As filed with the Securities and Exchange Commission on April 23, 2015
1933 Act Registration No. 333-36304
1940 Act Registration No. 811-08517
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 63 /X/
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 436 /X/
Lincoln Life Variable Annuity Account N
(Exact Name of Registrant)
Lincoln ChoicePlusSM Bonus, Lincoln ChoicePlusSM II Bonus, and
Lincoln ChoicePlus AssuranceSM (Bonus)
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000
Adam C. Ciongoli, Esquire
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and Address of Agent for Service)
Copy to:
Mary Jo Ardington, Esquire
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, Indiana 46802
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on May 1, 2015, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________, pursuant to paragraph (a)(1) of Rule 485
Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

Prospectus 1

Lincoln ChoicePlusSM Bonus
Individual Variable Annuity Contracts
Lincoln Life Variable Annuity Account N
May 1, 2015
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
www.LincolnFinancial.com
1-888-868-2583
This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life or Company). This contract can be purchased as either a nonqualified annuity or qualified retirement annuity under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. You will receive tax deferral for an IRA whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for acquiring a qualified contract. The contract is designed to accumulate Contract Value and to provide retirement income over a certain period of time, or for life, subject to certain conditions.
The benefits offered under this contract may be a variable or fixed amount or a combination of both. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant. Certain benefits described in this prospectus are no longer available.
The state in which your contract is issued will govern whether or not certain features, riders, restrictions, limitations, charges and fees will apply to your contract. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please check with your registered representative regarding their availability.
The minimum initial Purchase Payment for the contract is $10,000. Additional Purchase Payments, subject to certain restrictions, may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.
Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If your Purchase Payments, Bonus Credits and Persistency Credits are in the fixed account, we promise to pay you your principal and minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. Also, a Market Value Adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a Guaranteed Period.
We offer variable annuity contracts that have lower fees. Expenses for contracts offering a Bonus or Persistency Credit may be higher. Because of this, the amount of the Bonus or Persistency Credits may, over time, be offset by additional fees and charges. You should carefully consider whether or not this contract is the best product for you.
All Purchase Payments, Bonus Credits and Persistency Credits for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract’s variable options. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.
The available funds are listed below:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund
Invesco V.I. Core Equity Fund
Invesco V.I. International Growth Fund
AllianceBernstein Variable Products Series Fund:
AB VPS Global Thematic Growth Portfolio
(formerly AllianceBernstein VPS Global Thematic Growth Portfolio)
AB VPS Large Cap Growth Portfolio
(formerly AllianceBernstein VPS Large Cap Growth Portfolio)
AB VPS Small/Mid Cap Value Portfolio
(formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio)
American Funds Insurance Series®:
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund
1

Delaware VIP® Trust:
Delaware VIP® Diversified Income Series
Delaware VIP® Emerging Markets Series
Delaware VIP® High Yield Series
Delaware VIP® Limited-Term Diversified Income Series
Delaware VIP® REIT Series
Delaware VIP® Small Cap Value Series
Delaware VIP® Smid Cap Growth Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP Portfolio
Deutsche Variable Series II:
Deutsche Alternative Asset Allocation VIP Portfolio
Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Mid Cap Portfolio
Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
Janus Aspen Series:
Janus Aspen Balanced Portfolio
Janus Aspen Enterprise Portfolio
Janus Aspen Global Research Portfolio
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Global Allocation Portfolio*
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Mid Cap Core Portfolio
Lincoln Variable Insurance Products Trust:
LVIP American Century VP Mid Cap Value Managed Volatility Fund
(formerly LVIP American Century VP Mid Cap Value RPM Fund)
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Emerging Markets Managed Volatility Fund
(formerly LVIP BlackRock Emerging Markets RPM Fund)
LVIP BlackRock Equity Dividend Managed Volatility Fund
(formerly LVIP BlackRock Equity Dividend RPM Fund)
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund
(formerly LVIP BlackRock Global Allocation V.I. RPM Fund)
LVIP BlackRock Inflation Protected Bond Fund
LVIP BlackRock U.S. Opportunities Managed Volatility Fund*
LVIP Clarion Global Real Estate Fund
LVIP ClearBridge Large Cap Managed Volatility Fund*
LVIP ClearBridge Variable Appreciation Managed Volatility Fund
(formerly LVIP ClearBridge Variable Appreciation RPM Fund)
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Foundation® Aggressive Allocation Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Dimensional International Core Equity Fund*
LVIP Dimensional International Core Equity Managed Volatility Fund
(formerly LVIP Dimensional Non-U.S. Equity RPM Fund)
LVIP Dimensional U.S. Core Equity 1 Fund
(formerly LVIP Delaware Growth and Income Fund)
LVIP Dimensional U.S. Core Equity 2 Fund*
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund
(formerly LVIP Dimensional U.S. Equity RPM Fund)
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Franklin Mutual Shares VIP Managed Volatility Fund
(formerly LVIP Franklin Mutual Shares VIP RPM Fund)
LVIP Global Conservative Allocation Managed Risk Fund
(formerly LVIP Managed Risk Profile Conservative Fund)
LVIP Global Growth Allocation Managed Risk Fund
(formerly LVIP Managed Risk Profile Growth Fund)
LVIP Global Income Fund
LVIP Global Moderate Allocation Managed Risk Fund
(formerly LVIP Managed Risk Profile Moderate Fund)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund
(formerly LVIP Invesco Diversified Equity-Income RPM Fund)
LVIP Invesco V.I. Comstock Managed Volatility Fund
(formerly LVIP Invesco V.I. Comstock RPM Fund)
LVIP Ivy Mid Cap Growth Managed Volatility Fund
(formerly LVIP Columbia Small-Mid Cap Growth RPM Fund)
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Mid Cap Value Managed Volatility Fund
(formerly LVIP JPMorgan Mid Cap Value RPM Fund)
LVIP Managed Risk Profile 2010 Fund
LVIP Managed Risk Profile 2020 Fund
LVIP Managed Risk Profile 2030 Fund
LVIP Managed Risk Profile 2040 Fund
LVIP MFS International Growth Fund
LVIP MFS International Growth Managed Volatility Fund
(formerly LVIP MFS International Growth RPM Fund)
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP Money Market Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
(formerly LVIP Multi-Manager Global Equity RPM Fund)
LVIP PIMCO Low Duration Bond Fund
LVIP SSgA Bond Index Fund
LVIP SSgA Conservative Index Allocation Fund
LVIP SSgA Conservative Structured Allocation Fund
LVIP SSgA Developed International 150 Fund
LVIP SSgA Emerging Markets 100 Fund
LVIP SSgA Global Tactical Allocation Managed Volatility Fund
(formerly LVIP SSgA Global Tactical Allocation RPM Fund)
LVIP SSgA International Index Fund
LVIP SSgA International Managed Volatility Fund
(formerly LVIP SSgA International RPM Fund)
LVIP SSgA Large Cap 100 Fund
LVIP SSgA Large Cap Managed Volatility Fund
(formerly LVIP SSgA Large Cap RPM Fund)
LVIP SSgA Moderate Index Allocation Fund
LVIP SSgA Moderate Structured Allocation Fund
LVIP SSgA Moderately Aggressive Index Allocation Fund
LVIP SSgA Moderately Aggressive Structured Allocation Fund
LVIP SSgA S&P 500 Index Fund**
LVIP SSgA Small-Cap Index Fund
LVIP SSgA Small-Cap Managed Volatility Fund
(formerly LVIP SSgA Small-Cap RPM Fund)
LVIP SSgA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
2

LVIP Templeton Growth Managed Volatility Fund
(formerly LVIP Templeton Growth RPM Fund)
LVIP U.S. Growth Allocation Managed Risk Fund*
LVIP UBS Large Cap Growth Managed Volatility Fund
(formerly LVIP UBS Large Cap Growth RPM Fund)
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP VIP Contrafund® Managed Volatility Portfolio
(formerly LVIP VIP Contrafund® RPM Portfolio)
LVIP VIP Mid Cap Managed Volatility Portfolio
(formerly LVIP VIP Mid Cap RPM Portfolio)
LVIP Wellington Capital Growth Fund
(formerly LVIP Capital Growth Fund)
LVIP Wellington Mid-Cap Value Fund
(formerly LVIP Mid-Cap Value Fund)
MFS® Variable Insurance Trust:
MFS® VIT Growth Series
MFS® VIT Utilities Series
MFS® Variable Insurance Trust II:
MFS® VIT II Core Equity Portfolio
(formerly MFS® VIT Core Equity Series)
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio
PIMCO Variable Insurance Trust:
PIMCO VIT CommodityRealReturn® Strategy Portfolio
Putnam Variable Trust:
Putnam VT Global Health Care Fund
Putnam VT Growth & Income Fund
*	Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.
**	The Index this portfolio is managed to (the “Index”) is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (“Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by Licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. Licensee’s product(s) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors and none of SPDJI, Dow Jones, S&P nor their respective affiliates or third party licensors make any representation regarding the advisability of investing in such product(s).
This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.
Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.
3

4

Special Terms
In this prospectus, the following terms have the indicated meanings:
5% Enhancement—A feature under Lincoln Lifetime IncomeSM Advantage in which the Guaranteed Amount minus Purchase Payments and corresponding Bonus Credits received in the preceding Benefit Year, will be increased by 5%, subject to certain conditions.
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account or Variable Annuity Account (VAA)—The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective (or initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments and withdrawals.
Accumulation Unit—A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE® Advantage Account Value during the Access Period.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Annuity Commencement Date—The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE® Advantage).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE® Advantage has been elected). Payments may be variable or fixed, or a combination of both.
Annuity Unit—A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date. See Annuity Payouts.
Automatic Annual Step-up—Under Lincoln Lifetime IncomeSM Advantage the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary, subject to certain conditions.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Benefit Year—Under Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage, the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Under Lincoln SmartSecurity® Advantage, if the Contractowner elects a step-up, the Benefit Year will begin on the effective date of the step-up and each anniversary of the step-up after that.
Bonus Credit—The additional amount credited to the contract for each Purchase Payment.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a contract plus the value of the fixed side of the contract, if any.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Earnings—The excess of Contract Value over the sum of Bonus Credits, Persistency Credits and Purchase Payments which have not yet been withdrawn from the contract.
Enhancement Period—Under Lincoln Lifetime IncomeSM Advantage the 10-year period during which the 5% Enhancement is in effect. A new Enhancement Period will begin each time an Automatic Annual Step-up to the Contract Value occurs.
Excess Withdrawals—Amounts withdrawn during a Benefit Year, as specified for each Living Benefit Rider, which decrease or eliminate the guarantees under the rider.
Good Order—The actual receipt at our Home Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to effect the transaction. The forms we provide will
5

identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
Guaranteed Amount—The value used to calculate your withdrawal benefit under Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity® Advantage.
Guaranteed Amount Annuity Payout Option—A fixed Annuity Payout option available under Lincoln SmartSecurity® Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Guaranteed Period—The period during which Contract Value in a fixed account will be credited a guaranteed interest rate.
Income Base—Under 4LATER® Advantage, the Income Base will be used to calculate the minimum payouts available under your contract at a later date. The amount of the Income Base varies based on when you elect the rider, and is adjusted as set forth in this prospectus.
Investment Requirements—Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit Riders.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you (and Secondary Life, if applicable) for the rest of your life. During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln Life (we, us, our, Company)—The Lincoln National Life Insurance Company.
Living Benefit Rider—A general reference to optional riders that provide some type of a minimum guarantee while you are alive. The rider that is currently available is: i4LIFE® Advantage (without the Guaranteed Income Benefit). If you own a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements. On or after October 13, 2009, the only available Living Benefit Rider that you may elect is i4LIFE® Advantage with or without the Guaranteed Income Benefit.
Market Value Adjustment—An upward or downward adjustment on the amount of Contract Value in the fixed account upon a transfer, withdrawal or surrender of Contract Value from the fixed account due to fluctuations in interest rates.
Maximum Annual Withdrawal—The guaranteed periodic withdrawal available under Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage.
Maximum Annual Withdrawal Amount Annuity Payout Option — A fixed Annuity Payout option available under Lincoln Life-
time IncomeSM Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Nursing Home Enhancement—A feature that will increase the Maximum Annual Withdrawal amount under Lincoln Lifetime IncomeSM Advantage upon admittance to an approved nursing care facility, subject to certain conditions.
Periodic Income Commencement Date—The Valuation Date on which the amount of i4LIFE® Advantage Regular Income Payments are determined.
Persistency Credit—The additional amount credited to the contract after the fourteenth contract anniversary.
Purchase Payments—Amounts paid into the contract other than Bonus Credits and Persistency Credits.
Regular Income Payments—The variable, periodic income payments paid under i4LIFE® Advantage.
Secondary Life—Under i4LIFE® Advantage, the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Selling Group Individuals—A Contractowner who meets one of the following criteria at the time of the contract purchase and who purchases the contract without the assistance of a sales representative under contract with us:
•	Employees and registered representatives of any member of the selling group (broker-dealers who have selling agreements with us) and their spouses and minor children
•	Officers, directors, trustees or bona-fide full-time employees and their spouses and minor children, of Lincoln Financial Group or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies.
•	Effective June 15, 2005, the version of this product offered to Selling Group Individuals is no longer available for new sales.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.
Valuation Date—Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation Period—The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation Date) and ending at the close of such trading on the next Valuation Date.
6

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or (if available) the fixed account. State premium taxes may also be deducted. The premium tax rates range from zero to 5%.
CONTRACTOWNER TRANSACTION EXPENSES
Accumulation Phase:
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	8.50%
We may also apply a market value adjustment to amounts being withdrawn, surrendered or transferred from a Guaranteed Period account (except for dollar cost averaging, cross-reinvestment, withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity® Advantage and Regular Income Payments under i4LIFE® Advantage). See Fixed Side of the Contract.

[1]	The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and Other Deductions – Surrender Charge.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE® Advantage rider.
•	Table A reflects the expenses for a contract that has not elected i4LIFE® Advantage (Base contract).
•	Table B reflects the expenses for a contract that has elected i4LIFE® Advantage.
•	Table C reflects the expenses for a contract that has elected i4LIFE® Advantage and previously purchased 4LATER® Advantage.

TABLE A
Annual Account Fee:[1]	$35

Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):[2]
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Mortality and Expense Risk Charge	1.45%
Administrative Charge	0.15%
Total Separate Account Expenses	1.60%
5% Step-up Death Benefit
Mortality and Expense Risk Charge	1.60%
Administrative Charge	0.15%
Total Separate Account Expenses	1.75%
Estate Enhancement Benefit Rider (EEB) without 5% Step-up
Mortality and Expense Risk Charge	1.65%
Administrative Charge	0.15%
Total Separate Account Expenses	1.80%
Estate Enhancement Benefit Rider (EEB) in Combination with 5% Step-up
Mortality and Expense Risk Charge	1.70%
Administrative Charge	0.15%
Total Separate Account Expenses	1.85%

7

Optional Living Benefit Rider Charges:[3]	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage:[4]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.90%	0.90%
Additional Charge for Lincoln Lifetime IncomeSM Advantage Plus	0.15%	0.15%
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option:[5]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.85%	1.00%
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option:[5]
Guaranteed Maximum Charge	0.95%	N/A
Current Charge	0.85%	N/A
4LATER® Advantage:[6]
Guaranteed Maximum Charge	1.50%	N/A
Current Charge	0.65%	N/A
[1]	The account fee will be waived if your contract value is $100,000 or more at the end of any particular contract year. This account fee may be less in some states and will be waived after the fifteenth contract year. The account fee will also be deducted upon full surrender of the contract if the contract value is less than $100,000.
[2]	The mortality and expense risk charge and administrative charge together are 1.40% on and after the Annuity Commencement Date.
[3]	You may not have more than one Living Benefit Rider on your contract.
[4]	As an annualized percentage of the Guaranteed Amount (initial Purchase Payment and any Bonus Credit or Contract Value at the time of election) as increased for subsequent Purchase Payments, any Bonus Credits, Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln Lifetime IncomeSM Advantage riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. See Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage Charge for further information. This rider is no longer available for purchase.
[5]	As an annualized percentage of the Guaranteed Amount (initial Purchase Payment and any Bonus Credits or Contract Value at the time of election), as increased for subsequent Purchase Payments, any Bonus Credits and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option riders the current annual percentage charge will increase to 0.85% (single life option) and 1.00% (joint life option) upon the next election of a step-up of the Guaranteed Amount. For Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option riders the current annual percentage charge will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount. See Charges and Other Deductions – Lincoln SmartSecurity® Advantage Charge for further information. This rider is no longer available for purchase.
[6]	As an annualized percentage of the Income Base (initial Purchase Payment and any Bonus Credit or Contract Value at the time of election), as increased for subsequent Purchase Payments, any Bonus Credits, automatic 15% Enhancements, and Resets and decreased for withdrawals. This charge is deducted from the Subaccounts on a quarterly basis. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base. See Charges and Other Deductions – 4LATER® Advantage Charge for further information. This rider is no longer available for purchase.

TABLE B
Annual Account Fee:[1]	$35

i4LIFE® Advantage without a Guaranteed Income Benefit rider:[2]
Account Value Death Benefit	1.85%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.05%

i4LIFE® Advantage Guaranteed Income Benefit (version 4):[3]	Single Life	Joint Life
Account Value Death Benefit
Guaranteed Maximum Charge	3.85%	3.85%
Current Charge	2.50%	2.70%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	4.05%	4.05%
Current Charge	2.70%	2.90%

8

i4LIFE® Advantage Guaranteed Income Benefit (versions 1, 2 and 3):[4]	Single/Joint Life
Account Value Death Benefit
Guaranteed Maximum Charge	3.35%
Current Charge	2.35%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.55%
Current Charge	2.55%
[1]	The account fee will be waived if your contract value is $100,000 or more at the end of any particular contract year. This account fee may be less in some states and will be waived after the fifteenth contract year. The account fee will also be deducted upon full surrender of the contract if the contract value is less than $100,000.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. See Charges and Other Deductions – i4LIFE® Advantage Rider Charge for further information. These charges continue during the Access Period. The i4LIFE® Advantage charge is reduced to 1.65% during the Lifetime Income Period.
[3]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit (version 4) is 0.65% of Account Value for the single life option and 0.85% of Account Value for the joint life option with a guaranteed maximum charge of 2.00%. These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE® Advantage charge of 1.65%. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit (version 4) Charge for further information. i4LIFE® Advantage with Guaranteed Income Benefit is only available within contracts purchased prior to October 13, 2009.
[4]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit is 0.50% of Account Value with a guaranteed maximum charge of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE® Advantage charge of 1.65%. The percentage charge may change to the current charge in effect at the time you elect an additional step-up period, not to exceed the guaranteed maximum charge percentage. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for further information. i4LIFE® Advantage with Guaranteed Income Benefit is only available within contracts purchased prior to October 13, 2009.

TABLE C
Annual Account Fee:[1]	$35

i4LIFE® Advantage with 4LATER® Advantage Guaranteed Income Benefit for purchasers who previously purchased 4LATER® Advantage:[2]
Account Value Death Benefit
Guaranteed Maximum Charge	3.35%
Current Charge	2.50%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.55%
Current Charge	2.70%
[1]	The account fee will be waived if your contract value is $100,000 or more at the end of any particular contract year. This account fee may be less in some states and will be waived after the fifteenth contract year. The account fee will also be deducted upon full surrender of the contract if the contract value is less than $100,000.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit is 0.65% of the Account Value with a guaranteed maximum charge of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE® Advantage charge of 1.65%. The percentage charge will change to the current charge in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge percentage. i4LIFE® Advantage with 4LATER® Advantage Guaranteed Income Benefit is only available within contracts purchased prior to October 13, 2009. See Charges and Other Deductions – 4LATER® Advantage Guaranteed Income Benefit Charge for further information.

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2014. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
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	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.21%	2.75%
Net Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.21%	1.88%
*	Several of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2016.
EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.
The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the i4LIFE® Advantage with the EGMDB Death Benefit and Guaranteed Income Benefit (version 4) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,526	$2,791	$3,858	$6,230
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$676	$1,991	$3,258	$6,230
The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB with 5% Step-Up Death Benefit and Lincoln Lifetime IncomeSM Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,465	$2,651	$3,695	$6,245
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$615	$1,851	$3,095	$6,245
For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect Bonus Credits or Persistency Credits. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See The Contracts – Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“redemption fees”). As of the date of this prospectus, none have done so. See The Contracts – Market Timing for a discussion of redemption fees.

For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.
Summary of Common Questions
What kind of contract am I buying? This contract is an individual deferred flexible premium variable annuity contract between you and Lincoln Life. You may allocate your Purchase Payments to the VAA or to the fixed account. This prospectus primarily describes
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the variable side of the contract. This contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. You should refer to your contract for any state-specific provisions as not all state variations are discussed in this prospectus. Please check with your registered representative regarding their availability. This contract is no longer available for purchase.
What is the Variable Annuity Account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.
What are Asset Allocation Models? Asset allocation models are designed to assist you in deciding how to allocate your Purchase Payments among the various Subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts – Asset Allocation Models.
What are Investment Requirements? If you elect a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts. Different Investment Requirements apply to different riders. Lincoln Lifetime IncomeSM Advantage Plus also has specific Investment Requirements, but is no longer available for purchase. See The Contracts – Investment Requirements.
What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments , Bonus Credits and Persistency Credits to one or more of the Subaccounts, which, in turn, invest in a corresponding underlying fund. Each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account – Description of the Funds.
Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account – Description of the Funds.
How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you receive Bonus Credits and you buy Accumulation Units. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.
What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge according to the Death Benefit you select. There is an administrative charge in addition to the mortality and expense risk charge. The charges for any riders applicable to your contract will also be deducted from your Contract Value or Account Value if i4LIFE® Advantage is elected. See Charges and Other Deductions.
If you withdraw Purchase Payments, you pay a surrender charge from 0% to 8.50% of the surrendered or withdrawn Purchase Payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and Other Deductions – Surrender Charge.
We will deduct any applicable premium tax from Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.
See Expense Tables and Charges and Other Deductions for additional fees and expenses in these contracts.
The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
The surrender, withdrawal or transfer of value from a Guaranteed Period of the fixed account may be subject to the Market Value Adjustment, if applicable. See Fixed Side of the Contract.
Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE® Advantage, if elected. See The Contracts and Annuity Payouts.
For information about the compensation we pay for sales of contracts, see The Contracts – Distribution of the Contracts.
What Purchase Payments do I make, and how often? Your Purchase Payments are completely flexible, subject to minimum and maximum Purchase Payment amounts. For more information, see The Contracts – Purchase Payments.
Am I limited in the amount of Purchase Payments I can make into the contract? Yes, Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage®) for the same Contractowner, joint owner, and Annuitant. Upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract. In addition, if you have purchased a Living Benefit Rider, you may be subject to certain restrictions in terms of your ability to make additional Purchase Payments. For some riders, you may be limited in the amount of Purchase Payments you make in any Benefit Year. For other riders, you may not be able to make any additional Purchase Payments as all. For more information about these
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limitations, please see The Contracts – Purchase Payments section in this prospectus. Also, see Discontinued Living Benefit Riders for additional information on any restrictions that may apply to your Living Benefit Rider.
What is a Bonus Credit and a Persistency Credit? When Purchase Payments are made, we will credit an additional amount to the contract, known as a Bonus Credit. The amount of the Bonus Credit is calculated as a percentage of the Purchase Payments. The Bonus Credit percentage will vary based on the owner's cumulative Purchase Payments, as defined in this prospectus. All Bonus Credits become part of the Contract Value at the same time as the corresponding Purchase Payments. Bonus Credits are not considered to be Purchase Payments. See The Contracts – Bonus Credits.
A Persistency Credit of 0.05% of Contract Value less Purchase Payments that have been in the contract less than fourteen years will be credited on a quarterly basis after the fourteenth anniversary. See The Contracts – Persistency Credits.
We offer a variety of variable annuity contracts. Other annuity contracts that we offer have no provision for Bonus Credits but may have lower mortality and expense risk charges and/or lower surrender charges. The amount of Bonus Credit may be more than offset by higher surrender charges associated with the Bonus Credit. After the fourteenth contract anniversary, the Persistency Credits are designed to fully or partially offset these additional bonus charges. We encourage you to talk with your registered representative and determine which annuity contract is most appropriate for you.
How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios, which would decrease the amount applied to any payout option and the related payments.
What happens if I die before I annuitize? The Death Benefit may be paid upon the death of either the Contractowner or the Annuitant. Upon the death of the Contractowner, your Beneficiary will receive Death Benefit proceeds based upon the Death Benefit you select. Your Beneficiary has options as to how the Death Benefit is paid. In the alternative, the Contractowner may choose to receive a Death Benefit on the death of the Annuitant. See The Contracts – Death Benefit.
What happens if I die on or after the Annuity Commencement Date? Once you reach the Annuity Commencement Date, any applicable Death Benefit will terminate.
May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than twelve (12) per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to a Subaccount, you may only transfer up to 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. Transfers from the fixed account may be subject to a Market Value Adjustment. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts – Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract and Guaranteed Periods.
What are Living Benefit Riders? Living Benefit Riders are optional riders that provide different types of minimum guarantees if you meet certain conditions. These riders offer either a minimum withdrawal benefit (Lincoln SmartSecurity® Advantage and Lincoln Lifetime IncomeSM Advantage) a minimum Annuity Payout (4LATER® Advantage and i4LIFE® Advantage with or without the Guaranteed Income Benefit). On or after October 13, 2009, the only available Living Benefit Rider you may elect is i4LIFE® Advantage with or without Guaranteed Income Benefit. If you own a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), and you will be subject to Investment Requirements. Excess Withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. These riders are discussed in detail in The Contracts - Living Benefit Riders. Any guarantees under the contract that exceed your Contract Value are subject to our financial strength and claims-paying ability.
What is i4LIFE® Advantage? i4LIFE® Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic variable lifetime income payments. A Death Benefit and the ability to make withdrawals are available during a defined period of time (Access Period). For an additional charge, you may purchase a minimum payout floor, the Guaranteed Income Benefit. We assess a charge, imposed only during the i4LIFE® Advantage payout phase, based on the i4LIFE® Advantage Death Benefit you choose and whether or not the Guaranteed Income Benefit is in effect.
What is the Guaranteed Income Benefit? The Guaranteed Income Benefit provides a minimum payout floor for your i4LIFE® Advantage Regular Income Payments. The i4LIFE® Advantage Guaranteed Income Benefit is purchased when you elect i4LIFE® Advantage or any time during the Access Period subject to terms and conditions at that time. 4LATER® Advantage, Lincoln SmartSecurity® Advantage and Lincoln Lifetime IncomeSM Advantage have features that may be used to establish the amount of the Guaranteed Income Benefit. 4LATER® Advantage is purchased prior to the time you elect i4LIFE® Advantage and provides a guaranteed value, the Income Base, which can be used to establish the Guaranteed Income Benefit floor in the future. The i4LIFE® Advantage Guaranteed Income
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Benefit does not have an Income Base; the minimum floor is based on the Contract Value at the time you elect i4LIFE® Advantage with the Guaranteed Income Benefit. You may use your Guaranteed Amount from Lincoln SmartSecurity® Advantage or Lincoln Lifetime IncomeSM Advantage to establish the Guaranteed Income Benefit at the time you terminate that rider to purchase i4LIFE® Advantage. By electing this benefit, you will be subject to Investment Requirements. See The Contracts – Living Benefit Riders – Guaranteed Income Benefit with i4LIFE® Advantage and The Contracts – Discontinued Living Benefit Riders – 4LATER® Advantage Guaranteed Income Benefit, and Lincoln Lifetime IncomeSM Advantage – i4LIFE® Advantage option.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The Contracts – Surrenders and Withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and Other Deductions. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal Tax Matters.
Do I get a free look at this contract? Yes. You can cancel the contract within ten days of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home Office. In most states you assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. We will not refund any Bonus Credits credited to your Contract Value if you elect to cancel your contract; however, we will assume the risk of investment loss on the Bonus Credits. See Return Privilege.
Where may I find more information about Accumulation Unit values? Appendix A to this prospectus provides more information about Accumulation Unit values.
Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.
Note that there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to the contract fees and expenses, the yields of any Subaccount investing in a money market fund may also become extremely low and possibly negative.
The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.
The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life or Company), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to Contractowners under the contracts.
Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Living Benefit Riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. With respect to the issuance of the contracts, Lincoln Life does not file periodic financial reports with the SEC pursuant to the exemption for life insurance companies provided under Rule 12h-7 of the Securities Exchange Act of 1934.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company’s general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.
The general account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
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Our Financial Condition.  Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.
In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
How to Obtain More Information.  We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the Statement of Additional Information is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.
You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the Statement of Additional Information.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
Variable Annuity Account (VAA)
On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.
Financial Statements
The December 31, 2014 financial statements of the VAA and the December 31, 2014 consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.
Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Purchase Payments. Bonus Credits are allocated to the Subaccounts at the same time and at the same percentage as the Purchase Payments being made. There is a separate Subaccount which corresponds to each
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class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
Investment Advisers
As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.
Certain Payments We Receive with Regard to the Funds
We (or our affiliates) incur expenses in promoting, marketing, and administering the contracts and the underlying funds. With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their positions within the funds; processing dividend payments; providing subaccounting services for shares held by Contractowners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisors and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.48%. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.
In addition to the payments described above, most of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.35% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.
Description of the Funds
Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We may also consider the ability of the fund to help manage volatility and our risks associated with the guarantees we provide under the contract and under optional riders, especially the Living Benefit Riders. We review each fund periodically after it is selected. We reserve the right to remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds. Funds of funds or master-feeder structures may have higher expenses than funds that invest directly in debt or equity securities. An advisor affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your contract.
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Certain funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with the Living Benefit Riders. For more information on these funds and their risk management strategies, please see the Investment Requirements section of this prospectus. You should consult with your registered representative to determine which combination of investment choices and Death Benefit and/or Living Benefit Rider purchases (if any) are appropriate for you.
Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco V.I. American Franchise Fund (Series I Shares): Long-term growth of capital.
•	Invesco V.I. Core Equity Fund (Series I Shares): Long-term growth of capital.
•	Invesco V.I. International Growth Fund (Series I Shares): Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.
•	AB VPS Global Thematic Growth Portfolio (Class B): Long-term growth of capital. (formerly AllianceBernstein VPS Global Thematic Growth Portfolio)
•	AB VPS Large Cap Growth Portfolio (Class B): Long-term growth of capital. (formerly AllianceBernstein VPS Large Cap Growth Portfolio)
•	AB VPS Small/Mid Cap Value Portfolio (Class B): Long-term growth of capital. (formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio)
American Funds Insurance Series®, advised by Capital Research and Management Company
•	Global Growth Fund (Class 2): Long-term growth of capital.
•	Global Small Capitalization Fund (Class 2): Long-term capital growth.
•	Growth Fund (Class 2): Capital growth.
•	Growth-Income Fund (Class 2): Long-term growth of capital and income.
•	International Fund (Class 2): Long-term growth of capital.
BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	BlackRock Global Allocation V.I. Fund (Class III): High total investment return.
Delaware VIP® Trust, advised by Delaware Management Company(1)
•	Diversified Income Series (Service Class): Maximum long-term total return consistent with reasonable risk.
•	Emerging Markets Series (Service Class): Long-term capital appreciation.
•	High Yield Series (Service Class): Total return and, as a secondary objective, high current income.
•	Limited-Term Diversified Income Series (Service Class): Maximum total return, consistent with reasonable risk.
•	REIT Series (Service Class): Maximum long-term total return, with capital appreciation as a secondary objective.
•	Small Cap Value Series (Service Class): Capital appreciation.
•	Smid Cap Growth Series (Service Class): Long-term capital appreciation.
•	U.S. Growth Series (Service Class): Long-term capital appreciation.
•	Value Series (Service Class): Long-term capital appreciation.
Deutsche Investments VIT Funds, advised by Deutsche Investment Management Americas Inc.
•	Deutsche Small Cap Index VIP Portfolio (Class A): To replicate as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.
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Deutsche Variable Series II, advised by Deutsche Investment Management Americas Inc.
•	Deutsche Alternative Asset Allocation VIP Portfolio (Class B): Capital appreciation; a fund of funds.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Contrafund® Portfolio (Service Class 2): Long-term capital appreciation.
•	Growth Portfolio (Service Class 2): To achieve capital appreciation.
•	Mid Cap Portfolio (Service Class 2): Long-term growth of capital.
Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income VIP Fund, by Templeton Global Advisors Limited for the Templeton Global Bond VIP Fund and the Templeton Growth VIP Fund, and by Franklin Mutual Advisors, LLC for the Franklin Mutual Shares VIP Fund.
•	Franklin Income VIP Fund (Class 2): To maximize income while maintaining prospects for capital appreciation.
•	Franklin Mutual Shares VIP Fund (Class 2): Capital appreciation; income is a secondary consideration.
•	Templeton Global Bond VIP Fund (Class 2): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
•	Templeton Growth VIP Fund (Class 2): Long-term capital growth.
Janus Aspen Series, advised by Janus Capital Management LLC
•	Balanced Portfolio (Service Shares): Long-term capital growth, consistent with preservation of capital and balanced by current income.
•	Enterprise Portfolio (Service Shares): Long-term growth of capital.
•	Global Research Portfolio (Service Shares): Long-term growth of capital.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Global Allocation Portfolio (Class 2): Maximize long-term total return. This fund will be available on or about May 18, 2015. Consult your financial advisor.
Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund Advisor, LLC.
•	ClearBridge Variable Mid Cap Core Portfolio (Class II): Long-term growth of capital.
Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP American Century VP Mid Cap Value Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP American Century VP Mid Cap Value RPM Fund)
•	LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.
•	LVIP BlackRock Emerging Markets Managed Volatility Fund (Service Class): To invest primarily in securities included in a broad-based emerging markets index and to seek to approximate as closely as possible, before fees and expenses, the performance of that index while seeking to control the level of portfolio volatility.(4)
(formerly LVIP BlackRock Emerging Markets RPM Fund)
•	LVIP BlackRock Equity Dividend Managed Volatility Fund (Service Class): Reasonable income by investing primarily in income-producing equity securities.(4)
(formerly LVIP BlackRock Equity Dividend RPM Fund)
•	LVIP BlackRock Global Allocation V.I. Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP BlackRock Global Allocation V.I. RPM Fund)
•	LVIP BlackRock Inflation Protected Bond Fund (Service Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
•	LVIP BlackRock U.S. Opportunities Managed Volatility Fund (Service Class): Long-term capital appreciation.(4) This fund will be available on or about May 18, 2015. Consult your financial advisor.
•	LVIP Clarion Global Real Estate Fund (Service Class): Total return through a combination of current income and long-term capital appreciation.
•	LVIP ClearBridge Large Cap Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.(4)
This fund will be available on or about May 18, 2015. Consult your financial advisor.
•	LVIP ClearBridge Variable Appreciation Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP ClearBridge Variable Appreciation RPM Fund)
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•	LVIP Delaware Bond Fund (Standard Class)(1): Maximum current income (yield) consistent with a prudent investment strategy.
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)(1): Total return.
•	LVIP Delaware Foundation® Aggressive Allocation Fund (Service Class)(1): Long-term capital growth.
•	LVIP Delaware Social Awareness Fund (Standard Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware Special Opportunities Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Dimensional International Core Equity Fund (Service Class): Long-term capital appreciation. This fund will be available on or about May 18, 2015. Consult your financial advisor.
•	LVIP Dimensional International Core Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.(4) (formerly LVIP Dimensional Non-U.S. Equity RPM Fund)
•	LVIP Dimensional U.S. Core Equity 1 Fund (Service Class): To seek long-term capital appreciation. (formerly LVIP Delaware Growth and Income Fund)
•	LVIP Dimensional U.S. Core Equity 2 Fund (Service Class): Long-term capital appreciation. This fund will be available on or about May 18, 2015. Consult your financial advisor.
•	LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.(4) (formerly LVIP Dimensional U.S. Equity RPM Fund)
•	LVIP Dimensional/Vanguard Total Bond Fund (Service Class): Total return consistent with capital appreciation; a fund of funds.
•	LVIP Franklin Mutual Shares VIP Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP Franklin Mutual Shares VIP RPM Fund)
•	LVIP Global Conservative Allocation Managed Risk Fund (Service Class): A high level of current income with some consideration given to growth of capital; a fund of funds.(3)
(formerly LVIP Managed Risk Profile Conservative Fund)
•	LVIP Global Growth Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.(3)
(formerly LVIP Managed Risk Profile Growth Fund)
•	LVIP Global Income Fund (Service Class): Current income consistent with preservation of capital.
•	LVIP Global Moderate Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.(3)
(formerly LVIP Managed Risk Profile Moderate Fund)
•	LVIP Invesco Diversified Equity-Income Managed Volatility Fund (Service Class): Capital appreciation and current income; a fund of funds.(4) (formerly LVIP Invesco Diversified Equity-Income RPM Fund)
•	LVIP Invesco V.I. Comstock Managed Volatility Fund (Service Shares): Capital appreciation; a fund of funds.(4) (formerly LVIP Invesco V.I. Comstock RPM Fund)
•	LVIP Ivy Mid Cap Growth Managed Volatility Fund (Service Class): Capital appreciation.(4) (formerly LVIP Columbia Small-Mid Cap Growth RPM Fund)
•	LVIP JPMorgan High Yield Fund (Service Class): A high level of current income; capital appreciation is the secondary objective.
•	LVIP JPMorgan Mid Cap Value Managed Volatility Fund (Service Class): Long-term capital appreciation.(4) (formerly LVIP JPMorgan Mid Cap Value RPM Fund)
•	LVIP Managed Risk Profile 2010 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.(3)
•	LVIP Managed Risk Profile 2020 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.(3)
•	LVIP Managed Risk Profile 2030 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.(3)
•	LVIP Managed Risk Profile 2040 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.(3)
•	LVIP MFS International Growth Fund (Service Class): Long-term capital appreciation.
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•	LVIP MFS International Growth Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP MFS International Growth RPM Fund)
•	LVIP MFS Value Fund (Service Class): Capital appreciation.
•	LVIP Mondrian International Value Fund (Standard Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
•	LVIP Money Market Fund (Service Class)(1): To maximize current income while maintaining a stable value of your shares (providing stability of net asset value) and preserving the value of your initial investment (preservation of capital).
•	LVIP Multi-Manager Global Equity Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.(4) (formerly LVIP Multi-Manager Global Equity RPM Fund)
•	LVIP PIMCO Low Duration Bond Fund (Service Class): To seek a high level of current income consistent with preservation of capital.
•	LVIP SSgA Bond Index Fund (Service Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
•	LVIP SSgA Conservative Index Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSgA Conservative Structured Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSgA Developed International 150 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSgA Emerging Markets 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSgA Global Tactical Allocation Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.(4) (formerly LVIP SSgA Global Tactical Allocation RPM Fund)
•	LVIP SSgA International Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
•	LVIP SSgA International Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP SSgA International RPM Fund)
•	LVIP SSgA Large Cap 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSgA Large Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP SSgA Large Cap RPM Fund)
•	LVIP SSgA Moderate Index Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSgA Moderate Structured Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP SSgA Moderately Aggressive Index Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSgA S&P 500 Index Fund (Standard Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.(2)
•	LVIP SSgA Small-Cap Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
•	LVIP SSgA Small-Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP SSgA Small-Cap RPM Fund)
•	LVIP SSgA Small-Mid Cap 200 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term capital growth.
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Service Class): To maximize capital appreciation.
•	LVIP Templeton Growth Managed Volatility Fund (Service Class): Long-term capital growth.(4) (formerly LVIP Templeton Growth RPM Fund)
•	LVIP U.S. Growth Allocation Managed Risk Fund (Service Class): High level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.(3)
This fund will be available on or about May 18, 2015. Consult your financial advisor.
•	LVIP UBS Large Cap Growth Managed Volatility Fund (Service Class): Long-term growth of capital in a manner consistent with
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the preservation of capital.(4) (formerly LVIP UBS Large Cap Growth RPM Fund)
•	LVIP Vanguard Domestic Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Vanguard International Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP VIP Contrafund® Managed Volatility Portfolio (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP VIP Contrafund® RPM Portfolio)
•	LVIP VIP Mid Cap Managed Volatility Portfolio (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP VIP Mid Cap RPM Portfolio)
•	LVIP Wellington Capital Growth Fund (Service Class): Capital growth. (formerly LVIP Capital Growth Fund)
•	LVIP Wellington Mid-Cap Value Fund (Service Class): Long-term capital appreciation. (formerly LVIP Mid-Cap Value Fund)
MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	MFS® VIT Growth Series (Service Class): Capital appreciation.
•	MFS® VIT Utilities Series (Service Class): Total return.
MFS® Variable Insurance Trust II, advised by Massachusetts Financial Services Company
•	MFS® VIT II Core Equity Portfolio (Service Class): (formerly MFS® VIT Core Equity Series)
Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management, Inc.
•	Mid Cap Intrinsic Value Portfolio (I Class): Growth of capital.
PIMCO Variable Insurance Trust, advised by PIMCO
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class): Maximum real return.
Putnam Variable Trust, advised by Putnam Investment Management, LLC
•	Global Health Care Fund (Class IB): Capital appreciation.
•	Growth & Income Fund (Class IB): Capital growth and current income.
(1)	Investments in Delaware Investments VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Delaware Investment Advisors, a series of Delaware Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series or Funds or accounts, the repayment of capital from the Series or Funds or account, or any particular rate of return.
(2)	The Index this portfolio is managed to (the “Index”) is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (“Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by Licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. Licensee’s product(s) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors and none of SPDJI, Dow Jones, S&P nor their respective affiliates or third party licensors make any representation regarding the advisability of investing in such product(s).
(3)	The fund employs hedging strategies designed to provide for downside protection during sharp downward movements in the equity markets.
(4)	The fund employs hedging strategies designed to reduce overall portfolio volatility.
Fund Shares
We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
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When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.
Reinvestment of Dividends and Capital Gain Distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.
Addition, Deletion or Substitution of Investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.
Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund’s shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after approval from the SEC.
We may also:
•	remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
•	processing applications for and issuing the contracts;
•	processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services – See Additional Services and the SAI for more information on these programs);
•	maintaining records;
•	administering Annuity Payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.
The risks we assume include:
•	the risk that Annuitants receiving Annuity Payouts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
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•	the risk that lifetime payments to individuals from Living Benefit Riders will exceed the Contract Value;
•	the risk that Death Benefits paid will exceed the actual Contract Value;
•	the risk that more Contractowners than expected will qualify for waivers of the surrender charge;
•	the risk that, if a Guaranteed Income Benefit rider is in effect, the required Regular Income Payments will exceed the Account Value;
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the surrender charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. A portion of the mortality and expense risk and administrative charge and a portion of the surrender charges are assessed to fully or partially recoup Bonus Credits paid into the contract by us when Purchase Payments are made. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Deductions from the VAA
For the base contract, we apply to the average daily net asset value of the Subaccounts a charge which is equal to an annual rate of:
	EEB rider (in combination with 5% step-up)	EEB rider (without 5% step-up)	5% step-up Death Benefit	EGMDB
Mortality and expense risk charge	1.70%	1.65%	1.60%	1.45%
Administrative charge	.15%	0.15%	0.15%	0.15%
Total annual charge for each Subaccount	1.85%	1.80%	1.75%	1.60%
Surrender Charge
A surrender charge applies (except as described below) to surrenders and withdrawals of Purchase Payments that have been invested for the periods indicated below. The surrender charge is calculated separately for each Purchase Payment. The contract anniversary is the annually occurring date beginning with the effective date of the contract. For example, if the effective date of your contract is January 1st, your contract anniversary would be on January 1st of each subsequent year.
	Number of contract anniversaries since Purchase Payment was invested
	0	1	2	3	4	5	6	7	8	9+
Surrender charge as a percentage of the surrendered or withdrawn Purchase Payments	8.50%	8.50%	8%	7%	6%	5%	4%	3%	2%	0%
A surrender charge does not apply to:
•	A surrender or withdrawal of a Purchase Payment beyond the ninth anniversary since the Purchase Payment was invested;
•	Withdrawals of Contract Value during a Contract Year to the extent that the total Contract Value withdrawn during the current Contract Year does not exceed the free amount which is equal to the greater of 10% of the current Contract Value or 10% of the total Purchase Payments;
•	Purchase Payments that have been invested in the contract for at least 12 months when used in the calculation of the initial benefit payment to be made under an Annuity Payout option, other than the i4LIFE® Advantage option;
•	A surrender or withdrawal of any Purchase Payments, if such Purchase Payments were received by us more than 12 months prior to the onset of a permanent and total disability of the Contractowner as defined in Section 22(e)(3) of the tax code, if the disability occurred after the effective date of the contract and before the 65th birthday of the Contractowner. For contracts issued in the State of New Jersey, a different definition of permanent and total disability applies;
•	A surviving spouse at the time he or she assumes ownership of the contract as a result of the death of the original owner (however, the surrender charge schedule of the original contract will continue to apply to the spouse's contract);
•	A surrender or withdrawal of any Purchase Payments as a result of the admittance of the Contractowner to an accredited nursing home or equivalent health care facility, if such Purchase Payments were received by us more than 12 months prior to the admittance, where the admittance into the nursing home occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days;
•	A surrender or withdrawal of any Purchase Payments, if such Purchase Payments were received by us more than 12 months
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prior to the diagnosis date of a terminal illness that is after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;
•	A surrender of the contract as a result of the death of the Contractowner or Annuitant;
•	A surrender or withdrawal of a Purchase Payment beyond the fifth anniversary since the Purchase Payment was invested for any contract issued to Selling Group Individuals. For Selling Group Individuals, a reduced schedule of surrender charges applies;
•	A surrender or annuitization of Bonus Credits and Persistency Credits;
•	Purchase Payments when used in the calculation of the initial Account Value under the i4LIFE® Advantage option;
•	Regular Income Payments made under i4LIFE® Advantage, including any payments to provide the 4LATER® or i4LIFE® Advantage Guaranteed Income Benefits, or periodic payments made under any Annuity Payout option made available by us;
•	Withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity® Advantage or Lincoln Lifetime IncomeSM Advantage, subject to certain conditions.
For purposes of calculating the surrender charge on withdrawals, we assume that:
1.	The free amount will be withdrawn from Purchase Payments on a first in-first out (“FIFO”) basis.
2.	Prior to the ninth anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) until exhausted; then
•	from earnings until exhausted; then
•	from Bonus Credits.
3.	On or after the ninth anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
•	from earnings and Persistency Credits until exhausted; then
•	from Bonus Credits attributable to Purchase Payments to which a surrender charge no longer applies until exhausted; then
•	from Purchase Payments (on a FIFO basis) to which a surrender charge still applies until exhausted; then
•	from Bonus Credits attributable to Purchase Payments to which a surrender charge still applies.
We apply the surrender charge as a percentage of Purchase Payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your Contract Value has increased or decreased. The surrender charge is calculated separately for each Purchase Payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when Contractowners surrender or withdraw before distribution costs have been recovered.
If the Contractowner is a corporation or other non-individual (non-natural person), the Annuitant or joint Annuitant will be considered the Contractowner or joint owner for purposes of determining when a surrender charge does not apply.
Account Fee
During the accumulation period, we will deduct an account fee of $35 from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this $35 account fee will also be deducted from the Contract Value upon surrender. This fee may be lower in certain states, if required, and will be waived after the fifteenth Contract Year. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $100,000 on the contract anniversary. There is no account fee on contracts issued to Selling Group Individuals.
Rider Charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. The deduction of a rider charge will be noted on your quarterly statement.
Lincoln Lifetime IncomeSM Advantage Charge (no longer available). While this rider is in effect, there is a charge for Lincoln Lifetime IncomeSM Advantage. The rider charge is currently equal to an annual rate of 0.90% of the Guaranteed Amount (0.225% quarterly)for the Lincoln Lifetime IncomeSM Advantage single life or joint life option. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. If the Lincoln Lifetime IncomeSM Advantage Plus was purchased, an additional 0.15% is added, for a total current cost of 1.05% of the Guaranteed Amount. See The Contracts - Discontinued Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount.
The charge is based on the Guaranteed Amount as increased for subsequent Purchase Payments and Bonus Credits, Automatic Annual Step-ups, 5% Enhancements, and the 200% Step-up and decreased for withdrawals. We will deduct the cost of this rider from
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the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. For riders purchased on and after March 2, 2009, the charge is also deducted in proportion to the value in the fixed account used for dollar cost averaging purposes. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to – Lincoln Lifetime IncomeSM Advantage – Guaranteed Amount for a discussion and example of the impact of the changes to the Guaranteed Amount.
The annual rider percentage charge may increase each time the Guaranteed Amount increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 1.50% of the Guaranteed Amount. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary. If your percentage charge is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. This opt out will only apply for this particular Automatic Annual Step-up and is not available if additional Purchase Payments would cause your charge to increase (see below). You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up.
An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% Step-up will not cause an increase in the annual rider percentage charge but will increase the dollar amount of charge.
Once cumulative additional Purchase Payments into your annuity contract after the first Benefit Year equal or exceed $100,000, any additional Purchase Payment will potentially cause the charge for your rider to change to the current charge in effect on the next Benefit Year anniversary, but the charge will never exceed the guaranteed maximum annual charge. The new charge will become effective on the Benefit Year anniversary.
The rider charge will be discontinued upon termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the contract.
If the Guaranteed Amount is reduced to zero while the Contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.
If you purchased Lincoln Lifetime IncomeSM Advantage Plus Option, an additional 0.15% of the Guaranteed Amount will be added to the Lincoln Lifetime IncomeSM Advantage charge for a total current charge of 1.05% applied to the Guaranteed Amount. This total charge (which may change as discussed above) is in effect until the 7th Benefit Year anniversary. If you exercise your Plus Option, this entire rider and its charge will terminate. If you do not exercise the Plus Option, after the 7th Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed and the Lincoln Lifetime IncomeSM Advantage rider and charge will continue. If you make a withdrawal prior to the 7th Benefit Year anniversary, you will not be able to exercise the Plus Option, but the additional 0.15% charge will remain on your contract until the 7th Benefit Year anniversary.
Lincoln SmartSecurity® Advantage Charge (no longer available). While this rider is in effect, there is a charge for the Lincoln SmartSecurity® Advantage. The rider charge is currently equal to an annual rate of:
1.	0.85% of the Guaranteed Amount (0.2125% quarterly) for the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option (the current annual percentage charge will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount); or
2.	0.85% of the Guaranteed Amount (0.2125% quarterly) for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, single life option (and also prior version of Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up) (the current annual percentage charge will increase from 0.65% to 0.85% at the end of the 10-year annual step-up period if a new 10-year period is elected); or
3.	1.00% of the Guaranteed Amount (0.25% quarterly) for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, joint life option (the current annual percentage charge will increase from 0.80% to 1.00% at the end of the 10-year annual step-up period if a new 10-year period is elected). See The Contracts - Discontinued Living Benefit Riders – Lincoln SmartSecurity® Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount.
The charge is based on the Guaranteed Amount (initial Purchase Payment and any Bonus Credits or Contract Value at the time of election) as increased for subsequent Purchase Payments and any Bonus Credits and step-ups and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount and the fixed side of the contract on the Valuation Date the rider charge is assessed. In Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option and the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up (without the single or joint life option), the charge may be deducted in proportion to the value in the fixed account as well. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Because Bonus Credits increase the Guaranteed Amount, Bonus Credits also increase the amount we deduct for the cost of the rider. Refer to the Lincoln SmartSecurity® Advantage, Guaranteed Amount section for a discussion and example of the impact of changes to the Guaranteed Amount.
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Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the annual rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.
If you elect to step-up the Guaranteed Amount for another step-up period (including if we administer the step-up election for you or if you make a change from a joint life to a single life option after a death or divorce), a portion of the rider charge, based on the number of days prior to the step-up, will be deducted on the Valuation Date of the step-up based on the Guaranteed Amount immediately prior to the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a Contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your rider percentage charge will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the Annuity Commencement Date, election of i4LIFE® Advantage or termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except upon death) or surrender of the contract.
Rider Charge Waiver. For the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the rider charge may be waived. For the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, no rider charge waiver is available with the single life and joint life options. The earlier version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.
Whenever the above conditions are met, on each Valuation Date the rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this rider or on the most recent step-up date; and (2) Purchase Payments (and Bonus Credits) made after the step-up, then the quarterly rider charge will be waived. If the withdrawals have been more than 10%, then the rider charge will not be waived.
4LATER® Advantage Charge (no longer available). Prior to the Periodic Income Commencement Date (which is defined as the Valuation Date the initial Regular Income Payment under i4LIFE® Advantage is determined), the annual 4LATER® charge is currently 0.65% of the Income Base. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base. The Income Base (an amount equal to the initial Purchase Payment and any Bonus Credit if purchased at contract issue, or Contract Value at the time of election if elected after the contract effective date), as adjusted, is a value that will be used to calculate the 4LATER® Guaranteed Income Benefit. The Income Base is increased for subsequent Purchase Payments, any Bonus Credits, automatic 15% enhancements and resets, and decreased for withdrawals. An amount equal to the quarterly 4LATER® rider charge multiplied by the Income Base will be deducted from the Subaccounts on every three-month anniversary of the later of the 4LATER® rider effective date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the 4LATER® rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional Purchase Payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a reset to the current Account Value.
Upon a reset of the Income Base, a portion of the rider charge, based on the number of days prior to the reset, will be deducted on the Valuation Date of the reset based on the Income Base immediately prior to the reset. This deduction covers the cost of the 4LATER® rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER® rider charge for the reset Income Base on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the reset. At the time of the reset, the annual charge will be the current charge in effect at the time of reset, not to exceed the guaranteed maximum charge of 1.50% of the Income Base. If you never elect to reset your Income Base, your 4LATER® rider percentage charge will never change, although the amount we deduct will change as your Income Base changes.
Prior to the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the 4LATER® rider for any reason other than death. On the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be made to cover the cost of 4LATER® since the previous deduction.
i4LIFE® Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE® Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE® Advantage becomes effective(or your initial Purchase Payment and Bonus Credit if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, your Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made, as well as any withdrawals.
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The annual rate of the i4LIFE® Advantage charge during the Access Period is: 1.85% for the i4LIFE® Advantage Account Value Death Benefit; and 2.05% for the i4LIFE® Advantage EGMDB. During the Lifetime Income Period, the charge for all Death Benefit options is 1.65%. This charge consists of a mortality and expense risk charge, and an administrative charge (charges for the Guaranteed Income Benefits are not included and are listed below). These charges replace the Separate Account Annual Expenses for the base contract. If i4LIFE® Advantage is elected at the issue of the contract i4LIFE® Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE® Advantage and the charge will begin on the Periodic Income Commencement Date which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE® Advantage section for explanations of the Account Value, the Access Period, and the Lifetime Income Period.
i4LIFE® Advantage with Guaranteed Income Benefit Charge. Guaranteed Income Benefit (version 4) is subject to a current annual charge of 0.65% of the Account Value (0.50% for versions 1, 2 and 3) (single life option), which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.50% (2.35% for version 1, 2 and 3) for the i4LIFE® Advantage Account Value Death Benefit; and 2.70% (2.55% for version 1, 2 and 3) for the i4LIFE® Advantage EGMDB.
If you elect the joint life option, Guaranteed Income Benefit (version 4) is subject to a current annual charge of 0.85% of the Account Value which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.70% for the i4LIFE® Advantage Account Value Death Benefit and 2.90% for the i4LIFE® Advantage EGMDB. These charges replace the Separate Account Annual Expenses for the base contract.
The Guaranteed Income Benefit percentage charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (version 4) or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later in the i4LIFE® Advantage section of this prospectus). At the time of the step-up the Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 2.00% (version 4) or 1.50% (version 2 and version 3) of the Account Value. If we automatically administer the step-up (version 4) or step-up period election (versions 2 or 3) for you and your percentage charge is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within 30 days after the date on which the step-up or the step-up period election occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up or the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of this prospectus). For version 4, future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up. Version 1 does not step-up; therefore the charge does not change.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate, but the i4LIFE® Advantage charge will continue.
i4LIFE® Advantage with 4LATER® Guaranteed Income Benefit Charge for purchasers who previously purchased 4LATER® Advantage. The 4LATER® Guaranteed Income Benefit for purchasers who previously purchased 4LATER® Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.50% for the i4LIFE® Advantage Account Value Death Benefit; and 2.70% for the i4LIFE® Advantage EGMDB. (For riders purchased before January 20, 2009, the current annual percentage charge is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE® Advantage payout phase.
On and after the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® Advantage charge as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER® charge because after the Periodic Income Commencement Date, when the 4LATER® Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER® charge is the same immediately before and after the Periodic Income Commencement Date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the Periodic Income Commencement Date and then multiplied by the average daily Account Value after the Periodic Income Commencement Date.
After the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit percentage charge will not change unless the Contractowner elects additional 15-year step-up periods during which the 4LATER® Guaranteed Income Benefit (described later) is stepped-up to 75% of the current Regular Income Payment. At the time you elect a new 15-year step-up period, the 4LATER® Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of Account Value.
After the Periodic Income Commencement Date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE® Advantage Guaranteed Income Benefit (version 2 or 3), the
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Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.50% of the Account Value, which is added to the i4LIFE®Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.35% for the i4LIFE® Advantage Account Value Death Benefit; and 2.55% for the i4LIFE® Advantage EGMDB.
Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase Lincoln Lifetime IncomeSM Advantage.
The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE® Advantage section of this prospectus).
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
The Lincoln Lifetime IncomeSM Advantage rider is no longer available for purchase.
Deductions for Premium Taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 5%.
Other Charges and Deductions
The surrender, withdrawal or transfer of value from a Guaranteed Period may be subject to the Market Value Adjustment, if applicable. See Fixed Side of the Contract.
The mortality and expense risk and administrative charge of 1.40% of the value in the VAA will be assessed on all variable Annuity Payouts (except for i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.
Additional Information
The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
•	any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
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The Contracts
Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a registered representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you either directly or through your registered representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Home Office approval.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Home Office, an initial Purchase Payment and its corresponding Bonus Credit will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your agent, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your agent’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment and its corresponding Bonus Credit within two business days.
We offer a variety of variable annuity contracts. The amount of the Bonus Credit may be more than offset by higher surrender charges associated with the Bonus Credit and have lower fees and charges may provide large cash surrender values than this contract, depending on the level of Bonus Credits in this contract and the performance of the owner's chosen Subaccounts. We encourage your to talk to your financial advisor and determine which annuity contract is most appropriate for you.
Who Can Invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86. Certain Death Benefit options may not be available at all ages. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the Contractowner, and held in that account until instructions are received from the appropriate regulator.
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.
Replacement of Existing Insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. A registered representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
Purchase Payments
You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments since the requirements of your state may vary. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
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Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® contracts) in which you are a Contractowner, joint owner, or Annuitant. If you elect a Living Benefit Rider, you may be subject to further restrictions in terms of your ability to make additional Purchase Payments, as more fully described below. If you stop making Purchase Payments, the contract will remain in force, however, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first. Upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
If you elect a Living Benefit Rider (other than i4LIFE® Advantage Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts.
These restrictions and limitations mean that you will be limited in your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage with any version of Guaranteed Income Benefit) and/or increase the amount of any guaranteed benefit under a Living Benefit Rider by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under i4LIFE® Advantage Guaranteed Income Benefit) by making additional Purchase Payments over a long period of time. Please contact your registered representative and refer to the Living Benefit Riders section of this prospectus for additional information on any restrictions that may apply to your Living Benefit Rider. State variations may apply.
Bonus Credits
In some states, the term bonus credit may be referred to as value enhancement or a similar term in the contract. For each Purchase Payment made into the contract, we will credit the contract with a Bonus Credit. The amount of the Bonus Credit will be added to the value of the contract at the same time and allocated in the same percentage as the Purchase Payment. The amount of the Bonus Credit is calculated as a percentage of the Purchase Payment made. The amount of any Bonus Credit applied to the contract will be noted on the confirmation sent after each Purchase Payment. The Bonus Credit percentage is based on the owner’s cumulative Purchase Payments at the time each Purchase Payment is made according to the following scale:
Cumulative Purchase Payments	Bonus Credit %
Less than $100,000	3.00%
$100,000–$999,999	4.00%
$1,000,000 or greater	5.00%
Your cumulative Purchase Payments at the time of a Purchase Payment are equal to the sum of (1) all prior Purchase Payments made to your contract; plus (2) the current Purchase Payment made to your contract; minus (3) all prior withdrawals of Purchase Payments from your contract.
Tax qualified annuity contracts (including IRAs) cannot be used when determining the amount of the owner's investment. Inclusion of qualified contracts could result in loss of the tax qualified status or tax penalties. It is your responsibility to provide us with Contract Values for only nonqualified contracts.
During the first contract year if you make any Purchase Payment(s) after the initial Purchase Payment (“subsequent Purchase Payment”), we may add a Bonus Credit (“additional Bonus Credit”) to the contract that is in addition to any Bonus Credit that was previously added to the contract and the Bonus credit that is added due to the subsequent Purchase Payment. The additional Bonus Credit will be added to the contract if the subsequent Purchase Payment increases the owner's investment to a dollar level that qualifies for a higher Bonus Credit percentage than the Bonus Credit percentage that any prior Purchase Payments qualified for. The additional Bonus Credit will be added to your contract at the time the subsequent Purchase Payment is made. The Bonus Credit percentage for the additional Bonus Credit will be the difference between the higher Bonus Credit percentage that the subsequent Purchase Payment qualifies for and the Bonus Credit percentage that the prior Purchase Payments qualified for. We will then multiply the sum of all prior first year Purchase Payments by this Bonus Credit percentage to determine the amount of the additional Bonus Credit. You may receive more than one additional Bonus Credit during the first Contract Year as we will add an additional Bonus Credit anytime a subsequent Purchase Payment increases the amount of the total Purchase Payments to an amount that qualifies for a higher Bonus Credit percentage.
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Persistency Credits
Contractowners will receive a Persistency Credit on a quarterly basis after the fourteenth contract anniversary. The amount of the Persistency Credit is calculated by multiplying the Contract Value, less any Purchase Payments that have not been invested in the contract for at least 14 years, by 0.05%. This Persistency Credit will be allocated to the variable Subaccounts and the fixed Subaccounts in proportion to the Contract Value in each variable Subaccount and fixed Subaccount at the time the Persistency Credit is paid into the contract.
There is no additional charge to receive this Persistency Credit, and in no case will the Persistency Credit be less than zero. The amount of any Persistency Credit received will be noted on your quarterly statement.
Valuation Date
Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.
Allocation of Purchase Payments
Purchase Payments allocated to the variable account are placed into the VAA’s Subaccounts, according to your instructions. You may also allocate Purchase Payments in the fixed account, if available. Corresponding Bonus Credits will be allocated to the Subaccount(s) and/or the fixed side of the contract in the same proportion in which you allocate Purchase Payments.
The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20. The minimum amount of any Purchase Payment which can be put into a Guaranteed Period of the fixed account is $2,000, subject to state approval.
If we receive your Purchase Payment from you or your broker-dealer in Good Order at our Home Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If we receive your Purchase Payment in Good Order after market close, we will use the Accumulation Unit value computed on the next Valuation Date. If you submit your Purchase Payment to your registered representative, we will generally not begin processing the Purchase Payment until we receive it from your representative’s broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to market close then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If your Purchase Payment was placed with your broker-dealer after market close, then we will use the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund’s investments perform, but also upon the expenses of the VAA and the underlying funds.
Valuation of Accumulation Units
Purchase Payments and Bonus Credits allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments and Bonus Credits are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:
1.	The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus
2.	The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3.	The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.
The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to
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use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers On or Before the Annuity Commencement Date
After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received.
Transfers (among the variable Subaccounts and as permitted between the variable and fixed accounts) are limited to twelve (12) per Contract Year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross-reinvestment or portfolio rebalancing elected on forms available from us. See Additional Services and the SAI for more information on these programs. These transfer rights and restrictions also apply during the i4LIFE® Advantage Access Period (the time period during which you may make withdrawals from the i4LIFE® Advantage Account Value). See i4LIFE® Advantage.
The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.
A transfer request may be made to our Home Office in writing, or by fax or other electronic means. A transfer request may also be made by telephone provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Home Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
If your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the Contract Value from a fixed account to the variable Subaccount(s) subject to the following restrictions:
•	total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the variable Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE® Advantage transfers) may be subject to Value Adjustment, see the Fixed Side of the Contract - Guaranteed Periods and Market Value Adjustment.
Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.
Telephone and Electronic Transactions
A surrender, withdrawal, or transfer request may be made to our Home Office using a fax or other electronic means. In addition, withdrawal and transfer requests may be made by telephone, subject to certain restrictions. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.
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Market Timing
Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with “market timing” transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.
In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.
You should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds’ ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from Contractowners engaged in disruptive trading activity, the fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.
We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
Once a Contractowner has been identified as a “market timer” under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this “original signature” restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
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In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.
Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund’s investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.
Transfers After the Annuity Commencement Date
You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment. Once elected, the fixed annuity payment is irrevocable.
These provisions also apply during the i4LIFE® Advantage Lifetime Income Period. See i4LIFE® Advantage.
Ownership
The owner on the date of issue will be the person or entity designated in the contract specifications. The owner of a nonqualified contract may name a joint owner.
As Contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Nonqualified contracts may not be collaterally assigned. Assignments may have an adverse impact on any Death Benefits or benefits offered under Living Benefit Riders in this product and may be prohibited under the terms of a particular feature. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.
Joint Ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us in writing of the change. However, we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the Death Benefits or benefits offered under Living Benefit Riders. See The Contracts – Death Benefit and Living Benefit Riders. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.
Surrenders and Withdrawals
Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means. Withdrawal requests may be made by telephone, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.
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The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Home Office. If we receive a surrender or withdrawal request in Good Order at our Home Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Home Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Surrenders and withdrawals from the fixed account may be subject to the Market Value Adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home Office. The payment may be postponed as permitted by the 1940 Act.
There are charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.
The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Additional Services
These are the additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home Office. For further detailed information on these services, please see Additional Services in the SAI.
Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain variable Subaccounts into the variable Subaccounts on a monthly basis or in accordance with other terms we make available.
You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged (DCA'd) is $1,500 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Market Value Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to that DCA program will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. If you are enrolled in automatic rebalancing, this amount may be automatically rebalanced based on your allocation instructions in effect at the time of rebalancing. DCA does not assure a profit or protect against loss.
The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges and Market Value Adjustments. See Charges and Other Deductions – Surrender Charge and Fixed Side of the Contract – Market Value Adjustment. Withdrawals under AWS will be noted on your quarterly statement. AWS is also available for amounts allocated to the fixed account, if applicable.
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The cross-reinvestment service automatically transfers the Contract Value in a designated variable Subaccount that exceeds a baseline amount to another specific variable Subaccount at specific intervals. You specify the applicable Subaccounts, the baseline amount and the interval period. As of May 1, 2010, this service is no longer available unless the Contractowner had enrolled in this service prior to this date.
Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each variable Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. The fixed account is not available for portfolio rebalancing.
Only one of the three additional services (DCA, cross-reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross-reinvestment running simultaneously. We reserve the right to discontinue any or all of these administrative services at any time.
Asset Allocation Models
Your registered representative may discuss asset allocation models with you to assist you in deciding how to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. The models listed below were designed and prepared by the Company, in consultation with SSgA Funds Management, Inc., for use by Lincoln Financial Distributors, Inc., (LFD) the principal underwriter of the contracts. LFD provides models to broker dealers who may offer the models to their own clients. The models do not constitute investment advice and you should consult with your registered representative to determine whether you should utilize a model or which model is suitable for you based upon your goals, risk tolerance and time horizon.
Each model invests different percentages of Contract Value in some or all of the LVIP Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model’s asset allocation strategy. You may not make transfers among the Subaccounts. We will proportionately deduct any withdrawals you make from the Subaccounts in the asset allocation model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.
Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help reduce volatility and boost returns over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably not appropriate for you.
The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.
In order to maintain the model’s specified Subaccount allocation percentages, you agree to be automatically enrolled in the portfolio rebalancing option and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you desire to change your Contract Value or Purchase Payment allocation or percentages to reflect a revised or different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no charge from Lincoln for participating in a model.
The election of certain Living Benefit Riders may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts – Investment Requirements and The Contracts — Discontinued Living Benefit Riders..
The models are as follows:
•	The Lincoln SSgA Conservative Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 40% in three equity Subaccounts and 60% in one fixed income Subaccount. This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes index funds exclusively.
•	The Lincoln SSgA Moderate Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 60% in three equity Subaccounts and 40% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes index funds exclusively.
•	The Lincoln SSgA Moderately Aggressive Equity Index Model (formerly known as the Lincoln SSgA Moderately Aggressive Index Model) is composed of specified underlying Subaccounts representing a target allocation of approximately 80% in three equity
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Subaccounts and 20% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively.
•	The Lincoln SSgA Moderately Aggressive Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 70% in three equity Subaccounts and 30% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively.
•	The Lincoln SSgA Aggressive Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 90% in three equity Subaccounts and 10% in one fixed income Subaccount. This model seeks long term growth of capital. The model utilizes index funds exclusively.
•	The Lincoln SSgA Structured Conservative Model is composed of specified underlying Subaccounts representing a target allocation of approximately 40% in seven equity Subaccounts and 60% in one fixed income Subaccount. This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
•	The Lincoln SSgA Structured Moderate Model is composed of specified underlying Subaccounts representing a target allocation of approximately 60% in seven equity Subaccounts and 40% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
•	The Lincoln SSgA Structured Moderately Aggressive Equity Model (formerly known as the Lincoln SSgA Structured Moderately Aggressive Model) is composed of specified underlying Subaccounts representing a target allocation of approximately 80% in seven equity Subaccounts and 20% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
•	The Lincoln SSgA Structured Moderately Aggressive Model is composed of specified underlying Subaccounts representing a target allocation of approximately 70% in seven equity Subaccounts and 30% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
•	The Lincoln SSgA Structured Aggressive Model is composed of specified underlying Subaccounts representing a target allocation of approximately 90% in seven equity Subaccounts and 10% in one fixed income Subaccount. This model seeks long term growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
Your registered representative will have more information on the specific investments of each model.
Franklin Templeton Founding Investment Strategy: Through the Franklin Templeton Founding Investment Strategy, you may allocate Purchase Payments and/or Contract Values to three underlying funds as listed below. This is not an asset allocation model. If you choose to follow this strategy you will invest 100% of your Contract Value according to the strategy. You may invest in any of the three funds without adopting the strategy. Upon selection of this program you agree to be automatically enrolled in portfolio rebalancing and authorize us to automatically rebalance your Contract Value on a quarterly basis in accordance with the strategy. Confirmation of the rebalancing will appear on your quarterly statement. You may terminate the strategy at any time and reallocate your Contract Value to other investment options. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. You should consult with your registered representative to determine if this strategy is suitable for you. If you are seeking a more aggressive strategy, this strategy may not be appropriate for you.
% of Contract Value
Franklin Income VIP Fund	34%
Franklin Mutual Shares VIP Fund	33%
LVIP Templeton Growth Managed Volatility Fund	33%
Death Benefit
The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	designated Beneficiary
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upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	contingent Annuitant becomes the Annuitant and the contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	designated Beneficiary

*	Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

**	Death of Annuitant is treated like death of the Contractowner.
If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. Generally, the more expensive the Death Benefit the greater the protection.
You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.
You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.
Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.
If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.
A Death Benefit payable on the death of the Annuitant will not be paid if the Annuitant has been changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior Annuitant.
Enhanced Guaranteed Minimum Death Benefit (EGMDB). If the EGMDB is in effect, the Death Benefit paid will be the greatest of:
•	The Contract Value as of the Valuation Date we approve the payment of the claim; or
•	The sum of all Purchase Payments less the sum of all withdrawals, partial annuitizations and premium tax incurred; or
•	The highest Contract Value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) for ages up to, and including, the deceased's age 80. The highest Contract Value is increased by Purchase Payments and Bonus Credits and is decreased by partial withdrawals, partial annuitizations, and any premium taxes incurred on or subsequent to the anniversary date on which the highest Contract Value is obtained.
5% Step-Up Death Benefit. This Death Benefit option is no longer available unless you had elected it prior to January 15, 2003. If the 5% Step-Up Death Benefit is in effect, the Death Benefit paid will be the greater of the Death Benefit under the EGMDB or the accumulation of all Purchase Payments minus the accumulation of all withdrawals. These Purchase Payments and withdrawals are accumulated at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased Contractowner, joint owner or Annuitant will then be increased by Purchase Payments made on or subsequent to that contract anniversary and decreased by withdrawals on or subsequent to the contract anniversary.
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After a contract is issued, the Contractowner may discontinue the 5% Step-Up Death Benefit at any time by completing the Change of Death Benefit form and sending it to us. The benefit will be discontinued as of the Valuation Date we receive the request, and the Death Benefit will be the EGMDB. We will stop deducting the charge for the 5% Step-Up as of that date. See Charges and Other Deductions. If you discontinue the benefit, it cannot be reinstated.
All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
Estate Enhancement Benefit Rider (EEB Rider). The amount of Death Benefit payable under this rider is the greatest of the following amounts:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments reduced by the sum of all withdrawals; or
•	the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner or Annuitant for whom a death claim is approved for payment. The highest Contract Value is adjusted for certain transactions. It is increased by Purchase Payments and Bonus Credits made on or after that contract anniversary on which the highest Contract Value is obtained. It is decreased by withdrawals subsequent to that contract anniversary date on a dollar for dollar basis; or
•	(Only if this rider is elected in combination with the 5% Step Up Death Benefit): The accumulation of all Purchase Payments minus the accumulation of all withdrawals at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased Contractowner, joint owner or Annuitant will then be increased by Purchase Payments made on or subsequent to that contract anniversary and decreased by withdrawals on or subsequent to the contract anniversary. This EEB Death Benefit option is no longer available unless you had elected it prior to January 15, 2003; or
•	the current Contract Value as of the Valuation Date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:
•	the contract earnings; or
•	the covered earnings limit.
Note: If there are no contract earnings, there will not be an amount provided under this item.
All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
The Enhancement Rate is based on the age of the oldest Contractowner, joint owner (if applicable), or Annuitant on the date when the rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB rider is not available if the oldest Contractowner, joint owner (if applicable), or Annuitant is age 76 or older at the time the rider would become effective.
Contract earnings equal:
•	the Contract Value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
•	the Contract Value as of the effective date of this rider (determined before the allocation of any Purchase Payments on that date); minus
•	each Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus
•	any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where
(A) is the amount of the withdrawal minus the greater of $0 and (B); where
(B) is the result of [(i) - (ii)]; where
(i)	is the Contract Value immediately prior to the withdrawal; and
(ii)	is the amount of Purchase Payments made into the contract prior to the withdrawal.
The covered earnings limit equals 200% of:
•	the Contract Value as of the effective date of this rider (determined before the allocation of any Purchase Payments on that date); plus
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•	each Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the Contractowner, joint owner (if applicable) or Annuitant; minus
•	any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where
(A) is the amount of the withdrawal minus the greater of $0 and (B); where
(B) is the result of [(i) - (ii)]; where
(i)	is the Contract Value immediately prior to the withdrawal; and
(ii)	is the amount of Purchase Payments made into the contract prior to the withdrawal.
Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.
The EEB rider may not be available in all states. Please check with your registered representative regarding availability of this rider. The EEB rider can only be elected at the time the contract is purchased. The EEB Rider is not available if you have elected i4LIFE® Advantage.
The EEB rider may not be terminated unless you surrender the contract or the contract is in the Annuity Payout period.
Accumulated Benefit Enhancement (ABESM). This is no longer available unless you had elected this Death Benefit option prior to January 15, 2003. An Accumulated Benefit Enhancement may also be available for nonqualified i4LIFE® Advantage contracts. See i4LIFE® Advantage. There is no additional charge for this benefit.
Whenever this ABESM Death Benefit is in effect, the Death Benefit amount will be the greater of the Death Benefit chosen under the contract and this ABESM Death Benefit. Any Death Benefit will be paid in the manner defined within the contract (see the discussions on Death Benefits Before the Annuity Commencement Date and General Death Benefit Information in this prospectus).
Upon the death of any Contractowner, joint owner or Annuitant, the ABESM Death Benefit will be equal to the sum of all Purchase Payments made under the new contract, plus the Enhancement Amount minus all withdrawals, including any applicable charges and any premium tax incurred. However, if the death occurs in the first Contract Year, only 75% of the Enhancement Amount will be used to calculate the ABESM Death Benefit.
The Enhancement Amount is equal to the excess of the prior contract’s documented Death Benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract’s Death Benefit equal to the lesser of:
•	140% of the prior contract’s cash value; or
•	the prior contract’s cash value plus $400,000.
In addition, if the actual cash surrender value received by us is less than 95% of the documented cash value from the prior insurance company, the prior contract’s Death Benefit will be reduced proportionately according to the reduction in cash value amounts.
For the ABESM Death Benefit to be effective, documentation of the Death Benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include:
•	the prior company’s periodic customer statement;
•	a statement on the prior company’s letterhead;
•	or a printout from the prior company’s website.
This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.
If more than one annuity contract is exchanged to us, the ABESM Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABESM Enhancement Amount. Under the new contract, upon the death of any Contractowner, joint owner or Annuitant who was not a Contractowner or Annuitant on the effective date of the new contract, the ABESM Death Benefit will be equal to the Contract Value under the new contract as of the date the death claim is approved by us for payment (unless the change occurred because of the death of a Contractowner, joint owner or Annuitant). If any Contractowner, joint owner or Annuitant is changed due to a death and the new Contractowner, joint owner or Annuitant is age 76 or older when added to
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the contract, then the ABESM Death Benefit for this new Contractowner, joint owner or Annuitant will be equal to the contract value as of the date the death claim is approved by us for payment.
The ABESM Death Benefit will terminate on the earliest of:
•	the Valuation Date the selected Death Benefit option of the contract is changed; or
•	the Annuity Commencement Date.
It is important to realize that even with the ABESM Enhancement Amount, your Death Benefit will in many cases be less than the Death Benefit from your prior company. This is always true in the first year, when only 75% of the Enhancement Amount is available.
General Death Benefit Information
Only one of these Death Benefit elections may be in effect at any one time (in addition to ABESM). Your Death Benefit terminates on and after the Annuity Commencement Date, or if you elect i4LIFE® Advantage. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.
If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continues the contract, we will pay a Death Benefit to the designated Beneficiary(s).
If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. The U.S. Supreme Court recently held that same-sex spouses who have been married under state law will now be treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Should the surviving spouse elect to continue the contract, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. If the contract is continued in this way the Death Benefit in effect at the time the Beneficiary elected to continue the contract will remain as the Death Benefit.
If the EEB Rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the Annuitant at the time the EEB is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current Contract Value (after crediting any Death Benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving Annuitant is 76 or older, the EEB Death Benefit will be reduced to the EGMDB and your total annual charge will be reduced to the EGMBD charge that was in effect at the time you purchased your contracts.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in good order. To be in Good Order, we require all the following:
1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and
2. written authorization for payment; and
3. all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
•	If any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or
•	If no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.
If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.
Unless the Contractowner has already selected a settlement option, the Beneficiary may choose the method of payment of the Death Benefit. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving within one year of the Contractowner’s death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy.
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Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
If the Death Benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be “escheated”. This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by submitting a Beneficiary change form to our Home Office.
Investment Requirements
If you purchased a Living Benefit Rider (Lincoln Lifetime IncomeSM Advantage, 4LATER® Advantage, Lincoln SmartSecuritySM Advantage, or Guaranteed Income Benefit under i4LIFE® Advantage), you are subject to Investment Requirements, which means you are limited in how much you can invest in certain Subaccounts of your contract. Investment Requirements apply whether you purchase a Living Benefit Rider at contract issue, or if you add a Living Benefit Rider to an existing contract. The Living Benefit Rider you purchased and the date of purchase will determine which Investment Requirements Option applies to your contract. See Option 1, Option 2, and Option 3 below. Currently, if you purchased i4LIFE® without Guaranteed Income Benefit, you are not subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Contract Value subject to such requirements.
Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns. These risk management strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The success of the adviser’s risk management strategy depends, in part, on the adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the fund’s benefit. There is no guarantee that the strategy can achieve or maintain the fund’s optimal risk targets. The fund’s performance may be negatively impacted in certain markets as a result of reliance on these strategies. In low volatility markets the volatility management strategy may not mitigate losses. In addition, the adviser may not be able to effectively implement the strategy during rapid or extreme market events. Such inefficiency in implementation could cause the fund to lose more money than investing without the risk management strategy or not realize potential gains. Any one of these factors could impact the success of the volatility management strategy, and the fund may not perform as expected.
These funds are included under Investment Requirements in part, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. Our financial interest in reducing loss and the volatility of overall Contract Values, in light of our obligations to provide benefits under the riders, may be deemed to present a potential conflict of interest with respect to the interests of Contractowners. In addition, any negative impact to the underlying funds as a result of the risk management strategies may limit contract values, which in turn may limit your ability to achieve step-ups of the benefit base under a Living Benefit Rider. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
Under each option, we have divided the Subaccounts of your contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchased the rider (or when the rider Investment Requirements are enforced, if later). In addition, depending on when you purchased your contract, you may allocate your Contract Value and Purchase Payments in accordance with certain asset allocation models, as noted below. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
The chart below is provided to help you determine which option of Investment Requirements, if any, applies to the Living Benefit Rider you purchased. If you have not elected a Living Benefit Rider, the Investment Requirements will not apply to your contract.
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If you elect...	and the date of election is...	you will be subject to Investment Requirements
Lincoln Lifetime IncomeSM Advantage	Between February 19, 2008 and January 19, 2009 On or after January 20, 2009	Option 2 Option 3
Lincoln SmartSecurity® Advantage	Prior to April 10, 2006 April 10, 2006 through January 19, 2009 On or after January 20, 2009	N/A Option 1 Option 3
4LATER® Advantage	April 10, 2006 through January 19, 2009 On or after January 20, 2009	Option 1 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.1)	Prior to April 10, 2006 On or after April 10, 2006	N/A Option 1
i4LIFE® Advantage Guaranteed Income Benefit (v.2)	April 10, 2006 through January 19, 2009 On or after January 20, 2009	Option 1 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.3)	Between October 6, 2008 and January 19, 2009 On or after January 20, 2009	Option 2 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.4)	On or after November 15, 2010	Option 3
Investment Requirements – Option 1
No more than 35% of your Contract Value (includes Account Value if i4LIFE® Advantage is in effect) can be invested in the following Subaccounts (“Limited Subaccounts”) (Note: not all Subaccounts are available with all contracts):
•	AB VPS Global Thematic Growth Portfolio
•	AB VPS Small/Mid Cap Value Portfolio
•	American Funds Global Growth Fund
•	American Funds Global Small Capitalization Fund
•	American Funds International Fund
•	Delaware VIP® Emerging Markets Series
•	Delaware VIP® High Yield Series
•	Delaware VIP® REIT Series
•	Delaware VIP® Small Cap Value Series
•	Delaware VIP® Smid Cap Growth Series
•	Fidelity® VIP Mid-Cap Portfolio
•	Franklin Income VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Invesco V.I. International Growth Fund
•	Janus Aspen Enterprise Portfolio
•	Janus Aspen Global Research Portfolio
•	JPMorgan Insurance Trust Global Allocation Portfolio
•	LVIP Baron Growth Opportunities Fund
•	LVIP BlackRock Emerging Markets Managed Volatility Fund
•	LVIP Clarion Global Real Estate Fund
•	LVIP Ivy Mid Cap Growth Managed Volatility Fund
•	LVIP Delaware Foundation® Aggressive Allocation Fund
•	LVIP Delaware Special Opportunities Fund
•	LVIP Dimensional International Core Equity Managed Volatility Fund
•	LVIP JPMorgan High Yield Fund
•	LVIP JPMorgan Mid Cap Managed Volatility Fund
•	LVIP Managed Risk Profile 2040 Fund
•	LVIP MFS International Growth Fund
•	LVIP Mondrian International Value Fund
•	LVIP Multi-Manager Global Equity Managed Volatility Fund
•	LVIP SSgA Developed International 150 Fund
•	LVIP SSgA Emerging Markets 100 Fund
•	LVIP SSgA International Index Fund
•	LVIP SSgA Small-Cap Index Fund
•	LVIP SSgA Small-Mid Cap 200 Fund
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund
•	LVIP Templeton Growth Managed Volatility Fund
•	LVIP Vanguard International Equity ETF Fund
•	LVIP Wellington Mid-Cap Value Fund
•	MFS® VIT Growth Series
•	MFS® VIT Utilities Series
•	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio
•	Putnam VT Global Health Care Fund
•	Templeton Growth VIP Fund
All other Subaccounts will be referred to as “Non-Limited Subaccounts” except Deutsche Alternative Asset Allocation VIP Portfolio, PIMCO VIT Commodity Real Return® Strategy Portfolio and ClearBridge Variable Mid Cap Core Portfolio which are not available. The Lincoln SSgA Aggressive Index Model, the Lincoln SSgA Structured Aggressive Model and the Franklin Templeton Founding Investment Strategy are also unavailable for investment.
You can select the percentages of Contract Value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total Contract Value. On each quarterly anniversary of the effective date of any of these benefits, if the Contract Value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your Contract Value so that the Contract Value in the Limited Subaccounts is 30%. If you are enrolled in portfolio rebalancing, the cumulative total investment in
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all the Limited Subaccounts cannot exceed 35% of total Contract Value. If your current portfolio rebalancing does not adhere to this requirement, your portfolio rebalancing program will be terminated.
If rebalancing is required, the Contract Value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the Contract Value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no Contract Value in the Non-Limited Subaccounts at that time, all Contract Value removed from the Limited Subaccounts will be placed in the Delaware VIP® Limited-Term Diversified Income Series Subaccount. We reserve the right to designate a different investment option other than the Delaware VIP® Limited-Term Diversified Income Series as the default investment option should there be no Contract Value in the Non-Limited Subaccounts. We will provide you with notice of such change. Confirmation of the rebalancing will appear on your quarterly statement.
We may move Subaccounts on or off the Limited or Non-Limited Subaccount list, exclude Subaccounts and asset allocation models from being available for investment, change the number of Limited Subaccount groups, change the percentages of Contract Value allowed in the Limited or Non-Limited Subaccounts or change the frequency of the Contract Value rebalancing, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value in excess of 35% in the Limited Subaccounts; or
2.	take no action and be subject to the quarterly rebalancing as described above; or
3.	terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements.
Investment Requirements – Option 2
You can select the percentages of Contract Value (includes Account Value if i4LIFE® Advantage is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts in a group must comply with the specified minimum or maximum percentages for that group.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, proportionately, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not contain any Subaccounts that meet the Investment Requirements, then that portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP® Limited-Term Diversified Income Series as the default investment option (or any other Subaccount that we may designate for that purpose). These investments will become your allocation instructions until you tell us otherwise.
We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group or change the investment options that are or are not available to you, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied;
2.	if you take no action, such changes will apply only to additional Purchase Payments or to future transfers of contract value. You will not be required to change allocations to existing Subaccounts, but you will not be allowed to add money, by either an additional Purchase Payment or a contract transfer, in excess of the new percentage applicable to a Subaccount or Subaccount group. This does not apply to Subaccounts added to Investment Requirements on or after June 30, 2009. For Subaccounts added to Investment Requirements on or after June 30, 2009, you may be subject to rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
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3.	terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements.
At this time, the Subaccount groups are as follows:
Group 1 Investments must be at least 25% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)	Group 2 Investments cannot exceed 75% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)	Group 3 Investments cannot exceed 10% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)
Delaware VIP® Diversified Income Series
Delaware VIP® High Yield Series
Delaware VIP® Limited-Term Diversified Income Series
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSgA Bond Index Fund
Templeton Global Bond VIP Fund	All other Subaccounts except those in Group 3 and as discussed below.	Delaware VIP® REIT Series Deutsche Alternative Asset Allocation VIP Portfolio LVIP BlackRock Emerging Markets Managed Volatility Fund LVIP SSgA Emerging Markets 100 Fund
The PIMCO VIT CommodityRealReturn® Strategy Portfolio and the ClearBridge Variable Mid Cap Core Portfolio are not available. The fixed account is only available for dollar cost averaging.
To satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts on the following list, as applicable to your contract. If you allocate less than 100% of Contract Value to or among these Subaccounts, then these Subaccounts will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. In addition, you can allocate 100% of your Contract Value to the Franklin Templeton Founding Investment Strategy (Franklin Income VIP Fund 34%, LVIP Templeton Growth Managed Volatility Fund 33% and Franklin Mutual Shares VIP Fund 33%).
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® High Yield Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Franklin Income VIP Fund
•	LVIP BlackRock Global Allocation V.I. Managed Volatility Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Managed Risk Profile 2010 Fund
•	LVIP Managed Risk Profile 2020 Fund
•	LVIP Managed Risk Profile 2030 Fund
•	LVIP Managed Risk Profile 2040 Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSgA Bond Index Fund
•	LVIP SSgA Conservative Index Allocation Fund
•	LVIP SSgA Conservative Structured Allocation Fund
•	LVIP SSgA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSgA Moderate Index Allocation Fund
•	LVIP SSgA Moderate Structured Allocation Fund
•	LVIP SSgA Moderately Aggressive Index Allocation Fund
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	Templeton Global Bond VIP Fund
To satisfy these Investment Requirements, Contract Value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the Contract Value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Structured Moderately Aggressive Equity Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model, Lincoln SSgA Moderately Aggressive Index Model and Lincoln SSgA Moderately Aggressive Equity Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Global Moderate Allocation Managed Risk Fund, the LVIP Global Conservative Allocation Managed Risk Fund, the LVIP SSgA Conservative Structured Allocation Fund, the LVIP SSgA Conservative
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Index Allocation Fund (each a fund of funds) or the Franklin Income VIP Fund or to one of the following models: Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model, Lincoln SSgA Structured Conservative Model, and Lincoln SSgA Structured Moderate Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Investment Requirements – Option 3
For all Living Benefit Riders, you can select the percentages of Contract Value (or Account Value if i4LIFE® Advantage Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.
You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, proportionately, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not contain any Subaccounts that meet the Investment Requirements then that portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP® Limited-Term Diversified Income Series as the default investment option or any other Subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.
We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied;
2.	take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.	terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements.
At this time, the Subaccount groups are as follows:
Group 1 Investments must be at least 30% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)	Group 2 Investments cannot exceed 70% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)	Group 3 Investments cannot exceed 10% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSgA Bond Index Fund
Templeton Global Bond VIP Fund	All other Subaccounts except those in Group 3 and as described below.	AB VPS Global Thematic Growth Portfolio
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Deutsche Alternative Asset Allocation VIP Portfolio
LVIP BlackRock Emerging Markets Managed Volatility Fund
LVIP Clarion Global Real Estate Fund
LVIP SSgA Emerging Markets 100 Fund
MFS® VIT Utilities Series
The PIMCO VIT CommodityRealReturn® Strategy Portfolio, ClearBridge Variable Mid Cap Core Portfolio and the Franklin Templeton Founding Investment Strategy are not available with these riders. The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then
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the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall will fall into Group 2 and be subject to Group 2 restrictions.
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	LVIP BlackRock Global Allocation V.I. Managed Volatility Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Managed Risk Profile 2010 Fund
•	LVIP Managed Risk Profile 2020 Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSgA Bond Index Fund
•	LVIP SSgA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSgA Conservative Index Allocation Fund
•	LVIP SSgA Conservative Structured Allocation Fund
•	LVIP SSgA Moderate Index Allocation Fund
•	LVIP SSgA Moderate Structured Allocation Fund
•	LVIP SSgA Moderately Aggressive Index Allocation Fund
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	Templeton Global Bond VIP Fund
To satisfy these Investment Requirements, Contract Value may be allocated in accordance with certain asset allocation models (depending on when you purchased your contract) made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model and Lincoln SSgA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Global Conservative Allocation Managed Risk Fund, the LVIP SSgA Conservative Structured Allocation Fund or the LVIP SSgA Conservative Index Allocation Fund (each a fund of funds), or, if your contract was purchased prior to November 15, 2010, to one of the following models: Lincoln SSgA Conservative Index Model and the Lincoln SSgA Structured Conservative Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Living Benefit Riders
The following Living Benefit Riders may be purchased for an additional charge: i4LIFE® Advantage with or without the Guaranteed Income Benefit. Upon election of i4LIFE® Advantage, you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without the Guaranteed Income Benefit). Excess withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. Terms and conditions may change after the contract is purchased.
The benefits and features of the optional Living Benefit Riders are separate and distinct from the protection sub-strategies of the funds offered under this contract. The riders do not guarantee the investment results of the funds.
i4LIFE® Advantage
i4LIFE® Advantage (the Variable Annuity Payout Option rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. You may also purchase i4LIFE® Advantage Guaranteed Income Benefit for an additional charge. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage is an Annuity Payout option that provides you with variable, periodic Regular Income Payments for life subject to certain conditions. These payouts are made during two time periods: an Access Period and a Lifetime Income Period. During the Access Period, you have access to your Account Value, which means you may surrender the contract, make withdrawals, and have a Death Benefit. During the Lifetime Income Period, you no longer have access to your Account Value. You choose the length of the Access Period when you select i4LIFE® Advantage; the Lifetime Income Period begins immediately after the Access Period ends and continues until your death (or the death of a Secondary Life, if later). i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. You may also purchase the Guaranteed Income Benefit which provides a minimum payout floor for your Regular Income Payments. You choose when you want to receive your first Regular Income Payment and the frequency with
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which you will receive Regular Income Payments. The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving the Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. This option is available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). This option is subject to a charge while the i4LIFE® Advantage is in effect computed daily on the Account Value. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of application or at any time before any other Annuity Payout option under this contract is elected by sending a completed i4LIFE® Advantage election form to our Home Office. When you elect i4LIFE® Advantage, you must choose the Annuitant, Secondary Life, if applicable, and make several choices about your Regular Income Payments. The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.
i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 59½ or older at the time the option is elected. i4LIFE® Advantage Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 for nonqualified contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless the 4LATER® Advantage Guaranteed Income Benefit or i4LIFE® Advantage Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.
When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage, unless you elect a less expensive Death Benefit option. If you had previoulsy elected an EEB Death Benefit or a 5% Step-up Death Benefit, you must elect a new Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began (if premium taxes have been deducted from the Contract Value). See The Contracts – i4LIFE® Advantage Death Benefits.
Access Period. At the time you elect i4LIFE® Advantage, you also select the Access Period, which begins on the Periodic Income Commencement Date. The Access Period is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). This is called the Lifetime Income Period. During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.
We will establish the minimum (currently 5 years) and maximum (currently the length of time between your current age and age 115 for nonqualified contracts or to age 100 for qualified contracts) Access Periods at the time you elect i4LIFE® Advantage. Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Home Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE® Advantage without a Guaranteed Income Benefit. Shortening the Access Period will terminate the Guaranteed Income Benefit. See Guaranteed Income Benefit with i4LIFE® Advantage.
Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective(or your initial Purchase Payment and Bonus Credit if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero.
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Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE® Advantage, you will have to choose the date you will receive the initial Regular Income Payment. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage. You also select when the Access Period ends and when the Lifetime Income Period begins. You must also select the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the assumed investment return. These choices will influence the amount of your Regular Income Payments.
If you do not choose a payment frequency, the default is a monthly frequency. In most states, you may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the assumed investment return. Return rates of 3%, 4%, 5%, or 6% may be available. The higher the assumed investment return you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. You also choose the length of the Access Period. At this time, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries.
Regular Income Payments are not subject to any applicable surrender charges or Market Value Adjustments. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.
The amount of the initial Regular Income Payment is determined on the Periodic Income Commencement Date by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1000 and multiplying the result by an annuity factor. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the Regular Income Payments;
•	the assumed investment return you selected; and
•	the Individual Annuity Mortality table specified in your contract.
The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit of the entire Account Value will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit of the full Account Value was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the assumed investment return to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the assumed investment return, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the assumed investment return, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the assumed investment return, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the assumed investment return, the Regular Income Payment will decrease by approximately 3%.
Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage (and any Guaranteed Income Benefit if applicable) will terminate.
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Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, assumed investment return and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life (if living);
•	the frequency of the Regular Income Payments;
•	the assumed investment return you selected; and
•	the Individual Annuity Mortality table specified in your contract.
The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.
Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.
During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.
i4LIFE® Advantage Death Benefits
i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is available during the Access Period. This Death Benefit is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected.
i4LIFE® Advantage EGMDB. The i4LIFE® Advantage EGMDB is only available during the Access Period. This benefit is the greatest of:
•	the Account Value as of the Valuation Date on which we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals, if any. Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit, and other withdrawals, if any, reduce the Death Benefit on a dollar for dollar basis.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage; or
•	the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by Purchase Payments and Bonus Credits and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. Regular Income Payments and withdrawals are deducted on a dollar for dollar basis.
If your contract has the ABESM Enhancement Amount (if elected at the time of application) (see discussion under Accumulated Benefit Enhancement) specified in your contract benefit data pages as applicable on the date of death, this Enhancement Amount will be added to the sum of the Purchase Payments, but will be reduced by the Regular Income Payments and withdrawals on either a dollar for dollar basis or in the same proportion that the Regular Income Payment or withdrawal reduced the Contract Value or Account Value, depending on the terms of your contract.
We will look at the Contract Value before i4LIFE® Advantage and the Account Value after the i4LIFE® Advantage election to determine the highest anniversary value.
All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
Contracts with the i4LIFE® Advantage EGMDB may elect to change to the i4LIFE® Advantage Account Value Death Benefit. We will effect the change in Death Benefit on the Valuation Date we receive a completed election form at our Home Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage EGMDB.
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General Death Benefit Provisions. For all Death Benefit options, following the Access Period, there is no Death Benefit. The Death Benefits also terminate when the Account Value equals zero, because the Access Period terminates.
If there is a change in the Contractowner, joint owner or Annuitant during the life of the contract, for any reason other than death, the only Death Benefit payable for the new person will be the i4LIFE® Advantage Account Value Death Benefit. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.
If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2. written authorization for payment; and
3. all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time.
If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Accumulated Benefit Enhancement (ABESM) (Nonqualified contracts only). This benefit is no longer available to contract purchasers after November 1, 2005. We provide to eligible Contractowners of nonqualified i4LIFE® Advantage contracts only an ABESM Enhancement Amount, if requested at the time of application, at no additional charge. You are eligible to receive the ABESM Enhancement Amount if:
•	you are purchasing i4LIFE® Advantage with the EGMDB Death Benefit;
•	you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with us to purchase the contract. Prior contracts with loans or collateral assignments are not eligible for this benefit;
•	the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender (amounts above $2 million will require our approval);
•	all Contractowners, joint owners and Annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit; or
•	the Contractowners, joint owners and Annuitants of this contract must have been owner(s) or Annuitants of the prior contract(s).
Upon the death of any Contractowner, joint owner or Annuitant, the ABESM Enhancement Amount will be payable in accordance with the terms of the i4LIFE® Advantage EGMDB Death Benefit. However, if the death occurs in the first Contract Year, only 75% of the Enhancement Amount is available.
The ABESM Enhancement Amount is equal to the excess of the prior contract’s documented Death Benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract’s Death Benefit equal to the lesser of:
•	140% of the prior contract’s cash value; or
•	the prior contract’s cash value plus $400,000.
In addition, if the actual cash surrender value we receive is less than 95% of the documented cash value from the prior insurance company, the prior contract’s Death Benefit will be reduced proportionately according to the reduction in cash value amounts.
For the ABESM Enhancement Amount to be effective, documentation of the Death Benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company’s periodic customer statement, a statement on the
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prior company’s letterhead, or a printout from the prior company’s website. This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.
If more than one annuity contract is exchanged to a contract with us, the ABESM Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABESM Enhancement Amount.
Upon the death of any Contractowner or joint owner who was not a Contractowner on the effective date of the i4LIFE® Advantage EGMDB Death Benefit, the ABESM Enhancement Amount will be equal to zero (unless the change occurred because of the death of a Contractowner or joint owner). If any Contractowner or joint owner is changed due to a death and the new Contractowner or joint owner is age 76 or older when added to the contract, then the ABESM Enhancement Amount for this new Contractowner or joint owner will be equal to zero.
The ABESM Enhancement Amount will terminate on the Valuation Date the i4LIFE® Advantage EGMDB Death Benefit option of the contract is changed or terminated.
It is important to realize that even with the ABESM Enhancement Amount, your Death Benefit will in many cases be less than the Death Benefit from your prior company. This is always true in the first year, when only 75% of the ABESM Enhancement Amount is available.
Guaranteed Income Benefit with i4LIFE® Advantage
A Guaranteed Income Benefit (version 4) is available for purchase when you elect i4LIFE® Advantage which ensures that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. See Charges and Other Deductions for a discussion of the Guaranteed Income Benefit charges.
Contractowners may purchase the Guaranteed Income Benefit at any time in the future as long as the Guaranteed Income Benefit is available. We reserve the right to discontinue offering i4LIFE® Advantage with the Guaranteed Income Benefit in the future according to the provisions of your contract. Should we discontinue offering i4LIFE® Advantage with the Guaranteed Income Benefit in the future, you will be notified via a supplement to this prospectus.
As discussed below, certain features of the Guaranteed Income Benefit may be impacted if you purchased Lincoln SmartSecurity® Advantage or Lincoln Lifetime IncomeSM Advantage (withdrawal benefit riders) prior to electing i4LIFE® Advantage Guaranteed Income Benefit (Annuity Payout rider). Refer to the 4LATER® Advantage section for a discussion of the 4LATER® Guaranteed Income Benefit.
Additional Purchase Payments cannot be made to a contract with the Guaranteed Income Benefit. You are also limited in how much you can invest in certain Subaccounts. See the Contracts – Investment Requirements. The version of the Guaranteed Income Benefit, the date that you purchased it, and/or whether you previously owned a Living Benefit Rider will determine which Investment Requirement option applies to you.
There is no guarantee that the i4LIFE® Advantage Guaranteed Income Benefit will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit Riders. However, a Contractowner with the Lincoln Lifetime IncomeSM Advantage who decides to terminate Lincoln Lifetime IncomeSM Advantage to purchase i4LIFE® Advantage will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the prior rider.
i4LIFE® Advantage Guaranteed Income Benefit, if available, is elected when you elect i4LIFE® Advantage or during the Access Period, if still available for election, subject to terms and conditions at that time. You may choose not to purchase the i4LIFE® Advantage Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form at the time that you purchase i4LIFE® Advantage. If you intend to use the Guaranteed Amount from either the Lincoln SmartSecurity® Advantage or the Lincoln Lifetime IncomeSM Advantage riders to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.
The i4LIFE® Advantage Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. See i4LIFE® Advantage – General i4LIFE® Provisions for an example.
There are four versions of the Guaranteed Income Benefit. Guaranteed Income Benefit (version 1) is no longer available for election. Guaranteed Income Benefit (version 2) may only be elected if you own a version of Lincoln Lifetime IncomeSM Advantage that guarantees you the right to elect that version. You may elect Guaranteed Income Benefit (version 3) if you own a version of Lincoln Lifetime IncomeSM Advantage that guarantees you the right to elect that version. Guaranteed Income Benefit (version 4) is the only version of the Guaranteed Income Benefit currently available for election unless you are guaranteed the right to elect a prior version pursuant to the terms of your Living Benefit Rider. Please refer to your Living Benefit Rider regarding the availability of prior versions of Guaranteed Income Benefit.
Guaranteed Income Benefit (version 4). For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base or Guaranteed Amount as applicable), based on your
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age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected. The specified percentages and the corresponding age-bands for calculating the initial Guaranteed Income Benefit are outlined in the applicable table below for riders elected on or after May 20, 2013. Lincoln SmartSecurity® Advantage purchasers use the date of the i4LIFE® Advantage Guaranteed Income Benefit election to determine the table applicable to their contracts.
Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for:
i4LIFE® Advantage Guaranteed Income Benefit elections on or after May 20, 2013.
Single Life Option		Joint Life Option
Age	Percentage of Account Value, Income Base or Guaranteed Amount*	Age (younger of you and your spouse’s age)	Percentage of Account Value, Income Base or Guaranteed Amount*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.50%
55 – under 59½	3.00%	55 – under 59½	3.00%
59½ - 64	3.50%	59½ – 69	3.50%
65 – 69	4.00%	70 – 74	4.00%
70 – 74	4.50%	75+	4.50%
75+	5.00%
*	Purchasers of Lincoln SmartSecurity® Advantage (regardless of rider effective date) may use any remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit. Contractowners who elected Lincoln SmartSecurity® Advantage will receive the currently available version of the Guaranteed Income Benefit.
Note that Guaranteed Income Benefit percentages for riders purchased prior to May 20, 2013, can be found in an Appendix to this prospectus.

If the amount of your i4LIFE® Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment.) (Regular Income Payments also reduce the Account Value.) This payment will be made from the variable Subaccounts proportionately, according to your investment allocations.
If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.
The Guaranteed Income Benefit (version 4) will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the Valuation Date of the first periodic
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income payment of each calendar year. The first step-up is the Valuation Date of the first periodic income payment in the next calendar year following the Periodic Income Commencement Date.
The following example illustrates how the initial Guaranteed Income Benefit (version 4) is calculated for a 60-year old Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 3.5% for a 60-year old (single life) per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for Elections table above. The example also assumes that the Account Value has increased due to positive investment returns resulting in a higher recalculated Regular Income Payment. See The Contracts – i4LIFE® Advantage-Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.
8/1/2014 Amount of initial Regular Income Payment	$4,801
8/1/2014 Account Value at election of Guaranteed Income Benefit (version 4)	$100,000
8/1/2014 Initial Guaranteed Income Benefit (3.5% times $100,000 Account Value)	$4,000
8/1/2015 Recalculated Regular Income Payment	$6,000
8/1/2015 Guaranteed Income Benefit after step-up (75% of $6,000)	$4,500
The Contractowner’s Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment.
At the time of a step-up of the Guaranteed Income Benefit the i4LIFE® Advantage Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 2.00%. This means that your charge may change every year. If we automatically administer a new step-up for you and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the date of the step-up. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. Step-ups will continue after a request to reverse a step-up. i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.
The next section describes any differences in how the Guaranteed Income Benefit works for Guaranteed Income Benefit (version 3), Guaranteed Income Benefit (version 2) and Guaranteed Income Benefit (version 1). All other features of the Guaranteed Income Benefit not discussed below are the same as in Guaranteed Income Benefit (version 4).
Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) was available for purchase on or after October 6, 2008 to December 31, 2010 (unless version 3 is available for election at any time per the terms of your Living Benefit Rider) on contracts purchased prior to June 30, 2009. For Guaranteed Income Benefit (version 3) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.
The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every Periodic Income Commencement Date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
At the time of a reset of the step-up period the i4LIFE® Advantage Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may change, once every five years. If we administer a new step-up period for you at your election and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the Periodic Income Commencement Date anniversary. If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. After a request to reverse a step-up you will have no more step-ups unless you notify us that you wish to restart a new step-up period. i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.
Guaranteed Income Benefit (version 2). Guaranteed Income Benefit (version 2) was available for election prior to October 6, 2008 (unless version 2 is available for election at any time per the terms of a Living Benefit Rider). For Guaranteed Income Benefit (version 2) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.
The Guaranteed Income Benefit will automatically step-up every three years on the Periodic Income Commencement Date anniversary to 75% of the current Regular Income Payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary during a 15-year step-up period. At the end of a
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step-up period, you may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
At the time of a reset of the 15-year step-up period the i4LIFE® Advantage Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may change, once every 15 years. If we administer a new step-up period for you at your election and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the Periodic Income Commencement Date anniversary. If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. After a request to reverse a step-up you will have no more step-ups unless you notify us that you wish to restart a new step-up period. i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.
Guaranteed Income Benefit (version 1). If you have Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for election.
The next section describes certain guarantees in Living Benefit Riders relating to the election of the Guaranteed Income Benefit.
Lincoln SmartSecurity® Advantage. Contractowners who purchased the Lincoln SmartSecurity® Advantage prior to June 30, 2009 are guaranteed that they may use the remaining Guaranteed Amount (if greater than the Account Value) at the time the initial Guaranteed Income Benefit is determined, to calculate the Guaranteed Income Benefit. The initial Guaranteed Income Benefit will be equal to the applicable percentage based on either the Contractowner’s age (single life) or the youngest age of either the Contractowner or Secondary Life (if applicable), at the time the Guaranteed Income Benefit is elected, multiplied by the remaining Guaranteed Amount. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for elections on or after May 20, 2013 table above. In other words, the initial Guaranteed Income Benefit will equal the applicable percentage based on the Contractowner’s age multiplied by the remaining Guaranteed Amount (if greater than the Account Value).
The following is an example of how the Guaranteed Amount from Lincoln SmartSecurity® Advantage may be used to calculate the i4LIFE® Advantage with Guaranteed Income Benefit (version 4). The example assumes that on the date that i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected the Contractowner is 70 years of age and has made no withdrawals from the contract. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 4.5% for a 70-year old (single life) per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for elections table above. The example assumes an annual payment mode has been elected.
Account Value (equals Contract Value on date i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected)	$100,000
Guaranteed Amount/Income Base on date i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected	$140,000
Amount of initial Regular Income Payment	$5,411	per year
Initial Guaranteed Income Benefit (4.5% x $140,000 Guaranteed Amount/Income Base which is greater than $100,000 Account Value)	$6,300
Lincoln Lifetime IncomeSM Advantage. Contractowners who purchased Lincoln Lifetime IncomeSM Advantage prior to June 30, 2009 are guaranteed that they may use the remaining Guaranteed Amount (if greater than the Account Value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit (version 2 or version 3 only). The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the Contract Value at the time the initial i4LIFE® Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial Regular Income Payment times the remaining Guaranteed Amount divided by the Contract Value, if the Guaranteed Amount is greater than the Contract Value. See Lincoln Lifetime IncomeSM – i4LIFE® Advantage Option for an example of calculation of the Guaranteed Income Benefit using the purchased Lincoln Lifetime IncomeSM Advantage Guaranteed Amount.
Contractowners who purchased Lincoln Lifetime IncomeSM Advantage prior to June 30, 2009 may also choose to terminate Lincoln Lifetime IncomeSM Advantage to purchase the version of the Guaranteed Income Benefit that is then currently available; however, only the Account Value and not the Guaranteed Amount will be used to establish the Guaranteed Income Benefit. For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be equal to the applicable percentage, which is based on the age of either the Contractowner (single life option) or the youngest age of either the Contractowner or Secondary Life (joint life option) at the time the Guaranteed Income Benefit is elected, multiplied by the Account Value. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above.
Impacts to i4LIFE® Advantage Regular Income Payments. When you select the i4LIFE® Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:
•	A 4% assumed investment return (AIR) will be used to calculate the Regular Income Payments.
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•	The minimum Access Period required for Guaranteed Income Benefit (version 4) is the longer of 20 years (15 years for versions 2 and 3) or the difference between your age (nearest birthday) and age 100 (age 90 for version 4 prior to May 21, 2012; age 85 for versions 2 and 3). We may change this Access Period requirement prior to election of the Guaranteed Income Benefit.
•	The maximum Access Period available for this benefit is to age 115 for nonqualified contracts; to age 100 for qualified contracts.
If you choose to lengthen your Access Period (which must be increased by a minimum of 5 years), your Regular Income Payment will be reduced. For versions 1, 2 and 3 of Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE® Advantage Guaranteed Income Benefit in proportion to the reduction in the Regular Income Payment. This reduction of the i4LIFE® Advantage Guaranteed Income Benefit does not apply to Guaranteed Income Benefit (version 4). If you choose to shorten your Access Period, the i4LIFE® Advantage with Guaranteed Income Benefit will terminate. Refer to the Example in 4LATER® Guaranteed Income Benefit.
The i4LIFE® Advantage Guaranteed Income Benefit will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency; or
•	upon written notice to us; or
•	assignment of the contract; or
•	failure to comply with Investment Requirements.
A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE® Advantage and the Guaranteed Income Benefit in effect for at least 3 years. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage Regular Income Payments will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.
Availability. The Guaranteed Income Benefit is available with qualified (IRAs and Roth IRAs) and nonqualified annuity contracts. The Contractowner must be under age 96 for nonqualified contracts and under age 81 for qualified contracts at the time this rider is elected.
Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be recalculated. The Guaranteed Income Benefit is reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and other deductions. The Market Value Adjustment may apply.
The following example demonstrates the impact of a withdrawal on the Regular Income Payments and the Guaranteed Income Benefit payments:
i4LIFE® Regular Income Payment before Withdrawal	$1,200
Guaranteed Income Benefit before Withdrawal	$900
Account Value at time of Additional Withdrawal	$150,000
Additional Withdrawal	$15,000	(a 10% withdrawal)
Reduction in Guaranteed Income Benefit for Withdrawal = $900 x 10% = $90
Guaranteed Income Benefit after Withdrawal = $900 - $90 = $810
Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and other deductions. The Market Value Adjustment may apply.
Termination. For IRA annuity contracts, you may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice and your contract will return to the accumulation phase. Your i4LIFE® Advantage Death Benefit will terminate and you will receive the EGMDB option. Upon termination, we will stop assessing the charge for i4LIFE® Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with the new Death Benefit option. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
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For nonqualified contracts, you may not terminate i4LIFE® Advantage once you have elected it.
Discontinued Living Benefit Riders
The following Living Benefit Riders are unavailable for purchase as of October 13, 2009. This section contains important information for Contractowners who purchased their contract and one of the following Living Benefit Riders prior to October 13, 2009. The riders described below, Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage Plus, Lincoln SmartSecurity® Advantage, and 4LATER® Advantage offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage) or a minimum Annuity Payout (4LATER® Advantage). You may not own more than one Living Benefit Rider at a time. If you own a Living Benefit Rider, you will be subject to Investment Requirements (see Investment Requirements). Since these Living Benefit Riders are no longer available for purchase, you should carefully consider whether the termination of a rider is the best decision for you. Terms and conditions may change after the contract is purchased pursuant to the terms of your contract.
Lincoln Lifetime IncomeSM Advantage
The Lincoln Lifetime IncomeSM Advantage and Lincoln Lifetime IncomeSM Advantage Plus riders are no longer available for purchase.
The Lincoln Lifetime IncomeSM Advantage rider provides minimum, guaranteed, periodic withdrawals for your life as Contractowner/Annuitant (single life option) or for the lives of you as Contractowner/Annuitant and your spouse as joint owner or primary Beneficiary (joint life option) regardless of the investment performance of the contract, provided that certain conditions are met. A minimum guaranteed amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract, but is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial Purchase Payment plus the amount of any Bonus Credit applicable to that Purchase Payment (or Contract Value if elected after contract issue) increased by subsequent Purchase Payments, any Bonus Credits, Automatic Annual Step-ups, 5% Enhancements and the Step-up to 200% of the initial Guaranteed Amount and decreased by withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason.
This rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. With the single life option, you may receive Maximum Annual Withdrawal amounts for your lifetime. If you purchased the joint life option, Maximum Annual Withdrawal amounts for the lifetimes of you and your spouse will be available. Withdrawals in excess of the Maximum Annual Withdrawal amount and any withdrawals prior to age 59½ (for the single life option) or age 65 (for the joint life option) may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement, the 200% Step-up and Lincoln Lifetime IncomeSM Advantage Plus. These options are discussed below in detail.
An additional option, Lincoln Lifetime IncomeSM Advantage Plus, provides that on the seventh Benefit Year anniversary, provided you have not made any withdrawals, you may choose to cancel your Lincoln Lifetime IncomeSM Advantage rider and receive an increase in your Contract Value of an amount equal to the excess of your initial Guaranteed Amount (and Purchase Payments plus applicable Bonus Credits made within 90 days of rider election) over your Contract Value. Lincoln Lifetime IncomeSM Advantage is discussed in detail below. This option guarantees at least a return of your initial Purchase Payment after 7 years. Lincoln Lifetime IncomeSM Advantage Plus must have been purchased with Lincoln Lifetime IncomeSM Advantage.
By purchasing the Lincoln Lifetime IncomeSM Advantage rider, you will be limited in how you can invest in the Subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements – Option 3 if you purchased Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009. See The Contracts – Investment Requirements – Option 2 if you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009.
We have designed the rider to protect you from outliving your Contract Value. If the rider terminates or you (or your spouse, if applicable) die before your Contract Value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your Contract Value will be reduced to zero before your (or your spouse’s) death.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when you elected the rider. If you elected the rider at the time you purchased the contract, the initial Guaranteed Amount equaled your initial Purchase Payment plus the amount of any Bonus Credit. If you elected the rider after we issued the contract, the initial Guaranteed
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Amount equaled the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $10,000,000. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if joint life option) are the covered lives.
Additional Purchase Payments and any Bonus Credits automatically increase the Guaranteed Amount by the amount of the Purchase Payment and any Bonus Credit (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional Purchase Payment, which receives a 3% Bonus Credit, will increase the Guaranteed Amount by $10,300. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000, the charge for Lincoln Lifetime IncomeSM Advantage will change to the current charge in effect on the next Benefit Year anniversary. The charge will never exceed the guaranteed maximum annual charge. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.
The following example demonstrates the impact of additional Purchase Payments on the Lincoln Lifetime IncomeSM Advantage charge:
Initial Purchase Payment	$100,000
Additional Purchase Payment in Year 2	$95,000	No change to charge
Additional Purchase Payment in Year 3	$50,000	Charge will be the then current charge
Additional Purchase Payment in Year 4	$25,000	Charge will be the then current charge
Each withdrawal reduces the Guaranteed Amount as discussed below.
Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments, and applicable Bonus Credits, Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount. In addition, the percentage charge may change when cumulative Purchase Payments exceed $100,000 and also when Automatic Annual Step-ups occur as discussed below. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge.
5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus Purchase Payments and any applicable Bonus Credits received in the preceding Benefit Year, will be increased by 5% if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under 86 and the rider is within the 10 year period described below. Additional Purchase Payments and any Bonus Credits must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that Purchase Payment (and Bonus Credit). Any Purchase Payments and Bonus Credits made within the first 90 days after the effective date of the rider will be included in the Guaranteed Amount for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.
Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value including a Maximum Annual Withdrawal Amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount:
Initial Purchase Payment = $100,000; Bonus Credit of 4% = $4,000; Guaranteed Amount = $104,000
Additional Purchase Payment on day 30 = $15,000; Bonus Credit of 4% = $600; Guaranteed Amount = $119,600
Additional Purchase Payment on day 95 = $10,000; Bonus Credit of 4% = $400; Guaranteed Amount = $130,000
On the first Benefit Year anniversary, the Guaranteed Amount will never be less than $135,980 ($119,600 times 105% = $125,580 plus $10,400). The $10,000 Purchase Payment and $400 Bonus Credit on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year anniversary.
The 5% Enhancement will be in effect for 10 years from the effective date of the rider. The 5% Enhancement will cease upon the death of the Contractowner/Annuitant or upon the death of the survivor of the Contractowner or spouse (if joint life option is in effect) or when the oldest of these individuals reaches age 86. A new 10-year period will begin each time an Automatic Annual Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10,000,000. For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the rider, and a new 15-year period will begin following each Automatic Annual Step-up.
Any withdrawal from the Contract Value limits the 5% Enhancement as follows:
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a.	The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the rider is within the 10-year period as long as the Contractowner/Annuitant (single life option) is 59½ or older or the Contractowner and spouse (joint life option) are age 65 or older.
b.	If the Contractowner/Annuitant (single life option) is under age 59½ or the Contractowner or spouse (joint life option) is under age 65, and a withdrawal is made from the contract, the 5% Enhancement will not occur again until an Automatic Annual Step-Up to the Contract Value (as described below) occurs.
An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.
If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit Year anniversary, your percentage charge for the rider will not change. However, the amount you pay for the rider will increase since the charge for the rider is based on the Guaranteed Amount. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge.
Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) are both still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary is greater than the Guaranteed Amount after the 5% Enhancement (if any) or 200% Step-up (if any, as described below).
Each time the Guaranteed Amount is stepped up to the current Contract Value as described above, your percentage charge for the rider will be the current charge for the rider, not to exceed the guaranteed maximum charge. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge.
If your percentage rider charge is increased upon an Automatic Annual Step-up, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. If you decline the Automatic Annual Step-up, you will receive the 200% Step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 10-year period for 5% Enhancements will not begin. You may not decline the Automatic Annual Step-up, if applicable, if your additional Purchase Payments would cause your charge to increase. See the earlier Guaranteed Amount section.
Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments and issue age above 59½ (single life) or 65 (joint life):
	Contract Value	Guaranteed Amount	Potential for Charge to Change	Length of 5% Enhancement Period
Initial Purchase Payment $50,000 + 3% Bonus Credit	$51,500	$51,500	No	10
1st Benefit Year Anniversary	$54,000	$54,075	No	9
2nd Benefit Year Anniversary	$53,900	$56,779	No	8
3rd Benefit Year Anniversary	$57,000	$59,618	No	7
4th Benefit Year Anniversary	$64,000	$64,000	Yes	10
On the 1st Benefit Year anniversary, the 5% Enhancement increased the Guaranteed Amount to $54,075 since the increase in the Contract Value ($2,500) is less than the 5% Enhancement amount of $2,575 (5% of $51,500). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,075 = $2,704). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,779 = $2,839). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,981 (5% of $59,618) and a new 10-year Enhancement period began.
An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.
Step-up to 200% of the initial Guaranteed Amount. For Contractowners who purchase Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009, on the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 65, or the rider has been in effect for 10 years, whichever event is later, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount (plus any Purchase Payments, including Bonus Credits, made within 90 days of rider election), less any withdrawals, if this would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% Step-up applies.) This Step-up will not occur if:
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1.	any withdrawal was made prior to age 59½ (single life) or age 65 (joint life);
2.	an Excess Withdrawal (defined below) has occurred; or
3.	cumulative withdrawals totaling more than 10% of the initial Guaranteed Amount (plus Purchase Payments and applicable Bonus Credits within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).
For example, assume the initial Guaranteed Amount is $208,000. A $10,400 Maximum Annual Withdrawal was made at age 65 and at age 66. If one more $10,400 Maximum Annual Withdrawal was made at age 67, the Step-up would not be available since withdrawals cannot exceed $20,800 (10% of $208,000).
If you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009, you will not be eligible to receive the 200% Step-up of the Guaranteed Amount until the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 70, or the rider has been in effect for 10 years, whichever event is later.
This Step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus Purchase Payments and applicable Bonus Credits within 90 days of rider election). Required minimum distributions (RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum Annual Withdrawal Amount section below.
This Step-up will not cause a change to the percentage charge for your rider. However, the amount you pay for the rider will increase since the charge is based on the Guaranteed Amount. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge.
The following example demonstrates the impact of this Step-up on the Guaranteed Amount:
Initial Purchase Payment at age 55 = $200,000; Bonus Credit of $8,000; Guaranteed Amount =$208,000; Initial Maximum Annual Withdrawal amount = $10,400.
After 10 years, at age 65, the Guaranteed Amount is $283,232 (after applicable 5% Enhancements and two withdrawals of $10,400) and the Contract Value is $250,000. Since the Guaranteed Amount is less than $374,400 ($208,000 initial Guaranteed Amount reduced by the two $10,400 withdrawals times 200%), the Guaranteed Amount is increased to $374,400.
The 200% Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.
Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your (Contractowner) lifetime (single life option) or the lifetimes of you and your spouse (joint life option)as long as you are at least age 59½ (single life option) or you and your spouse are both at least age 65 (joint life option) and your Maximum Annual Withdrawal amount is greater than zero.
On the effective date of the rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue automatically for your life (and your spouse if applicable under the joint life option) under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.
Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year and Lincoln Lifetime IncomeSM Advantage Plus is not available (see below). Withdrawals may also negatively impact the 200% Step-up (see above).
The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value.
The Maximum Annual Withdrawal amount will be doubled, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 59½ or older or the Contractowner and spouse (joint life option), are both age 65 or older, and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider (36 months or more for Contractowners who purchased this rider prior to January 20, 2009), the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Maximum Annual Withdrawal amount will be reduced by 50% starting after the next Benefit Year anniversary.
The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician;
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an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. For riders purchased on or after January 20, 2009, the admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States.
The remaining references to the 5% Maximum Annual Withdrawal amount also include the Nursing Home Enhancement Maximum Annual Withdrawal amount.
The Maximum Annual Withdrawal amount is increased by 5% of any additional Purchase Payments and Bonus Credits. For example, if the Maximum Annual Withdrawal amount of $2,575 (5% of $51,500 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made (which receives a 3% Bonus Credit), the new Maximum Annual Withdrawal amount is $3,090 ($2,575 + 5% of $10,300).
5% Enhancements, Automatic Annual Step-ups and the 200% Step-up will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Automatic Annual Step-up or 200% Step-up; or
b.	5% of the Guaranteed Amount on the Benefit Year anniversary.
See the chart below for examples of the recalculation.
The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage under all Lincoln Life contracts (or contracts issued by our affiliates) applicable to you (or your spouse if joint life option) can never exceed 5% of the maximum Guaranteed Amount.
Withdrawals after age 59½ (Single Life Option) or age 65 (Joint Life Option). If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) after age 59½ (single life) or age 65 (joint life) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2.	the Maximum Annual Withdrawal amount will remain the same.
The impact of withdrawals prior to age 59½ or age 65 will be discussed later in this section. The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional Purchase Payments and the Contractowner (single life) is older than 59½ and the Contractowner and spouse (joint life) are both older than 65):
	Contract Value	Guaranteed Amount	Maximum Annual Withdrawal Amount
Initial Purchase Payment $50,000 + 3% Bonus Credit	$51,500	$51,500	$2,575
1st Benefit Year anniversary	$54,000	$54,000	$2,700
2nd Benefit Year anniversary	$51,000	$51,300	$2,700
3rd Benefit Year anniversary	$57,000	$57,000	$2,850
4th Benefit Year anniversary	$64,000	$64,000	$3,200
The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (1st, 3rd and 4th anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.
Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges. Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract; and
3.	No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph).
If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an
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RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).
Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters.
Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:
1.	The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.
2.	The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the proportionate reduction for the Excess Withdrawal); and
3.	The 200% Step-up will never occur.
The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,102 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal amount = $5,200 (5% of the initial Guaranteed Amount of $104,000)
After a $12,000 Withdrawal ($5,200 is within the Maximum Annual Withdrawal amount, $6,800 is the Excess Withdrawal):
The Contract Value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,200:
Contract Value = $54,800
Guaranteed Amount = $79,800
The Contract Value is reduced by the $6,800 Excess Withdrawal and the Guaranteed Amount is reduced by 12.41%, the same proportion that the Excess Withdrawal reduced the $54,800 Contract Value ($6,800 / $54,800)
Contract Value = $48,000
Guaranteed Amount = $69,898 ($79,800 X 12.41% = $9,902; $79,800 - $9,902 = $69,898)
Maximum Annual Withdrawal amount = $3,494.89 (5% of $69,898)
In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value.
The portion of Excess Withdrawals attributed to Purchase Payments (and not Bonus Credits) will be subject to surrender charges unless one of the waiver of surrender charge provisions set forth in your prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $5,200 Maximum Annual Withdrawal amount is not subject to surrender charges; the $6,800 Excess Withdrawal may be subject to surrender charges. See Charges and Other Deductions – Surrender Charges. Withdrawals attributed to bonus credits are not subject to surrender charges.
Withdrawals before age 59½/65. If any withdrawal is made prior to the time the Contractowner, is age 59½ (single life) or the Contractowner and spouse (joint life) are both age 65, including withdrawals equal to Maximum Annual Withdrawal amounts, the following will occur:
1.	The Guaranteed Amount will be reduced in the same proportion that the entire withdrawal reduced the Contract Value (this means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction);
2.	The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount;
3.	The 5% Enhancement to the Guaranteed Amount is not available until after the next Automatic Annual Step-up to the Contract Value occurs. This Automatic Annual Step-up will not occur until the Contract Value exceeds the Guaranteed Amount on a Benefit Year anniversary. (See the 5% Enhancement section above); and
4.	The 200% Step-up will never occur.
The following is an example of the impact of a withdrawal prior to age 59½ for single or age 65 for joint:
•	$100,000 Purchase Payment + $4,000 Bonus Credit
•	$104,000 Guaranteed Amount
•	A 10% market decline results in a Contract Value of $93,600
•	$5,200 Maximum Annual Withdrawal amount
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If a $5,000 withdrawal is made before age 59½, the Guaranteed Amount will be $98,444 ($104,000 reduced by 5.34% ($5,000/$93,600) and the new Maximum Annual Withdrawal amount is $4,922 (5% times $98,444). Surrender charges will apply unless one of the waiver of surrender charge provisions is applicable. See Charges and Other Deductions – Surrender Charges.
In a declining market, withdrawals prior to age 59½ (or 65 if Joint Life) may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.
Lincoln Lifetime IncomeSM Advantage Plus. If you have purchased Lincoln Lifetime IncomeSM Advantage Plus, (“Plus Option”), on the seventh Benefit Year anniversary, you may elect to receive an increase in your Contract Value equal to the excess of your initial Guaranteed Amount, (plus any Purchase Payments and applicable Bonus Credits made within 90 days of the rider effective date) over your current Contract Value. Making this election will terminate the Plus Option as well as Lincoln Lifetime IncomeSM Advantage and the total charge for this rider and you will have no further rights to Maximum Annual Withdrawal amounts or any other benefits under this rider. You have 30 days after the seventh Benefit Year anniversary to make this election, but you will receive no more than the difference between the Contract Value and the initial Guaranteed Amount (plus any Purchase Payments within 90 days of the rider effective date) on the seventh Benefit Year anniversary. If you choose to surrender your contract at this time, any applicable surrender charges will apply.
You may not elect to receive an increase in Contract Value if any withdrawal is made, including Maximum Annual Withdrawal amounts or RMDs, prior to the seventh Benefit Year anniversary. If you make a withdrawal prior to the seventh Benefit Year anniversary, the charge for this Plus Option (in addition to the Lincoln Lifetime IncomeSM Advantage charge) will continue until the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed from your contract and the charge for your Lincoln Lifetime IncomeSM Advantage will continue.
If you do not elect to exercise the Plus Option, after the seventh Benefit Year anniversary, your Lincoln Lifetime IncomeSM Advantage and its charge will continue and the Plus Option 0.15% charge will be removed from your contract.
The following example illustrates the Plus Option upon the seventh Benefit Year anniversary:
Initial Purchase Payment of $100,000 with a 4% Bonus Credit of $4,000; Initial Guaranteed Amount of $104,000.
On the seventh Benefit Year anniversary, if the current Contract Value is $90,000; the Contractowner may choose to have $14,000 placed in the contract and the Plus Option (including the right to continue Lincoln Lifetime IncomeSM Advantage) will terminate at that time.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option you have limited investment options until the seventh Benefit Year anniversary as set forth in the Investment Requirements section of this prospectus. After the seventh Benefit Year anniversary, you may invest in other Subaccounts in your contract, subject to the Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal amount, because you have reached the maturity date of the contract, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.
The Maximum Annual Withdrawal Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount (including the Nursing Home Enhancement if you qualify) for your life or the life of you and your spouse for the joint life option.
If the Contract Value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.
If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, your Beneficiary may be eligible for a final payment upon death of the single life or surviving joint life. To be eligible the Death Benefit option in effect immediately prior to the exercise of the Maximum Annual Withdrawal Amount Annuity Payout Option must not be the Account Value Death Benefit.
The final payment is equal to the sum of all Purchase Payments, decreased by withdrawals in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the Purchase Payments dollar for dollar. If your Death Benefit option in effect immediately prior to the Maximum Annual Withdrawal Amount Annuity Payout Option provided for deduction for withdrawals on a dollar for dollar basis, then any withdrawals that occurred prior to the election of Lincoln Lifetime IncomeSM Advantage will reduce the sum of all Purchase Payments on a dollar for dollar basis.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Guaranteed Amount or any other Death Benefit upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value
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equals zero, no Death Benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.
Upon the first death under the joint life option, the lifetime payout of the Maximum Annual Withdrawal amount will continue for the life of the surviving spouse. The 5% Enhancement, 200% Step-up, Lincoln Lifetime IncomeSM Advantage Plus and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.
Impact of Divorce on Joint Life Option. After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
Termination. After the seventh anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
•	Upon exercise of the Lincoln Lifetime IncomeSM Advantage Plus option to receive an increase in the Contract Value equal to the excess of your initial Guaranteed Amount over the Contract Value;
•	on the Annuity Commencement Date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);
•	if the Contractowner or Annuitant is changed (except if the surviving spouse under the joint life option assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the death under the single life option or the death of the surviving spouse under the joint life option;
•	when the Maximum Annual Withdrawal amount is reduced to zero; or
•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
i4LIFE® Advantage Option. i4LIFE® Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic Regular Income Payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a Death Benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for purchase at the time you elect i4LIFE® Advantage. Depending on a person's age and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Maximum Annual Withdrawal amounts under Lincoln Lifetime IncomeSM Advantage. You cannot have both i4LIFE®Advantage and Lincoln Lifetime IncomeSM Advantage in effect on your contract at the same time.
Contractowners with an active Lincoln Lifetime IncomeSM Advantage may decide to terminate Lincoln Lifetime IncomeSM Advantage and purchase i4LIFE® Advantage since i4LIFE® Advantage will provide a different income stream. If this decision is made, the Contractowner can use any remaining Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE® Advantage. Owners of the Lincoln Lifetime IncomeSM Advantage rider are guaranteed the ability to purchase i4LIFE® Advantage Guaranteed Income Benefit in the future even if it is no longer generally available for purchase. Owners of Lincoln Lifetime IncomeSM Advantage are also guaranteed that the annuity factors that are used to calculate the initial Guaranteed Income Benefit under i4LIFE® Advantage will be the annuity factors in effect as of the day they purchased Lincoln Lifetime IncomeSM Advantage. In addition, owners of Lincoln Lifetime IncomeSM Advantage may in the future purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase Lincoln Lifetime IncomeSM Advantage.
i4LIFE® Advantage Guaranteed Income Benefit for Lincoln Lifetime IncomeSM Advantage purchasers must be elected before the Annuity Commencement Date and by age 99 for nonqualified contracts or age 85 for qualified contracts. See i4LIFE® Advantage Guaranteed Income Benefit sections of this prospectus. The charges for these benefits will be the current charge for new purchasers in effect for the i4LIFE® Advantage and the current Guaranteed Income Benefit charge in effect for prior purchasers of Lincoln Lifetime IncomeSM Advantage at the time of election of these benefits. If you use your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE® Advantage and the Guaranteed Income Benefit in effect for at least 3 years.
Below is an example of how the Guaranteed Amount from Lincoln Lifetime IncomeSM Advantage is used to establish the Guaranteed Income Benefit with i4LIFE® Advantage.
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Prior to i4LIFE® Advantage election:
Contract Value = $100,000
Guaranteed Amount = $150,000
After i4LIFE®Advantage election:
Regular Income Payment = $6,700 per year = Contract Value divided by the i4LIFE® Advantage annuity factor
Guaranteed Income Benefit = $7,537.50 per year = Guaranteed Amount divided by Guaranteed Income Benefit Table factor applicable to owners of the Lincoln Lifetime IncomeSM Advantage rider.
Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The Death Benefit calculation for certain Death Benefit options in effect prior to the Annuity Commencement Date may change for Contractowners with an active Lincoln Lifetime IncomeSM Advantage. Certain Death Benefit options provide that all withdrawals reduce the Death Benefit in the same proportion that the withdrawals reduce the Contract Value. If you elect Lincoln Lifetime IncomeSM Advantage, withdrawals less than or equal to the Maximum Annual Withdrawal amount, after age 59½ for the single life option or age 65 for joint life option, will reduce the sum of all Purchase Payments option of the Death Benefit on a dollar for dollar basis. This applies to the sum of all Purchase Payments alternative of the Enhanced Guaranteed Minimum Death Benefit or the Estate Enhancement Benefit, whichever is in effect. See The Contracts – Death Benefits. Any Excess Withdrawals and all withdrawals prior to age 59½ for single life or age 65 for joint life will reduce the sum of all Purchase Payments in the same proportion that the withdrawals reduced the Contract Value under any Death Benefit option in which proportionate withdrawals are in effect. This change has no impact on Death Benefit options in which all withdrawals reduce the Death Benefit calculation on a dollar for dollar basis. The terms of your contract will describe which method is in effect for your contract.
The following example demonstrates how a withdrawal will reduce the Death Benefit if both the Enhanced Guaranteed Minimum Death Benefit (EGMDB) and Lincoln Lifetime IncomeSM Advantage are in effect when the Contractowner dies. Note that this calculation applies only to the sum of all Purchase Payments calculation and not for purposes of reducing the highest anniversary Contract Value under the EGMDB:
Contract Value before withdrawal $80,000
Maximum Annual Withdrawal Amount $ 5,000
Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:
a)	Contract Value $80,000
b)	Sum of Purchase Payments $100,000
c)	Highest anniversary Contract Value $150,000
Withdrawal of $9,000 will impact the Death Benefit calculations as follows:
a)	$80,000 - $9,000 = $71,000 (Reduction $9,000)
b)	$100,000 - $5,000 = $95,000 (dollar for dollar reduction of Maximum Annual Withdrawal amount)
$95,000 - $5,067 = $89,933 [$95,000 times ($4,000/$75,000) = $5,067] Proportionate reduction of Excess Withdrawal. Total reduction = $10,067.
c)	$150,000 - $16,875 = $133,125 [$150,000 times $9,000/$80,000 = $16,875] The entire $9,000 withdrawal reduces the Death Benefit option proportionately. Total reduction = $16,875.
Item c) provides the largest Death Benefit of $133,125.
Lincoln Lifetime IncomeSM Advantage is no longer available for purchase.
Lincoln SmartSecurity® Advantage
The Lincoln SmartSecurity® Advantage rider is no longer available for purchase. Lincoln SmartSecurity® Advantage provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial Purchase Payment plus the amount of any Bonus Credit applicable to that Purchase Payment (or Contract Value if elected after contract issue) adjusted for subsequent Purchase Payments, any Bonus Credits, step-ups and withdrawals in accordance with the provisions set forth below. There are two different options that step-up the Guaranteed Amount to a higher level (the Contract Value at the time of the step-up):
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up or
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up
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Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up, the Contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value, if higher, on each Benefit Year anniversary through the 10th anniversary. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, the Contractowner can also initiate additional ten-year periods of automatic step-ups.
You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single life or joint life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse (when available in your state). These options are discussed below in detail.
If you own this rider, you are limited in how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements in this prospectus.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the Contractowner elects to step-up the Guaranteed Amount (this does not include automatic annual step-ups within a ten-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next Valuation Date after notice of the step-up is approved by us.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when and how you elected the benefit. If you elected the benefit at the time you purchased the contract, the Guaranteed Amount equaled your initial Purchase Payment plus the amount of any Bonus Credit. If you elected the benefit after we issued the contract, the Guaranteed Amount equaled the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity® Advantage — 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecurity® Advantage — 1 Year Automatic Step-up option. This maximum takes into consideration the combined Guaranteed Amounts of all Living Benefit Riders under all Lincoln New York contracts (or contracts issued by our affiliates) owned by you (or on which you or your spouse if joint owner are the Annuitant).
Additional Purchase Payments and Bonus Credits automatically increase the Guaranteed Amount by the amount of the Purchase Payment and Bonus Credit (not to exceed the maximum); for example, a $10,000 additional Purchase Payment, which receives a 3% Bonus Credit will increase the Guaranteed Amount by $10,300. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero.
Each withdrawal reduces the Guaranteed Amount as discussed below.
Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments and step-ups are made and any Bonus Credits are received, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount.
Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary up to and including the tenth Benefit Year if:
a. the Contractowner or joint owner is still living; and
b. the Contract Value as of the Valuation Date, after the deduction of any withdrawals (including any surrender charges and other deductions), the rider charge and account fee plus any Purchase Payments and any Bonus Credits made on that date is greater than the Guaranteed Amount immediately preceding the Valuation Date.
After the tenth Benefit Year anniversary, you may initiate another ten-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:
a. each Contractowner and Annuitant is under age 81; and
b. the Contractowner or joint owner is still living.
If you choose, we will administer this election for you automatically, so that a new ten-year period of step-ups will begin at the end of each prior ten-year step-up period.
Following is an example of how the step-ups work in the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, (assuming no withdrawals or additional Purchase Payments):
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	Contract Value	Guaranteed Amount
Initial Purchase Payment $50,000 (3% Bonus Credit)	$51,500	$51,500
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$54,000
3rd Benefit Year anniversary	$57,000	$57,000
Annual step-ups, if the conditions are met, will continue until (and including) the 10th Benefit Year anniversary. If you had elected to have the next ten-year period of step-ups begin automatically after the prior ten-year period, annual step-ups, if conditions are met, will continue beginning on the 11th Benefit Year anniversary.
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the fifth anniversary of the rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the Contract Value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.
Under both the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up and the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up options, Contractowner elected step-ups (other than automatic step-ups) will be effective on the next valuation date after we receive your request and a new Benefit Year will begin. Purchase Payments, any Bonus Credits and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.
A Contractowner elected step-up (including Contractowner step-ups that we administer for you to begin a new ten-year step-up period) may cause a change in the percentage charge for this benefit. There is no change in the percentage charge when automatic, annual step-ups occur during a ten-year period. See Rider Charges - Lincoln SmartSecurity® Advantage Charge.
Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero. On the effective date of the rider, the Maximum Annual Withdrawal amount is:
•	7% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option and
•	5% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option.
If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional Purchase Payments and any Bonus Credits. For example, if the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,575 (5% of $51,500 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made (which receives a 3% bonus credit), the new Maximum Annual Withdrawal amount is $3,090 ($2,575 + 5% of $10,300). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal amount to the greater of:
a. the Maximum Annual Withdrawal amount immediately prior to the step-up; or
b. 7% or 5% (depending on your option) of the new (stepped-up) Guaranteed Amount.
If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:
1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2. the Maximum Annual Withdrawal amount will remain the same.
Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges or the Market Value Adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts – Fixed Side of the Contract. If the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in the form of systematic installments, as calculated by Lincoln, of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this Contract Value. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters.
When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:
1. The Guaranteed Amount is reduced to the lesser of:
•	the Contract Value immediately following the withdrawal, or
•	the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.
2. The Maximum Annual Withdrawal amount will be the least of:
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•	the Maximum Annual Withdrawal amount immediately prior to the withdrawal; or
•	the greater of:
•	7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
•	7% or 5% (depending on your option) of the Contract Value immediately following the withdrawal; or
•	the new Guaranteed Amount.
The following example of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, demonstrates the impact of a withdrawal in excess of the Maximum Annual Withdrawal amount on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 withdrawal caused a $29,400 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $82,400
Maximum Annual Withdrawal = $5,200 (5% of the initial Guaranteed Amount of $104,000)
    Initial Guaranteed Amount of $104,000 equals $100,000 Purchase Payment and 4% Bonus Credit
After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650
The Guaranteed Amount was reduced to the lesser of the Contract Value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($82,400 - $7,000 = $75,400).
The Maximum Annual Withdrawal amount was reduced to the least of:
1) Maximum Annual Withdrawal amount prior to the withdrawal ($5,200); or
2) The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the Contract Value following the withdrawal ($2,650); or
3) The new Guaranteed Amount ($53,000).
The least of these three items is $2,650.
In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.
Withdrawals in excess of the Maximum Annual Withdrawal amount will be subject to surrender charges and a Market Value Adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the Market Value Adjustment calculation.
Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up single or joint life options and not the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option or the prior version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (Contractowner) lifetime (if you purchase the single life option) or for the lifetimes of you (Contractowner) and your spouse (if the joint life option is purchased), as long as:
1) No withdrawals are made before you (and your spouse if a joint life) are age 65; and
2) An excess withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.
If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.
If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:
1) If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the Contract Value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or
2) The Contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first Valuation Date following the Benefit Year anniversary and will be based on the Guaranteed
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Amount as of that Valuation Date. This will reduce your Maximum Annual Withdrawal amount. A Contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:
a. the Contractowner (and spouse if applicable) is age 65;
b. the contract is currently within a ten-year automatic step-up period described above (or else a Contractowner submits a step-up request to start a new ten-year automatic step-up period) (the Contractowner must be eligible to elect a step-up i.e. all Contractowners and the annuitant must be alive and under age 81); and
c. you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.
As an example of these two situations, if you purchased an annuity with the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up with $100,000 (and received a Bonus Credit of 4%), your initial Guaranteed Amount is $104,000 and your initial Maximum Annual Withdrawal amount is $5,200. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $99,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or owner-elected) causes the Guaranteed Amount to equal or exceed $104,000, then the Maximum Annual Withdrawal amount of $5,200 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a ten-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount, 5% of $99,000 is $4,950. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless excess withdrawals are made.
The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. If the contract is surrendered, the Contractowner will receive the Contract Value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.
Guaranteed Amount Annuity Payout Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payout Option is available. The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero (or until death if the lifetime Maximum Annual Withdrawal is in effect) and your contract terminates. This may result in a partial, final payment. You would consider this option only if your Contract Value is less than the Guaranteed Amount (and you don't believe the Contract Value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero (or until death if the lifetime Maximum Annual Withdrawal is in effect).
If the Contract Value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.
Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the Contractowners or annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.
Upon the death of the single life under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new single life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for new purchases of the single life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider: 1) the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount; 2) whether it is important to have Maximum Annual Withdrawal amounts for life versus the remainder of the prior Guaranteed Amount; and 3) the cost of the single life option.
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Upon the first death under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up - joint life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's Beneficiary elects to take the annuity Death Benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse Beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the joint life option to the single life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for new purchases of the single life option. In deciding whether to make this change, the surviving spouse should consider: 1) if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the cost of the single life option is less than the cost of the joint life option.
If the surviving spouse of the deceased Contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, will apply to the spouse as the new Contractowner. Under the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option, the new Contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new Contractowner must meet all conditions for a step-up.
If a non-spouse Beneficiary elects to receive the Death Benefit in installments over life expectancy (thereby keeping the contract in force), the Beneficiary may continue the Lincoln SmartSecurity® Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the Contract Value declines below the Guaranteed Amount (as adjusted for withdrawals of Death Benefit payments), the Beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the Death Benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this rider. If there are multiple Beneficiaries, each Beneficiary will be entitled to continue a share of the Lincoln SmartSecurity® Advantage equal to his or her share of the Death Benefit.
Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may change from a joint life option to a single life option (if the Contractowner is under age 81) at the current rider charge for new sales of the single life option. At the time of the change, the Guaranteed Amount will be reset to the current Contract Value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.
After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
Termination. After the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent Contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the Contractowner may terminate the rider by notifying us in writing. Lincoln SmartSecurity® Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
•	upon the election of i4LIFE® Advantage;
•	if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
•	when a withdrawal in excess of the Maximum Annual Withdrawal amount reduces the Guaranteed Amount to zero; or
•	Upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
i4LIFE® Advantage Option. Contractowners with an active Lincoln SmartSecurity® Advantage who decide to terminate the Lincoln SmartSecurity® Advantage rider and purchase i4LIFE® Advantage can use any remaining Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE® Advantage terms and charge in effect at the time of the i4LIFE® Advantage election. Contractowners may consider this if i4LIFE® Advantage will provide a higher payout amount, among other reasons. There are many factors to consider when making this decision, including the cost of the riders, the payout amounts, applicable guarantees and applicable Investment Requirements. You should discuss this decision with your registered representative. See i4LIFE® Advantage.
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4LATER® Advantage
4LATER® Advantage (or “4LATER®”) is a rider that protects against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. You must elect i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit to receive a benefit from 4LATER® Advantage. Election of these riders will limit how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements. See Charges and Other Deductions for a discussion of the 4LATER® Advantage charge. The 4LATER® Advantage rider is no longer available for purchase.
4LATER® Advantage Before Payouts Begin
The following discussion applies to 4LATER® Advantage during the accumulation phase of your annuity, referred to as 4LATER®. This is prior to the time any payouts begin under i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit.
Income Base. The Income Base is a value established when you purchase 4LATER® and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a Death Benefit. If you elect 4LATER® at the time you purchase the contract, the Income Base initially equals the Purchase Payments and any Bonus Credits. If you elect 4LATER® after we issue the contract, the Income Base will initially equal the Contract Value on the 4LATER® Effective Date. Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payments and any Bonus Credits. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional Purchase Payments and withdrawals as described in the future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current Contract Value if your Contract Value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln Life automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE® Advantage and establish the 4LATER® Guaranteed Income Benefit, the Income Base (if higher than the Contract Value) is used in the 4LATER® Advantage Guaranteed Income Benefit calculation.
Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER® Effective Date, or on the date of any reset of the Income Base to the Contract Value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for Purchase Payments, corresponding Bonus Credits, and withdrawals) to equal the future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current Contract Value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.
Future Income Base. 4LATER® provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE® Advantage is elected, you terminate 4LATER® or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the future Income Base. The 4LATER® charge will then be assessed on this newly adjusted Income Base, but the percentage charge will not change.
Any Purchase Payment made after the 4LATER® Effective Date, but within 90 days of the contract effective date, will increase the future Income Base by the amount of the Purchase Payment and corresponding Bonus Credit, plus 15% of that Purchase Payment and Bonus Credit.
Example:
Initial Purchase Payment and corresponding Bonus Credit	$104,000
Purchase Payment and corresponding Bonus Credit 60 days later	$10,400
Income Base	$114,400
Future Income Base (during the 1st Waiting Period)	$131,560	($114,400 x 115%)
Income Base (after 1st Waiting Period)	$131,560
New Future Income Base (during 2nd Waiting Period)	$151,294	($131,560 x 115%)
Any Purchase Payments made after the 4LATER® Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the Purchase Payment and corresponding Bonus Credit plus 15% of that Purchase Payment and corresponding Bonus Credit proportionately for the number of full years remaining in the current Waiting Period.
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Example:
Income Base	$104,000
Purchase Payment and corresponding Bonus Credit in Year 2	$10,400
New Income Base	$114,400
Future Income Base (during 1st Waiting Period-Year 2)	$130,520	($104,000 x 115%) + ($10,400 x 100%) +
		(10,400 x 15% x 1/3)
Income Base (after 1st Waiting Period)	$130,520
New Future Income Base (during 2nd Waiting Period)	$150,098	(130,520 x 115%)
Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
During any subsequent Waiting Periods, if you elect to reset the Income Base to the Contract Value, the Future Income Base will equal 115% of the Contract Value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current Contract Value below.
In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the Contractowner to establish a 4LATER® Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.
Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER® Effective Date. The Maximum Income Base will be increased by 200% of any additional Purchase Payments and corresponding Bonus Credits. In all circumstances, the Maximum Income Base can never exceed $10,000,000. This maximum takes into consideration the combined Income Bases for all Lincoln Life contracts (or contracts issued by our affiliates) owned by you or on which you are the Annuitant.
After a reset to the current Contract Value, the Maximum Income Base will equal 200% of the Contract Value on the Valuation Date of the reset not to exceed $10,000,000.
Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
Example:
Income Base	$104,000	Maximum Income Base	$208,000
Purchase Payment and corresponding Bonus Credit in Year 2	$ 10,400	Increase to Maximum Income Base	$ 20,800
New Income Base	$114,400	New Maximum Income Base	$228,800
Future Income Base after Purchase Payment	$130,520	Maximum Income Base	$228,800
Income Base (after 1st Waiting Period)	$130,520
Future Income Base (during 2nd Waiting Period)	$150,098	Maximum Income Base	$228,800
Contract Value in Year 4	$112,000
Withdrawal of 10%	$ 11,200
After Withdrawal (10% adjustment)
Contract Value	$100,800
Income Base	$117,468
Future Income Base	$135,088	Maximum Income Base	$205,920
Resets of the Income Base to the current Contract Value (“Resets”). You may elect to reset the Income Base to the current Contract Value at any time after the initial Waiting Period following: (a) the 4LATER® Effective Date or (b) any prior reset of the Income Base. Resets are subject to a maximum of $10,000,000 and the Annuitant must be under age 81. You might consider resetting the Income Base if your Contract Value has increased above the Income Base (including the 15% automatic Enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the Contract Value, the 15% automatic Enhancement will not apply until the end of the next Waiting Period.
This reset may be elected by sending a written request to our Home Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the Contract Value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the Contract Value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE® Advantage, the Annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the
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increased charge. If the Contract Value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home Office.
At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge will change to the current charge in effect at the time of the reset, not to exceed the guaranteed maximum charge. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us.
We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER® Effective Date and starting with each anniversary of the 4LATER® Effective Date after that. If the Contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.
NOTE: If you plan to elect i4LIFE® Advantage within three years of the issue date of 4LATER® Advantage, you will not receive the benefit of the Future Income Base.
4LATER® Guaranteed Income Benefit
When you are ready to elect i4LIFE® Advantage Regular Income Payments, the greater of the Income Base accumulated under 4LATER® or the contract value will be used to calculate the 4LATER® Guaranteed Income Benefit. The 4LATER® Guaranteed Income Benefit is a minimum payout floor for your i4LIFE® Advantage Regular Income Payments.
The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or Contract Value (or Guaranteed Amount if applicable) on the Periodic Income Commencement Date, by 1000 and multiplying the result by the rate per $1,000 from the Guaranteed Income Benefit Table in your 4LATER® rider. If the Contract Value is used to establish the 4LATER® Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE® Advantage Regular Income Payment (which is also based on the Contract Value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the Contract Value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE® Advantage Regular Income Payment.
If the amount of your i4LIFE® Advantage Regular Income Payment (which is based on your i4LIFE® Advantage Account Value) has fallen below the 4LATER® Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER® Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER® Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE® Advantage Regular Income Payment. If your Regular Income Payment is less than the 4LATER® Guaranteed Income Benefit, we will reduce your i4LIFE® Advantage Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the 4LATER® Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the Subaccounts and the fixed account proportionately according to your investment allocations.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
If your Account Value reaches zero as a result of withdrawals to provide the 4LATER® Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER® Guaranteed Income Benefit.
When your Account Value reaches zero, your i4LIFE® Advantage Access Period will end and the i4LIFE® Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER® Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your Death Benefit. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER® Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living (i.e., the i4LIFE® Advantage Lifetime Income Period). If your Account Value equals zero, no Death Benefit will be paid.
If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the 4LATER® Guaranteed Income Benefit, the 4LATER® Guaranteed Income Benefit will never come into effect.
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The 4LATER® Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current Regular Income Payment, if that result is greater than the immediately prior 4LATER® Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary for 15 years. At the end of a 15-year step-up period, the Contractowner may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln Life administer this election for you. At the time of a reset of the 15 year period, the charge for the 4LATER® Guaranteed Income Benefit will become the current charge up to the guaranteed maximum charge of 1.50% (i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charge). After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up period occurred.
Additional Purchase Payments cannot be made to your contract after the Periodic Income Commencement Date. The 4LATER® Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your financial adviser.
Impacts to i4LIFE® Advantage Regular Income Payments. At the time you elect i4LIFE® Advantage, you also select the Access Period. See i4LIFE® Advantage – Access Period. Generally, shorter Access Periods will produce a higher initial i4LIFE® Advantage Regular Income Payment and higher Guaranteed Income Benefit payments than longer Access Periods. The minimum Access Period required with the 4LATER® Guaranteed Income Benefit is currently the longer of 15 years or the difference between your current age (nearest birthday) and age 85. We reserve the right to increase this minimum prior to the election of 4LATER® Advantage, subject to the terms in your rider. (Note: i4LIFE® Advantage can have a shorter Access Period if a Guaranteed Income Benefit is not provided.)
If you choose to lengthen your Access Period at a later date, thereby recalculating and reducing your Regular Income Payment, your 4LATER® Guaranteed Income Benefit will also be recalculated and reduced. The 4LATER® Guaranteed Income Benefit will be adjusted in proportion to the reduction in the Regular Income Payment. If you choose to shorten your Access Period, the 4LATER® rider will terminate.
When you make your 4LATER® Guaranteed Income Benefit and i4LIFE® Advantage elections, you must also choose an assumed investment return of 4% to calculate your i4LIFE® Advantage Regular Income Payments. Once you have elected 4LATER®, the assumed investment return rate will not change.
The following is an example of what happens when you extend the Access Period:
Assume:
i4LIFE® Advantage remaining Access Period = 10 years
Current i4LIFE® Advantage Regular Income Payment = $6,375
Current 4LATER® Guaranteed Income Benefit = $5,692
Extend Access Period 5 years:
i4LIFE® Advantage Regular Income Payment after extension = $5,355
Percentage change in i4LIFE® Advantage Regular Income Payment = $5,355 ÷ $6,375 = 84%
New 4LATER® Guaranteed Income Benefit = $5,692 x 84% = $4,781
General Provisions of 4LATER® Advantage
Termination. After the later of the third anniversary of the 4LATER® rider Effective Date or the most recent Reset, the 4LATER® rider may be terminated upon written notice to us. Prior to the Periodic Income Commencement Date, 4LATER® will automatically terminate upon any of the following events:
•	termination of the contract to which the 4LATER® rider is attached;
•	the change of or the death of the Annuitant (except if the surviving spouse assumes ownership of the contract and the role of the Annuitant upon death of the Contractowner); or
•	the change of Contractowner (except if the surviving spouse assumes ownership of the contract and the role of Annuitant upon the death of the Contractowner), including the assignment of the contract; or
•	the last day that you can elect i4LIFE® Advantage (age 85 for qualified contracts and age 99 for nonqualified contracts).
After the Periodic Income Commencement Date, the 4LATER® rider will terminate due to any of the following events:
•	the death of the Annuitant (or, the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency.
A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the 4LATER® Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified.
If you terminate the 4LATER® rider on or after the Periodic Income Commencement Date, you cannot re-elect it.
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Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, Contractowners with Lincoln SmartSecurity® Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payout Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Maximum Annual Withdrawal Amount Annuity Payout Option.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.
You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
Annuity Options
The annuity options outlined below do not apply to Contractowners who have elected i4LIFE® Advantage, the Maximum Annual Withdrawal Amount Annuity Payout Option or the Guaranteed Amount Annuity Payout Option.
Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
•	the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
•	the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.
The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Home Office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Home Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose
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any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.
General Information
Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Home Office. You must give us at least 30 days’ notice before the date on which you want payouts to begin. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant’s death (or surviving Annuitant’s death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:
•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.
Variable Annuity Payouts
Variable Annuity Payouts will be determined using:
•	The Contract Value on the Annuity Commencement Date, less any surrender charges on Purchase Payments made within twelve months of annuitization and applicable premium taxes;
•	The annuity tables contained in the contract;
•	The annuity option selected; and
•	The investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1.	Determine the dollar amount of the first periodic payout; then
2.	Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and
3.	Calculate the value of the Annuity Units each period thereafter.
We assume an investment return of 4% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the 4% assumed rate. If the actual net investment rate (annualized) exceeds 4%, the annuity payout will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than 4% annuity payouts will decrease. There is a more complete explanation of this calculation in the SAI.
Fixed Side of the Contract
Purchase Payments, Bonus Credits and Persistency Credits allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an effective interest rate of not less than 3.00% per year on amounts held in a fixed account. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the Guaranteed Period is subject to the Market Value Adjustment (see Market Value Adjustment and Charges and Other Deductions). The Market Value Adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer below the value it would have had if 3.00% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed account. Refer to Transfers before the Annuity Commencement Date and Transfers after the Annuity Commencement Date for additional transfer restrictions from the fixed account.
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ANY INTEREST IN EXCESS OF 3.00% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.
Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time.
Guaranteed Periods
The fixed account is divided into separate Guaranteed Periods which credit guaranteed interest.
You may allocate Purchase Payments to one or more Guaranteed Periods of 1 to 10 years. We may add Guaranteed Periods or discontinue accepting Purchase Payments into one or more Guaranteed Periods at any time. The minimum amount of any Purchase Payment that can be allocated to a Guaranteed Period is $2,000. Each Purchase Payment and its corresponding Bonus Credit allocated to the fixed account will start its own Guaranteed Period and will earn a guaranteed interest rate. The duration of the Guaranteed Period affects the guaranteed interest rate of the fixed account. A Guaranteed Period ends on the date after the number of calendar years in the Guaranteed Period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the Guaranteed Period. Amounts surrendered, transferred or withdrawn prior to the end of the Guaranteed Period will be subject to the Market Value Adjustment. Each Guaranteed Period Purchase Payment and its corresponding Bonus Credit will be treated separately for purposes of determining any applicable Market Value Adjustment. Any amount withdrawn from a fixed subaccount may be subject to any applicable surrender charges, account fees and premium taxes. You may transfer amounts from the fixed account to the variable Subaccount(s) subject to the following restrictions:
•	fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer amounts from the fixed account to the variable Subaccounts. Any amount withdrawn from the fixed account may be subject to any applicable surrender charges, account fees and premium taxes.
We will notify the Contractowner in writing at least 45 but not more than 75 days prior to the expiration date for any Guaranteed Period amount. A new Guaranteed Period of the same duration as the previous Guaranteed Period will begin automatically at the end of the previous Guaranteed Period, unless we receive, prior to the end of a Guaranteed Period, a written election by the Contractowner. The written election may request the transfer of the Guaranteed Period amount to a different fixed account or to a variable Subaccount from among those being offered by us. Transfers of any Guaranteed Period amount which become effective upon the date of expiration of the applicable Guaranteed Period are not subject to the limitation of twelve transfers per Contract Year or the additional fixed account transfer restrictions.
Market Value Adjustment
Any surrender, withdrawal or transfer of a Guaranteed Period amount before the end of the Guaranteed Period (other than dollar cost averaging, cross-reinvestment, Maximum Annual Withdrawals under Lincoln SmartSecurity® Advantage or Regular Income Payments under i4LIFE® Advantage) will be subject to the Market Value Adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the Guaranteed Period will not be subject to the Market Value Adjustment. The Market Value Adjustment will be applied to the amount being surrendered, withdrawn or transferred. The Market Value Adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. In general, the Market Value Adjustment reflects the relationship between the yield rate in effect at the time a Purchase Payment is allocated to a Guaranteed Period under the contract and the yield rate in effect at the time of the Purchase Payment’s surrender, withdrawal or transfer. It also reflects the time remaining in the Guaranteed Period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the Purchase Payment was allocated, then the application of the Market Value Adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the Purchase Payment, then the application of the Market Value Adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.
The Market Value Adjustment is calculated by multiplying the transaction amount by:
(1+A)[n]	–1
(1+B)[n]
where:
A = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the subaccount’s guaranteed period, determined at the beginning of the guaranteed period.
B = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the subaccount’s guaranteed period, determined at the time of surrender or transfer, plus a 0.50% adjustment (unless otherwise limited by applicable state law). If Index Rates “A” and “B” are within .25% of each other when the index rate
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is determined, no such percentage adjustment to “B” will be made, unless required by state law. This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.50% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no market value adjustment.
N = the number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)
Straight-Line interpolation is used for periods to maturity not quoted.
See the SAI for examples of the application of the market value adjustment.
Small Contract Surrenders
We may surrender your contract, in accordance with the laws of your state if:
•	your Contract Value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
•	no Purchase Payments have been received for two (2) full, consecutive Contract Years; and
•	the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month (these requirements may differ in some states).
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders.
Delay of Payments
Contract proceeds from the VAA will be paid within seven days, except:
•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect Contractowners.
If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market sub-account until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.
Reinvestment Privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal (including previously credited bonus credits), and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.
This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home Office. You may utilize the reinvestment privilege only once. No bonus credits will apply when a reinvestment purchase occurs. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.
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Amendment of Contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state’s insurance department (if required).
Distribution of the Contracts
Lincoln Financial Distributors, Inc. (“LFD”) serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively “LFN”), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us (“Selling Firms”). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer “non-cash compensation”, as defined under FINRA’s rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.
Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 6.10% of Purchase Payments. LFN may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.
Lincoln Life also pays for the operating and other expenses of LFN, including the following sales expenses: registered representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its registered representatives a portion of the commissions received for their sales of contracts. LFN registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN registered representatives and/or their managers qualify for such benefits. LFN registered representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.
Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 6.50% of Purchase Payments. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.
LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to registered representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their registered representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.
Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.
These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2014 is contained in the SAI.
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Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Contractowners or the VAA. All compensation is paid from our resources, which include fees and charges imposed on your contract.
Contractowner Questions
The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the material features of the contract. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-888-868-2583.
Federal Tax Matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code (“Code”), Treasury Regulations and applicable IRS guidance to your individual situation.
Nonqualified Annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.
Tax Deferral On Earnings
Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
•	An individual must own the contract (or the Code must treat the contract as owned by an individual).
•	The investments of the VAA must be “adequately diversified” in accordance with Treasury regulations.
•	Your right to choose particular investments for a contract must be limited.
•	The Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.
Contracts Not Owned By An Individual
If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the Purchase Payments for the contract. Examples of contracts where the owner pays current tax on the contract’s earnings, Bonus Credits and Persistency Credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
•	Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
•	Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
•	Contracts acquired by an estate of a decedent;
•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.
Investments In The VAA Must Be Diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value
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over the contract Purchase Payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered “adequately diversified.”
Restrictions
The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, Bonus Credits, Persistency Credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.
Loss Of Interest Deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner’s spouse at the time first covered by the contract.
Age At Which Annuity Payouts Begin
The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract’s Purchase Payments , Bonus Credits, Persistency Credits and earnings. As long as annuity payments begin or are scheduled to begin on a date on which the Annuitant’s remaining life expectancy is enough to allow for a sufficient Annuity Payout period, the contract should be treated as an annuity. If the annuity contract is not treated as an annuity, you would be currently taxed on the excess of the Contract Value over the Purchase Payments of the contract.
Tax Treatment Of Payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.
Taxation Of Withdrawals And Surrenders
You will pay tax on withdrawals to the extent your Contract Value exceeds your Purchase Payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your Purchase Payments. In certain circumstances, your Purchase Payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has a Living Benefit Rider, and if the guaranteed amount under that rider immediately before a withdrawal exceeds your Contract Value, the Code may require that you include those additional amounts in your income. Please consult your tax adviser.
Taxation Of Annuity Payouts, Including Regular Income Payments
The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your Purchase Payments in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the Purchase Payment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant’s death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.
Taxation Of Death Benefits
We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.
Death prior to the Annuity Commencement Date:
•	If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
•	If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.
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Death after the Annuity Commencement Date:
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the Purchase Payments not yet distributed from the contract. All Annuity Payouts in excess of the Purchase Payments not previously received are includible in income.
•	If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.
Penalty Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts
The Code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the Code),
•	you receive from an immediate annuity,
•	a Beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's “unearned income”, or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. The tax is effective for tax years after December 31, 2012. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code “D” in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Special Rules If You Own More Than One Annuity Contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the penalty tax described previously.
Loans and Assignments
Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.
Gifting A Contract
If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract’s value, you will pay tax on your Contract Value to the extent it exceeds your Purchase Payments not previously received. The new owner’s Purchase Payments in the contract would then be increased to reflect the amount included in income.
Charges for Additional Benefits
Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.
Special Considerations for Same-Sex Spouses
The U.S. Supreme Court recently held same-sex spouses who have been married under state law will now be treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
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Qualified Retirement Plans
We have designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called “qualified contracts.” We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax adviser.
Types of Qualified Contracts and Terms of Contracts
Qualified retirement plans may include the following:
•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan (“SEP”)
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code’s requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan’s terms and conditions, regardless of the contract’s terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.
Tax Treatment of Qualified Contracts
The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
•	Federal tax rules limit the amount of Purchase Payments that can be made, and the tax deduction or exclusion that may be allowed for the Purchase Payments. These limits vary depending on the type of qualified retirement plan and the participant’s specific circumstances (e.g., the participant’s compensation).
•	Minimum annual distributions are required under some qualified retirement plans once you reach age 70½ or retire, if later as described below.
•	Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.
Tax Treatment of Payments
The Federal income tax rules generally include distributions from a qualified contract in the participant’s income as ordinary income. These taxable distributions will include Purchase Payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for Purchase Payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.
Required Minimum Distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70½ or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70½. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
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Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.
Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of Purchase Payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.
Federal Penalty Tax on Early Distributions from Qualified Retirement Plans
The Code may impose a 10% penalty tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% penalty tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
•	Distribution received on or after the Annuitant reaches 59½
•	Distribution received on or after the Annuitant’s death or because of the Annuitant’s disability (as defined in the Code)
•	Distribution received as a series of substantially equal periodic payments based on the Annuitant’s life (or life expectancy), or
•	Distribution received as reimbursement for certain amounts paid for medical care.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income”, or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is a qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. The tax is effective for tax years after December 31, 2012. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Transfers and Direct Rollovers
As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.
Death Benefit and IRAs
Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.
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Federal Income Tax Withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Our Tax Status
Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the Law
The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
Additional Information
Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.
Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instruction which we receive, it is important that each Contractowner provide their voting instructions to us. Even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, subject to fair representation requirements, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied proportionately to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account – Fund Shares.
Return Privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the Home Office at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes plus mortality and expense risk charges and administrative charges proportionately attributable to the Bonus Credits, less any Bonus Credits paid into the contract by us. In addition, if the Contract Value on the date of cancellation is less than the sum of Purchase Payments minus withdrawals, we will also return both the investment loss and fund management fees,
84

each in an amount that is proportionately attributable to the Bonus Credits. No surrender charges or market value adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value, excluding the Bonus Credits during the free-look period.
For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return the greater of the Purchase Payment(s) or Contract Value as of the Valuation Date we receive the cancellation request, plus any premium taxes that had been deducted. IRA purchasers will also receive the greater of Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.
State Regulation
As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and Reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation.
A written confirmation of each transaction will be mailed to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
•	deduction of any account fee or rider charges;
•	crediting of persistency credits, if applicable;
•	any rebalancing event under Asset Allocation Models, Investment Requirements or the portfolio rebalancing service; and
•	any transfer or withdrawal under any applicable additional service: dollar cost averaging, AWS, or the cross-reinvestment service.
Cyber Security
Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Other Information
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.
Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
85

After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.
86

Contents of the Statement of Additional Information (SAI)
for Lincoln Life Variable Annuity Account N
Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Market Value Adjustment Example
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
About the S&P 500 Index
Unclaimed Property
Additional Services
Other Information
Financial Statements
For a free copy of the SAI complete the form below.
Statement of Additional Information Request Card
Lincoln ChoicePlusSM Bonus
Lincoln Life Variable Annuity Account N

Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N Lincoln ChoicePlusSM Bonus.
(Please Print)
Name:

Address:

City

State

Zip

Mail to The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348.
87

(This page intentionally left blank)
88

Appendix A—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for funds in the periods ended December 31. It should be read along with the VAA’s financial statement and notes which are included in the SAI.
	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
ABVPSF Global Thematic Growth
2005	10.707	10.894	1*	9.620	9.793	2	4.058	4.133	65	4.029	4.110	361
2006	10.894	11.591	1*	9.793	10.424	2	4.133	4.402	57	4.110	4.384	294
2007	11.591	13.643	1*	10.424	12.276	10	4.402	5.187	84	4.384	5.173	278
2008	13.643	7.036	1*	12.276	6.334	2	5.187	2.677	60	5.173	2.674	286
2009	7.036	10.577	1*	6.334	9.526	2	2.677	4.029	49	2.674	4.030	213
2010	10.577	12.313	1*	9.526	11.095	2	4.029	4.695	41	4.030	4.704	123
2011	12.313	9.257	1*	11.095	8.346	2	4.695	3.533	14	4.704	3.545	106
2012	9.257	10.291	1*	8.346	9.283	2	3.533	3.932	14	3.545	3.951	112
2013	10.291	12.418	1*	9.283	11.207	2	3.932	4.749	9	3.951	4.780	94
2014	12.418	12.776	1*	11.207	11.537	2	4.749	4.891	6	4.780	4.930	61
ABVPSF Growth and Income(1)
2004	11.202	12.231	9	10.253	11.200	26	10.223	11.173	203	10.256	11.226	1,156
2005	12.231	12.558	11	11.200	11.506	27	11.173	11.483	174	11.226	11.556	847
2006	12.558	14.422	12	11.506	13.220	20	11.483	13.201	144	11.556	13.304	685
2007	14.422	14.846	12	13.220	13.615	20	13.201	13.603	110	13.304	13.729	557
2008	14.846	8.643	11	13.615	7.930	19	13.603	7.927	93	13.729	8.013	462
2009	8.643	10.211	10	7.930	9.374	19	7.927	9.375	76	8.013	9.490	392
2010	10.211	11.307	5	9.374	10.385	19	9.375	10.391	60	9.490	10.535	313
2011	11.307	11.773	5	10.385	10.819	18	10.391	10.830	52	10.535	10.997	247
2012	11.773	13.551	5	10.819	12.458	14	10.830	12.478	49	10.997	12.689	205
2013	13.551	15.826	4	12.458	14.553	14	12.478	14.578	48	12.689	14.833	196
ABVPSF International Value(2)
2006	N/A	N/A	N/A	N/A	N/A	N/A	11.093	11.836	2	10.155	11.846	30
2007	N/A	N/A	N/A	N/A	N/A	N/A	11.836	12.279	9	11.846	12.309	58
2008	N/A	N/A	N/A	N/A	N/A	N/A	12.279	5.637	11	12.309	5.659	45
2009	N/A	N/A	N/A	N/A	N/A	N/A	5.637	7.442	8	5.659	7.482	34
2010	N/A	N/A	N/A	N/A	N/A	N/A	7.442	7.627	5	7.482	7.680	28
2011	N/A	N/A	N/A	N/A	N/A	N/A	7.627	6.039	3	7.680	6.089	27
2012	N/A	N/A	N/A	N/A	N/A	N/A	6.039	6.776	3	6.089	6.843	13
2013	N/A	N/A	N/A	N/A	N/A	N/A	6.776	7.454	3	6.843	7.532	13
ABVPSF Large Cap Growth
2005	N/A	N/A	N/A	10.462	11.801	1*	5.501	6.208	64	5.502	6.218	450
2006	12.306	11.487	1*	11.801	11.516	1*	6.208	6.062	61	6.218	6.080	311
2007	11.487	12.812	1*	11.516	12.851	7	6.062	6.767	40	6.080	6.798	206
2008	12.812	7.568	1*	N/A	N/A	N/A	6.767	4.002	33	6.798	4.026	179
2009	7.568	10.186	1*	N/A	N/A	N/A	4.002	5.392	27	4.026	5.432	137
2010	10.186	10.983	1*	N/A	N/A	N/A	5.392	5.819	18	5.432	5.872	79
2011	10.983	10.431	1*	N/A	N/A	N/A	5.819	5.531	16	5.872	5.590	51
2012	10.431	11.891	1*	N/A	N/A	N/A	5.531	6.312	15	5.590	6.389	49
2013	11.891	15.990	1*	N/A	N/A	N/A	6.312	8.497	14	6.389	8.615	51
2014	15.990	17.867	1*	N/A	N/A	N/A	8.497	9.505	13	8.615	9.651	39
ABVPSF Small/Mid Cap Value
2005	N/A	N/A	N/A	N/A	N/A	N/A	17.694	18.540	1*	17.781	18.660	9
2006	N/A	N/A	N/A	N/A	N/A	N/A	18.540	20.806	3	18.660	20.971	16
2007	N/A	N/A	N/A	N/A	N/A	N/A	20.806	20.758	3	20.971	20.954	14
2008	N/A	N/A	N/A	N/A	N/A	N/A	20.758	13.106	5	20.954	13.250	18
2009	N/A	N/A	N/A	N/A	N/A	N/A	13.106	18.372	5	13.250	18.602	23
2010	N/A	N/A	N/A	N/A	N/A	N/A	18.372	22.854	4	18.602	23.174	13
2011	N/A	N/A	N/A	N/A	N/A	N/A	22.854	20.521	4	23.174	20.840	9
2012	N/A	N/A	N/A	N/A	N/A	N/A	20.521	23.889	4	20.840	24.297	6
2013	N/A	N/A	N/A	N/A	N/A	N/A	23.889	32.310	2	24.297	32.910	12
2014	N/A	N/A	N/A	N/A	N/A	N/A	32.310	34.590	2	32.910	35.285	9
A-1

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Century VP Inflation Protection(3)
2004	N/A	N/A	N/A	N/A	N/A	N/A	10.048	10.398	8	10.000	10.407	169
2005	N/A	N/A	N/A	10.395	10.368	1*	10.398	10.377	19	10.407	10.402	98
2006	10.167	10.330	1*	10.368	10.344	1*	10.377	10.357	24	10.402	10.398	92
2007	10.330	11.105	1*	10.344	11.125	1*	10.357	11.145	20	10.398	11.206	117
2008	11.105	10.727	1*	11.125	10.752	46	11.145	10.776	25	11.206	10.851	190
2009	10.727	11.608	1*	10.752	11.641	46	10.776	11.674	30	10.851	11.772	217
2010	11.608	11.977	1*	11.641	12.016	46	11.674	12.056	31	11.772	12.176	171
2011	11.977	13.138	1*	N/A	N/A	N/A	12.056	13.239	22	12.176	13.390	143
2012	13.138	13.850	1*	N/A	N/A	N/A	13.239	13.970	32	13.390	14.151	130
2013	13.850	13.540	1*	13.910	13.601	407	13.970	13.662	27	14.151	13.847	118
American Funds Global Growth
2005	N/A	N/A	N/A	N/A	N/A	N/A	11.039	12.621	1*	11.269	12.652	18
2006	N/A	N/A	N/A	N/A	N/A	N/A	12.621	14.935	34	12.652	14.994	44
2007	N/A	N/A	N/A	N/A	N/A	N/A	14.935	16.856	34	14.994	16.947	67
2008	N/A	N/A	N/A	13.420	10.181	1*	16.856	10.204	37	16.947	10.275	56
2009	N/A	N/A	N/A	10.181	14.230	1*	10.204	14.270	37	10.275	14.390	57
2010	N/A	N/A	N/A	N/A	N/A	N/A	14.270	15.669	36	14.390	15.825	42
2011	N/A	N/A	N/A	N/A	N/A	N/A	15.669	14.029	36	15.825	14.190	29
2012	N/A	N/A	N/A	15.818	16.824	2	14.029	16.896	36	14.190	17.116	28
2013	N/A	N/A	N/A	16.824	21.345	2	16.896	21.447	12	17.116	21.759	23
2014	N/A	N/A	N/A	21.345	21.450	2	21.447	21.563	3	21.759	21.909	20
American Funds Global Small Capitalization
2005	17.758	21.852	2	15.836	19.496	1*	10.059	12.390	47	10.186	12.566	294
2006	21.852	26.611	3	19.496	23.755	1*	12.390	15.104	52	12.566	15.341	287
2007	26.611	31.721	2	23.755	28.330	1*	15.104	18.022	48	15.341	18.333	243
2008	31.721	14.473	2	28.330	12.932	1*	18.022	8.231	43	18.333	8.385	182
2009	14.473	22.916	2	12.932	20.487	1*	8.231	13.046	34	8.385	13.311	137
2010	22.916	27.539	2	20.487	24.632	1*	13.046	15.693	22	13.311	16.036	110
2011	27.539	21.858	2	N/A	N/A	N/A	15.693	12.468	15	16.036	12.760	81
2012	21.858	25.358	1*	N/A	N/A	N/A	12.468	14.479	13	12.760	14.840	61
2013	25.358	31.933	1*	N/A	N/A	N/A	14.479	18.252	10	14.840	18.734	48
2014	31.933	32.013	2	N/A	N/A	N/A	18.252	18.316	9	18.734	18.828	41
American Funds Growth
2005	13.537	15.441	23	11.911	13.593	54	7.958	9.087	578	7.933	9.071	3,443
2006	15.441	16.706	23	13.593	14.715	46	9.087	9.841	561	9.071	9.839	3,141
2007	16.706	18.425	19	14.715	16.237	60	9.841	10.865	485	9.839	10.878	2,727
2008	18.425	10.134	19	16.237	8.935	40	10.865	5.982	404	10.878	5.998	2,164
2009	10.134	13.869	14	8.935	12.234	39	5.982	8.195	320	5.998	8.229	1,827
2010	13.869	16.158	12	12.234	14.260	39	8.195	9.557	261	8.229	9.612	1377
2011	16.158	15.184	7	14.260	13.407	37	9.557	8.989	222	9.612	9.055	1,048
2012	15.184	17.572	7	13.407	15.524	34	8.989	10.414	206	9.055	10.505	875
2013	17.572	22.443	7	15.524	19.837	30	10.414	13.314	174	10.505	13.451	746
2014	22.443	23.906	7	19.837	21.140	30	13.314	14.196	103	13.451	14.363	694
American Funds Growth-Income
2005	12.769	13.266	17	11.905	12.375	53	11.906	12.382	556	11.975	12.472	2,059
2006	13.266	15.003	19	12.375	14.002	51	12.382	14.017	430	12.472	14.140	1,925
2007	15.003	15.470	18	14.002	14.446	51	14.017	14.469	357	14.140	14.617	1,671
2008	15.470	9.439	18	14.446	8.818	44	14.469	8.836	288	14.617	8.940	1,302
2009	9.439	12.160	13	8.818	11.366	43	8.836	11.396	237	8.940	11.547	1,062
2010	12.160	13.302	11	11.366	12.439	42	11.396	12.478	199	11.547	12.663	815
2011	13.302	12.819	4	12.439	11.993	41	12.478	12.037	172	12.663	12.233	570
2012	12.819	14.784	4	11.993	13.839	34	12.037	13.896	154	12.233	14.144	457
2013	14.784	19.375	4	13.839	18.145	31	13.896	18.229	127	14.144	18.583	429
2014	19.375	21.042	4	18.145	19.717	31	18.229	19.818	74	18.583	20.233	361
A-2

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds International
2005	14.045	16.753	9	13.265	15.830	10	8.009	9.563	296	8.098	9.683	1,178
2006	16.753	19.567	9	15.830	18.498	10	9.563	11.180	298	9.683	11.338	1,106
2007	19.567	23.054	9	18.498	21.806	24	11.180	13.186	271	11.338	13.392	927
2008	23.054	13.098	9	21.806	12.395	10	13.186	7.499	226	13.392	7.628	780
2009	13.098	18.396	8	12.395	17.418	9	7.499	10.543	191	7.628	10.740	647
2010	18.396	19.365	7	17.418	18.344	9	10.543	11.109	165	10.740	11.334	461
2011	19.365	16.355	5	18.344	15.501	8	11.109	9.392	143	11.334	9.596	355
2012	16.355	18.931	5	15.501	17.951	8	9.392	10.882	132	9.596	11.135	276
2013	18.931	22.604	5	17.951	21.445	7	10.882	13.006	105	11.135	13.329	244
2014	22.604	21.601	5	21.445	20.503	7	13.006	12.442	44	13.329	12.770	214
BlackRock Global Allocation V.I.
2009	N/A	N/A	N/A	N/A	N/A	N/A	10.084	11.562	3	10.098	11.573	7
2010	N/A	N/A	N/A	11.558	12.460	1*	11.562	12.470	5	11.573	12.501	28
2011	N/A	N/A	N/A	12.460	11.792	1*	12.470	11.808	5	12.501	11.854	32
2012	N/A	N/A	N/A	11.792	12.736	1*	11.808	12.759	5	11.854	12.829	43
2013	N/A	N/A	N/A	12.736	14.313	1*	12.759	14.346	8	12.829	14.446	36
2014	N/A	N/A	N/A	14.313	14.330	1*	14.346	14.369	11	14.446	14.491	34
ClearBridge Variable Mid Cap Core
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP Diversified Income
2005	10.858	10.597	2	N/A	N/A	N/A	10.865	10.614	15	10.875	10.639	177
2006	10.597	11.190	4	N/A	N/A	N/A	10.614	11.219	24	10.639	11.263	199
2007	11.190	11.799	9	11.374	11.820	1*	11.219	11.842	42	11.263	11.906	251
2008	11.799	11.015	8	11.820	11.041	46	11.842	11.066	37	11.906	11.143	333
2009	11.015	13.696	6	11.041	13.735	44	11.066	13.773	36	11.143	13.889	303
2010	13.696	14.503	4	13.735	14.551	44	13.773	14.599	30	13.889	14.744	240
2011	14.503	15.113	3	14.551	15.171	2	14.599	15.229	23	14.744	15.403	189
2012	15.113	15.856	3	15.171	15.925	2	15.229	15.993	23	15.403	16.201	180
2013	15.856	15.344	3	15.925	15.418	1*	15.993	15.492	41	16.201	15.717	129
2014	15.344	15.814	3	15.418	15.898	1*	15.492	15.982	19	15.717	16.238	115
Delaware VIP Emerging Markets
2005	25.710	32.081	1*	23.491	29.327	1*	19.280	24.082	7	19.378	24.241	42
2006	32.081	39.937	1*	29.327	36.526	1*	24.082	30.010	7	24.241	30.253	43
2007	39.937	54.303	1*	36.526	49.690	1*	30.010	40.845	10	30.253	41.238	45
2008	54.303	25.756	1*	49.690	23.579	1*	40.845	19.392	6	41.238	19.608	37
2009	25.756	44.922	1*	23.579	41.147	1*	19.392	33.857	4	19.608	34.285	28
2010	44.922	52.130	1*	41.147	47.773	1*	33.857	39.329	4	34.285	39.886	21
2011	52.130	40.939	1*	N/A	N/A	N/A	39.329	30.916	2	39.886	31.401	16
2012	40.939	45.890	1*	N/A	N/A	N/A	30.916	34.690	2	31.401	35.287	12
2013	45.890	49.490	1*	N/A	N/A	N/A	34.690	37.449	2	35.287	38.150	14
2014	49.490	44.567	1*	N/A	N/A	N/A	37.449	33.758	1*	38.150	34.442	10
Delaware VIP High Yield
2005	14.531	14.742	1*	14.045	14.256	2	11.899	12.083	75	11.980	12.184	329
2006	14.742	16.236	2	14.256	15.708	2	12.083	13.321	62	12.184	13.453	305
2007	16.236	16.345	2	15.708	15.821	7	13.321	13.424	54	13.453	13.576	214
2008	16.345	12.126	2	15.821	11.743	1*	13.424	9.968	57	13.576	10.097	160
2009	12.126	17.695	2	11.743	17.145	1*	9.968	14.561	62	10.097	14.771	175
2010	17.695	19.961	1*	17.145	19.350	1*	14.561	16.442	51	14.771	16.705	107
2011	19.961	20.051	1*	19.350	19.448	1*	16.442	16.534	39	16.705	16.823	72
2012	20.051	23.100	1*	19.448	22.416	2	16.534	19.067	38	16.823	19.429	68
2013	23.100	24.712	1*	22.416	23.993	2	19.067	20.418	33	19.429	20.837	68
2014	24.712	24.129	1*	23.993	23.438	1*	20.418	19.956	29	20.837	20.396	50
A-3

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP Limited-Term Diversified Income
2005	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.000	9.973	1*
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.973	10.240	7
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.240	10.504	5
2008	N/A	N/A	N/A	N/A	N/A	N/A	10.249	10.166	2	10.504	10.270	20
2009	N/A	N/A	N/A	11.132	11.220	1*	10.166	11.247	7	10.270	11.379	70
2010	11.196	11.462	5	11.220	11.494	1*	11.247	11.526	25	11.379	11.680	58
2011	11.462	11.540	4	11.494	11.577	7	11.526	11.616	23	11.680	11.788	62
2012	11.540	11.614	4	11.577	11.658	1*	11.616	11.703	11	11.788	11.894	49
2013	11.614	11.250	4	11.658	11.298	1*	11.703	11.347	7	11.894	11.550	55
2014	11.250	11.203	3	11.298	11.256	1*	11.347	11.311	5	11.550	11.530	30
Delaware VIP REIT
2005	18.518	19.425	5	17.994	18.885	6	19.839	20.832	72	19.913	20.941	310
2006	19.425	25.233	4	18.885	24.544	6	20.832	27.088	71	20.941	27.270	270
2007	25.233	21.258	5	24.544	20.688	6	27.088	22.844	61	27.270	23.032	197
2008	21.258	13.505	4	20.688	13.149	6	22.844	14.526	44	23.032	14.668	157
2009	13.505	16.338	3	13.149	15.915	5	14.526	17.591	38	14.668	17.790	121
2010	16.338	20.306	3	15.915	19.791	5	17.591	21.886	31	17.790	22.166	68
2011	20.306	22.051	1*	19.791	21.502	5	21.886	23.790	21	22.166	24.131	47
2012	22.051	25.242	1*	21.502	24.626	6	23.790	27.260	20	24.131	27.692	37
2013	25.242	25.255	1*	24.626	24.652	6	27.260	27.302	23	27.692	27.776	36
2014	25.255	32.013	1*	24.652	31.263	6	27.302	34.641	13	27.776	35.296	34
Delaware VIP Small Cap Value
2005	18.049	19.339	15	16.831	18.043	6	19.944	21.390	76	19.955	21.435	417
2006	19.339	22.000	14	18.043	20.537	6	21.390	24.358	77	21.435	24.445	347
2007	22.000	20.120	14	20.537	18.791	12	24.358	22.299	62	24.445	22.412	283
2008	20.120	13.812	14	18.791	12.906	6	22.299	15.323	45	22.412	15.424	213
2009	13.812	17.838	13	12.906	16.677	5	15.323	19.810	37	15.424	19.970	168
2010	17.838	23.101	13	16.677	21.607	5	19.810	25.679	33	19.970	25.926	113
2011	23.101	22.316	11	21.607	20.884	3	25.679	24.832	29	25.926	25.109	91
2012	22.316	24.894	11	20.884	23.308	3	24.832	27.729	27	25.109	28.079	67
2013	24.894	32.544	11	23.308	30.486	4	27.729	36.286	25	28.079	36.800	62
2014	32.544	33.743	11	30.486	31.624	3	36.286	37.660	16	36.800	38.251	50
Delaware VIP Smid Cap Growth(4)
2005	14.633	15.172	3	12.998	13.483	3	7.401	7.681	159	7.450	7.744	764
2006	15.172	15.986	4	13.483	14.214	3	7.681	8.101	133	7.744	8.180	621
2007	15.986	17.334	4	14.214	15.420	9	8.101	8.793	114	8.180	8.892	506
2008	17.334	9.042	4	15.420	8.048	3	8.793	4.591	94	8.892	4.650	447
2009	9.042	13.703	3	8.048	12.202	3	4.591	6.965	81	4.650	7.065	364
2010	16.263	18.387	3	14.487	16.382	3	8.272	9.355	68	8.401	9.503	254
2011	18.387	19.476	3	16.382	17.360	3	9.355	9.919	53	9.503	10.091	171
2012	19.476	21.167	3	17.360	18.877	3	9.919	10.791	53	10.091	10.995	144
2013	21.167	29.294	3	18.877	26.138	3	10.791	14.949	46	10.995	15.254	126
2014	29.294	29.583	3	26.138	26.409	3	14.949	15.112	34	15.254	15.443	102
Delaware VIP U.S. Growth
2005	N/A	N/A	N/A	9.911	11.137	1*	9.928	11.161	11	9.978	11.235	16
2006	N/A	N/A	N/A	11.137	11.163	1*	11.161	11.194	2	11.235	11.284	11
2007	N/A	N/A	N/A	11.163	12.321	1*	11.194	12.360	4	11.284	12.479	16
2008	N/A	N/A	N/A	N/A	N/A	N/A	12.360	6.940	2	12.479	7.017	13
2009	N/A	N/A	N/A	6.984	9.708	1*	6.940	9.749	1*	7.017	9.872	9
2010	N/A	N/A	N/A	N/A	N/A	N/A	9.749	10.877	1*	9.872	11.031	8
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.877	11.490	1*	11.031	11.670	3
2012	N/A	N/A	N/A	12.618	13.018	1*	11.490	13.092	4	11.670	13.317	19
2013	N/A	N/A	N/A	13.018	17.189	1*	13.092	17.296	1*	13.317	17.620	8
2014	N/A	N/A	N/A	17.189	18.991	1*	N/A	N/A	N/A	17.620	19.506	3
A-4

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP Value
2005	N/A	N/A	N/A	11.646	12.101	2	12.320	12.808	35	12.358	12.866	172
2006	N/A	N/A	N/A	12.101	14.713	2	12.808	15.580	38	12.866	15.675	200
2007	N/A	N/A	N/A	14.713	14.018	2	15.580	14.851	30	15.675	14.964	164
2008	N/A	N/A	N/A	14.018	9.146	1*	14.851	9.694	20	14.964	9.783	108
2009	N/A	N/A	N/A	9.146	10.568	1*	9.694	11.208	19	9.783	11.327	100
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.208	12.701	8	11.327	12.855	66
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.701	13.636	7	12.855	13.823	59
2012	N/A	N/A	N/A	13.375	14.438	2	13.636	15.334	8	13.823	15.567	52
2013	N/A	N/A	N/A	14.438	18.913	2	15.334	20.097	8	15.567	20.433	53
2014	N/A	N/A	N/A	18.913	21.121	1*	20.097	22.454	7	20.433	22.864	39
Deutsche Alternative Asset Allocation VIP
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.272	11.491	1*
2010	N/A	N/A	N/A	11.477	12.642	3	N/A	N/A	N/A	11.491	12.683	16
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.683	12.093	15
2012	N/A	N/A	N/A	N/A	N/A	N/A	12.307	12.938	4	12.093	13.015	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	12.938	12.808	4	13.015	12.905	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	12.808	12.994	4	12.905	13.111	1*
Deutsche Equity 500 Index VIP(1)
2004	10.814	11.741	2	10.069	10.937	9	7.452	8.099	107	7.442	8.100	647
2005	11.741	12.064	2	10.937	11.244	9	8.099	8.330	96	8.100	8.344	574
2006	12.064	13.681	2	11.244	12.758	4	8.330	9.456	81	8.344	9.486	425
2007	13.681	14.142	2	12.758	13.194	4	9.456	9.784	72	9.486	9.830	382
2008	14.142	8.725	1*	13.194	8.144	3	9.784	6.043	69	9.830	6.080	307
2009	8.725	10.819	1*	8.144	10.104	3	6.043	7.501	67	6.080	7.558	296
2010	N/A	N/A	N/A	10.104	11.383	3	7.501	8.454	55	7.558	8.532	211
2011	N/A	N/A	N/A	11.383	11.385	3	8.454	8.460	47	8.532	8.551	99
2012	N/A	N/A	N/A	11.385	12.938	3	8.460	9.618	42	8.551	9.736	100
2013	13.833	16.178	12	12.938	15.134	3	9.618	11.253	41	9.736	11.398	94
Deutsche Small Cap Index VIP(5)
2005	N/A	N/A	N/A	N/A	N/A	N/A	15.737	16.123	4	15.814	16.226	15
2006	N/A	N/A	N/A	N/A	N/A	N/A	16.123	18.614	3	16.226	18.762	13
2007	N/A	N/A	N/A	N/A	N/A	N/A	18.614	17.944	3	18.762	18.113	11
2008	N/A	N/A	N/A	N/A	N/A	N/A	17.944	11.616	2	18.113	11.743	7
2009	N/A	N/A	N/A	N/A	N/A	N/A	11.616	14.447	2	11.743	14.627	11
2010	N/A	N/A	N/A	N/A	N/A	N/A	14.447	17.944	1*	14.627	18.195	4
2011	N/A	N/A	N/A	N/A	N/A	N/A	17.944	16.854	1*	18.195	17.115	4
2012	N/A	N/A	N/A	N/A	N/A	N/A	16.854	19.253	1*	17.115	19.581	4
2013	N/A	N/A	N/A	N/A	N/A	N/A	19.253	26.229	1*	19.581	26.716	4
2014	N/A	N/A	N/A	N/A	N/A	N/A	26.229	26.996	1*	26.716	27.538	4
Fidelity VIP Contrafund
2005	13.799	15.803	1*	13.826	15.841	1*	13.849	15.876	29	13.915	15.975	117
2006	15.803	17.287	1*	15.841	17.337	1*	15.876	17.384	35	15.975	17.519	152
2007	17.287	19.906	2	17.337	19.974	1*	17.384	20.038	38	17.519	20.224	142
2008	19.906	11.199	1*	19.974	11.242	1*	20.038	11.284	28	20.224	11.406	184
2009	11.199	14.892	1*	11.242	14.958	1*	11.284	15.022	27	11.406	15.206	165
2010	14.892	17.094	1*	14.958	17.178	2	15.022	17.259	20	15.206	17.498	112
2011	17.094	16.313	1*	17.178	16.402	1*	17.259	16.488	16	17.498	16.741	71
2012	16.313	18.599	1*	N/A	N/A	N/A	16.488	18.817	15	16.741	19.134	61
2013	18.599	23.910	1*	N/A	N/A	N/A	18.817	24.214	20	19.134	24.659	50
2014	23.910	26.207	1*	N/A	N/A	N/A	24.214	26.567	18	24.659	27.096	41
Fidelity VIP Equity-Income(1)
2004	11.514	12.573	5	10.689	11.678	10	10.517	11.496	111	10.570	11.571	296
2005	12.573	13.030	1*	11.678	12.108	7	11.496	11.926	90	11.571	12.022	252
2006	13.030	15.340	1*	12.108	14.263	7	11.926	14.054	79	12.022	14.188	234
2007	15.340	15.251	1*	14.263	14.186	7	14.054	13.986	65	14.188	14.141	219
2008	15.251	8.561	1*	14.186	7.968	6	13.986	7.859	53	14.141	7.958	165
2009	8.561	10.916	1*	7.968	10.164	6	7.859	10.031	48	7.958	10.172	136
2010	10.916	12.314	1*	10.164	11.472	6	10.031	11.327	34	10.172	11.504	92
2011	12.314	12.168	1*	11.472	11.341	5	11.327	11.204	30	11.504	11.396	63
2012	12.168	13.982	1*	11.341	13.039	5	11.204	12.887	29	11.396	13.128	66
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
A-5

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Fidelity VIP Growth
2005	N/A	N/A	N/A	9.648	9.997	2	6.096	6.320	65	6.137	6.372	397
2006	11.308	11.489	1*	9.997	10.464	2	6.320	6.619	39	6.372	6.683	335
2007	11.489	14.286	1*	10.464	13.017	2	6.619	8.238	43	6.683	8.330	302
2008	14.286	7.389	1*	13.017	6.736	2	8.238	4.265	45	8.330	4.320	208
2009	7.389	9.282	1*	6.736	8.467	3	4.265	5.363	38	4.320	5.440	179
2010	9.282	11.286	1*	8.467	10.300	2	5.363	6.528	36	5.440	6.631	126
2011	11.286	11.076	1*	10.300	10.113	2	6.528	6.412	29	6.631	6.524	105
2012	11.076	12.439	1*	10.113	11.363	2	6.412	7.209	28	6.524	7.345	97
2013	12.439	16.607	1*	11.363	15.178	1*	7.209	9.634	49	7.345	9.831	76
2014	16.607	18.098	1*	N/A	N/A	N/A	9.634	10.509	17	9.831	10.740	54
Fidelity VIP Mid Cap
2005	N/A	N/A	N/A	10.095	11.554	1*	9.976	11.559	12	10.000	11.568	25
2006	13.126	12.746	1*	11.554	12.756	1*	11.559	12.767	18	11.568	12.796	53
2007	12.746	14.431	1*	12.756	14.450	1*	12.767	14.470	17	12.796	14.524	48
2008	14.431	8.556	1*	14.450	8.571	1*	14.470	8.587	30	14.524	8.632	52
2009	N/A	N/A	N/A	8.571	11.764	1*	8.587	11.793	19	8.632	11.872	58
2010	N/A	N/A	N/A	11.764	14.856	1*	11.793	14.899	13	11.872	15.022	38
2011	N/A	N/A	N/A	14.856	13.007	1*	14.899	13.052	11	15.022	13.179	31
2012	N/A	N/A	N/A	13.007	14.636	1*	13.052	14.693	10	13.179	14.859	28
2013	N/A	N/A	N/A	N/A	N/A	N/A	14.693	19.617	8	14.859	19.869	22
2014	N/A	N/A	N/A	N/A	N/A	N/A	19.617	20.440	4	19.869	20.733	17
Fidelity VIP Overseas(6)
2004	11.945	13.288	1*	11.960	13.311	1*	7.317	8.147	14	7.355	8.202	174
2005	13.288	15.494	1*	13.311	15.529	2	8.147	9.510	25	8.202	9.588	214
2006	15.494	17.913	1*	15.529	17.962	2	9.510	11.005	27	9.588	11.113	161
2007	17.913	20.584	1*	17.962	20.650	2	11.005	12.659	28	11.113	12.801	100
2008	20.584	11.324	1*	20.650	11.366	2	12.659	6.971	26	12.801	7.060	70
2009	11.324	14.031	1*	11.366	14.090	2	6.971	8.646	12	7.060	8.770	56
2010	14.031	15.541	1*	14.090	15.614	2	8.646	9.586	14	8.770	9.738	37
2011	15.541	12.610	1*	15.614	12.676	1*	9.586	7.786	11	9.738	7.921	26
2012	12.610	14.902	1*	12.676	14.987	1*	7.786	9.210	10	7.921	9.384	16
2013	14.902	16.617	1*	14.987	16.716	1*	9.210	10.274	10	9.384	10.474	17
Franklin Income VIP
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.539	11.225	15
2007	N/A	N/A	N/A	N/A	N/A	N/A	11.800	11.435	11	11.225	11.462	112
2008	N/A	N/A	N/A	10.205	7.894	1*	11.435	7.904	6	11.462	7.935	124
2009	N/A	N/A	N/A	7.894	10.512	1*	7.904	10.531	2	7.935	10.589	150
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.531	11.660	2	10.589	11.741	82
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.660	11.731	2	11.741	11.830	72
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.731	12.986	5	11.830	13.116	44
2013	N/A	N/A	N/A	N/A	N/A	N/A	12.986	14.540	26	13.116	14.707	37
2014	N/A	N/A	N/A	N/A	N/A	N/A	14.540	14.947	6	14.707	15.142	36
Franklin Mutual Shares VIP
2006	N/A	N/A	N/A	N/A	N/A	N/A	10.887	11.260	1*	10.418	11.270	32
2007	N/A	N/A	N/A	N/A	N/A	N/A	11.260	11.450	11	11.270	11.477	49
2008	N/A	N/A	N/A	9.615	7.066	1*	11.450	7.076	6	11.477	7.104	54
2009	N/A	N/A	N/A	7.066	8.748	1*	7.076	8.764	5	7.104	8.812	47
2010	N/A	N/A	N/A	N/A	N/A	N/A	8.764	9.576	3	8.812	9.643	52
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.576	9.312	4	9.643	9.391	38
2012	N/A	N/A	N/A	N/A	N/A	N/A	9.312	10.454	7	9.391	10.558	19
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.454	13.176	7	10.558	13.327	14
2014	N/A	N/A	N/A	N/A	N/A	N/A	13.176	13.869	5	13.327	14.050	10
A-6

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
FTVIPT Franklin Small-Mid Cap Growth Securities(5)
2004	11.591	12.684	1*	11.607	12.708	2	6.327	6.930	75	6.359	6.977	860
2005	12.684	13.048	3	12.708	13.079	2	6.930	7.136	52	6.977	7.195	454
2006	13.048	13.922	4	13.079	13.962	2	7.136	7.622	45	7.195	7.696	388
2007	13.922	15.203	3	13.962	15.255	8	7.622	8.331	42	7.696	8.425	338
2008	15.203	8.582	3	15.255	8.616	1*	8.331	4.708	33	8.425	4.768	275
2009	8.582	12.096	2	8.616	12.149	1*	4.708	6.642	31	4.768	6.737	237
2010	12.096	15.155	1*	12.149	15.229	1*	6.642	8.330	24	6.737	8.461	132
2011	15.155	14.158	1*	15.229	14.234	1*	8.330	7.790	23	8.461	7.925	88
2012	14.158	15.407	1*	14.234	15.498	1*	7.790	8.485	22	7.925	8.645	79
2013	15.407	17.940	1*	15.498	18.049	1*	8.485	9.884	22	8.645	10.076	75
Invesco V.I. American Franchise
2006	N/A	N/A	N/A	11.639	11.466	1*	5.009	4.936	101	5.003	4.936	173
2007	N/A	N/A	N/A	11.466	12.615	1*	4.936	5.433	74	4.936	5.441	152
2008	N/A	N/A	N/A	12.615	7.125	1*	5.433	3.070	39	5.441	3.079	120
2009	N/A	N/A	N/A	7.125	8.473	1*	3.070	3.653	34	3.079	3.669	84
2010	N/A	N/A	N/A	8.473	9.611	1*	3.653	4.145	32	3.669	4.170	61
2011	N/A	N/A	N/A	9.611	8.692	1*	4.145	3.751	27	4.170	3.779	42
2012	N/A	N/A	N/A	N/A	N/A	N/A	4.307	4.149	24	4.341	4.187	39
2013	N/A	N/A	N/A	N/A	N/A	N/A	4.149	5.714	19	4.187	5.774	20
2014	N/A	N/A	N/A	N/A	N/A	N/A	5.714	6.089	14	5.774	6.162	17
Invesco V.I. Core Equity
2006	10.752	11.592	1*	10.057	10.846	2	6.953	7.502	100	6.936	7.491	383
2007	11.592	12.303	1*	10.846	11.518	2	7.502	7.970	81	7.491	7.970	331
2008	12.303	8.437	1*	11.518	7.902	1*	7.970	5.471	69	7.970	5.479	306
2009	N/A	N/A	N/A	7.902	9.958	1*	5.471	6.897	59	5.479	6.918	242
2010	N/A	N/A	N/A	9.958	10.715	1*	6.897	7.425	45	6.918	7.459	173
2011	N/A	N/A	N/A	10.715	10.517	1*	7.425	7.292	37	7.459	7.336	153
2012	N/A	N/A	N/A	10.517	11.763	1*	7.292	8.160	37	7.336	8.222	95
2013	N/A	N/A	N/A	11.763	14.932	1*	8.160	10.364	25	8.222	10.458	66
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.364	11.014	12	10.458	11.130	56
Invesco V.I. International Growth
2005	N/A	N/A	N/A	12.720	14.733	2	7.735	8.963	30	7.829	9.086	144
2006	N/A	N/A	N/A	14.733	18.556	2	8.963	11.295	30	9.086	11.466	133
2007	N/A	N/A	N/A	18.556	20.908	2	11.295	12.732	27	11.466	12.945	100
2008	N/A	N/A	N/A	20.908	12.243	1*	12.732	7.459	16	12.945	7.595	85
2009	N/A	N/A	N/A	12.243	16.262	1*	7.459	9.913	14	7.595	10.109	60
2010	N/A	N/A	N/A	16.262	18.027	1*	9.913	10.994	11	10.109	11.229	47
2011	N/A	N/A	N/A	18.027	16.511	1*	10.994	10.075	9	11.229	10.305	23
2012	N/A	N/A	N/A	16.511	18.736	1*	10.075	11.438	9	10.305	11.717	18
2013	N/A	N/A	N/A	18.736	21.900	1*	11.438	13.377	8	11.717	13.723	17
2014	N/A	N/A	N/A	21.900	21.581	1*	13.377	13.188	4	13.723	13.550	12
Janus Aspen Global Research
2005	N/A	N/A	N/A	N/A	N/A	N/A	10.488	10.880	1*	N/A	N/A	N/A
2006	N/A	N/A	N/A	N/A	N/A	N/A	10.880	12.608	1*	11.021	12.708	2
2007	N/A	N/A	N/A	N/A	N/A	N/A	12.608	13.550	1*	12.708	13.677	2
2008	N/A	N/A	N/A	N/A	N/A	N/A	13.550	7.348	1*	13.677	7.429	1*
2009	N/A	N/A	N/A	N/A	N/A	N/A	7.348	9.922	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	9.922	11.263	1*	10.046	11.420	1*
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.420	9.667	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.667	11.403	1*
2013	N/A	N/A	N/A	13.244	14.024	1*	N/A	N/A	N/A	11.403	14.373	4
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	14.373	15.160	4
A-7

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Janus Aspen Series Balanced
2005	N/A	N/A	N/A	N/A	N/A	N/A	11.625	12.298	8	11.680	12.375	65
2006	N/A	N/A	N/A	N/A	N/A	N/A	12.298	13.343	8	12.375	13.447	58
2007	N/A	N/A	N/A	N/A	N/A	N/A	13.343	14.461	10	13.447	14.595	51
2008	N/A	N/A	N/A	N/A	N/A	N/A	14.461	11.928	2	14.595	12.057	41
2009	N/A	N/A	N/A	N/A	N/A	N/A	11.928	14.719	3	12.057	14.901	40
2010	N/A	N/A	N/A	N/A	N/A	N/A	14.719	15.639	3	14.901	15.855	24
2011	N/A	N/A	N/A	N/A	N/A	N/A	15.639	15.575	2	15.855	15.815	20
2012	N/A	N/A	N/A	N/A	N/A	N/A	15.575	17.352	2	15.815	17.646	9
2013	N/A	N/A	N/A	N/A	N/A	N/A	17.352	20.428	2	17.646	20.805	6
2014	N/A	N/A	N/A	N/A	N/A	N/A	20.428	21.727	5	20.805	22.161	6
Janus Aspen Series Enterprise
2005	N/A	N/A	N/A	N/A	N/A	N/A	12.601	13.871	9	12.662	13.960	7
2006	14.636	15.367	1*	N/A	N/A	N/A	13.871	15.444	3	13.960	15.566	11
2007	15.367	18.364	1*	N/A	N/A	N/A	15.444	18.476	3	15.566	18.650	11
2008	18.364	10.121	1*	N/A	N/A	N/A	18.476	10.193	3	18.650	10.304	11
2009	10.121	14.351	1*	N/A	N/A	N/A	10.193	14.467	2	10.304	14.647	12
2010	14.351	17.684	1*	N/A	N/A	N/A	14.467	17.845	1*	14.647	18.094	4
2011	17.684	17.073	1*	N/A	N/A	N/A	17.845	17.245	1*	18.094	17.512	6
2012	17.073	19.607	1*	N/A	N/A	N/A	17.245	19.825	1*	17.512	20.162	6
2013	19.607	25.414	1*	N/A	N/A	N/A	19.825	25.723	1*	20.162	26.199	1*
2014	25.414	28.002	1*	N/A	N/A	N/A	25.723	28.371	1*	26.199	28.940	1*
LVIP American Century VP Mid Cap Value RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.888	11.197	1*
LVIP Baron Growth Opportunities(7)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.644	10.619	1*
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.619	10.808	11
2008	N/A	N/A	N/A	N/A	N/A	N/A	10.120	6.448	12	10.808	6.474	42
2009	8.481	8.733	1*	N/A	N/A	N/A	6.448	8.765	2	6.474	8.813	32
2010	8.733	10.835	1*	N/A	N/A	N/A	N/A	N/A	N/A	8.813	10.961	27
2011	10.835	11.065	1*	N/A	N/A	N/A	10.886	11.127	1*	10.961	11.221	17
2012	11.065	12.844	1*	N/A	N/A	N/A	11.127	12.929	1*	11.221	13.058	8
2013	12.844	17.660	1*	N/A	N/A	N/A	12.929	17.795	3	13.058	17.999	19
2014	17.660	18.178	1*	N/A	N/A	N/A	17.795	18.335	3	17.999	18.573	6
LVIP BlackRock Emerging Markets RPM
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Equity Dividend RPM
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Global Allocation V.I. RPM
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.907	10.408	1*
2014	N/A	N/A	N/A	10.517	10.153	1*	N/A	N/A	N/A	10.408	10.186	1*
LVIP BlackRock Inflation Protected Bond
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.086	11.083	1*	10.090	11.092	6	10.099	11.119	7
2012	N/A	N/A	N/A	11.083	11.565	5	11.092	11.580	5	11.119	11.626	5
2013	11.250	10.367	1*	11.565	10.385	5	11.580	10.404	34	11.626	10.461	119
2014	10.367	10.470	1*	10.385	10.494	5	10.404	10.518	29	10.461	10.592	97
LVIP Capital Growth
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	7.327	8.094	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	8.094	9.438	1*	8.126	9.490	1*
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.438	8.417	1*	9.490	8.476	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	8.417	9.823	1*	8.476	9.907	2
2013	N/A	N/A	N/A	N/A	N/A	N/A	9.823	13.096	1*	9.907	13.227	2
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.227	14.462	2
A-8

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Clarion Global Real Estate
2007	N/A	N/A	N/A	N/A	N/A	N/A	9.198	8.213	1*	9.557	8.221	14
2008	N/A	N/A	N/A	N/A	N/A	N/A	8.213	4.667	10	8.221	4.678	34
2009	6.133	6.288	1*	N/A	N/A	N/A	4.667	6.305	5	4.678	6.330	23
2010	6.288	7.264	1*	N/A	N/A	N/A	6.305	7.290	4	6.330	7.329	23
2011	7.264	6.495	1*	N/A	N/A	N/A	7.290	6.525	5	7.329	6.571	24
2012	6.495	7.932	1*	7.302	7.954	2	6.525	7.976	4	6.571	8.044	16
2013	7.932	8.023	1*	7.954	8.049	2	7.976	8.076	5	8.044	8.157	14
2014	8.023	8.947	1*	8.049	8.981	2	8.076	9.015	3	8.157	9.119	10
LVIP ClearBridge Variable Appreciation RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Columbia Small-Mid Cap Growth RPM
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.542	10.839	12
2008	N/A	N/A	N/A	N/A	N/A	N/A	10.147	5.435	2	10.839	5.394	23
2009	N/A	N/A	N/A	N/A	N/A	N/A	5.435	7.907	2	5.394	7.859	22
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.859	9.818	18
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.818	8.905	16
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.905	9.308	12
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.308	11.407	14
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.407	10.379	13
LVIP Delaware Bond
2005	11.907	11.997	29	11.902	11.999	63	13.429	13.544	274	13.517	13.654	1,384
2006	11.997	12.333	27	11.999	12.340	59	13.544	13.936	229	13.654	14.071	1,242
2007	12.333	12.766	29	12.340	12.780	59	13.936	14.440	262	14.071	14.601	1,086
2008	12.766	12.165	28	12.780	12.185	53	14.440	13.775	178	14.601	13.949	924
2009	12.165	14.200	26	12.185	14.229	52	13.775	16.094	146	13.949	16.323	772
2010	14.200	15.123	17	14.229	15.162	51	16.094	17.158	129	16.323	17.427	597
2011	15.123	15.980	13	15.162	16.029	50	17.158	18.148	104	17.427	18.461	391
2012	15.980	16.723	12	16.029	16.784	59	18.148	19.012	90	18.461	19.368	318
2013	16.723	16.038	12	16.784	16.104	58	19.012	18.251	69	19.368	18.621	257
2014	16.038	16.685	11	16.104	16.762	55	18.251	19.006	45	18.621	19.421	207
LVIP Delaware Diversified Floating Rate
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.028	9.801	1*	10.031	9.809	1*	10.040	9.833	4
2012	N/A	N/A	N/A	9.801	10.007	6	N/A	N/A	N/A	9.833	10.060	2
2013	N/A	N/A	N/A	10.007	9.878	3	9.903	9.896	13	10.060	9.950	13
2014	N/A	N/A	N/A	9.878	9.737	7	9.896	9.760	12	9.950	9.828	3
LVIP Delaware Foundation Aggressive Allocation(8)
2005	N/A	N/A	N/A	N/A	N/A	N/A	12.617	13.208	4	12.648	13.260	6
2006	N/A	N/A	N/A	N/A	N/A	N/A	13.208	14.825	4	13.260	14.905	19
2007	N/A	N/A	N/A	N/A	N/A	N/A	14.825	15.458	3	14.905	15.566	11
2008	N/A	N/A	N/A	N/A	N/A	N/A	15.458	10.118	5	15.566	10.204	17
2009	N/A	N/A	N/A	N/A	N/A	N/A	10.118	13.090	4	10.204	13.221	11
2010	N/A	N/A	N/A	N/A	N/A	N/A	13.090	14.433	3	13.221	14.599	9
2011	N/A	N/A	N/A	N/A	N/A	N/A	14.433	13.860	3	14.599	14.041	6
2012	N/A	N/A	N/A	N/A	N/A	N/A	13.860	15.392	3	14.041	15.616	6
2013	N/A	N/A	N/A	N/A	N/A	N/A	15.392	18.141	3	15.616	18.432	6
2014	N/A	N/A	N/A	N/A	N/A	N/A	18.141	18.553	3	18.432	18.879	3
LVIP Delaware Growth and Income
2005	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.739	11.435	1*
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.435	11.913	2
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.913	7.504	14
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.504	9.174	7
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.174	10.161	9
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.161	10.084	15
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.084	11.404	15
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.404	14.904	3
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	14.904	16.542	3
A-9

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Delaware Social Awareness
2005	12.592	13.848	1*	12.616	13.882	1*	13.289	14.629	12	12.698	14.000	60
2006	13.848	15.267	1*	13.882	15.312	1*	14.629	16.145	10	14.000	15.473	47
2007	15.267	15.432	1*	15.312	15.485	1*	16.145	16.335	11	15.473	15.679	45
2008	15.432	9.936	1*	15.485	9.975	1*	16.335	10.528	7	15.679	10.120	30
2009	9.936	12.680	1*	9.975	12.736	1*	10.528	13.449	3	10.120	12.948	28
2010	12.680	13.888	1*	12.736	13.957	1*	13.449	14.745	2	12.948	14.217	21
2011	13.888	13.720	1*	N/A	N/A	N/A	14.745	14.582	2	14.217	14.080	15
2012	13.720	15.527	1*	N/A	N/A	N/A	14.582	16.518	2	14.080	15.974	7
2013	15.527	20.682	1*	N/A	N/A	N/A	16.518	22.025	2	15.974	21.332	6
2014	20.682	23.389	1*	N/A	N/A	N/A	22.025	24.933	2	21.332	24.184	6
LVIP Delaware Special Opportunities
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.878	9.142	3
2008	N/A	N/A	N/A	N/A	N/A	N/A	7.848	5.667	3	9.142	5.681	4
2009	6.966	7.220	1*	N/A	N/A	N/A	5.667	7.239	3	5.681	7.268	4
2010	7.220	9.227	1*	N/A	N/A	N/A	7.239	9.261	3	7.268	9.311	8
2011	9.227	8.557	1*	N/A	N/A	N/A	9.261	8.596	1*	9.311	8.656	7
2012	8.557	9.621	1*	N/A	N/A	N/A	8.596	9.675	1*	8.656	9.757	4
2013	9.621	12.591	1*	N/A	N/A	N/A	9.675	12.675	1*	9.757	12.801	3
2014	12.591	13.257	1*	N/A	N/A	N/A	N/A	N/A	N/A	12.801	13.512	2
LVIP Dimensional Non-U.S. Equity RPM
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.938	9.677	5
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.677	10.937	7
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.937	9.930	6
LVIP Dimensional U.S. Equity RPM
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.651	13.674	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.674	14.054	1*
LVIP Dimensional/Vanguard Total Bond
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.235	10.344	2
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Franklin Mutual Shares VIP RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Income
2009	N/A	N/A	N/A	N/A	N/A	N/A	10.330	10.665	1*	10.166	10.673	1*
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.665	11.467	2	10.673	11.492	10
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.467	11.361	1*	11.492	11.404	8
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.404	12.056	3
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.056	11.501	3
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.501	11.509	2
LVIP Growth Fund(9)
2005	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.070	11.323	1*
LVIP Growth Opportunities(10)
2005	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.366	12.375	2
LVIP Invesco Diversified Equity-Income RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Invesco V.I. Comstock RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan High Yield
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.795	10.877	3	10.805	10.903	15
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.877	12.252	2	10.903	12.300	16
2013	N/A	N/A	N/A	N/A	N/A	N/A	12.252	12.798	3	12.300	12.868	12
2014	N/A	N/A	N/A	N/A	N/A	N/A	12.798	12.901	2	12.868	12.991	6
A-10

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP JPMorgan Mid Cap Value RPM
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	5.765	6.051	16	6.003	6.067	2
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	6.067	7.424	2
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.424	9.093	3
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.093	8.769	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.769	9.792	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.792	11.937	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.937	12.669	1*
LVIP Managed Risk Profile 2010
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.413	9.521	2
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.521	10.418	2
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.418	10.354	3
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.354	11.033	4
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.033	11.798	2
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.798	12.135	1*
LVIP Managed Risk Profile 2020
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	9.993	7.363	1*	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	7.363	9.069	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.105	10.013	1*
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile 2030
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.440	8.869	12
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.869	9.798	8
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.798	9.564	6
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile 2040
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile Conservative
2005	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.100	10.254	4
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.254	11.007	21
2007	N/A	N/A	N/A	N/A	N/A	N/A	11.458	11.600	1*	11.007	11.645	53
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.645	9.323	82
2009	N/A	N/A	N/A	N/A	N/A	N/A	9.647	11.349	19	9.323	11.427	137
2010	11.297	12.225	3	N/A	N/A	N/A	N/A	N/A	N/A	11.427	12.396	75
2011	12.225	12.412	3	12.259	12.453	15	12.293	12.494	1*	12.396	12.617	64
2012	12.412	13.342	3	N/A	N/A	N/A	12.494	13.444	2	12.617	13.597	33
2013	13.342	14.338	2	N/A	N/A	N/A	N/A	N/A	N/A	13.597	14.649	22
2014	14.338	14.840	2	N/A	N/A	N/A	N/A	N/A	N/A	14.649	15.199	21
A-11

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Managed Risk Profile Growth
2005	N/A	N/A	N/A	N/A	N/A	N/A	9.993	10.640	12	10.050	10.649	3
2006	N/A	N/A	N/A	N/A	N/A	N/A	10.640	11.904	11	10.649	11.932	25
2007	N/A	N/A	N/A	N/A	N/A	N/A	11.904	12.814	18	11.932	12.863	31
2008	N/A	N/A	N/A	N/A	N/A	N/A	12.814	8.363	17	12.863	8.408	53
2009	N/A	N/A	N/A	N/A	N/A	N/A	8.363	10.577	16	8.408	10.650	52
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.577	11.685	14	10.650	11.783	51
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.685	11.454	13	11.783	11.568	32
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.454	12.255	13	11.568	12.395	26
2013	N/A	N/A	N/A	N/A	N/A	N/A	12.255	13.639	7	12.395	13.816	28
2014	N/A	N/A	N/A	13.195	13.766	2	13.639	13.832	7	13.816	14.032	24
LVIP Managed Risk Profile Moderate
2005	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.031	10.472	15
2006	N/A	N/A	N/A	N/A	N/A	N/A	10.529	11.492	21	10.472	11.519	145
2007	N/A	N/A	N/A	N/A	N/A	N/A	11.492	12.308	1*	11.519	12.356	185
2008	N/A	N/A	N/A	N/A	N/A	N/A	12.308	8.852	1*	12.356	8.900	236
2009	N/A	N/A	N/A	N/A	N/A	N/A	8.852	11.111	1*	8.900	11.187	65
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.111	12.193	14	11.187	12.296	144
2011	N/A	N/A	N/A	N/A	N/A	N/A	12.193	12.091	14	12.296	12.211	55
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.211	13.137	50
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.137	14.426	111
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	14.426	14.748	106
LVIP MFS International Growth RPM
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.689	10.049	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.049	9.163	2
LVIP MFS International Growth
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.277	11.149	3
2008	N/A	N/A	N/A	N/A	N/A	N/A	10.630	5.575	1*	11.149	5.588	11
2009	N/A	N/A	N/A	N/A	N/A	N/A	5.575	7.423	1*	5.588	7.452	21
2010	N/A	N/A	N/A	N/A	N/A	N/A	7.423	8.230	1*	7.452	8.275	15
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.230	7.270	1*	8.275	7.321	8
2012	N/A	N/A	N/A	N/A	N/A	N/A	7.270	8.509	1*	7.321	8.581	6
2013	N/A	N/A	N/A	N/A	N/A	N/A	8.509	9.476	1*	8.581	9.570	11
2014	N/A	N/A	N/A	N/A	N/A	N/A	9.476	8.819	1*	9.570	8.920	2
LVIP MFS Value
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	8.999	6.438	19	9.223	6.454	9
2009	N/A	N/A	N/A	N/A	N/A	N/A	6.438	7.634	32	6.454	7.664	12
2010	N/A	N/A	N/A	N/A	N/A	N/A	7.634	8.351	29	7.664	8.396	15
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.351	8.177	28	8.396	8.233	11
2012	N/A	N/A	N/A	9.064	9.297	6	8.177	9.324	27	8.233	9.402	6
2013	N/A	N/A	N/A	9.297	12.384	6	9.324	12.426	16	9.402	12.549	7
2014	N/A	N/A	N/A	12.384	13.408	6	12.426	13.460	14	12.549	13.614	6
LVIP Mid-Cap Value
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.947	8.638	11
2008	N/A	N/A	N/A	N/A	N/A	N/A	7.814	5.016	7	8.638	5.028	8
2009	N/A	N/A	N/A	N/A	N/A	N/A	5.016	7.003	7	5.028	7.031	11
2010	N/A	N/A	N/A	N/A	N/A	N/A	7.003	8.505	7	7.031	8.551	8
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.505	7.559	4	8.551	7.612	7
2012	N/A	N/A	N/A	N/A	N/A	N/A	7.559	9.197	7	7.612	9.275	22
2013	N/A	N/A	N/A	N/A	N/A	N/A	9.197	12.094	3	9.275	12.215	8
2014	N/A	N/A	N/A	N/A	N/A	N/A	12.094	12.837	3	12.215	12.985	10
A-12

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Mondrian International Value
2005	N/A	N/A	N/A	15.961	17.642	1*	15.985	17.678	17	16.053	17.780	78
2006	18.922	22.457	1*	17.642	22.527	1*	17.678	22.583	15	17.780	22.748	75
2007	22.457	24.578	1*	22.527	24.667	1*	22.583	24.741	14	22.748	24.959	50
2008	24.578	15.283	1*	24.667	15.346	1*	24.741	15.400	10	24.959	15.559	50
2009	15.283	18.189	1*	15.346	18.273	1*	15.400	18.346	5	15.559	18.564	43
2010	18.189	18.295	1*	18.273	18.389	1*	18.346	18.472	4	18.564	18.719	33
2011	18.295	17.203	1*	N/A	N/A	N/A	18.472	17.386	3	18.719	17.645	27
2012	17.203	18.511	1*	N/A	N/A	N/A	17.386	18.728	3	17.645	19.035	23
2013	18.511	22.141	1*	N/A	N/A	N/A	18.728	22.422	3	19.035	22.825	27
2014	22.141	21.183	1*	N/A	N/A	N/A	22.422	21.474	2	22.825	21.892	22
LVIP Money Market
2005	9.761	9.849	1*	9.779	9.873	3	10.196	10.298	488	10.263	10.382	673
2006	N/A	N/A	N/A	9.873	10.150	1*	10.298	10.593	373	10.382	10.696	716
2007	N/A	N/A	N/A	10.150	10.464	1*	10.593	10.927	300	10.696	11.049	828
2008	N/A	N/A	N/A	10.464	10.519	20	10.927	10.989	333	11.049	11.128	1,165
2009	10.465	10.317	2	10.519	10.362	1*	10.989	10.831	284	11.128	10.985	832
2010	10.317	10.133	2	10.362	10.182	1*	10.831	10.648	162	10.985	10.815	467
2011	10.133	9.950	2	10.182	10.004	6	10.648	10.466	149	10.815	10.647	284
2012	9.950	9.770	2	10.004	9.828	6	10.466	10.287	117	10.647	10.481	157
2013	9.770	9.593	2	9.828	9.655	1*	10.287	10.111	110	10.481	10.317	140
2014	9.593	9.420	2	9.655	9.485	3	10.111	9.938	74	10.317	10.156	107
LVIP Multi-Manager Global Equity RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.976	9.900	2
LVIP SSgA Bond Index
2008	N/A	N/A	N/A	N/A	N/A	N/A	10.032	10.451	5	10.002	10.459	17
2009	N/A	N/A	N/A	N/A	N/A	N/A	10.451	10.707	24	10.459	10.732	61
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.707	11.122	18	10.732	11.164	85
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.122	11.709	12	11.164	11.771	62
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.709	11.920	12	11.771	12.001	19
2013	N/A	N/A	N/A	N/A	N/A	N/A	11.920	11.383	13	12.001	11.478	14
2014	N/A	N/A	N/A	N/A	N/A	N/A	11.383	11.799	14	11.478	11.915	14
LVIP SSgA Conservative Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.441	10.526	11
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.526	11.273	6
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.273	11.818	2
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.818	12.150	6
LVIP SSgA Conservative Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.385	10.459	1*	N/A	N/A	N/A	10.394	10.489	1*
2012	N/A	N/A	N/A	10.459	11.103	1*	N/A	N/A	N/A	10.489	11.157	2
2013	N/A	N/A	N/A	11.103	11.647	1*	N/A	N/A	N/A	11.157	11.727	2
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.727	12.150	1*
LVIP SSgA Developed International 150
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.593	6.260	1*
2009	N/A	N/A	N/A	N/A	N/A	N/A	6.279	8.871	4	6.260	8.892	18
2010	N/A	N/A	N/A	N/A	N/A	N/A	8.871	9.327	5	8.892	9.363	15
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.327	8.033	3	9.363	8.076	6
2012	N/A	N/A	N/A	N/A	N/A	N/A	8.033	8.948	3	8.076	9.010	2
2013	N/A	N/A	N/A	N/A	N/A	N/A	8.948	10.553	3	9.010	10.641	2
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.553	10.437	4	10.641	10.540	3
A-13

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSgA Emerging Markets 100
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.357	6.052	1*
2009	N/A	N/A	N/A	N/A	N/A	N/A	6.818	11.259	2	6.052	11.285	16
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.259	14.100	2	11.285	14.154	20
2011	N/A	N/A	N/A	N/A	N/A	N/A	14.100	11.755	2	14.154	11.818	20
2012	N/A	N/A	N/A	N/A	N/A	N/A	11.755	12.982	2	11.818	13.071	11
2013	N/A	N/A	N/A	N/A	N/A	N/A	12.982	12.364	2	13.071	12.468	8
2014	N/A	N/A	N/A	N/A	N/A	N/A	12.364	11.711	2	12.468	11.827	4
LVIP SSgA Global Tactical Allocation RPM(11)
2005	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2006	N/A	N/A	N/A	N/A	N/A	N/A	11.456	12.424	1*	11.639	12.453	1*
2007	N/A	N/A	N/A	N/A	N/A	N/A	12.424	13.520	3	12.453	13.572	1*
2008	N/A	N/A	N/A	N/A	N/A	N/A	13.520	7.889	15	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	7.889	10.114	4	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.114	10.781	3	10.184	10.872	1*
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.781	10.590	6	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.590	11.539	4	11.604	11.670	19
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.670	12.580	20
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.580	12.840	20
LVIP SSgA International Index
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.676	6.397	1*
2009	N/A	N/A	N/A	N/A	N/A	N/A	5.189	8.010	2	6.397	8.028	16
2010	N/A	N/A	N/A	N/A	N/A	N/A	8.010	8.405	4	8.028	8.436	20
2011	N/A	N/A	N/A	N/A	N/A	N/A	8.405	7.219	4	8.436	7.257	12
2012	N/A	N/A	N/A	N/A	N/A	N/A	7.219	8.358	4	7.257	8.414	4
2013	8.509	9.857	1*	9.189	9.885	1*	8.358	9.912	13	8.414	9.994	19
2014	9.857	9.089	1*	9.885	9.118	1*	9.912	9.148	11	9.994	9.238	17
LVIP SSgA International RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Large Cap 100
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.673	6.973	2
2009	N/A	N/A	N/A	N/A	N/A	N/A	6.752	9.240	5	6.973	9.261	24
2010	N/A	N/A	N/A	N/A	N/A	N/A	9.240	10.795	6	9.261	10.836	27
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.795	10.827	4	10.836	10.884	15
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.827	11.910	4	10.884	11.991	8
2013	N/A	N/A	N/A	N/A	N/A	N/A	11.910	15.858	4	11.991	15.990	7
2014	N/A	N/A	N/A	N/A	N/A	N/A	15.858	18.144	3	15.990	18.323	6
LVIP SSgA Large Cap RPM
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.183	10.884	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.884	11.379	1*
LVIP SSgA Moderate Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Moderate Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	11.926	12.382	2	11.942	12.403	27	11.959	12.425	59	11.632	12.488	341
2014	12.382	12.798	2	12.403	12.827	27	12.425	12.855	41	12.488	12.941	302
LVIP SSgA Moderately Aggressive Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.716	11.437	6
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.437	12.890	6
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.890	13.161	6
A-14

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSgA Moderately Aggressive Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.848	13.371	1*
LVIP SSgA S&P 500 Index(12)
2005	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.325	11.508	1*
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.507	11.409	2
2008	N/A	N/A	N/A	6.641	7.001	1*	N/A	N/A	N/A	11.409	7.051	9
2009	N/A	N/A	N/A	7.001	8.672	1*	6.799	8.692	5	7.051	8.751	42
2010	N/A	N/A	N/A	8.672	9.772	1*	8.692	9.799	7	8.751	9.881	36
2011	N/A	N/A	N/A	9.772	9.775	1*	9.799	9.807	5	9.881	9.904	22
2012	N/A	N/A	N/A	9.775	11.103	1*	9.807	11.145	4	9.904	11.272	7
2013	12.933	14.333	6	11.103	14.394	25	11.145	14.456	98	11.272	14.643	342
2014	14.333	15.959	6	14.394	16.036	25	14.456	16.113	54	14.643	16.346	294
LVIP SSgA Small-Cap Index
2007	N/A	N/A	N/A	N/A	N/A	N/A	10.056	9.139	1*	9.787	9.147	1*
2008	N/A	N/A	N/A	N/A	N/A	N/A	9.139	5.915	3	9.147	5.929	2
2009	N/A	N/A	N/A	N/A	N/A	N/A	5.915	7.306	4	5.929	7.335	11
2010	N/A	N/A	N/A	N/A	N/A	N/A	7.306	9.037	4	7.335	9.086	12
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.037	8.454	4	9.086	8.512	9
2012	N/A	N/A	N/A	N/A	N/A	N/A	8.454	9.603	4	8.512	9.685	6
2013	11.139	12.896	1*	11.173	12.939	1*	9.603	12.982	20	9.685	13.111	68
2014	12.896	13.218	1*	12.939	13.269	1*	12.982	13.320	10	13.111	13.472	58
LVIP SSgA Small-Cap RPM
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.432	11.151	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.151	10.795	1*
LVIP SSgA Small-Mid Cap 200
2008	N/A	N/A	N/A	N/A	N/A	N/A	10.777	7.217	1*	10.555	7.224	1*
2009	N/A	N/A	N/A	N/A	N/A	N/A	7.217	10.730	1*	7.224	10.755	5
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.730	13.436	1*	10.755	13.488	10
2011	N/A	N/A	N/A	N/A	N/A	N/A	13.436	12.879	1*	13.488	12.948	4
2012	N/A	N/A	N/A	N/A	N/A	N/A	12.879	14.369	1*	12.948	14.468	3
2013	N/A	N/A	N/A	N/A	N/A	N/A	14.369	18.943	1*	14.468	19.102	3
2014	N/A	N/A	N/A	N/A	N/A	N/A	18.943	19.367	1*	19.102	19.559	2
LVIP T. Rowe Price Growth Stock
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.963	5.665	12
2009	N/A	N/A	N/A	N/A	N/A	N/A	6.382	7.927	1*	5.665	7.958	55
2010	N/A	N/A	N/A	N/A	N/A	N/A	7.927	9.069	1*	7.958	9.119	35
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.069	8.743	1*	9.119	8.804	26
2012	N/A	N/A	N/A	N/A	N/A	N/A	8.743	10.139	1*	8.804	10.225	25
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.139	13.820	3	10.225	13.958	37
2014	N/A	N/A	N/A	N/A	N/A	N/A	13.820	14.726	2	13.958	14.895	24
LVIP T. Rowe Price Structured Mid-Cap Growth
2005	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.751	14.824	2
2006	N/A	N/A	N/A	N/A	N/A	N/A	15.444	15.816	2	14.824	15.902	2
2007	N/A	N/A	N/A	N/A	N/A	N/A	15.816	17.608	1*	15.902	17.731	1*
2008	N/A	N/A	N/A	N/A	N/A	N/A	17.608	9.876	1*	17.731	9.960	1*
2009	N/A	N/A	N/A	N/A	N/A	N/A	9.876	14.166	2	9.960	14.308	1*
2010	N/A	N/A	N/A	N/A	N/A	N/A	14.166	17.827	4	14.308	18.032	2
2011	N/A	N/A	N/A	N/A	N/A	N/A	17.827	16.797	1*	18.032	17.016	2
2012	N/A	N/A	N/A	N/A	N/A	N/A	16.797	19.149	1*	17.016	19.428	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	19.149	25.301	2	19.428	25.707	5
2014	N/A	N/A	N/A	N/A	N/A	N/A	25.301	27.672	1*	25.707	28.159	2
A-15

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Templeton Growth RPM
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.232	9.795	5
2008	N/A	N/A	N/A	N/A	N/A	N/A	9.015	5.972	2	9.795	5.986	5
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	5.986	7.529	5
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.529	7.877	5
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.877	7.493	3
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.493	8.916	3
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.916	10.497	3
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.497	10.100	2
LVIP UBS Large Cap Growth RPM
2005	N/A	N/A	N/A	12.559	12.822	1*	12.363	12.838	2	12.600	12.889	3
2006	N/A	N/A	N/A	12.822	13.777	1*	12.838	13.802	2	12.889	13.877	4
2007	N/A	N/A	N/A	13.777	16.253	1*	13.802	16.290	3	13.877	16.404	3
2008	N/A	N/A	N/A	16.253	9.423	1*	16.290	9.449	3	16.404	9.530	3
2009	N/A	N/A	N/A	9.423	12.788	1*	9.449	12.830	2	9.530	12.958	3
2010	N/A	N/A	N/A	12.788	13.951	1*	12.830	14.004	2	12.958	14.165	3
2011	N/A	N/A	N/A	N/A	N/A	N/A	14.004	12.945	1*	14.165	13.114	2
2012	N/A	N/A	N/A	N/A	N/A	N/A	12.945	14.769	1*	13.114	14.984	3
2013	N/A	N/A	N/A	N/A	N/A	N/A	14.769	18.168	1*	14.984	18.460	2
2014	N/A	N/A	N/A	N/A	N/A	N/A	18.168	18.761	1*	18.460	19.091	2
LVIP Vanguard Domestic Equity ETF
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Vanguard International Equity ETF
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.190	11.009	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.009	10.305	1*
LVIP VIP Contrafund RPM
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.271	11.055	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.055	11.511	1*
LVIP VIP Mid Cap RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS VIT Core Equity
2005	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.333	11.316	1*
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.316	12.640	1*
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.640	13.792	1*
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.792	8.236	1*
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.236	10.718	1*
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.718	12.327	1*
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.327	11.976	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.976	13.665	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.665	18.052	2
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	18.052	19.714	1*
MFS VIT Growth
2005	N/A	N/A	N/A	11.131	11.908	1*	4.896	5.241	40	4.929	5.284	262
2006	12.409	12.553	1*	11.908	12.586	1*	5.241	5.542	45	5.284	5.596	232
2007	12.553	14.895	1*	12.586	14.941	1*	5.542	6.582	46	5.596	6.656	210
2008	14.895	9.132	1*	14.941	9.165	1*	6.582	4.039	20	6.656	4.091	164
2009	N/A	N/A	N/A	9.165	12.361	1*	4.039	5.451	17	4.091	5.529	143
2010	N/A	N/A	N/A	12.361	13.965	1*	5.451	6.161	16	5.529	6.259	65
2011	N/A	N/A	N/A	N/A	N/A	N/A	6.161	6.021	10	6.259	6.125	62
2012	N/A	N/A	N/A	N/A	N/A	N/A	6.021	6.926	10	6.125	7.057	61
2013	N/A	N/A	N/A	N/A	N/A	N/A	6.926	9.290	9	7.057	9.480	53
2014	N/A	N/A	N/A	N/A	N/A	N/A	9.290	9.922	7	9.480	10.139	40
A-16

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
MFS VIT Total Return(13)
2004	11.249	12.261	5	10.885	11.870	33	11.592	12.647	205	11.651	12.731	897
2005	12.261	12.349	5	11.870	11.961	33	12.647	12.751	174	12.731	12.854	781
2006	12.349	13.532	6	11.961	13.114	33	12.751	13.986	152	12.854	14.120	647
2007	13.532	13.806	3	13.114	13.387	32	13.986	14.284	123	14.120	14.443	567
2008	13.806	10.528	3	13.387	10.213	29	14.284	10.903	94	14.443	11.041	531
2009	10.528	12.167	2	10.213	11.809	29	10.903	12.613	80	11.041	12.792	456
2010	12.167	13.094	2	11.809	12.715	28	12.613	13.588	66	12.792	13.801	376
2011	13.094	13.058	2	12.715	12.686	23	13.588	13.564	56	13.801	13.797	314
2012	13.058	14.220	2	12.686	13.822	21	13.564	14.786	50	13.797	15.063	272
2013	14.220	15.734	1*	13.822	15.296	21	14.786	16.366	51	15.063	16.682	268
MFS VIT Utilities
2005	12.639	14.463	6	12.032	13.775	10	9.460	10.836	84	9.523	10.925	676
2006	14.463	18.594	6	13.775	17.718	10	10.836	13.945	109	10.925	14.081	578
2007	18.594	23.283	4	17.718	22.198	10	13.945	17.479	67	14.081	17.676	497
2008	23.283	14.214	4	22.198	13.559	10	17.479	10.682	37	17.676	10.818	441
2009	14.214	18.540	4	13.559	17.694	8	10.682	13.947	27	10.818	14.146	350
2010	18.540	20.660	1*	17.694	19.726	8	13.947	15.556	21	14.146	15.803	250
2011	20.660	21.600	1*	19.726	20.635	7	15.556	16.281	14	15.803	16.563	187
2012	21.600	24.006	1*	20.635	22.945	8	16.281	18.112	14	16.563	18.454	127
2013	24.006	28.330	1*	22.945	27.091	8	18.112	21.396	19	18.454	21.833	96
2014	28.330	31.278	1*	27.091	29.925	8	21.396	23.646	8	21.833	24.165	91
NB AMT Mid Cap Growth(1)
2004	N/A	N/A	N/A	N/A	N/A	N/A	10.485	11.983	3	10.522	12.043	37
2005	N/A	N/A	N/A	N/A	N/A	N/A	11.983	13.394	9	12.043	13.481	46
2006	14.792	15.018	1*	N/A	N/A	N/A	13.394	15.095	10	13.481	15.216	44
2007	15.018	18.064	1*	N/A	N/A	N/A	15.095	18.175	9	15.216	18.348	46
2008	18.064	10.042	1*	N/A	N/A	N/A	18.175	10.114	9	18.348	10.225	34
2009	N/A	N/A	N/A	N/A	N/A	N/A	10.114	13.079	3	10.225	13.243	26
2010	N/A	N/A	N/A	N/A	N/A	N/A	13.079	16.592	2	13.243	16.825	19
2011	N/A	N/A	N/A	N/A	N/A	N/A	16.592	16.381	2	16.825	16.636	13
2012	N/A	N/A	N/A	N/A	N/A	N/A	16.381	18.095	2	16.636	18.405	10
2013	N/A	N/A	N/A	N/A	N/A	N/A	18.095	20.653	2	18.405	21.018	9
NB AMT Mid Cap Intrinsic Value
2005	N/A	N/A	N/A	15.700	17.270	1*	15.728	17.310	9	15.803	17.419	46
2006	N/A	N/A	N/A	17.270	18.856	1*	17.310	18.909	8	17.419	19.056	48
2007	21.064	19.074	1*	18.856	19.131	1*	18.909	19.194	7	19.056	19.373	35
2008	19.074	10.145	1*	19.131	10.180	1*	19.194	10.219	4	19.373	10.330	26
2009	10.145	14.595	1*	10.180	14.654	1*	10.219	14.717	1*	10.330	14.899	16
2010	14.595	18.080	1*	14.654	18.161	1*	14.717	18.249	1*	14.899	18.502	11
2011	18.080	16.595	1*	N/A	N/A	N/A	18.249	16.767	1*	18.502	17.025	8
2012	16.595	18.821	1*	N/A	N/A	N/A	16.767	19.034	1*	17.025	19.356	7
2013	18.821	25.321	1*	N/A	N/A	N/A	19.034	25.635	1*	19.356	26.107	7
2014	25.321	28.297	1*	N/A	N/A	N/A	25.635	28.676	1*	26.107	29.248	6
PIMCO VIT CommodityRealReturn Strategy
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.877	12.503	4
2010	N/A	N/A	N/A	12.487	15.239	4	12.491	15.251	6	12.503	15.288	8
2011	N/A	N/A	N/A	15.239	13.837	2	15.251	13.856	2	15.288	13.910	6
2012	N/A	N/A	N/A	13.837	14.287	2	13.856	14.313	2	13.910	14.391	1*
2013	N/A	N/A	N/A	14.287	11.967	1*	N/A	N/A	N/A	14.391	12.079	1*
2014	N/A	N/A	N/A	11.967	9.565	1*	N/A	N/A	N/A	12.079	9.673	1*
Putnam VT Global Health Care
2005	N/A	N/A	N/A	10.113	11.243	1*	10.128	11.266	6	10.176	11.337	24
2006	N/A	N/A	N/A	11.243	11.351	1*	11.266	11.380	6	11.337	11.468	19
2007	N/A	N/A	N/A	11.351	11.082	1*	11.380	11.115	6	11.468	11.219	7
2008	N/A	N/A	N/A	11.082	9.026	1*	11.115	9.058	3	11.219	9.155	8
2009	N/A	N/A	N/A	9.026	11.170	1*	9.058	11.215	1*	9.155	11.353	7
2010	N/A	N/A	N/A	11.170	11.241	1*	11.215	11.292	1*	11.353	11.448	3
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.292	10.965	1*	11.448	11.134	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.965	13.175	1*	11.134	13.397	1*
2013	N/A	N/A	N/A	16.803	18.230	1*	13.175	18.340	1*	13.397	18.678	1*
2014	N/A	N/A	N/A	18.230	22.855	1*	18.340	23.004	1*	18.678	23.463	5
A-17

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Putnam VT Growth & Income
2005	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.872	12.294	1*
2006	N/A	N/A	N/A	N/A	N/A	N/A	13.676	13.917	2	12.294	14.024	1*
2007	N/A	N/A	N/A	N/A	N/A	N/A	13.917	12.850	2	14.024	12.968	1*
2008	N/A	N/A	N/A	N/A	N/A	N/A	12.850	7.740	2	12.968	7.823	1*
2009	N/A	N/A	N/A	N/A	N/A	N/A	7.740	9.874	2	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	9.874	11.097	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	11.097	10.399	2	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.399	12.174	2	11.544	12.378	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	12.174	16.231	6	12.378	16.528	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	16.231	17.661	4	N/A	N/A	N/A
Templeton Global Bond VIP
2005	N/A	N/A	N/A	N/A	N/A	N/A	9.978	9.867	3	9.811	9.876	3
2006	N/A	N/A	N/A	N/A	N/A	N/A	9.867	10.934	10	9.876	10.960	15
2007	N/A	N/A	N/A	N/A	N/A	N/A	10.934	11.927	12	10.960	11.973	81
2008	N/A	N/A	N/A	12.165	12.425	1*	11.927	12.447	24	11.973	12.514	128
2009	N/A	N/A	N/A	12.425	14.484	1*	12.447	14.517	21	12.514	14.617	118
2010	N/A	N/A	N/A	N/A	N/A	N/A	14.517	16.326	15	14.617	16.463	102
2011	N/A	N/A	N/A	N/A	N/A	N/A	16.326	15.903	12	16.463	16.061	83
2012	N/A	N/A	N/A	N/A	N/A	N/A	15.903	17.982	11	16.061	18.187	68
2013	N/A	N/A	N/A	N/A	N/A	N/A	17.982	17.958	13	18.187	18.190	50
2014	N/A	N/A	N/A	N/A	N/A	N/A	17.958	17.970	12	18.190	18.230	47
Templeton Growth VIP
2005	13.197	14.103	2	12.299	13.151	2	11.728	12.547	14	11.807	12.649	88
2006	14.103	16.864	2	13.151	15.733	2	12.547	15.018	13	12.649	15.163	84
2007	16.864	16.944	2	15.733	15.815	2	15.018	15.104	14	15.163	15.273	86
2008	16.944	9.593	2	15.815	8.959	2	15.104	8.560	13	15.273	8.669	74
2009	9.593	12.346	1*	8.959	11.536	2	8.560	11.028	11	8.669	11.185	50
2010	12.346	13.016	1*	11.536	12.168	2	11.028	11.638	9	11.185	11.821	36
2011	13.016	11.886	1*	12.168	11.117	2	11.638	10.638	9	11.821	10.822	17
2012	11.886	14.127	1*	11.117	13.219	2	10.638	12.656	12	10.822	12.894	14
2013	14.127	18.142	1*	13.219	16.984	1*	12.656	16.269	11	12.894	16.600	14
2014	18.142	17.308	1*	16.984	16.212	1*	16.269	15.537	11	16.600	15.877	12
*	The numbers of accumulation units less than 500 were rounded up to one.
(1) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA S&P 500 Index Fund Subaccount.
(2) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP BlackRock Inflation Protected Bond Fund Subaccount.
(4) Effective October 9, 2010, the Delaware VIP® Trend Series was reorganized into the Delaware VIP® Smid Cap Growth Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP® Trend Series.
(5) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA Small-Cap Index Fund Subaccount.
(6) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA International Index Fund Subaccount.
(7) Effective June 5, 2007, the Baron Capital Asset Fund, a series of Baron Capital Funds Trust, was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Baron Capital Asset Fund.
(8) Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Foundation Aggressive Allocation Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.
(9) Effective April 30, 2007, the Lincoln Growth Fund, was reorganized into the LVIP Janus Capital Appreciation Fund, a series of Lincoln Variable Insurance Products Trust.
(10) Effective June 11, 2007, the Lincoln Growth Opportunities Fund was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust.
(11) Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSgA Global Tactical Allocation Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.
(12) Effective April 30, 2007, the Lincoln Core Fund was reorganized into the LVIP SSgA S&P 500 Index Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Lincoln Core Fund.
(13) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA Moderate Structured Allocation Fund Subaccount.
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Appendix B — Guaranteed Income Benefit Percentages For Previous Rider Elections
Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for:
i4LIFE® Advantage Guaranteed Income Benefit elections between May 21, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount
Under age 40	2.00%
40 – 54	2.50%
55 – under 59½	3.00%
59½ - 64	3.50%
65 – 69	4.00%
70 – 74	4.50%
75+	5.00%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.
i4LIFE® Advantage Guaranteed Income Benefit elections prior to May 21, 2012.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount
Under age 40	2.50%
40 – 54	3.00%
55 – under 59½	3.50%
59½ - 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

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3

SAI 1

Lincoln ChoicePlusSM Bonus
Lincoln Life Variable Annuity Account N  (Registrant)
The Lincoln National Life Insurance Company  (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln ChoicePlusSM Bonus prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2015. You may obtain a copy of the Lincoln ChoicePlusSM Bonus prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46802, or call 1-888-868-2583.

This SAI is not a prospectus.
The date of this SAI is May 1, 2015.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.
Services
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) our financial statements of the Lincoln Life Variable Annuity Account N as of December 31, 2014 and for the year then ended and the statement of changes in net assets for each of the years in the two year period ended December 31, 2014; and b) our consolidated financial statements of The Lincoln National Life Insurance Company as of December 31, 2014 and 2013 and for each of the three years in the period ended December 31, 2014, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.
Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.
Principal Underwriter
Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of Lincoln Life, serves as principal underwriter (the “Principal Underwriter”) for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives, who are associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively, “LFN”), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers (“Selling Firms”) for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $437,205,763, $619,961,766 and $606,129,776 to LFN and Selling Firms in 2012, 2013 and 2014 respectively, as sales compensation with respect to all the contracts offered under the VAA. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.
Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.
Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
The offering of the contracts is continuous.
Interest Adjustment Example
Note: This example is intended to show how the Interest Adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the Interest Adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The Interest Adjustment may be referred to as a Market Value Adjustment in your contract.
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SAMPLE CALCULATIONS FOR MALE 35 ISSUE
CASH SURRENDER VALUES
Single Premium	$50,000
Premium taxes	None
Withdrawals	None
Guaranteed Period	5 years
Guaranteed Interest Rate	3.50%
Annuity Date	Age 70
Index Rate A	3.50%
Index Rate B	4.00% End of contract year 1 3.50% End of contract year 2 3.00% End of contract year 3 2.00% End of contract year 4
Percentage adjustment to B	0.50%

Interest Adjustment Formula	(1 + Index A)[n]	-1
n = Remaining Guaranteed Period	(1 + Index B + % Adjustment)[n]
SURRENDER VALUE CALCULATION
Contract Year	(1) Annuity Value	(2) 1 + Interest Adjustment Formula	(3) Adjusted Annuity Value	(4) Minimum Value	(5) Greater of (3) & (4)	(6) Surrender Charge	(7) Surrender Value
1	$51,710	0.962268	$49,759	$50,710	$50,710	$4,250	$46,460
2	$53,480	0.985646	$52,712	$51,431	$52,712	$4,250	$48,462
3	$55,312	1.000000	$55,312	$52,162	$55,312	$4,000	$51,312
4	$57,208	1.009756	$57,766	$52,905	$57,766	$3,500	$54,266
5	$59,170	N/A	$59,170	$53,658	$59,170	$3,000	$56,170
ANNUITY VALUE CALCULATION
Contract Year	BOY* Annuity Value		Guaranteed Interest Rate		Annual Account Fee		EOY** Annuity Value
1	$50,000	x	1.035	-	$40	=	$51,710
2	$51,710	x	1.035	-	$40	=	$53,480
3	$53,480	x	1.035	-	$40	=	$55,312
4	$55,312	x	1.035	-	$40	=	$57,208
5	$57,208	x	1.035	-	$40	=	$59,170
SURRENDER CHARGE CALCULATION
Contract Year	Surrender Charge Factor		Deposit		Surrender Charge
1	8.5%	x	$50,000	=	$4,250
2	8.5%	x	$50,000	=	$4,250
3	8.0%	x	$50,000	=	$4,000
4	7.0%	x	$50,000	=	$3,500
5	6.0%	x	$50,000	=	$3,000
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1 + INTEREST ADJUSTMENT FORMULA CALCULATION
Contract Year	Index A	Index B	Adj Index B	N	Result
1	3.50%	4.00%	4.50%	4	0.962268
2	3.50%	3.50%	4.00%	3	0.985646
3	3.50%	3.00%	3.50%	2	1.000000
4	3.50%	2.00%	2.50%	1	1.009756
5	3.50%	N/A	N/A	N/A	N/A
MINIMUM VALUE CALCULATION
Contract Year			Minimum Guaranteed Interest Rate		Annual Account Fee		Minimum Value
1	$50,000	x	1.015	-	$40	=	$50,710
2	$50,710	x	1.015	-	$40	=	$51,431
3	$51,431	x	1.015	-	$40	=	$52,162
4	$52,162	x	1.015	-	$40	=	$52,905
5	$52,905	x	1.015	-	$40	=	$53,658

*	BOY = beginning of year

**	EOY = end of year
Annuity Payouts
Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
•	the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax (and less any surrender charges on purchase payments in the contract for less than 12 months if bonus credits applied to the purchase payments);
•	the annuity tables contained in the contract;
•	the type of annuity option selected; and
•	the investment results of the fund(s) selected.
In order to determine the amount of variable Annuity Payouts, we make the following calculation:
•	first, we determine the dollar amount of the first payout;
•	second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
•	third, we calculate the value of the Annuity Units each period thereafter.
These steps are explained below.
The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table “a” Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 4.00% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the
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value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner’s fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.
The value of each Subaccount’s Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
•	The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
•	A factor to neutralize the assumed investment return in the annuity table.
The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the access period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return (AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.
Annuitant	Male, Age 65
Secondary Life	Female, Age 63
Purchase Payment	$200,000.00
Regular Income Payment Frequency	Annual
AIR	4.0%
Hypothetical Investment Return	4.0%

	20-year Access Period	30-Year Access Period
Regular Income Payment	$10,600.94	$10,004.94
A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,540.85 with the 20-year access period and $9,004.45 with the 30-year access period.
At the end of the 20-year access period, the remaining Account Value of $109,921.94 (assuming no withdrawals) will be used to continue the $10,600.94 Regular Income Payment during the lifetime income period for the lives of the Annuitant and Secondary Life. At the end of the 30-year access period, the remaining Account Value of $65,108.01 (assuming no withdrawals) will be used to continue the $10,004.94 Regular Income Payment during the lifetime income period for the lives of the Annuitant and Secondary Life. (Note: the Regular Income Payments during the lifetime income period will vary with the investment performance of the underlying funds).
Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors — the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as
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issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best, Fitch, and Standard & Poor’s. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.
About the S&P 500 Index
The S&P 500 Index (hereinafter “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates (hereinafter “Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the funds. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the funds into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
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Unclaimed Property
We have entered into a Global Resolution Agreement with a third party auditor representing multiple states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor has compared expanded matching criteria to the Social Security Master Death File (“SSMDF”) to identify deceased insureds and policy or contract holders where a valid claim has not been made. We have also entered into a Regulatory Settlement Agreement with multiple states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws and considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in: (1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and (3) changes in our practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.
Additional Services
Dollar Cost Averaging (DCA)—You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or market value Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS)—AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.
Cross Reinvestment Program/Earnings Sweep Program — Under this option, Account Value in a designated variable Subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable Subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the Annuity Commencement Date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.
The minimum holding Account Value required to establish cross reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.
Beginning May 1, 2010, the cross reinvestment service is no longer available unless the Contractowner was enrolled in this service prior to this date. Contractowners who are currently enrolled in this service will not be impacted by this change.
Portfolio Rebalancing — Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value, allocated to each variable Subaccount. This pre-determined level will be the allocation initially
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selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.
SecureLine® Account – SecureLine® is an interest bearing draft account established from the proceeds payable on a contract administered by us that helps you manage your surrender or death benefit proceeds. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may use the checkbook we previously provided and write checks against the account until the funds are depleted. The SecureLine® account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine® account.
Interest credited in the SecureLine® account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine® account. The balance in your SecureLine® account began earning interest the day your account was opened and will continue to earn interest until all funds are withdrawn. Interest is compounded daily and credited to your account on the last day of each month. The interest rate will be updated monthly and we may increase or decrease the rate at our discretion. The interest rate credited to your SecureLine® account may be more or less than the rate earned on funds held in our general account. The interest rate offered with a SecureLine® account is not necessarily that credited to the fixed account. There are no monthly fees. You may be charged a fee if you stop a payment or if you present a check for payment without sufficient funds.
Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of policyholders under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial Statements
The December 31, 2014 financial statements of the VAA and the December 31, 2014 consolidated financial statements of Lincoln Life appear on the following pages.
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Prospectus 2

Lincoln ChoicePlusSM II Bonus
Individual Variable Annuity Contracts
Lincoln Life Variable Annuity Account N
May 1, 2015
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
www.LincolnFinancial.com
1-888-868-2583
This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life or Company). This contract can be purchased primarily as either a nonqualified annuity or qualified retirement annuity under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. You will receive tax deferral for an IRA whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for acquiring a qualified contract. The contract is designed to accumulate Contract Value and to provide retirement income over a certain period of time, or for life, subject to certain conditions.
The benefits offered under this contract may be a variable or fixed amount, if available, or a combination of both. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant. Certain benefits described in this prospectus are no longer available.
The state in which your contract is issued will govern whether or not certain features, riders, restrictions, limitations, charges and fees will apply to your contract. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please check with your registered representative regarding their availability.
The minimum initial Purchase Payment for the contract is $10,000. Additional Purchase Payments, subject to certain restrictions, may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.
Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If your Purchase Payments, Bonus Credits and Persistency Credits are in the fixed account, we promise to pay you your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. Also, an Interest Adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a Guaranteed Period.
We offer variable annuity contracts that have lower fees. Expenses for contracts offering a Bonus or Persistency Credit may be higher. Because of this, the amount of the Bonus or Persistency Credits may, over time, be offset by additional fees and charges. You should carefully consider whether or not this contract is the best product for you.
All Purchase Payments, Bonus Credits and Persistency Credits for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract’s variable options. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.
The available funds are listed below:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund*
Invesco V.I. Core Equity Fund*
Invesco V.I. International Growth Fund

AllianceBernstein Variable Products Series Fund:
AB VPS Global Thematic Growth Portfolio
(formerly AllianceBernstein VPS Global Thematic Growth Portfolio)
AB VPS Large Cap Growth Portfolio*
(formerly AllianceBernstein VPS Large Cap Growth Portfolio)
AB VPS Small/Mid Cap Value Portfolio
(formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio)
American Funds Insurance Series®:
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund
Delaware VIP® Trust:
Delaware VIP® Diversified Income Series
Delaware VIP® Emerging Markets Series
Delaware VIP® High Yield Series
Delaware VIP® Limited-Term Diversified Income Series
Delaware VIP® REIT Series
Delaware VIP® Small Cap Value Series
Delaware VIP® Smid Cap Growth Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Deutsche Investments VIT Funds:
Deutsche Equity 500 Index VIP Portfolio
Deutsche Small Cap Index VIP Portfolio
Deutsche Variable Series II:
Deutsche Alternative Asset Allocation VIP Portfolio
Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Mid Cap Portfolio
Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
Janus Aspen Series:
Janus Aspen Balanced Portfolio*
Janus Aspen Enterprise Portfolio*
Janus Aspen Global Research Portfolio*
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Global Allocation Portfolio*
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Mid Cap Core Portfolio
Lincoln Variable Insurance Products Trust:
LVIP American Century VP Mid Cap Value Managed Volatility Fund
(formerly LVIP American Century VP Mid Cap Value RPM Fund)
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Emerging Markets Managed Volatility Fund
(formerly LVIP BlackRock Emerging Markets RPM Fund)
LVIP BlackRock Equity Dividend Managed Volatility Fund
(formerly LVIP BlackRock Equity Dividend RPM Fund)
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund
(formerly LVIP BlackRock Global Allocation V.I. RPM Fund)
LVIP BlackRock Inflation Protected Bond Fund
LVIP BlackRock U.S. Opportunities Managed Volatility Fund*
LVIP Clarion Global Real Estate Fund
LVIP ClearBridge Large Cap Managed Volatility Fund*
LVIP ClearBridge Variable Appreciation Managed Volatility Fund
(formerly LVIP ClearBridge Variable Appreciation RPM Fund)
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Foundation® Aggressive Allocation Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Dimensional International Core Equity Fund*
LVIP Dimensional International Core Equity Managed Volatility Fund
(formerly LVIP Dimensional Non-U.S. Equity RPM Fund)
LVIP Dimensional U.S. Core Equity 1 Fund
(formerly LVIP Delaware Growth and Income Fund)
LVIP Dimensional U.S. Core Equity 2 Fund*
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund
(formerly LVIP Dimensional U.S. Equity RPM Fund)
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Franklin Mutual Shares VIP Managed Volatility Fund
(formerly LVIP Franklin Mutual Shares VIP RPM Fund)
LVIP Global Conservative Allocation Managed Risk Fund
(formerly LVIP Managed Risk Profile Conservative Fund)
LVIP Global Growth Allocation Managed Risk Fund
(formerly LVIP Managed Risk Profile Growth Fund)
LVIP Global Income Fund
LVIP Global Moderate Allocation Managed Risk Fund
(formerly LVIP Managed Risk Profile Moderate Fund)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund
(formerly LVIP Invesco Diversified Equity-Income RPM Fund)
LVIP Invesco V.I. Comstock Managed Volatility Fund
(formerly LVIP Invesco V.I. Comstock RPM Fund)
LVIP Ivy Mid Cap Growth Managed Volatility Fund
(formerly LVIP Columbia Small-Mid Cap Growth RPM Fund)
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Mid Cap Value Managed Volatility Fund
(formerly LVIP JPMorgan Mid Cap Value RPM Fund)
LVIP Managed Risk Profile 2010 Fund
LVIP Managed Risk Profile 2020 Fund
LVIP Managed Risk Profile 2030 Fund
LVIP Managed Risk Profile 2040 Fund
LVIP MFS International Growth Fund
LVIP MFS International Growth Managed Volatility Fund
(formerly LVIP MFS International Growth RPM Fund)
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP Money Market Fund

LVIP Multi-Manager Global Equity Managed Volatility Fund
(formerly LVIP Multi-Manager Global Equity RPM Fund)
LVIP PIMCO Low Duration Bond Fund
LVIP SSgA Bond Index Fund
LVIP SSgA Conservative Index Allocation Fund
LVIP SSgA Conservative Structured Allocation Fund
LVIP SSgA Developed International 150 Fund
LVIP SSgA Emerging Markets 100 Fund
LVIP SSgA Global Tactical Allocation Managed Volatility Fund
(formerly LVIP SSgA Global Tactical Allocation RPM Fund)
LVIP SSgA International Index Fund
LVIP SSgA International Managed Volatility Fund
(formerly LVIP SSgA International RPM Fund)
LVIP SSgA Large Cap 100 Fund
LVIP SSgA Large Cap Managed Volatility Fund
(formerly LVIP SSgA Large Cap RPM Fund)
LVIP SSgA Moderate Index Allocation Fund
LVIP SSgA Moderate Structured Allocation Fund
LVIP SSgA Moderately Aggressive Index Allocation Fund
LVIP SSgA Moderately Aggressive Structured Allocation Fund
LVIP SSgA S&P 500 Index Fund**
LVIP SSgA Small-Cap Index Fund
LVIP SSgA Small-Cap Managed Volatility Fund
(formerly LVIP SSgA Small-Cap RPM Fund)
LVIP SSgA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP Templeton Growth Managed Volatility Fund
(formerly LVIP Templeton Growth RPM Fund)
LVIP U.S. Growth Allocation Managed Risk Fund*
LVIP UBS Large Cap Growth Managed Volatility Fund
(formerly LVIP UBS Large Cap Growth RPM Fund)
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP VIP Contrafund® Managed Volatility Portfolio
(formerly LVIP VIP Contrafund® RPM Portfolio)
LVIP VIP Mid Cap Managed Volatility Portfolio
(formerly LVIP VIP Mid Cap RPM Portfolio)
LVIP Wellington Capital Growth Fund
(formerly LVIP Capital Growth Fund)
LVIP Wellington Mid-Cap Value Fund
(formerly LVIP Mid-Cap Value Fund)
MFS® Variable Insurance Trust:
MFS® VIT Growth Series
MFS® VIT Utilities Series
MFS® Variable Insurance Trust II:
MFS® VIT II Core Equity Portfolio*
(formerly MFS® VIT Core Equity Series)
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio
PIMCO Variable Insurance Trust:
PIMCO VIT CommodityRealReturn® Strategy Portfolio
Putnam Variable Trust:
Putnam VT Global Health Care Fund*
Putnam VT Growth & Income Fund*
* Not all funds are available in all contracts. Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.
** The Index this portfolio is managed to (the “Index”) is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (“Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by Licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. Licensee’s product(s) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors and none of SPDJI, Dow Jones, S&P nor their respective affiliates or third party licensors make any representation regarding the advisability of investing in such product(s).
This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.
Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.

Special Terms
In this prospectus, the following terms have the indicated meanings:
5% Enhancement—A feature under Lincoln Lifetime IncomeSM Advantage in which the Guaranteed Amount minus Purchase Payments and corresponding Bonus Credits received in the preceding Benefit Year, will be increased by 5%, subject to certain conditions.
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account or Variable Annuity Account (VAA)—The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective (or initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments and withdrawals.
Accumulation Unit—A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE® Advantage Account Value during the Access Period.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Annuity Commencement Date—The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE® Advantage).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE® Advantage has been elected). Payments may be variable or fixed, or a combination of both.
Annuity Unit—A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date. See Annuity Payouts.
Automatic Annual Step-up—Under Lincoln Lifetime IncomeSM Advantage the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary, subject to certain conditions.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Benefit Year—Under Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage, the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Under Lincoln SmartSecurity® Advantage, if the Contractowner elects a step-up, the Benefit Year will begin on the effective date of the step-up and each anniversary of the step-up after that.
Bonus Credit—The additional amount credited to the contract for each Purchase Payment.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a contract plus the value of the fixed side of the contract, if any.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Earnings—The excess of Contract Value over the sum of Bonus Credits, Persistency Credits and Purchase Payments which have not yet been withdrawn from the contract.
Enhancement Period—Under Lincoln Lifetime IncomeSM Advantage the 10-year period during which the 5% Enhancement is in effect. A new Enhancement Period will begin each time an Automatic Annual Step-up to the Contract Value occurs.
Excess Withdrawals—Amounts withdrawn during a Benefit Year, as specified for each Living Benefit Rider, which decrease or eliminate the guarantees under the rider.
Good Order—The actual receipt at our Home Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to effect the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
Guaranteed Amount—The value used to calculate your withdrawal benefit under Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity® Advantage.
Guaranteed Amount Annuity Payout Option—A fixed Annuity Payout option available under Lincoln SmartSecurity® Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Guaranteed Period—The period during which Contract Value in a fixed account will be credited a guaranteed interest rate.
Income Base—Under 4LATER® Advantage, the Income Base will be used to calculate the minimum payouts available under your contract at a later date. The amount of the Income Base varies based on when you elect the rider, and is adjusted as set forth in this prospectus.
Interest Adjustment—An upward or downward adjustment on the amount of Contract Value in the fixed account upon a transfer, withdrawal or surrender of Contract Value from the fixed account due to fluctuations in interest rates.
Investment Requirements—Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit Riders.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you (and Secondary Life, if applicable) for the rest of your life. During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln Life (we, us, our, Company)—The Lincoln National Life Insurance Company.
Living Benefit Rider—A general reference to optional riders that provide some type of a minimum guarantee while you are alive. These riders that are currently available are: i4LIFE® Advantage (without the Guaranteed Income Benefit). If you own a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements. On or after October 13, 2009, the only available Living Benefit Rider that you may elect is i4LIFE® Advantage with or without the Guaranteed Income Benefit.
Maximum Annual Withdrawal—The guaranteed periodic withdrawal available under Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage.
Maximum Annual Withdrawal Amount Annuity Payout Option — A fixed Annuity Payout option available under Lincoln Life-
time IncomeSM Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Nursing Home Enhancement—A feature that will increase the Maximum Annual Withdrawal amount under Lincoln Lifetime IncomeSM Advantage upon admittance to an approved nursing care facility, subject to certain conditions.
Periodic Income Commencement Date—The Valuation Date on which the amount of i4LIFE® Advantage Regular Income Payments are determined.
Persistency Credit—The additional amount credited to the contract after the fourteenth contract anniversary.
Purchase Payments—Amounts paid into the contract other than Bonus Credits and Persistency Credits.
Regular Income Payments—The variable, periodic income payments paid under i4LIFE® Advantage.
Secondary Life—Under i4LIFE® Advantage, the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Selling Group Individuals—A Contractowner who meets one of the following criteria at the time of the contract purchase and who purchases the contract without the assistance of a sales representative under contract with us:
•	Employees and registered representatives of any member of the selling group (broker-dealers who have selling agreements with us) and their spouses and minor children
•	Officers, directors, trustees or bona-fide full-time employees and their spouses and minor children, of Lincoln Financial Group or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies.
•	Effective June 15, 2005, the version of this product offered to Selling Group Individuals is no longer available for new sales.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.
Valuation Date—Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation Period—The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation Date) and ending at the close of such trading on the next Valuation Date.

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or (if available) the fixed account. State premium taxes may also be deducted. The premium tax rates range from zero to 5%.
CONTRACTOWNER TRANSACTION EXPENSES
Accumulation Phase:
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	8.50%
We may also apply an Interest Adjustment to amounts being withdrawn, surrendered or transferred from a Guaranteed Period account (except for dollar cost averaging, cross-reinvestment, withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity® Advantage and Regular Income Payments under i4LIFE® Advantage). See Fixed Side of the Contract.

[1]	The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and Other Deductions – Surrender Charge.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE® Advantage rider.
•	Table A reflects the expenses for a contract that has not elected i4LIFE® Advantage (Base contract).
•	Table B reflects the expenses for a contract that has elected i4LIFE® Advantage.
•	Table C reflects the expenses for a contract that has elected i4LIFE® Advantage and previously purchased 4LATER® Advantage.

TABLE A
Annual Account Fee:[1]	$35

Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):[2]
Guarantee of Principal Death Benefit
Mortality and Expense Risk Charge	1.35%
Administrative Charge	0.15%
Total Separate Account Expenses	1.50%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Mortality and Expense Risk Charge	1.45%
Administrative Charge	0.15%
Total Separate Account Expenses	1.60%
5% Step-up Death Benefit
Mortality and Expense Risk Charge	1.60%
Administrative Charge	0.15%
Total Separate Account Expenses	1.75%
Estate Enhancement Benefit Rider (EEB) without 5% Step-up
Mortality and Expense Risk Charge	1.65%
Administrative Charge	0.15%
Total Separate Account Expenses	1.80%
Estate Enhancement Benefit Rider (EEB) in Combination with 5% Step-up
Mortality and Expense Risk Charge	1.70%
Administrative Charge	0.15%
Total Separate Account Expenses	1.85%

Optional Living Benefit Rider Charges:[3]	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage:[4]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.90%	0.90%
Additional Charge for Lincoln Lifetime IncomeSM Advantage Plus	0.15%	0.15%
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option:[5]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.85%	1.00%
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option:[5]
Guaranteed Maximum Charge	0.95%	N/A
Current Charge	0.85%	N/A
4LATER® Advantage:[6]
Guaranteed Maximum Charge	1.50%	N/A
Current Charge	0.65%	N/A
[1]	The account fee will be waived if your Contract Value is $100,000 or more at the end of any particular Contract Year. This account fee may be less in some states and will be waived after the fifteenth Contract Year. The account fee will also be deducted upon full surrender of the contract if the Contract Value is less than $100,000.
[2]	The mortality and expense risk charge and administrative charge together are 1.40% on and after the Annuity Commencement Date.
[3]	You may not have more than one Living Benefit Rider on your contract.
[4]	As an annualized percentage of the Guaranteed Amount (initial Purchase Payment and any Bonus Credit or Contract Value at the time of election) as increased for subsequent Purchase Payments, any Bonus Credits, Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln Lifetime IncomeSM Advantage riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative purchase payments received after the first Benefit Year anniversary equal or exceed $100,000. See Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage Charge for further information. This rider is no longer available for purchase.
[5]	As an annualized percentage of the Guaranteed Amount (initial Purchase Payment and any Bonus Credits or Contract Value at the time of election), as increased for subsequent Purchase Payments, any Bonus Credits and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option riders the current annual percentage charge will increase to 0.85% (single life option) and 1.00% (joint life option) upon the next election of a step-up of the Guaranteed Amount. For Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option riders the current annual percentage charge will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount. See Charges and Other Deductions – Lincoln SmartSecurity® Advantage Charge for further information. This rider is no longer available for purchase.
[6]	As an annualized percentage of the Income Base (initial Purchase Payment and any Bonus Credit or Contract Value at the time of election), as increased for subsequent Purchase Payments, any Bonus Credits, automatic 15% Enhancements, and Resets and decreased for withdrawals. This charge is deducted from the Subaccounts on a quarterly basis. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base. See Charges and Other Deductions – 4LATER® Advantage Charge for further information. This rider is no longer available for purchase.

TABLE B
Annual Account Fee:[1]	$35

i4LIFE® Advantage without a Guaranteed Income Benefit rider:[2]
Account Value Death Benefit	1.85%
Guarantee of Principal Death Benefit	1.90%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.05%

i4LIFE® Advantage Guaranteed Income Benefit (version 4):[3]	Single Life	Joint Life
Account Value Death Benefit
Guaranteed Maximum Charge	3.85%	3.85%
Current Charge	2.50%	2.70%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.90%	3.90%

Current Charge	2.55%	2.75%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	4.05%	4.05%
Current Charge	2.70%	2.90%

i4LIFE® Advantage Guaranteed Income Benefit (versions 1, 2 and 3):[4]	Single/Joint Life
Account Value Death Benefit
Guaranteed Maximum Charge	3.35%
Current Charge	2.35%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.40%
Current Charge	2.40%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.55%
Current Charge	2.55%
[1]	The account fee will be waived if your Contract Value is $100,000 or more at the end of any particular Contract Year. This account fee may be less in some states and will be waived after the fifteenth Contract Year. The account fee will also be deducted upon full surrender of the contract if the Contract Value is less than $100,000.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. See Charges and Other Deductions – i4LIFE® Advantage Rider Charge for further information. These charges continue during the Access Period. The i4LIFE® Advantage charge is reduced to 1.65% during the Lifetime Income Period.
[3]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit (version 4) is 0.65% of Account Value for the single life option and 0.85% of Account Value for the joint life option with a guaranteed maximum charge of 2.00%. These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE® Advantage charge of 1.65%. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit (version 4) Charge for further information. i4LIFE® Advantage with Guaranteed Income Benefit is only available within contracts purchased prior to October 13, 2009.
[4]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit is 0.50% of Account Value with a guaranteed maximum charge of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE® Advantage charge of 1.65%. The percentage charge may change to the current charge in effect at the time you elect an additional step-up period, not to exceed the guaranteed maximum charge percentage. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for further information. i4LIFE® Advantage with Guaranteed Income Benefit is only available within contracts purchased prior to October 13, 2009.

TABLE C
Annual Account Fee:[1]	$35

i4LIFE® Advantage with 4LATER® Advantage Guaranteed Income Benefit for purchasers who previously purchased 4LATER® Advantage:[2]
Account Value Death Benefit
Guaranteed Maximum Charge	3.35%
Current Charge	2.50%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.40%
Current Charge	2.55%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.55%
Current Charge	2.70%
[1]	The account fee will be waived if your Contract Value is $100,000 or more at the end of any particular Contract Year. This account fee may be less in some states and will be waived after the fifteenth Contract Year. The account fee will also be deducted upon full surrender of the contract if the Contract Value is less than $100,000.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit is 0.65% of the Account Value with a guaranteed maximum charge of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE® Advantage charge of 1.65%. The percentage charge will change to the current charge in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge percentage. i4LIFE® Advantage with 4LATER® Advantage Guaranteed Income Benefit is only available within contracts purchased prior to October 13, 2009. See Charges and Other Deductions – 4LATER® Advantage Guaranteed Income Benefit Charge for further information.

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2014. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.34%	2.75%
Net Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.33%	1.88%
*	Several of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2016.
EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.
The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the i4LIFE® Advantage with the EGMDB Death Benefit and Guaranteed Income Benefit (version 4) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,525	$2,788	$3,854	$6,224
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$675	$1,988	$3,254	$6,224
The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB with 5% Step-ups Death Benefit and Lincoln Lifetime IncomeSM Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,464	$2,648	$3,691	$6,238
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$614	$1,848	$3,091	$6,238
For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect Bonus Credits or Persistency Credits. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See The Contracts – Living Benefit Riders – i4LIFE® Advantage, Guaranteed Income Benefit with i4LIFE® Advantage, and The Contracts – Discontinued Living Benefit Riders – 4LATER® Guaranteed Income Benefit, and Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“redemption fees”). As of the date of this prospectus, none have done so. See The Contracts – Market Timing for a discussion of redemption fees.

For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.
Summary of Common Questions
What kind of contract am I buying? This contract is an individual deferred flexible premium variable annuity contract between you and Lincoln Life. You may allocate your Purchase Payments to the VAA or to the fixed account. This prospectus primarily describes the variable side of the contract. This contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. You should refer to your contract for any state-specific provisions as not all state variations are discussed in this prospectus. Please check with your registered representative regarding their availability. This contract is no longer available for purchase.
What is the Variable Annuity Account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.
What are Asset Allocation Models? Asset allocation models are designed to assist you in deciding how to allocate your Purchase Payments among the various Subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts – Asset Allocation Models.
What are Investment Requirements? If you elect a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts. Different Investment Requirements apply to different riders. Lincoln Lifetime IncomeSM Advantage Plus also has specific Investment Requirements, but is no longer available for purchase. See The Contracts – Investment Requirements.
What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments , Bonus Credits and Persistency Credits to one or more of the Subaccounts, which, in turn, invest in a corresponding underlying fund. Each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account – Description of the Funds.
Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account – Description of the Funds.
How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you receive Bonus Credits and you buy Accumulation Units. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.
What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge according to the Death Benefit you select. There is an administrative charge in addition to the mortality and expense risk charge. The charges for any riders applicable to your contract will also be deducted from your Contract Value or Account Value if i4LIFE® Advantage is elected. See Charges and Other Deductions.
If you withdraw Purchase Payments, you pay a surrender charge from 0% to 8.50% of the surrendered or withdrawn Purchase Payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and Other Deductions – Surrender Charge.
We will deduct any applicable premium tax from Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.
See Expense Tables and Charges and Other Deductions for additional fees and expenses in these contracts.
The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
The surrender, withdrawal or transfer of value from a Guaranteed Period of the fixed account may be subject to the Interest Adjustment, if applicable. See Fixed Side of the Contract.
Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE® Advantage, if elected. See The Contracts and Annuity Payouts.
For information about the compensation we pay for sales of contracts, see The Contracts – Distribution of the Contracts.
What Purchase Payments do I make, and how often? Your Purchase Payments are completely flexible, subject to minimum and maximum Purchase Payment amounts. For more information, see The Contracts – Purchase Payments.

Am I limited in the amount of Purchase Payments I can make into the contract? Yes, Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage®) for the same Contractowner, joint owner, and Annuitant. Upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract. In addition, if you have purchased a Living Benefit Rider, you may be subject to certain restrictions in terms of your ability to make additional Purchase Payments. For some riders, you may be limited in the amount of Purchase Payments you make in any Benefit Year. For other riders, you may not be able to make any additional Purchase Payments as all. For more information about these limitations, please see The Contracts – Purchase Payments section in this prospectus. Also, see Discontinued Living Benefit Riders for additional information on any restrictions that may apply to your Living Benefit Rider.
What is a Bonus Credit and a Persistency Credit? When Purchase Payments are made, we will credit an additional amount to the contract, known as a Bonus Credit. The amount of the Bonus Credit is calculated as a percentage of the Purchase Payments. The Bonus Credit percentage will vary based on the owner's cumulative Purchase Payments, as defined in this prospectus. All Bonus Credits become part of the Contract Value at the same time as the corresponding Purchase Payments. Bonus Credits are not considered to be Purchase Payments. See The Contracts – Bonus Credits.
A Persistency Credit of 0.05% of Contract Value less Purchase Payments that have been in the contract less than fourteen years will be credited on a quarterly basis after the fourteenth anniversary. See The Contracts – Persistency Credits.
We offer a variety of variable annuity contracts. Other annuity contracts that we offer have no provision for Bonus Credits but may have lower mortality and expense risk charges and/or lower surrender charges. The amount of Bonus Credit may be more than offset by higher surrender charges associated with the Bonus Credit. After the fourteenth contract anniversary, the Persistency Credits are designed to fully or partially offset these additional bonus charges. We encourage you to talk with your registered representative and determine which annuity contract is most appropriate for you.
How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios, which would decrease the amount applied to any payout option and the related payments.
What happens if I die before I annuitize? The Death Benefit may be paid upon the death of either the Contractowner or the Annuitant. Upon the death of the Contractowner, your Beneficiary will receive Death Benefit proceeds based upon the Death Benefit you select. Your Beneficiary has options as to how the Death Benefit is paid. In the alternative, the Contractowner may choose to receive a Death Benefit on the death of the Annuitant. See The Contracts – Death Benefit.
What happens if I die on or after the Annuity Commencement Date? Once you reach the Annuity Commencement Date, any applicable Death Benefit will terminate.
May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than twelve (12) per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to a Subaccount, you may only transfer up to 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. Transfers from the fixed account may be subject to an Interest Adjustment. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts – Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract and Guaranteed Periods.
What are Living Benefit Riders? Living Benefit Riders are optional riders that provide different types of minimum guarantees if you meet certain conditions. These riders offer either a minimum withdrawal benefit (Lincoln SmartSecurity® Advantage and Lincoln Lifetime IncomeSM Advantage) a minimum Annuity Payout (4LATER® Advantage and i4LIFE® Advantage with or without the Guaranteed Income Benefit). On or after October 13, 2009, the only available Living Benefit Rider you may elect is i4LIFE® Advantage with or without Guaranteed Income Benefit. If you own a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), and you will be subject to Investment Requirements. Excess Withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. These riders are discussed in detail in The Contracts - Living Benefit Riders. Any guarantees under the contract that exceed your Contract Value are subject to our financial strength and claims-paying ability.
What is i4LIFE® Advantage? i4LIFE® Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic variable lifetime income payments. A Death Benefit and the ability to make withdrawals are available during a defined period of time (Access Period). For an additional charge, you may purchase a minimum payout floor, the Guaranteed Income Benefit.

We assess a charge, imposed only during the i4LIFE® Advantage payout phase, based on the i4LIFE® Advantage Death Benefit you choose and whether or not the Guaranteed Income Benefit is in effect.
What is the Guaranteed Income Benefit? The Guaranteed Income Benefit provides a minimum payout floor for your i4LIFE® Advantage Regular Income Payments. The i4LIFE® Advantage Guaranteed Income Benefit is purchased when you elect i4LIFE® Advantage or any time during the Access Period subject to terms and conditions at that time. 4LATER® Advantage, Lincoln SmartSecurity® Advantage and Lincoln Lifetime IncomeSM Advantage have features that may be used to establish the amount of the Guaranteed Income Benefit. 4LATER® Advantage is purchased prior to the time you elect i4LIFE® Advantage and provides a guaranteed value, the Income Base, which can be used to establish the Guaranteed Income Benefit floor in the future. The i4LIFE® Advantage Guaranteed Income Benefit does not have an Income Base; the minimum floor is based on the Contract Value at the time you elect i4LIFE® Advantage with the Guaranteed Income Benefit. You may use your Guaranteed Amount from Lincoln SmartSecurity® Advantage or Lincoln Lifetime IncomeSM Advantage to establish the Guaranteed Income Benefit at the time you terminate that rider to purchase i4LIFE® Advantage. By electing this benefit, you will be subject to Investment Requirements. See The Contracts – Living Benefit Riders – Guaranteed Income Benefit with i4LIFE® Advantage and The Contracts – Discontinued Living Benefit Riders – 4LATER® Advantage Guaranteed Income Benefit, and Lincoln Lifetime IncomeSM Advantage – i4LIFE® Advantage option.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The Contracts – Surrenders and Withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and Other Deductions. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal Tax Matters.
Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home Office. In most states you assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. We will not refund any Bonus Credits credited to your Contract Value if you elect to cancel your contract; however, we will assume the risk of investment loss on the Bonus Credits. See Return Privilege.
Where may I find more information about Accumulation Unit values? Appendix A to this prospectus provides more information about Accumulation Unit values.
Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.
Note that there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to the contract fees and expenses, the yields of any Subaccount investing in a money market fund may also become extremely low and possibly negative.
The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.
The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life or Company), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to Contractowners under the contracts.
Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Living Benefit Riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. With respect to the issuance of the contracts, Lincoln Life does not file periodic financial reports with the SEC pursuant to the exemption for life insurance companies provided under Rule 12h-7 of the Securities Exchange Act of 1934.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company’s general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.
The general account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
Our Financial Condition.  Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.
In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
How to Obtain More Information.  We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the Statement of Additional Information is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.
You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the Statement of Additional Information.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
Variable Annuity Account (VAA)
On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.
Financial Statements
The December 31, 2014 financial statements of the VAA and the December 31, 2014 consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.

Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Purchase Payments. Bonus Credits are allocated to the Subaccounts at the same time and at the same percentage as the Purchase Payments being made. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
Investment Advisers
As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.
Certain Payments We Receive with Regard to the Funds
We (or our affiliates) incur expenses in promoting, marketing, and administering the contracts and the underlying funds. With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their positions within the funds; processing dividend payments; providing subaccounting services for shares held by Contractowners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisors and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.48%. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.
In addition to the payments described above, most of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.35% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.
Description of the Funds
Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We may also consider the ability of the fund to help manage volatility and our risks associated with the guarantees we provide under the contract and under optional riders, especially the Living Benefit Riders. We review each fund periodically after it is selected. We reserve the right to remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds. Funds of funds or master-feeder structures may have higher expenses than funds that invest directly in debt or equity securities. An advisor affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that

Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your contract.
Certain funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with the Living Benefit Riders. For more information on these funds and their risk management strategies, please see the Investment Requirements section of this prospectus. You should consult with your registered representative to determine which combination of investment choices and Death Benefit and/or Living Benefit Rider purchases (if any) are appropriate for you.
Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco V.I. American Franchise Fund (Series II Shares): Capital growth. This fund is not offered in contracts issued on or after May 24, 2004.
•	Invesco V.I. Core Equity Fund (Series II Shares): Long-term growth of capital. This fund is not offered in contracts issued on or after May 24, 2004.
•	Invesco V.I. International Growth Fund (Series II Shares): Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.
•	AB VPS Global Thematic Growth Portfolio (Class B): Long-term growth of capital. (formerly AllianceBernstein VPS Global Thematic Growth Portfolio)
•	AB VPS Large Cap Growth Portfolio (Class B): Long-term growth of capital.
(formerly AllianceBernstein VPS Large Cap Growth Portfolio)
This fund is not offered in contracts issued on or after June 6, 2005.
•	AB VPS Small/Mid Cap Value Portfolio (Class B): Long-term growth of capital. (formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio)
American Funds Insurance Series®, advised by Capital Research and Management Company
•	Global Growth Fund (Class 2): Long-term growth of capital.
•	Global Small Capitalization Fund (Class 2): Long-term growth of capital.
•	Growth Fund (Class 2): Capital growth.
•	Growth-Income Fund (Class 2): Long-term growth of capital and income.
•	International Fund (Class 2): Long-term growth of capital.
BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	BlackRock Global Allocation V.I. Fund (Class III): High total investment return.
Delaware VIP® Trust, advised by Delaware Management Company(1)
•	Diversified Income Series (Service Class): Maximum long-term total return consistent with reasonable risk.
•	Emerging Markets Series (Service Class): Long-term capital appreciation.
•	High Yield Series (Service Class): Total return and, as a secondary objective, high current income.
•	Limited-Term Diversified Income Series (Service Class): Maximum total return, consistent with reasonable risk.
•	REIT Series (Service Class): Maximum long-term total return, with capital appreciation as a secondary objective.
•	Small Cap Value Series (Service Class): Capital appreciation.
•	Smid Cap Growth Series (Service Class): Long-term capital appreciation.
•	U.S. Growth Series (Service Class): Long-term capital appreciation.
•	Value Series (Service Class): Long-term capital appreciation.

Deutsche Investments VIT Funds, advised by Deutsche Investment Management Americas, Inc.
•	Deutsche Equity 500 Index VIP Portfolio (Class A): To replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”), which emphasizes stocks of large US companies.
•	Deutsche Small Cap Index VIP Portfolio (Class A): To replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.
Deutsche Variable Series II, advised by Deutsche Investment Management Americas, Inc.
•	Deutsche Alternative Asset Allocation VIP Portfolio (Class B): Capital appreciation; a fund of funds.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Contrafund® Portfolio (Service Class 2): Long-term capital appreciation.
•	Growth Portfolio (Service Class 2): To achieve capital appreciation.
•	Mid Cap Portfolio (Service Class 2): Long-term growth of capital.
Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income VIP Fund and the Templeton Global Bond VIP Fund, and by Templeton Global Advisors Limited for the Templeton Growth VIP Fund, and by Franklin Mutual Advisors, LLC for the Franklin Mutual Shares VIP Fund.
•	Franklin Income VIP Fund (Class 2): To maximize income while maintaining prospects for capital appreciation.
•	Franklin Mutual Shares VIP Fund (Class 2): Capital appreciation; income is a secondary consideration.
•	Templeton Global Bond VIP Fund (Class 2): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
•	Templeton Growth VIP Fund (Class 2): Long-term capital growth.
Janus Aspen Series, advised by Janus Capital Management LLC
•	Balanced Portfolio (Service Shares): Long-term capital growth, consistent with preservation of capital and balanced by current income.
This fund is not offered in contracts issued on or after June 6, 2005.
•	Enterprise Portfolio (Service Shares): Long-term growth of capital. This fund is not offered in contracts issued on or after June 6, 2005.
•	Global Research Portfolio (Service Shares): Long-term growth of capital. This fund is not offered in contracts issued on or after May 24, 2004.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Global Allocation Portfolio (Class 2): Maximize long-term total return. This fund will be available on or about May 18, 2015. Consult your financial advisor.
Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund Advisor, LLC.
•	ClearBridge Variable Mid Cap Core Portfolio (Class II): Long-term growth of capital.
Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP American Century VP Mid Cap Value Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP American Century VP Mid Cap Value RPM Fund)
•	LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.
•	LVIP BlackRock Emerging Markets Managed Volatility Fund (Service Class): To invest primarily in securities included in a broad-based emerging markets index and to seek to approximate as closely as possible, before fees and expenses, the performance of that index while seeking to control the level of portfolio volatility.(4)
(formerly LVIP BlackRock Emerging Markets RPM Fund)
•	LVIP BlackRock Equity Dividend Managed Volatility Fund (Service Class): Reasonable income by investing primarily in income-producing equity securities.(4)
(formerly LVIP BlackRock Equity Dividend RPM Fund)
•	LVIP BlackRock Global Allocation V.I. Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP BlackRock Global Allocation V.I. RPM Fund)

•	LVIP BlackRock Inflation Protected Bond Fund (Service Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
•	LVIP BlackRock U.S. Opportunities Managed Volatility Fund (Service Class): Long-term capital appreciation.(4) This fund will be available on or about May 18, 2015. Consult your financial advisor.
•	LVIP Clarion Global Real Estate Fund (Service Class): Total return through a combination of current income and long-term capital appreciation.
•	LVIP ClearBridge Large Cap Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.(4)
This fund will be available on or about May 18, 2015. Consult your financial advisor.
•	LVIP ClearBridge Variable Appreciation Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP ClearBridge Variable Appreciation RPM Fund)
•	LVIP Delaware Bond Fund (Standard Class)(1): Maximum current income (yield) consistent with a prudent investment strategy.
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)(1): Total return.
•	LVIP Delaware Foundation® Aggressive Allocation Fund (Standard Class)(1): Long-term capital growth.
•	LVIP Delaware Social Awareness Fund (Standard Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware Special Opportunities Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Dimensional International Core Equity Fund (Service Class): Long-term capital appreciation. This fund will be available on or about May 18, 2015. Consult your financial advisor.
•	LVIP Dimensional International Core Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.(4) (formerly LVIP Dimensional Non-U.S. Equity RPM Fund)
•	LVIP Dimensional U.S. Core Equity 1 Fund (Service Class): Long-term capital appreciation. (formerly LVIP Delaware Growth and Income Fund)
•	LVIP Dimensional U.S. Core Equity 2 Fund (Service Class): Long-term capital appreciation. This fund will be available on or about May 18, 2015. Consult your financial advisor.
•	LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.(4) (formerly LVIP Dimensional U.S. Equity RPM Fund)
•	LVIP Dimensional/Vanguard Total Bond Fund (Service Class): Total return consistent with the preservation of capital; a fund of funds.
•	LVIP Franklin Mutual Shares VIP Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP Franklin Mutual Shares VIP RPM Fund)
•	LVIP Global Conservative Allocation Managed Risk Fund (Service Class): A high level of current income with some consideration given to growth of capital; a fund of funds.(3)
(formerly LVIP Managed Risk Profile Conservative Fund)
•	LVIP Global Growth Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.(3)
(formerly LVIP Managed Risk Profile Growth Fund)
•	LVIP Global Income Fund (Service Class): Current income consistent with preservation of capital.
•	LVIP Global Moderate Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.(3)
(formerly LVIP Managed Risk Profile Moderate Fund)
•	LVIP Invesco Diversified Equity-Income Managed Volatility Fund (Service Class): Capital appreciation and current income; a fund of funds.(4) (formerly LVIP Invesco Diversified Equity-Income RPM Fund)
•	LVIP Invesco V.I. Comstock Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP Invesco V.I. Comstock RPM Fund)
•	LVIP Ivy Mid Cap Growth Managed Volatility Fund (Service Class): Capital appreciation.(4) (formerly LVIP Columbia Small-Mid Cap Growth RPM Fund)
•	LVIP JPMorgan High Yield Fund (Service Class): A high level of current income; capital appreciation is the secondary objective.

•	LVIP JPMorgan Mid Cap Value Managed Volatility Fund (Service Class): Long-term capital appreciation.(4) (formerly LVIP JPMorgan Mid Cap Value RPM Fund)
•	LVIP Managed Risk Profile 2010 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.(3)
•	LVIP Managed Risk Profile 2020 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.(3)
•	LVIP Managed Risk Profile 2030 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.(3)
•	LVIP Managed Risk Profile 2040 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.(3)
•	LVIP MFS International Growth Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS International Growth Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP MFS International Growth RPM Fund)
•	LVIP MFS Value Fund (Service Class): Capital appreciation.
•	LVIP Mondrian International Value Fund (Standard Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
•	LVIP Money Market Fund (Standard Class): To maximize current income while maintaining a stable value of your shares (providing stability of net asset value) and preserving the value of your initial investment (preservation of capital).
•	LVIP Multi-Manager Global Equity Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.(4) (formerly LVIP Multi-Manager Global Equity RPM Fund)
•	LVIP PIMCO Low Duration Bond Fund (Service Class): To seek a high level of current income consistent with preservation of capital.
•	LVIP SSgA Bond Index Fund (Service Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
•	LVIP SSgA Conservative Index Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSgA Conservative Structured Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSgA Developed International 150 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSgA Emerging Markets 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSgA Global Tactical Allocation Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.(4) (formerly LVIP SSgA Global Tactical Allocation RPM Fund)
•	LVIP SSgA International Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
•	LVIP SSgA International Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP SSgA International RPM Fund)
•	LVIP SSgA Large Cap 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSgA Large Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP SSgA Large Cap RPM Fund)
•	LVIP SSgA Moderate Index Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSgA Moderate Structured Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP SSgA Moderately Aggressive Index Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSgA S&P 500 Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.(2)
•	LVIP SSgA Small-Cap Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.

•	LVIP SSgA Small-Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP SSgA Small-Cap RPM Fund)
•	LVIP SSgA Small-Mid Cap 200 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term capital growth.
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Standard Class): To maximize capital appreciation.
•	LVIP Templeton Growth Managed Volatility Fund (Service Class): Long-term capital growth.(4) (formerly LVIP Templeton Growth RPM Fund)
•	LVIP U.S. Growth Allocation Managed Risk Fund (Service Class): High level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.(3)
This fund will be available on or about May 18, 2015. Consult your financial advisor.
•	LVIP UBS Large Cap Growth Managed Volatility Fund (Standard Class): Long-term growth of capital in a manner consistent with the preservation of capital.(4)
(formerly LVIP UBS Large Cap Growth RPM Fund)
•	LVIP Vanguard Domestic Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Vanguard International Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP VIP Contrafund® Managed Volatility Portfolio (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP VIP Contrafund® RPM Portfolio)
•	LVIP VIP Mid Cap Managed Volatility Portfolio (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP VIP Mid Cap RPM Portfolio)
•	LVIP Wellington Capital Growth Fund (Service Class): Capital growth. (formerly LVIP Capital Growth Fund)
•	LVIP Wellington Mid-Cap Value Fund (Service Class): Long-term capital appreciation. (formerly LVIP Mid-Cap Value Fund)
MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	MFS® VIT Growth Series (Service Class): Capital appreciation.
•	MFS® VIT Utilities Series (Service Class): Total return.
MFS® Variable Insurance Trust II, advised by Massachusetts Financial Services Company
•	MFS® VIT II Core Equity Portfolio (Service Class): (formerly MFS® VIT Core Equity Series) This fund is not offered in contracts issued on or after June 6, 2005.
Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management, Inc.
•	Mid Cap Intrinsic Value Portfolio (I Class): Growth of capital.
PIMCO Variable Insurance Trust, advised by PIMCO
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class): Maximum real return.
Putnam Variable Trust, advised by Putnam Investment Management, LLC
•	Global Health Care Fund (Class IB): Capital appreciation. This fund is not offered in contracts issued on or after May 24, 2004
•	Growth & Income Fund (Class IB): Capital growth and current income. This fund is not offered in contracts issued on or after May 24, 2004.
(1)	Investments in Delaware Investments VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Delaware Investment Advisors, a series of Delaware Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series or Funds or accounts, the repayment of capital from the Series or Funds or account, or any particular rate of return.
(2)	The Index this portfolio is managed to (the “Index”) is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (“Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by Licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. Licensee’s product(s) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors and none of SPDJI, Dow Jones, S&P nor their respective affiliates or third party licensors make any representation regarding the advisability of investing in such product(s).

(3)	The Fund employs hedging strategies designed to provide downside protection during sharp downward movements in equity markets.
(4)	The Fund employs hedging strategies designed to reduce overall portfolio volatility.
Fund Shares
We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.
Reinvestment of Dividends and Capital Gain Distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.
Addition, Deletion or Substitution of Investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.
Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund’s shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after approval from the SEC.
We may also:
•	remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
•	processing applications for and issuing the contracts;

•	processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services – See Additional Services and the SAI for more information on these programs);
•	maintaining records;
•	administering Annuity Payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.
The risks we assume include:
•	the risk that Annuitants receiving Annuity Payouts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
•	the risk that lifetime payments to individuals from Living Benefit Riders will exceed the Contract Value;
•	the risk that Death Benefits paid will exceed the actual Contract Value;
•	the risk that more Contractowners than expected will qualify for waivers of the surrender charge;
•	the risk that, if a Guaranteed Income Benefit rider is in effect, the required Regular Income Payments will exceed the Account Value;
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the surrender charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. A portion of the mortality and expense risk and administrative charge and a portion of the surrender charges are assessed to fully or partially recoup Bonus Credits paid into the contract by us when Purchase Payments are made. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Deductions from the VAA
For the base contract, we apply to the average daily net asset value of the Subaccounts a charge which is equal to an annual rate of:
	Estate Enhancement Benefit rider (EEB) in combination with 5% Step-up	Estate Enhancement Benefit rider (EEB) without 5% Step-up	5% Step-up Death Benefit	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit (GOP)
Mortality and expense risk charge	1.70%	1.65%	1.60%	1.45%	1.35%
Administrative charge	0.15%	0.15%	0.15%	0.15%	0.15%
Total annual charge for each Subaccount	1.85%	1.80%	1.75%	1.60%	1.50%
Surrender Charge
A surrender charge applies (except as described below) to surrenders and withdrawals of Purchase Payments that have been invested for the periods indicated below. The surrender charge is calculated separately for each Purchase Payment. The contract anniversary is the annually occurring date beginning with the effective date of the contract. For example, if the effective date of your contract is January 1st, your contract anniversary would be on January 1st of each subsequent year.
	Number of contract anniversaries since Purchase Payment was invested
	0	1	2	3	4	5	6	7	8	9+
Surrender charge as a percentage of the surrendered or withdrawn Purchase Payments	8.50%	8.50%	8%	7%	6%	5%	4%	3%	2%	0%
A surrender charge does not apply to:
•	A surrender or withdrawal of a Purchase Payment beyond the ninth anniversary since the Purchase Payment was invested;
•	Withdrawals of Contract Value during a Contract Year to the extent that the total Contract Value withdrawn during the current Contract Year does not exceed the free amount which is equal to the greater of 10% of the current Contract Value or 10% of the total Purchase Payments;

•	Purchase Payments that have been invested in the contract for at least 12 months when used in the calculation of the initial benefit payment to be made under an Annuity Payout option, other than the i4LIFE® Advantage option;
•	A surrender or withdrawal of any Purchase Payments, if such Purchase Payments were received by us more than 12 months prior to the onset of a permanent and total disability of the Contractowner as defined in Section 22(e)(3) of the tax code, if the disability occurred after the effective date of the contract and before the 65th birthday of the Contractowner. For contracts issued in the State of New Jersey, a different definition of permanent and total disability applies;
•	A surviving spouse at the time he or she assumes ownership of the contract as a result of the death of the original owner (however, the surrender charge schedule of the original contract will continue to apply to the spouse's contract);
•	A surrender or withdrawal of any Purchase Payments as a result of the admittance of the Contractowner to an accredited nursing home or equivalent health care facility, if such Purchase Payments were received by us more than 12 months prior to the admittance, where the admittance into the nursing home occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days;
•	A surrender or withdrawal of any Purchase Payments, if such Purchase Payments were received by us more than 12 months prior to the diagnosis date of a terminal illness that is after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;
•	A surrender of the contract as a result of the death of the Contractowner or Annuitant;
•	A surrender or withdrawal of a Purchase Payment beyond the fifth anniversary since the Purchase Payment was invested for any contract issued to Selling Group Individuals. For Selling Group Individuals, a reduced schedule of surrender charges applies;
•	A surrender or annuitization of Bonus Credits and Persistency Credits;
•	Purchase Payments when used in the calculation of the initial Account Value under the i4LIFE® Advantage option;
•	Regular Income Payments made under i4LIFE® Advantage, including any payments to provide the 4LATER® or i4LIFE® Advantage Guaranteed Income Benefits, or periodic payments made under any Annuity Payout option made available by us;
•	Withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity® Advantage or Lincoln Lifetime IncomeSM Advantage, subject to certain conditions.
For purposes of calculating the surrender charge on withdrawals, we assume that:
1.	The free amount will be withdrawn from Purchase Payments on a first in-first out (“FIFO”) basis.
2.	Prior to the ninth anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) until exhausted; then
•	from earnings until exhausted; then
•	from Bonus Credits.
3.	On or after the ninth anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
•	from earnings and Persistency Credits until exhausted; then
•	from Bonus Credits attributable to Purchase Payments to which a surrender charge no longer applies until exhausted; then
•	from Purchase Payments (on a FIFO basis) to which a surrender charge still applies until exhausted; then
•	from Bonus Credits attributable to Purchase Payments to which a surrender charge still applies.
We apply the surrender charge as a percentage of Purchase Payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your Contract Value has increased or decreased. The surrender charge is calculated separately for each Purchase Payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when Contractowners surrender or withdraw before distribution costs have been recovered.
If the Contractowner is a corporation or other non-individual (non-natural person), the Annuitant or joint Annuitant will be considered the Contractowner or joint owner for purposes of determining when a surrender charge does not apply.
Account Fee
During the accumulation period, we will deduct an account fee of $35 from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this $35 account fee will also be deducted from the Contract Value upon surrender. This fee may be lower in certain states, if required, and will be waived after the fifteenth Contract Year. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $100,000 on the contract anniversary. There is no account fee on contracts issued to Selling Group Individuals.

Rider Charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. The deduction of a rider charge will be noted on your quarterly statement.
Lincoln Lifetime IncomeSM Advantage Charge (no longer available). While this rider is in effect, there is a charge for Lincoln Lifetime IncomeSM Advantage. The rider charge is currently equal to an annual rate of 0.90% of the Guaranteed Amount (0.225% quarterly)for the Lincoln Lifetime IncomeSM Advantage single life or joint life option. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. If the Lincoln Lifetime IncomeSM Advantage Plus was purchased, an additional 0.15% is added, for a total current cost of 1.05% of the Guaranteed Amount. See The Contracts - Discontinued Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount.
The charge is based on the Guaranteed Amount as increased for subsequent Purchase Payments and Bonus Credits, Automatic Annual Step-ups, 5% Enhancements, and the 200% Step-up and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. For riders purchased on and after March 2, 2009, the charge is also deducted in proportion to the value in the fixed account used for dollar cost averaging purposes. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to – Lincoln Lifetime IncomeSM Advantage – Guaranteed Amount for a discussion and example of the impact of the changes to the Guaranteed Amount.
The annual rider percentage charge may increase each time the Guaranteed Amount increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 1.50% of the Guaranteed Amount. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary. If your percentage charge is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. This opt out will only apply for this particular Automatic Annual Step-up and is not available if additional Purchase Payments would cause your charge to increase (see below). You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up.
An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% Step-up will not cause an increase in the annual rider percentage charge but will increase the dollar amount of charge.
Once cumulative additional Purchase Payments into your annuity contract after the first Benefit Year equal or exceed $100,000, any additional Purchase Payment will potentially cause the charge for your rider to change to the current charge in effect on the next Benefit Year anniversary, but the charge will never exceed the guaranteed maximum annual charge. The new charge will become effective on the Benefit Year anniversary.
The rider charge will be discontinued upon termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the contract.
If the Guaranteed Amount is reduced to zero while the Contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.
If you purchased Lincoln Lifetime IncomeSM Advantage Plus Option, an additional 0.15% of the Guaranteed Amount will be added to the Lincoln Lifetime IncomeSM Advantage charge for a total current charge of 1.05% applied to the Guaranteed Amount. This total charge (which may change as discussed above) is in effect until the 7th Benefit Year anniversary. If you exercise your Plus Option, this entire rider and its charge will terminate. If you do not exercise the Plus Option, after the 7th Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed and the Lincoln Lifetime IncomeSM Advantage rider and charge will continue. If you make a withdrawal prior to the 7th Benefit Year anniversary, you will not be able to exercise the Plus Option, but the additional 0.15% charge will remain on your contract until the 7th Benefit Year anniversary.
Lincoln SmartSecurity® Advantage Charge (no longer available). While this rider is in effect, there is a charge for the Lincoln SmartSecurity® Advantage. The rider charge is currently equal to an annual rate of:
1.	0.85% of the Guaranteed Amount (0.2125% quarterly) for the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option (the current annual percentage charge will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount); or
2.	0.85% of the Guaranteed Amount (0.2125% quarterly) for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, single life option (and also prior version of Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up) (the current annual percentage charge will increase from 0.65% to 0.85% at the end of the 10-year annual step-up period if a new 10-year period is elected); or
3.	1.00% of the Guaranteed Amount (0.25% quarterly) for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, joint life option (the current annual percentage charge will increase from 0.80% to 1.00% at the end of the 10-year annual step-up period if a new 10-year period is elected). See The Contracts - Discontinued Living Benefit Riders – Lincoln SmartSecurity® Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount.
The charge is based on the Guaranteed Amount (initial Purchase Payment and any Bonus Credits or Contract Value at the time of election) as increased for subsequent Purchase Payments and any Bonus Credits and step-ups and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount and the fixed side of the contract on the Valuation Date the rider charge is assessed. In Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option and the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up (without the single or joint life option), the charge may be deducted in proportion to the value in the fixed account as well. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Because Bonus Credits increase the Guaranteed Amount, Bonus Credits also increase the amount we deduct for the cost of the rider. Refer to the Lincoln SmartSecurity® Advantage, Guaranteed Amount section for a discussion and example of the impact of changes to the Guaranteed Amount.
Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the annual rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.
If you elect to step-up the Guaranteed Amount for another step-up period (including if we administer the step-up election for you or if you make a change from a joint life to a single life option after a death or divorce), a portion of the rider charge, based on the number of days prior to the step-up, will be deducted on the Valuation Date of the step-up based on the Guaranteed Amount immediately prior to the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a Contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your rider percentage charge will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the Annuity Commencement Date, election of i4LIFE® Advantage or termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except upon death) or surrender of the contract.
Rider Charge Waiver. For the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the rider charge may be waived. For the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, no rider charge waiver is available with the single life and joint life options. The earlier version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.
Whenever the above conditions are met, on each Valuation Date the rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this rider or on the most recent step-up date; and (2) Purchase Payments (and Bonus Credits) made after the step-up, then the quarterly rider charge will be waived. If the withdrawals have been more than 10%, then the rider charge will not be waived.
4LATER® Advantage Charge (no longer available). Prior to the Periodic Income Commencement Date (which is defined as the Valuation Date the initial Regular Income Payment under i4LIFE® Advantage is determined), the annual 4LATER® charge is currently 0.65% of the Income Base. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base. The Income Base (an amount equal to the initial Purchase Payment and any Bonus Credit if purchased at contract issue, or Contract Value at the time of election if elected after the contract effective date), as adjusted, is a value that will be used to calculate the 4LATER® Guaranteed Income Benefit. The Income Base is increased for subsequent Purchase Payments, any Bonus Credits, automatic 15% enhancements and resets, and decreased for withdrawals. An amount equal to the quarterly 4LATER® rider charge multiplied by the Income Base will be deducted from the Subaccounts on every three-month anniversary of the later of the 4LATER® rider effective date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the 4LATER® rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional Purchase Payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a reset to the current Account Value.
Upon a reset of the Income Base, a portion of the rider charge, based on the number of days prior to the reset, will be deducted on the Valuation Date of the reset based on the Income Base immediately prior to the reset. This deduction covers the cost of the 4LATER® rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER® rider charge for the reset Income Base on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the reset. At the time of the reset, the annual charge will be the current charge in effect at the time of reset, not to exceed the guaranteed maximum charge of 1.50% of the Income Base. If you never elect to reset your Income Base, your 4LATER® rider percentage charge will never change, although the amount we deduct will change as your Income Base changes.
Prior to the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the 4LATER® rider for any reason other than death. On the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be made to cover the cost of 4LATER® since the previous deduction.
i4LIFE® Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE® Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE® Advantage becomes effective (or your initial Purchase Payment and Bonus Credit if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, your Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made, as well as any withdrawals.
The annual rate of the i4LIFE® Advantage charge during the Access Period is: 1.85% for the i4LIFE® Advantage Account Value Death Benefit; 1.90% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 2.05% for the i4LIFE® Advantage EGMDB. During the Lifetime Income Period, the charge for all Death Benefit options is 1.65%. This charge consists of a mortality and expense risk charge, and an administrative charge (charges for the Guaranteed Income Benefits are not included and are listed below). These charges replace the Separate Account Annual Expenses for the base contract. If i4LIFE® Advantage is elected at the issue of the contract i4LIFE® Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE® Advantage and the charge will begin on the Periodic Income Commencement Date which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE® Advantage section for explanations of the Account Value, the Access Period, and the Lifetime Income Period.
i4LIFE® Advantage with Guaranteed Income Benefit Charge. Guaranteed Income Benefit (version 4) is subject to a current annual charge of 0.65% of the Account Value (0.50% for versions 1, 2 and 3) (single life option), which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.50% (2.35% for version 1, 2 and 3) for the i4LIFE® Advantage Account Value Death Benefit; 2.55% (2.40% for version 1, 2 and 3) for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 2.70% (2.55% for version 1, 2 and 3) for the i4LIFE® Advantage EGMDB.
If you elect the joint life option, Guaranteed Income Benefit (version 4) is subject to a current annual charge of 0.85% of the Account Value which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.70% for the i4LIFE® Advantage Account Value Death Benefit; 2.75% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 2.90% for the i4LIFE® Advantage EGMDB. These charges replace the Separate Account Annual Expenses for the base contract.
The Guaranteed Income Benefit percentage charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (version 4) or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later in the i4LIFE® Advantage section of this prospectus). At the time of the step-up the Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 2.00% (version 4) or 1.50% (version 2 and version 3) of the Account Value. If we automatically administer the step-up (version 4) or step-up period election (versions 2 or 3) for you and your percentage charge is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within 30 days after the date on which the step-up or the step-up period election occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up or the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of this prospectus). For (version 4), future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up. Version 1 does not step-up; therefore the charge does not change.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate, but the i4LIFE® Advantage charge will continue.
i4LIFE® Advantage with 4LATER® Guaranteed Income Benefit Charge for purchasers who previously purchased 4LATER® Advantage. The 4LATER® Guaranteed Income Benefit for purchasers who previously purchased 4LATER® Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.50% for the i4LIFE® Advantage Account Value Death Benefit; 2.55% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 2.70% for the i4LIFE® Advantage EGMDB. (For riders purchased before January

20, 2009, the current annual percentage charge is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE® Advantage payout phase.
On and after the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® Advantage charge as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER® charge because after the Periodic Income Commencement Date, when the 4LATER® Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER® charge is the same immediately before and after the Periodic Income Commencement Date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the Periodic Income Commencement Date and then multiplied by the average daily Account Value after the Periodic Income Commencement Date.
After the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit percentage charge will not change unless the Contractowner elects additional 15-year step-up periods during which the 4LATER® Guaranteed Income Benefit (described later) is stepped-up to 75% of the current Regular Income Payment. At the time you elect a new 15-year step-up period, the 4LATER® Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of Account Value.
After the Periodic Income Commencement Date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE® Advantage Guaranteed Income Benefit (version 2 or 3), the Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.50% of the Account Value, which is added to the i4LIFE®Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.35% for the i4LIFE® Advantage Account Value Death Benefit; 2.40% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 2.55% for the i4LIFE® Advantage EGMDB.
Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase Lincoln Lifetime IncomeSM Advantage.
The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE® Advantage section of this prospectus).
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
The Lincoln Lifetime IncomeSM Advantage rider is no longer available for purchase.
Deductions for Premium Taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 5%.
Other Charges and Deductions
The surrender, withdrawal or transfer of value from a Guaranteed Period may be subject to the Interest Adjustment, if applicable. See Fixed Side of the Contract.
The mortality and expense risk and administrative charge of 1.40% of the value in the VAA will be assessed on all variable Annuity Payouts (except for i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.

There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.
Additional Information
The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
•	any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
The Contracts
Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a registered representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you either directly or through your registered representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Home Office approval.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Home Office, an initial Purchase Payment and its corresponding Bonus Credit will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your agent, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your agent’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment and its corresponding Bonus Credit within two business days.
We offer a variety of variable annuity contracts. The amount of the Bonus Credit may be more than offset by higher surrender charges associated with the Bonus Credit and have lower fees and charges may provide large cash surrender values than this contract, depending on the level of Bonus Credits in this contract and the performance of the owner's chosen Subaccounts. We encourage your to talk to your financial advisor and determine which annuity contract is most appropriate for you.
Who Can Invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86. Certain Death Benefit options may not be available at all ages. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the Contractowner, and held in that account until instructions are received from the appropriate regulator.
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.

If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.
Replacement of Existing Insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. A registered representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
Purchase Payments
You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments since the requirements of your state may vary. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® contracts) in which you are a Contractowner, joint owner, or Annuitant. If you elect a Living Benefit Rider, you may be subject to further restrictions in terms of your ability to make additional Purchase Payments, as more fully described below. If you stop making Purchase Payments, the contract will remain in force, however, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first. Upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
If you elect a Living Benefit Rider (other than i4LIFE® Advantage Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts.
These restrictions and limitations mean that you will be limited in your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage with any version of Guaranteed Income Benefit) and/or increase the amount of any guaranteed benefit under a Living Benefit Rider by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under i4LIFE® Advantage Guaranteed Income Benefit) by making additional Purchase Payments over a long period of time. Please contact your registered representative and refer to the Living Benefit Riders section of this prospectus for additional information on any restrictions that may apply to your Living Benefit Rider. State variations may apply.
Bonus Credits
In some states, the term Bonus Credit may be referred to as value enhancement or a similar term in the contract. For each Purchase Payment made into the contract, we will credit the contract with a Bonus Credit. The amount of the Bonus Credit will be added to the value of the contract at the same time and allocated in the same percentage as the Purchase Payment. The amount of the Bonus Credit is calculated as a percentage of the Purchase Payment made. The amount of any Bonus Credit applied to the contract will be noted on the confirmation sent after each Purchase Payment. The Bonus Credit percentage is based on the owner’s cumulative Purchase Payments at the time each Purchase Payment is made according to the following scale:
Cumulative Purchase Payments	Bonus Credit %
Less than $100,000	3.00%
$100,000–$999,999	4.00%
$1,000,000 or greater	5.00%
Your cumulative Purchase Payments at the time of a Purchase Payment are equal to the sum of (1) all prior Purchase Payments made to your contract; plus (2) the current Purchase Payment made to your contract; minus (3) all prior withdrawals of Purchase Payments from your contract.

Tax qualified annuity contracts (including IRAs) cannot be used when determining the amount of the owner's investment. Inclusion of qualified contracts could result in loss of the tax qualified status or tax penalties. It is your responsibility to provide us with Contract Values for only nonqualified contracts.
During the first contract year if you make any Purchase Payment(s) after the initial Purchase Payment (“subsequent Purchase Payment”), we may add a Bonus Credit (“additional Bonus Credit”) to the contract that is in addition to any Bonus Credit that was previously added to the contract and the Bonus credit that is added due to the subsequent Purchase Payment. The additional Bonus Credit will be added to the contract if the subsequent Purchase Payment increases the owner's investment to a dollar level that qualifies for a higher Bonus Credit percentage than the Bonus Credit percentage that any prior Purchase Payments qualified for. The additional Bonus Credit will be added to your contract at the time the subsequent Purchase Payment is made. The Bonus Credit percentage for the additional Bonus Credit will be the difference between the higher Bonus Credit percentage that the subsequent Purchase Payment qualifies for and the Bonus Credit percentage that the prior Purchase Payments qualified for. We will then multiply the sum of all prior first year Purchase Payments by this Bonus Credit percentage to determine the amount of the additional Bonus Credit. You may receive more than one additional Bonus Credit during the first Contract Year as we will add an additional Bonus Credit anytime a subsequent Purchase Payment increases the amount of the total Purchase Payments to an amount that qualifies for a higher Bonus Credit percentage.
Persistency Credits
Contractowners will receive a Persistency Credit on a quarterly basis after the fourteenth contract anniversary. The amount of the Persistency Credit is calculated by multiplying the Contract Value, less any Purchase Payments that have not been invested in the contract for at least 14 years, by 0.05%. This Persistency Credit will be allocated to the variable Subaccounts and the fixed Subaccounts in proportion to the Contract Value in each variable Subaccount and fixed Subaccount at the time the Persistency Credit is paid into the contract.
There is no additional charge to receive this Persistency Credit, and in no case will the Persistency Credit be less than zero. The amount of any Persistency Credit received will be noted on your quarterly statement.
Valuation Date
Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.
Allocation of Purchase Payments
Purchase Payments allocated to the variable account are placed into the VAA’s Subaccounts, according to your instructions. You may also allocate Purchase Payments in the fixed account, if available. Corresponding Bonus Credits will be allocated to the Subaccount(s) and/or the fixed side of the contract in the same proportion in which you allocate Purchase Payments.
The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20. The minimum amount of any Purchase Payment which can be put into a Guaranteed Period of the fixed account is $2,000, subject to state approval.
If we receive your Purchase Payment from you or your broker-dealer in Good Order at our Home Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If we receive your Purchase Payment in Good Order after market close, we will use the Accumulation Unit value computed on the next Valuation Date. If you submit your Purchase Payment to your registered representative, we will generally not begin processing the Purchase Payment until we receive it from your representative’s broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to market close then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If your Purchase Payment was placed with your broker-dealer after market close, then we will use the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund’s investments perform, but also upon the expenses of the VAA and the underlying funds.

Valuation of Accumulation Units
Purchase Payments and Bonus Credits allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments and Bonus Credits are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:
1.	The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus
2.	The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3.	The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.
The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers On or Before the Annuity Commencement Date
After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received.
Transfers (among the variable Subaccounts and as permitted between the variable and fixed accounts) are limited to twelve (12) per Contract Year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross-reinvestment or portfolio rebalancing elected on forms available from us. See Additional Services and the SAI for more information on these programs. These transfer rights and restrictions also apply during the i4LIFE® Advantage Access Period (the time period during which you may make withdrawals from the i4LIFE® Advantage Account Value). See i4LIFE® Advantage.
The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.
A transfer request may be made to our Home Office in writing, or by fax or other electronic means. A transfer request may also be made by telephone provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Home Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
If your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the Contract Value from a fixed account to the variable Subaccount(s) subject to the following restrictions:
•	total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.

Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the variable Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE® Advantage transfers) may be subject to Interest Adjustments, if applicable. For a description of the Interest Adjustment, see the Fixed Side of the Contract - Guaranteed Periods and Interest Adjustment.
Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.
Telephone and Electronic Transactions
A surrender, withdrawal, or transfer request may be made to our Home Office using a fax or other electronic means. In addition, withdrawal and transfer requests may be made by telephone, subject to certain restrictions. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.
Market Timing
Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with “market timing” transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.
In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.
You should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds’ ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from Contractowners engaged in disruptive trading activity, the fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.
We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
Once a Contractowner has been identified as a “market timer” under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this “original signature” restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.
Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund’s investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.
Transfers After the Annuity Commencement Date
You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment. Once elected, the fixed annuity payment is irrevocable.
These provisions also apply during the i4LIFE® Advantage Lifetime Income Period. See i4LIFE® Advantage.
Ownership
The owner on the date of issue will be the person or entity designated in the contract specifications. The owner of a nonqualified contract may name a joint owner.
As Contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Nonqualified contracts may not be collaterally assigned. Assignments may have an adverse impact on any Death Benefits or benefits offered under Living Benefit Riders in this product and may be prohibited under the terms of a particular feature. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.

Joint Ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us in writing of the change. However, we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the Death Benefits or benefits offered under Living Benefit Riders. See The Contracts – Death Benefit and Living Benefit Riders. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.
Surrenders and Withdrawals
Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means. Withdrawal requests may be made by telephone, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.
The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Home Office. If we receive a surrender or withdrawal request in Good Order at our Home Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Home Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Surrenders and withdrawals from the fixed account may be subject to the Interest Adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home Office. The payment may be postponed as permitted by the 1940 Act.
There are charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.
The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Additional Services
These are the additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home Office. For further detailed information on these services, please see Additional Services in the SAI.
Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain variable Subaccounts into the variable Subaccounts on a monthly basis or in accordance with other terms we make available.
You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged (DCA'd) is $1,500 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or

•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to that DCA program will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. If you are enrolled in automatic rebalancing, this amount may be automatically rebalanced based on your allocation instructions in effect at the time of rebalancing. DCA does not assure a profit or protect against loss.
The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges and Interest Adjustments. See Charges and Other Deductions – Surrender Charge and Fixed Side of the Contract – Interest Adjustment. Withdrawals under AWS will be noted on your quarterly statement. AWS is also available for amounts allocated to the fixed account, if applicable.
The cross-reinvestment service automatically transfers the Contract Value in a designated variable Subaccount that exceeds a baseline amount to another specific variable Subaccount at specific intervals. You specify the applicable Subaccounts, the baseline amount and the interval period. As of May 1, 2010, this service is no longer available unless the Contractowner had enrolled in this service prior to this date.
Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each variable Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. The fixed account is not available for portfolio rebalancing.
Only one of the three additional services (DCA, cross-reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross-reinvestment running simultaneously. We reserve the right to discontinue any or all of these administrative services at any time.
Asset Allocation Models
Your registered representative may discuss asset allocation models with you to assist you in deciding how to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. The models listed below were designed and prepared by the Company, in consultation with SSgA Funds Management, Inc., for use by Lincoln Financial Distributors, Inc., (LFD) the principal underwriter of the contracts. LFD provides models to broker dealers who may offer the models to their own clients. The models do not constitute investment advice and you should consult with your registered representative to determine whether you should utilize a model or which model is suitable for you based upon your goals, risk tolerance and time horizon.
Each model invests different percentages of Contract Value in some or all of the LVIP Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model’s asset allocation strategy. You may not make transfers among the Subaccounts. We will proportionately deduct any withdrawals you make from the Subaccounts in the asset allocation model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.
Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help reduce volatility and boost returns over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably not appropriate for you.
The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.
In order to maintain the model’s specified Subaccount allocation percentages, you agree to be automatically enrolled in the portfolio rebalancing option and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.

The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you desire to change your Contract Value or Purchase Payment allocation or percentages to reflect a revised or different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no charge from Lincoln for participating in a model.
The election of certain Living Benefit Riders may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts – Investment Requirements and The Contracts — Discontinued Living Benefit Riders..
The models are as follows:
•	The Lincoln SSgA Conservative Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 40% in three equity Subaccounts and 60% in one fixed income Subaccount. This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes index funds exclusively.
•	The Lincoln SSgA Moderate Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 60% in three equity Subaccounts and 40% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes index funds exclusively.
•	The Lincoln SSgA Moderately Aggressive Equity Index Model (formerly known as the Lincoln SSgA Moderately Aggressive Index Model) is composed of specified underlying Subaccounts representing a target allocation of approximately 80% in three equity Subaccounts and 20% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively.
•	The Lincoln SSgA Moderately Aggressive Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 70% in three equity Subaccounts and 30% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively.
•	The Lincoln SSgA Aggressive Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 90% in three equity Subaccounts and 10% in one fixed income Subaccount. This model seeks long term growth of capital. The model utilizes index funds exclusively.
•	The Lincoln SSgA Structured Conservative Model is composed of specified underlying Subaccounts representing a target allocation of approximately 40% in seven equity Subaccounts and 60% in one fixed income Subaccount. This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
•	The Lincoln SSgA Structured Moderate Model is composed of specified underlying Subaccounts representing a target allocation of approximately 60% in seven equity Subaccounts and 40% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
•	The Lincoln SSgA Structured Moderately Aggressive Equity Model (formerly known as the Lincoln SSgA Structured Moderately Aggressive Model) is composed of specified underlying Subaccounts representing a target allocation of approximately 80% in seven equity Subaccounts and 20% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
•	The Lincoln SSgA Structured Moderately Aggressive Model is composed of specified underlying Subaccounts representing a target allocation of approximately 70% in seven equity Subaccounts and 30% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
•	The Lincoln SSgA Structured Aggressive Model is composed of specified underlying Subaccounts representing a target allocation of approximately 90% in seven equity Subaccounts and 10% in one fixed income Subaccount. This model seeks long term growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
Your registered representative will have more information on the specific investments of each model.
Franklin Templeton Founding Investment Strategy: Through the Franklin Templeton Founding Investment Strategy, you may allocate Purchase Payments and/or Contract Values to three underlying funds as listed below. This is not an asset allocation model. If you choose to follow this strategy you will invest 100% of your Contract Value according to the strategy. You may invest in any of the three funds without adopting the strategy. Upon selection of this program you agree to be automatically enrolled in portfolio rebalancing and authorize us to automatically rebalance your Contract Value on a quarterly basis in accordance with the strategy. Confirmation of the rebalancing will appear on your quarterly statement. You may terminate the strategy at any time and reallocate your Contract

Value to other investment options. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. You should consult with your registered representative to determine if this strategy is suitable for you. If you are seeking a more aggressive strategy, this strategy may not be appropriate for you.
% of Contract Value
Franklin Income VIP Fund	34%
Franklin Mutual Shares VIP Fund	33%
LVIP Templeton Growth Managed Volatility Fund	33%
Death Benefit
The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	contingent Annuitant becomes the Annuitant and the contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	designated Beneficiary

*	Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

**	Death of Annuitant is treated like death of the Contractowner.
If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE® Advantage and have the EEB Death Benefit or 5% Step-up or elect any other annuitization option. Generally, the more expensive the Death Benefit the greater the protection.
You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.
You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.
Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.
If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.

Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.
Guarantee of Principal Death Benefit. Check with your registered representative regarding state availability. If you do not select a Death Benefit, the Guarantee of Principal Death Benefit will apply to your contract. If the Guarantee of Principal Death Benefit is in effect, the Death Benefit will be equal to the greater of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See Discontinued Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage).
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any. For contracts purchased prior to the time a state approved the above Guarantee of Principal Death Benefit calculation, the sum of all Purchase Payments is reduced by the sum of all withdrawals.
Enhanced Guaranteed Minimum Death Benefit (EGMDB).
If the EGMDB is in effect, the Death Benefit paid will be the greatest of:
•	The current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	The sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See Discontinued Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage); or
•	The highest Contract Value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the Contractowner, joint owner or Annuitant for whom the death claim is approved for payment. The highest Contract Value is increased by Purchase Payments and Bonus Credits and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the Contract Value.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges and premium taxes, if any. For contracts purchased prior to June 2, 2003 (or later, depending on your state) withdrawals will be deducted on a dollar for dollar basis.
For contracts purchased after June 2, 2003 (or later in some states), the Contractowner may discontinue the EGMDB at any time by completing the Change of Death Benefit form and sending it to our Home Office. The benefit will be discontinued as of the Valuation Date we receive the request, and the Guarantee of Principal Death Benefit will apply. We will deduct the charge for the Guarantee of Principal Death Benefit as of that date. See Charges and Other Deductions.
The EGMDB is not available under contracts issued to a Contractowner, or joint owner or Annuitant, who is age 80 or older at the time of issuance.
5% Step-Up Death Benefit. This Death Benefit option is no longer available unless you had elected it prior to January 15, 2003. If the 5% Step-Up Death Benefit is in effect, the Death Benefit paid will be the greater of the Death Benefit under the EGMDB or the accumulation of all Purchase Payments minus the accumulation of all withdrawals. These Purchase Payments and withdrawals are accumulated at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased Contractowner, joint owner or Annuitant will then be increased by Purchase Payments made on or subsequent to that contract anniversary and decreased by withdrawals on or subsequent to the contract anniversary.
After a contract is issued, the Contractowner may discontinue the 5% Step-Up Death Benefit at any time by completing the Change of Death Benefit form and sending it to us. The benefit will be discontinued as of the Valuation Date we receive the request, and the Death Benefit will be the EGMDB. We will stop deducting the charge for the 5% Step-Up as of that date. See Charges and Other Deductions. If you discontinue the benefit, it cannot be reinstated.

All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
Estate Enhancement Benefit Rider (EEB Rider). The amount of Death Benefit payable under this rider is the greatest of the following amounts:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value For contracts purchased prior to June 2, 2003 (or later, depending on your state) the sum of all purchase payments will be reduced by the sum of all withdrawals (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See Discontinued Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage); or
•	the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner or Annuitant for whom a death claim is approved for payment. The highest Contract Value is adjusted for certain transactions. It is increased by Purchase Payments and Bonus Credits made on or after that contract anniversary on which the highest Contract Value is obtained. It is decreased by withdrawals subsequent to that contract anniversary date in the same proportion that withdrawals reduced the Contract Value; or
•	(Only if this rider is elected in combination with the 5% Step Up Death Benefit): The accumulation of all Purchase Payments minus the accumulation of all withdrawals at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased Contractowner, joint owner or Annuitant will then be increased by Purchase Payments made on or subsequent to that contract anniversary and decreased by withdrawals on or subsequent to the contract anniversary. This EEB Death Benefit option is no longer available unless you had elected it prior to January 15, 2003; or
•	the current Contract Value as of the Valuation Date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:
•	the contract earnings; or
•	the covered earnings limit.
Note: If there are no contract earnings, there will not be an amount provided under this item.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
The Enhancement Rate is based on the age of the oldest Contractowner, joint owner (if applicable), or Annuitant on the date when the rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB rider is not available if the oldest Contractowner, joint owner (if applicable), or Annuitant is age 76 or older at the time the rider would become effective.
Contract earnings equal:
•	the Contract Value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
•	the Contract Value as of the effective date of this rider (determined before the allocation of any Purchase Payments on that date); minus
•	each Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus
•	any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where
(A) is the amount of the withdrawal minus the greater of $0 and (B); where
(B) is the result of [(i) - (ii)]; where
(i)	is the Contract Value immediately prior to the withdrawal; and
(ii)	is the amount of Purchase Payments made into the contract prior to the withdrawal.
The covered earnings limit equals 200% of:

•	the Contract Value as of the effective date of this rider (determined before the allocation of any Purchase Payments on that date); plus
•	each Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the Contractowner, joint owner (if applicable) or Annuitant; minus
•	any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where
(A) is the amount of the withdrawal minus the greater of $0 and (B); where
(B) is the result of [(i) - (ii)]; where
(i)	is the Contract Value immediately prior to the withdrawal; and
(ii)	is the amount of Purchase Payments made into the contract prior to the withdrawal.
The EEB rider may not be available in all states. Please check with your registered representative regarding availability of this rider. The EEB rider can only be elected at the time the contract is purchased. The EEB Rider is not available if you have elected i4LIFE® Advantage.
The EEB rider may not be terminated unless you surrender the contract or the contract is in the Annuity Payout period.
Accumulated Benefit Enhancement (ABESM). This is no longer available unless you had elected this Death Benefit option prior to January 15, 2003. An Accumulated Benefit Enhancement may also be available for nonqualified i4LIFE® Advantage contracts. See i4LIFE® Advantage. There is no additional charge for this benefit.
Whenever this ABESM Death Benefit is in effect, the Death Benefit amount will be the greater of the Death Benefit chosen under the contract and this ABESM Death Benefit. Any Death Benefit will be paid in the manner defined within the contract (see the discussions on Death Benefits Before the Annuity Commencement Date and General Death Benefit Information in this prospectus).
Upon the death of any Contractowner, joint owner or Annuitant, the ABESM Death Benefit will be equal to the sum of all Purchase Payments made under the new contract, plus the Enhancement Amount minus all withdrawals, including any applicable charges and any premium tax incurred. However, if the death occurs in the first Contract Year, only 75% of the Enhancement Amount will be used to calculate the ABESM Death Benefit.
The Enhancement Amount is equal to the excess of the prior contract’s documented Death Benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract’s Death Benefit equal to the lesser of:
•	140% of the prior contract’s cash value; or
•	the prior contract’s cash value plus $400,000.
In addition, if the actual cash surrender value received by us is less than 95% of the documented cash value from the prior insurance company, the prior contract’s Death Benefit will be reduced proportionately according to the reduction in cash value amounts.
For the ABESM Death Benefit to be effective, documentation of the Death Benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include:
•	the prior company’s periodic customer statement;
•	a statement on the prior company’s letterhead;
•	or a printout from the prior company’s website.
This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.
If more than one annuity contract is exchanged to us, the ABESM Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABESM Enhancement Amount. Under the new contract, upon the death of any Contractowner, joint owner or Annuitant who was not a Contractowner or Annuitant on the effective date of the new contract, the ABESM Death Benefit will be equal to the Contract Value under the new contract as of the date the death claim is approved by us for payment (unless the change occurred because of the death of a Contractowner, joint owner or Annuitant). If any Contractowner, joint owner or Annuitant is changed due to a death and the new Contractowner, joint owner or Annuitant is age 76 or older when added to the contract, then the ABESM Death Benefit for this new Contractowner, joint owner or Annuitant will be equal to the contract value as of the date the death claim is approved by us for payment.
The ABESM Death Benefit will terminate on the earliest of:

•	the Valuation Date the selected Death Benefit option of the contract is changed; or
•	the Annuity Commencement Date.
It is important to realize that even with the ABESM Enhancement Amount, your Death Benefit will in many cases be less than the Death Benefit from your prior company. This is always true in the first year, when only 75% of the Enhancement Amount is available.
General Death Benefit Information
Only one of these Death Benefit elections may be in effect at any one time (in addition to ABESM). Your Death Benefit terminates on and after the Annuity Commencement Date, or if you elect i4LIFE® Advantage. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.
If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continues the contract, we will pay a Death Benefit to the designated Beneficiary(s).
If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. The U.S. Supreme Court recently held that same-sex spouses who have been married under state law will now be treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Should the surviving spouse elect to continue the contract, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. If the contract is continued in this way the Death Benefit in effect at the time the Beneficiary elected to continue the contract will remain as the Death Benefit.
If the EEB Rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the Annuitant at the time the EEB is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current Contract Value (after crediting any Death Benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving Annuitant is 76 or older, the EEB Death Benefit will be reduced to the EGMDB and your total annual charge will be reduced to the EGMBD charge that was in effect at the time you purchased your contracts.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in good order. To be in Good Order, we require all the following:
1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and
2. written authorization for payment; and
3. all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
•	If any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or
•	If no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.
If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.
Unless the Contractowner has already selected a settlement option, the Beneficiary may choose the method of payment of the Death Benefit. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving within one year of the Contractowner’s death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy.
Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If the Death Benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be “escheated”. This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by submitting a Beneficiary change form to our Home Office.
Investment Requirements
If you purchased a Living Benefit Rider (Lincoln Lifetime IncomeSM Advantage, 4LATER® Advantage, Lincoln SmartSecuritySM Advantage, or Guaranteed Income Benefit under i4LIFE® Advantage), you are subject to Investment Requirements, which means you are limited in how much you can invest in certain Subaccounts of your contract. Investment Requirements apply whether you purchase a Living Benefit Rider at contract issue, or if you add a Living Benefit Rider to an existing contract. The Living Benefit Rider you purchased and the date of purchase will determine which Investment Requirements Option applies to your contract. See Option 1, Option 2, and Option 3 below. Currently, if you purchased i4LIFE® without Guaranteed Income Benefit, you are not subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Contract Value subject to such requirements.
Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns. These risk management strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The success of the adviser’s risk management strategy depends, in part, on the adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the fund’s benefit. There is no guarantee that the strategy can achieve or maintain the fund’s optimal risk targets. The fund’s performance may be negatively impacted in certain markets as a result of reliance on these strategies. In low volatility markets the volatility management strategy may not mitigate losses. In addition, the adviser may not be able to effectively implement the strategy during rapid or extreme market events. Such inefficiency in implementation could cause the fund to lose more money than investing without the risk management strategy or not realize potential gains. Any one of these factors could impact the success of the volatility management strategy, and the fund may not perform as expected.
These funds are included under Investment Requirements in part, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. Our financial interest in reducing loss and the volatility of overall Contract Values, in light of our obligations to provide benefits under the riders, may be deemed to present a potential conflict of interest with respect to the interests of Contractowners. In addition, any negative impact to the underlying funds as a result of the risk management strategies may limit contract values, which in turn may limit your ability to achieve step-ups of the benefit base under a Living Benefit Rider. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
Under each option, we have divided the Subaccounts of your contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchased the rider (or when the rider Investment Requirements are enforced, if later). In addition, depending on when you purchased your contract, you may allocate your Contract Value and Purchase Payments in accordance with certain asset allocation models, as noted below. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
The chart below is provided to help you determine which option of Investment Requirements, if any, applies to the Living Benefit Rider you purchased. If you have not elected a Living Benefit Rider, the Investment Requirements will not apply to your contract.
If you elect...	and the date of election is...	you will be subject to Investment Requirements
Lincoln Lifetime IncomeSM Advantage	Between February 19, 2008 and January 19, 2009 On or after January 20, 2009	Option 2 Option 3

If you elect...	and the date of election is...	you will be subject to Investment Requirements
Lincoln SmartSecurity® Advantage	Prior to April 10, 2006 April 10, 2006 through January 19, 2009 On or after January 20, 2009	N/A Option 1 Option 3
4LATER® Advantage	April 10, 2006 through January 19, 2009 On or after January 20, 2009	Option 1 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.1)	Prior to April 10, 2006 On or after April 10, 2006	N/A Option 1
i4LIFE® Advantage Guaranteed Income Benefit (v.2)	April 10, 2006 through January 19, 2009 On or after January 20, 2009	Option 1 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.3)	Between October 6, 2008 and January 19, 2009 On or after January 20, 2009	Option 2 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.4)	On or after November 15, 2010	Option 3
Investment Requirements – Option 1
No more than 35% of your Contract Value (includes Account Value if i4LIFE® Advantage is in effect) can be invested in the following Subaccounts (“Limited Subaccounts”) (Note: not all Subaccounts are available with all contracts):
•	AB VPS Global Thematic Growth Portfolio
•	AB VPS Small/Mid Cap Value Portfolio
•	American Funds Global Growth Fund
•	American Funds Global Small Capitalization Fund
•	American Funds International Fund
•	Delaware VIP® Emerging Markets Series
•	Delaware VIP® High Yield Series
•	Delaware VIP® REIT Series
•	Delaware VIP® Small Cap Value Series
•	Delaware VIP® Smid Cap Growth Series
•	Fidelity® VIP Mid-Cap Portfolio
•	Franklin Income VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Invesco V.I. International Growth Fund
•	Janus Aspen Enterprise Portfolio
•	Janus Aspen Global Research Portfolio
•	JPMorgan Insurance Trust Global Allocation Portfolio
•	LVIP Baron Growth Opportunities Fund
•	LVIP BlackRock Emerging Markets Managed Volatility Fund
•	LVIP Clarion Global Real Estate Fund
•	LVIP Ivy Mid Cap Growth Managed Volatility Fund
•	LVIP Delaware Foundation® Aggressive Allocation Fund
•	LVIP Delaware Special Opportunities Fund
•	LVIP Dimensional International Core Equity Managed Volatility Fund
•	LVIP JPMorgan High Yield Fund
•	LVIP JPMorgan Mid Cap Managed Volatility Fund
•	LVIP Managed Risk Profile 2040 Fund
•	LVIP MFS International Growth Fund
•	LVIP Mondrian International Value Fund
•	LVIP Multi-Manager Global Equity Managed Volatility Fund
•	LVIP SSgA Developed International 150 Fund
•	LVIP SSgA Emerging Markets 100 Fund
•	LVIP SSgA International Index Fund
•	LVIP SSgA Small-Cap Index Fund
•	LVIP SSgA Small-Mid Cap 200 Fund
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund
•	LVIP Templeton Growth Managed Volatility Fund
•	LVIP Vanguard International Equity ETF Fund
•	LVIP Wellington Mid-Cap Value Fund
•	MFS® VIT Growth Series
•	MFS® VIT Utilities Series
•	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio
•	Putnam VT Global Health Care Fund
•	Templeton Growth VIP Fund
All other Subaccounts will be referred to as “Non-Limited Subaccounts” except Deutsche Alternative Asset Allocation VIP Portfolio, PIMCO VIT Commodity Real Return® Strategy Portfolio and ClearBridge Variable Mid Cap Core Portfolio which are not available. The Lincoln SSgA Aggressive Index Model, the Lincoln SSgA Structured Aggressive Model and the Franklin Templeton Founding Investment Strategy are also unavailable for investment.
You can select the percentages of Contract Value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total Contract Value. On each quarterly anniversary of the effective date of any of these benefits, if the Contract Value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your Contract Value so that the Contract Value in the Limited Subaccounts is 30%. If you are enrolled in portfolio rebalancing, the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of total Contract Value. If your current portfolio rebalancing does not adhere to this requirement, your portfolio rebalancing program will be terminated.

If rebalancing is required, the Contract Value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the Contract Value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no Contract Value in the Non-Limited Subaccounts at that time, all Contract Value removed from the Limited Subaccounts will be placed in the Delaware VIP® Limited-Term Diversified Income Series Subaccount. We reserve the right to designate a different investment option other than the Delaware VIP® Limited-Term Diversified Income Series as the default investment option should there be no Contract Value in the Non-Limited Subaccounts. We will provide you with notice of such change. Confirmation of the rebalancing will appear on your quarterly statement.
We may move Subaccounts on or off the Limited or Non-Limited Subaccount list, exclude Subaccounts and asset allocation models from being available for investment, change the number of Limited Subaccount groups, change the percentages of Contract Value allowed in the Limited or Non-Limited Subaccounts or change the frequency of the Contract Value rebalancing, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value in excess of 35% in the Limited Subaccounts; or
2.	take no action and be subject to the quarterly rebalancing as described above; or
3.	terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements.
Investment Requirements – Option 2
You can select the percentages of Contract Value (includes Account Value if i4LIFE® Advantage is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts in a group must comply with the specified minimum or maximum percentages for that group.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, proportionately, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not contain any Subaccounts that meet the Investment Requirements, then that portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP® Limited-Term Diversified Income Series as the default investment option (or any other Subaccount that we may designate for that purpose). These investments will become your allocation instructions until you tell us otherwise.
We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group or change the investment options that are or are not available to you, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied;
2.	if you take no action, such changes will apply only to additional Purchase Payments or to future transfers of contract value. You will not be required to change allocations to existing Subaccounts, but you will not be allowed to add money, by either an additional Purchase Payment or a contract transfer, in excess of the new percentage applicable to a Subaccount or Subaccount group. This does not apply to Subaccounts added to Investment Requirements on or after June 30, 2009. For Subaccounts added to Investment Requirements on or after June 30, 2009, you may be subject to rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.	terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements.

At this time, the Subaccount groups are as follows:
Group 1 Investments must be at least 25% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)	Group 2 Investments cannot exceed 75% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)	Group 3 Investments cannot exceed 10% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)
Delaware VIP® Diversified Income Series
Delaware VIP® High Yield Series
Delaware VIP® Limited-Term Diversified Income Series
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSgA Bond Index Fund
Templeton Global Bond VIP Fund	All other Subaccounts except those in Group 3 and as discussed below.	Delaware VIP® REIT Series Deutsche Alternative Asset Allocation VIP Portfolio LVIP BlackRock Emerging Markets Managed Volatility Fund LVIP SSgA Emerging Markets 100 Fund
The PIMCO VIT CommodityRealReturn® Strategy Portfolio and the ClearBridge Variable Mid Cap Core Portfolio are not available. The fixed account is only available for dollar cost averaging.
To satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts on the following list, as applicable to your contract. If you allocate less than 100% of Contract Value to or among these Subaccounts, then these Subaccounts will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. In addition, you can allocate 100% of your Contract Value to the Franklin Templeton Founding Investment Strategy (Franklin Income VIP Fund 34%, LVIP Templeton Growth Managed Volatility Fund 33% and Franklin Mutual Shares VIP Fund 33%).
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® High Yield Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Franklin Income VIP Fund
•	LVIP BlackRock Global Allocation V.I. Managed Volatility Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Managed Risk Profile 2010 Fund
•	LVIP Managed Risk Profile 2020 Fund
•	LVIP Managed Risk Profile 2030 Fund
•	LVIP Managed Risk Profile 2040 Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSgA Bond Index Fund
•	LVIP SSgA Conservative Index Allocation Fund
•	LVIP SSgA Conservative Structured Allocation Fund
•	LVIP SSgA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSgA Moderate Index Allocation Fund
•	LVIP SSgA Moderate Structured Allocation Fund
•	LVIP SSgA Moderately Aggressive Index Allocation Fund
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	Templeton Global Bond VIP Fund
To satisfy these Investment Requirements, Contract Value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the Contract Value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Structured Moderately Aggressive Equity Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model, Lincoln SSgA Moderately Aggressive Index Model and Lincoln SSgA Moderately Aggressive Equity Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Global Moderate Allocation Managed Risk Fund, the LVIP Global Conservative Allocation Managed Risk Fund, the LVIP SSgA Conservative Structured Allocation Fund, the LVIP SSgA Conservative Index Allocation Fund (each a fund of funds) or the Franklin Income VIP Fund or to one of the following models: Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model, Lincoln SSgA Structured Conservative Model, and Lincoln SSgA Structured Moderate Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.

Investment Requirements – Option 3
For all Living Benefit Riders, you can select the percentages of Contract Value (or Account Value if i4LIFE® Advantage Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.
You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, proportionately, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not contain any Subaccounts that meet the Investment Requirements then that portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP® Limited-Term Diversified Income Series as the default investment option or any other Subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.
We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied;
2.	take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.	terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements.
At this time, the Subaccount groups are as follows:
Group 1 Investments must be at least 30% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)	Group 2 Investments cannot exceed 70% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)	Group 3 Investments cannot exceed 10% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSgA Bond Index Fund
Templeton Global Bond VIP Fund	All other Subaccounts except those in Group 3 and as described below.	AB VPS Global Thematic Growth Portfolio
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Deutsche Alternative Asset Allocation VIP Portfolio
LVIP BlackRock Emerging Markets Managed Volatility Fund
LVIP Clarion Global Real Estate Fund
LVIP SSgA Emerging Markets 100 Fund
MFS® VIT Utilities Series
The PIMCO VIT CommodityRealReturn® Strategy Portfolio, ClearBridge Variable Mid Cap Core Portfolio and the Franklin Templeton Founding Investment Strategy are not available with these riders. The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall will fall into Group 2 and be subject to Group 2 restrictions.
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series

•	Delaware VIP® Limited-Term Diversified Income Series
•	LVIP BlackRock Global Allocation V.I. Managed Volatility Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Managed Risk Profile 2010 Fund
•	LVIP Managed Risk Profile 2020 Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSgA Bond Index Fund
•	LVIP SSgA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSgA Conservative Index Allocation Fund
•	LVIP SSgA Conservative Structured Allocation Fund
•	LVIP SSgA Moderate Index Allocation Fund
•	LVIP SSgA Moderate Structured Allocation Fund
•	LVIP SSgA Moderately Aggressive Index Allocation Fund
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	Templeton Global Bond VIP Fund
To satisfy these Investment Requirements, Contract Value may be allocated in accordance with certain asset allocation models (depending on when you purchased your contract) made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model and Lincoln SSgA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Global Conservative Allocation Managed Risk Fund, the LVIP SSgA Conservative Structured Allocation Fund or the LVIP SSgA Conservative Index Allocation Fund (each a fund of funds), or, if your contract was purchased prior to November 15, 2010, to one of the following models: Lincoln SSgA Conservative Index Model and the Lincoln SSgA Structured Conservative Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Living Benefit Riders
The following Living Benefit Riders may be purchased for an additional charge: i4LIFE® Advantage with or without the Guaranteed Income Benefit. Upon election of i4LIFE® Advantage, you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without the Guaranteed Income Benefit). Excess withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. Terms and conditions may change after the contract is purchased.
The benefits and features of the optional Living Benefit Riders are separate and distinct from the protection sub-strategies of the funds offered under this contract. The riders do not guarantee the investment results of the funds.
i4LIFE® Advantage
i4LIFE® Advantage (the Variable Annuity Payout Option rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. You may also purchase i4LIFE® Advantage Guaranteed Income Benefit for an additional charge. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage is an Annuity Payout option that provides you with variable, periodic Regular Income Payments for life subject to certain conditions. These payouts are made during two time periods: an Access Period and a Lifetime Income Period. During the Access Period, you have access to your Account Value, which means you may surrender the contract, make withdrawals, and have a Death Benefit. During the Lifetime Income Period, you no longer have access to your Account Value. You choose the length of the Access Period when you select i4LIFE® Advantage; the Lifetime Income Period begins immediately after the Access Period ends and continues until your death (or the death of a Secondary Life, if later). i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. You may also purchase the Guaranteed Income Benefit which provides a minimum payout floor for your Regular Income Payments. You choose when you want to receive your first Regular Income Payment and the frequency with which you will receive Regular Income Payments. The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving the Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. This option is available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). This option is subject to a charge while the i4LIFE® Advantage is in effect computed daily on the Account Value. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of application or at any time before any other Annuity Payout option under this contract is elected by sending a completed i4LIFE® Advantage election form to our Home Office. When you elect i4LIFE® Advantage, you must choose the Annuitant, Secondary Life, if applicable, and make several choices about your Regular Income Payments. The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.
i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life are age 59½ or older at the time the option is elected. i4LIFE® Advantage Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 for nonqualified contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless the 4LATER® Advantage Guranteed Income Benefit or i4LIFE® Advantage Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.
When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage, unless you elect a less expensive Death Benefit option. If you had previously elected an EEB Death Benefit or a 5% Step-up Death Benefit, you must elect a new Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began (if premium taxes have been deducted from the Contract Value). See The Contracts – i4LIFE® Advantage Death Benefits.
Access Period. At the time you elect i4LIFE® Advantage, you also select the Access Period, which begins on the Periodic Income Commencement Date. The Access Period is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). This is called the Lifetime Income Period. During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.
We will establish the minimum (currently 5 years) and maximum (currently the length of time between your current age and age 115 for nonqualified contracts or to age 100 for qualified contracts) Access Periods at the time you elect i4LIFE® Advantage. Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Home Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE® Advantage without a Guaranteed Income Benefit. Shortening the Access Period will terminate the Guaranteed Income Benefit. See Guaranteed Income Benefit with i4LIFE® Advantage.
Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective (or your initial Purchase Payment and Bonus Credit if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero.
Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE® Advantage, you will have to choose the date you will receive the initial Regular Income Payment. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage. You also select when the Access Period ends and when the Lifetime Income Period begins. You must also select the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the assumed investment return. These choices will influence the amount of your Regular Income Payments.
If you do not choose a payment frequency, the default is a monthly frequency. In most states, you may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the assumed investment return. Return rates of 3%, 4%, 5%, or 6% may be available. The higher the assumed investment return you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. You also choose the length of the Access Period. At this time, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries.
Regular Income Payments are not subject to any applicable surrender charges or Interest Adjustments. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.
The amount of the initial Regular Income Payment is determined on the Periodic Income Commencement Date by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1000 and multiplying the result by an annuity factor. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the Regular Income Payments;
•	the assumed investment return you selected; and
•	the Individual Annuity Mortality table specified in your contract.
The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit of the entire Account Value will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit of the full Account Value was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the assumed investment return to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the assumed investment return, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the assumed investment return, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the assumed investment return, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the assumed investment return, the Regular Income Payment will decrease by approximately 3%.
Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage (and any Guaranteed Income Benefit if applicable) will terminate.
Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, assumed investment return and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime

Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life (if living);
•	the frequency of the Regular Income Payments;
•	the assumed investment return you selected; and
•	the Individual Annuity Mortality table specified in your contract.
The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.
Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.
During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.
i4LIFE® Advantage Death Benefits
i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is available during the Access Period. This Death Benefit is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected.
i4LIFE® Advantage Guarantee of Principal Death Benefit. The i4LIFE® Advantage Guarantee of Principal Death Benefit is available during the Access Period and will be equal to the greater of:
•	the Account Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit on either a dollar for dollar basis or in the same proportion that withdrawals reduce the Contract Value or Account Value, depending on the terms of your contract.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
i4LIFE® Advantage Guarantee of Principal Death Benefit	$200,000
Total i4LIFE® Regular Income Payment	$25,000
Additional Withdrawal	$15,000	($15,000/$150,000=10% withdrawal)
Account Value at the time of Additional Withdrawal	$150,000
Death Benefit Value after i4LIFE® Regular Income Payment = $200,000 - $25,000 = $175,000
Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
Reduction in Death Benefit Value for Withdrawal = $175,000 x 10% = $17,500
The Regular Income Payments reduce the Death Benefit by $25,000 and the additional withdrawal causes a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value.

During the Access Period, contracts with the i4LIFE® Advantage Guarantee of Principal Death Benefit may elect to change to the i4LIFE® Advantage Account Value Death Benefit. We will effect the change in Death Benefit on the Valuation Date we receive a completed election form at our Home Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage Guarantee of Principal Death Benefit.
i4LIFE® Advantage EGMDB. The i4LIFE® Advantage EGMDB is only available during the Access Period. This benefit is the greatest of:
•	the Account Value as of the Valuation Date on which we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the Death Benefit by the dollar amount of the payment or in the same proportion that Regular Income Payments reduce the Account Value, depending on the terms of your contract; and
•	all other withdrawals, if any, reduce the Death Benefit on either a dollar for dollar basis or in the same proportion that withdrawals reduce the Contract Value or Account Value, depending on the terms of your contract.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election; or
•	the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by Purchase Payments and Bonus Credits and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. Regular Income Payments and withdrawals are deducted on either a dollar for dollar basis or in the same proportion that Regular Income Payments and withdrawals reduce the Contract Value or Account Value, depending on the terms of your contract.
If your contract has the ABESM Enhancement Amount (if elected at the time of application) (see discussion under Accumulated Benefit Enhancement) specified in your contract benefit data pages as applicable on the date of death, this Enhancement Amount will be added to the sum of the Purchase Payments, but will be reduced by the Regular Income Payments and withdrawals on either a dollar for dollar basis or in the same proportion that the Regular Income Payment or withdrawal reduced the Contract Value or Account Value, depending on the terms of your contract.
When determining the highest anniversary value, if you elected the EGMDB (or more expensive Death Benefit option) in the base contract and this Death Benefit was in effect when you purchased i4LIFE® Advantage, we will look at the Contract Value before i4LIFE® Advantage and the Account Value after the i4LIFE® Advantage election to determine the highest anniversary value.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
Contracts with the i4LIFE® Advantage EGMDB may elect to change to the i4LIFE® Advantage Account Value Death Benefit. We will effect the change in Death Benefit on the Valuation Date we receive a completed election form at our Home Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage EGMDB.
General Death Benefit Provisions. For all Death Benefit options, following the Access Period, there is no Death Benefit. The Death Benefits also terminate when the Account Value equals zero, because the Access Period terminates.
If there is a change in the Contractowner, joint owner or Annuitant during the life of the contract, for any reason other than death, the only Death Benefit payable for the new person will be the i4LIFE® Advantage Account Value Death Benefit. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.
If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2.	written authorization for payment; and

3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time.
If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Accumulated Benefit Enhancement (ABESM) (Nonqualified contracts only). This benefit is no longer available to contract purchasers after November 1, 2005. We provide to eligible Contractowners of nonqualified i4LIFE® Advantage contracts only an ABESM Enhancement Amount, if requested at the time of application, at no additional charge. You are eligible to receive the ABESM Enhancement Amount if:
•	you are purchasing i4LIFE® Advantage with the EGMDB Death Benefit;
•	you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with us to purchase the contract. Prior contracts with loans or collateral assignments are not eligible for this benefit;
•	the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender (amounts above $2 million will require our approval);
•	all Contractowners, joint owners and Annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit; or
•	the Contractowners, joint owners and Annuitants of this contract must have been owner(s) or Annuitants of the prior contract(s).
Upon the death of any Contractowner, joint owner or Annuitant, the ABESM Enhancement Amount will be payable in accordance with the terms of the i4LIFE® Advantage EGMDB Death Benefit. However, if the death occurs in the first Contract Year, only 75% of the Enhancement Amount is available.
The ABESM Enhancement Amount is equal to the excess of the prior contract’s documented Death Benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract’s Death Benefit equal to the lesser of:
•	140% of the prior contract’s cash value; or
•	the prior contract’s cash value plus $400,000.
In addition, if the actual cash surrender value we receive is less than 95% of the documented cash value from the prior insurance company, the prior contract’s Death Benefit will be reduced proportionately according to the reduction in cash value amounts.
For the ABESM Enhancement Amount to be effective, documentation of the Death Benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company’s periodic customer statement, a statement on the prior company’s letterhead, or a printout from the prior company’s website. This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.
If more than one annuity contract is exchanged to a contract with us, the ABESM Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABESM Enhancement Amount.
Upon the death of any Contractowner or joint owner who was not a Contractowner on the effective date of the i4LIFE® Advantage EGMDB Death Benefit, the ABESM Enhancement Amount will be equal to zero (unless the change occurred because of the death of a Contractowner or joint owner). If any Contractowner or joint owner is changed due to a death and the new Contractowner or joint owner is age 76 or older when added to the contract, then the ABESM Enhancement Amount for this new Contractowner or joint owner will be equal to zero.
The ABESM Enhancement Amount will terminate on the Valuation Date the i4LIFE® Advantage EGMDB Death Benefit option of the contract is changed or terminated.
It is important to realize that even with the ABESM Enhancement Amount, your Death Benefit will in many cases be less than the Death Benefit from your prior company. This is always true in the first year, when only 75% of the ABESM Enhancement Amount is available.

Guaranteed Income Benefit with i4LIFE® Advantage
A Guaranteed Income Benefit (version 4) is available for purchase when you elect i4LIFE® Advantage which ensures that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. See Charges and Other Deductions for a discussion of the Guaranteed Income Benefit charges.
Contractowners may purchase the Guaranteed Income Benefit at any time in the future as long as the Guaranteed Income Benefit is available. We reserve the right to discontinue offering i4LIFE® Advantage with the Guaranteed Income Benefit in the future according to the provisions of your contract. Should we discontinue offering i4LIFE® Advantage with the Guaranteed Income Benefit in the future, you will be notified via a supplement to this prospectus.
As discussed below, certain features of the Guaranteed Income Benefit may be impacted if you purchased Lincoln SmartSecurity® Advantage or Lincoln Lifetime IncomeSM Advantage (withdrawal benefit riders) prior to electing i4LIFE® Advantage Guaranteed Income Benefit (Annuity Payout rider). Refer to the 4LATER® Advantage section for a discussion of the 4LATER® Guaranteed Income Benefit.
Additional Purchase Payments cannot be made to a contract with the Guaranteed Income Benefit. You are also limited in how much you can invest in certain Subaccounts. See the Contracts – Investment Requirements. The version of the Guaranteed Income Benefit, the date that you purchased it, and/or whether you previously owned a Living Benefit Rider will determine which Investment Requirement option applies to you.
There is no guarantee that the i4LIFE® Advantage Guaranteed Income Benefit will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit Riders. However, a Contractowner with the Lincoln Lifetime IncomeSM Advantage who decides to terminate Lincoln Lifetime IncomeSM Advantage to purchase i4LIFE® Advantage will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the prior rider.
i4LIFE® Advantage Guaranteed Income Benefit, if available, is elected when you elect i4LIFE® Advantage or during the Access Period, if still available for election, subject to terms and conditions at that time. You may choose not to purchase the i4LIFE® Advantage Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form at the time that you purchase i4LIFE® Advantage. If you intend to use the Guaranteed Amount from either the Lincoln SmartSecurity® Advantage or the Lincoln Lifetime IncomeSM Advantage riders to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.
The i4LIFE® Advantage Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. See i4LIFE® Advantage – General i4LIFE® Provisions for an example.
There are four versions of the Guaranteed Income Benefit. Guaranteed Income Benefit (version 1) is no longer available for election. Guaranteed Income Benefit (version 2) may only be elected if you own a version of Lincoln Lifetime IncomeSM Advantage that guarantees you the right to elect that version. You may elect Guaranteed Income Benefit (version 3) if you own a version of Lincoln Lifetime IncomeSM Advantage that guarantees you the right to elect that version. Guaranteed Income Benefit (version 4) is the only version of the Guaranteed Income Benefit currently available for election unless you are guaranteed the right to elect a prior version pursuant to the terms of your Living Benefit Rider. Please refer to your Living Benefit Rider regarding the availability of prior versions of Guaranteed Income Benefit.
Guaranteed Income Benefit (version 4). For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base or Guaranteed Amount as applicable), based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected. The specified percentages and the corresponding age-bands for calculating the initial Guaranteed Income Benefit are outlined in the applicable table below for riders elected on or after May 20, 2013. Lincoln SmartSecurity® Advantage purchasers use the date of the i4LIFE® Advantage Guaranteed Income Benefit election to determine the table applicable to their contracts.
Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for:
i4LIFE® Advantage Guaranteed Income Benefit elections on or after May 20, 2013.
Single Life Option		Joint Life Option
Age	Percentage of Account Value, Income Base or Guaranteed Amount*	Age (younger of you and your spouse’s age)	Percentage of Account Value, Income Base or Guaranteed Amount*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.50%
55 – under 59½	3.00%	55 – under 59½	3.00%
59½ - 64	3.50%	59½ – 69	3.50%

Single Life Option		Joint Life Option
Age	Percentage of Account Value, Income Base or Guaranteed Amount*	Age (younger of you and your spouse’s age)	Percentage of Account Value, Income Base or Guaranteed Amount*
65 – 69	4.00%	70 – 74	4.00%
70 – 74	4.50%	75+	4.50%
75+	5.00%
*	Purchasers of Lincoln SmartSecurity® Advantage (regardless of rider effective date) may use any remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit. Contractowners who elected Lincoln SmartSecurity® Advantage will receive the currently available version of the Guaranteed Income Benefit.
Note that Guaranteed Income Benefit percentages for riders purchased prior to May 20, 2013, can be found in an Appendix to this prospectus.

If the amount of your i4LIFE® Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment.) (Regular Income Payments also reduce the Account Value.) This payment will be made from the variable Subaccounts proportionately, according to your investment allocations.
If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.
The Guaranteed Income Benefit (version 4) will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the Valuation Date of the first periodic income payment of each calendar year. The first step-up is the Valuation Date of the first periodic income payment in the next calendar year following the Periodic Income Commencement Date.
The following example illustrates how the initial Guaranteed Income Benefit (version 4) is calculated for a 60-year old Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 3.5% for a 60-year old (single life) per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for Elections table above. The example also assumes that the Account Value has increased due to positive investment returns resulting in a higher recalculated Regular Income Payment. See The Contracts – i4LIFE® Advantage-Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.

8/1/2014 Amount of initial Regular Income Payment	$4,801
8/1/2014 Account Value at election of Guaranteed Income Benefit (version 4)	$100,000
8/1/2014 Initial Guaranteed Income Benefit (3.5% times $100,000 Account Value)	$4,000
8/1/2015 Recalculated Regular Income Payment	$6,000
8/1/2015 Guaranteed Income Benefit after step-up (75% of $6,000)	$4,500
The Contractowner’s Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment.
At the time of a step-up of the Guaranteed Income Benefit the i4LIFE® Advantage Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 2.00%. This means that your charge may change every year. If we automatically administer a new step-up for you and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the date of the step-up. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. Step-ups will continue after a request to reverse a step-up. i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.
The next section describes any differences in how the Guaranteed Income Benefit works for Guaranteed Income Benefit (version 3), Guaranteed Income Benefit (version 2) and Guaranteed Income Benefit (version 1). All other features of the Guaranteed Income Benefit not discussed below are the same as in Guaranteed Income Benefit (version 4).
Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) was available for purchase on or after October 6, 2008 to December 31, 2010 or when Guaranteed Income Benefit (version 4) was approved in your state, whichever occurred later (unless version 3 is available for election at any time per the terms of your Living Benefit Rider). For Guaranteed Income Benefit (version 3) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.
The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every Periodic Income Commencement Date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
At the time of a reset of the step-up period the i4LIFE® Advantage Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may change, once every five years. If we administer a new step-up period for you at your election and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the Periodic Income Commencement Date anniversary. If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. After a request to reverse a step-up you will have no more step-ups unless you notify us that you wish to restart a new step-up period. i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.
Guaranteed Income Benefit (version 2). Guaranteed Income Benefit (version 2) was available for election prior to October 6, 2008 (unless version 2 is available for election at any time per the terms of a Living Benefit Rider). For Guaranteed Income Benefit (version 2) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.
The Guaranteed Income Benefit will automatically step-up every three years on the Periodic Income Commencement Date anniversary to 75% of the current Regular Income Payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
At the time of a reset of the 15-year step-up period the i4LIFE® Advantage Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may change, once every 15 years. If we administer a new step-up period for you at your election and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the Periodic Income Commencement Date anniversary. If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. After a request to reverse a step-up you will have no more step-ups unless you notify us that you wish to restart a new step-up period.

i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.
Guaranteed Income Benefit (version 1). If you have Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for election.
The next section describes certain guarantees in Living Benefit Riders relating to the election of the Guaranteed Income Benefit.
Lincoln SmartSecurity® Advantage. Contractowners who purchased the Lincoln SmartSecurity® Advantage prior to June 30, 2009 are guaranteed that they may use the remaining Guaranteed Amount (if greater than the Account Value) at the time the initial Guaranteed Income Benefit is determined, to calculate the Guaranteed Income Benefit. The initial Guaranteed Income Benefit will be equal to the applicable percentage based on either the Contractowner’s age (single life) or the youngest age of either the Contractowner or Secondary Life (if applicable), at the time the Guaranteed Income Benefit is elected, multiplied by the remaining Guaranteed Amount. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for elections on or after May 20, 2013 table above. In other words, the initial Guaranteed Income Benefit will equal the applicable percentage based on the Contractowner’s age multiplied by the remaining Guaranteed Amount (if greater than the Account Value).
The following is an example of how the Guaranteed Amount from Lincoln SmartSecurity® Advantage may be used to calculate the i4LIFE® Advantage with Guaranteed Income Benefit (version 4). The example assumes that on the date that i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected the Contractowner is 70 years of age and has made no withdrawals from the contract. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 4.5% for a 70-year old (single life) per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for elections table above. The example assumes an annual payment mode has been elected.
Account Value (equals Contract Value on date i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected)	$100,000
Guaranteed Amount/Income Base on date i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected	$140,000
Amount of initial Regular Income Payment	$5,411	per year
Initial Guaranteed Income Benefit (4.5% x $140,000 Guaranteed Amount/Income Base which is greater than $100,000 Account Value)	$6,300
Lincoln Lifetime IncomeSM Advantage. Contractowners who purchased Lincoln Lifetime IncomeSM Advantage prior to June 30, 2009 are guaranteed that they may use the remaining Guaranteed Amount (if greater than the Account Value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit (version 2 or version 3 only). The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the Contract Value at the time the initial i4LIFE® Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial Regular Income Payment times the remaining Guaranteed Amount divided by the Contract Value, if the Guaranteed Amount is greater than the Contract Value. See Lincoln Lifetime IncomeSM – i4LIFE® Advantage Option for an example of calculation of the Guaranteed Income Benefit using the purchased Lincoln Lifetime IncomeSM Advantage Guaranteed Amount.
Contractowners who purchased Lincoln Lifetime IncomeSM Advantage prior to June 30, 2009 may also choose to terminate Lincoln Lifetime IncomeSM Advantage to purchase the version of the Guaranteed Income Benefit that is then currently available; however, only the Account Value and not the Guaranteed Amount will be used to establish the Guaranteed Income Benefit. For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be equal to the applicable percentage, which is based on the age of either the Contractowner (single life option) or the youngest age of either the Contractowner or Secondary Life (joint life option) at the time the Guaranteed Income Benefit is elected, multiplied by the Account Value. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above.
Impacts to i4LIFE® Advantage Regular Income Payments. When you select the i4LIFE® Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:
•	A 4% assumed investment return (AIR) will be used to calculate the Regular Income Payments.
•	The minimum Access Period required for Guaranteed Income Benefit (version 4) is the longer of 20 years (15 years for versions 2 and 3) or the difference between your age (nearest birthday) and age 100 (age 90 for version 4 prior to May 21, 2012; age 85 for versions 2 and 3). We may change this Access Period requirement prior to election of the Guaranteed Income Benefit.
•	The maximum Access Period available for this benefit is to age 115 for nonqualified contracts; to age 100 for qualified contracts.

If you have elected i4LIFE® Advantage Guarantee of Principal death benefit and the i4LIFE® Advantage Guaranteed Income Benefit on or after October 6, 2008, the minimum Access Period required for this benefit is the longer of 20 years or the difference between your age (nearest birthday) and age 90.
If you choose to lengthen your Access Period (which must be increased by a minimum of 5 years), your Regular Income Payment will be reduced. For versions 1, 2 and 3 of Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE® Advantage Guaranteed Income Benefit in proportion to the reduction in the Regular Income Payment. This reduction of the i4LIFE® Advantage Guaranteed Income Benefit does not apply to Guaranteed Income Benefit (version 4). If you choose to shorten your Access Period, the i4LIFE® Advantage with Guaranteed Income Benefit will terminate. Refer to the Example in 4LATER® Guaranteed Income Benefit.
The i4LIFE® Advantage Guaranteed Income Benefit will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency; or
•	upon written notice to us; or
•	assignment of the contract; or
•	failure to comply with Investment Requirements.
A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE® Advantage and the Guaranteed Income Benefit in effect for at least 3 years. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage Regular Income Payments will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.
Availability. The Guaranteed Income Benefit is available with qualified (IRAs and Roth IRAs) and nonqualified annuity contracts. The Contractowner must be under age 96 for nonqualified contracts and under age 81 for qualified contracts at the time this rider is elected.
Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be recalculated. The Guaranteed Income Benefit is reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The Interest Adjustment may apply.
The following example demonstrates the impact of a withdrawal on the Regular Income Payments and the Guaranteed Income Benefit payments:
i4LIFE® Regular Income Payment before Withdrawal	$1,200
Guaranteed Income Benefit before Withdrawal	$900
Account Value at time of Additional Withdrawal	$150,000
Additional Withdrawal	$15,000	(a 10% withdrawal)
Reduction in Guaranteed Income Benefit for Withdrawal = $900 x 10% = $90
Guaranteed Income Benefit after Withdrawal = $900 - $90 = $810
Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The Interest Adjustment may apply.
Termination. For IRA annuity contracts, you may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice and your contract will return to the accumulation phase. Your i4LIFE® Advantage Death Benefit will terminate and you will receive the Guarantee of Principal Death Benefit option. Upon termination, we will stop assessing the charge for i4LIFE® Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with the new Death Benefit option. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
For nonqualified contracts, you may not terminate i4LIFE® Advantage once you have elected it.

Discontinued Living Benefit Riders
The following Living Benefit Riders are unavailable for purchase as of October 13, 2009. This section contains important information for Contractowners who purchased their contract and one of the following Living Benefit Riders prior to October 13, 2009. The riders described below, Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage Plus, Lincoln SmartSecurity® Advantage, and 4LATER® Advantage offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage) or a minimum Annuity Payout (4LATER® Advantage). You may not own more than one Living Benefit Rider at a time. If you own a Living Benefit Rider, you will be subject to Investment Requirements (see Investment Requirements). Since these Living Benefit Riders are no longer available for purchase, you should carefully consider whether the termination of a rider is the best decision for you. Terms and conditions may change after the contract is purchased pursuant to the terms of your contract.
Lincoln Lifetime IncomeSM Advantage
The Lincoln Lifetime IncomeSM Advantage and Lincoln Lifetime IncomeSM Advantage Plus riders are no longer available for purchase.
The Lincoln Lifetime IncomeSM Advantage rider provides minimum, guaranteed, periodic withdrawals for your life as Contractowner/Annuitant (single life option) or for the lives of you as Contractowner/Annuitant and your spouse as joint owner or primary Beneficiary (joint life option) regardless of the investment performance of the contract, provided that certain conditions are met. A minimum guaranteed amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract, but is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial Purchase Payment plus the amount of any Bonus Credit applicable to that Purchase Payment (or Contract Value if elected after contract issue) increased by subsequent Purchase Payments, any Bonus Credits, Automatic Annual Step-ups, 5% Enhancements and the Step-up to 200% of the initial Guaranteed Amount and decreased by withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason.
This rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. With the single life option, you may receive Maximum Annual Withdrawal amounts for your lifetime. If you purchased the joint life option, Maximum Annual Withdrawal amounts for the lifetimes of you and your spouse will be available. Withdrawals in excess of the Maximum Annual Withdrawal amount and any withdrawals prior to age 59½ (for the single life option) or age 65 (for the joint life option) may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement, the 200% Step-up and Lincoln Lifetime IncomeSM Advantage Plus. These options are discussed below in detail.
An additional option, Lincoln Lifetime IncomeSM Advantage Plus, provides that on the seventh Benefit Year anniversary, provided you have not made any withdrawals, you may choose to cancel your Lincoln Lifetime IncomeSM Advantage rider and receive an increase in your Contract Value of an amount equal to the excess of your initial Guaranteed Amount (and Purchase Payments plus applicable Bonus Credits made within 90 days of rider election) over your Contract Value. Lincoln Lifetime IncomeSM Advantage is discussed in detail below. This option guarantees at least a return of your initial Purchase Payment after 7 years. Lincoln Lifetime IncomeSM Advantage Plus must have been purchased with Lincoln Lifetime IncomeSM Advantage.
By purchasing the Lincoln Lifetime IncomeSM Advantage rider, you will be limited in how you can invest in the Subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements – Option 3 if you purchased Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009. See The Contracts – Investment Requirements – Option 2 if you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009.
We have designed the rider to protect you from outliving your Contract Value. If the rider terminates or you (or your spouse, if applicable) die before your Contract Value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your Contract Value will be reduced to zero before your (or your spouse’s) death.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when you elected the rider. If you elected the rider at the time you purchased the contract, the initial Guaranteed Amount equaled your initial Purchase Payment plus the amount of any Bonus Credit. If you elected the rider after we issued the contract, the initial Guaranteed Amount equaled the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $10,000,000. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if joint life option) are the covered lives.

Additional Purchase Payments and any Bonus Credits automatically increase the Guaranteed Amount by the amount of the Purchase Payment and any Bonus Credit (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional Purchase Payment, which receives a 3% Bonus Credit, will increase the Guaranteed Amount by $10,300. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000, the charge for Lincoln Lifetime IncomeSM Advantage will change to the current charge in effect on the next Benefit Year anniversary. The charge will never exceed the guaranteed maximum annual charge. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.
The following example demonstrates the impact of additional Purchase Payments on the Lincoln Lifetime IncomeSM Advantage charge:
Initial Purchase Payment	$100,000
Additional Purchase Payment in Year 2	$95,000	No change to charge
Additional Purchase Payment in Year 3	$50,000	Charge will be the then current charge
Additional Purchase Payment in Year 4	$25,000	Charge will be the then current charge
Each withdrawal reduces the Guaranteed Amount as discussed below.
Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments, and applicable Bonus Credits, Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount. In addition, the percentage charge may change when cumulative Purchase Payments exceed $100,000 and also when Automatic Annual Step-ups occur as discussed below. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge.
5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus Purchase Payments and any applicable Bonus Credits received in the preceding Benefit Year, will be increased by 5% if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under 86 and the rider is within the 10 year period described below. Additional Purchase Payments and any Bonus Credits must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that Purchase Payment (and Bonus Credit). Any Purchase Payments and Bonus Credits made within the first 90 days after the effective date of the rider will be included in the Guaranteed Amount for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.
Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value including a Maximum Annual Withdrawal Amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount:
Initial Purchase Payment = $100,000; Bonus Credit of 4% = $4,000; Guaranteed Amount = $104,000
Additional Purchase Payment on day 30 = $15,000; Bonus Credit of 4% = $600; Guaranteed Amount = $119,600
Additional Purchase Payment on day 95 = $10,000; Bonus Credit of 4% = $400; Guaranteed Amount = $130,000
On the first Benefit Year anniversary, the Guaranteed Amount will never be less than $135,980 ($119,600 times 105% = $125,580 plus $10,400). The $10,000 Purchase Payment and $400 Bonus Credit on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year anniversary.
The 5% Enhancement will be in effect for 10 years from the effective date of the rider. The 5% Enhancement will cease upon the death of the Contractowner/Annuitant or upon the death of the survivor of the Contractowner or spouse (if joint life option is in effect) or when the oldest of these individuals reaches age 86. A new 10-year period will begin each time an Automatic Annual Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10,000,000. For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the rider, and a new 15-year period will begin following each Automatic Annual Step-up.
Any withdrawal from the Contract Value limits the 5% Enhancement as follows:
a.	The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during that Benefit Year. The 5% Enhancement will occur on the following

Benefit Year anniversary if no other withdrawals are made from the contract and the rider is within the 10-year period as long as the Contractowner/Annuitant (single life option) is 59½ or older or the Contractowner and spouse (joint life option) are age 65 or older.
b.	If the Contractowner/Annuitant (single life option) is under age 59½ or the Contractowner or spouse (joint life option) is under age 65, and a withdrawal is made from the contract, the 5% Enhancement will not occur again until an Automatic Annual Step-Up to the Contract Value (as described below) occurs.
An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.
If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit Year anniversary, your percentage charge for the rider will not change. However, the amount you pay for the rider will increase since the charge for the rider is based on the Guaranteed Amount. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge.
Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) are both still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary is greater than the Guaranteed Amount after the 5% Enhancement (if any) or 200% Step-up (if any, as described below).
Each time the Guaranteed Amount is stepped up to the current Contract Value as described above, your percentage charge for the rider will be the current charge for the rider, not to exceed the guaranteed maximum charge. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge.
If your percentage rider charge is increased upon an Automatic Annual Step-up, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. If you decline the Automatic Annual Step-up, you will receive the 200% Step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 10-year period for 5% Enhancements will not begin. You may not decline the Automatic Annual Step-up, if applicable, if your additional Purchase Payments would cause your charge to increase. See the earlier Guaranteed Amount section.
Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments and issue age above 59½ (single life) or 65 (joint life):
	Contract Value	Guaranteed Amount	Potential for Charge to Change	Length of 5% Enhancement Period
Initial Purchase Payment $50,000 + 3% Bonus Credit	$51,500	$51,500	No	10
1st Benefit Year Anniversary	$54,000	$54,075	No	9
2nd Benefit Year Anniversary	$53,900	$56,779	No	8
3rd Benefit Year Anniversary	$57,000	$59,618	No	7
4th Benefit Year Anniversary	$64,000	$64,000	Yes	10
On the 1st Benefit Year anniversary, the 5% Enhancement increased the Guaranteed Amount to $54,075 since the increase in the Contract Value ($2,500) is less than the 5% Enhancement amount of $2,575 (5% of $51,500). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,075 = $2,704). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,779 = $2,839). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,981 (5% of $59,618) and a new 10-year Enhancement period began.
An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.
Step-up to 200% of the initial Guaranteed Amount. For Contractowners who purchase Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009, on the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 65, or the rider has been in effect for 10 years, whichever event is later, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount (plus any Purchase Payments, including Bonus Credits, made within 90 days of rider election), less any withdrawals, if this would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% Step-up applies.) This Step-up will not occur if:
1.	any withdrawal was made prior to age 59½ (single life) or age 65 (joint life);

2.	an Excess Withdrawal (defined below) has occurred; or
3.	cumulative withdrawals totaling more than 10% of the initial Guaranteed Amount (plus Purchase Payments and applicable Bonus Credits within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).
For example, assume the initial Guaranteed Amount is $208,000. A $10,400 Maximum Annual Withdrawal was made at age 65 and at age 66. If one more $10,400 Maximum Annual Withdrawal was made at age 67, the Step-up would not be available since withdrawals cannot exceed $20,800 (10% of $208,000).
If you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009, you will not be eligible to receive the 200% Step-up of the Guaranteed Amount until the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 70, or the rider has been in effect for 10 years, whichever event is later.
This Step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus Purchase Payments and applicable Bonus Credits within 90 days of rider election). Required minimum distributions (RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum Annual Withdrawal Amount section below.
This Step-up will not cause a change to the percentage charge for your rider. However, the amount you pay for the rider will increase since the charge is based on the Guaranteed Amount. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge.
The following example demonstrates the impact of this Step-up on the Guaranteed Amount:
Initial Purchase Payment at age 55 = $200,000; Bonus Credit of $8,000; Guaranteed Amount =$208,000; Initial Maximum Annual Withdrawal amount = $10,400.
After 10 years, at age 65, the Guaranteed Amount is $283,232 (after applicable 5% Enhancements and two withdrawals of $10,400) and the Contract Value is $250,000. Since the Guaranteed Amount is less than $374,400 ($208,000 initial Guaranteed Amount reduced by the two $10,400 withdrawals times 200%), the Guaranteed Amount is increased to $374,400.
The 200% Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.
Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your (Contractowner) lifetime (single life option) or the lifetimes of you and your spouse (joint life option)as long as you are at least age 59½ (single life option) or you and your spouse are both at least age 65 (joint life option) and your Maximum Annual Withdrawal amount is greater than zero.
On the effective date of the rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue automatically for your life (and your spouse if applicable under the joint life option) under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.
Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year and Lincoln Lifetime IncomeSM Advantage Plus is not available (see below). Withdrawals may also negatively impact the 200% Step-up (see above).
The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value.
The Maximum Annual Withdrawal amount will be doubled, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 59½ or older or the Contractowner and spouse (joint life option), are both age 65 or older, and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider (36 months or more for Contractowners who purchased this rider prior to January 20, 2009), the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Maximum Annual Withdrawal amount will be reduced by 50% starting after the next Benefit Year anniversary.
The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. For riders purchased on or after January 20, 2009, the admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States.
The remaining references to the 5% Maximum Annual Withdrawal amount also include the Nursing Home Enhancement Maximum Annual Withdrawal amount.
The Maximum Annual Withdrawal amount is increased by 5% of any additional Purchase Payments and Bonus Credits. For example, if the Maximum Annual Withdrawal amount of $2,575 (5% of $51,500 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made (which receives a 3% Bonus Credit), the new Maximum Annual Withdrawal amount is $3,090 ($2,575 + 5% of $10,300).
5% Enhancements, Automatic Annual Step-ups and the 200% Step-up will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Automatic Annual Step-up or 200% Step-up; or
b.	5% of the Guaranteed Amount on the Benefit Year anniversary.
See the chart below for examples of the recalculation.
The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage under all Lincoln Life contracts (or contracts issued by our affiliates) applicable to you (or your spouse if joint life option) can never exceed 5% of the maximum Guaranteed Amount.
Withdrawals after age 59½ (Single Life Option) or age 65 (Joint Life Option). If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) after age 59½ (single life) or age 65 (joint life) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2.	the Maximum Annual Withdrawal amount will remain the same.
The impact of withdrawals prior to age 59½ or age 65 will be discussed later in this section. The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional Purchase Payments and the Contractowner (single life) is older than 59½ and the Contractowner and spouse (joint life) are both older than 65):
	Contract Value	Guaranteed Amount	Maximum Annual Withdrawal Amount
Initial Purchase Payment $50,000 + 3% Bonus Credit	$51,500	$51,500	$2,575
1st Benefit Year anniversary	$54,000	$54,000	$2,700
2nd Benefit Year anniversary	$51,000	$51,300	$2,700
3rd Benefit Year anniversary	$57,000	$57,000	$2,850
4th Benefit Year anniversary	$64,000	$64,000	$3,200
The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (1st, 3rd and 4th anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.
Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges. Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract; and
3.	No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph).
If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).

Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters.
Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:
1.	The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.
2.	The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the proportionate reduction for the Excess Withdrawal); and
3.	The 200% Step-up will never occur.
The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,102 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal amount = $5,200 (5% of the initial Guaranteed Amount of $104,000)
After a $12,000 Withdrawal ($5,200 is within the Maximum Annual Withdrawal amount, $6,800 is the Excess Withdrawal):
The Contract Value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,200:
Contract Value = $54,800
Guaranteed Amount = $79,800
The Contract Value is reduced by the $6,800 Excess Withdrawal and the Guaranteed Amount is reduced by 12.41%, the same proportion that the Excess Withdrawal reduced the $54,800 Contract Value ($6,800 / $54,800)
Contract Value = $48,000
Guaranteed Amount = $69,898 ($79,800 X 12.41% = $9,902; $79,800 - $9,902 = $69,898)
Maximum Annual Withdrawal amount = $3,494.89 (5% of $69,898)
In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value.
The portion of Excess Withdrawals attributed to Purchase Payments (and not Bonus Credits) will be subject to surrender charges unless one of the waiver of surrender charge provisions set forth in your prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $5,200 Maximum Annual Withdrawal amount is not subject to surrender charges; the $6,800 Excess Withdrawal may be subject to surrender charges. See Charges and Other Deductions – Surrender Charges. Withdrawals attributed to bonus credits are not subject to surrender charges.
Withdrawals before age 59½/65. If any withdrawal is made prior to the time the Contractowner, is age 59½ (single life) or the Contractowner and spouse (joint life) are both age 65, including withdrawals equal to Maximum Annual Withdrawal amounts, the following will occur:
1.	The Guaranteed Amount will be reduced in the same proportion that the entire withdrawal reduced the Contract Value (this means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction);
2.	The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount;
3.	The 5% Enhancement to the Guaranteed Amount is not available until after the next Automatic Annual Step-up to the Contract Value occurs. This Automatic Annual Step-up will not occur until the Contract Value exceeds the Guaranteed Amount on a Benefit Year anniversary. (See the 5% Enhancement section above); and
4.	The 200% Step-up will never occur.
The following is an example of the impact of a withdrawal prior to age 59½ for single or age 65 for joint:
•	$100,000 Purchase Payment + $4,000 Bonus Credit
•	$104,000 Guaranteed Amount
•	A 10% market decline results in a Contract Value of $93,600
•	$5,200 Maximum Annual Withdrawal amount

If a $5,000 withdrawal is made before age 59½, the Guaranteed Amount will be $98,444 ($104,000 reduced by 5.34% ($5,000/$93,600) and the new Maximum Annual Withdrawal amount is $4,922 (5% times $98,444). Surrender charges will apply unless one of the waiver of surrender charge provisions is applicable. See Charges and Other Deductions – Surrender Charges.
In a declining market, withdrawals prior to age 59½ (or 65 if Joint Life) may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.
Lincoln Lifetime IncomeSM Advantage Plus. If you have purchased Lincoln Lifetime IncomeSM Advantage Plus, (“Plus Option”), on the seventh Benefit Year anniversary, you may elect to receive an increase in your Contract Value equal to the excess of your initial Guaranteed Amount, (plus any Purchase Payments and applicable Bonus Credits made within 90 days of the rider effective date) over your current Contract Value. Making this election will terminate the Plus Option as well as Lincoln Lifetime IncomeSM Advantage and the total charge for this rider and you will have no further rights to Maximum Annual Withdrawal amounts or any other benefits under this rider. You have 30 days after the seventh Benefit Year anniversary to make this election, but you will receive no more than the difference between the Contract Value and the initial Guaranteed Amount (plus any Purchase Payments within 90 days of the rider effective date) on the seventh Benefit Year anniversary. If you choose to surrender your contract at this time, any applicable surrender charges will apply.
You may not elect to receive an increase in Contract Value if any withdrawal is made, including Maximum Annual Withdrawal amounts or RMDs, prior to the seventh Benefit Year anniversary. If you make a withdrawal prior to the seventh Benefit Year anniversary, the charge for this Plus Option (in addition to the Lincoln Lifetime IncomeSM Advantage charge) will continue until the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed from your contract and the charge for your Lincoln Lifetime IncomeSM Advantage will continue.
If you do not elect to exercise the Plus Option, after the seventh Benefit Year anniversary, your Lincoln Lifetime IncomeSM Advantage and its charge will continue and the Plus Option 0.15% charge will be removed from your contract.
The following example illustrates the Plus Option upon the seventh Benefit Year anniversary:
Initial Purchase Payment of $100,000 with a 4% Bonus Credit of $4,000; Initial Guaranteed Amount of $104,000.
On the seventh Benefit Year anniversary, if the current Contract Value is $90,000; the Contractowner may choose to have $14,000 placed in the contract and the Plus Option (including the right to continue Lincoln Lifetime IncomeSM Advantage) will terminate at that time.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option you have limited investment options until the seventh Benefit Year anniversary as set forth in the Investment Requirements section of this prospectus. After the seventh Benefit Year anniversary, you may invest in other Subaccounts in your contract, subject to the Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal amount, because you have reached the maturity date of the contract, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.
The Maximum Annual Withdrawal Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount (including the Nursing Home Enhancement if you qualify) for your life or the life of you and your spouse for the joint life option.
If the Contract Value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.
If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, your Beneficiary may be eligible for a final payment upon death of the single life or surviving joint life. To be eligible the Death Benefit option in effect immediately prior to the exercise of the Maximum Annual Withdrawal Amount Annuity Payout Option must not be the Account Value Death Benefit.
The final payment is equal to the sum of all Purchase Payments, decreased by withdrawals in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the Purchase Payments dollar for dollar. If your Death Benefit option in effect immediately prior to the Maximum Annual Withdrawal Amount Annuity Payout Option provided for deduction for withdrawals on a dollar for dollar basis, then any withdrawals that occurred prior to the election of Lincoln Lifetime IncomeSM Advantage will reduce the sum of all Purchase Payments on a dollar for dollar basis.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Guaranteed Amount or any other Death Benefit upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.
Upon the first death under the joint life option, the lifetime payout of the Maximum Annual Withdrawal amount will continue for the life of the surviving spouse. The 5% Enhancement, 200% Step-up, Lincoln Lifetime IncomeSM Advantage Plus and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.
Impact of Divorce on Joint Life Option. After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
Termination. After the seventh anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
•	Upon exercise of the Lincoln Lifetime IncomeSM Advantage Plus option to receive an increase in the Contract Value equal to the excess of your initial Guaranteed Amount over the Contract Value;
•	on the Annuity Commencement Date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);
•	if the Contractowner or Annuitant is changed (except if the surviving spouse under the joint life option assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the death under the single life option or the death of the surviving spouse under the joint life option;
•	when the Maximum Annual Withdrawal amount is reduced to zero; or
•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
i4LIFE® Advantage Option. i4LIFE® Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic Regular Income Payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a Death Benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for purchase at the time you elect i4LIFE® Advantage. Depending on a person's age and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Maximum Annual Withdrawal amounts under Lincoln Lifetime IncomeSM Advantage. You cannot have both i4LIFE®Advantage and Lincoln Lifetime IncomeSM Advantage in effect on your contract at the same time.
Contractowners with an active Lincoln Lifetime IncomeSM Advantage may decide to terminate Lincoln Lifetime IncomeSM Advantage and purchase i4LIFE® Advantage since i4LIFE® Advantage will provide a different income stream. If this decision is made, the Contractowner can use any remaining Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE® Advantage. Owners of the Lincoln Lifetime IncomeSM Advantage rider are guaranteed the ability to purchase i4LIFE® Advantage Guaranteed Income Benefit in the future even if it is no longer generally available for purchase. Owners of Lincoln Lifetime IncomeSM Advantage are also guaranteed that the annuity factors that are used to calculate the initial Guaranteed Income Benefit under i4LIFE® Advantage will be the annuity factors in effect as of the day they purchased Lincoln Lifetime IncomeSM Advantage. In addition, owners of Lincoln Lifetime IncomeSM Advantage may in the future purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase Lincoln Lifetime IncomeSM Advantage.
i4LIFE® Advantage Guaranteed Income Benefit for Lincoln Lifetime IncomeSM Advantage purchasers must be elected before the Annuity Commencement Date and by age 99 for nonqualified contracts or age 85 for qualified contracts. See i4LIFE® Advantage Guaranteed Income Benefit sections of this prospectus. The charges for these benefits will be the current charge for new purchasers in effect for the i4LIFE® Advantage and the current Guaranteed Income Benefit charge in effect for prior purchasers of Lincoln Lifetime IncomeSM Advantage at the time of election of these benefits. If you use your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE® Advantage and the Guaranteed Income Benefit in effect for at least 3 years.
Below is an example of how the Guaranteed Amount from Lincoln Lifetime IncomeSM Advantage is used to establish the Guaranteed Income Benefit with i4LIFE® Advantage.

Prior to i4LIFE® Advantage election:
Contract Value = $100,000
Guaranteed Amount = $150,000
After i4LIFE®Advantage election:
Regular Income Payment = $6,700 per year = Contract Value divided by the i4LIFE® Advantage annuity factor
Guaranteed Income Benefit = $7,537.50 per year = Guaranteed Amount divided by Guaranteed Income Benefit Table factor applicable to owners of the Lincoln Lifetime IncomeSM Advantage rider.
Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The Death Benefit calculation for certain Death Benefit options in effect prior to the Annuity Commencement Date may change for Contractowners with an active Lincoln Lifetime IncomeSM Advantage. Certain Death Benefit options provide that all withdrawals reduce the Death Benefit in the same proportion that the withdrawals reduce the Contract Value. If you elect Lincoln Lifetime IncomeSM Advantage, withdrawals less than or equal to the Maximum Annual Withdrawal amount, after age 59½ for the single life option or age 65 for joint life option, will reduce the sum of all Purchase Payments option of the Death Benefit on a dollar for dollar basis. This applies to the Guarantee of Principal Death Benefit, and only the sum of all Purchase Payments alternative of the Enhanced Guaranteed Minimum Death Benefit or the Estate Enhancement Benefit, whichever is in effect. See The Contracts – Death Benefits. Any Excess Withdrawals and all withdrawals prior to age 59½ for single life or age 65 for joint life will reduce the sum of all Purchase Payments in the same proportion that the withdrawals reduced the Contract Value under any Death Benefit option in which proportionate withdrawals are in effect. This change has no impact on Death Benefit options in which all withdrawals reduce the Death Benefit calculation on a dollar for dollar basis. The terms of your contract will describe which method is in effect for your contract.
The following example demonstrates how a withdrawal will reduce the Death Benefit if both the Enhanced Guaranteed Minimum Death Benefit (EGMDB) and Lincoln Lifetime IncomeSM Advantage are in effect when the Contractowner dies. Note that this calculation applies only to the sum of all Purchase Payments calculation and not for purposes of reducing the highest anniversary Contract Value under the EGMDB:
Contract Value before withdrawal $80,000
Maximum Annual Withdrawal Amount $ 5,000
Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:
a)	Contract Value $80,000
b)	Sum of Purchase Payments $100,000
c)	Highest anniversary Contract Value $150,000
Withdrawal of $9,000 will impact the Death Benefit calculations as follows:
a)	$80,000 - $9,000 = $71,000 (Reduction $9,000)
b)	$100,000 - $5,000 = $95,000 (dollar for dollar reduction of Maximum Annual Withdrawal amount)
$95,000 - $5,067 = $89,933 [$95,000 times ($4,000/$75,000) = $5,067] Proportionate reduction of Excess Withdrawal. Total reduction = $10,067.
c)	$150,000 - $16,875 = $133,125 [$150,000 times $9,000/$80,000 = $16,875] The entire $9,000 withdrawal reduces the Death Benefit option proportionately. Total reduction = $16,875.
Item c) provides the largest Death Benefit of $133,125.
Lincoln Lifetime IncomeSM Advantage is no longer available for purchase.
Lincoln SmartSecurity® Advantage
The Lincoln SmartSecurity® Advantage rider is no longer available for purchase. Lincoln SmartSecurity® Advantage provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial Purchase Payment plus the amount of any Bonus Credit applicable to that Purchase Payment (or Contract Value if elected after contract issue) adjusted for subsequent Purchase Payments, any Bonus Credits, step-ups and withdrawals in accordance with the provisions set forth below. There are two different options that step-up the Guaranteed Amount to a higher level (the Contract Value at the time of the step-up):
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up or
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up

Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up, the Contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value, if higher, on each Benefit Year anniversary through the 10th anniversary. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, the Contractowner can also initiate additional ten-year periods of automatic step-ups.
You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single life or joint life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse (when available in your state). These options are discussed below in detail.
If you own this rider, you are limited in how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements in this prospectus.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the Contractowner elects to step-up the Guaranteed Amount (this does not include automatic annual step-ups within a ten-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next Valuation Date after notice of the step-up is approved by us.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when and how you elected the benefit. If you elected the benefit at the time you purchased the contract, the Guaranteed Amount equaled your initial Purchase Payment plus the amount of any Bonus Credit. If you elected the benefit after we issued the contract, the Guaranteed Amount equaled the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option. This maximum takes into consideration the combined guaranteed amounts of all Living Benefit Riders under all Lincoln New York contracts (or contracts issued by our affiliates) owned by you (or on which you or your spouse if joint owner are the Annuitant).
Additional Purchase Payments and Bonus Credits automatically increase the Guaranteed Amount by the amount of the Purchase Payment and Bonus Credit (not to exceed the maximum); for example, a $10,000 additional Purchase Payment, which receives a 3% Bonus Credit will increase the Guaranteed Amount by $10,300. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero.
Each withdrawal reduces the Guaranteed Amount as discussed below.
Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments and step-ups are made and any Bonus Credits are received, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount.
Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary up to and including the tenth Benefit Year if:
a. the Contractowner or joint owner is still living; and
b. the Contract Value as of the Valuation Date, after the deduction of any withdrawals (including any surrender charges and other deductions), the rider charge and account fee plus any Purchase Payments and any Bonus Credits made on that date is greater than the Guaranteed Amount immediately preceding the Valuation Date.
After the tenth Benefit Year anniversary, you may initiate another ten-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:
a. each Contractowner and Annuitant is under age 81; and
b. the Contractowner or joint owner is still living.
If you choose, we will administer this election for you automatically, so that a new ten-year period of step-ups will begin at the end of each prior ten-year step-up period.
Following is an example of how the step-ups work in the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, (assuming no withdrawals or additional Purchase Payments):

	Contract Value	Guaranteed Amount
Initial Purchase Payment $50,000 (3% Bonus Credit)	$51,500	$51,500
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$54,000
3rd Benefit Year anniversary	$57,000	$57,000
Annual step-ups, if the conditions are met, will continue until (and including) the 10th Benefit Year anniversary. If you had elected to have the next ten-year period of step-ups begin automatically after the prior ten-year period, annual step-ups, if conditions are met, will continue beginning on the 11th Benefit Year anniversary.
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the fifth anniversary of the rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the Contract Value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.
Under both the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up and the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up options, Contractowner elected step-ups (other than automatic step-ups) will be effective on the next valuation date after we receive your request and a new Benefit Year will begin. Purchase Payments, any Bonus Credits and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.
A Contractowner elected step-up (including Contractowner step-ups that we administer for you to begin a new ten-year step-up period) may cause a change in the percentage charge for this benefit. There is no change in the percentage charge when automatic, annual step-ups occur during a ten-year period. See Rider Charges - Lincoln SmartSecurity® Advantage Charge.
Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero. On the effective date of the rider, the Maximum Annual Withdrawal amount is:
•	7% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option and
•	5% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option.
If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional Purchase Payments and any Bonus Credits. For example, if the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,575 (5% of $51,500 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made (which receives a 3% Bonus Credit), the new Maximum Annual Withdrawal amount is $3,090 ($2,575 + 5% of $10,300). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal amount to the greater of:
a. the Maximum Annual Withdrawal amount immediately prior to the step-up; or
b. 7% or 5% (depending on your option) of the new (stepped-up) Guaranteed Amount.
If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:
1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2. the Maximum Annual Withdrawal amount will remain the same.
Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges or the Interest Adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts – Fixed Side of the Contract. If the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in the form of systematic installments, as calculated by Lincoln, of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this Contract Value. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters.
When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:
1. The Guaranteed Amount is reduced to the lesser of:
•	the Contract Value immediately following the withdrawal, or
•	the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.
2. The Maximum Annual Withdrawal amount will be the least of:

•	the Maximum Annual Withdrawal amount immediately prior to the withdrawal; or
•	the greater of:
•	7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
•	7% or 5% (depending on your option) of the Contract Value immediately following the withdrawal; or
•	the new Guaranteed Amount.
The following example of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, demonstrates the impact of a withdrawal in excess of the Maximum Annual Withdrawal amount on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 withdrawal caused a $29,400 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $82,400
Maximum Annual Withdrawal = $5,200 (5% of the initial Guaranteed Amount of $104,000)
    Initial Guaranteed Amount of $104,000 equals $100,000 Purchase Payment and 4% Bonus Credit
After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650
The Guaranteed Amount was reduced to the lesser of the Contract Value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($82,400 - $7,000 = $75,400).
The Maximum Annual Withdrawal amount was reduced to the least of:
1) Maximum Annual Withdrawal amount prior to the withdrawal ($5,200); or
2) The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the Contract Value following the withdrawal ($2,650); or
3) The new Guaranteed Amount ($53,000).
The least of these three items is $2,650.
In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.
Withdrawals in excess of the Maximum Annual Withdrawal amount will be subject to surrender charges and an Interest Adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the Interest Adjustment calculation.
Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up single or joint life options and not the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option or the prior version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (Contractowner) lifetime (if you purchase the single life option) or for the lifetimes of you (Contractowner) and your spouse (if the joint life option is purchased), as long as:
1) No withdrawals are made before you (and your spouse if a joint life) are age 65; and
2) An excess withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.
If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.
If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:
1) If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the Contract Value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or
2) The Contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first Valuation Date following the Benefit Year anniversary and will be based on the Guaranteed

Amount as of that Valuation Date. This will reduce your Maximum Annual Withdrawal amount. A Contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:
a. the Contractowner (and spouse if applicable) is age 65;
b. the contract is currently within a ten-year automatic step-up period described above (or else a Contractowner submits a step-up request to start a new ten-year automatic step-up period) (the Contractowner must be eligible to elect a step-up i.e. all Contractowners and the annuitant must be alive and under age 81); and
c. you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.
As an example of these two situations, if you purchased an annuity with the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up with $100,000 (and received a Bonus Credit of 4%), your initial Guaranteed Amount is $104,000 and your initial Maximum Annual Withdrawal amount is $5,200. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $99,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or owner-elected) causes the Guaranteed Amount to equal or exceed $104,000, then the Maximum Annual Withdrawal amount of $5,200 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a ten-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount, 5% of $99,000 is $4,950. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless excess withdrawals are made.
The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. If the contract is surrendered, the Contractowner will receive the Contract Value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.
Guaranteed Amount Annuity Payout Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payout Option is available. The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero (or until death if the lifetime Maximum Annual Withdrawal is in effect) and your contract terminates. This may result in a partial, final payment. You would consider this option only if your Contract Value is less than the Guaranteed Amount (and you don't believe the Contract Value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero (or until death if the lifetime Maximum Annual Withdrawal is in effect).
If the Contract Value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.
Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the Contractowners or annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.
Upon the death of the single life under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new single life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for new purchases of the single life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider: 1) the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount; 2) whether it is important to have Maximum Annual Withdrawal amounts for life versus the remainder of the prior Guaranteed Amount; and 3) the cost of the single life option.

Upon the first death under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up - joint life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's Beneficiary elects to take the annuity Death Benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse Beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the joint life option to the single life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for new purchases of the single life option. In deciding whether to make this change, the surviving spouse should consider: 1) if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the cost of the single life option is less than the cost of the joint life option.
If the surviving spouse of the deceased Contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, will apply to the spouse as the new Contractowner. Under the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option, the new Contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new Contractowner must meet all conditions for a step-up.
If a non-spouse Beneficiary elects to receive the Death Benefit in installments over life expectancy (thereby keeping the contract in force), the Beneficiary may continue the Lincoln SmartSecurity® Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the Contract Value declines below the Guaranteed Amount (as adjusted for withdrawals of Death Benefit payments), the Beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the Death Benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this rider. If there are multiple Beneficiaries, each Beneficiary will be entitled to continue a share of the Lincoln SmartSecurity® Advantage equal to his or her share of the Death Benefit.
Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may change from a joint life option to a single life option (if the Contractowner is under age 81) at the current rider charge for new sales of the single life option. At the time of the change, the Guaranteed Amount will be reset to the current Contract Value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.
After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
Termination. After the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent Contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the Contractowner may terminate the rider by notifying us in writing. Lincoln SmartSecurity® Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
•	upon the election of i4LIFE® Advantage;
•	if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
•	when a withdrawal in excess of the Maximum Annual Withdrawal amount reduces the Guaranteed Amount to zero; or
•	Upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
i4LIFE® Advantage Option. Contractowners with an active Lincoln SmartSecurity® Advantage who decide to terminate the Lincoln SmartSecurity® Advantage rider and purchase i4LIFE® Advantage can use any remaining Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE® Advantage terms and charge in effect at the time of the i4LIFE® Advantage election. Contractowners may consider this if i4LIFE® Advantage will provide a higher payout amount, among other reasons. There are many factors to consider when making this decision, including the cost of the riders, the payout amounts, applicable guarantees and applicable Investment Requirements. You should discuss this decision with your registered representative. See i4LIFE® Advantage.

4LATER® Advantage
4LATER® Advantage (or “4LATER®”) is a rider that protects against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. You must elect i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit to receive a benefit from 4LATER® Advantage. Election of these riders will limit how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements. See Charges and Other Deductions for a discussion of the 4LATER® Advantage charge. The 4LATER® Advantage rider is no longer available for purchase.
4LATER® Advantage Before Payouts Begin
The following discussion applies to 4LATER® Advantage during the accumulation phase of your annuity, referred to as 4LATER®. This is prior to the time any payouts begin under i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit.
Income Base. The Income Base is a value established when you purchase 4LATER® and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a Death Benefit. If you elect 4LATER® at the time you purchase the contract, the Income Base initially equals the Purchase Payments and any Bonus Credits. If you elect 4LATER® after we issue the contract, the Income Base will initially equal the Contract Value on the 4LATER® Effective Date. Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payments and any Bonus Credits. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional Purchase Payments and withdrawals as described in the future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current Contract Value if your Contract Value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln Life automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE® Advantage and establish the 4LATER® Guaranteed Income Benefit, the Income Base (if higher than the Contract Value) is used in the 4LATER® Advantage Guaranteed Income Benefit calculation.
Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER® Effective Date, or on the date of any reset of the Income Base to the Contract Value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for Purchase Payments, corresponding Bonus Credits, and withdrawals) to equal the future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current Contract Value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.
Future Income Base. 4LATER® provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE® Advantage is elected, you terminate 4LATER® or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the future Income Base. The 4LATER® charge will then be assessed on this newly adjusted Income Base, but the percentage charge will not change.
Any Purchase Payment made after the 4LATER® Effective Date, but within 90 days of the contract effective date, will increase the future Income Base by the amount of the Purchase Payment and corresponding Bonus Credit, plus 15% of that Purchase Payment and Bonus Credit.
Example:
Initial Purchase Payment and corresponding Bonus Credit	$104,000
Purchase Payment and corresponding Bonus Credit 60 days later	$10,400
Income Base	$114,400
Future Income Base (during the 1st Waiting Period)	$131,560	($114,400 x 115%)
Income Base (after 1st Waiting Period)	$131,560
New Future Income Base (during 2nd Waiting Period)	$151,294	($131,560 x 115%)
Any Purchase Payments made after the 4LATER® Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the Purchase Payment and corresponding Bonus Credit plus 15% of that Purchase Payment and corresponding Bonus Credit proportionately for the number of full years remaining in the current Waiting Period.

Example:
Income Base	$104,000
Purchase Payment and corresponding Bonus Credit in Year 2	$10,400
New Income Base	$114,400
Future Income Base (during 1st Waiting Period-Year 2)	$130,520	($104,000 x 115%) + ($10,400 x 100%) +
		(10,400 x 15% x 1/3)
Income Base (after 1st Waiting Period)	$130,520
New Future Income Base (during 2nd Waiting Period)	$150,098	(130,520 x 115%)
Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
During any subsequent Waiting Periods, if you elect to reset the Income Base to the Contract Value, the Future Income Base will equal 115% of the Contract Value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current Contract Value below.
In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the Contractowner to establish a 4LATER® Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.
Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER® Effective Date. The Maximum Income Base will be increased by 200% of any additional Purchase Payments and corresponding Bonus Credits. In all circumstances, the Maximum Income Base can never exceed $10,000,000. This maximum takes into consideration the combined Income Bases for all Lincoln Life contracts (or contracts issued by our affiliates) owned by you or on which you are the Annuitant.
After a reset to the current Contract Value, the Maximum Income Base will equal 200% of the Contract Value on the Valuation Date of the reset not to exceed $10,000,000.
Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
Example:
Income Base	$104,000	Maximum Income Base	$208,000
Purchase Payment and corresponding Bonus Credit in Year 2	$ 10,400	Increase to Maximum Income Base	$ 20,800
New Income Base	$114,400	New Maximum Income Base	$228,800
Future Income Base after Purchase Payment	$130,520	Maximum Income Base	$228,800
Income Base (after 1st Waiting Period)	$130,520
Future Income Base (during 2nd Waiting Period)	$150,098	Maximum Income Base	$228,800
Contract Value in Year 4	$112,000
Withdrawal of 10%	$ 11,200
After Withdrawal (10% adjustment)
Contract Value	$100,800
Income Base	$117,468
Future Income Base	$135,088	Maximum Income Base	$205,920
Resets of the Income Base to the current Contract Value (“Resets”). You may elect to reset the Income Base to the current Contract Value at any time after the initial Waiting Period following: (a) the 4LATER® Effective Date or (b) any prior reset of the Income Base. Resets are subject to a maximum of $10,000,000 and the Annuitant must be under age 81. You might consider resetting the Income Base if your Contract Value has increased above the Income Base (including the 15% automatic Enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the Contract Value, the 15% automatic Enhancement will not apply until the end of the next Waiting Period.
This reset may be elected by sending a written request to our Home Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the Contract Value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the Contract Value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE® Advantage, the Annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the Contract Value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home Office.
At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge will change to the current charge in effect at the time of the reset, not to exceed the guaranteed maximum charge. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us.
We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER® Effective Date and starting with each anniversary of the 4LATER® Effective Date after that. If the Contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.
NOTE: If you plan to elect i4LIFE® Advantage within three years of the issue date of 4LATER® Advantage, you will not receive the benefit of the Future Income Base.
4LATER® Guaranteed Income Benefit
When you are ready to elect i4LIFE® Advantage Regular Income Payments, the greater of the Income Base accumulated under 4LATER® or the contract value will be used to calculate the 4LATER® Guaranteed Income Benefit. The 4LATER® Guaranteed Income Benefit is a minimum payout floor for your i4LIFE® Advantage Regular Income Payments.
The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or Contract Value (or Guaranteed Amount if applicable) on the Periodic Income Commencement Date, by 1000 and multiplying the result by the rate per $1,000 from the Guaranteed Income Benefit Table in your 4LATER® rider. If the Contract Value is used to establish the 4LATER® Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE® Advantage Regular Income Payment (which is also based on the Contract Value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the Contract Value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE® Advantage Regular Income Payment.
If the amount of your i4LIFE® Advantage Regular Income Payment (which is based on your i4LIFE® Advantage Account Value) has fallen below the 4LATER® Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER® Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER® Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE® Advantage Regular Income Payment. If your Regular Income Payment is less than the 4LATER® Guaranteed Income Benefit, we will reduce your i4LIFE® Advantage Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the 4LATER® Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the Subaccounts and the fixed account proportionately according to your investment allocations.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
If your Account Value reaches zero as a result of withdrawals to provide the 4LATER® Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER® Guaranteed Income Benefit.
When your Account Value reaches zero, your i4LIFE® Advantage Access Period will end and the i4LIFE® Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER® Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your Death Benefit. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER® Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living (i.e., the i4LIFE® Advantage Lifetime Income Period). If your Account Value equals zero, no Death Benefit will be paid.
If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the 4LATER® Guaranteed Income Benefit, the 4LATER® Guaranteed Income Benefit will never come into effect.

The 4LATER® Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current Regular Income Payment, if that result is greater than the immediately prior 4LATER® Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary for 15 years. At the end of a 15-year step-up period, the Contractowner may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln Life administer this election for you. At the time of a reset of the 15 year period, the charge for the 4LATER® Guaranteed Income Benefit will become the current charge up to the guaranteed maximum charge of 1.50% (i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charge). After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up period occurred.
Additional Purchase Payments cannot be made to your contract after the Periodic Income Commencement Date. The 4LATER® Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your financial adviser.
Impacts to i4LIFE® Advantage Regular Income Payments. At the time you elect i4LIFE® Advantage, you also select the Access Period. See i4LIFE® Advantage – Access Period. Generally, shorter Access Periods will produce a higher initial i4LIFE® Advantage Regular Income Payment and higher Guaranteed Income Benefit payments than longer Access Periods. The minimum Access Period required with the 4LATER® Guaranteed Income Benefit is currently the longer of 15 years or the difference between your current age (nearest birthday) and age 85. We reserve the right to increase this minimum prior to the election of 4LATER® Advantage, subject to the terms in your rider. (Note: i4LIFE® Advantage can have a shorter Access Period if a Guaranteed Income Benefit is not provided.)
If you choose to lengthen your Access Period at a later date, thereby recalculating and reducing your Regular Income Payment, your 4LATER® Guaranteed Income Benefit will also be recalculated and reduced. The 4LATER® Guaranteed Income Benefit will be adjusted in proportion to the reduction in the Regular Income Payment. If you choose to shorten your Access Period, the 4LATER® rider will terminate.
When you make your 4LATER® Guaranteed Income Benefit and i4LIFE® Advantage elections, you must also choose an assumed investment return of 4% to calculate your i4LIFE® Advantage Regular Income Payments. Once you have elected 4LATER®, the assumed investment return rate will not change.
The following is an example of what happens when you extend the Access Period:
Assume:
i4LIFE® Advantage remaining Access Period = 10 years
Current i4LIFE® Advantage Regular Income Payment = $6,375
Current 4LATER® Guaranteed Income Benefit = $5,692
Extend Access Period 5 years:
i4LIFE® Advantage Regular Income Payment after extension = $5,355
Percentage change in i4LIFE® Advantage Regular Income Payment = $5,355 ÷ $6,375 = 84%
New 4LATER® Guaranteed Income Benefit = $5,692 x 84% = $4,781
General Provisions of 4LATER® Advantage
Termination. After the later of the third anniversary of the 4LATER® rider Effective Date or the most recent Reset, the 4LATER® rider may be terminated upon written notice to us. Prior to the Periodic Income Commencement Date, 4LATER® will automatically terminate upon any of the following events:
•	termination of the contract to which the 4LATER® rider is attached;
•	the change of or the death of the Annuitant (except if the surviving spouse assumes ownership of the contract and the role of the Annuitant upon death of the Contractowner); or
•	the change of Contractowner (except if the surviving spouse assumes ownership of the contract and the role of Annuitant upon the death of the Contractowner), including the assignment of the contract; or
•	the last day that you can elect i4LIFE® Advantage (age 85 for qualified contracts and age 99 for nonqualified contracts).
After the Periodic Income Commencement Date, the 4LATER® rider will terminate due to any of the following events:
•	the death of the Annuitant (or, the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency.
A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the 4LATER® Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified.
If you terminate the 4LATER® rider on or after the Periodic Income Commencement Date, you cannot re-elect it.

Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, Contractowners with Lincoln SmartSecurity® Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payout Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Maximum Annual Withdrawal Amount Annuity Payout Option.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.
You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
Annuity Options
The annuity options outlined below do not apply to Contractowners who have elected i4LIFE® Advantage, the Maximum Annual Withdrawal Amount Annuity Payout Option or the Guaranteed Amount Annuity Payout Option.
Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
•	the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
•	the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.
The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Home Office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Home Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.
General Information
Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Home Office. You must give us at least 30 days’ notice before the date on which you want payouts to begin. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant’s death (or surviving Annuitant’s death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:
•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.
Variable Annuity Payouts
Variable Annuity Payouts will be determined using:
•	The Contract Value on the Annuity Commencement Date, less any surrender charges on Purchase Payments made within twelve months of annuitization and applicable premium taxes;
•	The annuity tables contained in the contract;
•	The annuity option selected; and
•	The investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1.	Determine the dollar amount of the first periodic payout; then
2.	Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and
3.	Calculate the value of the Annuity Units each period thereafter.
Annuity Payouts assume an investment return of 3, 4, 5, or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your registered representative. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.
Fixed Side of the Contract
Purchase Payments , Bonus Credits and Persistency Credits allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account. Contracts issued in certain states or those contracts issued prior to June 2, 2003 may guarantee a higher minimum rate of interest. Refer to your contract for the specific guaranteed minimum interest rate applicable to your contract. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the Guaranteed Period is subject to the Interest Adjustment (see Interest Adjustment and Charges and Other Deductions). This may reduce your value upon surrender, withdrawal or transfer, but will not reduce the amount below the value it would have had if 1.50% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed account. Refer to Transfers before the Annuity Commencement Date and Transfers after the Annuity Commencement Date for additional transfer restrictions from the fixed account.
ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.
Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. Please contact your registered representative for further information.
Guaranteed Periods
The fixed account is divided into separate Guaranteed Periods, which credit guaranteed interest.
You may allocate Purchase Payments to one or more Guaranteed Periods of 1 to 10 years. We may add Guaranteed Periods or discontinue accepting Purchase Payments into one or more Guaranteed Periods at any time. The minimum amount of any Purchase Payment that can be allocated to a Guaranteed Period is $2,000. Each Purchase Payment and its corresponding Bonus Credit allocated to the fixed account will start its own Guaranteed Period and will earn a guaranteed interest rate. The duration of the Guaranteed Period affects the guaranteed interest rate of the fixed account. A Guaranteed Period ends on the date after the number of calendar years in the Guaranteed Period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the Guaranteed Period. Amounts surrendered, transferred or withdrawn prior to the end of the Guaranteed Period will be subject to the Interest Adjustment. Each Guaranteed Period Purchase Payment and its corresponding Bonus Credit will be treated separately for purposes of determining any applicable Interest Adjustment. You may transfer amounts from the fixed account to the variable Subaccount(s) subject to the following restrictions:
•	fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer amounts from the fixed account to the variable Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Any amount withdrawn from the fixed account may be subject to any applicable surrender charges, account fees and premium taxes.
We will notify the Contractowner in writing at least 30 days prior to the expiration date for any Guaranteed Period amount. A new Guaranteed Period of the same duration as the previous Guaranteed Period will begin automatically at the end of the previous Guaranteed Period, unless we receive, prior to the end of a Guaranteed Period, a written election by the Contractowner. The written election may request the transfer of the Guaranteed Period amount to a different fixed account or to a variable Subaccount from among those being offered by us. Transfers of any Guaranteed Period amount which become effective upon the date of expiration of the applicable Guaranteed Period are not subject to the limitation of twelve transfers per Contract Year or the additional fixed account transfer restrictions.
Interest Adjustment
Any surrender, withdrawal or transfer of a Guaranteed Period amount before the end of the Guaranteed Period (other than dollar cost averaging, cross-reinvestment, Maximum Annual Withdrawals under Lincoln SmartSecurity® Advantage or Regular Income Payments under i4LIFE® Advantage) will be subject to the Interest Adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the Guaranteed Period will not be subject to the Interest Adjustment. The Interest Adjustment will be applied to the amount being surrendered, withdrawn or transferred. The Interest Adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. Any transfer, withdrawal, or surrender of Contract Value from a fixed account will be increased or decreased by an Interest Adjustment, unless the transfer, withdrawal or surrender is effective:
•	during the free look period (See Return Privilege).
•	on the expiration date of a Guaranteed Period.
•	as a result of the death of the Contractowner or Annuitant.
•	subsequent to the diagnosis of a terminal illness of the Contractowner. Diagnosis of the terminal illness must be after the effective date of the contract and result in a life expectancy of less than one year, as determined by a qualified professional medical practitioner. For contracts with Bonus Credits, Purchase Payments must be invested for at least twelve months before this waiver will apply.
•	subsequent to the admittance of the Contractowner into an accredited nursing home or equivalent health care facility. Admittance into such facility must be after the effective date of the contract and continue for 90 consecutive days prior to the surrender or withdrawal. For contracts with Bonus Credits, Purchase Payments must be invested for at least twelve months before this waiver will apply.

•	subsequent to the permanent and total disability of the Contractowner if such disability begins after the effective date of the contract and prior to the 65th birthday of the Contractowner. For contracts with Bonus Credits, Purchase Payments must be invested for at least twelve months before this waiver will apply.
•	upon annuitization of the contract.
These provisions may not be applicable to your contract or available in your state. Please check with your registered representative regarding the availability of these provisions.
In general, the Interest Adjustment reflects the relationship between the yield rate in effect at the time a Purchase Payment is allocated to a Guaranteed Period under the contract and the yield rate in effect at the time of the Purchase Payment’s surrender, withdrawal or transfer. It also reflects the time remaining in the Guaranteed Period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the Purchase Payment was allocated, then the application of the Interest Adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the Purchase Payment, then the application of the Interest Adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.
The Interest Adjustment is calculated by multiplying the transaction amount by:
(1+A)[n]	–1
(1+B +K)[n]
where:
A = yield rate for a U.S. Treasury security with time to maturity equal to the Guaranteed Period, determined at the beginning of the Guaranteed Period.
B = yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the Guaranteed Period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.
K = a 0.25% adjustment (unless otherwise limited by applicable state law). This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.25% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no Interest Adjustment.
n = the number of years remaining in the Guaranteed Period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)
Straight-Line interpolation is used for periods to maturity not quoted.
See the SAI for examples of the application of the Interest Adjustment.
Small Contract Surrenders
We may surrender your contract, in accordance with the laws of your state if:
•	your Contract Value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
•	no Purchase Payments have been received for two (2) full, consecutive Contract Years; and
•	the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month (these requirements may differ in some states).
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders.
Delay of Payments
Contract proceeds from the VAA will be paid within seven days, except:
•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or

•	when the SEC so orders to protect Contractowners.
If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market sub-account until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.
Reinvestment Privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, (including previously credited bonus credits), and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.
This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home Office. You may utilize the reinvestment privilege only once. No bonus credits will apply when a reinvestment purchase occurs. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.
Amendment of Contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state’s insurance department (if required).
Distribution of the Contracts
Lincoln Financial Distributors, Inc. (“LFD”) serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively “LFN”), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us (“Selling Firms”). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer “non-cash compensation”, as defined under FINRA’s rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.
Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 6.50% of Purchase Payments. LFN may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 6.50% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.
Lincoln Life also pays for the operating and other expenses of LFN, including the following sales expenses: registered representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its registered representatives a portion of the commissions received for their sales of contracts. LFN registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN registered representatives and/or their managers qualify for such benefits. LFN registered representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 6.50% of Purchase Payments. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 6.50% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.
LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to registered representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their registered representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.
Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.
These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2014 is contained in the SAI.
Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Contractowners or the VAA. All compensation is paid from our resources, which include fees and charges imposed on your contract.
Contractowner Questions
The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the material features of the contract. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-888-868-2583.
Federal Tax Matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code (“Code”), Treasury Regulations and applicable IRS guidance to your individual situation.
Nonqualified Annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.
Tax Deferral On Earnings
Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
•	An individual must own the contract (or the Code must treat the contract as owned by an individual).
•	The investments of the VAA must be “adequately diversified” in accordance with Treasury regulations.

•	Your right to choose particular investments for a contract must be limited.
•	The Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.
Contracts Not Owned By An Individual
If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the Purchase Payments for the contract. Examples of contracts where the owner pays current tax on the contract’s earnings, Bonus Credits and Persistency Credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
•	Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
•	Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
•	Contracts acquired by an estate of a decedent;
•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.
Investments In The VAA Must Be Diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered “adequately diversified.”
Restrictions
The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, Bonus Credits, Persistency Credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.
Loss Of Interest Deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner’s spouse at the time first covered by the contract.
Age At Which Annuity Payouts Begin
The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract’s Purchase Payments , Bonus Credits, Persistency Credits and earnings. As long as annuity payments begin or are scheduled to begin on a date on which the Annuitant’s remaining life expectancy is enough to allow for a sufficient Annuity Payout period, the contract should be treated as an annuity. If the annuity contract is not treated as an annuity, you would be currently taxed on the excess of the Contract Value over the Purchase Payments of the contract.
Tax Treatment Of Payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.
Taxation Of Withdrawals And Surrenders
You will pay tax on withdrawals to the extent your Contract Value exceeds your Purchase Payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your Purchase Payments. In certain circumstances, your Purchase Payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has a Living Benefit Rider, and if the guaranteed amount under that rider immediately before a withdrawal exceeds your Contract Value, the Code may require that you include those additional amounts in your income. Please consult your tax adviser.
Taxation Of Annuity Payouts, Including Regular Income Payments
The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your Purchase Payments in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the Purchase Payment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant’s death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.
Taxation Of Death Benefits
We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.
Death prior to the Annuity Commencement Date:
•	If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
•	If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.
Death after the Annuity Commencement Date:
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the Purchase Payments not yet distributed from the contract. All Annuity Payouts in excess of the Purchase Payments not previously received are includible in income.
•	If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.
Penalty Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts
The Code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the Code),
•	you receive from an immediate annuity,
•	a Beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's “unearned income”, or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. The tax is effective for tax years after December 31, 2012. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code “D” in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Special Rules If You Own More Than One Annuity Contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the penalty tax described previously.
Loans and Assignments
Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.
Gifting A Contract
If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract’s value, you will pay tax on your Contract Value to the extent it exceeds your Purchase Payments not previously received. The new owner’s Purchase Payments in the contract would then be increased to reflect the amount included in income.
Charges for Additional Benefits
Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.
Special Considerations for Same-Sex Spouses
The U.S. Supreme Court recently held same-sex spouses who have been married under state law will now be treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Qualified Retirement Plans
We have designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called “qualified contracts.” We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax adviser.
Types of Qualified Contracts and Terms of Contracts
Qualified retirement plans may include the following:
•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan (“SEP”)
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code’s requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan’s terms and conditions, regardless of the contract’s terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.
Tax Treatment of Qualified Contracts
The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
•	Federal tax rules limit the amount of Purchase Payments that can be made, and the tax deduction or exclusion that may be allowed for the Purchase Payments. These limits vary depending on the type of qualified retirement plan and the participant’s specific circumstances (e.g., the participant’s compensation).

•	Minimum annual distributions are required under some qualified retirement plans once you reach age 70½ or retire, if later as described below.
•	Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.
Tax Treatment of Payments
The Federal income tax rules generally include distributions from a qualified contract in the participant’s income as ordinary income. These taxable distributions will include Purchase Payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for Purchase Payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.
Required Minimum Distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70½ or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70½. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.
Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of Purchase Payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.
Federal Penalty Tax on Early Distributions from Qualified Retirement Plans
The Code may impose a 10% penalty tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% penalty tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
•	Distribution received on or after the Annuitant reaches 59½
•	Distribution received on or after the Annuitant’s death or because of the Annuitant’s disability (as defined in the Code)
•	Distribution received as a series of substantially equal periodic payments based on the Annuitant’s life (or life expectancy), or
•	Distribution received as reimbursement for certain amounts paid for medical care.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income”, or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is a qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. The tax is effective for tax years after December 31, 2012. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Transfers and Direct Rollovers
As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.
Death Benefit and IRAs
Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.
Federal Income Tax Withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Our Tax Status
Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the Law
The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
Additional Information
Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.
Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instruction which we receive, it is important that each Contractowner provide their voting instructions to us. Even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, subject to fair representation requirements, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied proportionately to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account – Fund Shares.
Return Privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the Home Office at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes plus mortality and expense risk charges and administrative charges proportionately attributable to the Bonus Credits, less any Bonus Credits paid into the contract by us. In addition, if the Contract Value on the date of cancellation is less than the sum of Purchase Payments minus withdrawals, we will also return both the investment loss and fund management fees, each in an amount that is proportionately attributable to the Bonus Credits. No surrender charges or Interest Adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value, excluding the Bonus Credits during the free-look period.
For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return the greater of the Purchase Payment(s) or Contract Value as of the Valuation Date we receive the cancellation request, plus any premium taxes that had been deducted. IRA purchasers will also receive the greater of Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.
State Regulation
As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and Reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation.
A written confirmation of each transaction will be mailed to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
•	deduction of any account fee or rider charges;
•	crediting of persistency credits, if applicable;
•	any rebalancing event under Asset Allocation Models, Investment Requirements or the portfolio rebalancing service; and
•	any transfer or withdrawal under any applicable additional service: dollar cost averaging, AWS, or the cross-reinvestment service.
Cyber Security
Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Other Information
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.
Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.

Contents of the Statement of Additional Information (SAI)
for Lincoln Life Variable Annuity Account N
Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
About the S&P 500 Index
Unclaimed Property
Additional Services
Other Information
Financial Statements
For a free copy of the SAI complete the form below.
Statement of Additional Information Request Card
Lincoln ChoicePlusSM II Bonus
Lincoln Life Variable Annuity Account N

Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N Lincoln ChoicePlusSM II Bonus.
(Please Print)
Name:

Address:

City

State

Zip

Mail to The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348.

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Appendix A—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for funds in the periods ended December 31. It should be read along with the VAA’s financial statement and notes which are included in the SAI.
	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
ABVPSF Global Thematic Growth
2005	10.707	10.894	5	9.620	9.793	14	4.058	4.133	43	4.029	4.110	151	13.454	13.737	4
2006	10.894	11.591	5	9.793	10.424	10	4.133	4.402	39	4.110	4.384	148	13.737	14.667	6
2007	11.591	13.643	7	10.424	12.276	11	4.402	5.187	36	4.384	5.173	161	14.667	17.323	6
2008	13.643	7.036	2	12.276	6.334	8	5.187	2.677	32	5.173	2.674	85	17.323	8.965	2
2009	7.036	10.577	2	6.334	9.526	6	2.677	4.029	33	2.674	4.030	121	8.965	13.524	11
2010	10.577	12.313	1*	9.526	11.095	1*	4.029	4.695	32	4.030	4.704	103	13.524	15.799	7
2011	12.313	9.257	1*	11.095	8.346	1*	4.695	3.533	25	4.704	3.545	83	15.799	11.920	5
2012	9.257	10.291	1*	8.346	9.283	1*	3.533	3.932	19	3.545	3.951	56	11.920	13.297	3
2013	10.291	12.418	1*	N/A	N/A	N/A	3.932	4.749	18	3.951	4.780	54	13.297	16.103	3
2014	12.418	12.776	1*	N/A	N/A	N/A	4.749	4.891	16	4.780	4.930	32	16.103	16.625	2
ABVPSF Growth and Income(1)
2004	11.202	12.231	78	10.253	11.200	66	10.223	11.173	77	10.256	11.226	749	12.018	13.167	151
2005	12.231	12.558	85	11.200	11.506	47	11.173	11.483	67	11.226	11.556	704	13.167	13.568	185
2006	12.558	14.422	73	11.506	13.220	53	11.483	13.201	56	11.556	13.304	631	13.568	15.636	185
2007	14.422	14.846	57	13.220	13.615	37	13.201	13.603	53	13.304	13.729	561	15.636	16.152	138
2008	14.846	8.643	53	13.615	7.930	21	13.603	7.927	44	13.729	8.013	495	16.152	9.436	116
2009	8.643	10.211	48	7.930	9.374	21	7.927	9.375	40	8.013	9.490	424	9.436	11.187	83
2010	10.211	11.307	42	9.374	10.385	14	9.375	10.391	31	9.490	10.535	374	11.187	12.431	74
2011	11.307	11.773	27	10.385	10.819	13	10.391	10.830	27	10.535	10.997	319	12.431	12.990	57
2012	11.773	13.551	19	10.819	12.458	4	10.830	12.478	22	10.997	12.689	261	12.990	15.003	39
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ABVPSF International Value(2)
2006	10.205	11.828	4	N/A	N/A	N/A	N/A	N/A	N/A	10.558	11.846	53	10.561	11.854	8
2007	11.828	12.257	7	11.781	12.269	3	11.946	12.279	4	11.846	12.309	259	11.854	12.327	31
2008	12.257	5.621	4	12.269	5.629	3	12.279	5.637	1*	12.309	5.659	255	12.327	5.673	25
2009	5.621	7.414	3	5.629	7.429	2	5.637	7.442	1*	5.659	7.482	210	5.673	7.508	10
2010	7.414	7.591	3	7.429	7.610	2	7.442	7.627	1*	7.482	7.680	207	7.508	7.715	9
2011	7.591	6.003	4	7.610	6.021	2	N/A	N/A	N/A	7.680	6.089	201	7.715	6.122	2
2012	6.003	6.730	4	6.021	6.753	1*	N/A	N/A	N/A	6.089	6.843	162	6.122	6.887	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ABVPSF Large Cap Growth
2005	10.446	11.777	5	10.462	11.801	22	5.501	6.208	64	5.502	6.218	465	12.272	13.884	29
2006	11.777	11.487	7	11.801	11.516	25	6.208	6.062	74	6.218	6.080	317	13.884	13.589	31
2007	11.487	12.812	3	11.516	12.851	20	6.062	6.767	71	6.080	6.798	286	13.589	15.210	19
2008	12.812	7.568	2	12.851	7.596	9	6.767	4.002	27	6.798	4.026	238	15.210	9.017	11
2009	7.568	10.186	1*	7.596	10.228	9	4.002	5.392	27	4.026	5.432	135	9.017	12.179	10
2010	N/A	N/A	N/A	10.228	11.033	6	5.392	5.819	26	5.432	5.872	122	12.179	13.177	9
2011	N/A	N/A	N/A	11.033	10.482	6	5.819	5.531	23	5.872	5.590	106	13.177	12.556	3
2012	N/A	N/A	N/A	N/A	N/A	N/A	5.531	6.312	12	5.590	6.389	90	12.556	14.381	3
2013	N/A	N/A	N/A	N/A	N/A	N/A	6.312	8.497	9	6.389	8.615	61	14.381	19.408	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	8.497	9.505	2	8.615	9.651	53	19.408	21.765	1*
ABVPSF Small/Mid Cap Value
2005	17.637	18.462	19	17.664	18.500	12	17.694	18.540	5	17.781	18.660	161	15.402	16.179	62
2006	18.462	20.698	17	18.500	20.750	10	18.540	20.806	5	18.660	20.971	158	16.179	18.202	67
2007	20.698	20.629	18	20.750	20.692	10	20.806	20.758	8	20.971	20.954	139	18.202	18.205	58
2008	20.629	13.011	17	20.692	13.058	4	20.758	13.106	12	20.954	13.250	142	18.205	11.523	61
2009	13.011	18.222	16	13.058	18.295	4	13.106	18.372	10	13.250	18.602	98	11.523	16.193	53
2010	18.222	22.644	14	18.295	22.747	4	18.372	22.854	8	18.602	23.174	91	16.193	20.194	41
2011	22.644	20.312	10	22.747	20.415	3	22.854	20.521	6	23.174	20.840	79	20.194	18.178	33
2012	20.312	23.623	9	20.415	23.754	1*	20.521	23.889	5	20.840	24.297	71	18.178	21.215	27
2013	23.623	31.917	9	23.754	32.111	1*	23.889	32.310	3	24.297	32.910	70	21.215	28.765	21
2014	31.917	34.135	8	32.111	34.359	1*	32.310	34.590	1*	32.910	35.285	35	28.765	30.871	14
A-1

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Century VP Inflation Protection(3)
2004	N/A	N/A	N/A	9.948	10.395	34	10.048	10.398	5	10.000	10.407	57	10.012	10.414	18
2005	10.392	10.360	6	10.395	10.368	5	10.398	10.377	13	10.407	10.402	212	10.414	10.419	87
2006	10.360	10.330	8	10.368	10.344	7	10.377	10.357	14	10.402	10.398	213	10.419	10.425	74
2007	10.330	11.105	23	10.344	11.125	6	10.357	11.145	15	10.398	11.206	217	10.425	11.246	84
2008	11.105	10.727	27	11.125	10.752	20	11.145	10.776	19	11.206	10.851	236	11.246	10.901	74
2009	10.727	11.608	24	10.752	11.641	21	10.776	11.674	20	10.851	11.772	300	10.901	11.839	92
2010	11.608	11.977	20	11.641	12.016	17	11.674	12.056	17	11.772	12.176	282	11.839	12.257	76
2011	11.977	13.138	10	12.016	13.188	6	12.056	13.239	12	12.176	13.390	305	12.257	13.493	83
2012	13.138	13.850	9	13.188	13.910	5	13.239	13.970	14	13.390	14.151	275	13.493	14.274	74
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Global Growth
2005	11.252	12.601	17	11.256	12.611	2	11.039	12.621	2	11.269	12.652	101	11.276	12.672	87
2006	12.601	14.897	16	12.611	14.916	5	N/A	N/A	N/A	12.652	14.994	107	12.672	15.033	106
2007	14.897	16.795	13	14.916	16.826	7	15.464	16.856	2	14.994	16.947	134	15.033	17.008	92
2008	16.795	10.158	13	16.826	10.181	4	16.856	10.204	2	16.947	10.275	136	17.008	10.323	82
2009	10.158	14.190	13	10.181	14.230	5	10.204	14.270	2	10.275	14.390	149	10.323	14.471	71
2010	14.190	15.566	10	14.230	15.618	5	14.270	15.669	2	14.390	15.825	127	14.471	15.930	51
2011	15.566	13.923	3	15.618	13.976	4	15.669	14.029	3	15.825	14.190	123	15.930	14.298	42
2012	13.923	16.752	2	13.976	16.824	4	14.029	16.896	3	14.190	17.116	114	14.298	17.264	34
2013	16.752	21.243	3	16.824	21.345	2	16.896	21.447	4	17.116	21.759	86	17.264	21.969	23
2014	21.243	21.336	2	21.345	21.450	2	21.447	21.563	2	21.759	21.909	66	21.969	22.143	24
American Funds Global Small Capitalization
2005	17.758	21.852	34	15.836	19.496	33	10.059	12.390	23	10.186	12.566	624	16.837	20.791	82
2006	21.852	26.611	25	19.496	23.755	31	12.390	15.104	13	12.566	15.341	599	20.791	25.408	98
2007	26.611	31.721	20	23.755	28.330	81	15.104	18.022	12	15.341	18.333	715	25.408	30.394	91
2008	31.721	14.473	10	28.330	12.932	69	18.022	8.231	13	18.333	8.385	531	30.394	13.916	79
2009	14.473	22.916	7	12.932	20.487	47	8.231	13.046	13	8.385	13.311	426	13.916	22.112	56
2010	22.916	27.539	7	20.487	24.632	44	13.046	15.693	11	13.311	16.036	348	22.112	26.665	47
2011	27.539	21.858	6	24.632	19.561	20	15.693	12.468	8	16.036	12.760	310	26.665	21.239	41
2012	21.858	25.358	5	19.561	22.704	17	12.468	14.479	7	12.760	14.840	253	21.239	24.726	26
2013	25.358	31.933	6	22.704	28.605	14	14.479	18.252	6	14.840	18.734	192	24.726	31.247	19
2014	31.933	32.013	6	28.605	28.692	11	18.252	18.316	4	18.734	18.828	157	31.247	31.435	16
American Funds Growth
2005	13.537	15.441	235	11.911	13.593	355	7.958	9.087	336	7.933	9.071	4,615	13.655	15.630	708
2006	15.441	16.706	181	13.593	14.715	312	9.087	9.841	302	9.071	9.839	4,359	15.630	16.971	801
2007	16.706	18.425	161	14.715	16.237	272	9.841	10.865	293	9.839	10.878	3,818	16.971	18.782	709
2008	18.425	10.134	120	16.237	8.935	234	10.865	5.982	236	10.878	5.998	3,334	18.782	10.367	571
2009	10.134	13.869	98	8.935	12.234	214	5.982	8.195	201	5.998	8.229	3,120	10.367	14.237	505
2010	13.869	16.158	91	12.234	14.260	217	8.195	9.557	158	8.229	9.612	2,765	14.237	16.646	430
2011	16.158	15.184	68	14.260	13.407	188	9.557	8.989	122	9.612	9.055	2,269	16.646	15.696	360
2012	15.184	17.572	48	13.407	15.524	163	8.989	10.414	73	9.055	10.505	1,862	15.696	18.229	260
2013	17.572	22.443	39	15.524	19.837	133	10.414	13.314	57	10.505	13.451	1,388	18.229	23.364	226
2014	22.443	23.906	36	19.837	21.140	116	13.314	14.196	47	13.451	14.363	1132	23.364	24.974	195
American Funds Growth-Income
2005	12.769	13.266	405	11.905	12.375	324	11.906	12.382	351	11.975	12.472	3,730	13.370	13.939	1,152
2006	13.266	15.003	326	12.375	14.002	310	12.382	14.017	301	12.472	14.140	3,591	13.939	15.819	1,191
2007	15.003	15.470	295	14.002	14.446	290	14.017	14.469	276	14.140	14.617	3,295	15.819	16.370	977
2008	15.470	9.439	246	14.446	8.818	232	14.469	8.836	178	14.617	8.940	2,714	16.370	10.022	879
2009	9.439	12.160	206	8.818	11.366	207	8.836	11.396	160	8.940	11.547	2,351	10.022	12.958	760
2010	12.160	13.302	189	11.366	12.439	210	11.396	12.478	132	11.547	12.663	2,116	12.958	14.223	636
2011	13.302	12.819	163	12.439	11.993	192	12.478	12.037	111	12.663	12.233	1,769	14.223	13.755	577
2012	12.819	14.784	122	11.993	13.839	185	12.037	13.896	76	12.233	14.144	1,453	13.755	15.919	436
2013	14.784	19.375	100	13.839	18.145	170	13.896	18.229	45	14.144	18.583	1,174	15.919	20.936	316
2014	19.375	21.042	99	18.145	19.717	159	18.229	19.818	35	18.583	20.233	959	20.936	22.818	234
A-2

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds International
2005	14.045	16.753	120	13.265	15.830	80	8.009	9.563	115	8.098	9.683	1,845	15.519	18.576	186
2006	16.753	19.567	92	15.830	18.498	90	9.563	11.180	114	9.683	11.338	1,780	18.576	21.772	185
2007	19.567	23.054	84	18.498	21.806	91	11.180	13.186	107	11.338	13.392	1,711	21.772	25.742	191
2008	23.054	13.098	62	21.806	12.395	93	13.186	7.499	72	13.392	7.628	1,427	25.742	14.676	172
2009	13.098	18.396	45	12.395	17.418	81	7.499	10.543	67	7.628	10.740	1,176	14.676	20.685	127
2010	18.396	19.365	40	17.418	18.344	79	10.543	11.109	50	10.740	11.334	1,049	20.685	21.852	106
2011	19.365	16.355	30	18.344	15.501	72	11.109	9.392	36	11.334	9.596	857	21.852	18.520	94
2012	16.355	18.931	26	15.501	17.951	63	9.392	10.882	30	9.596	11.135	695	18.520	21.511	73
2013	18.931	22.604	27	17.951	21.445	51	10.882	13.006	20	11.135	13.329	459	21.511	25.776	56
2014	22.604	21.601	26	21.445	20.503	47	13.006	12.442	63	13.329	12.770	362	25.776	24.718	52
BlackRock Global Allocation V.I.
2009	10.542	11.555	5	N/A	N/A	N/A	10.787	11.562	1*	10.307	11.573	87	10.309	11.580	16
2010	11.555	12.450	5	11.558	12.460	40	11.562	12.470	15	11.573	12.501	106	11.580	12.521	17
2011	12.450	11.777	4	12.460	11.792	33	12.470	11.808	6	12.501	11.854	94	12.521	11.886	43
2012	11.777	12.713	2	11.792	12.736	7	11.808	12.759	20	11.854	12.829	95	11.886	12.876	36
2013	12.713	14.280	1*	12.736	14.313	2	12.759	14.346	22	12.829	14.446	70	12.876	14.512	25
2014	14.280	14.289	1*	14.313	14.330	2	14.346	14.369	21	14.446	14.491	52	14.512	14.573	19
ClearBridge Variable Mid Cap Core
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.592	10.543	1*	N/A	N/A	N/A
Delaware VIP Diversified Income
2005	10.858	10.597	22	10.862	10.605	11	10.865	10.614	17	10.875	10.639	388	10.881	10.656	107
2006	10.597	11.190	28	10.605	11.204	13	10.614	11.219	11	10.639	11.263	430	10.656	11.292	109
2007	11.190	11.799	36	11.204	11.820	16	11.219	11.842	12	11.263	11.906	471	11.292	11.949	134
2008	11.799	11.015	45	11.820	11.041	26	11.842	11.066	6	11.906	11.143	490	11.949	11.194	109
2009	11.015	13.696	49	11.041	13.735	29	11.066	13.773	20	11.143	13.889	532	11.194	13.967	101
2010	13.696	14.503	60	13.735	14.551	26	13.773	14.599	19	13.889	14.744	511	13.967	14.842	75
2011	14.503	15.113	48	14.551	15.171	14	14.599	15.229	14	14.744	15.403	373	14.842	15.521	56
2012	15.113	15.856	42	15.171	15.925	14	15.229	15.993	18	15.403	16.201	365	15.521	16.341	55
2013	15.856	15.344	38	15.925	15.418	14	15.993	15.492	8	16.201	15.717	229	16.341	15.869	39
2014	15.344	15.814	37	15.418	15.898	4	15.492	15.982	8	15.717	16.238	187	15.869	16.411	37
Delaware VIP Emerging Markets
2005	25.710	32.081	4	23.491	29.327	2	19.280	24.082	2	19.378	24.241	135	13.576	17.000	45
2006	32.081	39.937	2	29.327	36.526	5	24.082	30.010	2	24.241	30.253	134	17.000	21.237	93
2007	39.937	54.303	3	36.526	49.690	37	30.010	40.845	2	30.253	41.238	178	21.237	28.977	75
2008	54.303	25.756	2	49.690	23.579	35	40.845	19.392	5	41.238	19.608	138	28.977	13.792	23
2009	25.756	44.922	1*	23.579	41.147	23	19.392	33.857	5	19.608	34.285	107	13.792	24.140	28
2010	44.922	52.130	1*	41.147	47.773	24	33.857	39.329	5	34.285	39.886	90	24.140	28.111	24
2011	52.130	40.939	1*	47.773	37.535	8	39.329	30.916	5	39.886	31.401	75	28.111	22.154	21
2012	40.939	45.890	1*	37.535	42.096	7	30.916	34.690	3	31.401	35.287	70	22.154	24.920	17
2013	N/A	N/A	N/A	42.096	45.421	6	34.690	37.449	2	35.287	38.150	53	24.920	26.969	9
2014	48.537	44.567	1*	45.421	40.924	5	37.449	33.758	2	38.150	34.442	44	26.969	24.372	5
Delaware VIP High Yield
2005	14.531	14.742	93	14.045	14.256	26	11.899	12.083	88	11.980	12.184	610	12.443	12.668	223
2006	14.742	16.236	74	14.256	15.708	22	12.083	13.321	85	12.184	13.453	556	12.668	14.001	212
2007	16.236	16.345	58	15.708	15.821	19	13.321	13.424	76	13.453	13.576	504	14.001	14.144	127
2008	16.345	12.126	43	15.821	11.743	16	13.424	9.968	44	13.576	10.097	455	14.144	10.530	102
2009	12.126	17.695	39	11.743	17.145	21	9.968	14.561	37	10.097	14.771	354	10.530	15.419	102
2010	17.695	19.961	33	17.145	19.350	14	14.561	16.442	39	14.771	16.705	306	15.419	17.455	85
2011	19.961	20.051	23	19.350	19.448	11	16.442	16.534	31	16.705	16.823	246	17.455	17.596	73
2012	20.051	23.100	28	19.448	22.416	8	16.534	19.067	23	16.823	19.429	204	17.596	20.342	52
2013	23.100	24.712	19	22.416	23.993	6	19.067	20.418	20	19.429	20.837	153	20.342	21.838	39
2014	24.712	24.129	19	23.993	23.438	10	20.418	19.956	18	20.837	20.396	105	21.838	21.398	31
A-3

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP Limited-Term Diversified Income
2005	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.995	9.924	4	N/A	N/A	N/A
2006	9.992	10.150	2	9.934	10.158	23	N/A	N/A	N/A	9.924	10.190	29	N/A	N/A	N/A
2007	10.150	10.386	1*	10.158	10.399	23	N/A	N/A	N/A	10.190	10.452	27	N/A	N/A	N/A
2008	10.386	10.130	20	10.399	10.147	38	10.469	10.166	10	10.452	10.220	47	10.205	10.256	17
2009	10.130	11.196	21	10.147	11.220	50	10.166	11.247	16	10.220	11.323	340	10.256	11.375	13
2010	11.196	11.462	23	11.220	11.494	44	11.247	11.526	14	11.323	11.622	391	11.375	11.687	17
2011	11.462	11.540	37	11.494	11.577	44	11.526	11.616	3	11.622	11.730	236	11.687	11.808	17
2012	11.540	11.614	4	11.577	11.658	46	11.616	11.703	40	11.730	11.835	227	11.808	11.925	27
2013	11.614	11.250	8	11.658	11.298	44	11.703	11.347	34	11.835	11.493	162	11.925	11.592	21
2014	11.250	11.203	8	11.298	11.256	43	11.347	11.311	34	11.493	11.474	225	11.592	11.584	24
Delaware VIP REIT
2005	18.518	19.425	90	17.994	18.885	53	19.839	20.832	45	19.913	20.941	474	15.751	16.581	115
2006	19.425	25.233	69	18.885	24.544	57	20.832	27.088	40	20.941	27.270	448	16.581	21.613	103
2007	25.233	21.258	50	24.544	20.688	32	27.088	22.844	34	27.270	23.032	337	21.613	18.273	85
2008	21.258	13.505	35	20.688	13.149	24	22.844	14.526	20	23.032	14.668	297	18.273	11.649	79
2009	13.505	16.338	28	13.149	15.915	16	14.526	17.591	15	14.668	17.790	219	11.649	14.142	57
2010	16.338	20.306	25	15.915	19.791	15	17.591	21.886	13	17.790	22.166	194	14.142	17.639	51
2011	20.306	22.051	22	19.791	21.502	12	21.886	23.790	12	22.166	24.131	158	17.639	19.221	50
2012	22.051	25.242	20	21.502	24.626	10	23.790	27.260	10	24.131	27.692	115	19.221	22.080	48
2013	25.242	25.255	18	24.626	24.652	9	27.260	27.302	9	27.692	27.776	85	22.080	22.169	30
2014	25.255	32.013	16	24.652	31.263	9	27.302	34.641	8	27.776	35.296	86	22.169	28.199	24
Delaware VIP Small Cap Value
2005	18.049	19.339	26	16.831	18.043	43	19.944	21.390	47	19.955	21.435	570	15.716	16.899	103
2006	19.339	22.000	29	18.043	20.537	44	21.390	24.358	45	21.435	24.445	536	16.899	19.292	108
2007	22.000	20.120	24	20.537	18.791	42	24.358	22.299	41	24.445	22.412	361	19.292	17.705	95
2008	20.120	13.812	19	18.791	12.906	34	22.299	15.323	32	22.412	15.424	306	17.705	12.197	82
2009	13.812	17.838	18	12.906	16.677	32	15.323	19.810	26	15.424	19.970	234	12.197	15.808	74
2010	17.838	23.101	16	16.677	21.607	28	19.810	25.679	22	19.970	25.926	223	15.808	20.542	65
2011	23.101	22.316	12	21.607	20.884	22	25.679	24.832	20	25.926	25.109	183	20.542	19.915	50
2012	22.316	24.894	7	20.884	23.308	15	24.832	27.729	17	25.109	28.079	137	19.915	22.293	31
2013	24.894	32.544	7	23.308	30.486	14	27.729	36.286	17	28.079	36.800	102	22.293	29.246	24
2014	32.544	33.743	7	30.486	31.624	13	36.286	37.660	16	36.800	38.251	82	29.246	30.429	17
Delaware VIP Smid Cap Growth(4)
2005	14.633	15.172	20	12.998	13.483	21	7.401	7.681	71	7.450	7.744	641	13.886	14.447	56
2006	15.172	15.986	11	13.483	14.214	20	7.681	8.101	59	7.744	8.180	583	14.447	15.276	58
2007	15.986	17.334	7	14.214	15.420	19	8.101	8.793	55	8.180	8.892	505	15.276	16.623	54
2008	17.334	9.042	7	15.420	8.048	16	8.793	4.591	46	8.892	4.650	459	16.623	8.701	44
2009	9.042	13.703	4	8.048	12.202	17	4.591	6.965	43	4.650	7.065	381	8.701	13.233	34
2010	16.263	18.387	4	14.487	16.382	15	8.272	9.355	29	8.401	9.503	362	15.747	17.819	18
2011	18.387	19.476	6	16.382	17.360	13	9.355	9.919	25	9.503	10.091	355	17.819	18.940	24
2012	19.476	21.167	4	17.360	18.877	10	9.919	10.791	18	10.091	10.995	243	18.940	20.657	25
2013	21.167	29.294	1*	18.877	26.138	9	10.791	14.949	17	10.995	15.254	148	20.657	28.687	16
2014	29.294	29.583	1*	26.138	26.409	9	14.949	15.112	18	15.254	15.443	91	28.687	29.072	8
Delaware VIP U.S. Growth
2005	9.896	11.114	10	9.911	11.137	8	9.928	11.161	6	9.978	11.235	146	11.640	13.119	30
2006	11.114	11.135	9	11.137	11.163	9	11.161	11.194	3	11.235	11.284	137	13.119	13.190	29
2007	11.135	12.284	3	11.163	12.321	6	11.194	12.360	1*	11.284	12.479	127	13.190	14.601	26
2008	12.284	6.890	3	12.321	6.915	3	12.360	6.940	1*	12.479	7.017	109	14.601	8.219	15
2009	6.890	9.669	3	6.915	9.708	2	6.940	9.749	1*	7.017	9.872	149	8.219	11.574	8
2010	9.669	10.777	2	9.708	10.826	1*	9.749	10.877	2	9.872	11.031	99	11.574	12.946	7
2011	10.777	11.373	5	10.826	11.430	1*	10.877	11.490	2	11.031	11.670	89	12.946	13.710	6
2012	11.373	12.946	6	11.430	13.018	1*	11.490	13.092	2	11.670	13.317	83	13.710	15.660	11
2013	12.946	17.086	5	13.018	17.189	1*	13.092	17.296	3	13.317	17.620	45	15.660	20.741	5
2014	17.086	18.867	5	17.189	18.991	1*	17.296	19.118	3	17.620	19.506	35	20.741	22.983	5
A-4

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP Value
2005	12.503	12.985	10	11.646	12.101	30	12.320	12.808	45	12.358	12.866	317	13.601	14.175	71
2006	12.985	15.780	12	12.101	14.713	27	12.808	15.580	40	12.866	15.675	326	14.175	17.286	73
2007	15.780	15.027	12	14.713	14.018	21	15.580	14.851	32	15.675	14.964	317	17.286	16.519	61
2008	15.027	9.799	8	14.018	9.146	9	14.851	9.694	28	14.964	9.783	281	16.519	10.810	57
2009	9.799	11.318	8	9.146	10.568	15	9.694	11.208	28	9.783	11.327	253	10.810	12.529	63
2010	11.318	12.813	4	10.568	11.971	14	11.208	12.701	18	11.327	12.855	238	12.529	14.234	27
2011	12.813	13.743	1*	11.971	12.846	12	12.701	13.636	16	12.855	13.823	207	14.234	15.320	22
2012	13.743	15.438	1*	12.846	14.438	6	13.636	15.334	10	13.823	15.567	199	15.320	17.271	16
2013	15.438	20.213	1*	14.438	18.913	5	15.334	20.097	10	15.567	20.433	194	17.271	22.692	17
2014	20.213	22.561	2	18.913	21.121	8	20.097	22.454	11	20.433	22.864	176	22.692	25.417	13
Deutsche Alternative Asset Allocation VIP
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.092	11.491	5	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.491	12.683	10	N/A	N/A	N/A
2011	12.626	12.008	1*	N/A	N/A	N/A	N/A	N/A	N/A	12.683	12.093	7	12.698	12.119	1*
2012	12.008	12.892	1*	12.462	12.921	2	N/A	N/A	N/A	12.093	13.015	8	12.119	13.056	1*
2013	12.892	12.750	1*	12.921	12.786	2	N/A	N/A	N/A	13.015	12.905	14	13.056	12.958	1*
2014	12.750	12.922	1*	12.786	12.964	2	N/A	N/A	N/A	12.905	13.111	7	12.958	13.178	1*
Deutsche Equity 500 Index VIP(1)
2005	11.741	12.064	14	10.937	11.244	34	8.099	8.330	60	8.100	8.344	423	13.143	13.552	75
2006	12.064	13.681	14	11.244	12.758	46	8.330	9.456	58	8.344	9.486	431	13.552	15.423	54
2007	13.681	14.142	13	12.758	13.194	45	9.456	9.784	55	9.486	9.830	381	15.423	15.998	48
2008	14.142	8.725	15	13.194	8.144	37	9.784	6.043	15	9.830	6.080	320	15.998	9.904	43
2009	8.725	10.819	12	8.144	10.104	28	6.043	7.501	14	6.080	7.558	287	9.904	12.325	43
2010	10.819	12.183	11	10.104	11.383	28	7.501	8.454	14	7.558	8.532	257	12.325	13.927	43
2011	12.183	12.179	10	11.383	11.385	19	8.454	8.460	8	8.532	8.551	201	13.927	13.971	25
2012	12.179	13.833	12	11.385	12.938	13	8.460	9.618	7	8.551	9.736	191	13.971	15.924	23
2013	13.833	17.914	12	12.938	16.764	13	9.618	12.469	6	9.736	12.641	138	15.924	20.696	18
2014	17.914	19.941	11	16.764	18.670	7	12.469	13.894	4	12.641	14.106	81	20.696	23.118	15
Deutsche Small Cap Index VIP(5)
2005	15.686	16.054	9	15.711	16.089	3	15.737	16.123	14	15.814	16.226	87	15.735	16.161	78
2006	16.054	18.517	8	16.089	18.566	4	16.123	18.614	14	16.226	18.762	87	16.161	18.705	33
2007	18.517	17.832	8	18.566	17.888	2	18.614	17.944	13	18.762	18.113	64	18.705	18.077	27
2008	17.832	11.531	3	17.888	11.573	2	17.944	11.616	1*	18.113	11.743	56	18.077	11.731	25
2009	11.531	14.328	3	11.573	14.387	1*	11.616	14.447	1*	11.743	14.627	50	11.731	14.627	20
2010	14.328	17.778	1*	14.387	17.861	1*	14.447	17.944	1*	14.627	18.195	41	14.627	18.213	19
2011	N/A	N/A	N/A	17.861	16.767	1*	17.944	16.854	1*	18.195	17.115	27	18.213	17.149	15
2012	N/A	N/A	N/A	16.767	19.145	1*	16.854	19.253	1*	17.115	19.581	23	17.149	19.639	10
2013	N/A	N/A	N/A	19.145	26.068	1*	19.253	26.229	1*	19.581	26.716	21	19.639	26.823	6
2014	N/A	N/A	N/A	26.068	26.817	1*	26.229	26.996	1*	26.716	27.538	18	26.823	27.676	5
Fidelity VIP Contrafund
2005	13.799	15.803	30	13.826	15.841	53	13.849	15.876	59	13.915	15.975	590	13.909	15.985	216
2006	15.803	17.287	37	15.841	17.337	57	15.876	17.384	59	15.975	17.519	674	15.985	17.547	222
2007	17.287	19.906	38	17.337	19.974	55	17.384	20.038	51	17.519	20.224	621	17.547	20.277	225
2008	19.906	11.199	33	19.974	11.242	36	20.038	11.284	37	20.224	11.406	592	20.277	11.447	206
2009	11.199	14.892	31	11.242	14.958	47	11.284	15.022	31	11.406	15.206	588	11.447	15.276	167
2010	14.892	17.094	28	14.958	17.178	56	15.022	17.259	28	15.206	17.498	507	15.276	17.596	153
2011	17.094	16.313	11	17.178	16.402	49	17.259	16.488	20	17.498	16.741	456	17.596	16.851	129
2012	16.313	18.599	10	16.402	18.710	42	16.488	18.817	14	16.741	19.134	375	16.851	19.280	93
2013	18.599	23.910	11	18.710	24.064	35	18.817	24.214	7	19.134	24.659	306	19.280	24.872	73
2014	23.910	26.207	13	24.064	26.389	33	24.214	26.567	4	24.659	27.096	227	24.872	27.357	66
Fidelity VIP Equity-Income(1)
2004	11.514	12.573	45	10.689	11.678	54	10.517	11.496	117	10.570	11.571	342	12.403	13.591	114
2005	12.573	13.030	33	11.678	12.108	45	11.496	11.926	110	11.571	12.022	383	13.591	14.135	115
2006	13.030	15.340	30	12.108	14.263	40	11.926	14.054	108	12.022	14.188	340	14.135	16.699	104
2007	15.340	15.251	28	14.263	14.186	35	14.054	13.986	86	14.188	14.141	300	16.699	16.660	90
2008	15.251	8.561	16	14.186	7.968	22	13.986	7.859	36	14.141	7.958	271	16.660	9.385	71
2009	8.561	10.916	13	7.968	10.164	18	7.859	10.031	32	7.958	10.172	208	9.385	12.009	65
2010	10.916	12.314	10	10.164	11.472	11	10.031	11.327	22	10.172	11.504	184	12.009	13.595	59
2011	12.314	12.168	4	11.472	11.341	8	11.327	11.204	20	11.504	11.396	157	13.595	13.480	53
2012	12.168	13.982	1*	11.341	13.039	5	11.204	12.887	10	11.396	13.128	125	13.480	15.544	40
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
A-5

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Fidelity VIP Growth
2005	10.604	10.982	14	9.648	9.997	27	6.096	6.320	34	6.137	6.372	215	12.488	12.979	43
2006	10.982	11.489	13	9.997	10.464	22	6.320	6.619	35	6.372	6.683	209	12.979	13.626	41
2007	11.489	14.286	12	10.464	13.017	21	6.619	8.238	28	6.683	8.330	238	13.626	17.002	35
2008	14.286	7.389	11	13.017	6.736	21	8.238	4.265	26	8.330	4.320	197	17.002	8.825	32
2009	7.389	9.282	10	6.736	8.467	16	4.265	5.363	26	4.320	5.440	159	8.825	11.125	32
2010	9.282	11.286	9	8.467	10.300	5	5.363	6.528	17	5.440	6.631	157	11.125	13.574	34
2011	11.286	11.076	6	10.300	10.113	5	6.528	6.412	17	6.631	6.524	154	13.574	13.368	39
2012	11.076	12.439	5	10.113	11.363	1*	6.412	7.209	17	6.524	7.345	128	13.368	15.065	39
2013	12.439	16.607	2	11.363	15.178	1*	7.209	9.634	14	7.345	9.831	72	15.065	20.184	16
2014	16.607	18.098	2	15.178	16.549	6	9.634	10.509	14	9.831	10.740	83	20.184	22.073	18
Fidelity VIP Mid Cap
2005	N/A	N/A	N/A	10.095	11.554	4	N/A	N/A	N/A	10.000	11.568	218	10.097	11.574	15
2006	12.132	12.746	9	11.554	12.756	6	12.136	12.767	1*	11.568	12.796	222	11.574	12.816	29
2007	12.746	14.431	9	12.756	14.450	7	12.767	14.470	2	12.796	14.524	233	12.816	14.562	60
2008	14.431	8.556	13	14.450	8.571	9	14.470	8.587	2	14.524	8.632	237	14.562	8.663	50
2009	8.556	11.738	15	8.571	11.764	9	8.587	11.793	3	8.632	11.872	205	8.663	11.927	27
2010	11.738	14.815	14	11.764	14.856	9	11.793	14.899	8	11.872	15.022	176	11.927	15.106	26
2011	14.815	12.965	3	14.856	13.007	6	14.899	13.052	6	15.022	13.179	146	15.106	13.266	22
2012	12.965	14.581	3	13.007	14.636	5	13.052	14.693	4	13.179	14.859	140	13.266	14.972	15
2013	14.581	19.448	9	14.636	19.531	5	14.693	19.617	2	14.859	19.869	97	14.972	20.040	17
2014	19.448	20.243	8	19.531	20.340	5	19.617	20.440	1*	19.869	20.733	75	20.040	20.932	12
Fidelity VIP Overseas(6)
2004	11.945	13.288	12	11.960	13.311	29	7.317	8.147	26	7.355	8.202	308	14.193	15.844	49
2005	13.288	15.494	12	13.311	15.529	17	8.147	9.510	35	8.202	9.588	286	15.844	18.539	79
2006	15.494	17.913	8	15.529	17.962	18	9.510	11.005	35	9.588	11.113	294	18.539	21.509	77
2007	17.913	20.584	3	17.962	20.650	18	11.005	12.659	34	11.113	12.801	291	21.509	24.802	59
2008	20.584	11.324	5	20.650	11.366	21	12.659	6.971	8	12.801	7.060	247	24.802	13.692	57
2009	11.324	14.031	5	11.366	14.090	18	6.971	8.646	7	7.060	8.770	225	13.692	17.025	50
2010	14.031	15.541	4	14.090	15.614	7	8.646	9.586	5	8.770	9.738	207	17.025	18.923	47
2011	15.541	12.610	2	15.614	12.676	6	9.586	7.786	6	9.738	7.921	181	18.923	15.409	40
2012	12.610	14.902	1*	12.676	14.987	4	7.786	9.210	4	7.921	9.384	147	15.409	18.273	37
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Income VIP
2006	10.398	11.208	2	N/A	N/A	N/A	N/A	N/A	N/A	10.417	11.225	39	10.188	11.232	16
2007	11.208	11.416	13	11.273	11.425	23	11.312	11.435	1*	11.225	11.462	119	11.232	11.481	38
2008	11.416	7.883	12	11.425	7.894	52	11.435	7.904	1*	11.462	7.935	172	11.481	7.956	120
2009	7.883	10.494	13	7.894	10.512	22	7.904	10.531	4	7.935	10.589	138	7.956	10.627	129
2010	10.494	11.607	16	10.512	11.634	26	10.531	11.660	15	10.589	11.741	115	10.627	11.795	110
2011	11.607	11.666	9	11.634	11.698	20	11.660	11.731	6	11.741	11.830	105	11.795	11.897	97
2012	11.666	12.901	15	11.698	12.943	20	11.731	12.986	3	11.830	13.116	122	11.897	13.203	75
2013	12.901	14.430	8	12.943	14.485	15	12.986	14.540	4	13.116	14.707	106	13.203	14.819	24
2014	14.430	14.819	14	14.485	14.883	14	14.540	14.947	1*	14.707	15.142	63	14.819	15.273	14
Franklin Mutual Shares VIP
2006	10.183	11.253	2	N/A	N/A	N/A	N/A	N/A	N/A	10.220	11.270	30	10.726	11.277	3
2007	11.253	11.430	8	12.346	11.440	1*	11.445	11.450	1*	11.270	11.477	96	11.277	11.495	17
2008	11.430	7.057	9	11.440	7.066	32	N/A	N/A	N/A	11.477	7.104	82	11.495	7.122	13
2009	7.057	8.732	6	7.066	8.748	9	N/A	N/A	N/A	7.104	8.812	50	7.122	8.843	19
2010	8.732	9.531	9	8.748	9.554	9	8.764	9.576	1*	8.812	9.643	62	8.843	9.687	22
2011	9.531	9.259	3	9.554	9.286	9	9.576	9.312	2	9.643	9.391	51	9.687	9.443	16
2012	N/A	N/A	N/A	9.286	10.419	8	9.312	10.454	1*	9.391	10.558	36	9.443	10.627	19
2013	11.939	13.075	3	10.419	13.126	3	10.454	13.176	1*	10.558	13.327	25	10.627	13.428	18
2014	13.075	13.749	3	13.126	13.810	2	N/A	N/A	N/A	13.327	14.050	23	13.428	14.170	5
A-6

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
FTVIPT Franklin Small-Mid Cap Growth Securities(5)
2004	11.591	12.684	10	11.607	12.708	25	6.327	6.930	28	6.359	6.977	426	12.955	14.227	49
2005	12.684	13.048	8	12.708	13.079	23	6.930	7.136	40	6.977	7.195	445	14.227	14.686	59
2006	13.048	13.922	9	13.079	13.962	19	7.136	7.622	41	7.195	7.696	429	14.686	15.725	64
2007	13.922	15.203	7	13.962	15.255	10	7.622	8.331	40	7.696	8.425	332	15.725	17.232	46
2008	15.203	8.582	4	15.255	8.616	6	8.331	4.708	18	8.425	4.768	257	17.232	9.761	42
2009	8.582	12.096	7	8.616	12.149	5	4.708	6.642	16	4.768	6.737	233	9.761	13.806	35
2010	12.096	15.155	9	12.149	15.229	4	6.642	8.330	12	6.737	8.461	208	13.806	17.358	25
2011	15.155	14.158	7	15.229	14.234	2	8.330	7.790	11	8.461	7.925	167	17.358	16.273	21
2012	14.158	15.407	7	14.234	15.498	2	7.790	8.485	10	7.925	8.645	129	16.273	17.771	18
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. American Franchise
2006	11.477	11.283	6	N/A	N/A	N/A	12.040	11.844	22	11.609	11.432	44	14.607	14.394	3
2007	11.283	12.376	6	N/A	N/A	N/A	11.844	13.004	22	11.432	12.571	39	14.394	15.844	3
2008	12.376	6.970	5	N/A	N/A	N/A	13.004	7.331	21	12.571	7.098	33	15.844	8.955	3
2009	6.970	8.260	5	N/A	N/A	N/A	7.331	8.697	20	7.098	8.432	27	8.955	10.649	1*
2010	8.260	9.342	5	N/A	N/A	N/A	8.697	9.845	10	8.432	9.560	27	10.649	12.085	1*
2011	9.342	8.426	4	N/A	N/A	N/A	9.845	8.889	10	9.560	8.645	18	12.085	10.939	1*
2012	9.661	9.284	6	N/A	N/A	N/A	10.195	9.805	1*	9.919	9.549	14	12.556	12.096	1*
2013	9.284	12.741	6	N/A	N/A	N/A	9.805	13.470	1*	9.549	13.138	11	12.096	16.658	1*
2014	12.741	13.529	6	N/A	N/A	N/A	13.470	14.318	1*	13.138	13.985	11	16.658	17.750	1*
Invesco V.I. Core Equity
2006	10.626	11.438	5	10.651	11.469	11	11.179	12.041	3	10.750	11.591	83	13.312	14.364	4
2007	11.438	12.113	2	11.469	12.152	5	12.041	12.765	3	11.591	12.306	62	14.364	15.265	4
2008	12.113	8.285	1*	12.152	8.316	5	12.765	8.740	3	12.306	8.438	58	15.265	10.478	3
2009	8.285	10.409	1*	8.316	10.453	4	8.740	10.991	2	8.438	10.628	48	10.478	13.210	3
2010	10.409	11.163	1*	10.453	11.216	4	10.991	11.800	2	10.628	11.427	39	13.210	14.217	3
2011	11.163	10.926	1*	11.216	10.984	3	11.800	11.561	2	11.427	11.212	33	14.217	13.964	3
2012	10.926	12.186	1*	10.984	12.257	1*	11.561	12.907	2	11.212	12.536	28	13.964	15.629	3
2013	12.186	15.424	1*	12.257	15.521	1*	12.907	16.353	1*	12.536	15.907	27	15.629	19.851	1*
2014	15.424	16.330	1*	15.521	16.440	1*	16.353	17.330	1*	15.907	16.883	22	19.851	21.090	1*
Invesco V.I. International Growth
2005	13.426	15.513	10	13.451	15.550	15	14.255	16.488	2	13.535	15.678	50	15.209	17.635	2
2006	15.513	19.474	13	15.550	19.531	15	16.488	20.719	2	15.678	19.731	61	17.635	22.216	2
2007	19.474	21.879	14	19.531	21.954	11	20.719	23.301	1*	19.731	22.223	56	22.216	25.048	1*
2008	21.879	12.769	9	21.954	12.819	10	23.301	13.613	1*	22.223	13.002	49	25.048	14.670	1*
2009	12.769	16.912	9	12.819	16.986	10	13.613	18.047	1*	13.002	17.263	34	14.670	19.497	1*
2010	16.912	18.695	6	16.986	18.787	10	18.047	19.969	1*	17.263	19.132	25	19.497	21.628	1*
2011	18.695	17.069	5	18.787	17.161	8	19.969	18.251	1*	19.132	17.511	21	21.628	19.816	1*
2012	17.069	19.312	5	17.161	19.427	3	18.251	20.668	1*	17.511	19.862	17	19.816	22.499	1*
2013	19.312	22.507	4	19.427	22.652	2	20.668	24.107	1*	19.862	23.206	14	22.499	26.313	1*
2014	22.507	22.114	4	22.652	22.268	2	24.107	23.711	2	23.206	22.858	14	26.313	25.944	1*
Janus Aspen Global Research
2005	10.451	10.831	5	10.470	10.855	19	10.488	10.880	4	10.539	10.949	58	12.576	13.078	1*
2006	10.831	12.539	4	10.855	12.574	13	10.880	12.608	3	10.949	12.708	55	13.078	15.195	1*
2007	12.539	13.462	1*	12.574	13.506	9	12.608	13.550	3	12.708	13.677	46	15.195	16.370	8
2008	13.462	7.294	1*	13.506	7.321	5	13.550	7.348	2	13.677	7.429	40	16.370	8.900	1*
2009	7.294	9.838	2	7.321	9.880	5	7.348	9.922	2	7.429	10.046	34	8.900	12.047	1*
2010	9.838	11.157	2	9.880	11.210	2	9.922	11.263	2	10.046	11.420	27	12.047	13.710	1*
2011	11.157	9.420	2	11.210	9.470	2	11.263	9.520	1*	11.420	9.667	25	13.710	11.616	1*
2012	9.420	11.084	1*	9.470	11.148	1*	9.520	11.215	1*	9.667	11.403	22	11.616	13.716	1*
2013	11.084	13.936	1*	11.148	14.024	1*	11.215	14.113	1*	11.403	14.373	15	N/A	N/A	N/A
2014	13.936	14.663	1*	14.024	14.763	1*	14.113	14.865	1*	14.373	15.160	14	N/A	N/A	N/A
A-7

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Janus Aspen Series Balanced
2005	11.584	12.243	47	11.607	12.273	22	11.625	12.298	30	11.680	12.375	288	11.575	12.276	79
2006	12.243	13.270	37	12.273	13.310	8	12.298	13.343	23	12.375	13.447	186	12.276	13.353	82
2007	13.270	14.367	31	13.310	14.417	7	13.343	14.461	28	13.447	14.595	163	13.353	14.507	14
2008	14.367	11.839	18	14.417	11.886	7	14.461	11.928	25	14.595	12.057	133	14.507	11.996	8
2009	11.839	14.595	12	11.886	14.660	8	11.928	14.719	28	12.057	14.901	134	11.996	14.840	13
2010	14.595	15.491	10	14.660	15.568	8	14.719	15.639	16	14.901	15.855	119	14.840	15.807	12
2011	15.491	15.413	10	15.568	15.497	7	15.639	15.575	3	15.855	15.815	103	15.807	15.782	10
2012	15.413	17.154	9	15.497	17.257	8	15.575	17.352	3	15.815	17.646	73	15.782	17.627	10
2013	17.154	20.174	8	17.257	20.305	8	17.352	20.428	3	17.646	20.805	71	17.627	20.803	4
2014	20.174	21.436	9	20.305	21.586	7	20.428	21.727	3	20.805	22.161	60	20.803	22.182	4
Janus Aspen Series Enterprise
2005	13.632	13.815	1*	12.580	13.842	16	12.601	13.871	1*	12.662	13.960	70	14.723	16.248	33
2006	13.815	15.367	1*	13.842	15.404	16	13.871	15.444	1*	13.960	15.566	62	16.248	18.136	23
2007	15.367	18.364	1*	15.404	18.418	13	15.444	18.476	2	15.566	18.650	68	18.136	21.750	21
2008	18.364	10.121	1*	18.418	10.156	4	18.476	10.193	8	18.650	10.304	45	21.750	12.029	25
2009	10.121	14.351	2	10.156	14.408	3	10.193	14.467	7	10.304	14.647	43	12.029	17.116	20
2010	14.351	17.684	1*	14.408	17.762	3	14.467	17.845	6	14.647	18.094	29	17.116	21.165	19
2011	17.684	17.073	1*	17.762	17.157	2	17.845	17.245	5	18.094	17.512	25	21.165	20.505	15
2012	17.073	19.607	1*	17.157	19.713	2	17.245	19.825	1*	17.512	20.162	21	20.505	23.631	13
2013	19.607	25.414	1*	19.713	25.565	2	19.825	25.723	1*	20.162	26.199	15	23.631	30.738	6
2014	25.414	28.002	1*	25.565	28.183	1*	25.723	28.371	1*	26.199	28.940	14	30.738	33.987	6
LVIP American Century VP Mid Cap Value RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.068	11.197	8	N/A	N/A	N/A
LVIP Baron Growth Opportunities(7)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.782	10.619	3	9.383	10.626	1*
2007	N/A	N/A	N/A	10.789	10.774	5	N/A	N/A	N/A	10.619	10.808	37	10.626	10.826	28
2008	N/A	N/A	N/A	10.774	6.440	5	N/A	N/A	N/A	10.808	6.474	51	10.826	6.491	20
2009	6.077	8.733	1*	6.440	8.749	4	7.855	8.765	1*	6.474	8.813	65	6.491	8.845	16
2010	8.733	10.835	1*	8.749	10.861	4	8.765	10.886	1*	8.813	10.961	52	8.845	11.012	11
2011	N/A	N/A	N/A	10.861	11.096	4	10.886	11.127	1*	10.961	11.221	42	11.012	11.285	10
2012	N/A	N/A	N/A	11.096	12.886	3	11.127	12.929	1*	11.221	13.058	50	11.285	13.145	6
2013	14.040	17.660	2	12.886	17.727	3	12.929	17.795	2	13.058	17.999	64	13.145	18.137	18
2014	17.660	18.178	1*	17.727	18.256	3	17.795	18.335	1*	17.999	18.573	25	18.137	18.734	7
LVIP BlackRock Emerging Markets RPM
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.134	9.934	3
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.934	9.284	3
LVIP BlackRock Equity Dividend RPM
2005	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.114	10.481	3
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.481	11.460	3
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.460	11.751	3
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.751	7.122	3
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.122	8.629	1*
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.629	10.000	1*
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.965	12.675	5	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.675	12.876	5	12.703	13.000	5
LVIP BlackRock Global Allocation V.I. RPM
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.142	10.408	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Inflation Protected Bond
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.210	10.090	6	N/A	N/A	N/A	N/A	N/A	N/A
2011	10.083	11.074	9	N/A	N/A	N/A	10.090	11.092	1*	10.099	11.119	59	10.105	11.137	32
2012	11.074	11.550	6	N/A	N/A	N/A	11.092	11.580	6	11.119	11.626	58	11.137	11.657	17
2013	11.550	10.367	12	11.448	10.385	23	11.580	10.404	12	11.626	10.461	233	11.657	10.499	69
2014	10.367	10.470	18	10.385	10.494	20	10.404	10.518	10	10.461	10.592	178	10.499	10.641	65
A-8

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Capital Growth
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.123	10.704	1*	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.704	6.138	2	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	6.138	8.126	2	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.126	9.490	11	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.490	8.476	3	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.476	9.907	11	N/A	N/A	N/A
2013	11.308	13.010	2	N/A	N/A	N/A	N/A	N/A	N/A	9.907	13.227	1*	9.963	13.315	6
2014	13.010	14.188	2	N/A	N/A	N/A	N/A	N/A	N/A	13.227	14.462	7	N/A	N/A	N/A
LVIP Clarion Global Real Estate
2007	8.840	8.208	1*	9.518	8.211	2	N/A	N/A	N/A	9.557	8.221	43	N/A	N/A	N/A
2008	8.208	4.659	1*	8.211	4.663	1*	N/A	N/A	N/A	8.221	4.678	68	7.535	4.686	2
2009	4.659	6.288	2	4.663	6.297	2	6.066	6.305	1*	4.678	6.330	58	4.686	6.346	19
2010	6.288	7.264	2	6.297	7.277	2	6.305	7.290	1*	6.330	7.329	59	6.346	7.356	18
2011	7.264	6.495	2	7.277	6.510	1*	7.290	6.525	2	7.329	6.571	60	7.356	6.601	18
2012	6.495	7.932	3	6.510	7.954	1*	6.525	7.976	1*	6.571	8.044	66	6.601	8.089	7
2013	7.932	8.023	2	7.954	8.049	1*	7.976	8.076	1*	8.044	8.157	24	8.089	8.211	8
2014	8.023	8.947	2	8.049	8.981	1*	8.076	9.015	1*	8.157	9.119	27	8.211	9.189	5
LVIP ClearBridge Variable Appreciation RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Columbia Small-Mid Cap Growth RPM
2007	N/A	N/A	N/A	10.627	10.826	2	N/A	N/A	N/A	10.029	10.839	12	11.133	10.846	1*
2008	N/A	N/A	N/A	10.826	5.376	2	N/A	N/A	N/A	10.839	5.394	12	10.846	5.403	4
2009	N/A	N/A	N/A	5.376	7.818	2	N/A	N/A	N/A	5.394	7.859	17	5.403	7.879	1*
2010	N/A	N/A	N/A	7.818	9.747	2	N/A	N/A	N/A	7.859	9.818	14	7.879	9.853	1*
2011	9.828	8.892	1*	9.747	8.823	2	N/A	N/A	N/A	9.818	8.905	18	9.853	8.946	1*
2012	8.892	9.271	1*	8.823	9.204	1*	N/A	N/A	N/A	8.905	9.308	8	8.946	9.361	1*
2013	9.271	11.334	1*	9.204	11.257	1*	N/A	N/A	N/A	9.308	11.407	18	9.361	11.483	1*
2014	11.334	10.286	1*	11.257	10.222	1*	N/A	N/A	N/A	11.407	10.379	7	N/A	N/A	N/A
LVIP Delaware Bond
2005	11.907	11.997	260	11.902	11.999	199	13.429	13.544	250	13.517	13.654	2,294	10.411	10.527	698
2006	11.997	12.333	192	11.999	12.340	182	13.544	13.936	204	13.654	14.071	2,223	10.527	10.859	712
2007	12.333	12.766	140	12.340	12.780	173	13.936	14.440	193	14.071	14.601	1,860	10.859	11.280	633
2008	12.766	12.165	148	12.780	12.185	155	14.440	13.775	122	14.601	13.949	1,670	11.280	10.787	452
2009	12.165	14.200	130	12.185	14.229	160	13.775	16.094	111	13.949	16.323	1,447	10.787	12.635	381
2010	14.200	15.123	118	14.229	15.162	146	16.094	17.158	92	16.323	17.427	1,312	12.635	13.503	340
2011	15.123	15.980	86	15.162	16.029	138	17.158	18.148	77	17.427	18.461	932	13.503	14.318	298
2012	15.980	16.723	67	16.029	16.784	119	18.148	19.012	59	18.461	19.368	667	14.318	15.037	247
2013	16.723	16.038	41	16.784	16.104	111	19.012	18.251	53	19.368	18.621	505	15.037	14.471	207
2014	16.038	16.685	33	16.104	16.762	71	18.251	19.006	48	18.621	19.421	387	14.471	15.108	166
LVIP Delaware Diversified Floating Rate
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.031	9.809	1*	10.040	9.833	121	N/A	N/A	N/A
2012	10.005	9.994	3	N/A	N/A	N/A	9.809	10.020	1*	9.833	10.060	138	9.988	10.086	1*
2013	9.994	9.860	8	9.891	9.878	1*	N/A	N/A	N/A	10.060	9.950	197	10.086	9.986	35
2014	9.860	9.715	2	9.878	9.737	1*	N/A	N/A	N/A	9.950	9.828	61	9.986	9.873	7
LVIP Delaware Foundation Aggressive Allocation(8)
2005	12.474	13.079	36	12.499	13.111	31	12.987	13.630	19	12.578	13.221	101	12.719	13.382	65
2006	13.079	14.702	35	13.111	14.745	3	13.630	15.337	16	13.221	14.898	352	13.382	15.095	142
2007	14.702	15.352	34	14.745	15.405	2	15.337	16.032	14	14.898	15.596	276	15.095	15.818	54
2008	15.352	10.064	34	15.405	10.104	1*	16.032	10.519	13	15.596	10.249	144	15.818	10.405	59
2009	10.064	13.040	28	N/A	N/A	N/A	10.519	13.644	12	10.249	13.314	76	10.405	13.530	52
2010	13.040	14.399	27	N/A	N/A	N/A	13.644	15.081	11	13.314	14.738	59	13.530	14.992	52
2011	14.399	13.848	16	N/A	N/A	N/A	15.081	14.519	9	14.738	14.210	54	14.992	14.470	23
2012	13.848	15.401	10	N/A	N/A	N/A	14.519	16.163	1*	14.210	15.843	36	14.470	16.149	14
2013	15.401	18.179	1*	N/A	N/A	N/A	16.163	19.096	1*	15.843	18.747	32	16.149	19.128	7
2014	18.179	18.623	1*	N/A	N/A	N/A	19.096	19.579	1*	18.747	19.251	30	19.128	19.661	7
A-9

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Delaware Growth and Income
2005	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.923	10.367	1*	10.441	10.373	2
2006	N/A	N/A	N/A	N/A	N/A	N/A	10.910	11.409	2	10.367	11.435	6	10.373	11.453	1*
2007	11.334	11.836	7	N/A	N/A	N/A	N/A	N/A	N/A	11.435	11.912	17	11.453	11.943	7
2008	11.836	7.437	6	N/A	N/A	N/A	N/A	N/A	N/A	11.912	7.503	20	11.943	7.530	9
2009	7.437	9.070	5	N/A	N/A	N/A	8.901	9.111	1*	7.503	9.174	9	7.530	9.216	7
2010	9.070	10.021	5	N/A	N/A	N/A	9.111	10.076	1*	9.174	10.161	20	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.076	9.985	1*	10.161	10.084	5	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	9.985	11.275	1*	10.084	11.404	5	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	11.275	14.714	1*	11.404	14.904	4	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	14.714	16.304	1*	14.904	16.542	5	N/A	N/A	N/A
LVIP Delaware Social Awareness
2005	12.592	13.848	23	12.616	13.882	43	13.289	14.629	5	12.698	14.000	196	13.645	15.059	75
2006	13.848	15.267	16	13.882	15.312	37	14.629	16.145	5	14.000	15.473	194	15.059	16.661	74
2007	15.267	15.432	4	15.312	15.485	44	16.145	16.335	5	15.473	15.679	207	16.661	16.899	58
2008	15.432	9.936	3	15.485	9.975	19	16.335	10.528	2	15.679	10.120	169	16.899	10.919	41
2009	9.936	12.680	3	9.975	12.736	11	10.528	13.449	2	10.120	12.948	150	10.919	13.983	30
2010	12.680	13.888	3	12.736	13.957	5	13.449	14.745	2	12.948	14.217	139	13.983	15.369	29
2011	13.888	13.720	3	13.957	13.795	5	14.745	14.582	2	14.217	14.080	118	15.369	15.237	26
2012	13.720	15.527	2	13.795	15.620	3	14.582	16.518	2	14.080	15.974	84	15.237	17.304	24
2013	15.527	20.682	2	15.620	20.816	3	16.518	22.025	2	15.974	21.332	55	17.304	23.130	25
2014	20.682	23.389	2	20.816	23.553	1*	22.025	24.933	1*	21.332	24.184	40	23.130	26.249	19
LVIP Delaware Special Opportunities
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.067	9.142	7	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.142	5.681	18	5.591	5.690	2
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	5.681	7.268	13	N/A	N/A	N/A
2010	7.220	9.227	2	N/A	N/A	N/A	N/A	N/A	N/A	7.268	9.311	42	7.287	9.345	4
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.311	8.656	40	9.345	8.696	2
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.656	9.757	29	8.696	9.812	3
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.757	12.801	13	9.812	12.886	5
2014	13.421	13.257	5	N/A	N/A	N/A	N/A	N/A	N/A	12.801	13.512	16	12.886	13.615	1*
LVIP Dimensional Non-U.S. Equity RPM
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.078	8.300	3	N/A	N/A	N/A
2012	8.285	9.638	1*	N/A	N/A	N/A	N/A	N/A	N/A	8.300	9.677	3	N/A	N/A	N/A
2013	9.638	10.866	1*	N/A	N/A	N/A	N/A	N/A	N/A	9.677	10.937	3	N/A	N/A	N/A
2014	10.866	9.841	1*	N/A	N/A	N/A	N/A	N/A	N/A	10.937	9.930	3	N/A	N/A	N/A
LVIP Dimensional U.S. Equity RPM
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.150	9.356	5	N/A	N/A	N/A
2012	9.809	10.740	1*	N/A	N/A	N/A	N/A	N/A	N/A	9.356	10.783	5	N/A	N/A	N/A
2013	10.740	13.585	1*	N/A	N/A	N/A	N/A	N/A	N/A	10.783	13.674	5	N/A	N/A	N/A
2014	13.585	13.928	1*	N/A	N/A	N/A	N/A	N/A	N/A	13.674	14.054	5	N/A	N/A	N/A
LVIP Dimensional/Vanguard Total Bond
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.041	10.344	26	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.344	10.534	28	10.437	10.551	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.534	10.055	37	10.551	10.082	18
2014	N/A	N/A	N/A	10.286	10.256	1*	N/A	N/A	N/A	10.055	10.330	26	10.082	10.368	2
LVIP Franklin Mutual Shares VIP RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Income
2009	N/A	N/A	N/A	10.765	10.661	5	N/A	N/A	N/A	10.109	10.673	43	10.413	10.682	2
2010	N/A	N/A	N/A	10.661	11.457	5	N/A	N/A	N/A	10.673	11.492	51	10.682	11.514	1*
2011	N/A	N/A	N/A	11.457	11.346	4	N/A	N/A	N/A	11.492	11.404	40	11.514	11.436	1*
2012	N/A	N/A	N/A	11.346	11.971	4	N/A	N/A	N/A	11.404	12.056	52	11.436	12.103	1*
2013	N/A	N/A	N/A	11.971	11.398	4	N/A	N/A	N/A	12.056	11.501	54	12.103	11.557	1*
2014	N/A	N/A	N/A	11.398	11.383	3	N/A	N/A	N/A	11.501	11.509	30	11.557	11.577	1*
LVIP Growth Fund(9)
2005	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.326	10.822	2	10.273	10.827	1*
2006	N/A	N/A	N/A	11.205	11.244	2	11.315	11.253	1*	10.822	11.280	4	10.827	11.297	1*
LVIP Growth Opportunities(10)
2005	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.271	11.443	1*	10.857	11.449	1*
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.443	12.375	5	11.449	12.395	9
A-10

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Invesco Diversified Equity-Income RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.345	10.258	2	N/A	N/A	N/A
LVIP Invesco V.I. Comstock RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.923	10.283	1*	N/A	N/A	N/A
LVIP JPMorgan High Yield
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.795	10.877	1*	10.805	10.903	10	10.812	10.921	1*
2012	11.996	12.220	2	N/A	N/A	N/A	10.877	12.252	1*	10.903	12.300	26	10.921	12.332	1*
2013	12.220	12.752	4	12.380	12.775	1*	N/A	N/A	N/A	12.300	12.868	27	12.332	12.914	1*
2014	12.752	12.841	4	12.775	12.871	1*	N/A	N/A	N/A	12.868	12.991	40	12.914	13.051	1*
LVIP JPMorgan Mid Cap Value RPM
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.598	6.067	38	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	6.067	7.424	9	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	7.424	9.093	9	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.093	8.769	12	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.274	9.682	2	N/A	N/A	N/A	8.769	9.792	16	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.682	11.778	2	11.035	11.817	1*	9.792	11.937	23	9.846	12.015	2
2014	N/A	N/A	N/A	11.778	12.476	2	N/A	N/A	N/A	11.937	12.669	18	12.015	12.765	7
LVIP Managed Risk Profile 2010
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.659	9.546	1*
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.546	10.456	1*
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.808	11.033	23	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.033	11.798	21	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.798	12.135	20	N/A	N/A	N/A
LVIP Managed Risk Profile 2020
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	9.839	7.351	1*	N/A	N/A	N/A	N/A	N/A	N/A	9.673	7.381	10	N/A	N/A	N/A
2009	7.351	9.046	2	N/A	N/A	N/A	N/A	N/A	N/A	7.381	9.105	17	6.734	9.129	6
2010	9.046	9.924	2	N/A	N/A	N/A	N/A	N/A	N/A	9.105	10.013	10	9.129	10.050	28
2011	9.924	9.737	2	N/A	N/A	N/A	N/A	N/A	N/A	10.013	9.849	10	10.050	9.895	28
2012	9.737	10.333	1*	N/A	N/A	N/A	N/A	N/A	N/A	9.849	10.479	10	9.895	10.538	5
2013	10.333	11.244	1*	N/A	N/A	N/A	N/A	N/A	N/A	10.479	11.431	10	N/A	N/A	N/A
2014	11.244	11.493	1*	N/A	N/A	N/A	N/A	N/A	N/A	11.431	11.714	10	N/A	N/A	N/A
LVIP Managed Risk Profile 2030
2007	10.177	10.374	3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	7.418	7.043	5	N/A	N/A	N/A	N/A	N/A	N/A
2009	8.616	8.811	1*	N/A	N/A	N/A	N/A	N/A	N/A	6.743	8.869	1*	N/A	N/A	N/A
2010	8.811	9.709	1*	N/A	N/A	N/A	N/A	N/A	N/A	8.869	9.798	1*	N/A	N/A	N/A
2011	9.709	9.454	2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	9.454	9.989	2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	9.989	11.125	2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	11.125	11.347	2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile 2040
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	8.223	8.255	1*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	8.255	9.188	1*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	9.188	8.865	1*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
A-11

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Managed Risk Profile Conservative
2005	N/A	N/A	N/A	10.153	10.243	38	10.074	10.246	2	10.012	10.254	25	10.023	10.260	37
2006	N/A	N/A	N/A	10.243	10.972	88	N/A	N/A	N/A	10.254	11.007	34	10.260	11.024	38
2007	N/A	N/A	N/A	10.972	11.585	90	11.383	11.600	8	11.007	11.645	98	11.024	11.675	55
2008	N/A	N/A	N/A	11.585	9.257	48	11.600	9.273	2	11.645	9.323	66	11.675	9.356	61
2009	9.081	11.297	6	9.257	11.323	47	9.273	11.349	9	9.323	11.427	53	9.356	11.479	49
2010	11.297	12.225	11	11.323	12.259	46	11.349	12.293	29	11.427	12.396	47	11.479	12.465	47
2011	12.225	12.412	9	12.259	12.453	46	12.293	12.494	27	12.396	12.617	35	12.465	12.701	42
2012	12.412	13.342	23	12.453	13.393	45	12.494	13.444	25	12.617	13.597	45	12.701	13.700	52
2013	13.342	14.338	11	13.393	14.400	42	13.444	14.462	24	13.597	14.649	49	13.700	14.775	34
2014	14.338	14.840	11	14.400	14.911	35	14.462	14.983	23	14.649	15.199	48	14.775	15.345	9
LVIP Managed Risk Profile Growth
2005	N/A	N/A	N/A	N/A	N/A	N/A	9.993	10.640	5	10.000	10.649	122	10.000	10.655	51
2006	10.823	11.885	4	11.157	11.895	23	10.640	11.904	5	10.649	11.932	266	10.655	11.951	90
2007	11.885	12.781	29	11.895	12.797	23	11.904	12.814	5	11.932	12.863	186	11.951	12.896	86
2008	12.781	8.333	27	12.797	8.348	23	12.814	8.363	5	12.863	8.408	335	12.896	8.438	74
2009	8.333	10.529	21	8.348	10.553	23	8.363	10.577	6	8.408	10.650	309	8.438	10.699	46
2010	10.529	11.620	21	10.553	11.653	23	10.577	11.685	5	10.650	11.783	294	10.699	11.849	41
2011	11.620	11.379	20	N/A	N/A	N/A	11.685	11.454	6	11.783	11.568	271	11.849	11.644	39
2012	11.379	12.162	18	N/A	N/A	N/A	11.454	12.255	5	11.568	12.395	259	11.644	12.489	64
2013	12.162	13.523	17	N/A	N/A	N/A	12.255	13.639	5	12.395	13.816	238	12.489	13.935	24
2014	13.523	13.701	24	N/A	N/A	N/A	13.639	13.832	5	13.816	14.032	227	13.935	14.167	13
LVIP Managed Risk Profile Moderate
2005	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.990	10.472	415	10.083	10.478	94
2006	10.791	11.474	3	N/A	N/A	N/A	10.665	11.492	76	10.472	11.519	611	10.478	11.537	116
2007	11.474	12.277	3	N/A	N/A	N/A	11.492	12.308	75	11.519	12.356	604	11.537	12.388	125
2008	N/A	N/A	N/A	11.362	8.837	38	12.308	8.852	89	12.356	8.900	760	12.388	8.932	244
2009	N/A	N/A	N/A	8.837	11.085	38	8.852	11.111	87	8.900	11.187	627	8.932	11.238	116
2010	N/A	N/A	N/A	11.085	12.159	36	11.111	12.193	35	11.187	12.296	541	11.238	12.364	101
2011	N/A	N/A	N/A	12.159	12.052	34	12.193	12.091	34	12.296	12.211	361	12.364	12.291	109
2012	12.280	12.891	1*	12.052	12.940	35	12.091	12.989	33	12.211	13.137	288	12.291	13.237	44
2013	12.891	14.120	58	12.940	14.181	33	12.989	14.242	32	13.137	14.426	278	13.237	14.550	55
2014	14.120	14.400	47	14.181	14.469	30	14.242	14.538	31	14.426	14.748	227	14.550	14.890	40
LVIP MFS International Growth RPM
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.891	10.049	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.049	9.163	1*	N/A	N/A	N/A
LVIP MFS International Growth
2007	10.297	11.132	1*	11.360	11.135	1*	N/A	N/A	N/A	10.226	11.149	7	9.904	11.156	5
2008	11.132	5.566	1*	11.135	5.570	3	10.850	5.575	1*	11.149	5.588	22	11.156	5.597	4
2009	N/A	N/A	N/A	5.570	7.413	2	5.575	7.423	1*	5.588	7.452	16	5.597	7.472	2
2010	N/A	N/A	N/A	7.413	8.215	3	7.423	8.230	1*	7.452	8.275	20	7.472	8.305	2
2011	N/A	N/A	N/A	8.215	7.253	1*	N/A	N/A	N/A	8.275	7.321	19	8.305	7.354	2
2012	N/A	N/A	N/A	7.253	8.485	6	N/A	N/A	N/A	7.321	8.581	11	7.354	8.630	2
2013	N/A	N/A	N/A	8.485	9.444	5	N/A	N/A	N/A	8.581	9.570	20	8.630	9.634	4
2014	N/A	N/A	N/A	9.444	8.785	5	N/A	N/A	N/A	9.570	8.920	18	9.634	8.988	1*
LVIP MFS Value
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.962	9.710	80	10.002	9.716	11
2008	6.148	6.428	2	N/A	N/A	N/A	6.241	6.438	15	9.710	6.454	86	9.716	6.464	5
2009	6.428	7.614	6	N/A	N/A	N/A	6.438	7.634	20	6.454	7.664	162	6.464	7.684	6
2010	7.614	8.320	5	7.624	8.335	1*	7.634	8.351	19	7.664	8.396	159	7.684	8.426	38
2011	8.320	8.139	2	8.335	8.157	1*	8.351	8.177	14	8.396	8.233	136	8.426	8.271	41
2012	8.139	9.271	5	8.157	9.297	9	8.177	9.324	10	8.233	9.402	105	8.271	9.455	40
2013	9.271	12.344	14	9.297	12.384	9	9.324	12.426	2	9.402	12.549	105	9.455	12.633	23
2014	12.344	13.357	12	12.384	13.408	8	N/A	N/A	N/A	12.549	13.614	51	12.633	13.718	8
A-12

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Mid-Cap Value
2007	9.591	8.625	4	10.274	8.627	1*	N/A	N/A	N/A	9.947	8.638	18	10.193	8.643	4
2008	8.625	5.008	4	8.627	5.012	4	N/A	N/A	N/A	8.638	5.028	17	8.643	5.036	1*
2009	N/A	N/A	N/A	5.012	6.994	1*	N/A	N/A	N/A	5.028	7.031	17	5.036	7.049	1*
2010	N/A	N/A	N/A	6.994	8.490	1*	N/A	N/A	N/A	7.031	8.551	15	7.049	8.582	1*
2011	N/A	N/A	N/A	8.490	7.542	1*	N/A	N/A	N/A	8.551	7.612	26	N/A	N/A	N/A
2012	N/A	N/A	N/A	7.542	9.171	4	N/A	N/A	N/A	7.612	9.275	67	8.887	9.327	7
2013	N/A	N/A	N/A	9.171	12.054	3	N/A	N/A	N/A	9.275	12.215	32	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.054	12.788	2	N/A	N/A	N/A	12.215	12.985	58	12.296	13.084	4
LVIP Mondrian International Value
2005	15.927	17.596	29	15.961	17.642	27	15.985	17.678	24	16.053	17.780	322	15.679	17.383	97
2006	17.596	22.457	27	17.642	22.527	25	17.678	22.583	20	17.780	22.748	340	17.383	22.263	94
2007	22.457	24.578	20	22.527	24.667	24	22.583	24.741	17	22.748	24.959	270	22.263	24.451	83
2008	24.578	15.283	15	24.667	15.346	16	24.741	15.400	14	24.959	15.559	215	24.451	15.257	64
2009	15.283	18.189	15	15.346	18.273	15	15.400	18.346	9	15.559	18.564	174	15.257	18.222	49
2010	18.189	18.295	14	18.273	18.389	9	18.346	18.472	4	18.564	18.719	157	18.222	18.393	46
2011	18.295	17.203	2	18.389	17.300	7	18.472	17.386	3	18.719	17.645	124	18.393	17.355	40
2012	17.203	18.511	2	17.300	18.625	6	17.386	18.728	2	17.645	19.035	80	17.355	18.741	34
2013	18.511	22.141	4	18.625	22.288	6	18.728	22.422	2	19.035	22.825	102	18.741	22.494	29
2014	22.141	21.183	4	22.288	21.335	5	22.422	21.474	2	22.825	21.892	89	22.494	21.596	26
LVIP Money Market
2005	9.761	9.849	46	9.779	9.873	896	10.196	10.298	58	10.263	10.382	889	9.881	10.006	287
2006	9.849	10.121	49	9.873	10.150	762	10.298	10.593	81	10.382	10.696	807	10.006	10.318	278
2007	10.121	10.429	36	10.150	10.464	194	10.593	10.927	61	10.696	11.049	911	10.318	10.669	941
2008	10.429	10.478	155	10.464	10.519	212	10.927	10.989	104	11.049	11.128	1,367	10.669	10.757	713
2009	10.478	10.317	109	10.519	10.362	189	10.989	10.831	92	11.128	10.985	948	10.757	10.629	282
2010	10.317	10.133	60	10.362	10.182	100	10.831	10.648	49	10.985	10.815	593	10.629	10.476	258
2011	10.133	9.950	51	10.182	10.004	108	10.648	10.466	38	10.815	10.647	466	10.476	10.323	345
2012	9.950	9.770	45	10.004	9.828	86	10.466	10.287	45	10.647	10.481	338	10.323	10.172	211
2013	9.770	9.593	38	9.828	9.655	34	10.287	10.111	39	10.481	10.317	407	10.172	10.023	175
2014	9.593	9.420	36	9.655	9.485	22	10.111	9.938	37	10.317	10.156	298	10.023	9.876	118
LVIP Multi-Manager Global Equity RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.003	9.900	20	N/A	N/A	N/A
LVIP SSgA Bond Index
2008	10.150	10.446	13	9.962	10.448	3	N/A	N/A	N/A	10.066	10.459	75	9.813	10.465	6
2009	10.446	10.691	19	10.448	10.699	16	10.275	10.707	8	10.459	10.732	158	10.465	10.748	54
2010	10.691	11.094	15	10.699	11.108	29	10.707	11.122	8	10.732	11.164	172	10.748	11.192	92
2011	11.094	11.668	14	11.108	11.688	30	11.122	11.709	6	11.164	11.771	135	11.192	11.812	48
2012	11.668	11.866	12	11.688	11.893	20	11.709	11.920	3	11.771	12.001	110	11.812	12.055	36
2013	11.866	11.321	12	11.893	11.352	20	11.920	11.383	4	12.001	11.478	110	12.055	11.542	33
2014	11.321	11.723	12	11.352	11.761	21	11.383	11.799	11	11.478	11.915	98	11.542	11.993	25
LVIP SSgA Conservative Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.441	10.526	7	10.445	10.541	4
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.526	11.273	4	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.273	11.818	6	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.818	12.150	9	N/A	N/A	N/A
LVIP SSgA Conservative Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.394	10.489	13	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.489	11.157	13	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.157	11.727	14	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.727	12.150	14	N/A	N/A	N/A
A-13

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSgA Developed International 150
2008	9.103	6.252	3	N/A	N/A	N/A	N/A	N/A	N/A	9.336	6.260	8	5.937	6.263	1*
2009	6.252	8.858	2	4.742	8.865	2	4.945	8.871	1*	6.260	8.892	21	6.263	8.905	1*
2010	8.858	9.304	2	8.865	9.316	6	8.871	9.327	1*	8.892	9.363	33	8.905	9.387	5
2011	9.304	8.005	2	9.316	8.019	6	9.327	8.033	1*	9.363	8.076	27	9.387	8.104	6
2012	8.005	8.908	2	8.019	8.929	2	8.033	8.948	1*	8.076	9.010	19	8.104	9.051	1*
2013	8.908	10.495	1*	8.929	10.524	6	8.948	10.553	1*	9.010	10.641	17	9.051	10.700	6
2014	10.495	10.370	1*	10.524	10.403	6	10.553	10.437	2	10.641	10.540	20	10.700	10.609	6
LVIP SSgA Emerging Markets 100
2008	9.080	6.044	2	N/A	N/A	N/A	N/A	N/A	N/A	10.012	6.052	6	5.893	6.055	1*
2009	6.044	11.242	3	5.168	11.250	2	5.374	11.259	1*	6.052	11.285	60	6.055	11.302	3
2010	11.242	14.065	3	11.250	14.082	3	11.259	14.100	1*	11.285	14.154	67	11.302	14.189	7
2011	14.065	11.714	2	14.082	11.735	5	14.100	11.755	1*	14.154	11.818	33	14.189	11.860	6
2012	11.714	12.924	2	11.735	12.953	1*	11.755	12.982	1*	11.818	13.071	27	11.860	13.130	3
2013	12.924	12.296	2	12.953	12.330	4	12.982	12.364	1*	13.071	12.468	24	13.130	12.537	5
2014	12.296	11.635	2	12.330	11.673	4	12.364	11.711	2	12.468	11.827	19	12.537	11.904	4
LVIP SSgA Global Tactical Allocation RPM(11)
2005	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.254	10.885	141	10.664	10.891	58
2006	11.160	12.404	4	N/A	N/A	N/A	N/A	N/A	N/A	10.885	12.453	320	10.891	12.473	57
2007	12.404	13.485	3	N/A	N/A	N/A	13.733	13.520	1*	12.453	13.572	262	12.473	13.607	67
2008	13.485	7.861	3	N/A	N/A	N/A	13.520	7.889	320	13.572	7.932	174	13.607	7.960	79
2009	7.861	10.068	2	N/A	N/A	N/A	N/A	N/A	N/A	7.932	10.184	102	7.960	10.231	70
2010	10.068	10.721	1*	N/A	N/A	N/A	N/A	N/A	N/A	10.184	10.872	99	10.231	10.933	68
2011	10.721	10.521	1*	N/A	N/A	N/A	10.781	10.590	1*	10.872	10.695	65	10.933	10.766	68
2012	10.521	11.451	1*	N/A	N/A	N/A	10.590	11.539	1*	10.695	11.670	70	10.766	11.759	62
2013	11.451	12.313	1*	N/A	N/A	N/A	N/A	N/A	N/A	11.670	12.580	27	11.759	12.689	17
2014	12.313	12.536	1*	N/A	N/A	N/A	N/A	N/A	N/A	12.580	12.840	20	12.689	12.963	15
LVIP SSgA International Index
2008	9.042	6.388	3	N/A	N/A	N/A	N/A	N/A	N/A	9.545	6.397	9	6.033	6.400	1*
2009	6.388	7.998	2	4.886	8.004	3	5.096	8.010	1*	6.397	8.028	73	6.400	8.040	27
2010	7.998	8.384	3	8.004	8.394	6	8.010	8.405	1*	8.028	8.436	84	8.040	8.458	33
2011	8.384	7.194	2	8.394	7.206	7	8.405	7.219	2	8.436	7.257	96	8.458	7.283	7
2012	7.194	8.320	2	7.206	8.338	5	7.219	8.358	1*	7.257	8.414	79	7.283	8.452	13
2013	8.320	9.857	2	8.338	9.885	11	8.358	9.912	5	8.414	9.994	191	8.452	10.050	82
2014	9.857	9.089	2	9.885	9.118	11	9.912	9.148	7	9.994	9.238	127	10.050	9.298	79
LVIP SSgA International RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Large Cap 100
2008	9.970	6.964	5	N/A	N/A	N/A	N/A	N/A	N/A	9.632	6.973	49	6.728	6.976	1*
2009	6.964	9.226	5	5.193	9.233	6	5.468	9.240	3	6.973	9.261	63	6.976	9.275	2
2010	9.226	10.768	5	9.233	10.782	11	9.240	10.795	2	9.261	10.836	84	9.275	10.863	10
2011	10.768	10.789	4	10.782	10.808	10	10.795	10.827	2	10.836	10.884	109	10.863	10.923	16
2012	10.789	11.857	3	10.808	11.883	3	10.827	11.910	1*	10.884	11.991	50	10.923	12.046	7
2013	11.857	15.771	4	11.883	15.814	7	11.910	15.858	1*	11.991	15.990	71	12.046	16.078	17
2014	15.771	18.027	4	15.814	18.085	7	15.858	18.144	3	15.990	18.323	62	16.078	18.443	10
LVIP SSgA Large Cap RPM
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.448	10.884	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Moderate Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	10.641	10.396	8	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	10.396	11.372	7	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.578	12.947	1*	N/A	N/A	N/A
LVIP SSgA Moderate Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.555	10.392	9	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.392	11.276	9	N/A	N/A	N/A
2013	11.926	12.382	33	11.942	12.403	14	11.959	12.425	24	11.276	12.488	393	12.043	12.531	83
2014	12.382	12.798	33	12.403	12.827	11	12.425	12.855	21	12.488	12.941	349	12.531	12.998	66
A-14

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSgA Moderately Aggressive Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.790	10.323	12	10.795	10.338	14
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.323	11.437	12	10.338	11.464	14
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.464	12.934	14
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12.392	13.161	1*	12.934	13.219	14
LVIP SSgA Moderately Aggressive Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA S&P 500 Index(12)
2005	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.109	10.248	1*	N/A	N/A	N/A
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.248	11.463	1*	10.709	11.481	1*
2007	N/A	N/A	N/A	11.410	11.277	1*	N/A	N/A	N/A	11.453	11.335	17	11.475	11.364	1*
2008	10.103	6.927	11	11.277	6.939	1*	N/A	N/A	N/A	11.335	6.989	37	11.364	7.014	2
2009	6.927	8.553	9	6.939	8.573	6	5.818	8.592	3	6.989	8.651	59	7.014	8.691	43
2010	8.553	9.609	9	8.573	9.636	13	8.592	9.663	3	8.651	9.744	66	8.691	9.798	50
2011	9.609	9.584	6	9.636	9.615	12	9.663	9.647	3	9.744	9.742	62	9.798	9.807	10
2012	9.584	10.853	4	9.615	10.894	7	9.647	10.936	2	9.742	11.060	45	9.807	11.144	16
2013	10.853	14.029	28	10.894	14.089	19	10.936	14.150	312	11.060	14.333	464	11.144	14.456	145
2014	14.029	15.582	24	14.089	15.657	12	14.150	15.732	256	14.333	15.960	370	14.456	16.113	126
LVIP SSgA Small-Cap Index
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.179	9.147	3	N/A	N/A	N/A
2008	8.726	5.905	2	6.371	5.910	1*	N/A	N/A	N/A	9.147	5.929	49	6.113	5.939	1*
2009	5.905	7.287	2	5.910	7.297	2	4.568	7.306	1*	5.929	7.335	18	5.939	7.354	14
2010	7.287	9.004	2	7.297	9.021	3	7.306	9.037	1*	7.335	9.086	21	7.354	9.119	14
2011	9.004	8.415	2	9.021	8.434	3	9.037	8.454	1*	9.086	8.512	24	9.119	8.552	3
2012	8.415	9.550	1*	8.434	9.577	3	8.454	9.603	1*	8.512	9.685	14	8.552	9.739	5
2013	9.550	12.896	11	9.577	12.939	6	9.603	12.982	9	9.685	13.111	89	9.739	13.198	17
2014	12.896	13.218	11	12.939	13.269	6	12.982	13.320	9	13.111	13.472	71	13.198	13.576	15
LVIP SSgA Small-Cap RPM
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Small-Mid Cap 200
2008	10.610	7.214	1*	N/A	N/A	N/A	N/A	N/A	N/A	10.092	7.224	26	6.890	7.227	1*
2009	7.214	10.714	2	4.981	10.722	2	5.293	10.730	1*	7.224	10.755	19	7.227	10.772	2
2010	10.714	13.403	1*	10.722	13.420	3	10.730	13.436	1*	10.755	13.488	32	10.772	13.522	3
2011	13.403	12.834	1*	13.420	12.857	2	13.436	12.879	1*	13.488	12.948	30	13.522	12.994	2
2012	12.834	14.306	1*	12.857	14.338	1*	12.879	14.369	1*	12.948	14.468	13	12.994	14.534	1*
2013	14.306	18.840	1*	14.338	18.892	2	14.369	18.943	1*	14.468	19.102	11	14.534	19.208	2
2014	18.840	19.242	1*	18.892	19.305	2	18.943	19.367	1*	19.102	19.559	7	19.208	19.687	2
LVIP T. Rowe Price Growth Stock
2007	10.190	9.908	1*	N/A	N/A	N/A	N/A	N/A	N/A	10.114	9.924	23	10.194	9.930	9
2008	9.908	5.642	1*	N/A	N/A	N/A	N/A	N/A	N/A	9.924	5.665	16	9.930	5.674	1*
2009	5.642	7.906	1*	N/A	N/A	N/A	N/A	N/A	N/A	5.665	7.958	54	5.674	7.978	3
2010	7.906	9.037	1*	N/A	N/A	N/A	N/A	N/A	N/A	7.958	9.119	29	7.978	9.152	1*
2011	9.037	8.703	1*	N/A	N/A	N/A	N/A	N/A	N/A	9.119	8.804	10	9.152	8.845	1*
2012	8.703	10.083	1*	N/A	N/A	N/A	N/A	N/A	N/A	8.804	10.225	48	8.845	10.283	9
2013	10.083	13.729	1*	N/A	N/A	N/A	N/A	N/A	N/A	10.225	13.958	27	10.283	14.050	2
2014	13.729	14.615	1*	N/A	N/A	N/A	N/A	N/A	N/A	13.958	14.895	29	14.050	15.009	2
A-15

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP T. Rowe Price Structured Mid-Cap Growth
2005	N/A	N/A	N/A	12.356	13.326	1*	12.371	13.349	3	12.434	13.437	32	13.827	14.957	1*
2006	N/A	N/A	N/A	13.326	14.302	2	13.349	14.334	3	13.437	14.450	33	14.957	16.101	2
2007	14.555	15.905	2	14.302	15.955	3	14.334	15.999	3	14.450	16.153	37	16.101	18.017	2
2008	15.905	8.934	1*	15.955	8.967	1*	15.999	8.996	3	16.153	9.096	33	18.017	10.156	1*
2009	8.934	12.835	1*	8.967	12.888	1*	8.996	12.936	3	9.096	13.100	29	10.156	14.641	1*
2010	12.835	16.175	1*	12.888	16.250	2	12.936	16.319	2	13.100	16.550	16	N/A	N/A	N/A
2011	16.175	15.264	1*	16.250	15.343	2	16.319	15.415	2	16.550	15.657	15	N/A	N/A	N/A
2012	15.264	17.427	1*	15.343	17.526	2	N/A	N/A	N/A	15.657	17.921	24	N/A	N/A	N/A
2013	17.427	23.060	1*	17.526	23.203	1*	19.898	23.335	1*	17.921	23.773	15	21.143	26.676	2
2014	23.060	25.260	1*	23.203	25.429	1*	N/A	N/A	N/A	23.773	26.107	16	26.676	29.324	1*
LVIP Templeton Growth RPM
2007	10.138	9.780	4	N/A	N/A	N/A	N/A	N/A	N/A	9.397	9.795	13	9.595	9.801	16
2008	9.780	5.962	4	5.728	5.967	1*	N/A	N/A	N/A	9.795	5.986	10	9.801	5.996	2
2009	N/A	N/A	N/A	5.967	7.490	1*	N/A	N/A	N/A	5.986	7.529	12	5.996	7.549	5
2010	N/A	N/A	N/A	7.490	7.820	1*	N/A	N/A	N/A	7.529	7.877	10	7.549	7.905	2
2011	N/A	N/A	N/A	7.820	7.424	1*	N/A	N/A	N/A	7.877	7.493	10	7.905	7.528	2
2012	N/A	N/A	N/A	7.424	8.816	1*	N/A	N/A	N/A	7.493	8.916	17	7.528	8.966	2
2013	N/A	N/A	N/A	8.816	10.359	1*	N/A	N/A	N/A	8.916	10.497	11	8.966	10.567	2
2014	N/A	N/A	N/A	10.359	9.947	1*	N/A	N/A	N/A	10.497	10.100	8	10.567	10.177	2
LVIP UBS Large Cap Growth RPM
2005	11.211	11.468	2	11.224	11.487	3	11.227	11.496	3	11.282	11.569	15	12.672	13.008	58
2006	11.468	12.347	1*	11.487	12.373	3	11.496	12.389	3	11.569	12.487	14	13.008	14.053	58
2007	12.347	14.595	1*	12.373	14.634	7	12.389	14.660	4	12.487	14.798	45	14.053	16.671	12
2008	14.595	8.479	3	14.634	8.506	8	14.660	8.525	1*	14.798	8.618	45	16.671	9.718	13
2009	8.479	11.530	3	8.506	11.572	3	8.525	11.604	1*	8.618	11.749	55	9.718	13.262	9
2010	11.530	12.603	3	11.572	12.656	1*	11.604	12.697	1*	11.749	12.874	54	13.262	14.547	8
2011	12.603	11.668	1*	12.656	11.723	1*	12.697	11.767	1*	12.874	11.949	47	14.547	13.516	8
2012	N/A	N/A	N/A	11.723	13.401	1*	11.767	13.458	1*	11.949	13.687	43	13.516	15.497	5
2013	N/A	N/A	N/A	13.401	16.519	1*	13.458	16.596	1*	13.687	16.905	17	15.497	19.159	5
2014	N/A	N/A	N/A	16.519	17.092	1*	16.596	17.181	1*	16.905	17.526	11	19.159	19.883	4
LVIP Vanguard Domestic Equity ETF
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.206	9.350	5	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.350	10.570	5	10.070	10.588	2
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.570	13.544	9	10.588	13.580	2
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	13.544	14.920	6	13.580	14.974	2
LVIP Vanguard International Equity ETF
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.823	8.342	7	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.342	9.773	8	8.775	9.789	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	9.773	11.009	8	9.789	11.038	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.009	10.305	9	11.038	10.343	1*
LVIP VIP Contrafund RPM
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.105	11.055	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	11.055	11.511	2	N/A	N/A	N/A
LVIP VIP Mid Cap RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS VIT Core Equity
2005	11.239	11.195	7	11.257	11.218	2	11.283	11.250	1*	11.333	11.316	40	13.156	13.150	5
2006	11.195	12.474	6	11.218	12.506	2	11.250	12.547	1*	11.316	12.640	37	13.150	14.704	5
2007	12.474	13.576	6	12.506	13.619	1*	12.547	13.670	1*	12.640	13.792	38	14.704	16.060	4
2008	13.576	8.087	1*	13.619	8.116	1*	13.670	8.151	1*	13.792	8.236	22	16.060	9.600	4
2009	8.087	10.497	1*	8.116	10.539	1*	8.151	10.591	1*	8.236	10.718	22	9.600	12.505	3
2010	10.497	12.043	1*	10.539	12.097	1*	10.591	12.162	1*	10.718	12.327	21	12.505	14.396	3
2011	12.043	11.671	1*	12.097	11.729	1*	12.162	11.799	1*	12.327	11.976	19	14.396	14.001	3
2012	N/A	N/A	N/A	11.729	13.357	1*	11.799	13.443	1*	11.976	13.665	10	14.001	15.992	1*
2013	N/A	N/A	N/A	13.357	17.609	1*	13.443	17.731	1*	13.665	18.052	8	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	17.731	19.335	1*	18.052	19.714	8	N/A	N/A	N/A
A-16

	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
MFS VIT Growth
2005	11.113	11.883	4	11.131	11.908	23	4.896	5.241	14	4.929	5.284	63	13.173	14.135	21
2006	11.883	12.553	4	11.908	12.586	23	5.241	5.542	14	5.284	5.596	66	14.135	14.984	20
2007	12.553	14.895	2	12.586	14.941	21	5.542	6.582	10	5.596	6.656	69	14.984	17.843	16
2008	14.895	9.132	2	14.941	9.165	1*	6.582	4.039	12	6.656	4.091	57	17.843	10.977	16
2009	9.132	12.310	1*	9.165	12.361	1*	4.039	5.451	15	4.091	5.529	51	10.977	14.850	10
2010	12.310	13.900	1*	12.361	13.965	1*	5.451	6.161	17	5.529	6.259	39	14.850	16.827	7
2011	13.900	13.570	1*	13.965	13.639	1*	6.161	6.021	14	6.259	6.125	35	16.827	16.484	7
2012	N/A	N/A	N/A	13.639	15.683	1*	6.021	6.926	11	6.125	7.057	30	16.484	19.012	6
2013	N/A	N/A	N/A	15.683	21.025	1*	6.926	9.290	6	7.057	9.480	29	19.012	25.564	6
2014	N/A	N/A	N/A	21.025	22.444	1*	9.290	9.922	4	9.480	10.139	28	25.564	27.370	6
MFS VIT Total Return(13)
2004	11.249	12.261	87	10.885	11.870	90	11.592	12.647	138	11.651	12.731	883	11.101	12.142	234
2005	12.261	12.349	89	11.870	11.961	96	12.647	12.751	130	12.731	12.854	969	12.142	12.272	204
2006	12.349	13.532	69	11.961	13.114	85	12.751	13.986	117	12.854	14.120	1,015	12.272	13.494	202
2007	13.532	13.806	56	13.114	13.387	82	13.986	14.284	112	14.120	14.443	800	13.494	13.816	185
2008	13.806	10.528	51	13.387	10.213	73	14.284	10.903	85	14.443	11.041	680	13.816	10.573	135
2009	10.528	12.167	41	10.213	11.809	58	10.903	12.613	75	11.041	12.792	555	10.573	12.261	127
2010	12.167	13.094	35	11.809	12.715	43	12.613	13.588	50	12.792	13.801	516	12.261	13.242	126
2011	13.094	13.058	33	12.715	12.686	41	13.588	13.564	36	13.801	13.797	444	13.242	13.252	116
2012	13.058	14.220	30	12.686	13.822	15	13.564	14.786	20	13.797	15.063	372	13.252	14.482	72
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS VIT Utilities
2005	12.639	14.463	54	12.032	13.775	43	9.460	10.836	34	9.523	10.925	418	15.271	17.537	53
2006	14.463	18.594	51	13.775	17.718	46	10.836	13.945	28	10.925	14.081	509	17.537	22.625	45
2007	18.594	23.283	36	17.718	22.198	125	13.945	17.479	27	14.081	17.676	466	22.625	28.430	55
2008	23.283	14.214	24	22.198	13.559	103	17.479	10.682	22	17.676	10.818	343	28.430	17.417	70
2009	14.214	18.540	21	13.559	17.694	61	10.682	13.947	20	10.818	14.146	246	17.417	22.798	64
2010	18.540	20.660	19	17.694	19.726	50	13.947	15.556	20	14.146	15.803	205	22.798	25.493	54
2011	20.660	21.600	19	19.726	20.635	20	15.556	16.281	18	15.803	16.563	188	25.493	26.747	45
2012	21.600	24.006	11	20.635	22.945	19	16.281	18.112	13	16.563	18.454	168	26.747	29.830	35
2013	24.006	28.330	13	22.945	27.091	16	18.112	21.396	10	18.454	21.833	146	29.830	35.326	21
2014	28.330	31.278	12	27.091	29.925	15	21.396	23.646	8	21.833	24.165	104	35.326	39.139	12
NB AMT Mid Cap Growth(1)
2004	10.463	11.946	21	10.473	11.963	39	10.485	11.983	249	10.522	12.043	214	12.151	13.922	139
2005	11.946	13.338	17	11.963	13.365	34	11.983	13.394	253	12.043	13.481	214	13.922	15.599	165
2006	13.338	15.018	19	13.365	15.055	30	13.394	15.095	249	13.481	15.216	213	15.599	17.625	167
2007	15.018	18.064	16	15.055	18.118	92	15.095	18.175	253	15.216	18.348	226	17.625	21.274	57
2008	18.064	10.042	14	18.118	10.077	81	18.175	10.114	229	18.348	10.225	174	21.274	11.868	53
2009	10.042	12.973	11	10.077	13.024	47	10.114	13.079	174	10.225	13.243	131	11.868	15.386	51
2010	12.973	16.441	13	13.024	16.514	40	13.079	16.592	196	13.243	16.825	118	15.386	19.567	48
2011	16.441	16.216	9	16.514	16.296	13	16.592	16.381	195	16.825	16.636	102	19.567	19.367	41
2012	16.216	17.895	7	16.296	17.993	6	16.381	18.095	171	16.636	18.405	94	19.367	21.447	29
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
NB AMT Mid Cap Intrinsic Value
2005	15.676	17.236	22	15.700	17.270	19	15.728	17.310	25	15.803	17.419	240	15.443	17.038	87
2006	17.236	18.809	13	17.270	18.856	17	17.310	18.909	27	17.419	19.056	235	17.038	18.659	86
2007	18.809	19.074	5	18.856	19.131	15	18.909	19.194	24	19.056	19.373	185	18.659	18.988	72
2008	19.074	10.145	4	19.131	10.180	14	19.194	10.219	11	19.373	10.330	164	18.988	10.134	47
2009	10.145	14.595	5	10.180	14.654	13	10.219	14.717	10	10.330	14.899	135	10.134	14.632	37
2010	14.595	18.080	4	14.654	18.161	8	14.717	18.249	8	14.899	18.502	112	14.632	18.188	29
2011	18.080	16.595	3	18.161	16.678	7	18.249	16.767	7	18.502	17.025	92	18.188	16.753	25
2012	16.595	18.821	2	16.678	18.924	3	16.767	19.034	3	17.025	19.356	64	16.753	19.067	18
2013	18.821	25.321	2	18.924	25.473	2	19.034	25.635	2	19.356	26.107	49	19.067	25.742	15
2014	25.321	28.297	2	25.473	28.481	2	25.635	28.676	2	26.107	29.248	34	25.742	28.868	14
PIMCO VIT CommodityRealReturn Strategy
2009	11.083	12.484	1*	11.296	12.487	2	11.961	12.491	1*	9.762	12.503	7	10.866	12.511	6
2010	12.484	15.227	1*	12.487	15.239	7	N/A	N/A	N/A	12.503	15.288	15	12.511	15.313	9
2011	15.227	13.820	1*	15.239	13.837	5	N/A	N/A	N/A	15.288	13.910	24	15.313	13.947	12
2012	13.820	14.262	1*	13.837	14.287	2	N/A	N/A	N/A	13.910	14.391	18	13.947	14.443	5
2013	14.262	11.940	2	N/A	N/A	N/A	N/A	N/A	N/A	14.391	12.079	15	14.443	12.135	3
2014	11.940	9.539	2	N/A	N/A	N/A	N/A	N/A	N/A	12.079	9.673	12	12.135	9.728	2
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	with EEB and Step-Up			with EEB			with Step-Up			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Putnam VT Global Health Care
2005	10.096	11.219	10	10.113	11.243	9	10.128	11.266	20	10.176	11.337	71	11.597	12.932	4
2006	11.219	11.321	11	11.243	11.351	9	11.266	11.380	17	11.337	11.468	61	12.932	13.095	4
2007	11.321	11.046	5	11.351	11.082	7	11.380	11.115	17	11.468	11.219	46	13.095	12.823	4
2008	11.046	8.992	4	11.082	9.026	5	11.115	9.058	14	11.219	9.155	32	12.823	10.475	4
2009	8.992	11.123	3	9.026	11.170	5	9.058	11.215	11	9.155	11.353	28	10.475	13.003	4
2010	11.123	11.188	2	11.170	11.241	4	11.215	11.292	9	11.353	11.448	28	13.003	13.125	1*
2011	11.188	10.854	1*	11.241	10.911	4	11.292	10.965	9	11.448	11.134	23	N/A	N/A	N/A
2012	10.854	13.028	1*	10.911	13.102	3	10.965	13.175	7	11.134	13.397	16	N/A	N/A	N/A
2013	13.028	18.118	1*	13.102	18.230	3	13.175	18.340	8	13.397	18.678	13	N/A	N/A	N/A
2014	18.118	22.703	1*	18.230	22.855	9	18.340	23.004	9	18.678	23.463	13	N/A	N/A	N/A
Putnam VT Growth & Income
2005	11.774	12.163	8	11.797	12.192	12	11.816	12.218	21	11.872	12.294	68	13.297	13.784	2
2006	12.163	13.840	7	12.192	13.880	12	12.218	13.917	20	12.294	14.024	55	13.784	15.739	4
2007	13.840	12.766	6	13.880	12.809	10	13.917	12.850	17	14.024	12.968	49	15.739	14.569	2
2008	12.766	7.682	2	12.809	7.712	6	12.850	7.740	14	12.968	7.823	42	14.569	8.798	2
2009	7.682	9.790	1*	7.712	9.833	2	7.740	9.874	12	7.823	9.995	27	8.798	11.251	2
2010	9.790	10.992	1*	9.833	11.046	2	9.874	11.097	11	9.995	11.250	23	11.251	12.677	2
2011	10.992	10.290	1*	11.046	10.345	2	11.097	10.399	9	11.250	10.558	16	12.677	11.908	2
2012	10.290	12.034	1*	N/A	N/A	N/A	10.399	12.174	7	10.558	12.378	12	11.908	13.976	2
2013	12.034	16.029	1*	N/A	N/A	N/A	12.174	16.231	6	12.378	16.528	11	13.976	18.680	1*
2014	16.029	17.423	1*	N/A	N/A	N/A	16.231	17.661	6	16.528	18.012	11	18.680	20.377	1*
Templeton Global Bond VIP
2005	N/A	N/A	N/A	N/A	N/A	N/A	9.978	9.867	4	10.000	9.876	16	10.051	9.881	6
2006	10.485	10.917	9	N/A	N/A	N/A	9.867	10.934	9	9.876	10.960	97	9.881	10.977	18
2007	10.917	11.896	14	10.808	11.912	23	10.934	11.927	8	10.960	11.973	191	10.977	12.004	66
2008	11.896	12.403	15	11.912	12.425	79	11.927	12.447	23	11.973	12.514	216	12.004	12.559	146
2009	12.403	14.451	21	12.425	14.484	76	12.447	14.517	30	12.514	14.616	213	12.559	14.684	136
2010	14.451	16.236	26	14.484	16.281	75	14.517	16.326	30	14.616	16.463	252	14.684	16.555	122
2011	16.236	15.799	20	16.281	15.851	62	16.326	15.903	27	16.463	16.060	247	16.555	16.167	120
2012	15.799	17.846	19	15.851	17.914	64	15.903	17.982	18	16.060	18.187	205	16.167	18.325	113
2013	17.846	17.805	15	17.914	17.881	52	17.982	17.958	12	18.187	18.190	160	18.325	18.347	69
2014	17.805	17.799	12	17.881	17.884	46	17.958	17.970	6	18.190	18.229	88	18.347	18.405	38
Templeton Growth VIP
2005	13.197	14.103	14	12.299	13.151	16	11.728	12.547	24	11.807	12.649	269	14.508	15.559	138
2006	14.103	16.864	13	13.151	15.733	21	12.547	15.018	29	12.649	15.163	285	15.559	18.670	189
2007	16.864	16.944	9	15.733	15.815	20	15.018	15.104	26	15.163	15.273	250	18.670	18.824	112
2008	16.944	9.593	8	15.815	8.959	12	15.104	8.560	11	15.273	8.669	201	18.824	10.695	54
2009	9.593	12.346	4	8.959	11.536	11	8.560	11.028	8	8.669	11.185	146	10.695	13.813	42
2010	12.346	13.016	3	11.536	12.168	10	11.028	11.638	6	11.185	11.821	137	13.813	14.613	23
2011	13.016	11.886	3	12.168	11.117	9	11.638	10.638	5	11.821	10.822	114	14.613	13.391	21
2012	11.886	14.127	3	11.117	13.219	9	10.638	12.656	4	10.822	12.894	94	13.391	15.971	8
2013	14.127	18.142	2	13.219	16.984	8	12.656	16.269	4	12.894	16.600	79	15.971	20.583	7
2014	18.142	17.308	2	16.984	16.212	8	16.269	15.537	3	16.600	15.877	58	20.583	19.705	7
*	The numbers of accumulation units less than 500 were rounded up to one.
(1) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA S&P 500 Index Fund Subaccount.
(2) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP BlackRock Inflation Protected Bond Fund Subaccount.
(4) Effective October 9, 2010, the Delaware VIP® Trend Series was reorganized into the Delaware VIP® Smid Cap Growth Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP® Trend Series.
(5) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA Small-Cap Index Fund Subaccount.
(6) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA International Index Fund Subaccount.
(7) Effective June 5, 2007, the Baron Capital Asset Fund, a series of Baron Capital Funds Trust, was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Baron Capital Asset Fund.
(8) Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Foundation Aggressive Allocation Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.
(9) Effective April 30, 2007, the Lincoln Growth Fund, was reorganized into the LVIP Janus Capital Appreciation Fund, a series of Lincoln Variable Insurance Products Trust.
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(10) Effective June 11, 2007, the Lincoln Growth Opportunities Fund was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust.
(11) Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSgA Global Tactical Allocation Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.
(12) Effective April 30, 2007, the Lincoln Core Fund was reorganized into the LVIP SSgA S&P 500 Index Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Lincoln Core Fund.
(13) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA Moderate Structured Allocation Fund Subaccount.
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Appendix B — Guaranteed Income Benefit Percentages For Previous Rider Elections
Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for:
i4LIFE® Advantage Guaranteed Income Benefit elections between May 21, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount
Under age 40	2.00%
40 – 54	2.50%
55 – under 59½	3.00%
59½ - 64	3.50%
65 – 69	4.00%
70 – 74	4.50%
75+	5.00%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.
i4LIFE® Advantage Guaranteed Income Benefit elections prior to May 21, 2012.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount
Under age 40	2.50%
40 – 54	3.00%
55 – under 59½	3.50%
59½ - 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

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SAI 2

Lincoln ChoicePlusSM II Bonus
Lincoln Life Variable Annuity Account N  (Registrant)
The Lincoln National Life Insurance Company  (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln ChoicePlusSM II Bonus prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2015. You may obtain a copy of the Lincoln ChoicePlusSM II Bonus prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46802, or call 1-888-868-2583.

This SAI is not a prospectus.
The date of this SAI is May 1, 2015.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.
Services
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) our financial statements of the Lincoln Life Variable Annuity Account N as of December 31, 2014 and for the year then ended and the statement of changes in net assets for each of the years in the two year period ended December 31, 2014; and b) our consolidated financial statements of The Lincoln National Life Insurance Company as of December 31, 2014 and 2013 and for each of the three years in the period ended December 31, 2014, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.
Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.
Principal Underwriter
Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of Lincoln Life, serves as principal underwriter (the “Principal Underwriter”) for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives, who are associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively, “LFN”), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers (“Selling Firms”) for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $437,205,763, $619,961,766 and $606,129,776 to LFN and Selling Firms in 2012, 2013 and 2014 respectively, as sales compensation with respect to all the contracts offered under the VAA. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.
Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.
Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
The offering of the contracts is continuous.
Interest Adjustment Example
Note: This example is intended to show how the Interest Adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the Interest Adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The Interest Adjustment may be referred to as a Market Value Adjustment in your contract.
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SAMPLE CALCULATIONS FOR MALE 35 ISSUE
CASH SURRENDER VALUES
Single Premium	$50,000
Premium taxes	None
Withdrawals	None
Guaranteed Period	5 years
Guaranteed Interest Rate	3.50%
Annuity Date	Age 70
Index Rate A	3.50%
Index Rate B	4.00% End of contract year 1 3.50% End of contract year 2 3.00% End of contract year 3 2.00% End of contract year 4
Percentage adjustment to B	0.50%

Interest Adjustment Formula	(1 + Index A)[n]	-1
n = Remaining Guaranteed Period	(1 + Index B + % Adjustment)[n]
SURRENDER VALUE CALCULATION
Contract Year	(1) Annuity Value	(2) 1 + Interest Adjustment Formula	(3) Adjusted Annuity Value	(4) Minimum Value	(5) Greater of (3) & (4)	(6) Surrender Charge	(7) Surrender Value
1	$51,710	0.962268	$49,759	$50,710	$50,710	$4,250	$46,460
2	$53,480	0.985646	$52,712	$51,431	$52,712	$4,250	$48,462
3	$55,312	1.000000	$55,312	$52,162	$55,312	$4,000	$51,312
4	$57,208	1.009756	$57,766	$52,905	$57,766	$3,500	$54,266
5	$59,170	N/A	$59,170	$53,658	$59,170	$3,000	$56,170
ANNUITY VALUE CALCULATION
Contract Year	BOY* Annuity Value		Guaranteed Interest Rate		Annual Account Fee		EOY** Annuity Value
1	$50,000	x	1.035	-	$40	=	$51,710
2	$51,710	x	1.035	-	$40	=	$53,480
3	$53,480	x	1.035	-	$40	=	$55,312
4	$55,312	x	1.035	-	$40	=	$57,208
5	$57,208	x	1.035	-	$40	=	$59,170
SURRENDER CHARGE CALCULATION
Contract Year	Surrender Charge Factor		Deposit		Surrender Charge
1	8.5%	x	$50,000	=	$4,250
2	8.5%	x	$50,000	=	$4,250
3	8.0%	x	$50,000	=	$4,000
4	7.0%	x	$50,000	=	$3,500
5	6.0%	x	$50,000	=	$3,000
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1 + INTEREST ADJUSTMENT FORMULA CALCULATION
Contract Year	Index A	Index B	Adj Index B	N	Result
1	3.50%	4.00%	4.50%	4	0.962268
2	3.50%	3.50%	4.00%	3	0.985646
3	3.50%	3.00%	3.50%	2	1.000000
4	3.50%	2.00%	2.50%	1	1.009756
5	3.50%	N/A	N/A	N/A	N/A
MINIMUM VALUE CALCULATION
Contract Year			Minimum Guaranteed Interest Rate		Annual Account Fee		Minimum Value
1	$50,000	x	1.015	-	$40	=	$50,710
2	$50,710	x	1.015	-	$40	=	$51,431
3	$51,431	x	1.015	-	$40	=	$52,162
4	$52,162	x	1.015	-	$40	=	$52,905
5	$52,905	x	1.015	-	$40	=	$53,658

*	BOY = beginning of year

**	EOY = end of year
Annuity Payouts
Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
•	the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax (and less any surrender charges on purchase payments in the contract for less than 12 months if bonus credits applied to the purchase payments);
•	the annuity tables contained in the contract;
•	the type of annuity option selected; and
•	the investment results of the fund(s) selected.
In order to determine the amount of variable Annuity Payouts, we make the following calculation:
•	first, we determine the dollar amount of the first payout;
•	second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
•	third, we calculate the value of the Annuity Units each period thereafter.
These steps are explained below.
The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table “a” Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3, 4, 5, or 6% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the
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value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner’s fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.
The value of each Subaccount’s Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
•	The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
•	A factor to neutralize the assumed investment return in the annuity table.
The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the access period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return (AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.
Annuitant	Male, Age 65
Secondary Life	Female, Age 63
Purchase Payment	$200,000.00
Regular Income Payment Frequency	Annual
AIR	4.0%
Hypothetical Investment Return	4.0%

	20-year Access Period	30-Year Access Period
Regular Income Payment	$10,600.94	$10,004.94
A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,540.85 with the 20-year access period and $9,004.45 with the 30-year access period.
At the end of the 20-year access period, the remaining Account Value of $109,921.94 (assuming no withdrawals) will be used to continue the $10,600.94 Regular Income Payment during the lifetime income period for the lives of the Annuitant and Secondary Life. At the end of the 30-year access period, the remaining Account Value of $65,108.01 (assuming no withdrawals) will be used to continue the $10,004.94 Regular Income Payment during the lifetime income period for the lives of the Annuitant and Secondary Life. (Note: the Regular Income Payments during the lifetime income period will vary with the investment performance of the underlying funds).
Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors — the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as
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issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best, Fitch, and Standard & Poor’s. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.
About the S&P 500 Index
The S&P 500 Index (hereinafter “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates (hereinafter “Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the funds. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the funds into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
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Unclaimed Property
We have entered into a Global Resolution Agreement with a third party auditor representing multiple states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor has compared expanded matching criteria to the Social Security Master Death File (“SSMDF”) to identify deceased insureds and policy or contract holders where a valid claim has not been made. We have also entered into a Regulatory Settlement Agreement with multiple states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws and considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in: (1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and (3) changes in our practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.
Additional Services
Dollar Cost Averaging (DCA)—You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS)—AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.
Cross Reinvestment Program/Earnings Sweep Program — Under this option, Account Value in a designated variable Subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable Subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the Annuity Commencement Date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.
The minimum holding Account Value required to establish cross reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.
Beginning May 1, 2010, the cross reinvestment service is no longer available unless the Contractowner was enrolled in this service prior to this date. Contractowners who are currently enrolled in this service will not be impacted by this change.
Portfolio Rebalancing — Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value, allocated to each variable Subaccount. This pre-determined level will be the allocation initially
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selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.
SecureLine® Account – SecureLine® is an interest bearing draft account established from the proceeds payable on a contract administered by us that helps you manage your surrender or death benefit proceeds. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may use the checkbook we previously provided and write checks against the account until the funds are depleted. The SecureLine® account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine® account.
Interest credited in the SecureLine® account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine® account. The balance in your SecureLine® account began earning interest the day your account was opened and will continue to earn interest until all funds are withdrawn. Interest is compounded daily and credited to your account on the last day of each month. The interest rate will be updated monthly and we may increase or decrease the rate at our discretion. The interest rate credited to your SecureLine® account may be more or less than the rate earned on funds held in our general account. The interest rate offered with a SecureLine® account is not necessarily that credited to the fixed account. There are no monthly fees. You may be charged a fee if you stop a payment or if you present a check for payment without sufficient funds.
Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of policyholders under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial Statements
The December 31, 2014 financial statements of the VAA and the December 31, 2014 consolidated financial statements of Lincoln Life appear on the following pages.
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Prospectus 3

Lincoln ChoicePlus AssuranceSM (Bonus)
Individual Variable Annuity Contracts
Lincoln Life Variable Annuity Account N
May 1, 2015
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
www.LincolnFinancial.com
1-888-868-2583
This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life or Company). This contract can be purchased primarily as either a nonqualified annuity or qualified retirement annuity under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. You will receive tax deferral for an IRA whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for acquiring a qualified contract. The contract is designed to accumulate Contract Value and to provide retirement income over a certain period of time, or for life, subject to certain conditions.
The benefits offered under this contract may be a variable or fixed amount, if available, or a combination of both. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant. Certain benefits described in this prospectus are no longer available.
The state in which your contract is issued will govern whether or not certain features, riders, restrictions, limitations, charges and fees will apply to your contract. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please check with your registered representative regarding their availability.
The minimum initial Purchase Payment for the contract is $10,000. Additional Purchase Payments, subject to certain restrictions, may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.
Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If your Purchase Payments, Bonus Credits and Persistency Credits are in the fixed account, we promise to pay you your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. At this time, the only fixed account available is for dollar cost averaging purposes. Also, an Interest Adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a Guaranteed Period.
We offer variable annuity contracts that have lower fees. Expenses for contracts offering a Bonus or Persistency Credit may be higher. Because of this, the amount of the Bonus or Persistency Credits may, over time, be offset by additional fees and charges. You should carefully consider whether or not this contract is the best product for you.
All Purchase Payments, Bonus Credits and Persistency Credits for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract’s variable options. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.
The available funds are listed below:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund*
Invesco V.I. Core Equity Fund*
Invesco V.I. International Growth Fund
AllianceBernstein Variable Products Series Fund:
AB VPS Global Thematic Growth Portfolio
(formerly AllianceBernstein VPS Global Thematic Growth Portfolio)
AB VPS Large Cap Growth Portfolio*
(formerly AllianceBernstein VPS Large Cap Growth Portfolio)
AB VPS Small/Mid Cap Value Portfolio
(formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio)
American Funds Insurance Series®:
American Funds Global Growth Fund*
American Funds Global Small Capitalization Fund*
American Funds Growth Fund*
American Funds Growth-Income Fund*
American Funds International Fund*
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund
1

Delaware VIP® Trust:
Delaware VIP® Diversified Income Series
Delaware VIP® Emerging Markets Series
Delaware VIP® High Yield Series*
Delaware VIP® Limited-Term Diversified Income Series
Delaware VIP® REIT Series
Delaware VIP® Small Cap Value Series
Delaware VIP® Smid Cap Growth Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Deutsche Variable Series II:
Deutsche Alternative Asset Allocation VIP Portfolio
Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Mid Cap Portfolio
Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund*
Janus Aspen Series:
Janus Aspen Balanced Portfolio*
Janus Aspen Enterprise Portfolio*
Janus Aspen Global Research Portfolio*
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Global Allocation Portfolio*
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Mid Cap Core Portfolio
Lincoln Variable Insurance Products Trust:
LVIP American Century VP Mid Cap Value Managed Volatility Fund
(formerly LVIP American Century VP Mid Cap Value RPM Fund)
LVIP American Global Growth Fund*
LVIP American Global Small Capitalization Fund*
LVIP American Growth Fund*
LVIP American Growth-Income Fund*
LVIP American International Fund*
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Emerging Markets Managed Volatility Fund
(formerly LVIP BlackRock Emerging Markets RPM Fund)
LVIP BlackRock Equity Dividend Managed Volatility Fund
(formerly LVIP BlackRock Equity Dividend RPM Fund)
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund
(formerly LVIP BlackRock Global Allocation V.I. RPM Fund)
LVIP BlackRock Inflation Protected Bond Fund
LVIP BlackRock U.S. Opportunities Managed Volatility Fund*
LVIP Clarion Global Real Estate Fund
LVIP ClearBridge Large Cap Managed Volatility Fund*
LVIP ClearBridge Variable Appreciation Managed Volatility Fund
(formerly LVIP ClearBridge Variable Appreciation RPM Fund)
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Foundation® Aggressive Allocation Fund*
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Dimensional International Core Equity Fund*
LVIP Dimensional International Core Equity Managed Volatility Fund
(formerly LVIP Dimensional Non-U.S. Equity RPM Fund)
LVIP Dimensional U.S. Core Equity 1 Fund *
(formerly LVIP Delaware Growth and Income Fund)
LVIP Dimensional U.S. Core Equity 2 Fund*
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund
(formerly LVIP Dimensional U.S. Equity RPM Fund)
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Franklin Mutual Shares VIP Managed Volatility Fund
(formerly LVIP Franklin Mutual Shares VIP RPM Fund)
LVIP Global Conservative Allocation Managed Risk Fund
(formerly LVIP Managed Risk Profile Conservative Fund)
LVIP Global Growth Allocation Managed Risk Fund
(formerly LVIP Managed Risk Profile Growth Fund)
LVIP Global Income Fund
LVIP Global Moderate Allocation Managed Risk Fund
(formerly LVIP Managed Risk Profile Moderate Fund)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund
(formerly LVIP Invesco Diversified Equity-Income RPM Fund)
LVIP Invesco V.I. Comstock Managed Volatility Fund
(formerly LVIP Invesco V.I. Comstock RPM Fund)
LVIP Ivy Mid Cap Growth Managed Volatility Fund
(formerly LVIP Columbia Small-Mid Cap Growth RPM Fund)
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Mid Cap Value Managed Volatility Fund
(formerly LVIP JPMorgan Mid Cap Value RPM Fund)
LVIP Managed Risk Profile 2010 Fund*
LVIP Managed Risk Profile 2020 Fund*
LVIP Managed Risk Profile 2030 Fund*
LVIP Managed Risk Profile 2040 Fund*
LVIP MFS International Growth Fund
LVIP MFS International Growth Managed Volatility Fund
(formerly LVIP MFS International Growth RPM Fund)
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP Money Market Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
(formerly LVIP Multi-Manager Global Equity RPM Fund)
LVIP PIMCO Low Duration Bond Fund
LVIP SSgA Bond Index Fund
LVIP SSgA Conservative Index Allocation Fund
LVIP SSgA Conservative Structured Allocation Fund
LVIP SSgA Developed International 150 Fund
LVIP SSgA Emerging Markets 100 Fund
LVIP SSgA Global Tactical Allocation Managed Volatility Fund
(formerly LVIP SSgA Global Tactical Allocation RPM Fund)
LVIP SSgA International Index Fund
LVIP SSgA International Managed Volatility Fund
(formerly LVIP SSgA International RPM Fund)
LVIP SSgA Large Cap 100 Fund
LVIP SSgA Large Cap Managed Volatility Fund
(formerly LVIP SSgA Large Cap RPM Fund)
LVIP SSgA Moderate Index Allocation Fund
LVIP SSgA Moderate Structured Allocation Fund
LVIP SSgA Moderately Aggressive Index Allocation Fund
LVIP SSgA Moderately Aggressive Structured Allocation Fund
LVIP SSgA S&P 500 Index Fund**
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LVIP SSgA Small-Cap Index Fund
LVIP SSgA Small-Cap Managed Volatility Fund
(formerly LVIP SSgA Small-Cap RPM Fund)
LVIP SSgA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP Templeton Growth Managed Volatility Fund
(formerly LVIP Templeton Growth RPM Fund)
LVIP U.S. Growth Allocation Managed Risk Fund*
LVIP UBS Large Cap Growth Managed Volatility Fund
(formerly LVIP UBS Large Cap Growth RPM Fund)
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP VIP Contrafund® Managed Volatility Portfolio
(formerly LVIP VIP Contrafund® RPM Portfolio)
LVIP VIP Mid Cap Managed Volatility Portfolio
(formerly LVIP VIP Mid Cap RPM Portfolio)
LVIP Wellington Capital Growth Fund
(formerly LVIP Capital Growth Fund)
LVIP Wellington Mid-Cap Value Fund
(formerly LVIP Mid-Cap Value Fund)
MFS® Variable Insurance Trust:
MFS® VIT Growth Series
MFS® VIT Utilities Series
MFS® Variable Insurance Trust II:
MFS® VIT II Core Equity Portfolio*
(formerly MFS® VIT Core Equity Series)
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio*
PIMCO Variable Insurance Trust:
PIMCO VIT CommodityRealReturn® Strategy Portfolio
Putnam Variable Trust:
Putnam VT Global Health Care Fund*
Putnam VT Growth & Income Fund*
* Not all funds are available in all contracts. Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.
** The Index this portfolio is managed to (the “Index”) is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (“Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by Licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. Licensee’s product(s) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors and none of SPDJI, Dow Jones, S&P nor their respective affiliates or third party licensors make any representation regarding the advisability of investing in such product(s).
This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.
Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.
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4

Special Terms
In this prospectus, the following terms have the indicated meanings:
5% Enhancement—A feature under Lincoln Lifetime IncomeSM Advantage in which the Guaranteed Amount minus Purchase Payments and corresponding Bonus Credits received in the preceding Benefit Year, will be increased by 5%, subject to certain conditions.
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account or Variable Annuity Account (VAA)—The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective (or initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments and withdrawals.
Accumulation Unit—A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE® Advantage Account Value during the Access Period.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Annuity Commencement Date—The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE® Advantage).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE® Advantage has been elected). Payments may be variable or fixed, or a combination of both.
Annuity Unit—A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date. See Annuity Payouts.
Automatic Annual Step-up—Under Lincoln Lifetime IncomeSM Advantage the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary, subject to certain conditions.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Benefit Year—Under Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage, the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Under Lincoln SmartSecurity® Advantage, if the Contractowner elects a step-up, the Benefit Year will begin on the effective date of the step-up and each anniversary of the step-up after that.
Bonus Credit—The additional amount credited to the contract for each Purchase Payment.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a contract plus the value of the fixed side of the contract, if any.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Earnings—The excess of Contract Value over the sum of Bonus Credits, Persistency Credits and Purchase Payments which have not yet been withdrawn from the contract.
Enhancement Period—Under Lincoln Lifetime IncomeSM Advantage the 10-year period during which the 5% Enhancement is in effect. A new Enhancement Period will begin each time an Automatic Annual Step-up to the Contract Value occurs.
Excess Withdrawals—Amounts withdrawn during a Benefit Year, as specified for each Living Benefit Rider, which decrease or eliminate the guarantees under the rider.
Good Order—The actual receipt at our Home Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to effect the transaction. The forms we provide will
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identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
Guaranteed Amount—The value used to calculate your withdrawal benefit under Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity® Advantage.
Guaranteed Amount Annuity Payout Option—A fixed Annuity Payout option available under Lincoln SmartSecurity® Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Guaranteed Period—The period during which Contract Value in a fixed account will be credited a guaranteed interest rate.
Income Base—Under 4LATER® Advantage, the Income Base will be used to calculate the minimum payouts available under your contract at a later date. The amount of the Income Base varies based on when you elect the rider, and is adjusted as set forth in this prospectus.
Interest Adjustment—An upward or downward adjustment on the amount of Contract Value in the fixed account upon a transfer, withdrawal or surrender of Contract Value from the fixed account due to fluctuations in interest rates.
Investment Requirements—Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit Riders.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you (and Secondary Life, if applicable) for the rest of your life. During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln Life (we, us, our, Company)—The Lincoln National Life Insurance Company.
Living Benefit Rider—A general reference to optional riders that provide some type of a minimum guarantee while you are alive. These riders that are currently available are: i4LIFE® Advantage (without the Guaranteed Income Benefit). If you own a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements. For contracts purchased on or after June 30, 2009, the only available Living Benefit Rider that you may elect is i4LIFE® Advantage without the Guaranteed Income Benefit. You may elect i4LIFE® Advantage with or without the Guaranteed Income Benefit if your contract was purchased prior to June 30, 2009.
Maximum Annual Withdrawal—The guaranteed periodic withdrawal available under Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage.
Maximum Annual Withdrawal Amount Annuity Payout Option — A fixed Annuity Payout option available under Lincoln Lifetime IncomeSM Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Nursing Home Enhancement—A feature that will increase the Maximum Annual Withdrawal amount under Lincoln Lifetime IncomeSM Advantage upon admittance to an approved nursing care facility, subject to certain conditions.
Periodic Income Commencement Date—The Valuation Date on which the amount of i4LIFE® Advantage Regular Income Payments are determined.
Persistency Credit—The additional amount credited to the contract after the fourteenth contract anniversary.
Purchase Payments—Amounts paid into the contract other than Bonus Credits and Persistency Credits.
Regular Income Payments—The variable, periodic income payments paid under i4LIFE® Advantage.
Secondary Life—Under i4LIFE® Advantage, the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Selling Group Individuals—A Contractowner who meets one of the following criteria at the time of the contract purchase and who purchases the contract without the assistance of a registered representative under contract with us:
•	Employees and registered representatives of any member of the selling group (broker-dealers who have selling agreements with us for the products described in this prospectus) and their spouses and minor children.
•	Officers, directors, trustees or bona-fide full-time employees and their spouses and minor children of Lincoln Financial Group or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.
Valuation Date—Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation Period—The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation Date) and ending at the close of such trading on the next Valuation Date.
6

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or (if available) the fixed account. State premium taxes may also be deducted. The premium tax rate ranges from zero to 5%.
CONTRACTOWNER TRANSACTION EXPENSES
Accumulation Phase:
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	8.50%
We may also apply an Interest Adjustment to amounts being withdrawn, surrendered or transferred from a Guaranteed Period account (except for dollar cost averaging, cross-reinvestment, withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity® Advantage and Regular Income Payments under i4LIFE® Advantage). See Fixed Side of the Contract.

[1]	The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and Other Deductions – Surrender Charge.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE® Advantage rider.
•	Table A reflects the expenses for a contract that has not elected i4LIFE® Advantage (Base contract).
•	Table B reflects the expenses for a contract that has elected i4LIFE® Advantage.
•	Table C reflects the expenses for a contract that has elected i4LIFE® Advantage and previously purchased 4LATER® Advantage.

TABLE A
Annual Account Fee:[1]	$35

Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):[2,3]
Account Value Death Benefit
Mortality and Expense Risk Charge	1.40%
Administrative Charge	0.10%
Total Separate Account Expenses	1.50%
Guarantee of Principal Death Benefit
Mortality and Expense Risk Charge	1.45%
Administrative Charge	0.10%
Total Separate Account Expenses	1.55%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Mortality and Expense Risk Charge	1.70%
Administrative Charge	0.10%
Total Separate Account Expenses	1.80%
Estate Enhancement Benefit (EEB)
Mortality and Expense Risk Charge	1.90%
Administrative Charge	0.10%
Total Separate Account Expenses	2.00%

7

Optional Living Benefit Rider Charges:[4]	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage:[5]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.90%	0.90%
Additional Charge for Lincoln Lifetime IncomeSM Advantage Plus	0.15%	0.15%
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option:[6]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.85%	1.00%
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option:[6]
Guaranteed Maximum Charge	0.95%	N/A
Current Charge	0.85%	N/A
4LATER® Advantage:[7]
Guaranteed Maximum Charge	1.50%	N/A
Current Charge	0.65%	N/A
[1]	The account fee will be waived if your Contract Value is $100,000 or more at the end of any particular Contract Year. This account fee may be less in some states and will be waived after the fifteenth Contract Year. The account fee will also be deducted upon full surrender of the contract if the Contract Value is less than $100,000.
[2]	For contracts purchased prior to June 6, 2005 (or later depending on state approval), the total annual charges are as follows: EEB 1.80%; EGMDB 1.60%; Guarantee of Principal 1.50%; Account Value N/A. In the event of a subsequent Death Benefit change, the charge will be based on the charges in effect at the time the contract was purchased.
[3]	The mortality and expense risk charge and administrative charge together are 1.40% on and after the Annuity Commencement Date.
[4]	You may not have more than one Living Benefit Rider on your contract.
[5]	As an annualized percentage of the Guaranteed Amount (initial Purchase Payment and any Bonus Credit or Contract Value at the time of election) as increased for subsequent Purchase Payments, any Bonus Credits, Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln Lifetime IncomeSM Advantage riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. See Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage Charge for further information. This rider is no longer available for purchase.
[6]	As an annualized percentage of the Guaranteed Amount (initial Purchase Payment and any Bonus Credits or Contract Value at the time of election), as increased for subsequent Purchase Payments, any Bonus Credits and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option riders the current annual percentage charge will increase to 0.85% (single life option) and 1.00% (joint life option) upon the next election of a step-up of the Guaranteed Amount. For Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option riders the current annual percentage charge will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount. See Charges and Other Deductions – Lincoln SmartSecurity® Advantage Charge for further information. This rider is no longer available for purchase.
[7]	As an annualized percentage of the Income Base (initial Purchase Payment and any Bonus Credit or Contract Value at the time of election), as increased for subsequent Purchase Payments, any Bonus Credits, automatic 15% Enhancements, and resets and decreased for withdrawals. This charge is deducted from the Subaccounts on a quarterly basis. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base. See Charges and Other Deductions – 4LATER® Advantage Charge for further information. This rider is no longer available for purchase.

TABLE B
Annual Account Fee:[1]	$35

i4LIFE® Advantage without a Guaranteed Income Benefit rider:[2]
Account Value Death Benefit	1.90%
Guarantee of Principal Death Benefit	1.95%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.20%

i4LIFE® Advantage Guaranteed Income Benefit (version 4):[3]	Single Life	Joint Life
Account Value Death Benefit
Guaranteed Maximum Charge	3.90%	3.90%
Current Charge	2.55%	2.75%
8

Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.95%	3.95%
Current Charge	2.60%	2.80%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	4.20%	4.20%
Current Charge	2.85%	3.05%

i4LIFE® Advantage Guaranteed Income Benefit (versions 1, 2 and 3):[4]	Single/Joint Life
Account Value Death Benefit
Guaranteed Maximum Charge	3.40%
Current Charge	2.40%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.45%
Current Charge	2.45%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.70%
Current Charge	2.70%
[1]	The account fee will be waived if your Contract Value is $100,000 or more at the end of any particular Contract Year. This account fee may be less in some states and will be waived after the fifteenth Contract Year. The account fee will also be deducted upon full surrender of the contract if the Contract Value is less than $100,000.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. See Charges and Other Deductions – i4LIFE® Advantage Rider Charge for further information. These charges continue during the Access Period. The i4LIFE® Advantage charge is reduced to 1.65% during the Lifetime Income Period.
[3]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit (version 4) is 0.65% of Account Value for the single life option and 0.85% of Account Value for the joint life option with a guaranteed maximum charge of 2.00%. These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE® Advantage charge of 1.65%. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit (version 4) Charge for further information. i4LIFE® Advantage with Guaranteed Income Benefit is only available within contracts purchased prior to June 30, 2009.
[4]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit is 0.50% of Account Value with a guaranteed maximum charge of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE® Advantage charge of 1.65%. The percentage charge may change to the current charge in effect at the time you elect an additional step-up period, not to exceed the guaranteed maximum charge percentage. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for further information. i4LIFE® Advantage with Guaranteed Income Benefit is only available within contracts purchased prior to June 30, 2009.

TABLE C
Annual Account Fee:[1]	$35

i4LIFE® Advantage with 4LATER® Advantage Guaranteed Income Benefit for purchasers who previously purchased 4LATER® Advantage:[2]
Account Value Death Benefit
Guaranteed Maximum Charge	3.40%
Current Charge	2.55%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.45%
Current Charge	2.60%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.70%
Current Charge	2.85%
[1]	The account fee will be waived if your Contract Value is $100,000 or more at the end of any particular Contract Year. This account fee may be less in some states and will be waived after the fifteenth Contract Year. The account fee will also be deducted upon full surrender of the contract if the Contract Value is less than $100,000.
9

[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit is 0.65% of the Account Value with a guaranteed maximum charge of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE® Advantage charge of 1.65%. The percentage charge will change to the current charge in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge percentage. i4LIFE® Advantage with 4LATER® Advantage Guaranteed Income Benefit is only available within contracts purchased prior to June 30, 2009. See Charges and Other Deductions – 4LATER® Advantage Guaranteed Income Benefit Charge for further information.

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2014. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.46%	2.75%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.46%	1.88%
*	Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2016.
The following table shows the expenses charged by each fund for the year ended December 31, 2014:
(as a percentage of each fund’s average net assets):
	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
AB VPS Global Thematic Growth Portfolio - Class B	0.75%		0.25%		0.26%		0.00%		1.26%	0.00%	1.26%
AB VPS Large Cap Growth Portfolio - Class B	0.75%		0.25%		0.08%		0.00%		1.08%	0.00%	1.08%
AB VPS Small/Mid Cap Value Portfolio - Class B	0.75%		0.25%		0.07%		0.00%		1.07%	0.00%	1.07%
American Funds Global Growth Fund - Class 2	0.52%		0.25%		0.03%		0.00%		0.80%	0.00%	0.80%
American Funds Global Small Capitalization Fund - Class 2	0.70%		0.25%		0.04%		0.00%		0.99%	0.00%	0.99%
American Funds Growth Fund - Class 2	0.33%		0.25%		0.02%		0.00%		0.60%	0.00%	0.60%
American Funds Growth-Income Fund - Class 2	0.27%		0.25%		0.02%		0.00%		0.54%	0.00%	0.54%
American Funds International Fund - Class 2	0.50%		0.25%		0.04%		0.00%		0.79%	0.00%	0.79%
BlackRock Global Allocation V.I. Fund - Class III(1)	0.62%		0.25%		0.24%		0.00%		1.11%	-0.13%	0.98%
ClearBridge Variable Mid Cap Core Portfolio - Class II	0.75%		0.25%		0.10%		0.00%		1.10%	0.00%	1.10%
Delaware VIP® Diversified Income Series - Service Class(2)	0.58%		0.30%		0.09%		0.00%		0.97%	-0.05%	0.92%
Delaware VIP® Emerging Markets Series - Service Class(2)	1.24%		0.30%		0.14%		0.00%		1.68%	-0.05%	1.63%
Delaware VIP® High Yield Series - Service Class(3)	0.65%		0.30%		0.10%		0.00%		1.05%	-0.05%	1.00%
Delaware VIP® Limited-Term Diversified Income Series - Service Class(2)	0.48%		0.30%		0.08%		0.00%		0.86%	-0.05%	0.81%
Delaware VIP® REIT Series - Service Class(2)	0.75%		0.30%		0.09%		0.00%		1.14%	-0.05%	1.09%
Delaware VIP® Small Cap Value Series - Service Class(2)	0.72%		0.30%		0.08%		0.00%		1.10%	-0.05%	1.05%
Delaware VIP® Smid Cap Growth Series - Service Class(4)	0.74%		0.30%		0.09%		0.00%		1.13%	-0.05%	1.08%
Delaware VIP® U.S. Growth Series - Service Class(2)	0.65%		0.30%		0.09%		0.00%		1.04%	-0.05%	0.99%
Delaware VIP® Value Series - Service Class (2)	0.63%		0.30%		0.08%		0.00%		1.01%	-0.05%	0.96%
Deutsche Alternative Asset Allocation VIP Portfolio - Class B(5)	0.34%		0.25%		0.27%		1.17%		2.03%	-0.15%	1.88%
Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.55%		0.25%		0.08%		0.00%		0.88%	0.00%	0.88%
Fidelity® VIP Growth Portfolio - Service Class 2	0.55%		0.25%		0.10%		0.00%		0.90%	0.00%	0.90%
Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.55%		0.25%		0.08%		0.00%		0.88%	0.00%	0.88%
Franklin Income VIP Fund - Class 2(6)	0.45%		0.25%		0.02%		0.00%		0.72%	0.00%	0.72%
Franklin Mutual Shares VIP Fund - Class 2(7)	0.68%		0.25%		0.05%		0.00%		0.98%	0.00%	0.98%
Invesco V.I. American Franchise Fund - Series II Shares	0.67%		0.25%		0.28%		0.00%		1.20%	0.00%	1.20%
10

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
Invesco V.I. Core Equity Fund - Series II Shares(8)	0.61%		0.25%		0.29%		0.02%		1.17%	-0.02%	1.15%
Invesco V.I. International Growth Fund - Series II Shares(8)	0.71%		0.25%		0.31%		0.01%		1.28%	-0.01%	1.27%
Janus Aspen Balanced Portfolio - Service Shares	0.55%		0.25%		0.04%		0.00%		0.84%	0.00%	0.84%
Janus Aspen Enterprise Portfolio - Service Shares	0.64%		0.25%		0.04%		0.00%		0.93%	0.00%	0.93%
Janus Aspen Global Research Portfolio - Service Shares(9)	0.56%		0.25%		0.05%		0.00%		0.86%	0.00%	0.86%
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2(10)	0.60%		0.25%		1.07%		0.21%		2.13%	-0.89%	1.24%
LVIP American Century VP Mid Cap Value Managed Volatility Fund - Service Class(11)	0.75%		0.35%		0.20%		0.94%		2.24%	-0.95%	1.29%
LVIP American Global Growth Fund - Service Class II(12)	0.52%		0.55%		0.12%		0.00%		1.19%	0.00%	1.19%
LVIP American Global Small Capitalization - Service Class II(13)	0.70%		0.55%		0.16%		0.00%		1.41%	-0.02%	1.39%
LVIP American Growth Fund - Service Class II(12)	0.33%		0.55%		0.08%		0.00%		0.96%	0.00%	0.96%
LVIP American Growth-Income Fund - Service Class II(12)	0.27%		0.55%		0.06%		0.00%		0.88%	0.00%	0.88%
LVIP American International Fund - Service Class II(12)	0.50%		0.55%		0.10%		0.00%		1.15%	0.00%	1.15%
LVIP Baron Growth Opportunities Fund - Service Class(14)	1.00%		0.25%		0.05%		0.00%		1.30%	-0.04%	1.26%
LVIP BlackRock Emerging Markets Managed Volatility Fund - Service Class(15)	0.55%		0.25%		0.21%		0.05%		1.06%	-0.05%	1.01%
LVIP BlackRock Equity Dividend Managed Volatility Fund - Service Class(16)	0.73%		0.25%		0.08%		0.00%		1.06%	-0.09%	0.97%
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund - Service Class (17)	0.75%		0.35%		0.05%		0.69%		1.84%	-0.70%	1.14%
LVIP BlackRock Inflation Protected Bond Fund - Service Class(18)	0.42%		0.25%		0.04%		0.01%		0.72%	0.00%	0.72%
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Service Class(19)	0.75%		0.25%		0.17%		0.00%		1.17%	-0.07%	1.10%
LVIP Clarion Global Real Estate Fund - Service Class(20)	0.68%		0.25%		0.05%		0.00%		0.98%	0.00%	0.98%
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class(21)	0.69%		0.35%		0.32%		0.78%		2.14%	-0.91%	1.23%
LVIP ClearBridge Variable Appreciation Managed Volatility Fund - Service Class(22)	0.64%		0.35%		0.24%		0.69%		1.92%	-0.88%	1.04%
LVIP Delaware Bond Fund - Service Class	0.31%		0.35%		0.04%		0.00%		0.70%	0.00%	0.70%
LVIP Delaware Diversified Floating Rate Fund - Service Class	0.57%		0.25%		0.05%		0.00%		0.87%	0.00%	0.87%
LVIP Delaware Foundation® Aggressive Allocation Fund - Service Class(23)	0.75%		0.25%		0.12%		0.03%		1.15%	-0.14%	1.01%
LVIP Delaware Social Awareness Fund - Service Class	0.37%		0.35%		0.05%		0.00%		0.77%	0.00%	0.77%
LVIP Delaware Special Opportunities Fund - Service Class	0.38%		0.35%		0.05%		0.00%		0.78%	0.00%	0.78%
LVIP Dimensional International Core Equity Fund - Service Class(24)	0.75%		0.25%		0.07%		0.00%		1.07%	-0.17%	0.90%
LVIP Dimensional International Core Equity Managed Volatility Fund - Service Class(25)	0.25%		0.25%		0.08%		0.65%		1.23%	-0.20%	1.03%
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	0.34%		0.35%		0.04%		0.00%		0.73%	0.00%	0.73%
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class(26)	0.72%		0.25%		0.04%		0.00%		1.01%	-0.29%	0.72%
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund - Service Class(27)	0.25%		0.25%		0.06%		0.47%		1.03%	-0.20%	0.83%
LVIP Dimensional/Vanguard Total Bond Fund - Service Class(28)	0.25%		0.25%		0.04%		0.16%		0.70%	-0.05%	0.65%
LVIP Franklin Mutual Shares VIP Managed Volatility Fund - Service Class(29)	0.65%		0.35%		0.16%		0.68%		1.84%	-0.76%	1.08%
LVIP Global Conservative Allocation Managed Risk Fund - Service Class(30)	0.25%		0.25%		0.02%		0.41%		0.93%	0.00%	0.93%
LVIP Global Growth Allocation Managed Risk Fund - Service Class(31)	0.25%		0.25%		0.01%		0.40%		0.91%	0.00%	0.91%
LVIP Global Income Fund - Service Class(32)	0.65%		0.25%		0.06%		0.00%		0.96%	-0.07%	0.89%
LVIP Global Moderate Allocation Managed Risk Fund - Service Class(33)	0.25%		0.25%		0.02%		0.42%		0.94%	0.00%	0.94%
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class(34)	0.60%		0.35%		0.51%		0.69%		2.15%	-1.04%	1.11%
11

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
LVIP Invesco V.I. Comstock Managed Volatility Fund - Service Class(35)	0.65%		0.35%		0.19%		0.73%		1.92%	-0.84%	1.08%
LVIP Ivy Mid Cap Growth Managed Volatility Fund - Service Class(36)	0.78%		0.25%		0.08%		0.01%		1.12%	-0.07%	1.05%
LVIP JPMorgan High Yield Fund - Service Class(37)	0.64%		0.25%		0.06%		0.00%		0.95%	-0.03%	0.92%
LVIP JPMorgan Mid Cap Value Managed Volatility Fund - Service Class(38)	0.76%		0.25%		0.08%		0.01%		1.10%	-0.03%	1.07%
LVIP Managed Risk Profile 2010 Fund - Service Class(39)	0.25%		0.25%		0.17%		0.43%		1.10%	-0.12%	0.98%
LVIP Managed Risk Profile 2020 Fund - Service Class(39)	0.25%		0.25%		0.06%		0.42%		0.98%	-0.01%	0.97%
LVIP Managed Risk Profile 2030 Fund - Service Class(39)	0.25%		0.25%		0.06%		0.43%		0.99%	-0.01%	0.98%
LVIP Managed Risk Profile 2040 Fund - Service Class(39)	0.25%		0.25%		0.08%		0.45%		1.03%	-0.03%	1.00%
LVIP MFS International Growth Fund - Service Class(40)	0.83%		0.25%		0.06%		0.00%		1.14%	-0.10%	1.04%
LVIP MFS International Growth Managed Volatility Fund - Service Class(41)	0.85%		0.25%		0.12%		0.74%		1.96%	-0.77%	1.19%
LVIP MFS Value Fund - Service Class(42)	0.61%		0.25%		0.04%		0.00%		0.90%	0.00%	0.90%
LVIP Mondrian International Value Fund - Service Class	0.67%		0.25%		0.06%		0.00%		0.98%	0.00%	0.98%
LVIP Money Market Fund - Service Class	0.37%		0.25%		0.04%		0.00%		0.66%	0.00%	0.66%
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class(43)	0.25%		0.35%		0.43%		0.51%		1.54%	-0.33%	1.21%
LVIP PIMCO Low Duration Bond Fund - Service Class	0.50%		0.25%		0.07%		0.00%		0.82%	0.00%	0.82%
LVIP SSgA Bond Index Fund - Service Class(44)	0.40%		0.25%		0.05%		0.00%		0.70%	-0.12%	0.58%
LVIP SSgA Conservative Index Allocation Fund - Service Class(45)	0.25%		0.25%		0.09%		0.30%		0.89%	-0.14%	0.75%
LVIP SSgA Conservative Structured Allocation Fund - Service Class(46)	0.25%		0.25%		0.04%		0.32%		0.86%	-0.10%	0.76%
LVIP SSgA Developed International 150 Fund - Service Class(47)	0.33%		0.25%		0.05%		0.00%		0.63%	0.00%	0.63%
LVIP SSgA Emerging Markets 100 Fund - Service Class(47)	0.34%		0.25%		0.10%		0.00%		0.69%	0.00%	0.69%
LVIP SSgA Global Tactical Allocation Managed Volatility Fund - Service Class(48)	0.40%		0.25%		0.04%		0.29%		0.98%	-0.10%	0.88%
LVIP SSgA International Index Fund - Service Class(49)	0.40%		0.25%		0.08%		0.00%		0.73%	-0.07%	0.66%
LVIP SSgA International Managed Volatility Fund - Service Class(50)	0.76%		0.25%		0.50%		0.40%		1.91%	-1.01%	0.90%
LVIP SSgA Large Cap 100 Fund - Service Class(47)	0.31%		0.25%		0.03%		0.00%		0.59%	0.00%	0.59%
LVIP SSgA Large Cap Managed Volatility Fund - Service Class(48)	0.70%		0.25%		0.13%		0.20%		1.28%	-0.58%	0.70%
LVIP SSgA Moderate Index Allocation Fund - Service Class(49)	0.25%		0.25%		0.04%		0.30%		0.84%	-0.10%	0.74%
LVIP SSgA Moderate Structured Allocation Fund - Service Class(49)	0.25%		0.25%		0.02%		0.33%		0.85%	-0.10%	0.75%
LVIP SSgA Moderately Aggressive Index Allocation Fund - Service Class(49)	0.25%		0.25%		0.04%		0.30%		0.84%	-0.10%	0.74%
LVIP SSgA Moderately Aggressive Structured Allocation Fund - Service Class(49)	0.25%		0.25%		0.03%		0.34%		0.87%	-0.10%	0.77%
LVIP SSgA S&P 500 Index Fund - Service Class	0.17%		0.25%		0.04%		0.00%		0.46%	0.00%	0.46%
LVIP SSgA Small-Cap Index Fund - Service Class	0.32%		0.25%		0.05%		0.00%		0.62%	0.00%	0.62%
LVIP SSgA Small-Cap Managed Volatility Fund - Service Class (50)	0.90%		0.25%		0.13%		0.35%		1.63%	-0.78%	0.85%
LVIP SSgA Small-Mid Cap 200 Fund - Service Class(47)	0.35%		0.25%		0.06%		0.00%		0.66%	0.00%	0.66%
LVIP T. Rowe Price Growth Stock Fund - Service Class	0.70%		0.25%		0.06%		0.00%		1.01%	0.00%	1.01%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	0.71%		0.25%		0.05%		0.00%		1.01%	0.00%	1.01%
LVIP Templeton Growth Managed Volatility Fund - Service Class(51)	0.67%		0.25%		0.08%		0.01%		1.01%	0.00%	1.01%
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class(52)	0.70%		0.25%		0.10%		0.60%		1.65%	-0.45%	1.20%
LVIP UBS Large Cap Growth Managed Volatility Fund - Service Class(53)	0.75%		0.25%		0.08%		0.00%		1.08%	-0.11%	0.97%
LVIP Vanguard Domestic Equity ETF Fund - Service Class(54)	0.25%		0.25%		0.05%		0.10%		0.65%	-0.05%	0.60%
LVIP Vanguard International Equity ETF Fund - Service Class(54)	0.25%		0.25%		0.08%		0.17%		0.75%	-0.05%	0.70%
LVIP VIP Contrafund® Managed Volatility Portfolio - Service Class (55)	0.70%		0.35%		0.10%		0.59%		1.74%	-0.70%	1.04%
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	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
LVIP VIP Mid Cap Managed Volatility Portfolio - Service Class(56)	0.69%		0.35%		1.12%		0.59%		2.75%	-1.71%	1.04%
LVIP Wellington Capital Growth Fund - Service Class	0.69%		0.25%		0.05%		0.00%		0.99%	0.00%	0.99%
LVIP Wellington Mid-Cap Value Fund - Service Class(57)	0.87%		0.25%		0.08%		0.00%		1.20%	-0.01%	1.19%
MFS® VIT Growth Series - Service Class	0.72%		0.25%		0.05%		0.00%		1.02%	0.00%	1.02%
MFS® VIT II Core Equity Portfolio - Service Class(58)	0.75%		0.25%		0.10%		0.00%		1.10%	-0.01%	1.09%
MFS® VIT Utilities Series - Service Class	0.73%		0.25%		0.06%		0.00%		1.04%	0.00%	1.04%
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	0.85%		0.00%		0.19%		0.00%		1.04%	0.00%	1.04%
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class(59)	0.74%		0.25%		0.04%		0.13%		1.16%	-0.13%	1.03%
Putnam VT Global Health Care Fund - Class IB	0.62%		0.25%		0.14%		0.00%		1.01%	0.00%	1.01%
Putnam VT Growth & Income Fund - Class IB	0.47%		0.25%		0.11%		0.00%		0.83%	0.00%	0.83%
Templeton Global Bond VIP Fund - Class 2 (60)	0.46%		0.25%		0.05%		0.00%		0.76%	0.00%	0.76%
Templeton Growth VIP Fund - Class 2(60)	0.76%		0.25%		0.02%		0.00%		1.03%	0.00%	1.03%
(1)	As described in the “Management of the Funds” section of the Fund's prospectus, Blackrock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% of average daily net assets until May 1, 2016. Blackrock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to .07% of average daily net assets until May 1, 2016. Each of these contractual agreements may be terminated upon 90 days notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
(2)	Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series' distributor, Delaware Distributors, L.P., has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 29, 2015 to April 29, 2016.
(3)	“The Series” investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding, in an aggregate amount, 0.74% of the Series’ average daily net assets from April 29, 2015 through April 29, 2016. These fee waivers and expense reimbursements apply only to expenses paid directly by the Series. The waivers and reimbursements may only be terminated by agreement of the Manager and the Series. Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series' distributor, Delaware Distributors, L.P., has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 29, 2015 to April 29, 2016.
(4)	Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series’ distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 29, 2015 through April 29, 2016 or, if longer, until the Series is offered under new participation agreements or under new contracts with existing companies (other than the update and modification of existing contracts in the normal course of business that may require registration or re-registration under state insurance laws as a new insurance contract, provided the new insurance contract effectively replaces the current insurance contract). These waivers and reimbursements may be terminated only by agreement of the Distributor and the Series
(5)	Through April 30, 2016, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.71% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.17%). The agreement may be terminated with the consent of the fund's Board.
(6)	The Fund administration fee is paid indirectly through the management fee.
(7)	The Fund administration fee is paid indirectly through the management fee. Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the fund's investment management agreement with its fund administration agreement effective May 1, 2014. Such combined investment management fees are described further under “Management” in the fund's prospectus. Total annual fund operating expenses are not affected by such bundling.
(8)	Invesco Advisers, Inc. (“Invesco or the Adviser”) has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds. This waiver will have the effect of reducing Acquired Fund Fees and Expenses that are indirectly borne by the Fund. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term.
(9)	The Portfolio pays an investment advisory fee rate that adjusts up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis based upon the Portfolio's performance relative to its benchmark index during a measurement period.
(10)	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year. The Portfolio's adviser, distributor and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.03% of their average daily net
13

assets. This contract cannot be terminated prior to 5/1/16, at which time the Service Providers will determine whether or not to renew or revise it.
(11)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.75% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.35% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(12)	The amounts set forth under “Management Fee” and “Other Expenses” reflect the aggregate expenses of the Fund and the Master Fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include the fees of the Master Fund.
(13)	The amounts set forth under “Management Fee” and “Other Expenses” reflect the aggregate expenses of the Fund and the Master Fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include the fees of the Master Fund. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to reimburse the Fund to the extent that the Other Expenses of the Fund exceed 0.10% of the average daily net assets of the Service Class II of the Fund. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(14)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.00% on the first $250 million of the Fund's average daily net assets; 0.05% on the next $250 million of the Fund's average daily net assets; 0.10% on the next $250 million of the Fund's average daily net assets; and 0.15% in excess of $750 million of the Fund's average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(15)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(16)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% on the first $250 million of the Fund’s average daily net assets; 0.10% on the next $500 million of the Fund’s average daily net assets; 0.13% on the next $250 million of the Fund’s average daily net assets; and 0.155% of the Fund’s average daily net assets in excess of $1 billion. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(17)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.70% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
(18)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
(19)	Other expenses are based on estimates for the current fiscal year. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 1.10% of the Funds average daily net assets for the Service Class. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.
(20)	The Management Fee was restated to reflect the current fee of the Fund.
(21)	Other expenses and AFFE are based on estimates for the current fiscal year. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.69% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.45% of the Funds average daily net assets for the Service Class. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.
(22)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.64% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.35% of the Fund’s average daily net assets for the Service Class). Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(23)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.98% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(24)	Other expenses are based on estimates for the current fiscal year. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.17% of the Fund's average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.
(25)	AFFE is based on estimated amounts for the current fiscal year. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.20% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(26)	Other expenses are based on estimates for the current fiscal year. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.29% of the Fund's average daily net assets. The agreement will continue at least through
14

April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.
(27)	AFFE is based on estimated amounts for the current fiscal year. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.20% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
(28)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(29)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.65% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.40% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(30)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
(31)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
(32)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.07% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(33)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
(34)	Annualized. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.58% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.42% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(35)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.65% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.35% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(36)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.15% on the first $25 million of the Fund’s average daily net assets; 0.10% on the next $50 million of the Fund’s average daily net assets; 0.05% on the next $225 million of the Fund’s average daily net assets; 0.07% on the next $300 million of the Fund’s average daily net assets; and 0.10% on the next $200 million of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. The Fee Waiver was restated to reflect the current fee waiver of the Fund.
(37)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets in excess of $250 million. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(38)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.12% of the first $60 million of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
(39)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.55% of the Fund’s average daily net assets for the Service Class. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. AFFE is based on estimated amounts for the current fiscal year.
(40)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(41)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.65% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.45% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(42)	The Management Fee was restated to reflect the current fee of the Fund.
(43)	Annualized. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the
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“adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.70% of the Fund’s average daily net assets for the Service Class. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(44)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.07% of the first $500 million of the Fund's average daily net assets; 0.12% on the next $1.5 billion of the Fund's average daily net assets and 0.15% of the Fund’s average daily net assets in excess of $2 billion. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(45)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.45% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(46)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(47)	The Management Fee was restated to reflect the current fee of the Fund.
(48)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(49)	The Fee Waiver was restated to reflect the current fee waiver of the Fund. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.03% on the first $500 million of the Fund’s average daily net assets; 0.05% on the next $500 million of the Fund’s average daily net assets; and 0.10% of the Fund’s average daily net assets in excess of $1 billion. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(50)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.70% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.50% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(51)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
(52)	Other expenses and AFFE are based on estimates for the current fiscal year. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.45% of the Fund's average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.
(53)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.15% on the first $100 million of the Fund’s average daily net assets and 0.10% of the Fund’s average daily net assets in excess of $100 million. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(54)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(55)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.65% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.45% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(56)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.64% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.45% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Annualized.
(57)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the first $25 million of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(58)	MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that “Total Annual Fund Operating Expenses” do not exceed 1.09% annually. This written agreement will continue until modified by a vote of the fund's Board of Trustees, but such arrangement will continue until at least April 30, 2016.
(59)	PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administration services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”) to PIMCO.
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The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect as long as PIMCO's contract with the Subsidiary is in place.
(60)	The Fund administration fee is paid indirectly through the management fee.
Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“redemption fees”) which are not reflected in the table above. As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.
For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.
EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.
The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the i4LIFE® Advantage with the EGMDB Death Benefit and Guaranteed Income Benefit (version 4) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,539	$2,827	$3,913	$6,314
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$689	$2,027	$3,313	$6,314
The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB Death Benefit and Lincoln Lifetime IncomeSM Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,478	$2,689	$3,755	$6,344
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$628	$1,889	$3,155	$6,344
For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect Bonus Credits or Persistency Credits. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See The Contracts – i4LIFE® Advantage, Guaranteed Income Benefit with i4LIFE® Advantage, and Annuity Payouts, and Appendix C – 4LATER® Guaranteed Income Benefit. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Summary of Common Questions
What kind of contract am I buying? This contract is an individual deferred flexible premium variable annuity contract between you and Lincoln Life. You may allocate your Purchase Payments to the VAA or to the fixed account. This prospectus primarily describes the variable side of the contract. This contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. You should refer to your contract for any state-specific provisions as not all state variations are discussed in this prospectus. Please check with your registered representative regarding their availability. This contract is no longer available for purchase.
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What is the Variable Annuity Account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.
What are Asset Allocation Models? Asset allocation models are designed to assist you in deciding how to allocate your Purchase Payments among the various Subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts – Asset Allocation Models.
What are Investment Requirements? If you elect a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts. Different Investment Requirements apply to different riders. Lincoln Lifetime IncomeSM Advantage Plus also has specific Investment Requirements, but is no longer available for purchase. See The Contracts – Investment Requirements.
What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments , Bonus Credits and Persistency Credits to one or more of the Subaccounts, which, in turn, invest in a corresponding underlying fund. Each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account – Description of the Funds.
Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account – Description of the Funds.
How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you receive Bonus Credits and you buy Accumulation Units. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.
What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge according to the Death Benefit you select. There is an administrative charge in addition to the mortality and expense risk charge. The charges for any riders applicable to your contract will also be deducted from your Contract Value or Account Value if i4LIFE® Advantage is elected. See Charges and Other Deductions.
If you withdraw Purchase Payments, you pay a surrender charge from 0% to 8.50% of the surrendered or withdrawn Purchase Payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and Other Deductions – Surrender Charge.
We will deduct any applicable premium tax from Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.
See Expense Tables and Charges and Other Deductions for additional fees and expenses in these contracts.
The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
The surrender, withdrawal or transfer of value from a Guaranteed Period of the fixed account may be subject to the Interest Adjustment, if applicable. See Fixed Side of the Contract.
Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE® Advantage, if elected. See The Contracts and Annuity Payouts.
For information about the compensation we pay for sales of contracts, see The Contracts – Distribution of the Contracts.
What Purchase Payments do I make, and how often? Your Purchase Payments are completely flexible, subject to minimum and maximum Purchase Payment amounts. For more information, see The Contracts – Purchase Payments.
Am I limited in the amount of Purchase Payments I can make into the contract? Yes, Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage®) for the same Contractowner, joint owner, and Annuitant. Upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract. In addition, if you have purchased a Living Benefit Rider, you may be subject to certain restrictions in terms of your ability to make additional Purchase Payments. For some riders, you may be limited in the amount of Purchase Payments you make in any Benefit Year. For other riders, you may not be able to make any additional Purchase Payments as all. For more information about these limitations, please see The Contracts – Purchase Payments section in this prospectus. Also, see Appendix C for additional information on any restrictions that may apply to your Living Benefit Rider.
What is a Bonus Credit and a Persistency Credit? When Purchase Payments are made, we will credit an additional amount to the contract, known as a Bonus Credit. The amount of the Bonus Credit is calculated as a percentage of the Purchase Payments. The Bonus Credit percentage will vary based on the owner's cumulative Purchase Payments, as defined in this prospectus. All Bonus
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Credits become part of the Contract Value at the same time as the corresponding Purchase Payments. Bonus Credits are not considered to be Purchase Payments. See The Contracts – Bonus Credits.
A Persistency Credit of 0.0625% (or 0.05% on contracts issued before June 6, 2005 or later in some states) of Contract Value less Purchase Payments that have been in the contract less than fourteen years will be credited on a quarterly basis after the fourteenth anniversary. See The Contracts – Persistency Credits.
We offer a variety of variable annuity contracts. Other annuity contracts that we offer have no provision for Bonus Credits but may have lower mortality and expense risk charges and/or lower surrender charges. The amount of Bonus Credit may be more than offset by higher surrender charges associated with the Bonus Credit. After the fourteenth contract anniversary, the Persistency Credits are designed to fully or partially offset these additional bonus charges. We encourage you to talk with your registered representative and determine which annuity contract is most appropriate for you.
How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios, which would decrease the amount applied to any payout option and the related payments.
What happens if I die before I annuitize? The Death Benefit may be paid upon the death of either the Contractowner or the Annuitant. Upon the death of the Contractowner, your Beneficiary will receive Death Benefit proceeds based upon the Death Benefit you select. Your Beneficiary has options as to how the Death Benefit is paid. In the alternative, the Contractowner may choose to receive a Death Benefit on the death of the Annuitant. See The Contracts – Death Benefit.
What happens if I die on or after the Annuity Commencement Date? Once you reach the Annuity Commencement Date, any applicable Death Benefit will terminate.
May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than twelve (12) per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to a Subaccount, you may only transfer up to 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. Transfers from the fixed account may be subject to an Interest Adjustment. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts – Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract and Guaranteed Periods.
What are Living Benefit Riders? Living Benefit Riders are optional riders that provide different types of minimum guarantees if you meet certain conditions. These riders offer either a minimum withdrawal benefit (Lincoln SmartSecurity® Advantage and Lincoln Lifetime IncomeSM Advantage) or, a minimum Annuity Payout (4LATER® Advantage and i4LIFE® Advantage with or without the Guaranteed Income Benefit). You may elect i4LIFE® Advantage with or without the Guaranteed Income Benefit if your contract was purchased prior to June 30, 2009. For contracts purchased on or after June 30, 2009, the only available Living Benefit Rider you may elect is i4LIFE® Advantage without the Guaranteed Income Benefit. If you own a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), and you will be subject to Investment Requirements. Excess Withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. These riders are discussed in detail in The Contracts – Living Benefit Riders and in Appendix C. Any guarantees under the contract that exceed your Contract Value are subject to our financial strength and claims-paying ability.
What is i4LIFE® Advantage? i4LIFE® Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic variable lifetime income payments. A Death Benefit and the ability to make withdrawals are available during a defined period of time (Access Period). We assess a charge, imposed only during the i4LIFE® Advantage payout phase, based on the i4LIFE® Advantage Death Benefit you choose.
What is the Guaranteed Income Benefit? The Guaranteed Income Benefit provides a minimum payout floor for your i4LIFE® Advantage Regular Income Payments. The i4LIFE® Advantage Guaranteed Income Benefit is purchased when you elect i4LIFE® Advantage or any time during the Access Period subject to terms and conditions at that time. 4LATER® Advantage, Lincoln SmartSecurity® Advantage and Lincoln Lifetime IncomeSM Advantage have features that may be used to establish the amount of the Guaranteed Income Benefit. 4LATER® Advantage is purchased prior to the time you elect i4LIFE® Advantage and provides a guaranteed value, the Income Base, which can be used to establish the Guaranteed Income Benefit floor in the future. The i4LIFE® Advantage Guaranteed Income Benefit does not have an Income Base; the minimum floor is based on the Contract Value at the time you elect i4LIFE® Advantage with the Guaranteed Income Benefit. You may use your Guaranteed Amount from Lincoln SmartSecurity® Advantage or Lincoln Lifetime IncomeSM Advantage to establish the Guaranteed Income Benefit at the time you terminate that rider to purchase i4LIFE® Advantage.
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By electing this benefit, you will be subject to Investment Requirements. See The Contracts – i4LIFE® Advantage Guaranteed Income Benefit, and Appendix C – 4LATER® Advantage Guaranteed Income Benefit, and Lincoln Lifetime IncomeSM Advantage – i4LIFE® Advantage option. The i4LIFE® Advantage Guaranteed Income Benefit is only available in contracts purchased prior to June 30, 2009.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The Contracts – Surrenders and Withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and Other Deductions. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal Tax Matters.
Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home Office. In most states you assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. We will not refund any bonus credits credited to your contract value if you elect to cancel your contract; however, we will assume the risk of investment loss on the bonus credits. See Return Privilege.
Where may I find more information about Accumulation Unit values? Appendix A and B to this prospectus provide more information about Accumulation Unit values.
Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.
Note that there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to the contract fees and expenses, the yields of any Subaccount investing in a money market fund may also become extremely low and possibly negative.
The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.
The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life or Company), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to Contractowners under the contracts.
Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Living Benefit Riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. With respect to the issuance of the contracts, Lincoln Life does not file periodic financial reports with the SEC pursuant to the exemption for life insurance companies provided under Rule 12h-7 of the Securities Exchange Act of 1934.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company’s general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.
The general account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
Our Financial Condition.  Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.
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In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
How to Obtain More Information.  We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the Statement of Additional Information is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.
You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the Statement of Additional Information.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
Variable Annuity Account (VAA)
On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.
Financial Statements
The December 31, 2014 financial statements of the VAA and the December 31, 2014 consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.
Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Purchase Payments. Bonus Credits are allocated to the Subaccounts at the same time and at the same percentage as the Purchase Payments being made. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
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Investment Advisers
As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.
Certain Payments We Receive with Regard to the Funds
We (or our affiliates) incur expenses in promoting, marketing, and administering the contracts and the underlying funds. With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their positions within the funds; processing dividend payments; providing subaccounting services for shares held by Contractowners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisors and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.48%. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.
In addition to the payments described above, most of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.55% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.
Description of the Funds
Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We may also consider the ability of the fund to help manage volatility and our risks associated with the guarantees we provide under the contract and under optional riders, especially the Living Benefit Riders. We review each fund periodically after it is selected. We reserve the right to remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds. Funds of funds or master-feeder structures may have higher expenses than funds that invest directly in debt or equity securities. An advisor affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your contract.
Certain funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the contract’s upside
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participation in the markets. Many of these funds are included in the Investment Requirements associated with the Living Benefit Riders. For more information on these funds and their risk management strategies, please see the Investment Requirements section of this prospectus. You should consult with your registered representative to determine which combination of investment choices and Death Benefit and/or Living Benefit Rider purchases (if any) are appropriate for you.
Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco V.I. American Franchise Fund (Series II Shares): Capital growth. This fund is not available in contracts issued on or after May 24, 2004.
•	Invesco V.I. Core Equity Fund (Series II Shares): Long-term growth of capital. This fund is not available in contracts issued on or after May 24, 2004.
•	Invesco V.I. International Growth Fund (Series II Shares): Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.
•	AB VPS Global Thematic Growth Portfolio (Class B): Long-term growth of capital. (formerly AllianceBernstein VPS Global Thematic Growth Portfolio)
•	AB VPS Large Cap Growth Portfolio (Class B): Long-term growth of capital.
(formerly AllianceBernstein VPS Large Cap Growth Portfolio)
This fund is not available in contracts issued on or after June 6, 2005.
•	AB VPS Small/Mid Cap Value Portfolio (Class B): Long-term growth of capital. (formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio)
American Funds Insurance Series®, advised by Capital Research and Management Company
•	Global Growth Fund (Class 2): Long-term growth of capital. This fund is not available in contracts issued on or after November 15, 2010.
•	Global Small Capitalization Fund (Class 2): Long-term capital growth. This fund is not available in contracts issued on or after November 15, 2010.
•	Growth Fund (Class 2): Capital growth. This fund is not available in contracts issued on or after November 15, 2010.
•	Growth-Income Fund (Class 2): Long-term growth of capital and income. This fund is not available in contracts issued on or after November 15, 2010.
•	International Fund (Class 2): Long-term growth of capital. This fund is not available in contracts issued on or after November 15, 2010.
BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	BlackRock Global Allocation V.I. Fund (Class III): High total investment return.
Delaware VIP® Trust, advised by Delaware Management Company(1)
•	Diversified Income Series (Service Class): Maximum long-term total return consistent with reasonable risk.
•	Emerging Markets Series (Service Class): Long-term capital appreciation.
•	High Yield Series (Service Class): Total return and, as a secondary objective, high current income. This fund is not available in contracts issued on or after November 15, 2010.
•	Limited-Term Diversified Income Series (Service Class): Maximum total return, consistent with reasonable risk.
•	REIT Series (Service Class): Maximum long-term total return, with capital appreciation as a secondary objective.
•	Small Cap Value Series (Service Class): Capital appreciation.
•	Smid Cap Growth Series (Service Class): Long-term capital appreciation.
•	U.S. Growth Series (Service Class): Long-term capital appreciation.
•	Value Series (Service Class): Long-term capital appreciation.
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Deutsche Variable Series II, advised by Deutsche Investment Management Americas, Inc.
•	Deutsche Alternative Asset Allocation VIP Portfolio (Class B): Capital appreciation; a fund of funds.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Contrafund® Portfolio (Service Class 2): Long-term capital appreciation.
•	Growth Portfolio (Service Class 2): To achieve capital appreciation.
•	Mid Cap Portfolio (Service Class 2): Long-term growth of capital.
Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income VIP Fund and the Templeton Global Bond VIP Fund, and by Templeton Global Advisors Limited for the Templeton Growth VIP Fund, and by Franklin Mutual Advisers, LLC for the Franklin Mutual Shares VIP Fund.
•	Franklin Income VIP Fund (Class 2): To maximize income while maintaining prospects for capital appreciation.
•	Franklin Mutual Shares VIP Fund (Class 2): Capital appreciation; income is a secondary consideration.
•	Templeton Global Bond VIP Fund (Class 2): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
•	Templeton Growth VIP Fund (Class 2): Long-term capital growth. This fund is not available in contracts issued on or after June 4, 2007.
Janus Aspen Series, advised by Janus Capital Management LLC
•	Balanced Portfolio (Service Shares): Long-term capital growth, consistent with preservation of capital and balanced by current income.
This fund is not available in contracts issued on or after June 6, 2005.
•	Enterprise Portfolio (Service Shares): Long-term growth of capital. This fund is not available in contracts issued on or after June 6, 2005.
•	Global Research Portfolio (Service Shares): Long-term growth of capital. This fund is not available in contracts issued on or after May 24, 2004.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Global Allocation Portfolio (Class II): Maximize long-term total return. This fund will be available on or about May 18, 2015. Consult your financial advisor.
Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund Advisor, LLC.
•	ClearBridge Variable Mid Cap Core Portfolio (Class II): Long-term growth of capital.
Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP American Century VP Mid Cap Value Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP American Century VP Mid Cap Value RPM Fund)
•	LVIP American Global Growth Fund (Service Class II): Long-term growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP American Global Small Capitalization Fund (Service Class II): Long-term growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP American Growth Fund (Service Class II): Growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP American Growth-Income Fund (Service Class II): Long-term growth of capital and income; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP American International Fund (Service Class II): Long-term growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.
•	LVIP BlackRock Emerging Markets Managed Volatility Fund (Service Class): To invest primarily in securities included in a broad-based emerging markets index and to seek to approximate as closely as possible, before fees and expenses, the performance of that index while seeking to control the level of portfolio volatility.(4)
(formerly LVIP BlackRock Emerging Markets RPM Fund)
•	LVIP BlackRock Equity Dividend Managed Volatility Fund (Service Class): Reasonable income by investing primarily in
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income-producing equity securities.(4) (formerly LVIP BlackRock Equity Dividend RPM Fund)
•	LVIP BlackRock Global Allocation V.I. Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP BlackRock Global Allocation V.I. RPM Fund)
•	LVIP BlackRock Inflation Protected Bond Fund (Service Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
•	LVIP BlackRock U.S. Opportunities Managed Volatility Fund (Service Class): Long-term capital appreciation.(4) This fund will be available on or about May 18, 2015. Consult your financial advisor.
•	LVIP Clarion Global Real Estate Fund (Service Class): Total return through a combination of current income and long-term capital appreciation.
•	LVIP ClearBridge Large Cap Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.(4)
This fund will be available on or about May 18, 2015. Consult your financial advisor.
•	LVIP ClearBridge Variable Appreciation Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP ClearBridge Variable Appreciation RPM Fund)
•	LVIP Delaware Bond Fund (Service Class)(1): Maximum current income (yield) consistent with a prudent investment strategy.
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)(1): Total return.
•	LVIP Delaware Foundation® Aggressive Allocation Fund (Service Class)(1): Long-term capital growth. This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP Delaware Social Awareness Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware Special Opportunities Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Dimensional International Core Equity Fund (Service Class): Long-term capital appreciation. This fund will be available on or about May 18, 2015. Consult your financial advisor.
•	LVIP Dimensional International Core Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.(4) (formerly LVIP Dimensional Non-U.S. Equity RPM Fund)
•	LVIP Dimensional U.S. Core Equity 1 Fund (Service Class)(1): Long-term capital appreciation.
(formerly LVIP Delaware Growth and Income Fund)
This fund is not available in contracts issued on or after May 23, 2011, but will reopen for all contracts on or about May 18, 2015.
•	LVIP Dimensional U.S. Core Equity 2 Fund (Service Class): Long-term capital appreciation. This fund will be available on or about May 18, 2015. Consult your financial advisor.
•	LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.(4) (formerly LVIP Dimensional U.S. Equity RPM Fund)
•	LVIP Dimensional/Vanguard Total Bond Fund (Service Class): Total return consistent with the preservation of capital; a fund of funds.
•	LVIP Franklin Mutual Shares VIP Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP Franklin Mutual Shares VIP RPM Fund)
•	LVIP Global Conservative Allocation Managed Risk Fund (Service Class): A high level of current income with some consideration given to growth of capital; a fund of funds.(3)
(formerly LVIP Managed Risk Profile Conservative Fund)
•	LVIP Global Growth Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.(3)
(formerly LVIP Managed Risk Profile Growth Fund)
•	LVIP Global Income Fund (Service Class): Current income consistent with the preservation of capital.
•	LVIP Global Moderate Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.(3)
(formerly LVIP Managed Risk Profile Moderate Fund)
•	LVIP Invesco Diversified Equity-Income Managed Volatility Fund (Service Class): Capital appreciation and current income; a fund of funds.(4) (formerly LVIP Invesco Diversified Equity-Income RPM Fund)
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•	LVIP Invesco V.I. Comstock Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP Invesco V.I. Comstock RPM Fund)
•	LVIP Ivy Mid Cap Growth Managed Volatility Fund (Service Class): Capital appreciation.(4) (formerly LVIP Columbia Small-Mid Cap Growth RPM Fund)
•	LVIP JPMorgan High Yield Fund (Service Class): A high level of current income; capital appreciation is the secondary objective.
•	LVIP JPMorgan Mid Cap Value Managed Volatility Fund (Service Class): Long-term capital appreciation.(4) (formerly LVIP JPMorgan Mid Cap Value RPM Fund)
•	LVIP Managed Risk Profile 2010 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.(3)
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP Managed Risk Profile 2020 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.(3)
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP Managed Risk Profile 2030 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.(3)
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP Managed Risk Profile 2040 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.(3)
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP MFS International Growth Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS International Growth Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP MFS International Growth RPM Fund)
•	LVIP MFS Value Fund (Service Class): Capital appreciation.
•	LVIP Mondrian International Value Fund (Service Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
•	LVIP Money Market Fund (Service Class): To maximize current income while maintaining a stable value of your shares (providing stability of net asset value) and preserving the value of your initial investment (preservation of capital).
•	LVIP Multi-Manager Global Equity Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.(4) (formerly LVIP Multi-Manager Global Equity RPM Fund)
•	LVIP PIMCO Low Duration Bond Fund (Service Class): To seek a high level of current income consistent with preservation of capital.
•	LVIP SSgA Bond Index Fund (Service Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
•	LVIP SSgA Conservative Index Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital.
•	LVIP SSgA Conservative Structured Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital.
•	LVIP SSgA Developed International 150 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSgA Emerging Markets 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSgA Global Tactical Allocation Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.(4) (formerly LVIP SSgA Global Tactical Allocation RPM Fund)
•	LVIP SSgA International Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
•	LVIP SSgA International Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP SSgA International RPM Fund)
•	LVIP SSgA Large Cap 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSgA Large Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP SSgA Large Cap RPM Fund)
•	LVIP SSgA Moderate Index Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
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•	LVIP SSgA Moderate Structured Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP SSgA Moderately Aggressive Index Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSgA Small-Cap Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
•	LVIP SSgA Small-Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP SSgA Small-Cap RPM Fund)
•	LVIP SSgA Small-Mid Cap 200 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSgA S&P 500 Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.(2)
•	LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term capital growth.
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Service Class): To maximum capital appreciation.
•	LVIP Templeton Growth Managed Volatility Fund (Service Class): Long-term capital growth.(4) (formerly LVIP Templeton Growth RPM Fund)
•	LVIP U.S. Growth Allocation Managed Risk Fund (Service Class): High level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.(3)
This fund will be available on or about May 18, 2015. Consult your financial advisor.
•	LVIP UBS Large Cap Growth Managed Volatility Fund (Service Class): Long-term growth of capital in a manner consistent with the preservation of capital.(4) (formerly LVIP UBS Large Cap Growth RPM Fund)
•	LVIP Vanguard Domestic Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Vanguard International Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP VIP Contrafund® Managed Volatility Portfolio (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP VIP Contrafund® RPM Portfolio)
•	LVIP VIP Mid Cap Managed Volatility Portfolio (Service Class): Capital appreciation; a fund of funds.(4) (formerly LVIP VIP Mid Cap RPM Portfolio)
•	LVIP Wellington Capital Growth Fund (Service Class): Capital growth. (formerly LVIP Capital Growth Fund)
•	LVIP Wellington Mid-Cap Value Fund (Service Class): Long-term capital appreciation. (formerly LVIP Mid-Cap Value Fund)
MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	MFS® VIT Growth Series (Service Class): Capital appreciation.
•	MFS® VIT Utilities Series (Service Class): Total return.
MFS® Variable Insurance Trust II, advised by Massachusetts Financial Services Company
•	MFS® VIT II Core Equity Portfolio (Service Class): Capital appreciation. (formerly MFS VIT Core Equity Series) This fund is not available in contracts issued on or after June 6, 2005.
Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management, Inc.
•	Mid Cap Intrinsic Value Portfolio (I Class): Growth of capital. This fund is not available in contracts issued on or after June 4, 2007.
PIMCO Variable Insurance Trust, advised by PIMCO
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class): Maximum real return.
Putnam Variable Trust, advised by Putnam Investment Management, LLC
•	Global Health Care Fund (Class IB): Capital appreciation. This fund is not available in contracts issued on or after May 24, 2004.
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•	Growth & Income Fund (Class IB): Capital growth and current income. This fund is not available in contracts issued on or after May 24, 2004.
(1)	Investments in Delaware Investments VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Delaware Investment Advisors, a series of Delaware Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series or Funds or accounts, the repayment of capital from the Series or Funds or account, or any particular rate of return.
(2)	The Index this portfolio is managed to (the “Index”) is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (“Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by Licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. Licensee’s product(s) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors and none of SPDJI, Dow Jones, S&P nor their respective affiliates or third party licensors make any representation regarding the advisability of investing in such product(s).
(3)	The fund employs hedging strategies designed to provide for downside protection during sharp downward movements in equity markets.
(4)	The fund employs hedging strategies designed to reduce overall portfolio volatility.
Fund Shares
We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.
Reinvestment of Dividends and Capital Gain Distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.
Addition, Deletion or Substitution of Investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.
Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund’s shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after approval from the SEC.
We may also:
•	remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
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We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
•	processing applications for and issuing the contracts;
•	processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services – See Additional Services and the SAI for more information on these programs);
•	maintaining records;
•	administering Annuity Payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.
The risks we assume include:
•	the risk that Annuitants receiving Annuity Payouts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
•	the risk that lifetime payments to individuals from Living Benefit Riders will exceed the Contract Value;
•	the risk that Death Benefits paid will exceed the actual Contract Value;
•	the risk that more Contractowners than expected will qualify for waivers of the surrender charge;
•	the risk that, if a Guaranteed Income Benefit rider is in effect, the required Regular Income Payments will exceed the Account Value;
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the surrender charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. A portion of the mortality and expense risk and administrative charge and a portion of the surrender charges are assessed to fully or partially recoup Bonus Credits paid into the contract by us when Purchase Payments are made. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Deductions from the VAA
For the base contract, we apply to the average daily net asset value of the Subaccounts a charge which is equal to an annual rate of:
	Estate Enhancement Benefit rider (EEB)	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
Mortality and expense risk charge	1.90%	1.70%	1.45%	1.40%
Administrative charge	0.10%	0.10%	0.10%	0.10%
Total annual charge for each Subaccount*	2.00%	1.80%	1.55%	1.50%
*	For contracts purchased before June 6, 2005 (or later in those states that have not approved the contract changes), the total annual charges are as follows: EEB 1.80%; EGMDB 1.60%; Guarantee of Principal 1.50%; Account Value N/A.
Surrender Charge
A surrender charge applies (except as described below) to surrenders and withdrawals of Purchase Payments that have been invested for the periods indicated below. The surrender charge is calculated separately for each Purchase Payment. The contract anniversary is
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the annually occurring date beginning with the effective date of the contract. For example, if the effective date of your contract is January 1st, your contract anniversary would be on January 1st of each subsequent year.
	Number of contract anniversaries since Purchase Payment was invested
	0	1	2	3	4	5	6	7	8	9+
Surrender charge as a percentage of the surrendered or withdrawn Purchase Payments	8.50%	8.50%	8%	7%	6%	5%	4%	3%	2%	0%
A surrender charge does not apply to:
•	A surrender or withdrawal of a Purchase Payment beyond the ninth anniversary since the Purchase Payment was invested;
•	Withdrawals of Contract Value during a Contract Year to the extent that the total Contract Value withdrawn during the current Contract Year does not exceed the free amount which is equal to the greater of 10% of the current Contract Value or 10% of the total Purchase Payments;
•	Purchase Payments that have been invested in the contract for at least 12 months when used in the calculation of the initial benefit payment to be made under an Annuity Payout option, other than the i4LIFE® Advantage option;
•	A surrender or withdrawal of any Purchase Payments, if such Purchase Payments were received by us more than 12 months prior to the onset of a permanent and total disability of the Contractowner as defined in Section 22(e)(3) of the tax code, if the disability occurred after the effective date of the contract and before the 65th birthday of the Contractowner. For contracts issued in the State of New Jersey, a different definition of permanent and total disability applies;
•	A surviving spouse at the time he or she assumes ownership of the contract as a result of the death of the original owner (however, the surrender charge schedule of the original contract will continue to apply to the spouse's contract);
•	A surrender or withdrawal of any Purchase Payments as a result of the admittance of the Contractowner to an accredited nursing home or equivalent health care facility, if such Purchase Payments were received by us more than 12 months prior to the admittance, where the admittance into the nursing home occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days;
•	A surrender or withdrawal of any Purchase Payments, if such Purchase Payments were received by us more than 12 months prior to the diagnosis date of a terminal illness that is after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;
•	A surrender of the contract as a result of the death of the Contractowner or Annuitant;
•	A surrender or withdrawal of a Purchase Payment beyond the seventh anniversary since the Purchase Payment was invested for any contract issued to Selling Group Individuals. For Selling Group Individuals, a reduced schedule of surrender charges applies;
•	A surrender or annuitization of Bonus Credits and Persistency Credits;
•	Purchase Payments when used in the calculation of the initial Account Value under the i4LIFE® Advantage option;
•	Regular Income Payments made under i4LIFE® Advantage, including any payments to provide the 4LATER® or i4LIFE® Advantage Guaranteed Income Benefits, or periodic payments made under any Annuity Payout option made available by us;
•	Withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity® Advantage or Lincoln Lifetime IncomeSM Advantage, subject to certain conditions.
For purposes of calculating the surrender charge on withdrawals, we assume that:
1.	The free amount will be withdrawn from Purchase Payments on a first in-first out (“FIFO”) basis.
2.	Prior to the ninth anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) until exhausted; then
•	from earnings until exhausted; then
•	from Bonus Credits.
3.	On or after the ninth anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
•	from earnings and Persistency Credits until exhausted; then
•	from Bonus Credits attributable to Purchase Payments to which a surrender charge no longer applies until exhausted; then
•	from Purchase Payments (on a FIFO basis) to which a surrender charge still applies until exhausted; then
•	from Bonus Credits attributable to Purchase Payments to which a surrender charge still applies.
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We apply the surrender charge as a percentage of Purchase Payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your Contract Value has increased or decreased. The surrender charge is calculated separately for each Purchase Payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when Contractowners surrender or withdraw before distribution costs have been recovered.
If the Contractowner is a corporation or other non-individual (non-natural person), the Annuitant or joint Annuitant will be considered the Contractowner or joint owner for purposes of determining when a surrender charge does not apply.
Account Fee
During the accumulation period, we will deduct an account fee of $35 from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this $35 account fee will also be deducted from the Contract Value upon surrender. This fee may be lower in certain states, if required, and will be waived after the fifteenth Contract Year. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $100,000 on the contract anniversary. There is no account fee on contracts issued to Selling Group Individuals.
Rider Charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. The deduction of a rider charge will be noted on your quarterly statement.
Lincoln Lifetime IncomeSM Advantage Charge (no longer available). While this rider is in effect, there is a charge for Lincoln Lifetime IncomeSM Advantage. The rider charge is currently equal to an annual rate of 0.90% of the Guaranteed Amount (0.225% quarterly) for the Lincoln Lifetime IncomeSM Advantage single life or joint life option. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. If the Lincoln Lifetime IncomeSM Advantage Plus was purchased, an additional 0.15% is added, for a total current cost of 1.05% of the Guaranteed Amount. See Appendix C – Lincoln Lifetime IncomeSM Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount.
The charge is based on the Guaranteed Amount as increased for subsequent Purchase Payments and Bonus Credits, Automatic Annual Step-ups, 5% Enhancements, and the 200% Step-up and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. For riders purchased on and after March 2, 2009, the charge is also deducted in proportion to the value in the fixed account used for dollar cost averaging purposes. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to – Appendix C – Lincoln Lifetime IncomeSM Advantage – Guaranteed Amount for a discussion and example of the impact of the changes to the Guaranteed Amount.
The annual rider percentage charge may increase each time the Guaranteed Amount increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 1.50% of the Guaranteed Amount. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary. If your percentage charge is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. This opt out will only apply for this particular Automatic Annual Step-up and is not available if additional Purchase Payments would cause your charge to increase (see below). You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up.
An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% Step-up will not cause an increase in the annual rider percentage charge but will increase the dollar amount of charge.
Once cumulative additional Purchase Payments into your annuity contract after the first Benefit Year equal or exceed $100,000, any additional Purchase Payment will potentially cause the charge for your rider to change to the current charge in effect on the next Benefit Year anniversary, but the charge will never exceed the guaranteed maximum annual charge. The new charge will become effective on the Benefit Year anniversary.
The rider charge will be discontinued upon termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the contract.
If the Guaranteed Amount is reduced to zero while the Contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.
If you purchased Lincoln Lifetime IncomeSM Advantage Plus Option, an additional 0.15% of the Guaranteed Amount will be added to the Lincoln Lifetime IncomeSM Advantage charge for a total current charge of 1.05% applied to the Guaranteed Amount. This total charge (which may change as discussed above) is in effect until the 7th Benefit Year anniversary. If you exercise your Plus Option, this
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entire rider and its charge will terminate. If you do not exercise the Plus Option, after the 7th Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed and the Lincoln Lifetime IncomeSM Advantage rider and charge will continue. If you make a withdrawal prior to the 7th Benefit Year anniversary, you will not be able to exercise the Plus Option, but the additional 0.15% charge will remain on your contract until the 7th Benefit Year anniversary.
Lincoln SmartSecurity® Advantage Charge (no longer available). While this rider is in effect, there is a charge for the Lincoln SmartSecurity® Advantage. The rider charge is currently equal to an annual rate of:
1.	0.85% of the Guaranteed Amount (0.2125% quarterly) for the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option (the current annual percentage charge will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount); or
2.	0.85% of the Guaranteed Amount (0.2125% quarterly) for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, single life option (and also prior version of Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up) (the current annual percentage charge will increase from 0.65% to 0.85% at the end of the 10-year annual step-up period if a new 10-year period is elected); or
3.	1.00% of the Guaranteed Amount (0.25% quarterly) for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, joint life option (the current annual percentage charge will increase from 0.80% to 1.00% at the end of the 10-year annual step-up period if a new 10-year period is elected). See Appendix C – Lincoln SmartSecurity® Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount.
The charge is based on the Guaranteed Amount (initial Purchase Payment and any Bonus Credits or Contract Value at the time of election) as increased for subsequent Purchase Payments and any Bonus Credits and step-ups and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount and the fixed side of the contract on the Valuation Date the rider charge is assessed. In Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option and the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up (without the single or joint life option), the charge may be deducted in proportion to the value in the fixed account as well. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Because Bonus Credits increase the Guaranteed Amount, Bonus Credits also increase the amount we deduct for the cost of the rider. Refer to the Lincoln SmartSecurity® Advantage, Guaranteed Amount section for a discussion and example of the impact of changes to the Guaranteed Amount.
Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the annual rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.
If you elect to step-up the Guaranteed Amount for another step-up period (including if we administer the step-up election for you or if you make a change from a joint life to a single life option after a death or divorce), a portion of the rider charge, based on the number of days prior to the step-up, will be deducted on the Valuation Date of the step-up based on the Guaranteed Amount immediately prior to the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a Contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your rider percentage charge will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the Annuity Commencement Date, election of i4LIFE® Advantage or termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except upon death) or surrender of the contract.
Rider Charge Waiver. For the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the rider charge may be waived. For the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, no rider charge waiver is available with the single life and joint life options. The earlier version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.
Whenever the above conditions are met, on each Valuation Date the rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this rider or on the most recent step-up date; and (2) Purchase Payments (and Bonus Credits) made after the step-up, then the quarterly rider charge will be waived. If the withdrawals have been more than 10%, then the rider charge will not be waived.
4LATER® Advantage Charge (no longer available). Prior to the Periodic Income Commencement Date (which is defined as the Valuation Date the initial Regular Income Payment under i4LIFE® Advantage is determined), the annual 4LATER® charge is currently 0.65%
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of the Income Base. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base. The Income Base (an amount equal to the initial Purchase Payment and any Bonus Credit if purchased at contract issue, or Contract Value at the time of election if elected after the contract effective date), as adjusted, is a value that will be used to calculate the 4LATER® Guaranteed Income Benefit. The Income Base is increased for subsequent Purchase Payments, any Bonus Credits, automatic 15% enhancements and resets, and decreased for withdrawals. An amount equal to the quarterly 4LATER® rider charge multiplied by the Income Base will be deducted from the Subaccounts on every three-month anniversary of the later of the 4LATER® rider effective date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the 4LATER® rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional Purchase Payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a reset to the current Account Value.
Upon a reset of the Income Base, a portion of the rider charge, based on the number of days prior to the reset, will be deducted on the Valuation Date of the reset based on the Income Base immediately prior to the reset. This deduction covers the cost of the 4LATER® rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER® rider charge for the reset Income Base on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the reset. At the time of the reset, the annual charge will be the current charge in effect at the time of reset, not to exceed the guaranteed maximum charge of 1.50% of the Income Base. If you never elect to reset your Income Base, your 4LATER® rider percentage charge will never change, although the amount we deduct will change as your Income Base changes.
Prior to the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the 4LATER® rider for any reason other than death. On the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be made to cover the cost of 4LATER® since the previous deduction.
i4LIFE® Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE® Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE® Advantage becomes effective (or your initial Purchase Payment and Bonus Credit if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, your Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made, as well as any withdrawals.
The annual rate of the i4LIFE® Advantage charge during the Access Period is: 1.90% for the i4LIFE® Advantage Account Value Death Benefit; 1.95% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 2.20% for the i4LIFE® Advantage EGMDB. During the Lifetime Income Period, the charge for all Death Benefit options is 1.65%. This charge consists of a mortality and expense risk charge, and an administrative charge (charges for the Guaranteed Income Benefits are not included and are listed below). These charges replace the Separate Account Annual Expenses for the base contract. If i4LIFE® Advantage is elected at the issue of the contract i4LIFE® Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE® Advantage and the charge will begin on the Periodic Income Commencement Date which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE® Advantage section for explanations of the Account Value, the Access Period, and the Lifetime Income Period.
i4LIFE® Advantage with Guaranteed Income Benefit Charge. Guaranteed Income Benefit (version 4) is subject to a current annual charge of 0.65% of the Account Value (0.50% for versions 1, 2 and 3) (single life option), which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.55% (2.40% for version 1, 2 and 3) for the i4LIFE® Advantage Account Value Death Benefit; 2.60% (2.45% for version 1, 2 and 3) for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 2.85% (2.70% for version 1, 2 and 3) for the i4LIFE® Advantage EGMDB.
If you elect the joint life option, Guaranteed Income Benefit (version 4) is subject to a current annual charge of 0.85% of the Account Value which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.75% for the i4LIFE® Advantage Account Value Death Benefit; 2.80% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 3.05% for the i4LIFE® Advantage EGMDB. These charges replace the Separate Account Annual Expenses for the base contract.
The Guaranteed Income Benefit percentage charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (version 4) or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later in the i4LIFE® Advantage section of this prospectus). At the time of the step-up the Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 2.00% (version 4) or 1.50% (version 2 and version 3) of the Account Value. If we automatically administer the step-up (version 4) or step-up period election (versions 2 or 3) for you and your percentage charge is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within 30 days after the date on which the step-up or the step-up period election occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up or the
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step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of this prospectus). For version 4, future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up. Version 1 does not step-up; therefore the charge does not change.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate, but the i4LIFE® Advantage charge will continue.
i4LIFE® Advantage Guaranteed Income Benefit is only available for purchase in contracts issued prior to June 30, 2009.
i4LIFE® Advantage with 4LATER® Guaranteed Income Benefit Charge for purchasers who previously purchased 4LATER® Advantage. The 4LATER® Guaranteed Income Benefit for purchasers who previously purchased 4LATER® Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.55% for the i4LIFE® Advantage Account Value Death Benefit; 2.60% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 2.85% for the i4LIFE® Advantage EGMDB. (For riders purchased before January 20, 2009, the current annual percentage charge is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE® Advantage payout phase.
On and after the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® Advantage charge as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER® charge because after the Periodic Income Commencement Date, when the 4LATER® Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER® charge is the same immediately before and after the Periodic Income Commencement Date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the Periodic Income Commencement Date and then multiplied by the average daily Account Value after the Periodic Income Commencement Date.
After the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit percentage charge will not change unless the Contractowner elects additional 15-year step-up periods during which the 4LATER® Guaranteed Income Benefit (described later) is stepped-up to 75% of the current Regular Income Payment. At the time you elect a new 15-year step-up period, the 4LATER® Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of Account Value.
After the Periodic Income Commencement Date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE® Advantage Guaranteed Income Benefit (version 2 or 3), the Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.50% of the Account Value, which is added to the i4LIFE®Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.40% for the i4LIFE® Advantage Account Value Death Benefit; 2.45% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 2.70% for the i4LIFE® Advantage EGMDB.
Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase Lincoln Lifetime IncomeSM Advantage.
The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE® Advantage section of this prospectus).
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
The Lincoln Lifetime IncomeSM Advantage rider is no longer available for purchase.
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Deductions for Premium Taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 5%.
Other Charges and Deductions
The surrender, withdrawal or transfer of value from a Guaranteed Period may be subject to the Interest Adjustment, if applicable. See Fixed Side of the Contract.
The mortality and expense risk and administrative charge of 1.40% of the value in the VAA will be assessed on all variable Annuity Payouts (except for i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.
Additional Information
The charges described previously may be reduced or eliminated for any particular contract or an additional Bonus Credit may be paid.. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
•	sales to Selling Group Individuals,
•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
•	any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
The Contracts
Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a registered representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you either directly or through your registered representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Home Office approval.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Home Office, an initial Purchase Payment and its corresponding Bonus Credit will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your agent, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your agent’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment and its corresponding Bonus Credit within two business days.
We offer a variety of variable annuity contracts. The amount of the Bonus Credit may be more than offset by higher surrender charges associated with the Bonus Credit and have lower fees and charges may provide large cash surrender values than this contract, depending on the level of Bonus Credits in this contract and the performance of the owner's chosen Subaccounts. We encourage your to talk to your financial advisor and determine which annuity contract is most appropriate for you.
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Who Can Invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86. Certain Death Benefit options may not be available at all ages. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the Contractowner, and held in that account until instructions are received from the appropriate regulator.
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.
Replacement of Existing Insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. A registered representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
Purchase Payments
You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments since the requirements of your state may vary. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® contracts) in which you are a Contractowner, joint owner, or Annuitant. If you elect a Living Benefit Rider, you may be subject to further restrictions in terms of your ability to make additional Purchase Payments, as more fully described below. If you stop making Purchase Payments, the contract will remain in force, however, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first. Upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
If you elect a Living Benefit Rider (other than i4LIFE® Advantage Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts.
These restrictions and limitations mean that you will be limited in your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage with any version of Guaranteed Income Benefit) and/or increase the amount of any guaranteed benefit under a Living Benefit Rider by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under i4LIFE® Advantage Guaranteed Income Benefit) by making additional Purchase Payments over a long period of time. Please contact your registered representative and refer to the Living Benefit Riders section of this prospectus for additional information on any restrictions that may apply to your Living Benefit Rider. State variations may apply.
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Bonus Credits
In some states, the term Bonus Credit may be referred to as value enhancement or a similar term in the contract. For each Purchase Payment made into the contract, we will credit the contract with a Bonus Credit. The amount of the Bonus Credit will be added to the value of the contract at the same time and allocated in the same percentage as the Purchase Payment. The amount of the Bonus Credit is calculated as a percentage of the Purchase Payment made. The amount of any Bonus Credit applied to the contract will be noted on the confirmation sent after each Purchase Payment. The Bonus Credit percentage is based on the owner’s investment at the time each Purchase Payment is made according to the following scale:
Owner's Investment	Bonus Credit %
Less than $100,000	3.00%
$100,000–$999,999	4.00%
$1,000,000 or greater	5.00%
On or after May 1, 2008, owner's investment is defined as the sum of:
1. the current Contract Values (including the Contract Values of the contract into which the Purchase Payment is being added) as of the most recent Valuation Date prior to the date the Purchase Payment is submitted to us for any of the individual Lincoln Life nonqualified annuity contracts owned by you, your spouse, and any of your children under the age of 21 (see Appendix D), as well as any other individual Lincoln Life variable annuity contracts that may be available by us in the future for this purpose; plus
2. the amount of the current Purchase Payment made into the contract.
If you, your spouse, or any of your children under the age of 21 are named the Annuitant under any contract under (1) above, and the owner is a non-natural owner (for example: a corporation or a trust), then you may include these account values in the calculation of the owner's investment for nonqualified contracts.
Prior to May 1, 2008, the owner's investment at the time of a Purchase Payment is equal to the sum of (1) all prior Purchase Payments made to your contract; plus (2) the current Purchase Payment made to your contract; minus (3) all prior withdrawals of Purchase Payments from your contract.
At the time you make a Purchase Payment you are responsible for providing us with the current Contract Values of the individual Lincoln Life nonqualified variable annuities that you, your spouse or your children under the age of 21 own in order to be included in the calculation of the Owner's Investment. You or your registered representative may ascertain the current Contract Values for those contracts by contacting us through the telephone, internet or other electronic means. You or your registered representative may then indicate the amount of Contract Values that may be used in calculating the amount of the owner's investment when submitting the Purchase Payment to us. If upon review of the current Contract Values provided to us we determine that the amounts are inaccurate we will contact you and request that you provide us written documentation to substantiate the amount of the Contract Values provided by you or your registered representative. See the listing at the end of this prospectus of all eligible variable annuity contracts that may be included in the owner's investment. We reserve the right to add or remove annuity contracts as being eligible to be included in the owner's investment as our business needs may dictate. If we make a change to the eligible annuity contracts listing we will notify you no more than annually by updating the prospectus.
Tax qualified annuity contracts (including IRAs) cannot be used when determining the amount of the owner's investment. Inclusion of qualified contracts could result in loss of the tax qualified status or tax penalties. It is your responsibility to provide us with Contract Values for only nonqualified contracts.
During the first contract year if you make any Purchase Payment(s) after the initial Purchase Payment (“subsequent Purchase Payment”), we may add a Bonus Credit (“additional Bonus Credit”) to the contract that is in addition to any Bonus Credit that was previously added to the contract and the Bonus credit that is added due to the subsequent Purchase Payment. The additional Bonus Credit will be added to the contract if the subsequent Purchase Payment increases the owner's investment to a dollar level that qualifies for a higher Bonus Credit percentage than the Bonus Credit percentage that any prior Purchase Payments qualified for. The additional Bonus Credit will be added to your contract at the time the subsequent Purchase Payment is made. The Bonus Credit percentage for the additional Bonus Credit will be the difference between the higher Bonus Credit percentage that the subsequent Purchase Payment qualifies for and the Bonus Credit percentage that the prior Purchase Payments qualified for. We will then multiply the sum of all prior first year Purchase Payments by this Bonus Credit percentage to determine the amount of the additional Bonus Credit. You may receive more than one additional Bonus Credit during the first Contract Year as we will add an additional Bonus Credit anytime a subsequent Purchase Payment increases the amount of the total Purchase Payments to an amount that qualifies for a higher Bonus Credit percentage.
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Persistency Credits
Contractowners will receive a Persistency Credit on a quarterly basis after the fourteenth contract anniversary. The amount of the Persistency Credit is calculated by multiplying the Contract Value, less any Purchase Payments that have not been invested in the contract for at least 14 years, by 0.0625% (or 0.05% on contracts issued before June 6, 2005 or later in some states). This Persistency Credit will be allocated to the variable Subaccounts and the fixed Subaccounts in proportion to the Contract Value in each variable Subaccount and fixed Subaccount at the time the Persistency Credit is paid into the contract.
There is no additional charge to receive this Persistency Credit, and in no case will the Persistency Credit be less than zero. The amount of any Persistency Credit received will be noted on your quarterly statement.
Valuation Date
Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.
Allocation of Purchase Payments
Purchase Payments allocated to the variable account are placed into the VAA’s Subaccounts, according to your instructions. You may also allocate Purchase Payments in the fixed account, if available. Corresponding Bonus Credits will be allocated to the Subaccount(s) and/or the fixed side of the contract in the same proportion in which you allocate Purchase Payments.
The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20. The minimum amount of any Purchase Payment which can be put into a Guaranteed Period of the fixed account is $2,000, subject to state approval.
If we receive your Purchase Payment from you or your broker-dealer in Good Order at our Home Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If we receive your Purchase Payment in Good Order after market close, we will use the Accumulation Unit value computed on the next Valuation Date. If you submit your Purchase Payment to your registered representative, we will generally not begin processing the Purchase Payment until we receive it from your representative’s broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to market close then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If your Purchase Payment was placed with your broker-dealer after market close, then we will use the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund’s investments perform, but also upon the expenses of the VAA and the underlying funds.
Valuation of Accumulation Units
Purchase Payments and Bonus Credits allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments and Bonus Credits are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:
1.	The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus
2.	The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3.	The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.
The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to
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use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers On or Before the Annuity Commencement Date
After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received.
Transfers (among the variable Subaccounts and as permitted between the variable and fixed accounts) are limited to twelve (12) per Contract Year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross-reinvestment or portfolio rebalancing elected on forms available from us. See Additional Services and the SAI for more information on these programs. These transfer rights and restrictions also apply during the i4LIFE® Advantage Access Period (the time period during which you may make withdrawals from the i4LIFE® Advantage Account Value). See i4LIFE® Advantage.
The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.
A transfer request may be made to our Home Office in writing, or by fax or other electronic means. A transfer request may also be made by telephone provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Home Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
If your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the Contract Value from a fixed account to the variable Subaccount(s) subject to the following restrictions:
•	total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the variable Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE® Advantage transfers) may be subject to Interest Adjustments, if applicable. For a description of the Interest Adjustment, see the Fixed Side of the Contract - Guaranteed Periods and Interest Adjustment.
Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.
Telephone and Electronic Transactions
A surrender, withdrawal, or transfer request may be made to our Home Office using a fax or other electronic means. In addition, withdrawal and transfer requests may be made by telephone, subject to certain restrictions. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.
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Market Timing
Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with “market timing” transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.
In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.
You should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds’ ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from Contractowners engaged in disruptive trading activity, the fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.
We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
Once a Contractowner has been identified as a “market timer” under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this “original signature” restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
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In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.
Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund’s investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.
Transfers After the Annuity Commencement Date
You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment. Once elected, the fixed annuity payment is irrevocable.
These provisions also apply during the i4LIFE® Advantage Lifetime Income Period. See i4LIFE® Advantage.
Ownership
The owner on the date of issue will be the person or entity designated in the contract specifications. The owner of a nonqualified contract may name a joint owner.
As Contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Nonqualified contracts may not be collaterally assigned. Assignments may have an adverse impact on any Death Benefits or benefits offered under Living Benefit Riders in this product and may be prohibited under the terms of a particular feature. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.
Joint Ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us in writing of the change. However, we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the Death Benefits or benefits offered under Living Benefit Riders. See The Contracts – Death Benefit and Living Benefit Riders. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.
Surrenders and Withdrawals
Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means. Withdrawal requests may be made by telephone, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.
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The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Home Office. If we receive a surrender or withdrawal request in Good Order at our Home Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Home Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Surrenders and withdrawals from the fixed account may be subject to the Interest Adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home Office. The payment may be postponed as permitted by the 1940 Act.
There are charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.
Special restrictions on surrenders/withdrawals apply if your contract is purchased as part of a retirement plan of a public school system or 501(c)(3) organization under Section 403(b) of the tax code. Beginning January 1, 1989, in order for a contract to retain its tax-qualified status, Section 403(b) prohibits a withdrawal from a 403(b) contract of post 1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the Annuitant (a) attains age 59½, (b) separates from service, (c) dies, (d) becomes totally and permanently disabled and/or (e) experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn).
Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction. Funds transferred to the contract from a 403(b)(7) custodial account will also be subject to restrictions.
The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Additional Services
These are the additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home Office. For further detailed information on these services, please see Additional Services in the SAI.
Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain variable Subaccounts into the variable Subaccounts on a monthly basis or in accordance with other terms we make available.
You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged (DCA'd) is $1,500 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to that DCA program will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other
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Subaccounts. If you are enrolled in automatic rebalancing, this amount may be automatically rebalanced based on your allocation instructions in effect at the time of rebalancing. DCA does not assure a profit or protect against loss.
The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges and Interest Adjustments. See Charges and Other Deductions – Surrender Charge and Fixed Side of the Contract – Interest Adjustment. Withdrawals under AWS will be noted on your quarterly statement. AWS is also available for amounts allocated to the fixed account, if applicable.
The cross-reinvestment service automatically transfers the Contract Value in a designated variable Subaccount that exceeds a baseline amount to another specific variable Subaccount at specific intervals. You specify the applicable Subaccounts, the baseline amount and the interval period. As of May 1, 2010, this service is no longer available unless the Contractowner had enrolled in this service prior to this date.
Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each variable Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. The fixed account is not available for portfolio rebalancing.
Only one of the three additional services (DCA, cross-reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross-reinvestment running simultaneously. We reserve the right to discontinue any or all of these administrative services at any time.
Asset Allocation Models
Your registered representative may discuss asset allocation models with you to assist you in deciding how to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. The models listed below were designed and prepared by the Company, in consultation with SSgA Funds Management, Inc., for use by Lincoln Financial Distributors, Inc., (LFD) the principal underwriter of the contracts. LFD provides models to broker dealers who may offer the models to their own clients. The models do not constitute investment advice and you should consult with your registered representative to determine whether you should utilize a model or which model is suitable for you based upon your goals, risk tolerance and time horizon.
Each model invests different percentages of Contract Value in some or all of the LVIP Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model’s asset allocation strategy. You may not make transfers among the Subaccounts. We will proportionately deduct any withdrawals you make from the Subaccounts in the asset allocation model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.
Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help reduce volatility and boost returns over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably not appropriate for you.
The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.
In order to maintain the model’s specified Subaccount allocation percentages, you agree to be automatically enrolled in the portfolio rebalancing option and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you desire to change your Contract Value or Purchase Payment allocation or percentages to reflect a revised or different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no charge from Lincoln for participating in a model.
The election of certain Living Benefit Riders may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts – Investment Requirements and Appendix C — Discontinued Living Benefit Riders.
The models are as follows:
•	The Lincoln SSgA Conservative Index Model is composed of specified underlying Subaccounts representing a target allocation of
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approximately 40% in three equity Subaccounts and 60% in one fixed income Subaccount. This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes index funds exclusively. This model is not available for contracts issued on or after November 15, 2010.
•	The Lincoln SSgA Moderate Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 60% in three equity Subaccounts and 40% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes index funds exclusively. This model is not available for contracts issued on or after November 15, 2010.
•	The Lincoln SSgA Moderately Aggressive Equity Index Model (formerly known as the Lincoln SSgA Moderately Aggressive Index Model) is composed of specified underlying Subaccounts representing a target allocation of approximately 80% in three equity Subaccounts and 20% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively. This model is not available for contracts issued after June 30, 2009.
•	The Lincoln SSgA Moderately Aggressive Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 70% in three equity Subaccounts and 30% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively. This model is not available for contracts issued on or after November 15, 2010.
•	The Lincoln SSgA Aggressive Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 90% in three equity Subaccounts and 10% in one fixed income Subaccount. This model seeks long term growth of capital. The model utilizes index funds exclusively. This model is not available for contracts issued on or after November 15, 2010.
•	The Lincoln SSgA Structured Conservative Model is composed of specified underlying Subaccounts representing a target allocation of approximately 40% in seven equity Subaccounts and 60% in one fixed income Subaccount. This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks. This model is not available for contracts issued on or after November 15, 2010.
•	The Lincoln SSgA Structured Moderate Model is composed of specified underlying Subaccounts representing a target allocation of approximately 60% in seven equity Subaccounts and 40% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks. This model is not available for contracts issued on or after November 15, 2010.
•	The Lincoln SSgA Structured Moderately Aggressive Equity Model (formerly known as the Lincoln SSgA Structured Moderately Aggressive Model) is composed of specified underlying Subaccounts representing a target allocation of approximately 80% in seven equity Subaccounts and 20% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks. This model is not available for contracts issued after June 30, 2009.
•	The Lincoln SSgA Structured Moderately Aggressive Model is composed of specified underlying Subaccounts representing a target allocation of approximately 70% in seven equity Subaccounts and 30% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks. This model is not available for contracts issued on or after November 15, 2010.
•	The Lincoln SSgA Structured Aggressive Model is composed of specified underlying Subaccounts representing a target allocation of approximately 90% in seven equity Subaccounts and 10% in one fixed income Subaccount. This model seeks long term growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks. This model is not available for contracts issued on or after November 15, 2010.
Your registered representative will have more information on the specific investments of each model.
Franklin Templeton Founding Investment Strategy: Through the Franklin Templeton Founding Investment Strategy, you may allocate Purchase Payments and/or Contract Values to three underlying funds as listed below. This is not an asset allocation model. If you choose to follow this strategy you will invest 100% of your Contract Value according to the strategy. You may invest in any of the three funds without adopting the strategy. Upon selection of this program you agree to be automatically enrolled in portfolio rebalancing and authorize us to automatically rebalance your Contract Value on a quarterly basis in accordance with the strategy. Confirmation of the rebalancing will appear on your quarterly statement. You may terminate the strategy at any time and reallocate your Contract Value to other investment options. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. You should consult with your registered representative to determine if this strategy is suitable for you. If you are seeking a more aggressive strategy, this strategy may not be appropriate for you.
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% of Contract Value
Franklin Income VIP Fund	34%
Franklin Mutual Shares VIP Fund	33%
LVIP Templeton Growth Managed Volatility Fund	33%
Death Benefit
The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	contingent Annuitant becomes the Annuitant and the contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	designated Beneficiary

*	Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

**	Death of Annuitant is treated like death of the Contractowner.
If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. Generally, the more expensive the Death Benefit the greater the protection.
You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.
You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.
Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.
If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.
Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.
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Account Value Death Benefit. Contractowners who purchased their contracts on or after June 6, 2005 (or later in those states that have not approved the contract changes), may select the Account Value Death Benefit. If you elect the Account Value Death Benefit contract option, we will pay a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. Once you have selected this Death Benefit option, it cannot be changed. (Your contract may refer to this benefit as the Contract Value Death Benefit.)
Guarantee of Principal Death Benefit. If you do not select a Death Benefit, the Guarantee of Principal Death Benefit will apply to your contract. If the Guarantee of Principal Death Benefit is in effect, the Death Benefit will be equal to the greater of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See Appendix C – Lincoln Lifetime IncomeSM Advantage).
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any. For contracts purchased prior to the time a state approved the above Guarantee of Principal Death Benefit calculation, the sum of all Purchase Payments is reduced by the sum of all withdrawals.
For contracts issued on or after June 6, 2005 (or later in some states), you may discontinue the Guarantee of Principal Death Benefit by completing the Change of Death Benefit form and sending it to our Home Office. The benefit will be discontinued as of the Valuation Date we receive the request and the Account Value Death Benefit will apply. We will deduct the charge for the Account Value Death Benefit as of that date. See Charges and Other Deductions.
Enhanced Guaranteed Minimum Death Benefit (EGMDB). If the EGMDB is in effect, the Death Benefit paid will be the greatest of:
•	The current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	The sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See Appendix C – Lincoln Lifetime IncomeSM Advantage); or
•	The highest Contract Value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the Contractowner, joint owner (if applicable) or Annuitant for whom the death claim is approved for payment. The highest Contract Value is increased by Purchase Payments and Bonus Credits and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the Contract Value.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
The EGMDB is not available under contracts issued to a Contractowner, or joint owner or Annuitant, who is age 80 or older at the time of issuance.
You may discontinue the EGMDB at any time by completing the Change of Death Benefit form and sending it to our Home Office. The benefit will be discontinued as of the Valuation Date we receive the request, and the Guarantee of Principal Death Benefit will apply, or, if your contract was purchased on or after June 6, 2005 (or later in some states), you may instead choose the Account Value Death Benefit. We will deduct the applicable charge for the new Death Benefit as of that date. See Charges and Other Deductions.
Estate Enhancement Benefit Rider (EEB Rider). The amount of Death Benefit payable under this rider is the greatest of the following amounts:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See Appendix C – Lincoln Lifetime IncomeSM Advantage); or
•	the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner or Annuitant for whom a death claim is approved for
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payment. The highest Contract Value is adjusted for certain transactions. It is increased by Purchase Payments and Bonus Credits made on or after that contract anniversary on which the highest Contract Value is obtained. It is decreased by withdrawals subsequent to that contract anniversary date in the same proportion that withdrawals reduced the Contract Value; or
•	the current Contract Value as of the Valuation Date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:
•	the contract earnings; or
•	the covered earnings limit.
Note: If there are no contract earnings, there will not be an amount provided under this item.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
The Enhancement Rate is based on the age of the oldest Contractowner, joint owner (if applicable), or Annuitant on the date when the rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB rider is not available if the oldest Contractowner, joint owner (if applicable), or Annuitant is age 76 or older at the time the rider would become effective.
Contract earnings equal:
•	the Contract Value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
•	the Contract Value as of the effective date of this rider (determined before the allocation of any Purchase Payments on that date); minus
•	each Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus
•	any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where
(A) is the amount of the withdrawal minus the greater of $0 and (B); where
(B) is the result of [(i) - (ii)]; where
(i)	is the Contract Value immediately prior to the withdrawal; and
(ii)	is the amount of Purchase Payments made into the contract prior to the withdrawal.
The covered earnings limit equals 200% of:
•	the Contract Value as of the effective date of this rider (determined before the allocation of any Purchase Payments on that date); plus
•	each Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the Contractowner, joint owner (if applicable) or Annuitant; minus
•	any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where
(A) is the amount of the withdrawal minus the greater of $0 and (B); where
(B) is the result of [(i) - (ii)]; where
(i)	is the Contract Value immediately prior to the withdrawal; and
(ii)	is the amount of Purchase Payments made into the contract prior to the withdrawal.
The EEB rider may not be available in all states. Please check with your registered representative regarding availability of this rider. The EEB rider can only be elected at the time the contract is purchased. The EEB Rider is not available if you have elected i4LIFE® Advantage.
The EEB rider may not be terminated unless you surrender the contract or the contract is in the Annuity Payout period.
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General Death Benefit Information
Only one of these Death Benefits may be in effect at any one time. Your Death Benefit terminates on and after the Annuity Commencement Date, or if you elect i4LIFE® Advantage. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.
If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continues the contract, we will pay a Death Benefit to the designated Beneficiary(s).
If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. The U.S. Supreme Court recently held that same-sex spouses who have been married under state law will now be treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Should the surviving spouse elect to continue the contract, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. If the contract is continued in this way, the Death Benefit in effect at the time the Beneficiary elected to continue the contract will remain as the Death Benefit.
If the EEB rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the Annuitant at the time the EEB is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current Contract Value (after crediting any Death Benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving Annuitant is 76 or older, the EEB Death Benefit will be reduced to the EGMDB and your total annual charge will be reduced to the EGMDB charge.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
•	If any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or
•	If no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.
If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.
Unless the Contractowner has already selected a settlement option, the Beneficiary may choose the method of payment of the Death Benefit. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving within one year of the Contractowner’s death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy.
Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
If the Death Benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does
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not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be “escheated”. This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by submitting a Beneficiary change form to our Home Office.
Investment Requirements
If you purchased a Living Benefit Rider (Lincoln Lifetime IncomeSM Advantage, 4LATER® Advantage, Lincoln SmartSecuritySM Advantage, or Guaranteed Income Benefit under i4LIFE® Advantage), you are subject to Investment Requirements, which means you are limited in how much you can invest in certain Subaccounts of your contract. Investment Requirements apply whether you purchase a Living Benefit Rider at contract issue, or if you add a Living Benefit Rider to an existing contract. The Living Benefit Rider you purchased and the date of purchase will determine which Investment Requirements Option applies to your contract. See Option 1, Option 2, and Option 3 below. Currently, if you purchased i4LIFE® without Guaranteed Income Benefit, you are not subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Contract Value subject to such requirements.
Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns. These risk management strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The success of the adviser’s risk management strategy depends, in part, on the adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the fund’s benefit. There is no guarantee that the strategy can achieve or maintain the fund’s optimal risk targets. The fund’s performance may be negatively impacted in certain markets as a result of reliance on these strategies. In low volatility markets the volatility management strategy may not mitigate losses. In addition, the adviser may not be able to effectively implement the strategy during rapid or extreme market events. Such inefficiency in implementation could cause the fund to lose more money than investing without the risk management strategy or not realize potential gains. Any one of these factors could impact the success of the volatility management strategy, and the fund may not perform as expected.
These funds are included under Investment Requirements in part, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. Our financial interest in reducing loss and the volatility of overall Contract Values, in light of our obligations to provide benefits under the riders, may be deemed to present a potential conflict of interest with respect to the interests of Contractowners. In addition, any negative impact to the underlying funds as a result of the risk management strategies may limit contract values, which in turn may limit your ability to achieve step-ups of the benefit base under a Living Benefit Rider. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
Under each option, we have divided the Subaccounts of your contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchased the rider (or when the rider Investment Requirements are enforced, if later). In addition, depending on when you purchased your contract, you may allocate your Contract Value and Purchase Payments in accordance with certain asset allocation models, as noted below. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
The chart below is provided to help you determine which option of Investment Requirements, if any, applies to the Living Benefit Rider you purchased. If you have not elected a Living Benefit Rider, the Investment Requirements will not apply to your contract.
If you elect...	and the date of election is...	you will be subject to Investment Requirements
Lincoln Lifetime IncomeSM Advantage	Between February 19, 2008 and January 19, 2009 On or after January 20, 2009	Option 2 Option 3
Lincoln SmartSecurity® Advantage	Prior to April 10, 2006 April 10, 2006 through January 19, 2009 On or after January 20, 2009	N/A Option 1 Option 3
4LATER® Advantage	April 10, 2006 through January 19, 2009 On or after January 20, 2009	Option 1 Option 3
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If you elect...	and the date of election is...	you will be subject to Investment Requirements
i4LIFE® Advantage Guaranteed Income Benefit (v.1)	Prior to April 10, 2006 On or after April 10, 2006	N/A Option 1
i4LIFE® Advantage Guaranteed Income Benefit (v.2)	April 10, 2006 through January 19, 2009 On or after January 20, 2009	Option 1 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.3)	Between October 6, 2008 and January 19, 2009 On or after January 20, 2009	Option 2 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.4)	On or after November 15, 2010	Option 3
Investment Requirements – Option 1
No more than 35% of your Contract Value (includes Account Value if i4LIFE® Advantage is in effect) can be invested in the following Subaccounts (“Limited Subaccounts”) (Note: not all Subaccounts are available with all contracts):
•	AB VPS Global Thematic Growth Portfolio
•	AB VPS Small/Mid Cap Value Portfolio
•	American Funds Global Growth Fund
•	American Funds Global Small Capitalization Fund
•	American Funds International Fund
•	Delaware VIP® Emerging Markets Series
•	Delaware VIP® High Yield Series
•	Delaware VIP® REIT Series
•	Delaware VIP® Small Cap Value Series
•	Delaware VIP® Smid Cap Growth Series
•	Fidelity® VIP Mid-Cap Portfolio
•	Franklin Income VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Invesco V.I. International Growth Fund
•	Janus Aspen Enterprise Portfolio
•	Janus Aspen Global Research Portfolio
•	JPMorgan Insurance Trust Global Allocation Portfolio
•	LVIP Baron Growth Opportunities Fund
•	LVIP BlackRock Emerging Markets Managed Volatility Fund
•	LVIP Clarion Global Real Estate Fund
•	LVIP Delaware Foundation® Aggressive Allocation Fund
•	LVIP Delaware Special Opportunities Fund
•	LVIP Dimensional International Core Equity Managed Volatility Fund
•	LVIP JPMorgan High Yield Fund
•	LVIP JPMorgan Mid Cap Value Managed Volatility Fund
•	LVIP Ivy Mid Cap Growth Managed Volatility Fund
•	LVIP Managed Risk Profile 2040 Fund
•	LVIP MFS International Growth Fund
•	LVIP Mondrian International Value Fund
•	LVIP Multi-Manager Global Equity Managed Volatility Fund
•	LVIP SSgA Developed International 150 Fund
•	LVIP SSgA Emerging Markets 100 Fund
•	LVIP SSgA International Index Fund
•	LVIP SSgA Small-Cap Index Fund
•	LVIP SSgA Small-Mid Cap 200 Fund
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund
•	LVIP Templeton Growth Managed Volatility Fund
•	LVIP Vanguard International Equity ETF Fund
•	LVIP Wellington Mid-Cap Value Fund
•	MFS® VIT Growth Series
•	MFS® VIT Utilities Series
•	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio
•	Putnam VT Global Health Care Fund
•	Templeton Growth VIP Fund
All other Subaccounts will be referred to as “Non-Limited Subaccounts” except Deutsche Alternative Asset Allocation VIP Portfolio, PIMCO VIT Commodity Real Return® Strategy Portfolio and ClearBridge Variable Mid Cap Core Portfolio which are not available. The Lincoln SSgA Aggressive Index Model, the Lincoln SSgA Structured Aggressive Model and the Franklin Templeton Founding Investment Strategy are also unavailable for investment.
You can select the percentages of Contract Value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total Contract Value. On each quarterly anniversary of the effective date of any of these benefits, if the Contract Value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your Contract Value so that the Contract Value in the Limited Subaccounts is 30%. If you are enrolled in portfolio rebalancing, the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of total Contract Value. If your current portfolio rebalancing does not adhere to this requirement, your portfolio rebalancing program will be terminated.
If rebalancing is required, the Contract Value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the Contract Value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no Contract Value in the Non-Limited Subaccounts at that time, all Contract Value removed from the Limited Subaccounts will be placed in the Delaware VIP® Limited-Term Diversified Income Series Subaccount. We reserve the right to designate a different investment option other than the Delaware VIP® Limited-Term Diversified
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Income Series as the default investment option should there be no Contract Value in the Non-Limited Subaccounts. We will provide you with notice of such change. Confirmation of the rebalancing will appear on your quarterly statement.
We may move Subaccounts on or off the Limited or Non-Limited Subaccount list, exclude Subaccounts and asset allocation models from being available for investment, change the number of Limited Subaccount groups, change the percentages of Contract Value allowed in the Limited or Non-Limited Subaccounts or change the frequency of the Contract Value rebalancing, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value in excess of 35% in the Limited Subaccounts; or
2.	take no action and be subject to the quarterly rebalancing as described above; or
3.	terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements.
Investment Requirements – Option 2
You can select the percentages of Contract Value (includes Account Value if i4LIFE® Advantage is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts in a group must comply with the specified minimum or maximum percentages for that group.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, proportionately, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not contain any Subaccounts that meet the Investment Requirements, then that portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP® Limited-Term Diversified Income Series as the default investment option (or any other Subaccount that we may designate for that purpose). These investments will become your allocation instructions until you tell us otherwise.
We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group or change the investment options that are or are not available to you, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied;
2.	if you take no action, such changes will apply only to additional Purchase Payments or to future transfers of contract value. You will not be required to change allocations to existing Subaccounts, but you will not be allowed to add money, by either an additional Purchase Payment or a contract transfer, in excess of the new percentage applicable to a Subaccount or Subaccount group. This does not apply to Subaccounts added to Investment Requirements on or after June 30, 2009. For Subaccounts added to Investment Requirements on or after June 30, 2009, you may be subject to rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.	terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements.
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At this time, the Subaccount groups are as follows:
Group 1 Investments must be at least 25% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)	Group 2 Investments cannot exceed 75% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)	Group 3 Investments cannot exceed 10% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)
Delaware VIP® Diversified Income Series
Delaware VIP® High Yield Series
Delaware VIP® Limited-Term Diversified Income Series
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSgA Bond Index Fund
Templeton Global Bond VIP Fund	All other Subaccounts except those in Group 3 and as discussed below.	Delaware VIP® REIT Series Deutsche Alternative Asset Allocation VIP Portfolio LVIP BlackRock Emerging Markets Managed Volatility Fund LVIP SSgA Emerging Markets 100 Fund
The PIMCO VIT CommodityRealReturn® Strategy Portfolio and the ClearBridge Variable Mid Cap Core Portfolio are not available. The fixed account is only available for dollar cost averaging.
To satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts on the following list, as applicable to your contract. If you allocate less than 100% of Contract Value to or among these Subaccounts, then these Subaccounts will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. In addition, you can allocate 100% of your Contract Value to the Franklin Templeton Founding Investment Strategy (Franklin Income VIP Fund 34%, LVIP Templeton Growth Managed Volatility Fund 33% and Franklin Mutual Shares VIP Fund 33%).
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® High Yield Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Franklin Income VIP Fund
•	LVIP BlackRock Global Allocation V.I. Managed Volatility Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Managed Risk Profile 2010 Fund
•	LVIP Managed Risk Profile 2020 Fund
•	LVIP Managed Risk Profile 2030 Fund
•	LVIP Managed Risk Profile 2040 Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSgA Bond Index Fund
•	LVIP SSgA Conservative Index Allocation Fund
•	LVIP SSgA Conservative Structured Allocation Fund
•	LVIP SSgA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSgA Moderate Index Allocation Fund
•	LVIP SSgA Moderate Structured Allocation Fund
•	LVIP SSgA Moderately Aggressive Index Allocation Fund
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	Templeton Global Bond VIP Fund
To satisfy these Investment Requirements, Contract Value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the Contract Value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Structured Moderately Aggressive Equity Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model, Lincoln SSgA Moderately Aggressive Index Model and Lincoln SSgA Moderately Aggressive Equity Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Global Moderate Allocation Managed Risk Fund, the LVIP Global Conservative Allocation Managed Risk Fund, the LVIP SSgA Conservative Structured Allocation Fund, the LVIP SSgA Conservative Index Allocation Fund (each a fund of funds) or the Franklin Income VIP Fund or to one of the following models: Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model, Lincoln SSgA Structured Conservative Model, and Lincoln SSgA Structured Moderate Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
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Investment Requirements – Option 3
For all Living Benefit Riders, you can select the percentages of Contract Value (or Account Value if i4LIFE® Advantage Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.
You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, proportionately, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not contain any Subaccounts that meet the Investment Requirements then that portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP® Limited-Term Diversified Income Series as the default investment option or any other Subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.
We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied;
2.	take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.	terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements.
At this time, the Subaccount groups are as follows:
Group 1 Investments must be at least 30% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)	Group 2 Investments cannot exceed 70% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)	Group 3 Investments cannot exceed 10% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSgA Bond Index Fund
All other Subaccounts except those in Group 3 and as described below.	AB VPS Global Thematic Growth Portfolio
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Deutsche Alternative Asset Allocation VIP Portfolio
LVIP BlackRock Emerging Markets Managed Volatility Fund
LVIP Clarion Global Real Estate Fund
LVIP SSgA Emerging Markets 100 Fund
MFS® VIT Utilities Series
The PIMCO VIT CommodityRealReturn® Strategy Portfolio, ClearBridge Variable Mid Cap Core Portfolio and the Franklin Templeton Founding Investment Strategy are not available with these riders. The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall will fall into Group 2 and be subject to Group 2 restrictions.
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
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•	Delaware VIP® Limited-Term Diversified Income Series
•	LVIP BlackRock Global Allocation V.I. Managed Volatility Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Managed Risk Profile 2010 Fund
•	LVIP Managed Risk Profile 2020 Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSgA Bond Index Fund
•	LVIP SSgA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSgA Conservative Index Allocation Fund
•	LVIP SSgA Conservative Structured Allocation Fund
•	LVIP SSgA Moderate Index Allocation Fund
•	LVIP SSgA Moderate Structured Allocation Fund
•	LVIP SSgA Moderately Aggressive Index Allocation Fund
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
To satisfy these Investment Requirements, Contract Value may be allocated in accordance with certain asset allocation models (depending on when you purchased your contract) made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model and Lincoln SSgA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Global Conservative Allocation Managed Risk Fund, the LVIP SSgA Conservative Structured Allocation Fund or the LVIP SSgA Conservative Index Allocation Fund (each a fund of funds), or, if your contract was purchased prior to November 15, 2010, to one of the following models: Lincoln SSgA Conservative Index Model and the Lincoln SSgA Structured Conservative Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Living Benefit Riders
For contracts purchased on or after June 30, 2009, the following optional Living Benefit Riders described in this prospectus are no longer available for election:
•	Lincoln Lifetime IncomeSM Advantage
•	Lincoln Lifetime IncomeSM Advantage Plus
•	Lincoln SmartSecurity® Advantage
•	4LATER® Advantage
•	i4LIFE® Advantage with Guaranteed Income Benefit
For contracts purchased prior to June 30, 2009, Contractowners will have the option to elect i4LIFE® Advantage in the future with the version of the Guaranteed Income Benefit available at the time of the election, if any. We reserve the right to discontinue offering i4LIFE® Advantage with the Guaranteed Income Benefit in the future according to the provisions of your contract. Should we discontinue offering i4LIFE® Advantage with the Guaranteed Income Benefit in the future, you will be notified via a supplement to this prospectus.
i4LIFE® Advantage without the Guaranteed Income Benefit will continue to be available.
Appendix C to this prospectus provides a detailed description of the following Living Benefit Riders: Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage Plus, Lincoln SmartSecurity® Advantage, and 4LATER® Advantage.
Before electing to terminate an existing Living Benefit Rider you should consider that you will no longer be able to repurchase that rider or any other Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit and, for contracts purchased before June 30, 2009, with the Guaranteed Income Benefit, if available). You should consider whether you will be eligible to purchase i4LIFE® Advantage (with or without the Guaranteed Income Benefit) which is currently only available for contracts with Contract Values of at least $50,000 and before an annuity payment option is elected. i4LIFE® Advantage with the Guaranteed Income Benefit must be elected by age 80 (qualified contracts) or age 95 (nonqualified contracts).You should also consider whether the features of i4LIFE® Advantage (with or without the Guaranteed Income Benefit) will be sufficient to meet your future income needs. Contractowners might consider purchasing i4LIFE® Advantage with the Guaranteed Income Benefit if they need an income program that provides periodic variable income payments for life, with a minimum payout floor, the ability to make withdrawals during a defined period of time (Access Period) and a Death Benefit during the Access Period. i4LIFE® Advantage with the Guaranteed Income Benefit uses a different
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annuity factor to calculate payments and Contractowners might consider other annuity payment options if their annuity payments would be higher. Please refer to The Contracts - i4LIFE® Advantage with Guaranteed Income Benefit section of this prospectus for more details. Before deciding to terminate an existing rider you should consult with your registered representative.
The benefits of the optional Living Benefit Riders are separate and distinct from the downside protection strategies that may be employed by the funds offered under this contract. The riders do not guarantee the investment results of the funds.
The Living Benefit Riders provide different methods to take income from your Contract Value or receive lifetime payments and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. Before you elect a rider, or terminate your existing rider to elect a new rider, you should carefully review the terms and conditions of each rider. If you elect a rider at contract issue, then the rider will be effective on the contract’s effective date.
i4LIFE® Advantage
i4LIFE® Advantage (the Variable Annuity Payout Option rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. If your contract was purchased prior to June 30, 2009, you may also purchase i4LIFE® Advantage Guaranteed Income Benefit for an additional charge. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage is an Annuity Payout option that provides you with variable, periodic Regular Income Payments for life subject to certain conditions. These payouts are made during two time periods: an Access Period and a Lifetime Income Period. During the Access Period, you have access to your Account Value, which means you may surrender the contract, make withdrawals, and have a Death Benefit. During the Lifetime Income Period, you no longer have access to your Account Value. You choose the length of the Access Period when you select i4LIFE® Advantage; the Lifetime Income Period begins immediately after the Access Period ends and continues until your death (or the death of a Secondary Life, if later). i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. You may also purchase the Guaranteed Income Benefit which provides a minimum payout floor for your Regular Income Payments. You choose when you want to receive your first Regular Income Payment and the frequency with which you will receive Regular Income Payments. The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving the Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. This option is available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). This option is subject to a charge while the i4LIFE® Advantage is in effect computed daily on the Account Value. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of application or at any time before any other Annuity Payout option under this contract is elected by sending a completed i4LIFE® Advantage election form to our Home Office. When you elect i4LIFE® Advantage, you must choose the Annuitant, Secondary Life, if applicable, and make several choices about your Regular Income Payments. The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.
i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 59½ or older at the time the option is elected. i4LIFE® Advantage Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 for nonqualified contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless a Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.
When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage, unless you elect a less expensive Death Benefit option. If you had previously elected the EEB Death Benefit, you must elect a new Death Benefit. Once i4LIFE® Advantage begins, any prior Death Benefit election will terminate and the i4LIFE® Advantage Death Benefit will be in effect. Existing Contractowners with the Account Value Death Benefit who elect i4LIFE® Advantage must choose the i4LIFE® Advantage Account Value Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began (if premium taxes have been deducted from the Contract Value). See The Contracts – i4LIFE® Advantage Death Benefits.
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Access Period. At the time you elect i4LIFE® Advantage, you also select the Access Period, which begins on the Periodic Income Commencement Date. The Access Period is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). This is called the Lifetime Income Period. During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. Shortening the Access Period will terminate the Guaranteed Income Benefit. See Guaranteed Income Benefit with i4LIFE® Advantage. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.
We will establish the minimum (currently 5 years) and maximum (currently the length of time between your current age and age 115 for nonqualified contracts or to age 100 for qualified contracts) Access Periods at the time you elect i4LIFE® Advantage. Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Home Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE® Advantage without a Guaranteed Income Benefit. Shortening the Access Period will terminate the Guaranteed Income Benefit. See Guaranteed Income Benefit with i4LIFE® Advantage.
Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective (or your initial Purchase Payment and Bonus Credit if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero.
Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE® Advantage, you will have to choose the date you will receive the initial Regular Income Payment. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage. You also select when the Access Period ends and when the Lifetime Income Period begins. You must also select the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the assumed investment return. These choices will influence the amount of your Regular Income Payments.
If you do not choose a payment frequency, the default is a monthly frequency. In most states, you may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the assumed investment return. Return rates of 3%, 4%, 5%, or 6% may be available. The higher the assumed investment return you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. You also choose the length of the Access Period. At this time, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries.
Regular Income Payments are not subject to any applicable surrender charges or Interest Adjustments. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.
The amount of the initial Regular Income Payment is determined on the Periodic Income Commencement Date by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1000 and multiplying the result by an annuity factor. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the Regular Income Payments;
•	the assumed investment return you selected; and
•	the Individual Annuity Mortality table specified in your contract.
The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit of the entire Account Value will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit of the full Account Value was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is
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currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the assumed investment return to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the assumed investment return, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the assumed investment return, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the assumed investment return, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the assumed investment return, the Regular Income Payment will decrease by approximately 3%.
Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage (and any Guaranteed Income Benefit if applicable) will terminate.
Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, assumed investment return and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life (if living);
•	the frequency of the Regular Income Payments;
•	the assumed investment return you selected; and
•	the Individual Annuity Mortality table specified in your contract.
The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.
Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.
During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.
i4LIFE® Advantage Death Benefits
i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is available during the Access Period. This Death Benefit is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected.
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i4LIFE® Advantage Guarantee of Principal Death Benefit. The i4LIFE® Advantage Guarantee of Principal Death Benefit is in effect during the Access Period and will be equal to the greater of:
•	the Account Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
i4LIFE® Advantage Guarantee of Principal Death Benefit	$200,000
Total i4LIFE® Regular Income Payment	$25,000
Additional Withdrawal	$15,000	($15,000/$150,000=10% withdrawal)
Account Value at the time of Additional Withdrawal	$150,000
Death Benefit Value after i4LIFE® Regular Income Payment = $200,000 - $25,000 = $175,000
Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
Reduction in Death Benefit Value for Withdrawal = $175,000 x 10% = $17,500
The Regular Income Payments reduce the Death Benefit by $25,000 and the additional withdrawal causes a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value.
During the Access Period, contracts with the i4LIFE® Advantage Guarantee of Principal Death Benefit may elect to change to the i4LIFE® Advantage Account Value Death Benefit. We will effect the change in Death Benefit on the Valuation Date we receive a completed election form at our Home Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage Guarantee of Principal Death Benefit.
i4LIFE® Advantage EGMDB. The i4LIFE® Advantage EGMDB is only available during the Access Period. This benefit is the greatest of:
•	the Account Value as of the Valuation Date on which we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the Death Benefit by the dollar amount of the payment or in the same proportion that Regular Income Payments reduce the Account Value, depending on the terms of your contract; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election; or
•	the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by Purchase Payments and Bonus Credits and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. Regular Income Payments and withdrawals are deducted in the same proportion that Regular Income Payments and withdrawals reduce the Contract Value or Account Value.
If your contract has the ABESM Enhancement Amount (if elected at the time of application) (see discussion under Accumulated Benefit Enhancement) specified in your contract benefit data pages as applicable on the date of death, this Enhancement Amount will be added to the sum of the Purchase Payments, but will be reduced by the Regular Income Payments and withdrawals on either a dollar for dollar basis or in the same proportion that the Regular Income Payment or withdrawal reduced the Contract Value or Account Value, depending on the terms of your contract.
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When determining the highest anniversary value, if you elected the EGMDB (or more expensive Death Benefit option) in the base contract and this Death Benefit was in effect when you purchased i4LIFE® Advantage, we will look at the Contract Value before i4LIFE® Advantage and the Account Value after the i4LIFE® Advantage election to determine the highest anniversary value.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
Contracts with the i4LIFE® Advantage EGMDB may elect to change to the i4LIFE® Advantage Account Value Death Benefit. We will effect the change in Death Benefit on the Valuation Date we receive a completed election form at our Home Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage EGMDB.
General Death Benefit Provisions. For all Death Benefit options, following the Access Period, there is no Death Benefit. The Death Benefits also terminate when the Account Value equals zero, because the Access Period terminates.
If there is a change in the Contractowner, joint owner or Annuitant during the life of the contract, for any reason other than death, the only Death Benefit payable for the new person will be the i4LIFE® Advantage Account Value Death Benefit. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.
If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time.
If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Accumulated Benefit Enhancement (ABESM) (Nonqualified contracts only). This benefit is no longer available to contract purchasers after November 1, 2005. We provide to eligible Contractowners of nonqualified i4LIFE® Advantage contracts only an ABESM Enhancement Amount, if requested at the time of application, at no additional charge. You are eligible to receive the ABESM Enhancement Amount if:
•	you are purchasing i4LIFE® Advantage with the EGMDB Death Benefit;
•	you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with us to purchase the contract. Prior contracts with loans or collateral assignments are not eligible for this benefit;
•	the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender (amounts above $2 million will require our approval);
•	all Contractowners, joint owners and Annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit; or
•	the Contractowners, joint owners and Annuitants of this contract must have been owner(s) or Annuitants of the prior contract(s).
Upon the death of any Contractowner, joint owner or Annuitant, the ABESM Enhancement Amount will be payable in accordance with the terms of the i4LIFE® Advantage EGMDB Death Benefit. However, if the death occurs in the first Contract Year, only 75% of the Enhancement Amount is available.
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The ABESM Enhancement Amount is equal to the excess of the prior contract’s documented Death Benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract’s Death Benefit equal to the lesser of:
•	140% of the prior contract’s cash value; or
•	the prior contract’s cash value plus $400,000.
In addition, if the actual cash surrender value we receive is less than 95% of the documented cash value from the prior insurance company, the prior contract’s Death Benefit will be reduced proportionately according to the reduction in cash value amounts.
For the ABESM Enhancement Amount to be effective, documentation of the Death Benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company’s periodic customer statement, a statement on the prior company’s letterhead, or a printout from the prior company’s website. This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.
If more than one annuity contract is exchanged to a contract with us, the ABESM Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABESM Enhancement Amount.
Upon the death of any Contractowner or joint owner who was not a Contractowner on the effective date of the i4LIFE® Advantage EGMDB Death Benefit, the ABESM Enhancement Amount will be equal to zero (unless the change occurred because of the death of a Contractowner or joint owner). If any Contractowner or joint owner is changed due to a death and the new Contractowner or joint owner is age 76 or older when added to the contract, then the ABESM Enhancement Amount for this new Contractowner or joint owner will be equal to zero.
The ABESM Enhancement Amount will terminate on the Valuation Date the i4LIFE® Advantage EGMDB Death Benefit option of the contract is changed or terminated.
It is important to realize that even with the ABESM Enhancement Amount, your Death Benefit will in many cases be less than the Death Benefit from your prior company. This is always true in the first year, when only 75% of the ABESM Enhancement Amount is available.
Guaranteed Income Benefit with i4LIFE® Advantage
A Guaranteed Income Benefit (version 4) is available for purchase when you elect i4LIFE® Advantage which ensures that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. See Charges and Other Deductions for a discussion of the Guaranteed Income Benefit charges.
For contracts purchased on or after June 30, 2009, i4LIFE® Advantage with Guaranteed Income Benefit is not available for election. For contracts purchased prior to June 30, 2009, Contractowners will have the option to elect i4LIFE® Advantage with the then current version of the Guaranteed Income Benefit at any time in the future as long as the Guaranteed Income Benefit is available. We reserve the right to discontinue offering i4LIFE® Advantage with the Guaranteed Income Benefit in the future according to the provisions of your contract. Should we discontinue offering i4LIFE® Advantage with the Guaranteed Income Benefit in the future, you will be notified via a supplement to this prospectus.
As discussed below, certain features of the Guaranteed Income Benefit may be impacted if you purchased Lincoln SmartSecurity® Advantage or Lincoln Lifetime IncomeSM Advantage (withdrawal benefit riders) prior to electing i4LIFE® Advantage Guaranteed Income Benefit (Annuity Payout rider). Refer to the 4LATER® Advantage section of Appendix C for a discussion of the 4LATER® Guaranteed Income Benefit.
Additional Purchase Payments cannot be made to a contract with the Guaranteed Income Benefit. You are also limited in how much you can invest in certain Subaccounts. See the Contracts – Investment Requirements. The version of the Guaranteed Income Benefit, the date that you purchased it, and/or whether you previously owned a Living Benefit Rider will determine which Investment Requirement option applies to you.
There is no guarantee that the i4LIFE® Advantage Guaranteed Income Benefit will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit Riders. However, a Contractowner with the Lincoln Lifetime IncomeSM Advantage who decides to terminate Lincoln Lifetime IncomeSM Advantage to purchase i4LIFE® Advantage will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the prior rider.
i4LIFE® Advantage Guaranteed Income Benefit, if available, is elected when you elect i4LIFE® Advantage or during the Access Period, if still available for election, subject to terms and conditions at that time. You may choose not to purchase the i4LIFE® Advantage Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form at the time that you purchase i4LIFE® Advantage. If you intend to use the Guaranteed Amount from either the Lincoln SmartSecurity® Advantage or the Lincoln Lifetime IncomeSM Advantage riders to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.
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The i4LIFE® Advantage Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. See i4LIFE® Advantage – General i4LIFE® Provisions for an example.
There are four versions of the Guaranteed Income Benefit. Guaranteed Income Benefit (version 1) is no longer available for election. Guaranteed Income Benefit (version 2) may only be elected if you own a version of Lincoln Lifetime IncomeSM Advantage that guarantees you the right to elect that version. You may elect Guaranteed Income Benefit (version 3) if you own a version of Lincoln Lifetime IncomeSM Advantage that guarantees you the right to elect that version. Guaranteed Income Benefit (version 4) is the only version of the Guaranteed Income Benefit currently available for election unless you are guaranteed the right to elect a prior version pursuant to the terms of your Living Benefit Rider. Please refer to your Living Benefit Rider regarding the availability of prior versions of Guaranteed Income Benefit.
Guaranteed Income Benefit (version 4). For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base or Guaranteed Amount as applicable), based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected. The specified percentages and the corresponding age-bands for calculating the initial Guaranteed Income Benefit are outlined in the applicable table below for riders elected on or after May 20, 2013. Lincoln SmartSecurity® Advantage purchasers use the date of the i4LIFE® Advantage Guaranteed Income Benefit election to determine the table applicable to their contracts.
Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for:
i4LIFE® Advantage Guaranteed Income Benefit elections on or after May 20, 2013.
Single Life Option		Joint Life Option
Age	Percentage of Account Value, Income Base or Guaranteed Amount*	Age (younger of you and your spouse’s age)	Percentage of Account Value, Income Base or Guaranteed Amount*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.50%
55 – under 59½	3.00%	55 – under 59½	3.00%
59½ - 64	3.50%	59½ – 69	3.50%
65 – 69	4.00%	70 – 74	4.00%
70 – 74	4.50%	75+	4.50%
75+	5.00%
*	Purchasers of Lincoln SmartSecurity® Advantage (regardless of rider effective date) may use any remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit. Contractowners who elected Lincoln SmartSecurity® Advantage will receive the currently available version of the Guaranteed Income Benefit.
Note that Guaranteed Income Benefit percentages for riders purchased prior to May 20, 2013, can be found in an Appendix to this prospectus.

If the amount of your i4LIFE® Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment.) (Regular Income Payments also reduce the Account Value.) This payment will be made from the variable Subaccounts proportionately, according to your investment allocations.
If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
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i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.
The Guaranteed Income Benefit (version 4) will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the Valuation Date of the first periodic income payment of each calendar year. The first step-up is the Valuation Date of the first periodic income payment in the next calendar year following the Periodic Income Commencement Date.
The following example illustrates how the initial Guaranteed Income Benefit (version 4) is calculated for a 60-year old Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 3.5% for a 60-year old (single life) per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for Elections table above. The example also assumes that the Account Value has increased due to positive investment returns resulting in a higher recalculated Regular Income Payment. See The Contracts – i4LIFE® Advantage-Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.
8/1/2014 Amount of initial Regular Income Payment	$4,801
8/1/2014 Account Value at election of Guaranteed Income Benefit (version 4)	$100,000
8/1/2014 Initial Guaranteed Income Benefit (3.5% times $100,000 Account Value)	$4,000
8/1/2015 Recalculated Regular Income Payment	$6,000
8/1/2015 Guaranteed Income Benefit after step-up (75% of $6,000)	$4,500
The Contractowner’s Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment.
At the time of a step-up of the Guaranteed Income Benefit the i4LIFE® Advantage Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 2.00%. This means that your charge may change every year. If we automatically administer a new step-up for you and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the date of the step-up. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. Step-ups will continue after a request to reverse a step-up. i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.
The next section describes any differences in how the Guaranteed Income Benefit works for Guaranteed Income Benefit (version 3), Guaranteed Income Benefit (version 2) and Guaranteed Income Benefit (version 1). All other features of the Guaranteed Income Benefit not discussed below are the same as in Guaranteed Income Benefit (version 4).
Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) was available for purchase on or after October 6, 2008 to December 31, 2010 (unless version 3 is available for election at any time per the terms of your Living Benefit Rider) on contracts purchased prior to June 30, 2009. For Guaranteed Income Benefit (version 3) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.
The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every Periodic Income Commencement Date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
At the time of a reset of the step-up period the i4LIFE® Advantage Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may change, once every five years. If we administer a new step-up period for you at your election and if your percentage charge is increased, you may ask us to reverse the step-up by giving us
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notice within 30 days after the Periodic Income Commencement Date anniversary. If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. After a request to reverse a step-up you will have no more step-ups unless you notify us that you wish to restart a new step-up period. i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.
Guaranteed Income Benefit (version 2). Guaranteed Income Benefit (version 2) was available for election prior to October 6, 2008 (unless version 2 is available for election at any time per the terms of a Living Benefit Rider). For Guaranteed Income Benefit (version 2) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.
The Guaranteed Income Benefit will automatically step-up every three years on the Periodic Income Commencement Date anniversary to 75% of the current Regular Income Payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
At the time of a reset of the 15-year step-up period the i4LIFE® Advantage Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may change, once every 15 years. If we administer a new step-up period for you at your election and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the Periodic Income Commencement Date anniversary. If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. After a request to reverse a step-up you will have no more step-ups unless you notify us that you wish to restart a new step-up period. i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.
Guaranteed Income Benefit (version 1). If you have Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for election.
The next section describes certain guarantees in Living Benefit Riders relating to the election of the Guaranteed Income Benefit.
Lincoln SmartSecurity® Advantage. Contractowners who purchased the Lincoln SmartSecurity® Advantage prior to June 30, 2009 are guaranteed that they may use the remaining Guaranteed Amount (if greater than the Account Value) at the time the initial Guaranteed Income Benefit is determined, to calculate the Guaranteed Income Benefit. The initial Guaranteed Income Benefit will be equal to the applicable percentage based on either the Contractowner’s age (single life) or the youngest age of either the Contractowner or Secondary Life (if applicable), at the time the Guaranteed Income Benefit is elected, multiplied by the remaining Guaranteed Amount. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for elections on or after May 20, 2013 table above. In other words, the initial Guaranteed Income Benefit will equal the applicable percentage based on the Contractowner’s age multiplied by the remaining Guaranteed Amount (if greater than the Account Value).
The following is an example of how the Guaranteed Amount from Lincoln SmartSecurity® Advantage may be used to calculate the i4LIFE® Advantage with Guaranteed Income Benefit (version 4). The example assumes that on the date that i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected the Contractowner is 70 years of age and has made no withdrawals from the contract. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 4.5% for a 70-year old (single life) per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for elections table above. The example assumes an annual payment mode has been elected.
Account Value (equals Contract Value on date i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected)	$100,000
Guaranteed Amount/Income Base on date i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected	$140,000
Amount of initial Regular Income Payment	$5,411	per year
Initial Guaranteed Income Benefit (4.5% x $140,000 Guaranteed Amount/Income Base which is greater than $100,000 Account Value)	$6,300
Lincoln Lifetime IncomeSM Advantage. Contractowners who purchased Lincoln Lifetime IncomeSM Advantage prior to June 30, 2009 are guaranteed that they may use the remaining Guaranteed Amount (if greater than the Account Value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit (version 2 or version 3 only). The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the Contract Value at the time the initial i4LIFE® Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial Regular Income Payment times the
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remaining Guaranteed Amount divided by the Contract Value, if the Guaranteed Amount is greater than the Contract Value. See Appendix C - Lincoln Lifetime IncomeSM – i4LIFE® Advantage Option for an example of calculation of the Guaranteed Income Benefit using the purchased Lincoln Lifetime IncomeSM Advantage Guaranteed Amount.
Contractowners who purchased Lincoln Lifetime IncomeSM Advantage prior to June 30, 2009 may also choose to terminate Lincoln Lifetime IncomeSM Advantage to purchase the version of the Guaranteed Income Benefit that is then currently available; however, only the Account Value and not the Guaranteed Amount will be used to establish the Guaranteed Income Benefit. For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be equal to the applicable percentage, which is based on the age of either the Contractowner (single life option) or the youngest age of either the Contractowner or Secondary Life (joint life option) at the time the Guaranteed Income Benefit is elected, multiplied by the Account Value. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above.
Impacts to i4LIFE® Advantage Regular Income Payments. When you select the i4LIFE® Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:
•	A 4% assumed investment return (AIR) will be used to calculate the Regular Income Payments.
•	The minimum Access Period required for Guaranteed Income Benefit (version 4) is the longer of 20 years (15 years for versions 2 and 3) or the difference between your age (nearest birthday) and age 100 (age 90 for version 4 prior to May 21, 2012; age 85 for versions 2 and 3). We may change this Access Period requirement prior to election of the Guaranteed Income Benefit.
•	The maximum Access Period available for this benefit is to age 115 for nonqualified contracts; to age 100 for qualified contracts.
If you have elected i4LIFE® Advantage Guarantee of Principal Death Benefit and the i4LIFE® Advantage Guaranteed Income Benefit on or after October 6, 2008, the minimum Access Period required for this benefit is the longer of 20 years or the difference between your age (nearest birthday) and age 90.
If you choose to lengthen your Access Period (which must be increased by a minimum of 5 years), your Regular Income Payment will be reduced. For versions 1, 2 and 3 of Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE® Advantage Guaranteed Income Benefit in proportion to the reduction in the Regular Income Payment. This reduction of the i4LIFE® Advantage Guaranteed Income Benefit does not apply to Guaranteed Income Benefit (version 4). If you choose to shorten your Access Period, the i4LIFE® Advantage with Guaranteed Income Benefit will terminate. Refer to the Example in Appendix C - 4LATER® Guaranteed Income Benefit.
The i4LIFE® Advantage Guaranteed Income Benefit will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency; or
•	upon written notice to us; or
•	assignment of the contract; or
•	failure to comply with Investment Requirements.
A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE® Advantage and the Guaranteed Income Benefit in effect for at least 3 years. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage Regular Income Payments will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.
Availability. The Guaranteed Income Benefit is available with qualified (IRAs and Roth IRAs) and nonqualified annuity contracts. The Contractowner must be under age 96 for nonqualified contracts and under age 81 for qualified contracts at the time this rider is elected.
Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be recalculated. The Guaranteed Income Benefit is reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The Interest Adjustment may apply.
The following example demonstrates the impact of a withdrawal on the Regular Income Payments and the Guaranteed Income Benefit payments:
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i4LIFE® Regular Income Payment before Withdrawal	$1,200
Guaranteed Income Benefit before Withdrawal	$900
Account Value at time of Additional Withdrawal	$150,000
Additional Withdrawal	$15,000	(a 10% withdrawal)
Reduction in Guaranteed Income Benefit for Withdrawal = $900 x 10% = $90
Guaranteed Income Benefit after Withdrawal = $900 - $90 = $810
Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The Interest Adjustment may apply.
Termination. For IRA annuity contracts, you may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice and your contract will return to the accumulation phase. Your i4LIFE® Advantage Death Benefit will terminate and you may choose the Guarantee of Principal (if you had the i4LIFE® Advantage Guarantee of Principal Death Benefit) or Account Value Death Benefit options. Upon termination, we will stop assessing the charge for i4LIFE® Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with the new Death Benefit option. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
For nonqualified contracts, you may not terminate i4LIFE® Advantage once you have elected it.
Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, Contractowners with Lincoln SmartSecurity® Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payout Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Maximum Annual Withdrawal Amount Annuity Payout Option.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.
You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
Annuity Options
The annuity options outlined below do not apply to Contractowners who have elected i4LIFE® Advantage, the Maximum Annual Withdrawal Amount Annuity Payout Option or the Guaranteed Amount Annuity Payout Option.
Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.
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Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
•	the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
•	the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.
The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Home Office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Home Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.
General Information
Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Home Office. You must give us at least 30 days’ notice before the date on which you want payouts to begin. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant’s death (or surviving Annuitant’s death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:
•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.
Variable Annuity Payouts
Variable Annuity Payouts will be determined using:
•	The Contract Value on the Annuity Commencement Date, less any surrender charges on Purchase Payments made within twelve months of annuitization and applicable premium taxes;
•	The annuity tables contained in the contract;
•	The annuity option selected; and
•	The investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1.	Determine the dollar amount of the first periodic payout; then
2.	Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and
3.	Calculate the value of the Annuity Units each period thereafter.
Annuity Payouts assume an investment return of 3%, 4%, 5%, or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your registered representative. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The
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higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.
Fixed Side of the Contract
Purchase Payments , Bonus Credits and Persistency Credits allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the Guaranteed Period is subject to the Interest Adjustment (see Interest Adjustment and Charges and Other Deductions). This may reduce your value upon surrender, withdrawal or transfer, but will not reduce the amount below the value it would have had if 1.50% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed account. Refer to Transfers before the Annuity Commencement Date and Transfers after the Annuity Commencement Date for additional transfer restrictions from the fixed account.
ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.
Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. Please contact your registered representative for further information.
Guaranteed Periods
The fixed account is divided into separate Guaranteed Periods, which credit guaranteed interest.
You may allocate Purchase Payments to one or more Guaranteed Periods of 1 to 10 years. We may add Guaranteed Periods or discontinue accepting Purchase Payments into one or more Guaranteed Periods at any time. The minimum amount of any Purchase Payment that can be allocated to a Guaranteed Period is $2,000. Each Purchase Payment and its corresponding Bonus Credit allocated to the fixed account will start its own Guaranteed Period and will earn a guaranteed interest rate. The duration of the Guaranteed Period affects the guaranteed interest rate of the fixed account. A Guaranteed Period ends on the date after the number of calendar years in the Guaranteed Period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the Guaranteed Period. Amounts surrendered, transferred or withdrawn prior to the end of the Guaranteed Period will be subject to the Interest Adjustment. Each Guaranteed Period Purchase Payment and its corresponding Bonus Credit will be treated separately for purposes of determining any applicable Interest Adjustment. You may transfer amounts from the fixed account to the variable Subaccount(s) subject to the following restrictions:
•	fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer amounts from the fixed account to the variable Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Any amount withdrawn from the fixed account may be subject to any applicable surrender charges, account fees and premium taxes.
We will notify the Contractowner in writing at least 30 days prior to the expiration date for any Guaranteed Period amount. A new Guaranteed Period of the same duration as the previous Guaranteed Period will begin automatically at the end of the previous Guaranteed Period, unless we receive, prior to the end of a Guaranteed Period, a written election by the Contractowner. The written election may request the transfer of the Guaranteed Period amount to a different fixed account or to a variable Subaccount from among those
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being offered by us. Transfers of any Guaranteed Period amount which become effective upon the date of expiration of the applicable Guaranteed Period are not subject to the limitation of twelve transfers per Contract Year or the additional fixed account transfer restrictions.
Interest Adjustment
Any surrender, withdrawal or transfer of a Guaranteed Period amount before the end of the Guaranteed Period (other than dollar cost averaging, cross-reinvestment, Maximum Annual Withdrawals under Lincoln SmartSecurity® Advantage or Regular Income Payments under i4LIFE® Advantage) will be subject to the Interest Adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the Guaranteed Period will not be subject to the Interest Adjustment. The Interest Adjustment will be applied to the amount being surrendered, withdrawn or transferred. The Interest Adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. Any transfer, withdrawal, or surrender of Contract Value from a fixed account will be increased or decreased by an Interest Adjustment, unless the transfer, withdrawal or surrender is effective:
•	during the free look period (See Return Privilege).
•	on the expiration date of a Guaranteed Period.
•	as a result of the death of the Contractowner or Annuitant.
•	subsequent to the diagnosis of a terminal illness of the Contractowner. Diagnosis of the terminal illness must be after the effective date of the contract and result in a life expectancy of less than one year, as determined by a qualified professional medical practitioner. For contracts with Bonus Credits, Purchase Payments must be invested for at least twelve months before this waiver will apply.
•	subsequent to the admittance of the Contractowner into an accredited nursing home or equivalent health care facility. Admittance into such facility must be after the effective date of the contract and continue for 90 consecutive days prior to the surrender or withdrawal. For contracts with Bonus Credits, Purchase Payments must be invested for at least twelve months before this waiver will apply.
•	subsequent to the permanent and total disability of the Contractowner if such disability begins after the effective date of the contract and prior to the 65th birthday of the Contractowner. For contracts with Bonus Credits, Purchase Payments must be invested for at least twelve months before this waiver will apply.
•	upon annuitization of the contract.
These provisions may not be applicable to your contract or available in your state. Please check with your registered representative regarding the availability of these provisions.
In general, the Interest Adjustment reflects the relationship between the yield rate in effect at the time a Purchase Payment is allocated to a Guaranteed Period under the contract and the yield rate in effect at the time of the Purchase Payment’s surrender, withdrawal or transfer. It also reflects the time remaining in the Guaranteed Period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the Purchase Payment was allocated, then the application of the Interest Adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the Purchase Payment, then the application of the Interest Adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.
The Interest Adjustment is calculated by multiplying the transaction amount by:
(1+A)[n]	–1
(1+B +K)[n]
where:
A = yield rate for a U.S. Treasury security with time to maturity equal to the Guaranteed Period, determined at the beginning of the Guaranteed Period.
B = yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the Guaranteed Period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.
K = a 0.25% adjustment (unless otherwise limited by applicable state law). This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.25% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no Interest Adjustment.
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n = the number of years remaining in the Guaranteed Period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)
Straight-Line interpolation is used for periods to maturity not quoted.
See the SAI for examples of the application of the Interest Adjustment.
Small Contract Surrenders
We may surrender your contract, in accordance with the laws of your state if:
•	your Contract Value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
•	no Purchase Payments have been received for two (2) full, consecutive Contract Years; and
•	the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month (these requirements may differ in some states).
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders.
Delay of Payments
Contract proceeds from the VAA will be paid within seven days, except:
•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect Contractowners.
If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market Subaccount until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.
Reinvestment Privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, (including previously credited Bonus Credits), and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.
This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home Office. You may utilize the reinvestment privilege only once. No bonus credits will apply when a reinvestment purchase occurs. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.
Amendment of Contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state’s insurance department (if required).
Contractowner Questions
The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the material features of the contract. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-888-868-2583.
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Distribution of the Contracts
Lincoln Financial Distributors, Inc. (“LFD”) serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively “LFN”), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us (“Selling Firms”). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer “non-cash compensation”, as defined under FINRA’s rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.
Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 7.00% of Purchase Payments. LFN may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 7.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.
Lincoln Life also pays for the operating and other expenses of LFN, including the following sales expenses: registered representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its registered representatives a portion of the commissions received for their sales of contracts. LFN registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN registered representatives and/or their managers qualify for such benefits. LFN registered representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.
Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 7.00% of Purchase Payments. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 7.00% of annuitized value and/or ongoing annual compensation of up to 1.15% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.
LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to registered representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their registered representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.
Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.
These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2014 is contained in the SAI.
Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of
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the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Contractowners or the VAA. All compensation is paid from our resources, which include fees and charges imposed on your contract.
Federal Tax Matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code (“Code”), Treasury Regulations and applicable IRS guidance to your individual situation.
Nonqualified Annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.
Tax Deferral On Earnings
Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
•	An individual must own the contract (or the Code must treat the contract as owned by an individual).
•	The investments of the VAA must be “adequately diversified” in accordance with Treasury regulations.
•	Your right to choose particular investments for a contract must be limited.
•	The Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.
Contracts Not Owned By An Individual
If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the Purchase Payments for the contract. Examples of contracts where the owner pays current tax on the contract’s earnings, Bonus Credits and Persistency Credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
•	Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
•	Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
•	Contracts acquired by an estate of a decedent;
•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.
Investments In The VAA Must Be Diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered “adequately diversified.”
Restrictions
The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, Bonus Credits, Persistency Credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it
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may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.
Loss Of Interest Deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner’s spouse at the time first covered by the contract.
Age At Which Annuity Payouts Begin
The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract’s Purchase Payments , Bonus Credits, Persistency Credits and earnings. As long as annuity payments begin or are scheduled to begin on a date on which the Annuitant’s remaining life expectancy is enough to allow for a sufficient Annuity Payout period, the contract should be treated as an annuity. If the annuity contract is not treated as an annuity, you would be currently taxed on the excess of the Contract Value over the Purchase Payments of the contract.
Tax Treatment Of Payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.
Taxation Of Withdrawals And Surrenders
You will pay tax on withdrawals to the extent your Contract Value exceeds your Purchase Payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your Purchase Payments. In certain circumstances, your Purchase Payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has a Living Benefit Rider, and if the guaranteed amount under that rider immediately before a withdrawal exceeds your Contract Value, the Code may require that you include those additional amounts in your income. Please consult your tax adviser.
Taxation Of Annuity Payouts, Including Regular Income Payments
The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your Purchase Payments in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the Purchase Payment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant’s death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.
Taxation Of Death Benefits
We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.
Death prior to the Annuity Commencement Date:
•	If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
•	If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.
Death after the Annuity Commencement Date:
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the Purchase Payments not yet distributed from the contract. All Annuity Payouts in excess of the Purchase Payments not previously received are includible in income.
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•	If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.
Penalty Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts
The Code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the Code),
•	you receive from an immediate annuity,
•	a Beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's “unearned income”, or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. The tax is effective for tax years after December 31, 2012. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code “D” in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Special Rules If You Own More Than One Annuity Contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the penalty tax described previously.
Loans and Assignments
Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.
Gifting A Contract
If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract’s value, you will pay tax on your Contract Value to the extent it exceeds your Purchase Payments not previously received. The new owner’s Purchase Payments in the contract would then be increased to reflect the amount included in income.
Charges for Additional Benefits
Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.
Special Considerations for Same-Sex Spouses
The U.S. Supreme Court recently held same-sex spouses who have been married under state law will now be treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Qualified Retirement Plans
We have designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called “qualified contracts.” We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax adviser.
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Types of Qualified Contracts and Terms of Contracts
Qualified retirement plans may include the following:
•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan (“SEP”)
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. Our individual variable annuity products are no longer available for purchase under a 403(b) plan, and we do not accept additional premiums or transfers to existing 403(b) contracts. We require confirmation from your 403(b) plan sponsor that surrenders, loans or transfers you request comply with applicable tax requirements and decline requests that are not in compliance. We will defer processing payments you request until all information required under the Code has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, your contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other providers.
We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code’s requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan’s terms and conditions, regardless of the contract’s terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.
Tax Treatment of Qualified Contracts
The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
•	Federal tax rules limit the amount of Purchase Payments that can be made, and the tax deduction or exclusion that may be allowed for the Purchase Payments. These limits vary depending on the type of qualified retirement plan and the participant’s specific circumstances (e.g., the participant’s compensation).
•	Minimum annual distributions are required under some qualified retirement plans once you reach age 70½ or retire, if later as described below.
•	Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.
Tax Treatment of Payments
The Federal income tax rules generally include distributions from a qualified contract in the participant’s income as ordinary income. These taxable distributions will include Purchase Payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for Purchase Payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.
Required Minimum Distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70½ or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70½. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.
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Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of Purchase Payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.
Federal Penalty Tax on Early Distributions from Qualified Retirement Plans
The Code may impose a 10% penalty tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% penalty tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
•	Distribution received on or after the Annuitant reaches 59½
•	Distribution received on or after the Annuitant’s death or because of the Annuitant’s disability (as defined in the Code)
•	Distribution received as a series of substantially equal periodic payments based on the Annuitant’s life (or life expectancy), or
•	Distribution received as reimbursement for certain amounts paid for medical care.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income”, or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is a qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. The tax is effective for tax years after December 31, 2012. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Transfers and Direct Rollovers
As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.
Death Benefit and IRAs
Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.
Federal Income Tax Withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require
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that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Our Tax Status
Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the Law
The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
Additional Information
Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.
Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instruction which we receive, it is important that each Contractowner provide their voting instructions to us. Even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, subject to fair representation requirements, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied proportionately to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account – Fund Shares.
Return Privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the Home Office at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes plus mortality and expense risk charges and administrative charges proportionately attributable to the Bonus Credits, less any Bonus Credits paid into the contract by us. In addition, if the Contract Value on the date of cancellation is less than the sum of Purchase Payments minus withdrawals, we will also return both the investment loss and fund management fees, each in an amount that is proportionately attributable to the Bonus Credits. No surrender charges or Interest Adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value, excluding the Bonus Credits during the free-look period.
For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return the greater of the Purchase Payment(s) or Contract
76

Value as of the Valuation Date we receive the cancellation request, plus any premium taxes that had been deducted. IRA purchasers will also receive the greater of Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.
State Regulation
As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and Reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation.
A written confirmation of each transaction will be mailed to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
•	deduction of any account fee or rider charges;
•	crediting of persistency credits, if applicable;
•	any rebalancing event under Asset Allocation Models, Investment Requirements or the portfolio rebalancing service; and
•	any transfer or withdrawal under any applicable additional service: dollar cost averaging, AWS, or the cross-reinvestment service.
Cyber Security
Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Other Information
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.
Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is possible that an adverse outcome in certain matters could be material to the Company's operating
77

results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.
78

Contents of the Statement of Additional Information (SAI)
for Lincoln Life Variable Annuity Account N
Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
About the S&P 500 Index
Unclaimed Property
Additional Services
Other Information
Financial Statements
For a free copy of the SAI complete the form below:
Statement of Additional Information Request Card
Lincoln ChoicePlus AssuranceSM (Bonus)
Lincoln Life Variable Annuity Account N

Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N Lincoln ChoicePlus AssuranceSM (Bonus).
(Please Print)
Name:

Address:

City

State

Zip

Mail to The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348.
79

(This page intentionally left blank)
80

Appendix A—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for contracts purchased before June 5, 2005 for funds in the periods ended December 31. It should be read along with the VAA’s financial statement and notes which are included in the SAI.
	with EBB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
ABVPSF Global Thematic Growth
2005	9.620	9.793	69	4.029	4.110	58	13.454	13.737	49
2006	9.793	10.424	74	4.110	4.384	57	13.737	14.667	47
2007	10.424	12.276	78	4.384	5.173	137	14.667	17.323	57
2008	12.276	6.334	73	5.173	2.674	89	17.323	8.965	32
2009	6.334	9.526	23	2.674	4.030	83	8.965	13.524	37
2010	9.526	11.095	23	4.030	4.704	77	13.524	15.799	24
2011	11.095	8.346	21	4.704	3.545	76	15.799	11.920	19
2012	8.346	9.283	19	3.545	3.951	51	11.920	13.297	19
2013	9.283	11.207	19	3.951	4.780	43	13.297	16.103	12
2014	11.207	11.537	19	4.780	4.930	12	16.103	16.625	10
ABVPSF Growth and Income(1)
2004	10.253	11.200	57	10.256	11.226	480	12.018	13.167	614
2005	11.200	11.506	55	11.226	11.556	616	13.167	13.568	796
2006	11.506	13.220	52	11.556	13.304	530	13.568	15.636	757
2007	13.220	13.615	46	13.304	13.729	479	15.636	16.152	620
2008	13.615	7.930	30	13.729	8.013	423	16.152	9.436	527
2009	7.930	9.374	17	8.013	9.490	316	9.436	11.187	471
2010	9.374	10.385	13	9.490	10.535	265	11.187	12.431	397
2011	10.385	10.819	13	10.535	10.997	232	12.431	12.990	315
2012	10.819	12.458	13	10.997	12.689	179	12.990	15.003	255
2013	12.458	14.553	12	12.689	14.833	162	15.003	17.545	230
ABVPSF International Value(2)
2006	N/A	N/A	N/A	9.595	11.846	31	9.314	11.854	53
2007	12.196	12.269	3	11.846	12.309	85	11.854	12.327	198
2008	12.269	5.629	1*	12.309	5.659	84	12.327	5.673	104
2009	5.629	7.429	1*	5.659	7.482	44	5.673	7.508	73
2010	7.429	7.610	1*	7.482	7.680	43	7.508	7.715	46
2011	7.610	6.021	1*	7.680	6.089	42	7.715	6.122	42
2012	N/A	N/A	N/A	6.089	6.843	32	6.122	6.887	30
2013	N/A	N/A	N/A	6.843	7.532	29	6.887	7.583	29
ABVPSF Large Cap Growth
2005	10.462	11.801	2	5.502	6.218	69	12.272	13.884	70
2006	11.801	11.516	2	6.218	6.080	22	13.884	13.589	53
2007	11.516	12.851	1*	6.080	6.798	20	13.589	15.210	30
2008	12.851	7.596	1*	6.798	4.026	19	15.210	9.017	21
2009	7.596	10.228	1*	4.026	5.432	22	9.017	12.179	15
2010	10.228	11.033	1*	5.432	5.872	22	12.179	13.177	12
2011	11.033	10.482	1*	5.872	5.590	21	13.177	12.556	11
2012	10.482	11.955	1*	5.590	6.389	20	12.556	14.381	10
2013	11.955	16.085	1*	6.389	8.615	21	14.381	19.408	7
2014	16.085	17.985	1*	8.615	9.651	17	19.408	21.765	6
ABVPSF Small/Mid Cap Value
2005	17.664	18.500	38	17.781	18.660	102	15.402	16.179	199
2006	18.500	20.750	36	18.660	20.971	102	16.179	18.202	188
2007	20.750	20.692	35	20.971	20.954	88	18.202	18.205	111
2008	20.692	13.058	33	20.954	13.250	65	18.205	11.523	130
2009	13.058	18.295	14	13.250	18.602	67	11.523	16.193	124
2010	18.295	22.747	13	18.602	23.174	56	16.193	20.194	113
2011	22.747	20.415	13	23.174	20.840	59	20.194	18.178	110
2012	20.415	23.754	12	20.840	24.297	41	18.178	21.215	70
2013	23.754	32.111	11	24.297	32.910	34	21.215	28.765	68
2014	32.111	34.359	11	32.910	35.285	18	28.765	30.871	53

	with EBB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
American Century VP Inflation Protection(3)
2004	9.948	10.395	21	10.000	10.407	341	10.012	10.414	248
2005	10.395	10.368	30	10.407	10.402	572	10.414	10.419	701
2006	10.368	10.344	22	10.402	10.398	549	10.419	10.425	681
2007	10.344	11.125	20	10.398	11.206	480	10.425	11.246	520
2008	11.125	10.752	22	11.206	10.851	468	11.246	10.901	527
2009	10.752	11.641	16	10.851	11.772	439	10.901	11.839	519
2010	11.641	12.016	12	11.772	12.176	397	11.839	12.257	499
2011	12.016	13.188	13	12.176	13.390	340	12.257	13.493	452
2012	13.188	13.910	12	13.390	14.151	306	13.493	14.274	428
2013	13.910	13.601	12	14.151	13.847	230	14.274	13.972	411
American Funds Global Growth
2005	11.256	12.611	3	11.269	12.652	105	11.276	12.672	89
2006	12.611	14.916	6	12.652	14.994	72	12.672	15.033	118
2007	14.916	16.826	5	14.994	16.947	82	15.033	17.008	113
2008	16.826	10.181	5	16.947	10.275	85	17.008	10.323	149
2009	10.181	14.230	4	10.275	14.390	75	10.323	14.471	146
2010	14.230	15.618	4	14.390	15.825	63	14.471	15.930	128
2011	15.618	13.976	1*	15.825	14.190	56	15.930	14.298	94
2012	13.976	16.824	1*	14.190	17.116	45	14.298	17.264	86
2013	16.824	21.345	1*	17.116	21.759	47	17.264	21.969	87
2014	21.345	21.450	1*	21.759	21.909	34	21.969	22.143	60
American Funds Global Small Capitalization
2005	15.836	19.496	47	10.186	12.566	336	16.837	20.791	241
2006	19.496	23.755	49	12.566	15.341	328	20.791	25.408	244
2007	23.755	28.330	47	15.341	18.333	341	25.408	30.394	225
2008	28.330	12.932	45	18.333	8.385	262	30.394	13.916	204
2009	12.932	20.487	22	8.385	13.311	238	13.916	22.112	157
2010	20.487	24.632	22	13.311	16.036	216	22.112	26.665	113
2011	24.632	19.561	21	16.036	12.760	202	26.665	21.239	87
2012	19.561	22.704	19	12.760	14.840	162	21.239	24.726	63
2013	22.704	28.605	18	14.840	18.734	119	24.726	31.247	53
2014	28.605	28.692	17	18.734	18.828	66	31.247	31.435	45
American Funds Growth
2005	11.911	13.593	186	7.933	9.071	2,736	13.655	15.630	2,495
2006	13.593	14.715	169	9.071	9.839	2,609	15.630	16.971	2,430
2007	14.715	16.237	191	9.839	10.878	2,263	16.971	18.782	2,053
2008	16.237	8.935	132	10.878	5.998	1,990	18.782	10.367	1,788
2009	8.935	12.234	72	5.998	8.229	1,723	10.367	14.237	1,459
2010	12.234	14.260	61	8.229	9.612	1,423	14.237	16.646	1,156
2011	14.260	13.407	56	9.612	9.055	1,260	16.646	15.696	967
2012	13.407	15.524	41	9.055	10.505	1,042	15.696	18.229	797
2013	15.524	19.837	37	10.505	13.451	772	18.229	23.364	642
2014	19.837	21.140	32	13.451	14.363	595	23.364	24.974	517
American Funds Growth-Income
2005	11.905	12.375	365	11.975	12.472	1,832	13.370	13.939	2,766
2006	12.375	14.002	425	12.472	14.140	1,688	13.939	15.819	2,634
2007	14.002	14.446	293	14.140	14.617	1,445	15.819	16.370	2,321
2008	14.446	8.818	219	14.617	8.940	1,270	16.370	10.022	1,924
2009	8.818	11.366	151	8.940	11.547	1,022	10.022	12.958	1,603
2010	11.366	12.439	136	11.547	12.663	878	12.958	14.223	1,363
2011	12.439	11.993	93	12.663	12.233	790	14.223	13.755	1,201
2012	11.993	13.839	44	12.233	14.144	657	13.755	15.919	960
2013	13.839	18.145	39	14.144	18.583	508	15.919	20.936	803
2014	18.145	19.717	36	18.583	20.233	399	20.936	22.818	685

	with EBB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
American Funds International
2005	13.265	15.830	51	8.098	9.683	993	15.519	18.576	965
2006	15.830	18.498	54	9.683	11.338	973	18.576	21.772	945
2007	18.498	21.806	38	11.338	13.392	831	21.772	25.742	845
2008	21.806	12.395	27	13.392	7.628	710	25.742	14.676	731
2009	12.395	17.418	22	7.628	10.740	634	14.676	20.685	531
2010	17.418	18.344	19	10.740	11.334	571	20.685	21.852	423
2011	18.344	15.501	18	11.334	9.596	520	21.852	18.520	369
2012	15.501	17.951	14	9.596	11.135	434	18.520	21.511	309
2013	17.951	21.445	12	11.135	13.329	308	21.511	25.776	239
2014	21.445	20.503	8	13.329	12.770	245	25.776	24.718	195
BlackRock Global Allocation V.I.
2009	11.293	11.558	1*	10.086	11.573	64	10.118	11.580	83
2010	11.558	12.460	1*	11.573	12.501	106	11.580	12.521	111
2011	12.460	11.792	1*	12.501	11.854	130	12.521	11.886	131
2012	11.792	12.736	1*	11.854	12.829	144	11.886	12.876	131
2013	N/A	N/A	N/A	12.829	14.446	143	12.876	14.512	117
2014	N/A	N/A	N/A	14.446	14.491	124	14.512	14.573	75
ClearBridge Variable Mid Cap Core
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP Diversified Income
2005	10.862	10.605	15	10.875	10.639	536	10.881	10.656	741
2006	10.605	11.204	6	10.639	11.263	561	10.656	11.292	780
2007	11.204	11.820	1*	11.263	11.906	519	11.292	11.949	749
2008	11.820	11.041	1*	11.906	11.143	505	11.949	11.194	821
2009	11.041	13.735	6	11.143	13.889	628	11.194	13.967	877
2010	13.735	14.551	5	13.889	14.744	497	13.967	14.842	803
2011	14.551	15.171	6	14.744	15.403	424	14.842	15.521	648
2012	15.171	15.925	2	15.403	16.201	386	15.521	16.341	611
2013	15.925	15.418	1*	16.201	15.717	257	16.341	15.869	405
2014	15.418	15.898	1*	15.717	16.238	213	15.869	16.411	295
Delaware VIP Emerging Markets
2005	23.491	29.327	29	19.378	24.241	107	13.576	17.000	229
2006	29.327	36.526	5	24.241	30.253	122	17.000	21.237	209
2007	36.526	49.690	5	30.253	41.238	120	21.237	28.977	188
2008	49.690	23.579	3	41.238	19.608	101	28.977	13.792	165
2009	23.579	41.147	3	19.608	34.285	98	13.792	24.140	114
2010	41.147	47.773	2	34.285	39.886	86	24.140	28.111	118
2011	47.773	37.535	2	39.886	31.401	76	28.111	22.154	78
2012	37.535	42.096	1*	31.401	35.287	67	22.154	24.920	57
2013	42.096	45.421	1*	35.287	38.150	52	24.920	26.969	56
2014	45.421	40.924	1*	38.150	34.442	34	26.969	24.372	47
Delaware VIP High Yield
2005	14.045	14.256	29	11.980	12.184	404	12.443	12.668	804
2006	14.256	15.708	26	12.184	13.453	349	12.668	14.001	730
2007	15.708	15.821	21	13.453	13.576	316	14.001	14.144	623
2008	15.821	11.743	14	13.576	10.097	317	14.144	10.530	695
2009	11.743	17.145	13	10.097	14.771	334	10.530	15.419	645
2010	17.145	19.350	11	14.771	16.705	247	15.419	17.455	597
2011	19.350	19.448	10	16.705	16.823	142	17.455	17.596	308
2012	19.448	22.416	7	16.823	19.429	122	17.596	20.342	252
2013	22.416	23.993	5	19.429	20.837	100	20.342	21.838	200
2014	23.993	23.438	5	20.837	20.396	86	21.838	21.398	147

	with EBB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Delaware VIP Limited-Term Diversified Income
2005	N/A	N/A	N/A	10.000	9.973	5	9.856	9.930	82
2006	N/A	N/A	N/A	9.973	10.240	2	9.930	10.206	31
2007	N/A	N/A	N/A	10.240	10.504	33	10.206	10.479	32
2008	10.366	10.147	4	10.504	10.270	71	10.479	10.256	57
2009	10.147	11.220	49	10.270	11.379	137	10.256	11.375	191
2010	11.220	11.494	53	11.379	11.680	94	11.375	11.687	200
2011	11.494	11.577	64	11.680	11.788	65	11.687	11.808	223
2012	11.577	11.658	97	11.788	11.894	95	11.808	11.925	199
2013	11.658	11.298	86	11.894	11.550	105	11.925	11.592	64
2014	11.298	11.256	43	11.550	11.530	55	11.592	11.584	32
Delaware VIP REIT
2005	17.994	18.885	33	19.913	20.941	349	15.751	16.581	682
2006	18.885	24.544	34	20.941	27.270	315	16.581	21.613	637
2007	24.544	20.688	30	27.270	23.032	233	21.613	18.273	422
2008	20.688	13.149	24	23.032	14.668	180	18.273	11.649	345
2009	13.149	15.915	21	14.668	17.790	149	11.649	14.142	279
2010	15.915	19.791	19	17.790	22.166	137	14.142	17.639	251
2011	19.791	21.502	19	22.166	24.131	121	17.639	19.221	216
2012	21.502	24.626	14	24.131	27.692	99	19.221	22.080	193
2013	24.626	24.652	12	27.692	27.776	78	22.080	22.169	159
2014	24.652	31.263	11	27.776	35.296	54	22.169	28.199	129
Delaware VIP Small Cap Value
2005	16.831	18.043	92	19.955	21.435	293	15.716	16.899	579
2006	18.043	20.537	56	21.435	24.445	274	16.899	19.292	538
2007	20.537	18.791	50	24.445	22.412	223	19.292	17.705	439
2008	18.791	12.906	50	22.412	15.424	195	17.705	12.197	313
2009	12.906	16.677	32	15.424	19.970	140	12.197	15.808	258
2010	16.677	21.607	31	19.970	25.926	117	15.808	20.542	200
2011	21.607	20.884	30	25.926	25.109	104	20.542	19.915	155
2012	20.884	23.308	25	25.109	28.079	85	19.915	22.293	125
2013	23.308	30.486	23	28.079	36.800	69	22.293	29.246	97
2014	30.486	31.624	22	36.800	38.251	42	29.246	30.429	79
Delaware VIP Smid Cap Growth(4)
2005	12.998	13.483	75	7.450	7.744	499	13.886	14.447	488
2006	13.483	14.214	76	7.744	8.180	446	14.447	15.276	457
2007	14.214	15.420	72	8.180	8.892	316	15.276	16.623	347
2008	15.420	8.048	65	8.892	4.650	238	16.623	8.701	271
2009	8.048	12.202	26	4.650	7.065	229	8.701	13.233	218
2010	14.487	16.382	24	8.401	9.503	246	15.747	17.819	162
2011	16.382	17.360	24	9.503	10.091	210	17.819	18.940	133
2012	17.360	18.877	22	10.091	10.995	189	18.940	20.657	124
2013	18.877	26.138	19	10.995	15.254	118	20.657	28.687	91
2014	26.138	26.409	18	15.254	15.443	89	28.687	29.072	65
Delaware VIP U.S. Growth
2005	9.911	11.137	26	9.978	11.235	243	11.640	13.119	326
2006	11.137	11.163	24	11.235	11.284	187	13.119	13.190	298
2007	11.163	12.321	16	11.284	12.479	170	13.190	14.601	255
2008	12.321	6.915	10	12.479	7.017	136	14.601	8.219	198
2009	6.915	9.708	8	7.017	9.872	139	8.219	11.574	173
2010	9.708	10.826	4	9.872	11.031	116	11.574	12.946	140
2011	10.826	11.430	3	11.031	11.670	98	12.946	13.710	100
2012	11.430	13.018	3	11.670	13.317	68	13.710	15.660	78
2013	13.018	17.189	3	13.317	17.620	52	15.660	20.741	55
2014	17.189	18.991	1*	17.620	19.506	42	20.741	22.983	44

	with EBB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Delaware VIP Value
2005	11.646	12.101	14	12.358	12.866	253	13.601	14.175	215
2006	12.101	14.713	11	12.866	15.675	246	14.175	17.286	269
2007	14.713	14.018	7	15.675	14.964	260	17.286	16.519	250
2008	14.018	9.146	5	14.964	9.783	218	16.519	10.810	182
2009	9.146	10.568	5	9.783	11.327	256	10.810	12.529	135
2010	10.568	11.971	4	11.327	12.855	169	12.529	14.234	124
2011	11.971	12.846	4	12.855	13.823	154	14.234	15.320	102
2012	12.846	14.438	4	13.823	15.567	129	15.320	17.271	97
2013	14.438	18.913	4	15.567	20.433	119	17.271	22.692	108
2014	18.913	21.121	4	20.433	22.864	96	22.692	25.417	67
Deutsche Alternative Asset Allocation VIP
2009	N/A	N/A	N/A	N/A	N/A	N/A	10.895	11.493	4
2010	N/A	N/A	N/A	11.491	12.683	3	11.493	12.698	20
2011	N/A	N/A	N/A	12.683	12.093	4	12.698	12.119	22
2012	N/A	N/A	N/A	12.093	13.015	3	12.119	13.056	17
2013	N/A	N/A	N/A	13.015	12.905	2	13.056	12.958	50
2014	N/A	N/A	N/A	12.905	13.111	6	12.958	13.178	9
Deutsche Equity 500 Index VIP(1)
2004	12.018	13.021	19	12.033	13.064	114	12.040	13.085	241
2005	13.021	13.354	8	13.064	13.424	141	13.085	13.459	281
2006	13.354	15.115	9	13.424	15.225	128	13.459	15.280	210
2007	15.115	15.593	9	15.225	15.737	123	15.280	15.810	178
2008	15.593	9.596	9	15.737	9.704	105	15.810	9.759	143
2009	9.596	11.878	10	9.704	12.036	97	9.759	12.116	114
2010	11.878	13.360	10	12.036	13.565	89	12.116	13.669	109
2011	13.360	13.318	10	13.565	13.550	78	13.669	13.667	95
2012	13.318	15.097	8	13.550	15.391	77	13.667	15.539	93
2013	15.097	17.637	8	15.391	17.993	50	15.539	18.174	87
Deutsche Small Cap Index VIP(5)
2004	13.514	15.593	33	13.531	15.643	53	13.539	15.669	173
2005	15.593	15.926	56	15.643	16.010	53	15.669	16.052	153
2006	15.926	18.331	55	16.010	18.464	37	16.052	18.531	138
2007	18.331	17.615	55	18.464	17.779	38	18.531	17.861	123
2008	17.615	11.362	52	17.779	11.490	35	17.861	11.555	102
2009	11.362	14.090	22	11.490	14.278	17	11.555	14.373	61
2010	14.090	17.452	22	14.278	17.721	12	14.373	17.856	53
2011	17.452	16.356	22	17.721	16.641	10	17.856	16.785	28
2012	16.356	18.615	21	16.641	18.977	10	16.785	19.161	23
2013	18.615	21.769	21	18.977	22.209	12	19.161	22.432	22
Fidelity VIP Contrafund
2005	13.826	15.841	58	13.915	15.975	500	13.909	15.985	765
2006	15.841	17.337	35	15.975	17.519	522	15.985	17.547	749
2007	17.337	19.974	28	17.519	20.224	457	17.547	20.277	677
2008	19.974	11.242	19	20.224	11.406	432	20.277	11.447	591
2009	11.242	14.958	19	11.406	15.206	393	11.447	15.276	554
2010	14.958	17.178	17	15.206	17.498	356	15.276	17.596	448
2011	17.178	16.402	18	17.498	16.741	320	17.596	16.851	346
2012	16.402	18.710	8	16.741	19.134	281	16.851	19.280	279
2013	18.710	24.064	5	19.134	24.659	199	19.280	24.872	233
2014	24.064	26.389	5	24.659	27.096	158	24.872	27.357	177
Fidelity VIP Equity-Income(1)
2004	10.689	11.678	17	10.570	11.571	167	12.403	13.591	333
2005	11.678	12.108	31	11.571	12.022	300	13.591	14.135	476
2006	12.108	14.263	30	12.022	14.188	312	14.135	16.699	404
2007	14.263	14.186	29	14.188	14.141	288	16.699	16.660	382
2008	14.186	7.968	18	14.141	7.958	245	16.660	9.385	281
2009	7.968	10.164	1*	7.958	10.172	163	9.385	12.009	245
2010	10.164	11.472	1*	10.172	11.504	148	12.009	13.595	205
2011	11.472	11.341	1*	11.504	11.396	122	13.595	13.480	183
2012	11.341	13.039	1*	11.396	13.128	102	13.480	15.544	162
2013	13.039	15.231	1*	13.128	15.347	95	15.544	18.178	143

	with EBB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Fidelity VIP Growth
2005	9.648	9.997	14	6.137	6.372	355	12.488	12.979	214
2006	9.997	10.464	14	6.372	6.683	385	12.979	13.626	188
2007	10.464	13.017	16	6.683	8.330	321	13.626	17.002	174
2008	13.017	6.736	13	8.330	4.320	293	17.002	8.825	142
2009	6.736	8.467	2	4.320	5.440	176	8.825	11.125	118
2010	8.467	10.300	2	5.440	6.631	165	11.125	13.574	97
2011	10.300	10.113	1*	6.631	6.524	160	13.574	13.368	87
2012	10.113	11.363	1*	6.524	7.345	117	13.368	15.065	80
2013	11.363	15.178	1*	7.345	9.831	109	15.065	20.184	63
2014	15.178	16.549	1*	9.831	10.740	84	20.184	22.073	56
Fidelity VIP Mid Cap
2005	10.095	11.554	13	10.000	11.568	54	10.097	11.574	58
2006	11.554	12.756	9	11.568	12.796	199	11.574	12.816	148
2007	12.756	14.450	9	12.796	14.524	228	12.816	14.562	201
2008	14.450	8.571	13	14.524	8.632	196	14.562	8.663	200
2009	8.571	11.764	14	8.632	11.872	173	8.663	11.927	195
2010	11.764	14.856	12	11.872	15.022	151	11.927	15.106	143
2011	14.856	13.007	10	15.022	13.179	131	15.106	13.266	87
2012	13.007	14.636	10	13.179	14.859	103	13.266	14.972	68
2013	14.636	19.531	9	14.859	19.869	93	14.972	20.040	56
2014	19.531	20.340	6	19.869	20.733	46	20.040	20.932	35
Fidelity VIP Overseas(6)
2004	11.960	13.311	34	7.355	8.202	422	14.193	15.844	318
2005	13.311	15.529	33	8.202	9.588	629	15.844	18.539	462
2006	15.529	17.962	31	9.588	11.113	595	18.539	21.509	413
2007	17.962	20.650	29	11.113	12.801	507	21.509	24.802	329
2008	20.650	11.366	21	12.801	7.060	429	24.802	13.692	267
2009	11.366	14.090	7	7.060	8.770	304	13.692	17.025	238
2010	14.090	15.614	6	8.770	9.738	254	17.025	18.923	189
2011	15.614	12.676	5	9.738	7.921	234	18.923	15.409	164
2012	12.676	14.987	4	7.921	9.384	190	15.409	18.273	141
2013	14.987	16.716	4	9.384	10.474	172	18.273	20.403	132
Franklin Income VIP
2006	N/A	N/A	N/A	10.097	11.225	121	9.997	11.232	81
2007	11.927	11.425	32	11.225	11.462	226	11.232	11.481	184
2008	11.425	7.894	24	11.462	7.935	234	11.481	7.956	155
2009	7.894	10.512	9	7.935	10.589	330	7.956	10.627	415
2010	10.512	11.634	5	10.589	11.741	218	10.627	11.795	114
2011	11.634	11.698	4	11.741	11.830	128	11.795	11.897	126
2012	11.698	12.943	4	11.830	13.116	112	11.897	13.203	104
2013	12.943	14.485	2	13.116	14.707	86	13.203	14.819	117
2014	N/A	N/A	N/A	14.707	15.142	73	14.819	15.273	65
Franklin Mutual Shares VIP
2006	10.144	11.256	1*	9.843	11.270	105	9.843	11.277	95
2007	11.256	11.440	3	11.270	11.477	97	11.277	11.495	108
2008	11.440	7.066	7	11.477	7.104	107	11.495	7.122	158
2009	7.066	8.748	6	7.104	8.812	84	7.122	8.843	112
2010	8.748	9.554	6	8.812	9.643	83	8.843	9.687	116
2011	9.554	9.286	5	9.643	9.391	66	9.687	9.443	74
2012	9.286	10.419	5	9.391	10.558	51	9.443	10.627	62
2013	10.419	13.126	4	10.558	13.327	31	10.627	13.428	32
2014	13.126	13.810	1*	13.327	14.050	23	13.428	14.170	25

	with EBB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
FTVIPT Franklin Small-Mid Cap Growth Securities(5)
2004	11.607	12.708	5	6.359	6.977	169	12.955	14.227	103
2005	12.708	13.079	5	6.977	7.195	241	14.227	14.686	164
2006	13.079	13.962	6	7.195	7.696	196	14.686	15.725	157
2007	13.962	15.255	5	7.696	8.425	189	15.725	17.232	132
2008	15.255	8.616	2	8.425	4.768	159	17.232	9.761	122
2009	8.616	12.149	2	4.768	6.737	140	9.761	13.806	100
2010	12.149	15.229	2	6.737	8.461	148	13.806	17.358	122
2011	15.229	14.234	2	8.461	7.925	89	17.358	16.273	72
2012	14.234	15.498	2	7.925	8.645	77	16.273	17.771	62
2013	15.498	18.049	1*	8.645	10.076	75	17.771	20.720	44
Invesco V.I. American Franchise
2006	11.506	11.315	52	N/A	N/A	N/A	14.607	14.394	10
2007	11.315	12.417	52	N/A	N/A	N/A	14.394	15.844	5
2008	12.417	6.997	53	N/A	N/A	N/A	15.844	8.955	5
2009	6.997	8.296	27	N/A	N/A	N/A	8.955	10.649	8
2010	8.296	9.387	27	N/A	N/A	N/A	10.649	12.085	12
2011	9.387	8.471	27	N/A	N/A	N/A	12.085	10.939	4
2012	9.714	9.339	27	N/A	N/A	N/A	12.556	12.096	4
2013	9.339	12.822	26	N/A	N/A	N/A	12.096	16.658	1*
2014	12.822	13.622	26	N/A	N/A	N/A	16.658	17.750	1*
Invesco V.I. Core Equity
2006	10.651	11.469	1*	10.750	11.591	3	13.312	14.364	2
2007	11.469	12.152	1*	11.591	12.306	3	14.364	15.265	2
2008	12.152	8.316	1*	12.306	8.438	9	15.265	10.478	6
2009	8.316	10.453	1*	8.438	10.628	3	10.478	13.210	9
2010	10.453	11.216	1*	10.628	11.427	3	13.210	14.217	12
2011	11.216	10.984	1*	11.427	11.212	3	14.217	13.964	6
2012	N/A	N/A	N/A	11.212	12.536	3	13.964	15.629	6
2013	N/A	N/A	N/A	12.536	15.907	3	15.629	19.851	2
2014	N/A	N/A	N/A	15.907	16.883	3	19.851	21.090	4
Invesco V.I. International Growth
2005	N/A	N/A	N/A	13.535	15.678	25	15.209	17.635	19
2006	N/A	N/A	N/A	15.678	19.731	24	17.635	22.216	21
2007	N/A	N/A	N/A	19.731	22.223	11	22.216	25.048	10
2008	N/A	N/A	N/A	22.223	13.002	9	25.048	14.670	9
2009	16.772	16.986	1*	13.002	17.263	1*	14.670	19.497	8
2010	16.986	18.787	1*	17.263	19.132	1*	19.497	21.628	7
2011	18.787	17.161	1*	19.132	17.511	1*	21.628	19.816	6
2012	17.161	19.427	1*	17.511	19.862	1*	19.816	22.499	5
2013	19.427	22.652	1*	19.862	23.206	1*	22.499	26.313	5
2014	22.652	22.268	1*	23.206	22.858	1*	26.313	25.944	5
Janus Aspen Global Research
2005	10.470	10.855	1*	10.539	10.949	8	12.576	13.078	7
2006	N/A	N/A	N/A	10.949	12.708	7	13.078	15.195	7
2007	N/A	N/A	N/A	12.708	13.677	6	15.195	16.370	7
2008	N/A	N/A	N/A	13.677	7.429	4	16.370	8.900	6
2009	N/A	N/A	N/A	7.429	10.046	1*	8.900	12.047	6
2010	N/A	N/A	N/A	10.046	11.420	1*	12.047	13.710	5
2011	N/A	N/A	N/A	11.420	9.667	1*	13.710	11.616	1*
2012	N/A	N/A	N/A	9.667	11.403	1*	11.616	13.716	1*
2013	N/A	N/A	N/A	11.403	14.373	1*	13.716	17.305	1*
2014	N/A	N/A	N/A	14.373	15.160	1*	17.305	18.268	1*

	with EBB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Janus Aspen Series Balanced
2005	N/A	N/A	N/A	11.680	12.375	43	11.575	12.276	87
2006	N/A	N/A	N/A	12.375	13.447	46	12.276	13.353	108
2007	13.647	14.417	2	13.447	14.595	41	13.353	14.507	112
2008	14.417	11.886	1*	14.595	12.057	39	14.507	11.996	123
2009	11.886	14.660	1*	12.057	14.901	27	11.996	14.840	109
2010	14.660	15.568	1*	14.901	15.855	22	14.840	15.807	79
2011	N/A	N/A	N/A	15.855	15.815	13	15.807	15.782	80
2012	N/A	N/A	N/A	15.815	17.646	12	15.782	17.627	68
2013	N/A	N/A	N/A	17.646	20.805	10	17.627	20.803	67
2014	N/A	N/A	N/A	20.805	22.161	8	20.803	22.182	47
Janus Aspen Series Enterprise
2005	12.580	13.842	44	12.662	13.960	16	14.723	16.248	69
2006	13.842	15.404	47	13.960	15.566	15	16.248	18.136	62
2007	15.404	18.418	46	15.566	18.650	20	18.136	21.750	59
2008	18.418	10.156	39	18.650	10.304	19	21.750	12.029	31
2009	10.156	14.408	13	10.304	14.647	9	12.029	17.116	26
2010	14.408	17.762	13	14.647	18.094	9	17.116	21.165	18
2011	17.762	17.157	13	18.094	17.512	7	21.165	20.505	16
2012	17.157	19.713	13	17.512	20.162	5	20.505	23.631	10
2013	19.713	25.565	13	20.162	26.199	3	23.631	30.738	7
2014	25.565	28.183	13	26.199	28.940	3	30.738	33.987	6
LVIP American Century VP Mid Cap Value RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	11.058	11.208	3
LVIP American Preservation
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Baron Growth Opportunities(7)
2006	N/A	N/A	N/A	10.014	10.619	1*	9.402	10.626	2
2007	11.110	10.774	1*	10.619	10.808	34	10.626	10.826	10
2008	10.774	6.440	5	10.808	6.474	42	10.826	6.491	84
2009	6.440	8.749	6	6.474	8.813	57	6.491	8.845	94
2010	8.749	10.861	5	8.813	10.961	29	8.845	11.012	62
2011	10.861	11.096	4	10.961	11.221	35	11.012	11.285	46
2012	11.096	12.886	3	11.221	13.058	35	11.285	13.145	27
2013	12.886	17.727	3	13.058	17.999	38	13.145	18.137	36
2014	17.727	18.256	1*	17.999	18.573	18	18.137	18.734	17
LVIP BlackRock Emerging Markets RPM
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.078	9.921	1*	11.134	9.934	1*
2014	N/A	N/A	N/A	9.921	9.262	1*	N/A	N/A	N/A
LVIP BlackRock Equity Dividend RPM
2005	N/A	N/A	N/A	10.265	10.475	2	10.114	10.481	1*
2006	N/A	N/A	N/A	10.475	11.442	3	10.481	11.460	5
2007	N/A	N/A	N/A	11.442	11.721	1*	11.460	11.751	5
2008	N/A	N/A	N/A	11.721	7.096	1*	11.751	7.122	4
2009	N/A	N/A	N/A	7.096	8.589	1*	7.122	8.629	4
2010	N/A	N/A	N/A	8.589	9.944	1*	8.629	10.000	2
2011	N/A	N/A	N/A	9.944	9.511	1*	10.000	9.574	2
2012	N/A	N/A	N/A	9.511	10.922	1*	9.574	11.005	2
2013	N/A	N/A	N/A	10.922	12.675	1*	11.005	12.784	2
2014	N/A	N/A	N/A	12.675	12.876	1*	12.784	13.000	3
LVIP BlackRock Global Allocation V.I. RPM
2013	N/A	N/A	N/A	N/A	N/A	N/A	9.921	10.414	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.414	10.203	1*
LVIP BlackRock Inflation Protected Bond
2010	N/A	N/A	N/A	10.151	10.099	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.099	11.119	33	10.105	11.137	30
2012	N/A	N/A	N/A	11.119	11.626	24	11.137	11.657	47
2013	11.565	10.385	12	11.626	10.461	252	11.657	10.499	453
2014	10.385	10.494	8	10.461	10.592	216	10.499	10.641	334

	with EBB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP Capital Growth
2007	N/A	N/A	N/A	9.771	10.704	2	9.772	10.711	1*
2008	N/A	N/A	N/A	10.704	6.138	2	10.711	6.148	2
2009	N/A	N/A	N/A	6.138	8.126	2	6.148	8.147	2
2010	N/A	N/A	N/A	8.126	9.490	2	8.147	9.524	1*
2011	N/A	N/A	N/A	9.490	8.476	4	9.524	8.515	1*
2012	N/A	N/A	N/A	8.476	9.907	4	8.515	9.963	1*
2013	N/A	N/A	N/A	9.907	13.227	2	9.963	13.315	1*
2014	N/A	N/A	N/A	13.227	14.462	1*	13.315	14.572	1*
LVIP Clarion Global Real Estate
2007	9.411	8.211	3	10.086	8.221	38	9.558	8.226	62
2008	8.211	4.663	1*	8.221	4.678	80	8.226	4.686	75
2009	4.663	6.297	1*	4.678	6.330	113	4.686	6.346	82
2010	6.297	7.277	1*	6.330	7.329	85	6.346	7.356	91
2011	7.277	6.510	1*	7.329	6.571	90	7.356	6.601	83
2012	6.510	7.954	1*	6.571	8.044	71	6.601	8.089	46
2013	7.954	8.049	1*	8.044	8.157	54	8.089	8.211	46
2014	8.049	8.981	1*	8.157	9.119	28	8.211	9.189	31
LVIP ClearBridge Variable Appreciation RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Columbia Small-Mid Cap Growth RPM
2007	N/A	N/A	N/A	9.906	10.839	10	9.906	10.846	8
2008	N/A	N/A	N/A	10.839	5.394	2	10.846	5.403	24
2009	N/A	N/A	N/A	5.394	7.859	1*	5.403	7.879	32
2010	N/A	N/A	N/A	7.859	9.818	28	7.879	9.853	94
2011	9.747	8.823	4	9.818	8.905	10	9.853	8.946	7
2012	8.823	9.204	1*	8.905	9.308	7	8.946	9.361	2
2013	9.204	11.257	1*	9.308	11.407	3	9.361	11.483	4
2014	11.257	10.222	1*	11.407	10.379	3	11.483	10.458	3
LVIP Delaware Bond
2005	10.322	10.380	208	10.356	10.434	2,094	10.372	10.462	3,636
2006	10.380	10.648	193	10.434	10.726	1,978	10.462	10.765	3,371
2007	10.648	10.999	155	10.726	11.101	1,729	10.765	11.153	3,080
2008	10.999	10.451	129	11.101	10.569	1,384	11.153	10.628	2,411
2009	10.451	12.161	84	10.569	12.323	1,091	10.628	12.405	2,058
2010	12.161	12.914	59	12.323	13.112	950	12.405	13.213	1,863
2011	12.914	13.604	45	13.112	13.841	777	13.213	13.961	1,505
2012	13.604	14.195	35	13.841	14.471	645	13.961	14.610	1,223
2013	14.195	13.573	32	14.471	13.864	490	14.610	14.012	1,012
2014	13.573	14.078	30	13.864	14.409	381	14.012	14.577	808
LVIP Delaware Diversified Floating Rate
2010	N/A	N/A	N/A	10.038	10.040	4	10.048	10.046	4
2011	N/A	N/A	N/A	10.040	9.833	7	10.046	9.849	21
2012	10.004	10.007	5	9.833	10.060	39	9.849	10.086	26
2013	10.007	9.878	4	10.060	9.950	45	10.086	9.986	114
2014	9.878	9.737	4	9.950	9.828	37	9.986	9.873	54
LVIP Delaware Foundation Aggressive Allocation(8)
2005	12.607	13.191	2	12.648	13.260	23	12.667	13.293	37
2006	13.191	14.798	2	13.260	14.905	24	13.293	14.958	46
2007	14.798	15.423	2	14.905	15.566	24	14.958	15.636	55
2008	15.423	10.090	2	15.566	10.204	23	15.636	10.260	58
2009	10.090	13.047	2	10.204	13.221	22	10.260	13.307	42
2010	13.047	14.378	2	13.221	14.599	15	13.307	14.709	37
2011	14.378	13.801	2	14.599	14.041	13	14.709	14.161	34
2012	13.801	15.319	2	14.041	15.616	8	14.161	15.766	33
2013	15.319	18.045	2	15.616	18.432	7	15.766	18.628	27
2014	18.045	18.446	2	18.432	18.879	4	18.628	19.098	18

	with EBB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP Delaware Growth and Income
2005	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2006	N/A	N/A	N/A	10.740	11.435	15	10.637	11.453	12
2007	N/A	N/A	N/A	11.435	11.913	16	11.453	11.943	25
2008	N/A	N/A	N/A	11.913	7.504	16	11.943	7.530	15
2009	N/A	N/A	N/A	7.504	9.174	68	7.530	9.216	13
2010	N/A	N/A	N/A	9.174	10.161	48	9.216	10.218	12
2011	N/A	N/A	N/A	10.161	10.084	42	10.218	10.150	10
2012	N/A	N/A	N/A	10.084	11.404	22	10.150	11.491	8
2013	N/A	N/A	N/A	11.404	14.904	17	11.491	15.032	11
2014	N/A	N/A	N/A	14.904	16.542	16	15.032	16.701	11
LVIP Delaware Social Awareness
2005	13.524	14.844	45	13.568	14.922	466	13.590	14.961	603
2006	14.844	16.332	41	14.922	16.451	411	14.961	16.510	556
2007	16.332	16.475	38	16.451	16.628	370	16.510	16.705	475
2008	16.475	10.576	29	16.628	10.696	287	16.705	10.756	357
2009	10.576	13.456	16	10.696	13.636	209	10.756	13.726	301
2010	13.456	14.694	12	13.636	14.919	168	13.726	15.034	241
2011	14.694	14.473	10	14.919	14.725	146	15.034	14.852	199
2012	14.473	16.330	10	14.725	16.648	115	14.852	16.809	167
2013	16.330	21.687	10	16.648	22.153	92	16.809	22.389	128
2014	21.687	24.452	8	22.153	25.027	74	22.389	25.319	100
LVIP Delaware Special Opportunities
2007	N/A	N/A	N/A	9.945	9.142	16	9.879	9.148	6
2008	7.430	5.663	1*	9.142	5.681	40	9.148	5.690	10
2009	N/A	N/A	N/A	5.681	7.268	29	5.690	7.287	13
2010	N/A	N/A	N/A	7.268	9.311	32	7.287	9.345	26
2011	9.244	8.577	2	9.311	8.656	30	9.345	8.696	18
2012	8.577	9.648	2	8.656	9.757	36	8.696	9.812	9
2013	9.648	12.633	1*	9.757	12.801	28	9.812	12.886	8
2014	12.633	13.308	1*	12.801	13.512	10	12.886	13.615	7
LVIP Dimensional Non-U.S. Equity RPM
2011	N/A	N/A	N/A	10.156	8.300	11	9.986	8.305	13
2012	N/A	N/A	N/A	8.300	9.677	36	8.305	9.693	14
2013	N/A	N/A	N/A	9.677	10.937	47	9.693	10.966	23
2014	N/A	N/A	N/A	10.937	9.930	42	10.966	9.967	12
LVIP Dimensional U.S. Equity RPM
2011	N/A	N/A	N/A	10.162	9.356	13	9.644	9.362	24
2012	N/A	N/A	N/A	9.356	10.783	36	9.362	10.801	23
2013	N/A	N/A	N/A	10.783	13.674	43	10.801	13.710	31
2014	N/A	N/A	N/A	13.674	14.054	38	13.710	14.105	15
LVIP Dimensional/Vanguard Total Bond
2011	10.321	10.331	6	10.037	10.344	29	10.045	10.350	25
2012	N/A	N/A	N/A	10.344	10.534	85	10.350	10.551	24
2013	N/A	N/A	N/A	10.534	10.055	86	10.551	10.082	44
2014	N/A	N/A	N/A	10.055	10.330	77	10.082	10.368	40
LVIP Franklin Mutual Shares VIP RPM
2014	N/A	N/A	N/A	10.427	10.268	2	10.053	10.278	13
LVIP Global Income
2009	10.643	10.661	1*	10.224	10.673	18	10.117	10.682	21
2010	10.661	11.457	1*	10.673	11.492	40	10.682	11.514	35
2011	11.457	11.346	2	11.492	11.404	37	11.514	11.436	33
2012	11.346	11.971	1*	11.404	12.056	54	11.436	12.103	32
2013	11.971	11.398	1*	12.056	11.501	45	12.103	11.557	42
2014	11.398	11.383	1*	11.501	11.509	40	11.557	11.577	37
LVIP Growth Fund(9)
2005	N/A	N/A	N/A	10.008	10.821	3	10.273	10.827	11
2006	N/A	N/A	N/A	10.821	11.279	4	10.827	11.297	7
LVIP Growth Opportunities(10)
2005	N/A	N/A	N/A	10.681	11.443	1*	N/A	N/A	N/A
2006	13.212	12.336	1*	11.443	12.375	12	12.105	12.395	4

	with EBB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP Invesco Diversified Equity-Income RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Invesco V.I. Comstock RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan High Yield
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.805	10.903	100	10.812	10.921	174
2012	N/A	N/A	N/A	10.903	12.300	84	10.921	12.332	168
2013	N/A	N/A	N/A	12.300	12.868	52	12.332	12.914	39
2014	N/A	N/A	N/A	12.868	12.991	35	12.914	13.051	15
LVIP JPMorgan Mid Cap Value RPM
2007	N/A	N/A	N/A	N/A	N/A	N/A	9.112	9.364	1*
2008	5.309	6.046	2	8.584	6.067	2	9.364	6.076	16
2009	6.046	7.385	2	6.067	7.424	1*	6.076	7.443	26
2010	7.385	9.027	2	7.424	9.093	1*	7.443	9.125	9
2011	9.027	8.688	4	9.093	8.769	4	9.125	8.809	5
2012	8.688	9.682	1*	8.769	9.792	6	8.809	9.846	5
2013	9.682	11.778	1*	9.792	11.937	16	9.846	12.015	5
2014	11.778	12.476	1*	11.937	12.669	10	12.015	12.765	4
LVIP Managed Risk Profile 2010
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	8.511	7.796	7	10.100	7.809	33
2009	N/A	N/A	N/A	7.796	9.521	3	7.809	9.546	64
2010	N/A	N/A	N/A	N/A	N/A	N/A	9.546	10.456	8
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.456	10.402	4
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.402	11.095	2
2013	N/A	N/A	N/A	N/A	N/A	N/A	11.095	11.877	2
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile 2020
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	9.390	7.381	13	6.929	7.393	2
2009	N/A	N/A	N/A	7.381	9.105	10	7.393	9.129	29
2010	N/A	N/A	N/A	9.105	10.013	10	9.129	10.050	24
2011	N/A	N/A	N/A	10.013	9.849	9	10.050	9.895	3
2012	N/A	N/A	N/A	9.849	10.479	9	9.895	10.538	1*
2013	N/A	N/A	N/A	10.479	11.431	3	10.538	11.507	1*
2014	N/A	N/A	N/A	11.431	11.714	2	N/A	N/A	N/A
LVIP Managed Risk Profile 2030
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	7.570	8.892	15
2010	N/A	N/A	N/A	N/A	N/A	N/A	8.892	9.833	12
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.833	9.608	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile 2040
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	9.305	9.009	1*
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	with EBB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP Managed Risk Profile Conservative
2005	N/A	N/A	N/A	10.100	10.254	3	10.023	10.260	89
2006	N/A	N/A	N/A	10.254	11.007	46	10.260	11.024	92
2007	N/A	N/A	N/A	11.007	11.645	132	11.024	11.675	186
2008	11.174	9.257	1*	11.645	9.323	114	11.675	9.356	259
2009	N/A	N/A	N/A	9.323	11.427	548	9.356	11.479	232
2010	N/A	N/A	N/A	11.427	12.396	518	11.479	12.465	209
2011	12.259	12.453	6	12.396	12.617	90	12.465	12.701	180
2012	N/A	N/A	N/A	12.617	13.597	82	12.701	13.700	250
2013	N/A	N/A	N/A	13.597	14.649	71	13.700	14.775	132
2014	N/A	N/A	N/A	14.649	15.199	59	14.775	15.345	86
LVIP Managed Risk Profile Growth
2005	10.000	10.637	11	10.050	10.649	11	10.000	10.655	121
2006	10.637	11.895	11	10.649	11.932	52	10.655	11.951	181
2007	11.895	12.797	11	11.932	12.863	194	11.951	12.896	142
2008	12.797	8.348	2	12.863	8.408	188	12.896	8.438	201
2009	8.348	10.553	2	8.408	10.650	157	8.438	10.699	222
2010	10.553	11.653	2	10.650	11.783	123	10.699	11.849	229
2011	N/A	N/A	N/A	11.783	11.568	132	11.849	11.644	176
2012	12.161	12.208	6	11.568	12.395	90	11.644	12.489	136
2013	12.208	13.581	6	12.395	13.816	98	12.489	13.935	158
2014	13.581	13.766	6	13.816	14.032	34	13.935	14.167	148
LVIP Managed Risk Profile Moderate
2005	N/A	N/A	N/A	10.031	10.472	145	10.083	10.478	141
2006	N/A	N/A	N/A	10.472	11.519	277	10.478	11.537	226
2007	N/A	N/A	N/A	11.519	12.356	280	11.537	12.388	577
2008	11.171	8.837	6	12.356	8.900	366	12.388	8.932	896
2009	8.837	11.085	6	8.900	11.187	300	8.932	11.238	826
2010	11.085	12.159	6	11.187	12.296	282	11.238	12.364	709
2011	12.159	12.052	11	12.296	12.211	591	12.364	12.291	624
2012	12.052	12.940	11	12.211	13.137	592	12.291	13.237	527
2013	12.940	14.181	11	13.137	14.426	456	13.237	14.550	498
2014	14.181	14.469	11	14.426	14.748	90	14.550	14.890	368
LVIP MFS International Growth RPM
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.049	9.163	2	9.633	9.179	1*
LVIP MFS International Growth
2007	10.766	11.135	2	10.078	11.149	8	9.717	11.156	44
2008	11.135	5.570	3	11.149	5.588	25	11.156	5.597	20
2009	5.570	7.413	3	5.588	7.452	41	5.597	7.472	12
2010	7.413	8.215	3	7.452	8.275	55	7.472	8.305	104
2011	8.215	7.253	1*	8.275	7.321	22	8.305	7.354	17
2012	7.253	8.485	1*	7.321	8.581	18	7.354	8.630	13
2013	8.485	9.444	1*	8.581	9.570	27	8.630	9.634	23
2014	9.444	8.785	1*	9.570	8.920	17	9.634	8.988	12
LVIP MFS Value
2007	N/A	N/A	N/A	9.709	9.710	3	9.709	9.716	9
2008	8.481	6.433	2	9.710	6.454	55	9.716	6.464	104
2009	6.433	7.624	3	6.454	7.664	49	6.464	7.684	155
2010	7.624	8.335	3	7.664	8.396	109	7.684	8.426	129
2011	8.335	8.157	1*	8.396	8.233	110	8.426	8.271	111
2012	N/A	N/A	N/A	8.233	9.402	93	8.271	9.455	76
2013	N/A	N/A	N/A	9.402	12.549	84	9.455	12.633	68
2014	N/A	N/A	N/A	12.549	13.614	64	12.633	13.718	39

	with EBB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP Mid-Cap Value
2007	N/A	N/A	N/A	9.784	8.638	20	9.785	8.643	8
2008	N/A	N/A	N/A	8.638	5.028	21	8.643	5.036	8
2009	N/A	N/A	N/A	5.028	7.031	8	5.036	7.049	11
2010	N/A	N/A	N/A	7.031	8.551	2	7.049	8.582	6
2011	8.490	7.542	1*	8.551	7.612	3	8.582	7.647	7
2012	7.542	9.171	1*	7.612	9.275	14	7.647	9.327	4
2013	N/A	N/A	N/A	9.275	12.215	22	9.327	12.296	13
2014	N/A	N/A	N/A	12.215	12.985	15	12.296	13.084	14
LVIP Mondrian International Value
2005	15.542	17.136	75	15.592	17.226	567	15.617	17.271	836
2006	17.136	21.827	71	17.226	21.985	477	17.271	22.065	722
2007	21.827	23.840	68	21.985	24.061	378	22.065	24.172	579
2008	23.840	14.795	57	24.061	14.962	329	24.172	15.046	447
2009	14.795	17.571	24	14.962	17.805	260	15.046	17.924	358
2010	17.571	17.640	20	17.805	17.910	214	17.924	18.047	311
2011	17.640	16.553	19	17.910	16.841	191	18.047	16.987	251
2012	16.553	17.776	19	16.841	18.121	151	16.987	18.296	211
2013	17.776	21.224	18	18.121	21.679	140	18.296	21.911	194
2014	21.224	20.268	16	21.679	20.745	105	21.911	20.987	156
LVIP Money Market
2005	9.794	9.863	114	9.826	9.915	568	9.842	9.941	813
2006	9.863	10.115	66	9.915	10.188	444	9.941	10.225	828
2007	10.115	10.402	117	10.188	10.498	1,076	10.225	10.547	1,742
2008	10.402	10.430	132	10.498	10.548	1,214	10.547	10.607	1,642
2009	10.430	10.252	507	10.548	10.389	624	10.607	10.458	965
2010	10.252	10.074	499	10.389	10.228	414	10.458	10.306	785
2011	10.074	9.897	499	10.228	10.069	368	10.306	10.156	736
2012	9.897	9.723	498	10.069	9.912	346	10.156	10.007	618
2013	9.723	9.552	486	9.912	9.757	244	10.007	9.861	405
2014	9.552	9.384	486	9.757	9.604	217	9.861	9.717	360
LVIP Multi-Manager Global Equity RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond
2014	N/A	N/A	N/A	9.959	9.900	14	N/A	N/A	N/A
LVIP SSgA Bond Index
2008	10.052	10.448	15	10.102	10.459	115	10.052	10.465	67
2009	10.448	10.699	16	10.459	10.732	229	10.465	10.748	243
2010	10.699	11.108	17	10.732	11.164	288	10.748	11.192	295
2011	11.108	11.688	9	11.164	11.771	255	11.192	11.812	260
2012	11.688	11.893	9	11.771	12.001	280	11.812	12.055	263
2013	11.893	11.352	11	12.001	11.478	206	12.055	11.542	178
2014	11.352	11.761	11	11.478	11.915	192	11.542	11.993	157
LVIP SSgA Conservative Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.445	10.541	10
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.541	11.300	64
2013	N/A	N/A	N/A	11.273	11.818	2	11.300	11.859	59
2014	N/A	N/A	N/A	11.818	12.150	2	11.859	12.204	59
LVIP SSgA Conservative Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.398	10.504	9
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.504	11.184	1*
2013	N/A	N/A	N/A	11.157	11.727	6	11.184	11.767	1*
2014	N/A	N/A	N/A	11.727	12.150	1*	11.767	12.203	1*

	with EBB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP SSgA Developed International 150
2008	9.819	6.254	7	9.186	6.260	27	9.819	6.263	9
2009	6.254	8.865	6	6.260	8.892	37	6.263	8.905	42
2010	8.865	9.316	7	8.892	9.363	71	8.905	9.387	54
2011	9.316	8.019	7	9.363	8.076	76	9.387	8.104	68
2012	8.019	8.929	8	8.076	9.010	79	8.104	9.051	68
2013	8.929	10.524	7	9.010	10.641	74	9.051	10.700	37
2014	10.524	10.403	7	10.641	10.540	69	10.700	10.609	37
LVIP SSgA Emerging Markets 100
2008	9.834	6.046	6	9.510	6.052	27	9.834	6.055	24
2009	6.046	11.250	4	6.052	11.285	37	6.055	11.302	57
2010	11.250	14.082	4	11.285	14.154	51	11.302	14.189	54
2011	14.082	11.735	7	14.154	11.818	59	14.189	11.860	74
2012	11.735	12.953	6	11.818	13.071	59	11.860	13.130	71
2013	12.953	12.330	5	13.071	12.468	53	13.130	12.537	40
2014	12.330	11.673	6	12.468	11.827	39	12.537	11.904	33
LVIP SSgA Global Tactical Allocation RPM(11)
2005	10.016	10.872	2	10.047	10.885	23	10.664	10.891	9
2006	10.872	12.414	2	10.885	12.453	66	10.891	12.473	20
2007	12.414	13.503	2	12.453	13.572	130	12.473	13.607	71
2008	N/A	N/A	N/A	13.572	7.932	147	13.607	7.960	46
2009	N/A	N/A	N/A	7.932	10.184	44	7.960	10.231	26
2010	N/A	N/A	N/A	10.184	10.872	51	10.231	10.933	29
2011	N/A	N/A	N/A	10.872	10.695	70	10.933	10.766	50
2012	N/A	N/A	N/A	10.695	11.670	81	10.766	11.759	52
2013	N/A	N/A	N/A	11.670	12.580	93	11.759	12.689	35
2014	N/A	N/A	N/A	12.580	12.840	78	12.689	12.963	18
LVIP SSgA International Index
2008	9.851	6.390	10	9.473	6.397	37	9.851	6.400	12
2009	6.390	8.004	10	6.397	8.028	77	6.400	8.040	62
2010	8.004	8.394	10	8.028	8.436	104	8.040	8.458	84
2011	8.394	7.206	8	8.436	7.257	122	8.458	7.283	127
2012	7.206	8.338	8	7.257	8.414	103	7.283	8.452	116
2013	8.338	9.885	15	8.414	9.994	284	8.452	10.050	329
2014	9.885	9.118	12	9.994	9.238	250	10.050	9.298	279
LVIP SSgA International RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.166	9.181	3
LVIP SSgA Large Cap 100
2008	9.741	6.965	9	9.234	6.973	40	9.742	6.976	11
2009	6.965	9.233	9	6.973	9.261	71	6.976	9.275	77
2010	9.233	10.782	9	9.261	10.836	103	9.275	10.863	86
2011	10.782	10.808	8	10.836	10.884	95	10.863	10.923	96
2012	10.808	11.883	8	10.884	11.991	90	10.923	12.046	92
2013	11.883	15.814	7	11.991	15.990	63	12.046	16.078	58
2014	15.814	18.085	6	15.990	18.323	53	16.078	18.443	43
LVIP SSgA Large Cap RPM
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	11.401	11.398	6
LVIP SSgA Moderate Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.652	10.433	3	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.441	12.631	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.631	12.947	2	N/A	N/A	N/A
LVIP SSgA Moderate Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.559	10.406	6
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.406	11.304	6
2013	11.222	12.403	16	11.276	12.488	173	11.304	12.531	294
2014	12.403	12.827	15	12.488	12.941	118	12.531	12.998	238

	with EBB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP SSgA Moderately Aggressive Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Moderately Aggressive Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.855	10.480	52
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.480	11.471	58
2013	N/A	N/A	N/A	N/A	N/A	N/A	11.471	12.982	37
2014	N/A	N/A	N/A	N/A	N/A	N/A	12.982	13.430	12
LVIP SSgA S&P 500 Index(12)
2005	N/A	N/A	N/A	10.045	10.248	1*	10.133	10.254	1*
2006	N/A	N/A	N/A	10.248	11.463	1*	10.254	11.481	3
2007	N/A	N/A	N/A	11.453	11.335	3	11.475	11.364	12
2008	9.847	6.939	13	11.335	6.989	63	11.364	7.014	40
2009	6.939	8.573	13	6.989	8.651	134	7.014	8.691	122
2010	8.573	9.636	13	8.651	9.744	175	8.691	9.798	162
2011	9.636	9.615	9	9.744	9.742	167	9.798	9.807	214
2012	9.615	10.894	8	9.742	11.060	138	9.807	11.144	130
2013	10.894	14.089	33	11.060	14.332	539	11.144	14.456	741
2014	14.089	15.657	28	14.332	15.959	414	14.456	16.113	573
LVIP SSgA Small-Cap Index
2007	N/A	N/A	N/A	9.913	9.147	2	9.913	9.153	1*
2008	8.284	5.910	4	9.147	5.929	21	9.153	5.939	18
2009	5.910	7.297	5	5.929	7.335	44	5.939	7.354	45
2010	7.297	9.021	5	7.335	9.086	61	7.354	9.119	52
2011	9.021	8.434	4	9.086	8.512	83	9.119	8.552	101
2012	8.434	9.577	4	8.512	9.685	63	8.552	9.739	71
2013	9.577	12.939	44	9.685	13.111	138	9.739	13.198	154
2014	12.939	13.269	43	13.111	13.472	91	13.198	13.576	103
LVIP SSgA Small-Cap RPM
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.899	10.813	2
LVIP SSgA Small-Mid Cap 200
2008	9.725	7.216	3	9.251	7.224	11	9.725	7.227	10
2009	7.216	10.722	3	7.224	10.755	24	7.227	10.772	22
2010	10.722	13.420	3	10.755	13.488	33	10.772	13.522	26
2011	13.420	12.857	2	13.488	12.948	29	13.522	12.994	27
2012	12.857	14.338	2	12.948	14.468	30	12.994	14.534	23
2013	14.338	18.892	2	14.468	19.102	20	14.534	19.208	14
2014	18.892	19.305	2	19.102	19.559	20	19.208	19.687	13
LVIP T. Rowe Price Growth Stock
2007	N/A	N/A	N/A	10.119	9.924	11	9.841	9.930	8
2008	N/A	N/A	N/A	9.924	5.665	28	9.930	5.674	9
2009	N/A	N/A	N/A	5.665	7.958	42	5.674	7.978	46
2010	N/A	N/A	N/A	7.958	9.119	47	7.978	9.152	67
2011	N/A	N/A	N/A	9.119	8.804	42	9.152	8.845	45
2012	N/A	N/A	N/A	8.804	10.225	56	8.845	10.283	23
2013	N/A	N/A	N/A	10.225	13.958	43	10.283	14.050	29
2014	N/A	N/A	N/A	13.958	14.895	46	14.050	15.009	40

	with EBB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP T. Rowe Price Structured Mid-Cap Growth
2005	13.707	14.747	1*	13.751	14.824	27	13.773	14.863	33
2006	14.747	15.788	1*	14.824	15.902	21	14.863	15.959	35
2007	15.788	17.569	1*	15.902	17.731	2	15.959	17.813	43
2008	N/A	N/A	N/A	17.731	9.960	1*	17.813	10.016	27
2009	N/A	N/A	N/A	9.960	14.308	5	10.016	14.403	24
2010	N/A	N/A	N/A	14.308	18.032	4	14.403	18.170	21
2011	17.760	16.725	1*	18.032	17.016	6	18.170	17.163	18
2012	16.725	19.058	1*	17.016	19.428	6	17.163	19.615	17
2013	19.058	25.168	1*	19.428	25.707	7	19.615	25.981	12
2014	25.168	27.513	1*	25.707	28.159	7	25.981	28.488	12
LVIP Templeton Growth RPM
2007	N/A	N/A	N/A	9.810	9.795	4	9.810	9.801	30
2008	8.657	5.967	3	9.795	5.986	36	9.801	5.996	13
2009	5.967	7.490	3	5.986	7.529	38	5.996	7.549	45
2010	7.490	7.820	3	7.529	7.877	25	7.549	7.905	40
2011	7.820	7.424	1*	7.877	7.493	20	7.905	7.528	33
2012	7.424	8.816	1*	7.493	8.916	30	7.528	8.966	31
2013	8.816	10.359	1*	8.916	10.497	18	8.966	10.567	26
2014	10.359	9.947	1*	10.497	10.100	16	10.567	10.177	24
LVIP UBS Large Cap Growth RPM
2005	12.559	12.822	6	12.600	12.889	77	12.620	12.922	75
2006	12.822	13.777	6	12.889	13.877	88	12.922	13.927	73
2007	13.777	16.253	7	13.877	16.404	97	13.927	16.479	75
2008	16.253	9.423	6	16.404	9.530	69	16.479	9.583	70
2009	9.423	12.788	1*	9.530	12.958	38	9.583	13.044	62
2010	12.788	13.951	1*	12.958	14.165	31	13.044	14.273	43
2011	13.951	12.890	1*	14.165	13.114	28	14.273	13.227	38
2012	12.890	14.698	1*	13.114	14.984	24	13.227	15.129	32
2013	14.698	18.072	1*	14.984	18.460	20	15.129	18.656	29
2014	18.072	18.652	1*	18.460	19.091	16	18.656	19.314	23
LVIP Vanguard Domestic Equity ETF
2011	N/A	N/A	N/A	9.611	9.350	11	9.612	9.356	2
2012	N/A	N/A	N/A	9.350	10.570	36	9.356	10.588	8
2013	N/A	N/A	N/A	10.570	13.544	39	10.588	13.580	20
2014	N/A	N/A	N/A	13.544	14.920	40	13.580	14.974	7
LVIP Vanguard International Equity ETF
2011	N/A	N/A	N/A	9.850	8.342	11	9.850	8.348	1*
2012	N/A	N/A	N/A	8.342	9.773	36	8.348	9.789	1*
2013	N/A	N/A	N/A	9.773	11.009	39	9.789	11.038	2
2014	N/A	N/A	N/A	11.009	10.305	39	11.038	10.343	5
LVIP VIP Contrafund RPM
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP VIP Mid Cap RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.352	10.135	3
MFS VIT Core Equity
2005	11.257	11.218	40	11.333	11.316	1*	13.156	13.150	9
2006	11.218	12.506	44	11.316	12.640	1*	13.150	14.704	6
2007	12.506	13.619	44	12.640	13.792	2	14.704	16.060	6
2008	13.619	8.116	44	13.792	8.236	1*	16.060	9.600	4
2009	8.116	10.539	17	8.236	10.718	2	9.600	12.505	3
2010	10.539	12.097	17	10.718	12.327	2	12.505	14.396	2
2011	12.097	11.729	17	12.327	11.976	2	14.396	14.001	2
2012	11.729	13.357	17	11.976	13.665	2	14.001	15.992	4
2013	13.357	17.609	17	13.665	18.052	2	15.992	21.146	3
2014	17.609	19.192	17	18.052	19.714	2	21.146	23.117	2

	with EBB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
MFS VIT Growth
2005	11.131	11.908	39	4.929	5.284	82	13.173	14.135	41
2006	11.908	12.586	44	5.284	5.596	80	14.135	14.984	33
2007	12.586	14.941	44	5.596	6.656	54	14.984	17.843	28
2008	14.941	9.165	43	6.656	4.091	42	17.843	10.977	24
2009	9.165	12.361	14	4.091	5.529	52	10.977	14.850	16
2010	12.361	13.965	14	5.529	6.259	52	14.850	16.827	13
2011	13.965	13.639	14	6.259	6.125	29	16.827	16.484	9
2012	13.639	15.683	14	6.125	7.057	19	16.484	19.012	9
2013	15.683	21.025	14	7.057	9.480	20	19.012	25.564	15
2014	21.025	22.444	14	9.480	10.139	8	25.564	27.370	8
MFS VIT Total Return(13)
2004	10.885	11.870	15	11.651	12.731	326	11.101	12.142	584
2005	11.870	11.961	32	12.731	12.854	534	12.142	12.272	795
2006	11.961	13.114	29	12.854	14.120	408	12.272	13.494	752
2007	13.114	13.387	26	14.120	14.443	320	13.494	13.816	644
2008	13.387	10.213	18	14.443	11.041	276	13.816	10.573	577
2009	10.213	11.809	16	11.041	12.792	270	10.573	12.261	481
2010	11.809	12.715	16	12.792	13.801	187	12.261	13.242	417
2011	12.715	12.686	15	13.801	13.797	169	13.242	13.252	324
2012	12.686	13.822	15	13.797	15.063	145	13.252	14.482	276
2013	13.822	15.296	14	15.063	16.682	143	14.482	16.044	238
MFS VIT Utilities
2005	12.032	13.775	83	9.523	10.925	261	15.271	17.537	258
2006	13.775	17.718	98	10.925	14.081	296	17.537	22.625	259
2007	17.718	22.198	89	14.081	17.676	280	22.625	28.430	267
2008	22.198	13.559	81	17.676	10.818	216	28.430	17.417	212
2009	13.559	17.694	32	10.818	14.146	137	17.417	22.798	181
2010	17.694	19.726	32	14.146	15.803	87	22.798	25.493	133
2011	19.726	20.635	33	15.803	16.563	89	25.493	26.747	119
2012	20.635	22.945	31	16.563	18.454	81	26.747	29.830	114
2013	22.945	27.091	28	18.454	21.833	68	29.830	35.326	84
2014	27.091	29.925	27	21.833	24.165	67	35.326	39.139	66
NB AMT Mid Cap Growth(1)
2004	10.473	11.963	10	10.522	12.043	117	12.151	13.922	140
2005	11.963	13.365	7	12.043	13.481	169	13.922	15.599	166
2006	13.365	15.055	7	13.481	15.216	142	15.599	17.625	132
2007	15.055	18.118	6	15.216	18.348	120	17.625	21.274	118
2008	18.118	10.077	3	18.348	10.225	105	21.274	11.868	90
2009	10.077	13.024	2	10.225	13.243	88	11.868	15.386	71
2010	13.024	16.514	2	13.243	16.825	79	15.386	19.567	63
2011	16.514	16.296	2	16.825	16.636	72	19.567	19.367	56
2012	16.296	17.993	1*	16.636	18.405	60	19.367	21.447	49
2013	17.993	20.532	1*	18.405	21.018	55	21.447	24.501	48
NB AMT Mid Cap Intrinsic Value
2005	15.700	17.270	40	15.803	17.419	408	15.443	17.038	551
2006	17.270	18.856	31	17.419	19.056	357	17.038	18.659	492
2007	18.856	19.131	26	19.056	19.373	286	18.659	18.988	416
2008	19.131	10.180	19	19.373	10.330	247	18.988	10.134	336
2009	10.180	14.654	8	10.330	14.899	157	10.134	14.632	270
2010	14.654	18.161	6	14.899	18.502	125	14.632	18.188	211
2011	18.161	16.678	6	18.502	17.025	109	18.188	16.753	175
2012	16.678	18.924	6	17.025	19.356	90	16.753	19.067	151
2013	18.924	25.473	5	19.356	26.107	74	19.067	25.742	105
2014	25.473	28.481	4	26.107	29.248	61	25.742	28.868	81
PIMCO VIT CommodityRealReturn Strategy
2009	11.114	12.487	1*	11.033	12.503	10	10.966	12.511	7
2010	12.487	15.239	1*	12.503	15.288	21	12.511	15.313	16
2011	15.239	13.837	2	15.288	13.910	25	15.313	13.947	26
2012	13.837	14.287	1*	13.910	14.391	22	13.947	14.443	26
2013	14.287	11.967	1*	14.391	12.079	11	14.443	12.135	20
2014	11.967	9.565	1*	12.079	9.673	6	12.135	9.728	13

	with EBB			with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Putnam VT Global Health Care
2005	N/A	N/A	N/A	10.176	11.337	10	11.597	12.932	26
2006	N/A	N/A	N/A	11.337	11.468	9	12.932	13.095	31
2007	N/A	N/A	N/A	11.468	11.219	8	13.095	12.823	14
2008	N/A	N/A	N/A	11.219	9.155	6	12.823	10.475	2
2009	N/A	N/A	N/A	9.155	11.353	1*	10.475	13.003	2
2010	N/A	N/A	N/A	11.353	11.448	1*	13.003	13.125	2
2011	N/A	N/A	N/A	11.448	11.134	1*	13.125	12.778	1*
2012	N/A	N/A	N/A	11.134	13.397	1*	12.778	15.390	1*
2013	N/A	N/A	N/A	13.397	18.678	1*	15.390	21.478	1*
2014	N/A	N/A	N/A	18.678	23.463	1*	21.478	27.007	1*
Putnam VT Growth & Income
2005	N/A	N/A	N/A	11.872	12.294	2	13.297	13.784	17
2006	N/A	N/A	N/A	12.294	14.024	2	13.784	15.739	12
2007	N/A	N/A	N/A	14.024	12.968	2	15.739	14.569	6
2008	N/A	N/A	N/A	12.968	7.823	2	14.569	8.798	6
2009	N/A	N/A	N/A	7.823	9.995	1*	8.798	11.251	4
2010	N/A	N/A	N/A	9.995	11.250	1*	11.251	12.677	4
2011	N/A	N/A	N/A	11.250	10.558	1*	12.677	11.908	4
2012	N/A	N/A	N/A	10.558	12.378	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	12.378	16.528	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	16.528	18.012	1*	18.669	20.377	2
Templeton Global Bond VIP
2005	N/A	N/A	N/A	9.811	9.876	3	10.051	9.881	1*
2006	N/A	N/A	N/A	9.876	10.960	49	9.881	10.977	61
2007	11.305	11.912	2	10.960	11.973	128	10.977	12.004	131
2008	11.912	12.425	2	11.973	12.514	238	12.004	12.559	266
2009	12.425	14.484	2	12.514	14.617	222	12.559	14.684	306
2010	14.484	16.281	2	14.617	16.463	219	14.684	16.555	280
2011	16.281	15.851	4	16.463	16.061	196	16.555	16.167	243
2012	15.851	17.914	4	16.061	18.187	173	16.167	18.325	190
2013	17.914	17.881	3	18.187	18.190	133	18.325	18.347	149
2014	17.881	17.884	2	18.190	18.230	112	18.347	18.405	77
Templeton Growth VIP
2005	12.299	13.151	10	11.807	12.649	200	14.508	15.559	215
2006	13.151	15.733	10	12.649	15.163	180	15.559	18.670	231
2007	15.733	15.815	10	15.163	15.273	133	18.670	18.824	154
2008	15.815	8.959	9	15.273	8.669	86	18.824	10.695	100
2009	8.959	11.536	9	8.669	11.185	68	10.695	13.813	70
2010	11.536	12.168	9	11.185	11.821	59	13.813	14.613	61
2011	12.168	11.117	9	11.821	10.822	50	14.613	13.391	53
2012	N/A	N/A	N/A	10.822	12.894	37	13.391	15.971	45
2013	N/A	N/A	N/A	12.894	16.600	26	15.971	20.583	45
2014	N/A	N/A	N/A	16.600	15.877	18	20.583	19.705	37
*	The numbers of accumulation units less than 500 were rounded up to one.
(1) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA S&P 500 Index Fund Subaccount.
(2) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP BlackRock Inflation Protected Bond Fund Subaccount.
(4) Effective October 9, 2010, the Delaware VIP® Trend Series was reorganized into the Delaware VIP® Smid Cap Growth Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP® Trend Series.
(5) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA Small-Cap Index Fund Subaccount.
(6) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA International Index Fund Subaccount.
(7) Effective June 5, 2007, the Baron Capital Asset Fund, a series of Baron Capital Funds Trust, was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Baron Capital Asset Fund.
(8) Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Foundation Aggressive Allocation Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.
(9) Effective April 30, 2007, the Lincoln Growth Fund, was reorganized into the LVIP Janus Capital Appreciation Fund, a series of Lincoln Variable Insurance Products Trust.

(10) Effective June 11, 2007, the Lincoln Growth Opportunities Fund was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust.
(11) Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSgA Global Tactical Allocation Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.
(12) Effective April 30, 2007, the Lincoln Core Fund was reorganized into the LVIP SSgA S&P 500 Index Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Lincoln Core Fund.
(13) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA Moderate Structured Allocation Fund Subaccount.

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Appendix B—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and number of Accumulation Units for contracts purchased on or after June 5, 2005 (or later in those states that have not approved the contract changes) for funds available in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.
	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
ABVPSF Global Thematic Growth
2005	N/A	N/A	N/A	9.620	9.793	2	10.810	11.032	13	13.454	13.737	2
2006	N/A	11.337	2	9.793	10.424	10	11.032	11.773	29	13.737	14.667	1*
2007	11.337	13.305	33	10.424	12.276	45	11.773	13.898	129	14.667	17.323	15
2008	13.305	6.851	2	12.276	6.334	54	13.898	7.189	112	17.323	8.965	8
2009	6.851	10.284	92	6.334	9.526	113	7.189	10.839	125	8.965	13.524	16
2010	10.284	11.954	2	9.526	11.095	103	10.839	12.656	95	13.524	15.799	12
2011	11.954	8.974	2	11.095	8.346	28	12.656	9.544	73	15.799	11.920	13
2012	8.974	9.961	6	8.346	9.283	23	9.544	10.642	65	11.920	13.297	8
2013	9.961	12.002	6	9.283	11.207	17	10.642	12.880	68	13.297	16.103	6
2014	12.002	12.330	9	11.207	11.537	16	12.880	13.292	58	16.103	16.625	6
ABVPSF Growth and Income(1)
2005	10.030	10.304	13	11.200	11.506	97	12.354	12.723	72	13.167	13.568	2
2006	10.304	11.816	58	11.506	13.220	155	12.723	14.655	223	13.568	15.636	9
2007	11.816	12.144	68	13.220	13.615	178	14.655	15.130	330	15.636	16.152	50
2008	12.144	7.060	69	13.615	7.930	167	15.130	8.835	312	16.152	9.436	66
2009	7.060	8.328	70	7.930	9.374	193	8.835	10.469	327	9.436	11.187	37
2010	8.328	9.208	35	9.374	10.385	173	10.469	11.628	297	11.187	12.431	38
2011	9.208	9.573	33	10.385	10.819	182	11.628	12.144	323	12.431	12.990	35
2012	9.573	11.002	20	10.819	12.458	156	12.144	14.019	265	12.990	15.003	44
2013	11.002	12.842	19	12.458	14.553	160	14.019	16.391	273	15.003	17.545	43
ABVPSF International Value(2)
2006	11.753	11.817	11	9.594	11.832	45	9.847	11.850	413	10.228	11.854	14
2007	11.817	12.234	32	11.832	12.269	257	11.850	12.318	1,696	11.854	12.327	96
2008	12.234	5.602	35	12.269	5.629	307	12.318	5.666	907	12.327	5.673	93
2009	5.602	7.378	19	5.629	7.429	172	5.666	7.496	540	5.673	7.508	41
2010	7.378	7.542	12	7.429	7.610	156	7.496	7.698	489	7.508	7.715	44
2011	7.542	5.956	8	7.610	6.021	159	7.698	6.106	495	7.715	6.122	44
2012	5.956	6.667	8	6.021	6.753	143	6.106	6.865	452	6.122	6.887	39
2013	6.667	7.326	8	6.753	7.427	148	6.685	7.558	437	6.887	7.583	36
ABVPSF Small/Mid Cap Value
2005	10.663	10.612	4	17.664	18.500	26	17.811	18.700	48	15.402	16.179	1*
2006	10.612	11.879	7	18.500	20.750	52	18.700	21.027	163	16.179	18.202	6
2007	11.879	11.820	20	20.750	20.692	104	21.027	21.020	241	18.202	18.205	30
2008	11.820	7.444	26	20.692	13.058	106	21.020	13.298	272	18.205	11.523	39
2009	7.444	10.409	23	13.058	18.295	77	13.298	18.679	228	11.523	16.193	16
2010	10.409	12.917	15	18.295	22.747	76	18.679	23.282	227	16.193	20.194	16
2011	12.917	11.569	19	22.747	20.415	98	23.282	20.947	218	20.194	18.178	15
2012	11.569	13.434	18	20.415	23.754	50	20.947	24.435	170	18.178	21.215	15
2013	13.434	18.124	18	23.754	32.111	60	24.435	33.114	198	21.215	28.765	17
2014	18.124	19.355	17	32.111	34.359	37	33.114	35.521	144	28.765	30.871	18
American Century VP Inflation Protection(3)
2005	9.914	9.859	5	10.395	10.368	65	10.410	10.410	208	10.414	10.419	8
2006	9.859	9.816	34	10.368	10.344	146	10.410	10.411	452	10.419	10.425	24
2007	9.816	10.536	33	10.344	11.125	151	10.411	11.226	565	10.425	11.246	36
2008	10.536	10.162	35	11.125	10.752	329	11.226	10.876	1,166	11.246	10.901	107
2009	10.162	10.981	33	10.752	11.641	450	10.876	11.806	1,399	10.901	11.839	150
2010	10.981	11.312	26	11.641	12.016	421	11.806	12.217	1,426	11.839	12.257	151
2011	11.312	12.391	28	12.016	13.188	412	12.217	13.442	1,690	12.257	13.493	135
2012	12.391	13.043	59	13.188	13.910	372	13.442	14.212	1,413	13.493	14.274	111
2013	13.043	12.743	25	13.910	13.601	339	14.212	13.910	1,133	14.274	13.972	88

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds Global Growth
2005	10.852	11.384	5	11.256	12.611	26	11.273	12.662	79	11.276	12.672	7
2006	11.384	13.438	22	12.611	14.916	142	12.662	15.014	321	12.672	15.033	28
2007	13.438	15.128	62	14.916	16.826	339	15.014	16.978	668	15.033	17.008	82
2008	15.128	9.136	64	16.826	10.181	352	16.978	10.299	801	17.008	10.323	142
2009	9.136	12.743	35	10.181	14.230	241	10.299	14.431	606	10.323	14.471	106
2010	12.743	13.958	14	14.230	15.618	235	14.431	15.878	544	14.471	15.930	82
2011	13.958	12.466	12	15.618	13.976	212	15.878	14.244	487	15.930	14.298	72
2012	12.466	14.976	14	13.976	16.824	182	14.244	17.190	437	14.298	17.264	65
2013	14.976	18.963	11	16.824	21.345	162	17.190	21.864	386	17.264	21.969	58
2014	18.963	19.017	6	21.345	21.450	134	21.864	22.026	330	21.969	22.143	54
American Funds Global Small Capitalization
2005	10.618	11.985	3	15.836	19.496	37	17.937	22.139	39	16.837	20.791	14
2006	11.985	14.573	8	19.496	23.755	155	22.139	27.042	215	20.791	25.408	26
2007	14.573	17.346	63	23.755	28.330	265	27.042	32.332	450	25.408	30.394	38
2008	17.346	7.902	38	28.330	12.932	233	32.332	14.796	466	30.394	13.916	31
2009	7.902	12.493	25	12.932	20.487	241	14.796	23.498	382	13.916	22.112	22
2010	12.493	14.991	15	20.487	24.632	227	23.498	28.323	331	22.112	26.665	24
2011	14.991	11.881	14	24.632	19.561	173	28.323	22.548	291	26.665	21.239	18
2012	11.881	13.763	13	19.561	22.704	148	22.548	26.237	245	21.239	24.726	16
2013	13.763	17.305	13	22.704	28.605	134	26.237	33.139	216	24.726	31.247	15
2014	17.305	17.323	12	28.605	28.692	111	33.139	33.322	186	31.247	31.435	15
American Funds Growth
2005	10.038	11.201	67	11.911	13.593	323	13.673	15.643	443	13.655	15.630	27
2006	11.201	12.100	133	13.593	14.715	856	15.643	16.976	1,763	15.630	16.971	97
2007	12.100	13.326	187	14.715	16.237	1,417	16.976	18.779	3,115	16.971	18.782	288
2008	13.326	7.318	192	16.237	8.935	1,787	18.779	10.360	3,739	18.782	10.367	402
2009	7.318	10.000	314	8.935	12.234	2,172	10.360	14.221	4,466	10.367	14.237	463
2010	10.000	11.634	148	12.234	14.260	1,943	14.221	16.618	3,979	14.237	16.646	371
2011	11.634	10.915	131	14.260	13.407	1,653	16.618	15.662	3,464	16.646	15.696	329
2012	10.915	12.614	98	13.407	15.524	1,443	15.662	18.180	3,084	15.696	18.229	276
2013	12.614	16.086	97	15.524	19.837	1,277	18.180	23.290	2,578	18.229	23.364	234
2014	16.086	17.109	86	19.837	21.140	1062	23.290	24.883	2225	23.364	24.974	204
American Funds Growth-Income
2005	10.086	10.541	91	11.905	12.375	317	12.897	13.439	575	13.370	13.939	28
2006	10.541	11.903	176	12.375	14.002	774	13.439	15.244	2,100	13.939	15.819	146
2007	11.903	12.256	213	14.002	14.446	1,489	15.244	15.767	3,532	15.819	16.370	353
2008	12.256	7.466	192	14.446	8.818	1,742	15.767	9.648	3,994	16.370	10.022	507
2009	7.466	9.605	296	8.818	11.366	1,982	9.648	12.468	4,384	10.022	12.958	470
2010	9.605	10.490	137	11.366	12.439	1,750	12.468	13.679	3,930	12.958	14.223	411
2011	10.490	10.094	119	12.439	11.993	1,514	13.679	13.222	3,479	14.223	13.755	375
2012	10.094	11.624	94	11.993	13.839	1,342	13.222	15.295	3,018	13.755	15.919	316
2013	11.624	15.211	99	13.839	18.145	1,206	15.295	20.105	2,721	15.919	20.936	287
2014	15.211	16.496	88	18.145	19.717	1024	20.105	21.901	2386	20.936	22.818	244
American Funds International
2005	10.082	11.998	31	13.265	15.830	99	14.186	16.972	208	15.519	18.576	14
2006	11.998	13.992	76	15.830	18.498	290	16.972	19.882	740	18.576	21.772	34
2007	13.992	16.461	107	18.498	21.806	572	19.882	23.496	1,264	21.772	25.742	103
2008	16.461	9.338	104	21.806	12.395	662	23.496	13.389	1,407	25.742	14.676	172
2009	9.338	13.096	83	12.395	17.418	594	13.389	18.862	1,206	14.676	20.685	107
2010	13.096	13.765	39	17.418	18.344	535	18.862	19.915	1,138	20.685	21.852	104
2011	13.765	11.608	39	18.344	15.501	496	19.915	16.870	1,056	21.852	18.520	93
2012	11.608	13.416	34	15.501	17.951	438	16.870	19.585	884	18.520	21.511	80
2013	13.416	15.995	42	17.951	21.445	394	19.585	23.456	765	21.511	25.776	72
2014	15.995	15.262	34	21.445	20.503	356	23.456	22.483	693	25.776	24.718	64
BlackRock Global Allocation V.I.
2009	11.176	11.544	4	10.000	11.558	165	10.255	11.576	260	10.784	11.580	74
2010	11.544	12.420	13	11.558	12.460	221	11.576	12.511	563	11.580	12.521	62
2011	12.420	11.731	89	12.460	11.792	252	12.511	11.870	917	12.521	11.886	68
2012	11.731	12.645	19	11.792	12.736	217	11.870	12.852	1,100	11.886	12.876	57
2013	12.645	14.181	33	12.736	14.313	167	12.852	14.479	1,070	12.876	14.512	100
2014	14.181	14.169	33	14.313	14.330	130	14.479	14.532	900	14.512	14.573	82

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
ClearBridge Variable Mid Cap Core
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.313	10.546	1*	N/A	N/A	N/A
Delaware VIP Diversified Income
2005	10.001	9.802	1*	10.862	10.605	103	10.878	10.648	218	10.881	10.656	9
2006	9.802	10.335	36	10.605	11.204	236	10.648	11.277	592	10.656	11.292	30
2007	10.335	10.881	69	11.204	11.820	456	11.277	11.927	1,124	11.292	11.949	78
2008	10.881	10.143	74	11.820	11.041	557	11.927	11.168	1,675	11.949	11.194	147
2009	10.143	12.593	113	11.041	13.735	722	11.168	13.928	2,043	11.194	13.967	176
2010	12.593	13.315	83	13.735	14.551	690	13.928	14.793	2,020	13.967	14.842	183
2011	13.315	13.854	75	14.551	15.171	588	14.793	15.462	1,878	14.842	15.521	132
2012	13.854	14.513	90	15.171	15.925	536	15.462	16.271	1,757	15.521	16.341	149
2013	14.513	14.024	70	15.925	15.418	518	16.271	15.793	1,395	16.341	15.869	128
2014	14.024	14.431	53	15.418	15.898	481	15.793	16.325	1369	15.869	16.411	104
Delaware VIP Emerging Markets
2005	11.171	12.010	7	10.275	12.023	81	10.228	12.041	151	10.393	12.044	28
2006	12.010	14.928	5	12.023	14.975	230	12.041	15.034	474	12.044	15.046	39
2007	14.928	20.268	46	14.975	20.372	328	15.034	20.503	715	15.046	20.530	72
2008	20.268	9.598	21	20.372	9.667	308	20.503	9.754	802	20.530	9.771	104
2009	9.598	16.716	31	9.667	16.870	274	9.754	17.063	682	9.771	17.102	74
2010	16.716	19.369	31	16.870	19.586	290	17.063	19.861	620	17.102	19.916	53
2011	19.369	15.188	37	19.586	15.389	238	19.861	15.644	567	19.916	15.695	50
2012	15.188	16.999	30	15.389	17.259	209	15.644	17.588	484	15.695	17.655	42
2013	16.999	18.305	28	17.259	18.622	195	17.588	19.025	449	17.655	19.107	39
2014	18.305	16.460	28	18.622	16.778	168	19.025	17.185	429	19.107	17.267	37
Delaware VIP High Yield
2005	10.014	10.216	4	14.045	14.256	44	14.675	14.932	57	12.443	12.668	6
2006	10.216	11.234	35	14.256	15.708	108	14.932	16.495	303	12.668	14.001	11
2007	11.234	11.292	57	15.708	15.821	116	16.495	16.655	431	14.001	14.144	19
2008	11.292	8.365	52	15.821	11.743	336	16.655	12.393	512	14.144	10.530	42
2009	8.365	12.188	84	11.743	17.145	336	12.393	18.139	504	10.530	15.419	45
2010	12.188	13.729	38	17.145	19.350	338	18.139	20.524	559	15.419	17.455	45
2011	13.729	13.770	38	19.350	19.448	119	20.524	20.679	389	17.455	17.596	50
2012	13.770	15.840	35	19.448	22.416	107	20.679	23.895	384	17.596	20.342	51
2013	15.840	16.920	35	22.416	23.993	110	23.895	25.639	331	20.342	21.838	43
2014	16.920	16.496	19	23.993	23.438	95	25.639	25.109	292	21.838	21.398	34
Delaware VIP Limited-Term Diversified Income
2005	N/A	N/A	N/A	9.913	9.913	30	9.971	9.927	1*	9.856	9.930	2
2006	9.914	10.126	5	9.913	10.158	27	9.927	10.197	26	9.930	10.206	4
2007	10.126	10.346	5	10.158	10.399	32	10.197	10.466	75	10.206	10.479	9
2008	10.346	10.075	6	10.399	10.147	215	10.466	10.238	311	10.479	10.256	15
2009	10.075	11.118	83	10.147	11.220	376	10.238	11.349	1,230	10.256	11.375	120
2010	11.118	11.366	374	11.220	11.494	249	11.349	11.655	1,064	11.375	11.687	140
2011	11.366	11.426	86	11.494	11.577	591	11.655	11.769	1,019	11.687	11.808	129
2012	11.426	11.483	82	11.577	11.658	526	11.769	11.880	874	11.808	11.925	139
2013	11.483	11.106	44	11.658	11.298	505	11.880	11.542	656	11.925	11.592	112
2014	11.106	11.043	40	11.298	11.256	361	11.542	11.529	594	11.592	11.584	110
Delaware VIP REIT
2005	10.398	10.385	3	17.994	18.885	65	18.704	19.679	74	15.751	16.581	6
2006	10.385	13.471	24	18.885	24.544	140	19.679	25.640	317	16.581	21.613	25
2007	13.471	11.332	19	24.544	20.688	123	25.640	21.666	385	21.613	18.273	33
2008	11.332	7.188	17	20.688	13.149	106	21.666	13.805	332	18.273	11.649	29
2009	7.188	8.682	13	13.149	15.915	89	13.805	16.752	225	11.649	14.142	17
2010	8.682	10.775	7	15.915	19.791	139	16.752	20.883	225	14.142	17.639	14
2011	10.775	11.683	8	19.791	21.502	81	20.883	22.745	202	17.639	19.221	14
2012	11.683	13.354	8	21.502	24.626	82	22.745	26.115	196	19.221	22.080	13
2013	13.354	13.341	16	24.626	24.652	75	26.115	26.208	172	22.080	22.169	9
2014	13.341	16.886	9	24.652	31.263	65	26.208	33.319	184	22.169	28.199	10

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP Small Cap Value
2005	10.368	10.746	2	16.831	18.043	101	18.229	19.590	125	15.716	16.899	9
2006	10.746	12.207	56	18.043	20.537	245	19.590	22.353	458	16.899	19.292	39
2007	12.207	11.147	66	20.537	18.791	284	22.353	20.504	790	19.292	17.705	88
2008	11.147	7.640	54	18.791	12.906	306	20.504	14.118	802	17.705	12.197	110
2009	7.640	9.853	67	12.906	16.677	222	14.118	18.289	604	12.197	15.808	81
2010	9.853	12.741	11	16.677	21.607	188	18.289	23.755	537	15.808	20.542	61
2011	12.741	12.290	25	21.607	20.884	170	23.755	23.017	489	20.542	19.915	54
2012	12.290	13.689	12	20.884	23.308	145	23.017	25.753	403	19.915	22.293	57
2013	13.689	17.868	12	23.308	30.486	128	25.753	33.769	352	22.293	29.246	52
2014	17.868	18.499	11	30.486	31.624	107	33.769	35.117	314	29.246	30.429	48
Delaware VIP Smid Cap Growth(4)
2005	10.279	11.215	5	12.998	13.483	8	14.780	15.370	28	13.886	14.447	1*
2006	11.215	11.799	7	13.483	14.214	27	15.370	16.244	88	14.447	15.276	19
2007	11.799	12.775	8	14.214	15.420	49	16.244	17.666	117	15.276	16.623	23
2008	12.775	6.654	7	15.420	8.048	54	17.666	9.243	99	16.623	8.701	14
2009	6.654	10.069	7	8.048	12.202	66	9.243	14.050	79	8.701	13.233	6
2010	11.936	13.491	6	14.487	16.382	71	16.713	18.909	93	15.747	17.819	8
2011	13.491	14.268	21	16.382	17.360	92	18.909	20.089	111	17.819	18.940	13
2012	14.268	15.484	4	17.360	18.877	71	20.089	21.899	120	18.940	20.657	17
2013	15.484	21.396	4	18.877	26.138	51	21.899	30.398	98	20.657	28.687	15
2014	21.396	21.575	4	26.138	26.409	41	30.398	30.790	71	28.687	29.072	9
Delaware VIP U.S. Growth
2006	N/A	N/A	N/A	11.285	11.163	1*	10.458	11.313	1*	N/A	N/A	N/A
2007	11.273	11.521	1*	11.163	12.321	1*	11.313	12.517	11	13.829	14.601	4
2008	11.521	6.453	1*	12.321	6.915	17	12.517	7.042	14	14.601	8.219	41
2009	6.453	9.041	2	6.915	9.708	47	7.042	9.912	158	8.219	11.574	61
2010	9.041	10.062	2	9.708	10.826	52	9.912	11.081	86	11.574	12.946	49
2011	10.062	10.603	2	10.826	11.430	88	11.081	11.729	97	12.946	13.710	50
2012	10.603	12.051	5	11.430	13.018	48	11.729	13.391	109	13.710	15.660	43
2013	12.051	15.882	4	13.018	17.189	44	13.391	17.727	107	15.660	20.741	37
2014	15.882	17.511	4	17.189	18.991	30	17.727	19.633	94	20.741	22.983	31
Delaware VIP Value
2005	10.060	10.333	1*	11.646	12.101	62	12.631	13.157	78	13.601	14.175	4
2006	10.333	12.539	9	12.101	14.713	139	13.157	16.037	303	14.175	17.286	15
2007	12.539	11.922	17	14.713	14.018	194	16.037	15.317	479	17.286	16.519	45
2008	11.922	7.763	14	14.018	9.146	184	15.317	10.018	473	16.519	10.810	45
2009	7.763	8.953	17	9.146	10.568	208	10.018	11.606	574	10.810	12.529	42
2010	8.953	10.120	16	10.568	11.971	202	11.606	13.178	505	12.529	14.234	41
2011	10.120	10.838	7	11.971	12.846	218	13.178	14.177	573	14.234	15.320	40
2012	10.838	12.157	7	12.846	14.438	175	14.177	15.974	499	15.320	17.271	27
2013	12.157	15.894	7	14.438	18.913	180	15.974	20.978	566	17.271	22.692	32
2014	15.894	17.714	7	18.913	21.121	141	20.978	23.485	531	22.692	25.417	27
Deutsche Alternative Asset Allocation VIP
2009	N/A	N/A	N/A	10.828	11.477	1*	10.814	11.514	16	10.590	11.493	1*
2010	N/A	N/A	N/A	11.477	12.642	3	11.514	12.714	15	11.493	12.698	1*
2011	N/A	N/A	N/A	12.642	12.029	5	12.714	12.128	26	12.698	12.119	1*
2012	N/A	N/A	N/A	12.029	12.921	8	12.128	13.060	40	12.119	13.056	1*
2013	N/A	N/A	N/A	12.921	12.786	11	13.060	12.955	48	13.056	12.958	3
2014	N/A	N/A	N/A	12.786	12.964	10	12.955	13.169	35	12.958	13.178	2
Deutsche Equity 500 Index VIP(1)
2005	10.178	10.386	1*	13.021	13.354	16	13.074	13.442	34	10.117	10.416	3
2006	10.386	11.732	4	13.354	15.115	24	13.442	15.252	207	10.416	11.825	3
2007	11.732	12.079	1*	15.115	15.593	33	15.252	15.774	279	11.825	12.235	22
2008	N/A	N/A	N/A	15.593	9.596	33	15.774	9.732	277	12.235	7.552	28
2009	7.353	9.165	7	9.596	11.878	25	9.732	12.076	284	7.552	9.376	17
2010	9.165	10.287	6	11.878	13.360	26	12.076	13.617	266	9.376	10.578	15
2011	10.287	10.235	8	13.360	13.318	26	13.617	13.608	243	10.578	10.576	12
2012	10.235	11.579	7	13.318	15.097	24	13.608	15.465	149	10.576	12.026	14
2013	11.579	13.517	7	15.097	17.637	23	15.465	18.084	117	12.026	14.064	10

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Deutsche Small Cap Index VIP(5)
2005	N/A	N/A	N/A	15.593	15.926	10	10.304	10.773	13	N/A	N/A	N/A
2006	11.442	12.343	1*	15.926	18.331	21	10.773	12.431	89	11.508	12.441	1*
2007	N/A	N/A	N/A	18.331	17.615	32	12.431	11.975	140	12.441	11.991	2
2008	N/A	N/A	N/A	17.615	11.362	27	11.975	7.743	130	11.991	7.758	3
2009	7.621	9.431	3	11.362	14.090	19	7.743	9.627	72	7.758	9.650	1*
2010	9.431	11.658	2	14.090	17.452	13	9.627	11.954	66	9.650	11.987	1*
2011	11.658	10.904	2	17.452	16.356	9	11.954	11.231	60	11.987	11.268	1*
2012	10.904	12.385	2	16.356	18.615	5	11.231	12.815	48	11.268	12.863	1*
2013	12.385	14.473	2	18.615	21.769	5	12.815	15.000	47	12.863	15.059	1*
Fidelity VIP Contrafund
2005	10.023	11.209	34	13.826	15.841	225	13.937	16.008	287	13.909	15.985	18
2006	11.209	12.243	98	15.841	17.337	555	16.008	17.564	1,020	15.985	17.547	50
2007	12.243	14.077	131	17.337	19.974	687	17.564	20.286	1,651	17.547	20.277	146
2008	14.077	7.907	132	19.974	11.242	814	20.286	11.447	1,984	20.277	11.447	217
2009	7.907	10.500	182	11.242	14.958	1,083	11.447	15.268	2,486	11.447	15.276	242
2010	10.500	12.034	109	14.958	17.178	903	15.268	17.578	2,177	15.276	17.596	191
2011	12.034	11.467	105	17.178	16.402	789	17.578	16.826	1,925	17.596	16.851	157
2012	11.467	13.055	89	16.402	18.710	701	16.826	19.241	1,657	16.851	19.280	148
2013	13.055	16.757	77	18.710	24.064	639	19.241	24.809	1,419	19.280	24.872	131
2014	16.757	18.340	68	24.064	26.389	542	24.809	27.275	1251	24.872	27.357	126
Fidelity VIP Growth
2005	10.012	10.597	2	9.648	9.997	7	10.711	11.126	33	12.488	12.979	1*
2006	10.597	11.069	2	9.997	10.464	36	11.126	11.675	77	12.979	13.626	5
2007	11.069	13.743	2	10.464	13.017	228	11.675	14.560	221	13.626	17.002	11
2008	13.743	7.098	8	13.017	6.736	126	14.560	7.554	231	17.002	8.825	23
2009	7.098	8.903	10	6.736	8.467	172	7.554	9.518	224	8.825	11.125	18
2010	8.903	10.809	12	8.467	10.300	155	9.518	11.607	237	11.125	13.574	23
2011	10.809	10.591	14	10.300	10.113	159	11.607	11.425	274	13.574	13.368	24
2012	10.591	11.877	14	10.113	11.363	128	11.425	12.870	193	13.368	15.065	19
2013	11.877	15.833	13	11.363	15.178	125	12.870	17.234	152	15.065	20.184	18
2014	15.833	17.229	15	15.178	16.549	118	17.234	18.837	185	20.184	22.073	14
Fidelity VIP Mid Cap
2005	10.891	11.541	8	10.095	11.554	69	10.182	11.571	128	10.097	11.574	16
2006	11.541	12.716	55	11.554	12.756	323	11.571	12.806	564	11.574	12.816	56
2007	12.716	14.376	77	12.756	14.450	447	12.806	14.543	1,070	12.816	14.562	101
2008	14.376	8.510	85	14.450	8.571	584	14.543	8.648	1,334	14.562	8.663	139
2009	8.510	11.657	70	8.571	11.764	433	8.648	11.900	1,121	8.663	11.927	76
2010	11.657	14.691	25	11.764	14.856	393	11.900	15.064	1,177	11.927	15.106	75
2011	14.691	12.837	37	14.856	13.007	329	15.064	13.223	949	15.106	13.266	70
2012	12.837	14.416	24	13.007	14.636	292	13.223	14.915	825	13.266	14.972	60
2013	14.416	19.199	31	14.636	19.531	262	14.915	19.954	733	14.972	20.040	53
2014	19.199	19.954	28	19.531	20.340	217	19.954	20.832	659	20.040	20.932	45
Fidelity VIP Overseas(6)
2005	9.984	11.958	10	13.311	15.529	36	13.419	15.695	26	15.844	18.539	3
2006	11.958	13.804	11	15.529	17.962	77	15.695	18.200	124	18.539	21.509	7
2007	13.804	15.838	16	17.962	20.650	90	18.200	20.976	232	21.509	24.802	10
2008	15.838	8.700	14	20.650	11.366	65	20.976	11.575	229	24.802	13.692	11
2009	8.700	10.764	13	11.366	14.090	54	11.575	14.385	202	13.692	17.025	6
2010	10.764	11.904	10	14.090	15.614	45	14.385	15.981	189	17.025	18.923	5
2011	11.904	9.645	9	15.614	12.676	50	15.981	13.006	192	18.923	15.409	5
2012	9.645	11.380	2	12.676	14.987	44	13.006	15.416	152	15.409	18.273	5
2013	11.380	12.683	2	14.987	16.716	47	15.416	17.210	157	18.273	20.403	5
Franklin Income VIP
2006	11.164	11.198	20	10.027	11.212	102	10.210	11.229	420	10.424	11.232	93
2007	11.198	11.389	115	11.212	11.425	698	11.229	11.471	1,635	11.232	11.481	220
2008	11.389	7.852	99	11.425	7.894	812	11.471	7.945	2,201	11.481	7.956	292
2009	7.852	10.437	67	7.894	10.512	749	7.945	10.608	1,779	7.956	10.627	189
2010	10.437	11.527	82	10.512	11.634	446	10.608	11.768	1,596	10.627	11.795	153
2011	11.527	11.568	60	11.634	11.698	401	11.768	11.864	1,343	11.795	11.897	128
2012	11.568	12.773	49	11.698	12.943	355	11.864	13.159	1,196	11.897	13.203	116
2013	12.773	14.266	48	12.943	14.485	337	13.159	14.763	1,076	13.203	14.819	108
2014	14.266	14.629	21	14.485	14.883	277	14.763	15.207	938	14.819	15.273	95

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Franklin Mutual Shares VIP
2006	10.731	11.242	9	9.714	11.256	77	9.923	11.274	191	10.453	11.277	18
2007	11.242	11.403	36	11.256	11.440	416	11.274	11.486	1,090	11.277	11.495	92
2008	11.403	7.029	35	11.440	7.066	495	11.486	7.112	1,475	11.495	7.122	134
2009	7.029	8.685	41	7.066	8.748	399	7.112	8.827	1,094	7.122	8.843	75
2010	8.685	9.466	37	8.748	9.554	376	8.827	9.664	1,108	8.843	9.687	67
2011	9.466	9.182	38	9.554	9.286	358	9.664	9.416	925	9.687	9.443	56
2012	9.182	10.282	37	9.286	10.419	336	9.416	10.592	727	9.443	10.627	62
2013	10.282	12.927	37	10.419	13.126	254	10.592	13.377	584	10.627	13.428	54
2014	12.927	13.573	25	13.126	13.810	216	13.377	14.109	527	13.428	14.170	35
FTVIPT Franklin Small-Mid Cap Growth Securities(5)
2005	10.379	10.916	1*	12.708	13.079	29	12.811	13.218	21	14.227	14.686	2
2006	10.916	11.630	2	13.079	13.962	55	13.218	14.146	82	14.686	15.725	17
2007	11.630	12.681	26	13.962	15.255	129	14.146	15.494	251	15.725	17.232	34
2008	12.681	7.148	29	15.255	8.616	146	15.494	8.773	252	17.232	9.761	16
2009	7.148	10.059	16	8.616	12.149	107	8.773	12.402	195	9.761	13.806	13
2010	10.059	12.584	13	12.149	15.229	146	12.402	15.584	193	13.806	17.358	9
2011	12.584	11.739	11	15.229	14.234	78	15.584	14.603	148	17.358	16.273	7
2012	11.739	12.755	11	14.234	15.498	64	14.603	15.939	126	16.273	17.771	6
2013	12.755	14.844	9	15.498	18.049	57	15.939	18.580	116	17.771	20.720	6
Invesco V.I. International Growth
2014	N/A	N/A	N/A	22.983	22.268	1*	24.344	23.016	4	N/A	N/A	N/A
LVIP American Century VP Mid Cap Value RPM
2014	N/A	N/A	N/A	10.151	11.174	10	10.862	11.202	19	N/A	N/A	N/A
LVIP American Global Growth
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	12.351	11.007	3	12.366	11.049	4	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.007	13.201	3	11.049	13.284	6	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.201	16.686	1*	13.284	16.832	6	N/A	N/A	N/A
2014	N/A	N/A	N/A	16.686	16.694	1*	16.832	16.883	6	N/A	N/A	N/A
LVIP American Global Small Capitalization
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	12.736	10.072	3	12.752	10.110	3	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.072	11.649	9	10.110	11.722	3	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.649	14.620	3	11.722	14.748	3	N/A	N/A	N/A
2014	N/A	N/A	N/A	14.620	14.602	3	14.748	14.767	3	N/A	N/A	N/A
LVIP American Growth
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	12.467	11.671	3	12.482	11.715	28	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.671	13.463	9	11.715	13.548	40	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.463	17.144	7	13.548	17.295	39	N/A	N/A	N/A
2014	N/A	N/A	N/A	17.144	18.208	6	17.295	18.414	12	N/A	N/A	N/A
LVIP American Growth-Income
2010	N/A	N/A	N/A	N/A	N/A	N/A	11.956	12.166	5	N/A	N/A	N/A
2011	N/A	N/A	N/A	12.150	11.667	4	12.166	11.711	34	N/A	N/A	N/A
2012	N/A	N/A	N/A	11.667	13.412	9	11.711	13.496	57	N/A	N/A	N/A
2013	N/A	N/A	N/A	13.412	17.523	8	13.496	17.677	64	N/A	N/A	N/A
2014	N/A	N/A	N/A	17.523	18.977	6	17.677	19.192	20	N/A	N/A	N/A
LVIP American International
2010	N/A	N/A	N/A	N/A	N/A	N/A	12.092	12.259	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	12.244	10.303	4	12.259	10.341	3	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.303	11.885	7	10.341	11.959	3	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.885	14.142	4	11.959	14.266	3	N/A	N/A	N/A
2014	N/A	N/A	N/A	14.142	13.473	4	14.266	13.625	3	N/A	N/A	N/A

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Baron Growth Opportunities(7)
2006	N/A	N/A	N/A	9.822	10.606	7	9.310	10.623	26	N/A	N/A	N/A
2007	10.907	10.739	7	10.606	10.774	97	10.623	10.817	211	10.626	10.826	73
2008	10.739	6.406	8	10.774	6.440	171	10.817	6.482	301	10.826	6.491	70
2009	6.406	8.686	4	6.440	8.749	121	6.482	8.829	302	6.491	8.845	26
2010	8.686	10.761	4	8.749	10.861	110	8.829	10.987	314	8.845	11.012	26
2011	10.761	10.972	4	10.861	11.096	101	10.987	11.253	261	11.012	11.285	23
2012	10.972	12.717	4	11.096	12.886	89	11.253	13.101	213	11.285	13.145	20
2013	12.717	17.459	4	12.886	17.727	84	13.101	18.068	274	13.145	18.137	18
2014	17.459	17.944	3	17.727	18.256	74	18.068	18.654	211	18.137	18.734	14
LVIP BlackRock Emerging Markets RPM
2012	N/A	N/A	N/A	10.760	10.965	1*	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.965	9.894	5	10.640	9.927	13	N/A	N/A	N/A
2014	N/A	N/A	N/A	9.894	9.219	5	9.927	9.273	12	N/A	N/A	N/A
LVIP BlackRock Equity Dividend RPM
2005	10.029	10.451	3	10.142	10.463	11	10.009	10.478	33	10.114	10.481	1*
2006	10.451	11.370	4	10.463	11.406	26	10.478	11.451	80	10.481	11.460	18
2007	11.370	11.601	5	11.406	11.661	71	11.451	11.736	172	11.460	11.751	23
2008	11.601	6.995	11	11.661	7.046	59	11.736	7.109	174	11.751	7.122	32
2009	6.995	8.434	6	7.046	8.511	72	7.109	8.609	179	7.122	8.629	23
2010	8.434	9.725	4	8.511	9.834	75	8.609	9.972	176	8.629	10.000	23
2011	9.725	9.264	4	9.834	9.387	58	9.972	9.542	163	10.000	9.574	23
2012	9.264	10.596	4	9.387	10.758	87	9.542	10.963	116	9.574	11.005	29
2013	10.596	12.247	5	10.758	12.459	76	10.963	12.729	140	11.005	12.784	15
2014	12.247	12.392	5	12.459	12.632	48	12.729	12.938	171	12.784	13.000	14
LVIP BlackRock Global Allocation V.I. RPM
2013	N/A	N/A	N/A	10.156	10.395	50	9.771	10.411	19	10.170	10.414	12
2014	N/A	N/A	N/A	10.395	10.153	47	10.411	10.194	35	10.414	10.203	12
LVIP BlackRock Inflation Protected Bond
2010	10.042	10.074	1*	N/A	N/A	N/A	10.320	10.102	40	N/A	N/A	N/A
2011	10.074	11.047	19	10.086	11.083	87	10.102	11.128	347	10.105	11.137	83
2012	11.047	11.505	19	11.083	11.565	102	11.128	11.641	384	11.137	11.657	51
2013	11.505	10.311	41	11.565	10.385	427	11.641	10.480	1,337	11.657	10.499	146
2014	10.311	10.398	31	10.385	10.494	400	10.480	10.616	1233	10.499	10.641	138
LVIP Capital Growth
2007	N/A	N/A	N/A	9.872	10.691	11	10.097	10.708	7	10.061	10.711	1*
2008	N/A	N/A	N/A	10.691	6.118	9	10.708	6.143	13	10.711	6.148	5
2009	6.637	8.041	1*	6.118	8.084	34	6.143	8.137	45	6.148	8.147	11
2010	8.041	9.354	1*	8.084	9.421	57	8.137	9.507	55	8.147	9.524	14
2011	9.354	8.321	1*	9.421	8.398	35	9.507	8.496	34	9.524	8.515	15
2012	8.321	9.687	1*	8.398	9.797	61	8.496	9.935	46	8.515	9.963	12
2013	9.687	12.882	1*	9.797	13.054	37	9.935	13.271	56	9.963	13.315	6
2014	12.882	14.028	1*	13.054	14.243	19	13.271	14.517	47	13.315	14.572	5
LVIP Clarion Global Real Estate
2007	9.235	8.201	30	9.556	8.211	74	10.062	8.223	338	9.276	8.226	36
2008	8.201	4.648	21	8.211	4.663	179	8.223	4.682	487	8.226	4.686	67
2009	4.648	6.264	16	4.663	6.297	119	4.682	6.338	486	4.686	6.346	43
2010	6.264	7.224	13	6.297	7.277	111	6.338	7.343	496	6.346	7.356	42
2011	7.224	6.450	13	7.277	6.510	94	7.343	6.586	469	7.356	6.601	37
2012	6.450	7.865	12	6.510	7.954	81	6.586	8.066	441	6.601	8.089	33
2013	7.865	7.944	13	7.954	8.049	79	8.066	8.184	445	8.089	8.211	43
2014	7.944	8.845	14	8.049	8.981	64	8.184	9.154	386	8.211	9.189	41
LVIP ClearBridge Variable Appreciation RPM
2014	N/A	N/A	N/A	9.869	10.407	1*	10.085	10.433	1*	N/A	N/A	N/A

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Columbia Small-Mid Cap Growth RPM
2007	10.599	10.922	1*	10.030	10.826	73	9.906	10.843	91	9.700	10.846	7
2008	10.922	5.413	1*	10.826	5.376	55	10.843	5.398	87	10.846	5.403	25
2009	5.413	7.856	1*	5.376	7.818	36	5.398	7.869	88	5.403	7.879	20
2010	7.856	9.774	2	7.818	9.747	108	7.869	9.835	131	7.879	9.853	18
2011	9.774	8.831	13	9.747	8.823	41	9.835	8.926	86	9.853	8.946	18
2012	8.831	9.194	2	8.823	9.204	29	8.926	9.335	70	8.946	9.361	18
2013	9.194	11.222	2	9.204	11.257	25	9.335	11.445	66	9.361	11.483	13
2014	11.222	10.169	2	11.257	10.222	31	11.445	10.419	65	11.483	10.458	12
LVIP Delaware Bond
2005	9.929	9.861	57	10.322	10.380	150	10.008	9.886	413	9.906	9.889	26
2006	9.861	10.096	99	10.380	10.648	523	9.886	10.167	1,195	9.889	10.175	70
2007	10.096	10.407	115	10.648	10.999	686	10.167	10.529	1,990	10.175	10.542	186
2008	10.407	9.869	153	10.999	10.451	826	10.529	10.029	2,303	10.542	10.047	289
2009	9.869	11.461	120	10.451	12.161	993	10.029	11.699	2,679	10.047	11.726	305
2010	11.461	12.146	114	12.161	12.914	936	11.699	12.454	2,379	11.726	12.489	330
2011	12.146	12.770	101	12.914	13.604	806	12.454	13.153	2,106	12.489	13.196	232
2012	12.770	13.298	80	13.604	14.195	778	13.153	13.758	2,133	13.196	13.810	236
2013	13.298	12.690	79	14.195	13.573	705	13.758	13.188	1,665	13.810	13.245	210
2014	12.690	13.135	30	13.573	14.078	631	13.188	13.713	1546	13.245	13.779	194
LVIP Delaware Diversified Floating Rate
2010	N/A	N/A	N/A	10.030	10.028	1*	10.049	10.043	6	10.051	10.046	6
2011	10.015	9.769	5	10.028	9.801	15	10.043	9.841	139	10.046	9.849	7
2012	9.769	9.955	46	9.801	10.007	40	9.841	10.073	79	9.849	10.086	8
2013	9.955	9.807	22	10.007	9.878	136	10.073	9.968	424	10.086	9.986	54
2014	9.807	9.648	25	9.878	9.737	105	9.968	9.851	324	9.986	9.873	60
LVIP Delaware Foundation Aggressive Allocation(8)
2005	10.078	10.557	5	12.607	13.191	7	10.113	10.584	12	10.608	10.587	5
2006	10.557	11.820	7	13.191	14.798	22	10.584	11.904	57	10.587	11.913	20
2007	11.820	12.294	22	14.798	15.423	140	11.904	12.437	298	11.913	12.453	29
2008	12.294	8.027	16	15.423	10.090	128	12.437	8.157	213	12.453	8.171	36
2009	8.027	10.359	9	10.090	13.047	84	8.157	10.574	151	8.171	10.598	22
2010	10.359	11.393	9	13.047	14.378	45	10.574	11.682	137	10.598	11.715	13
2011	11.393	10.914	8	14.378	13.801	39	11.682	11.241	124	11.715	11.278	11
2012	10.914	12.090	8	13.801	15.319	35	11.241	12.509	113	11.278	12.556	8
2013	12.090	14.213	8	15.319	18.045	33	12.509	14.772	89	12.556	14.835	8
2014	14.213	14.500	7	18.045	18.446	30	14.772	15.138	58	14.835	15.210	8
LVIP Delaware Growth and Income
2005	10.507	10.344	1*	N/A	N/A	N/A	10.305	10.370	12	N/A	N/A	N/A
2006	10.344	11.364	2	10.496	11.400	13	10.370	11.444	102	10.789	11.453	1*
2007	11.364	11.791	2	11.400	11.851	34	11.444	11.928	187	11.453	11.943	16
2008	N/A	N/A	N/A	11.851	7.450	43	11.928	7.517	212	11.943	7.530	23
2009	N/A	N/A	N/A	7.450	9.091	65	7.517	9.195	259	7.530	9.216	16
2010	N/A	N/A	N/A	9.091	10.049	61	9.195	10.189	265	9.216	10.218	13
2011	N/A	N/A	N/A	10.049	9.952	52	10.189	10.117	220	10.218	10.150	12
2012	N/A	N/A	N/A	9.952	11.233	41	10.117	11.447	193	10.150	11.491	6
2013	N/A	N/A	N/A	11.233	14.651	40	11.447	14.968	185	11.491	15.032	2
2014	N/A	N/A	N/A	14.651	16.228	34	14.968	16.621	153	15.032	16.701	5
LVIP Delaware Social Awareness
2005	10.031	10.745	33	13.524	14.844	20	10.150	10.773	57	10.291	10.776	8
2006	10.745	11.799	34	14.844	16.332	55	10.773	11.883	99	10.776	11.892	2
2007	11.799	11.879	35	16.332	16.475	68	11.883	12.017	135	11.892	12.032	15
2008	11.879	7.610	33	16.475	10.576	36	12.017	7.734	129	12.032	7.747	15
2009	7.610	9.663	33	10.576	13.456	63	7.734	9.864	124	7.747	9.887	18
2010	9.663	10.531	30	13.456	14.694	51	9.864	10.798	90	9.887	10.829	18
2011	10.531	10.352	29	14.694	14.473	45	10.798	10.663	67	10.829	10.698	14
2012	10.352	11.657	14	14.473	16.330	46	10.663	12.061	56	10.698	12.107	13
2013	11.657	15.450	12	16.330	21.687	50	12.061	16.058	85	12.107	16.127	11
2014	15.450	17.385	5	21.687	24.452	43	16.058	18.150	81	16.127	18.237	12

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Delaware Special Opportunities
2007	9.511	9.119	1*	9.075	9.131	5	8.915	9.145	7	9.804	9.148	3
2008	9.119	5.644	1*	9.131	5.663	16	9.145	5.686	35	9.148	5.690	17
2009	5.644	7.191	2	5.663	7.230	25	5.686	7.277	39	5.690	7.287	8
2010	7.191	9.176	4	7.230	9.244	28	7.277	9.328	123	7.287	9.345	10
2011	9.176	8.497	4	9.244	8.577	30	9.328	8.676	81	9.345	8.696	8
2012	8.497	9.539	4	8.577	9.648	28	8.676	9.784	63	8.696	9.812	7
2013	9.539	12.466	3	9.648	12.633	23	9.784	12.844	66	9.812	12.886	6
2014	12.466	13.105	3	12.633	13.308	30	12.844	13.564	57	12.886	13.615	7
LVIP Dimensional Non-U.S. Equity RPM
2011	8.748	8.279	3	10.153	8.290	8	9.630	8.303	12	N/A	N/A	N/A
2012	8.279	9.615	3	8.290	9.646	18	8.303	9.685	19	9.067	9.693	1*
2013	9.615	10.822	3	9.646	10.879	32	9.685	10.951	69	9.693	10.966	1*
2014	10.822	9.787	3	10.879	9.859	22	10.951	9.949	60	10.966	9.967	1*
LVIP Dimensional U.S. Equity RPM
2011	8.686	9.332	6	10.158	9.344	14	8.712	9.359	9	N/A	N/A	N/A
2012	9.332	10.713	6	9.344	10.748	20	9.359	10.792	15	10.289	10.801	1*
2013	10.713	13.531	5	10.748	13.602	23	10.792	13.692	91	10.801	13.710	6
2014	13.531	13.851	6	13.602	13.952	29	13.692	14.079	54	13.710	14.105	6
LVIP Dimensional/Vanguard Total Bond
2011	10.193	10.318	88	10.036	10.331	14	9.999	10.347	39	10.215	10.350	3
2012	10.318	10.466	2	10.331	10.500	57	10.347	10.543	117	10.350	10.551	5
2013	10.466	9.950	1*	10.500	10.003	50	10.543	10.068	98	10.551	10.082	16
2014	9.950	10.182	1*	10.003	10.256	60	10.068	10.349	108	10.082	10.368	20
LVIP Franklin Mutual Shares VIP RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	9.983	10.273	4	N/A	N/A	N/A
LVIP Global Income
2009	N/A	N/A	N/A	10.112	10.661	4	10.103	10.673	40	10.444	10.682	3
2010	10.649	11.421	1*	10.661	11.457	34	10.673	11.498	105	10.682	11.514	3
2011	11.421	11.287	6	11.457	11.346	36	11.498	11.415	160	11.514	11.436	14
2012	11.287	11.885	5	11.346	11.971	41	11.415	12.074	152	11.436	12.103	16
2013	11.885	11.293	1*	11.971	11.398	51	12.074	11.524	173	12.103	11.557	6
2014	11.293	11.256	1*	11.398	11.383	37	11.524	11.538	175	11.557	11.577	15
LVIP Growth Fund(9)
2005	N/A	N/A	N/A	10.186	10.809	3	10.198	10.825	20	10.273	10.827	1*
2006	9.950	11.209	1*	10.809	11.244	5	10.825	11.288	53	10.827	11.297	1*
LVIP Growth Opportunities(10)
2005	N/A	N/A	N/A	10.944	11.430	4	11.161	11.446	1*	N/A	N/A	N/A
2006	11.426	12.298	1*	11.430	12.336	7	11.446	12.385	27	12.239	12.395	14
LVIP Invesco Diversified Equity-Income RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Invesco V.I. Comstock RPM
2014	N/A	N/A	N/A	9.923	10.262	3	10.047	10.287	20	N/A	N/A	N/A
LVIP JPMorgan High Yield
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.722	10.809	5	N/A	N/A	N/A
2011	10.778	10.833	4	10.792	10.868	299	10.809	10.912	318	10.812	10.921	7
2012	10.833	12.172	3	10.868	12.236	140	10.912	12.316	300	10.921	12.332	8
2013	12.172	12.683	2	12.236	12.775	70	12.316	12.891	194	12.332	12.914	18
2014	12.683	12.753	2	12.775	12.871	35	12.891	13.021	187	12.914	13.051	20
LVIP JPMorgan Mid Cap Value RPM
2007	N/A	N/A	N/A	10.079	9.347	4	9.111	9.361	5	10.324	9.364	4
2008	6.575	6.027	1*	9.347	6.046	33	9.361	6.071	42	9.364	6.076	5
2009	6.027	7.346	2	6.046	7.385	11	6.071	7.433	26	6.076	7.443	3
2010	7.346	8.961	3	7.385	9.027	21	7.433	9.109	51	7.443	9.125	3
2011	8.961	8.608	3	9.027	8.688	22	9.109	8.789	62	9.125	8.809	21
2012	8.608	9.574	3	8.688	9.682	22	8.789	9.819	40	8.809	9.846	19
2013	9.574	11.623	3	9.682	11.778	30	9.819	11.975	33	9.846	12.015	16
2014	11.623	12.287	3	11.778	12.476	27	11.975	12.716	50	12.015	12.765	15

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Managed Risk Profile 2010
2007	N/A	N/A	N/A	10.042	10.425	1*	10.283	10.440	3	N/A	N/A	N/A
2008	N/A	N/A	N/A	10.425	7.772	11	10.440	7.802	19	8.523	7.809	1*
2009	N/A	N/A	N/A	7.772	9.472	11	7.802	9.534	30	7.809	9.546	2
2010	N/A	N/A	N/A	9.472	10.344	9	9.534	10.437	26	9.546	10.456	1*
2011	N/A	N/A	N/A	10.344	10.260	10	10.437	10.378	27	10.456	10.402	1*
2012	N/A	N/A	N/A	10.260	10.911	10	10.378	11.064	26	10.402	11.095	1*
2013	N/A	N/A	N/A	10.911	11.644	8	11.064	11.837	20	11.095	11.877	1*
2014	N/A	N/A	N/A	11.644	11.953	8	11.837	12.182	19	N/A	N/A	N/A
LVIP Managed Risk Profile 2020
2007	N/A	N/A	N/A	9.933	10.271	1*	9.548	10.287	9	N/A	N/A	N/A
2008	N/A	N/A	N/A	10.271	7.357	138	10.287	7.387	78	8.125	7.393	1*
2009	7.524	9.010	4	7.357	9.057	143	7.387	9.117	81	7.393	9.129	16
2010	N/A	N/A	N/A	9.057	9.941	124	9.117	10.031	80	9.129	10.050	15
2011	N/A	N/A	N/A	9.941	9.759	123	10.031	9.872	79	10.050	9.895	1*
2012	N/A	N/A	N/A	9.759	10.361	121	9.872	10.508	92	9.895	10.538	1*
2013	N/A	N/A	N/A	10.361	11.281	25	10.508	11.469	162	10.538	11.507	1*
2014	N/A	N/A	N/A	11.281	11.537	25	11.469	11.758	133	N/A	N/A	N/A
LVIP Managed Risk Profile 2030
2007	N/A	N/A	N/A	9.923	10.377	3	9.566	10.393	6	N/A	N/A	N/A
2008	N/A	N/A	N/A	10.377	7.037	3	10.393	7.066	25	7.839	7.072	1*
2009	N/A	N/A	N/A	7.037	8.823	94	7.066	8.881	64	7.072	8.892	4
2010	N/A	N/A	N/A	8.823	9.728	16	8.881	9.816	63	8.892	9.833	4
2011	N/A	N/A	N/A	9.728	9.476	19	9.816	9.587	77	9.833	9.608	4
2012	N/A	N/A	N/A	9.476	10.018	15	9.587	10.159	80	9.608	10.188	4
2013	N/A	N/A	N/A	10.018	11.163	13	10.159	11.349	105	10.188	11.386	4
2014	N/A	N/A	N/A	11.163	11.391	13	11.349	11.610	60	11.386	11.654	2
LVIP Managed Risk Profile 2040
2007	N/A	N/A	N/A	10.316	10.203	3	10.284	10.219	2	N/A	N/A	N/A
2008	N/A	N/A	N/A	10.203	6.442	1*	10.219	6.468	52	N/A	N/A	N/A
2009	N/A	N/A	N/A	6.442	8.265	1*	6.468	8.320	29	N/A	N/A	N/A
2010	N/A	N/A	N/A	8.265	9.205	2	8.320	9.288	30	N/A	N/A	N/A
2011	N/A	N/A	N/A	9.205	8.886	1*	9.288	8.989	27	N/A	N/A	N/A
2012	N/A	N/A	N/A	8.886	9.326	1*	8.989	9.457	16	N/A	N/A	N/A
2013	N/A	N/A	N/A	9.326	10.648	1*	9.457	10.825	31	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.648	10.795	1*	10.825	11.001	32	N/A	N/A	N/A
LVIP Managed Risk Profile Conservative
2005	10.137	10.231	1*	10.153	10.243	32	10.012	10.257	158	N/A	N/A	N/A
2006	10.231	10.938	4	10.243	10.972	144	10.257	11.015	468	10.397	11.024	3
2007	10.938	11.526	16	10.972	11.585	464	11.015	11.660	777	11.024	11.675	128
2008	11.526	9.191	57	11.585	9.257	600	11.660	9.340	1,268	11.675	9.356	121
2009	9.191	11.220	60	9.257	11.323	652	9.340	11.453	1,689	9.356	11.479	99
2010	11.220	12.123	288	11.323	12.259	551	11.453	12.431	1,640	11.479	12.465	102
2011	12.123	12.290	276	12.259	12.453	590	12.431	12.659	1,392	12.465	12.701	101
2012	12.290	13.192	273	12.453	13.393	604	12.659	13.649	1,619	12.701	13.700	84
2013	13.192	14.155	122	13.393	14.400	521	13.649	14.712	1,360	13.700	14.775	115
2014	14.155	14.628	140	14.400	14.911	503	14.712	15.272	1207	14.775	15.345	99
LVIP Managed Risk Profile Growth
2005	10.466	10.625	1*	10.000	10.637	322	10.122	10.652	620	10.000	10.655	8
2006	10.625	11.857	9	10.637	11.895	844	10.652	11.941	1,783	10.655	11.951	52
2007	11.857	12.732	508	11.895	12.797	1,328	11.941	12.880	3,079	11.951	12.896	196
2008	12.732	8.288	31	12.797	8.348	1,698	12.880	8.423	3,607	12.896	8.438	332
2009	8.288	10.457	25	8.348	10.553	1,619	8.423	10.674	3,960	8.438	10.699	360
2010	10.457	11.524	23	10.553	11.653	1,433	10.674	11.816	3,443	10.699	11.849	315
2011	11.524	11.267	23	11.653	11.417	1,339	11.816	11.606	3,293	11.849	11.644	289
2012	11.267	12.025	28	11.417	12.208	1,254	11.606	12.442	2,712	11.644	12.489	196
2013	12.025	13.350	222	12.208	13.581	1,089	12.442	13.875	2,610	12.489	13.935	220
2014	13.350	13.505	202	13.581	13.766	1053	13.875	14.100	2207	13.935	14.167	197

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Managed Risk Profile Moderate
2005	N/A	N/A	N/A	10.006	10.460	246	10.000	10.475	618	10.083	10.478	72
2006	10.575	11.447	56	10.460	11.483	865	10.475	11.528	2,596	10.478	11.537	174
2007	11.447	12.230	96	11.483	12.293	1,377	11.528	12.372	4,178	11.537	12.388	309
2008	12.230	8.774	121	12.293	8.837	1,683	12.372	8.916	6,115	12.388	8.932	297
2009	8.774	10.985	190	8.837	11.085	1,544	8.916	11.213	6,456	8.932	11.238	285
2010	10.985	12.025	98	11.085	12.159	1,346	11.213	12.330	5,783	11.238	12.364	171
2011	12.025	11.894	85	12.159	12.052	1,151	12.330	12.251	5,027	12.364	12.291	199
2012	11.894	12.745	79	12.052	12.940	1,085	12.251	13.187	4,548	12.291	13.237	227
2013	12.745	13.940	39	12.940	14.181	922	13.187	14.488	3,943	13.237	14.550	191
2014	13.940	14.194	23	14.181	14.469	841	14.488	14.819	3421	14.550	14.890	110
LVIP MFS International Growth RPM
2013	N/A	N/A	N/A	9.956	10.036	16	9.826	10.052	26	N/A	N/A	N/A
2014	N/A	N/A	N/A	10.036	9.133	21	10.052	9.171	31	10.057	9.179	1*
LVIP MFS International Growth
2007	N/A	N/A	N/A	9.831	11.135	82	9.897	11.153	146	10.339	11.156	6
2008	9.929	5.552	2	11.135	5.570	79	11.153	5.593	213	11.156	5.597	47
2009	5.552	7.375	31	5.570	7.413	102	5.593	7.462	269	5.597	7.472	48
2010	7.375	8.156	4	7.413	8.215	186	7.462	8.290	262	7.472	8.305	36
2011	8.156	7.187	4	8.215	7.253	102	8.290	7.338	147	8.305	7.354	27
2012	7.187	8.391	4	7.253	8.485	77	7.338	8.605	138	7.354	8.630	21
2013	8.391	9.320	4	8.485	9.444	83	8.605	9.602	146	8.630	9.634	33
2014	9.320	8.652	4	9.444	8.785	84	9.602	8.954	137	9.634	8.988	29
LVIP MFS Value
2007	9.846	9.686	1*	10.002	9.698	25	9.979	9.713	35	9.328	9.716	3
2008	9.686	6.412	1*	9.698	6.433	148	9.713	6.459	176	9.716	6.464	18
2009	6.412	7.584	27	6.433	7.624	132	6.459	7.674	318	6.464	7.684	67
2010	7.584	8.275	36	7.624	8.335	149	7.674	8.411	328	7.684	8.426	70
2011	8.275	8.083	53	8.335	8.157	130	8.411	8.252	271	8.426	8.271	49
2012	8.083	9.194	49	8.157	9.297	92	8.252	9.429	201	8.271	9.455	44
2013	9.194	12.222	49	9.297	12.384	107	9.429	12.591	307	9.455	12.633	49
2014	12.222	13.205	48	12.384	13.408	86	12.591	13.666	248	12.633	13.718	40
LVIP Mid-Cap Value
2007	9.550	8.617	1*	10.004	8.627	31	9.784	8.641	116	10.128	8.643	4
2008	8.617	4.996	1*	8.627	5.012	54	8.641	5.032	97	8.643	5.036	11
2009	4.996	6.957	1*	5.012	6.994	27	5.032	7.040	104	5.036	7.049	6
2010	6.957	8.429	1*	6.994	8.490	32	7.040	8.567	97	7.049	8.582	6
2011	8.429	7.473	1*	8.490	7.542	35	8.567	7.630	76	8.582	7.647	6
2012	7.473	9.069	1*	7.542	9.171	29	7.630	9.301	103	7.647	9.327	4
2013	9.069	11.896	1*	9.171	12.054	34	9.301	12.255	79	9.327	12.296	3
2014	11.896	12.595	1*	12.054	12.788	49	12.255	13.034	95	12.296	13.084	2
LVIP Mondrian International Value
2005	9.996	11.075	18	15.542	17.136	47	10.125	11.103	95	10.556	11.107	6
2006	11.075	14.078	18	17.136	21.827	116	11.103	14.178	345	11.107	14.189	28
2007	14.078	15.346	15	21.827	23.840	124	14.178	15.524	421	14.189	15.544	58
2008	15.346	9.505	15	23.840	14.795	106	15.524	9.659	440	15.544	9.676	53
2009	9.505	11.266	25	14.795	17.571	77	9.659	11.500	416	9.676	11.526	38
2010	11.266	11.287	18	17.571	17.640	71	11.500	11.573	383	11.526	11.606	26
2011	11.287	10.570	18	17.640	16.553	65	11.573	10.888	361	11.606	10.924	22
2012	10.570	11.329	3	16.553	17.776	60	10.888	11.721	311	10.924	11.766	22
2013	11.329	13.499	8	17.776	21.224	102	11.721	14.030	526	11.766	14.090	43
2014	13.499	12.865	7	21.224	20.268	89	14.030	13.432	506	14.090	13.496	42

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Money Market
2005	10.001	10.054	23	9.794	9.863	17	10.005	10.080	221	N/A	N/A	N/A
2006	10.054	10.290	134	9.863	10.115	317	10.080	10.363	1,007	10.096	10.371	128
2007	10.290	10.561	217	10.115	10.402	1,123	10.363	10.684	2,132	10.371	10.697	217
2008	10.561	10.568	57	10.402	10.430	1,844	10.684	10.739	3,279	10.697	10.758	409
2009	10.568	10.368	45	10.430	10.252	542	10.739	10.583	1,923	10.758	10.607	430
2010	10.368	10.167	54	10.252	10.074	497	10.583	10.425	1,191	10.607	10.453	348
2011	10.167	9.968	87	10.074	9.897	335	10.425	10.267	1,034	10.453	10.301	117
2012	9.968	9.773	84	9.897	9.723	505	10.267	10.112	1,296	10.301	10.150	88
2013	9.773	9.582	66	9.723	9.552	356	10.112	9.959	1,067	10.150	10.001	64
2014	9.582	9.395	47	9.552	9.384	395	9.959	9.808	1086	10.001	9.855	102
LVIP Multi-Manager Global Equity RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond
2014	9.971	9.874	12	9.977	9.887	12	9.983	9.903	19	N/A	N/A	N/A
LVIP SSGA Bond Index
2008	9.999	10.438	17	10.053	10.448	269	10.052	10.462	767	10.059	10.465	71
2009	10.438	10.667	44	10.448	10.699	537	10.462	10.740	1,647	10.465	10.748	131
2010	10.667	11.052	35	10.699	11.108	588	10.740	11.178	1,793	10.748	11.192	99
2011	11.052	11.606	21	11.108	11.688	564	11.178	11.791	1,572	11.192	11.812	97
2012	11.606	11.786	21	11.688	11.893	617	11.791	12.028	1,511	11.812	12.055	89
2013	11.786	11.227	23	11.893	11.352	523	12.028	11.510	1,505	12.055	11.542	76
2014	11.227	11.609	24	11.352	11.761	482	11.510	11.954	1422	11.542	11.993	53
LVIP SSgA Conservative Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	10.443	10.534	28	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	10.534	11.286	37	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	11.286	11.839	32	11.565	11.859	1*
2014	N/A	N/A	N/A	N/A	N/A	N/A	11.839	12.177	33	N/A	N/A	N/A
LVIP SSgA Conservative Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.385	10.459	28	10.396	10.496	56	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.459	11.103	28	10.496	11.171	137	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.103	11.647	31	11.171	11.747	94	11.389	11.767	3
2014	11.461	11.937	3	11.647	12.043	30	11.747	12.176	90	11.767	12.203	3
LVIP SSGA Developed International 150
2008	5.921	6.247	2	9.673	6.254	95	9.407	6.262	150	9.371	6.263	41
2009	6.247	8.838	8	6.254	8.865	106	6.262	8.898	297	6.263	8.905	36
2010	8.838	9.269	15	8.865	9.316	124	8.898	9.375	321	8.905	9.387	26
2011	9.269	7.963	16	9.316	8.019	131	9.375	8.090	302	9.387	8.104	15
2012	7.963	8.848	17	8.019	8.929	122	8.090	9.030	292	8.104	9.051	14
2013	8.848	10.409	16	8.929	10.524	117	9.030	10.671	259	9.051	10.700	11
2014	10.409	10.269	16	10.524	10.403	122	10.671	10.574	260	10.700	10.609	7
LVIP SSGA Emerging Markets 100
2008	5.388	6.039	2	9.882	6.046	84	9.734	6.053	110	9.742	6.055	30
2009	6.039	11.216	15	6.046	11.250	226	6.053	11.293	359	6.055	11.302	55
2010	11.216	14.012	5	11.250	14.082	160	11.293	14.169	307	11.302	14.189	46
2011	14.012	11.653	7	14.082	11.735	136	14.169	11.837	275	14.189	11.860	37
2012	11.653	12.836	11	11.735	12.953	108	11.837	13.098	264	11.860	13.130	20
2013	12.836	12.195	11	12.953	12.330	104	13.098	12.500	259	13.130	12.537	15
2014	12.195	11.522	12	12.330	11.673	106	12.500	11.863	232	12.537	11.904	13

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSgA Global Tactical Allocation RPM(11)
2005	10.563	10.860	1*	10.016	10.872	7	10.155	10.888	100	N/A	N/A	N/A
2006	10.860	12.375	3	10.872	12.414	53	10.888	12.463	426	10.923	12.473	5
2007	12.375	13.434	615	12.414	13.503	250	12.463	13.590	526	12.473	13.607	9
2008	13.434	7.819	5	13.503	7.875	242	13.590	7.946	508	13.607	7.960	20
2009	N/A	N/A	N/A	7.875	10.091	86	7.946	10.207	404	7.960	10.231	16
2010	9.999	10.632	57	10.091	10.751	61	10.207	10.902	371	10.231	10.933	15
2011	10.632	10.418	57	10.751	10.555	75	10.902	10.730	508	10.933	10.766	21
2012	10.418	11.322	57	10.555	11.495	75	10.730	11.715	500	10.766	11.759	22
2013	N/A	N/A	N/A	11.495	12.366	93	11.715	12.634	449	11.759	12.689	23
2014	N/A	N/A	N/A	12.366	12.596	83	12.634	12.901	439	12.689	12.963	22
LVIP SSgA International Index
2008	6.091	6.383	2	9.604	6.390	97	9.601	6.398	153	9.384	6.400	35
2009	6.383	7.980	42	6.390	8.004	155	6.398	8.034	411	6.400	8.040	49
2010	7.980	8.352	17	8.004	8.394	173	8.034	8.447	473	8.040	8.458	39
2011	8.352	7.156	12	8.394	7.206	255	8.447	7.270	555	8.458	7.283	28
2012	7.156	8.264	11	7.206	8.338	221	7.270	8.433	497	7.283	8.452	26
2013	8.264	9.776	13	8.338	9.885	258	8.433	10.022	739	8.452	10.050	35
2014	9.776	9.000	13	9.885	9.118	275	10.022	9.268	707	10.050	9.298	31
LVIP SSgA International RPM
2014	N/A	N/A	N/A	10.137	9.153	1*	10.185	9.177	5	10.111	9.181	1*
LVIP SSgA Large Cap 100
2008	6.890	6.958	4	9.791	6.965	141	9.473	6.975	242	9.722	6.976	51
2009	6.958	9.205	13	6.965	9.233	196	6.975	9.268	612	6.976	9.275	80
2010	9.205	10.728	17	9.233	10.782	218	9.268	10.850	664	9.275	10.863	42
2011	10.728	10.732	16	10.782	10.808	211	10.850	10.903	568	10.863	10.923	35
2012	10.732	11.777	15	10.808	11.883	186	10.903	12.018	460	10.923	12.046	30
2013	11.777	15.641	14	11.883	15.814	166	12.018	16.034	429	12.046	16.078	31
2014	15.641	17.851	12	15.814	18.085	147	16.034	18.383	370	16.078	18.443	17
LVIP SSgA Large Cap RPM
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.571	10.888	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.888	11.388	3	N/A	N/A	N/A
LVIP SSgA Moderate Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.621	10.657	10
2011	N/A	N/A	N/A	10.643	10.403	18	N/A	N/A	N/A	10.657	10.448	10
2012	N/A	N/A	N/A	10.403	11.386	31	11.014	11.455	16	10.448	11.469	56
2013	N/A	N/A	N/A	11.386	12.545	41	11.455	12.653	55	11.469	12.674	56
2014	N/A	N/A	N/A	12.545	12.833	53	12.653	12.975	53	12.674	13.004	55
LVIP SSgA Moderate Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.546	10.362	5	10.557	10.399	79	N/A	N/A	N/A
2012	11.032	11.168	114	10.362	11.222	5	10.399	11.290	50	11.208	11.304	9
2013	11.168	12.319	179	11.222	12.403	296	11.290	12.510	664	11.304	12.531	50
2014	12.319	12.714	140	12.403	12.827	272	12.510	12.969	615	12.531	12.998	48
LVIP SSgA Moderately Aggressive Index Allocation
2010	N/A	N/A	N/A	10.549	10.781	6	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.781	10.294	8	N/A	N/A	N/A	N/A	N/A	N/A
2012	10.358	11.326	223	10.294	11.381	23	11.074	11.450	24	11.158	11.464	1*
2013	N/A	N/A	N/A	11.381	12.802	12	11.450	12.912	10	11.464	12.934	3
2014	12.382	12.930	3	12.802	13.045	12	12.912	13.190	9	12.934	13.219	2
LVIP SSgA Moderately Aggressive Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.719	10.852	2	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.841	10.435	2	10.852	10.472	13	10.855	10.480	9
2012	N/A	N/A	N/A	10.435	11.388	2	10.472	11.457	13	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.388	12.849	8	11.457	12.959	27	N/A	N/A	N/A
2014	12.762	13.136	21	12.849	13.253	8	12.959	13.400	30	12.807	13.430	1*

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSgA S&P 500 Index(12)
2005	N/A	N/A	N/A	N/A	N/A	N/A	10.077	10.251	1*	N/A	N/A	N/A
2006	N/A	N/A	N/A	10.645	11.427	11	10.251	11.472	14	N/A	N/A	N/A
2007	11.283	11.219	556	11.410	11.277	42	11.464	11.350	63	11.639	11.364	48
2008	11.219	6.890	565	11.277	6.939	202	11.350	7.001	456	11.364	7.014	98
2009	6.890	8.495	612	6.939	8.573	363	7.001	8.671	933	7.014	8.691	136
2010	8.495	9.529	217	8.573	9.636	369	8.671	9.771	986	8.691	9.798	130
2011	9.529	9.490	279	9.636	9.615	447	9.771	9.775	965	9.798	9.807	87
2012	9.490	10.731	16	9.615	10.894	344	9.775	11.102	906	9.807	11.144	85
2013	10.731	13.850	62	10.894	14.089	546	11.102	14.394	1,335	11.144	14.456	148
2014	13.850	15.360	64	14.089	15.657	549	14.394	16.036	1275	14.456	16.113	125
LVIP SSgA Small-Cap Index
2007	9.397	9.125	5	10.077	9.136	11	9.913	9.150	38	9.057	9.153	4
2008	9.125	5.891	6	9.136	5.910	90	9.150	5.934	218	9.153	5.939	46
2009	5.891	7.258	50	5.910	7.297	125	5.934	7.344	322	5.939	7.354	48
2010	7.258	8.955	11	7.297	9.021	114	7.344	9.102	320	7.354	9.119	32
2011	8.955	8.356	9	9.021	8.434	188	9.102	8.532	360	9.119	8.552	25
2012	8.356	9.469	8	8.434	9.577	133	8.532	9.712	334	8.552	9.739	21
2013	9.469	12.769	20	9.577	12.939	240	9.712	13.155	541	9.739	13.198	26
2014	12.769	13.068	19	12.939	13.269	177	13.155	13.524	455	13.198	13.576	28
LVIP SSgA Small-Cap RPM
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.599	11.155	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.229	10.760	2	11.155	10.804	5	N/A	N/A	N/A
LVIP SSgA Small-Mid Cap 200
2008	6.938	7.209	1*	10.149	7.216	45	9.697	7.225	81	10.120	7.227	16
2009	7.209	10.690	4	7.216	10.722	53	7.225	10.763	205	7.227	10.772	18
2010	10.690	13.353	5	10.722	13.420	137	10.763	13.505	190	10.772	13.522	25
2011	13.353	12.767	5	13.420	12.857	51	13.505	12.971	134	13.522	12.994	14
2012	12.767	14.209	8	12.857	14.338	46	12.971	14.501	112	12.994	14.534	6
2013	14.209	18.685	7	14.338	18.892	46	14.501	19.155	114	14.534	19.208	9
2014	18.685	19.056	7	18.892	19.305	43	19.155	19.623	95	19.208	19.687	5
LVIP T. Rowe Price Growth Stock
2007	10.082	9.899	38	10.112	9.911	24	9.840	9.927	73	10.203	9.930	1*
2008	9.899	5.629	4	9.911	5.647	16	9.927	5.670	79	9.930	5.674	21
2009	5.629	7.875	5	5.647	7.916	43	5.670	7.968	314	5.674	7.978	68
2010	7.875	8.988	5	7.916	9.053	73	7.968	9.135	425	7.978	9.152	49
2011	8.988	8.643	5	9.053	8.723	56	9.135	8.824	353	9.152	8.845	47
2012	8.643	9.998	5	8.723	10.111	62	8.824	10.254	283	8.845	10.283	44
2013	9.998	13.593	5	10.111	13.774	75	10.254	14.004	276	10.283	14.050	40
2014	13.593	14.449	5	13.774	14.670	73	14.004	14.952	316	14.050	15.009	35
LVIP T. Rowe Price Structured Mid-Cap Growth
2005	N/A	N/A	N/A	13.707	14.747	5	10.405	10.985	8	N/A	N/A	N/A
2006	10.957	11.706	1*	14.747	15.788	20	10.985	11.789	50	N/A	N/A	N/A
2007	11.706	13.000	7	15.788	17.569	16	11.789	13.152	127	11.932	13.169	2
2008	13.000	7.273	7	17.569	9.849	33	13.152	7.391	125	13.169	7.405	22
2009	7.273	10.407	5	9.849	14.120	24	7.391	10.623	137	7.405	10.648	26
2010	10.407	13.063	4	14.120	17.760	26	10.623	13.395	116	10.648	13.433	27
2011	13.063	12.277	4	17.760	16.725	24	13.395	12.646	140	13.433	12.689	22
2012	12.277	13.962	3	16.725	19.058	24	12.646	14.446	114	12.689	14.502	21
2013	13.962	18.401	3	19.058	25.168	27	14.446	19.125	94	14.502	19.209	21
2014	18.401	20.076	3	25.168	27.513	25	19.125	20.960	78	19.209	21.062	8
LVIP Templeton Growth RPM
2007	9.944	9.771	14	9.901	9.783	106	10.120	9.798	450	9.972	9.801	10
2008	9.771	5.948	19	9.783	5.967	221	9.798	5.991	770	9.801	5.996	64
2009	5.948	7.451	10	5.967	7.490	144	5.991	7.539	578	5.996	7.549	42
2010	7.451	7.764	10	7.490	7.820	126	7.539	7.891	592	7.549	7.905	35
2011	7.764	7.356	10	7.820	7.424	122	7.891	7.510	505	7.905	7.528	20
2012	7.356	8.718	9	7.424	8.816	108	7.510	8.941	375	7.528	8.966	29
2013	8.718	10.223	8	8.816	10.359	88	8.941	10.532	349	8.966	10.567	29
2014	10.223	9.797	8	10.359	9.947	80	10.532	10.138	315	10.567	10.177	23

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP UBS Large Cap Growth RPM
2005	9.969	10.440	3	12.559	12.822	6	10.092	10.468	19	9.947	10.470	1*
2006	10.440	11.196	3	12.822	13.777	15	10.468	11.276	51	10.470	11.285	1*
2007	11.196	13.181	31	13.777	16.253	28	11.276	13.335	136	11.285	13.353	5
2008	13.181	7.627	254	16.253	9.423	27	13.335	7.751	158	13.353	7.765	21
2009	7.627	10.330	32	9.423	12.788	98	7.751	10.545	238	7.765	10.570	58
2010	10.330	11.247	2	12.788	13.951	106	10.545	11.533	181	10.570	11.566	29
2011	11.247	10.371	3	13.951	12.890	83	11.533	10.682	137	11.566	10.718	25
2012	10.371	11.802	3	12.890	14.698	60	10.682	12.212	121	10.718	12.259	28
2013	11.802	14.482	2	14.698	18.072	53	12.212	15.052	108	12.259	15.118	18
2014	14.482	14.917	2	18.072	18.652	45	15.052	15.575	104	15.118	15.650	19
LVIP Vanguard Domestic Equity ETF
2011	N/A	N/A	N/A	10.082	9.338	4	9.976	9.353	11	8.938	9.356	6
2012	N/A	N/A	N/A	9.338	10.536	10	9.353	10.579	29	9.356	10.588	8
2013	N/A	N/A	N/A	10.536	13.473	14	10.579	13.562	52	10.588	13.580	3
2014	N/A	N/A	N/A	13.473	14.812	14	13.562	14.947	73	13.580	14.974	2
LVIP Vanguard International Equity ETF
2011	N/A	N/A	N/A	10.231	8.332	5	8.899	8.345	16	9.276	8.348	2
2012	8.734	9.710	5	8.332	9.742	12	8.345	9.781	20	8.348	9.789	4
2013	9.710	10.894	5	9.742	10.951	21	9.781	11.024	42	9.789	11.038	4
2014	10.894	10.157	5	10.951	10.231	25	11.024	10.324	51	11.038	10.343	3
LVIP VIP Contrafund RPM
2013	N/A	N/A	N/A	N/A	N/A	N/A	10.107	11.058	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.161	11.474	2	11.058	11.521	1*	N/A	N/A	N/A
LVIP VIP Mid Cap RPM
2014	N/A	N/A	N/A	N/A	N/A	N/A	10.331	10.132	12	N/A	N/A	N/A
MFS VIT Growth
2008	N/A	N/A	N/A	13.600	9.165	4	13.954	9.334	8	13.347	10.977	8
2009	N/A	N/A	N/A	9.165	12.361	23	9.334	12.621	11	10.977	14.850	8
2010	N/A	N/A	N/A	12.361	13.965	24	12.621	14.294	14	14.850	16.827	10
2011	N/A	N/A	N/A	13.965	13.639	24	14.294	13.995	8	N/A	N/A	N/A
2012	N/A	N/A	N/A	13.639	15.683	25	13.995	16.133	9	N/A	N/A	N/A
2013	N/A	N/A	N/A	15.683	21.025	22	16.133	21.682	20	N/A	N/A	N/A
2014	N/A	N/A	N/A	21.025	22.444	18	21.682	23.203	12	25.137	27.370	1*
MFS VIT Total Return(13)
2005	10.008	10.103	3	11.870	11.961	132	12.384	12.510	191	12.142	12.272	5
2006	10.103	11.055	45	11.961	13.114	229	12.510	13.750	480	12.272	13.494	14
2007	11.055	11.262	65	13.114	13.387	307	13.750	14.071	591	13.494	13.816	47
2008	11.262	8.575	48	13.387	10.213	402	14.071	10.762	621	13.816	10.573	52
2009	8.575	9.895	48	10.213	11.809	384	10.762	12.475	686	10.573	12.261	52
2010	9.895	10.633	42	11.809	12.715	319	12.475	13.466	653	12.261	13.242	53
2011	10.633	10.588	43	12.715	12.686	283	13.466	13.469	580	13.242	13.252	53
2012	10.588	11.513	42	12.686	13.822	247	13.469	14.712	542	13.252	14.482	61
2013	11.513	12.731	41	13.822	15.296	245	14.712	16.296	524	14.482	16.044	41
MFS VIT Utilities
2005	10.334	11.034	4	12.032	13.775	95	12.763	14.649	66	15.271	17.537	18
2006	11.034	14.164	15	13.775	17.718	243	14.649	18.890	229	17.537	22.625	16
2007	14.164	17.710	40	17.718	22.198	447	18.890	23.725	652	22.625	28.430	66
2008	17.710	10.796	38	22.198	13.559	397	23.725	14.528	635	28.430	17.417	64
2009	10.796	14.060	35	13.559	17.694	346	14.528	19.006	506	17.417	22.798	38
2010	14.060	15.644	13	17.694	19.726	323	19.006	21.242	430	22.798	25.493	30
2011	15.644	16.332	14	19.726	20.635	198	21.242	22.276	391	25.493	26.747	31
2012	16.332	18.123	11	20.635	22.945	169	22.276	24.831	359	26.747	29.830	24
2013	18.123	21.356	10	22.945	27.091	158	24.831	29.392	345	29.830	35.326	24
2014	21.356	23.542	11	27.091	29.925	136	29.392	32.548	329	35.326	39.139	25

	with EEB			with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
NB AMT Mid Cap Growth(1)
2005	10.181	11.170	7	11.963	13.365	31	12.063	13.510	41	13.922	15.599	5
2006	11.170	12.558	10	13.365	15.055	70	13.510	15.256	141	15.599	17.625	19
2007	12.558	15.082	16	15.055	18.118	118	15.256	18.406	178	17.625	21.274	29
2008	15.082	8.372	18	18.118	10.077	94	18.406	10.263	145	21.274	11.868	12
2009	8.372	10.799	15	10.077	13.024	43	10.263	13.298	96	11.868	15.386	5
2010	10.799	13.665	9	13.024	16.514	36	13.298	16.903	75	15.386	19.567	4
2011	13.665	13.458	7	16.514	16.296	32	16.903	16.722	61	19.567	19.367	3
2012	13.458	14.829	1*	16.296	17.993	23	16.722	18.509	50	19.367	21.447	3
2013	14.829	16.909	1*	17.993	20.532	21	18.509	21.141	50	21.447	24.501	2
NB AMT Mid Cap Intrinsic Value
2005	10.097	10.991	6	15.700	17.270	34	15.830	17.457	47	15.443	17.038	5
2006	10.991	11.977	4	17.270	18.856	61	17.457	19.108	174	17.038	18.659	10
2007	11.977	12.127	7	18.856	19.131	65	19.108	19.435	218	18.659	18.988	12
2008	12.127	6.440	4	19.131	10.180	61	19.435	10.368	196	18.988	10.134	10
2009	6.440	9.252	2	10.180	14.654	39	10.368	14.961	142	10.134	14.632	9
2010	9.252	11.443	2	14.654	18.161	33	14.961	18.589	125	14.632	18.188	9
2011	11.443	10.488	2	18.161	16.678	24	18.589	17.113	111	18.188	16.753	9
2012	10.488	11.877	1*	16.678	18.924	21	17.113	19.467	85	16.753	19.067	2
2013	11.877	15.955	1*	18.924	25.473	21	19.467	26.270	67	19.067	25.742	1*
2014	15.955	17.803	1*	25.473	28.481	17	26.270	29.444	54	25.742	28.868	2
PIMCO VIT CommodityRealReturn Strategy
2009	N/A	N/A	N/A	10.976	12.487	1*	9.829	12.507	20	N/A	N/A	N/A
2010	12.472	15.190	1*	12.487	15.239	8	12.507	15.301	21	N/A	N/A	N/A
2011	15.190	13.766	1*	15.239	13.837	14	15.301	13.929	43	15.313	13.947	2
2012	13.766	14.185	1*	13.837	14.287	15	13.929	14.417	34	13.947	14.443	1*
2013	14.185	11.858	1*	14.287	11.967	16	14.417	12.106	41	N/A	N/A	N/A
2014	11.858	9.458	1*	11.967	9.565	15	12.106	9.701	41	N/A	N/A	N/A
Templeton Global Bond VIP
2005	9.813	9.853	2	9.822	9.864	34	9.763	9.879	37	10.051	9.881	4
2006	9.853	10.892	6	9.864	10.926	121	9.879	10.969	227	9.881	10.977	8
2007	10.892	11.851	8	10.926	11.912	315	10.969	11.988	914	10.977	12.004	68
2008	11.851	12.337	15	11.912	12.425	732	11.988	12.537	2,001	12.004	12.559	162
2009	12.337	14.352	18	12.425	14.484	852	12.537	14.650	2,330	12.559	14.684	202
2010	14.352	16.100	19	14.484	16.281	736	14.650	16.509	2,068	14.684	16.555	194
2011	16.100	15.644	18	16.281	15.851	638	16.509	16.113	1,750	16.555	16.167	159
2012	15.644	17.645	18	15.851	17.914	578	16.113	18.256	1,489	16.167	18.325	140
2013	17.645	17.577	18	17.914	17.881	542	18.256	18.268	1,348	18.325	18.347	138
2014	17.577	17.545	19	17.881	17.884	492	18.268	18.317	1130	18.347	18.405	107
Templeton Growth VIP
2005	10.042	10.797	3	12.299	13.151	59	13.332	14.290	29	14.508	15.559	5
2006	10.797	12.891	11	13.151	15.733	97	14.290	17.139	234	15.559	18.670	30
2007	12.891	12.932	23	15.733	15.815	121	17.139	17.271	321	18.670	18.824	29
2008	12.932	7.311	19	15.815	8.959	107	17.271	9.808	227	18.824	10.695	18
2009	7.311	9.395	14	8.959	11.536	63	9.808	12.661	158	10.695	13.813	17
2010	9.395	9.890	12	11.536	12.168	57	12.661	13.388	125	13.813	14.613	16
2011	9.890	9.018	11	12.168	11.117	56	13.388	12.263	104	14.613	13.391	14
2012	9.018	10.701	11	11.117	13.219	50	12.263	14.618	92	13.391	15.971	7
2013	10.701	13.723	11	13.219	16.984	32	14.618	18.829	77	15.971	20.583	5
2014	13.723	13.072	1*	16.984	16.212	19	18.829	18.017	69	20.583	19.705	5
*	The numbers of accumulation units less than 500 were rounded up to one.
(1)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA S&P 500 Index Fund Subaccount.
(2)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP BlackRock Inflation Protected Bond Fund Subaccount.
(4)	Effective October 9, 2010, the Delaware VIP® Trend Series was reorganized into the Delaware VIP® Smid Cap Growth Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP® Trend Series.
(5)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA Small-Cap Index Fund Subaccount.
(6)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA International Index Fund Subaccount.

(7)	Effective June 5, 2007, the Baron Capital Asset Fund, a series of Baron Capital Funds Trust, was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Baron Capital Asset Fund.
(8)	Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Foundation Aggressive Allocation Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.
(9)	Effective April 30, 2007, the Lincoln Growth Fund, was reorganized into the LVIP Janus Capital Appreciation Fund, a series of Lincoln Variable Insurance Products Trust.
(10)	Effective June 11, 2007, the Lincoln Growth Opportunities Fund was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust.
(11)	Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSgA Global Tactical Allocation Managed Volatility Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.
(12)	Effective April 30, 2007, the Lincoln Core Fund was reorganized into the LVIP SSgA S&P 500 Index Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Lincoln Core Fund.
(13)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA Moderate Structured Allocation Fund Subaccount.

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Appendix C—Discontinued Living Benefit Riders
The Living Benefit Riders described in this Appendix are unavailable for purchase as of June 30, 2009. This Appendix contains important information for Contractowners who purchased their contract and one of the following Living Benefit Riders prior to June 30, 2009. The riders described below, Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage Plus, Lincoln SmartSecurity® Advantage, and 4LATER® Advantage offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage) or a minimum Annuity Payout (4LATER® Advantage). You may not own more than one Living Benefit Rider at a time. If you own a Living Benefit Rider, you will be subject to Investment Requirements (see Investment Requirements in the prospectus). Since these Living Benefit Riders are no longer available for purchase, you should carefully consider whether the termination of a rider is the best decision for you. Terms and conditions may change after the contract is purchased pursuant to the terms of your contract.
i4LIFE® Advantage and the Guaranteed Income Benefit are described in detail in the prospectus (see The Contracts — Living Benefit Riders).
Lincoln Lifetime IncomeSM Advantage
The Lincoln Lifetime IncomeSM Advantage and Lincoln Lifetime IncomeSM Advantage Plus riders are no longer available for purchase.
The Lincoln Lifetime IncomeSM Advantage is a rider that provides minimum, guaranteed, periodic withdrawals for your life as Contractowner/Annuitant (single life option) or for the lives of you as Contractowner/Annuitant and your spouse as joint owner or primary Beneficiary (joint life option) regardless of the investment performance of the contract, provided that certain conditions are met. A minimum guaranteed amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract, but is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial Purchase Payment plus the amount of any Bonus Credit applicable to that Purchase Payment (or Contract Value if elected after contract issue) increased by subsequent Purchase Payments, any Bonus Credits, Automatic Annual Step-ups, 5% Enhancements and the Step-up to 200% of the initial Guaranteed Amount and decreased by withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason.
This rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. With the single life option, you may receive Maximum Annual Withdrawal amounts for your lifetime. If you purchased the joint life option, Maximum Annual Withdrawal amounts for the lifetimes of you and your spouse will be available. Withdrawals in excess of the Maximum Annual Withdrawal amount and any withdrawals prior to age 59½ (for the single life option) or age 65 (for the joint life option) may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement, the 200% Step-up and the Lincoln Lifetime IncomeSM Advantage Plus. These options are discussed below in detail.
An additional option, Lincoln Lifetime IncomeSM Advantage Plus, provides that on the seventh Benefit Year anniversary, provided you have not made any withdrawals, you may choose to cancel your Lincoln Lifetime IncomeSM Advantage rider and receive an increase in your Contract Value of an amount equal to the excess of your initial Guaranteed Amount (and Purchase Payments plus applicable Bonus Credits made within 90 days of rider election) over your Contract Value. Lincoln Lifetime IncomeSM Advantage Plus is discussed in detail below. This option guarantees at least a return of your initial Purchase Payment after 7 years. Lincoln Lifetime IncomeSM Advantage Plus must have been purchased with the Lincoln Lifetime IncomeSM Advantage.
If you purchased the Lincoln Lifetime IncomeSM Advantage rider, you are limited in how you can invest in the Subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements - Option 3 if you purchased the Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009. See The Contracts – Investment Requirements – Option 2 if you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009.
We have designed the rider to protect you from outliving your Contract Value. If the rider terminates or you (or your spouse, if applicable) die before your Contract Value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your Contract Value will be reduced to zero before your (or your spouse’s) death.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when you elected the rider. If you elected the rider at the time you purchased the contract, the initial Guaranteed Amount equaled your initial Purchase Payment plus the amount of any Bonus Credit. If you elected the rider after we issued the contract, the initial Guaranteed

Amount equaled the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $10,000,000. This maximum takes into consideration the total Guaranteed Amounts from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if joint life option) are the covered lives under either the Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity® Advantage.
Additional Purchase Payments and any Bonus Credits automatically increase the Guaranteed Amount by the amount of the Purchase Payment and any Bonus Credit (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional Purchase Payment, which receives a 3% Bonus Credit, will increase the Guaranteed Amount by $10,300. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000 the charge for Lincoln Lifetime IncomeSM Advantage will change to the then current charge in effect on the next Benefit Year anniversary. The charge will never exceed the guaranteed maximum annual charge. See Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage Charge. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.
The following example demonstrates the impact of additional Purchase Payments on the Lincoln Lifetime IncomeSM Advantage charge:
Initial Purchase Payment	$100,000
Additional Purchase Payment in Year 2	$95,000	No change to charge
Additional Purchase Payment in Year 3	$50,000	Charge will be the then current charge
Additional Purchase Payment in Year 4	$25,000	Charge will be the then current charge
Each withdrawal reduces the Guaranteed Amount as discussed below.
Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments, and applicable Bonus Credits, Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount. In addition, the percentage charge may change when cumulative Purchase Payments exceed $100,000 and also when Automatic Annual Step-ups occur as discussed below. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.
5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus Purchase Payments and any applicable Bonus Credits received in the preceding Benefit Year, will be increased by 5% if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under 86 and the rider is within the 10 year period described below. Additional Purchase Payments and any Bonus Credits must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that Purchase Payment (and Bonus Credit). Any Purchase Payments and Bonus Credits made within the first 90 days after the effective date of the rider will be included in the Guaranteed Amount for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.
Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value including a Maximum Annual Withdrawal amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount:
Initial Purchase Payment = $100,000; Bonus Credit of 4% = $4,000; Guaranteed Amount = $104,000
Additional Purchase Payment on day 30 = $15,000; Bonus Credit of 4% = $600; Guaranteed Amount = $119,600
Additional Purchase Payment on day 95 = $10,000; Bonus Credit of 4% = $400; Guaranteed Amount = $130,000
On the first Benefit Year anniversary, the Guaranteed Amount will never be less than $135,980 ($119,600 times 1.05% = $125,580 plus $10,400). The $10,000 Purchase Payment and $400 Bonus Credit on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year anniversary.
The 5% Enhancement will be in effect for 10 years from the effective date of the rider. The 5% Enhancement will cease upon the death of the Contractowner/Annuitant or upon the death of the survivor of the Contractowner or spouse (if joint life option is in effect) or when the oldest of these individuals reaches age 86. A new 10-year period will begin each time an Automatic Annual Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10,000,000. For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the rider, and a new 15-year period will begin following each Automatic Annual Step-up.
Any withdrawal from the Contract Value limits the 5% Enhancement as follows:

a.	The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the rider is within the 10-year period as long as the Contractowner/Annuitant (single life option) is 59½ or older or the Contractowner and spouse (joint life option) are age 65 or older.
b.	If the Contractowner/Annuitant (single life option) is under age 59½ or the Contractowner or spouse (joint life option) is under age 65, and a withdrawal is made from the contract, the 5% Enhancement will not occur again until an Automatic Annual Step-Up to the Contract Value (as described below) occurs.
An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.
If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit Year anniversary, your percentage charge for the rider will not change. However, the amount you pay for the rider will increase since the charge for the rider is based on the Guaranteed Amount. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.
Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) are both still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary is greater than the Guaranteed Amount after the 5% Enhancement (if any) or 200% Step-up (if any, as described below).
Each time the Guaranteed Amount is stepped up to the current Contract Value as described above, your percentage charge for the rider will be the current charge for the rider, not to exceed the guaranteed maximum charge. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.
If your percentage rider charge is increased upon an Automatic Annual Step-up, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. If you decline the Automatic Annual Step-up, you will receive the 200% Step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 10-year period for 5% Enhancements will not begin. You may not decline the Automatic Annual Step-up, if applicable, if your additional Purchase Payments would cause your charge to increase. See the earlier Guaranteed Amount section.
Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments and issue age above 59½ (single life) or 65 (joint life):
	Contract Value	Guaranteed Amount	Potential for Charge to Change	Length of 5% Enhancement Period
Initial Purchase Payment $50,000 + 3% Bonus Credit	$51,500	$51,500	No	10
1st Benefit Year anniversary	$54,000	$54,075	No	9
2nd Benefit Year anniversary	$53,900	$56,779	No	8
3rd Benefit Year anniversary	$57,000	$59,618	No	7
4th Benefit Year anniversary	$64,000	$64,000	Yes	10
On the 1st Benefit Year anniversary, the 5% Enhancement increased the Guaranteed Amount to $54,075 since the increase in the Contract Value ($2,500) is less than the 5% Enhancement amount of $2,575 (5% of $51,500). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,075 = $2,704). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,779 = $2,839). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,981 (5% of $59,618) and a new 10-year Enhancement period began.
An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.
Step-up to 200% of the initial Guaranteed Amount. For Contractowners who purchase Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009, on the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 65, or the rider has been in effect for 10 years, whichever event is later, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount (plus any Purchase Payments, including Bonus Credits, made within 90 days of rider election), less any withdrawals, if this would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% Step-up applies.) This Step-up will not occur if:

1.	any withdrawal was made prior to age 59½ (single life) or age 65 (joint life);
2.	an Excess Withdrawal (defined below) has occurred; or
3.	cumulative withdrawals totaling more than 10% of the initial Guaranteed Amount (plus Purchase Payments and applicable Bonus Credits within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).
For example, assume the initial Guaranteed Amount is $208,000. A $10,400 Maximum Annual Withdrawal was made at age 65 and at age 66. If one more $10,400 Maximum Annual Withdrawal was made at age 67, the Step-up would not be available since withdrawals cannot exceed $20,800 (10% of $208,000).
If you purchased the Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009, you will not be eligible to receive the 200% Step-up of the Guaranteed Amount until the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 70, or the rider has been in effect for 10 years, whichever event is later.
This Step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus Purchase Payments and applicable Bonus Credits within 90 days of rider election). Required minimum distributions (RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum Annual Withdrawal Amount section below.
This Step-up will not cause a change to the percentage charge for your rider. However, the amount you pay for the rider will increase since the charge is based on the Guaranteed Amount. See Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage Charge.
The following example demonstrates the impact of this Step-up on the Guaranteed Amount:
Initial Purchase Payment at age 55 = $200,000; Bonus Credit of $8,000; Guaranteed Amount =$208,000; Initial Maximum Annual Withdrawal amount = $10,400.
After 10 years, at age 65, the Guaranteed Amount is $283,232 (after applicable 5% Enhancements and two withdrawals of $10,400) and the Contract Value is $250,000. Since the Guaranteed Amount is less than $374,400 ($208,000 initial Guaranteed Amount reduced by the two $10,400 withdrawals times 200%), the Guaranteed Amount is increased to $374,400.
The 200% Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.
Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your (Contractowner) lifetime (single life option) or the lifetimes of you and your spouse (joint life option)as long as you are at least age 59½ (single life option) or you and your spouse are both at least age 65 (joint life option) and your Maximum Annual Withdrawal amount is greater than zero.
On the effective date of the rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue automatically for your life (and your spouse if applicable under the joint life option) under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.
Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year and the Lincoln Lifetime IncomeSM Advantage Plus is not available (see below). Withdrawals may also negatively impact the 200% Step-up (see above).
The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value.
The Maximum Annual Withdrawal amount will be doubled, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 59½ or older or the Contractowner and spouse (joint life option), are both age 65 or older, and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider (36 months or more for Contractowners who purchased this rider prior to January 20, 2009), the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Maximum Annual Withdrawal amount will be reduced by 50% starting after the next Benefit Year anniversary.
The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician;

an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. For riders purchased on or after January 20, 2009, the admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States.
The remaining references to the 5% Maximum Annual Withdrawal amount also include the Nursing Home Enhancement Maximum Annual Withdrawal amount.
The Maximum Annual Withdrawal amount is increased by 5% of any additional Purchase Payments and Bonus Credits. For example, if the Maximum Annual Withdrawal amount of $2,575 (5% of $51,500 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made (which receives a 3% Bonus Credit), the new Maximum Annual Withdrawal amount is $3,090 ($2,575 + 5% of $10,300).
5% Enhancements, Automatic Annual Step-ups and the 200% Step-up will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Automatic Annual Step-up or 200% Step-up; or
b.	5% of the Guaranteed Amount on the Benefit Year anniversary.
See the chart below for examples of the recalculation.
The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage under all Lincoln Life contracts (or contracts issued by our affiliates) applicable to you (or your spouse if joint life option) can never exceed 5% of the maximum Guaranteed Amount.
Withdrawals after age 59½ (Single Life Option) or age 65 (Joint Life Option). If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) after age 59½ (single life) or age 65 (joint life) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2.	the Maximum Annual Withdrawal amount will remain the same.
The impact of withdrawals prior to age 59½ or age 65 will be discussed later in this section. The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional Purchase Payments and the Contractowner (single life) is older than 59½ and the Contractowner and spouse (joint life) are both older than 65):
	Contract Value	Guaranteed Amount	Maximum Annual Withdrawal Amount
Initial Purchase Payment $50,000 + 3% Bonus Credit	$51,500	$51,500	$2,575
1st Benefit Year anniversary	$54,000	$54,000	$2,700
2nd Benefit Year anniversary	$51,000	$51,300	$2,700
3rd Benefit Year anniversary	$57,000	$57,000	$2,850
4th Benefit Year anniversary	$64,000	$64,000	$3,200
The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (1st, 3rd and 4th anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.
Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges. Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract; and
3.	No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph).
If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an

RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).
Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters.
Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:
1.	The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.
2.	The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the proportionate reduction for the Excess Withdrawal); and
3.	The 200% Step-up will never occur.
The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,102 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal amount = $5,200 (5% of the initial Guaranteed Amount of $104,000)
After a $12,000 Withdrawal ($5,200 is within the Maximum Annual Withdrawal amount, $6,800 is the Excess Withdrawal):
The Contract Value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,200:
Contract Value = $54,800
Guaranteed Amount = $79,800
The Contract Value is reduced by the $6,800 Excess Withdrawal and the Guaranteed Amount is reduced by 12.41%, the same proportion that the Excess Withdrawal reduced the $54,800 Contract Value ($6,800 / $54,800)
Contract Value = $48,000
Guaranteed Amount = $69,898 ($79,800 X 12.41% = $9,902; $79,800 - $9,902 = $69,898)
Maximum Annual Withdrawal amount = $3,494.89 (5% of $69,898)
In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value.
The portion of Excess Withdrawals attributed to Purchase Payments (and not Bonus Credits) will be subject to surrender charges unless one of the waiver of surrender charge provisions set forth in your prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $5,200 Maximum Annual Withdrawal amount is not subject to surrender charges; the $6,800 Excess Withdrawal may be subject to surrender charges. See Charges and Other Deductions - Surrender Charges. Withdrawals attributed to Bonus Credits are not subject to surrender charges.
Withdrawals before age 59½/65. If any withdrawal is made prior to the time the Contractowner, is age 59½ (single life) or the Contractowner and spouse (joint life) are both age 65, including withdrawals equal to Maximum Annual Withdrawal amounts, the following will occur:
1.	The Guaranteed Amount will be reduced in the same proportion that the entire withdrawal reduced the Contract Value (this means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction);
2.	The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount;
3.	The 5% Enhancement to the Guaranteed Amount is not available until after the next Automatic Annual Step-up to the Contract Value occurs. This Automatic Annual Step-up will not occur until the Contract Value exceeds the Guaranteed Amount on a Benefit Year anniversary. (See the 5% Enhancement section above); and
4.	The 200% Step-up will never occur.
The following is an example of the impact of a withdrawal prior to age 59½ for single or age 65 for joint:
•	$100,000 Purchase Payment + $4,000 Bonus Credit
•	$104,000 Guaranteed Amount
•	A 10% market decline results in a Contract Value of $93,600
•	$5,200 Maximum Annual Withdrawal amount

If a $5,000 withdrawal is made before age 59½, the Guaranteed Amount will be $98,444 ($104,000 reduced by 5.34% ($5,000/$93,600) and the new Maximum Annual Withdrawal amount is $4,922 (5% times $98,444). Surrender charges will apply unless one of the waiver of surrender charge provisions is applicable. See Charges and Other Deductions – Surrender Charges.
In a declining market, withdrawals prior to age 59½ (or 65 if Joint Life) may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.
Lincoln Lifetime IncomeSM Advantage Plus. If you have purchased Lincoln Lifetime IncomeSM Advantage Plus, (“Plus Option”), on the seventh Benefit Year anniversary, you may elect to receive an increase in your Contract Value equal to the excess of your initial Guaranteed Amount, (plus any Purchase Payments and applicable Bonus Credits made within 90 days of the rider effective date) over your current Contract Value. Making this election will terminate the Plus Option as well as the Lincoln Lifetime IncomeSM Advantage and the total charge for this rider and you will have no further rights to Maximum Annual Withdrawal amounts or any other benefits under this rider. You have 30 days after the seventh Benefit Year anniversary to make this election, but you will receive no more than the difference between the Contract Value and the initial Guaranteed Amount (plus any Purchase Payments within 90 days of the rider effective date) on the seventh Benefit Year anniversary. If you choose to surrender your contract at this time, any applicable surrender charges will apply.
You may not elect to receive an increase in Contract Value if any withdrawal is made, including Maximum Annual Withdrawal amounts or RMDs, prior to the seventh Benefit Year anniversary. If you make a withdrawal prior to the seventh Benefit Year anniversary, the charge for this Plus Option (in addition to the Lincoln Lifetime IncomeSM Advantage charge) will continue until the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed from your contract and the charge for your Lincoln Lifetime IncomeSM Advantage will continue.
If you do not elect to exercise the Plus Option, after the seventh Benefit Year anniversary, your Lincoln Lifetime IncomeSM Advantage and its charge will continue and the Plus Option 0.15% charge will be removed from your contract.
The following example illustrates the Plus Option upon the seventh Benefit Year anniversary:
Initial Purchase Payment of
$100,000 with a 4% Bonus Credit of $4,000; Initial Guaranteed Amount of $104,000.
On the seventh Benefit Year anniversary, if the current Contract Value is $90,000; the Contractowner may choose to have $14,000 placed in the contract and the Plus Option (including the right to continue the Lincoln Lifetime IncomeSM Advantage) will terminate at that time.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option you have limited investment options until the seventh Benefit Year anniversary as set forth in the Investment Requirements section of this prospectus. After the seventh Benefit Year anniversary, you may invest in other Subaccounts in your contract, subject to the Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.
Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal amount, because you have reached the maturity date of the contract, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.
The Maximum Annual Withdrawal Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount (including the Nursing Home Enhancement if you qualify) for your life or the life of you and your spouse for the joint life option.
If the Contract Value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.
If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, your Beneficiary may be eligible for a final payment upon death of the single life or surviving joint life. To be eligible the Death Benefit option in effect immediately prior to the exercise of the Maximum Annual Withdrawal Amount Annuity Payout Option must not be the Account Value Death Benefit.
The final payment is equal to the sum of all Purchase Payments, decreased by withdrawals in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the Purchase Payments dollar for dollar. If your Death Benefit option in effect immediately prior to the Maximum Annual Withdrawal Amount Annuity Payout Option provided for deduction for withdrawals on a dollar for dollar basis, then any withdrawals that occurred prior to the election of the Lincoln Lifetime IncomeSM Advantage will reduce the sum of all Purchase Payments on a dollar for dollar basis.

Death Prior to the Annuity Commencement Date. The Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Guaranteed Amount or any other Death Benefit upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of the Lincoln Lifetime IncomeSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.
Upon the death of the single life, the Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). The Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.
Upon the first death under the joint life option, the lifetime payout of the Maximum Annual Withdrawal amount will continue for the life of the surviving spouse. The 5% Enhancement, 200% Step-up, Lincoln Lifetime IncomeSM Advantage Plus and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, the Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). The Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.
Impact of Divorce on Joint Life Option.
After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
General Provisions
Termination. After the seventh anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
•	Upon exercise of the Lincoln Lifetime IncomeSM Advantage Plus option to receive an increase in the Contract Value equal to the excess of your initial Guaranteed Amount over the Contract Value;
•	on the Annuity Commencement Date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);
•	if the Contractowner or Annuitant is changed (except if the surviving spouse under the joint life option assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the death under the single life option or the death of the surviving spouse under the joint life option;
•	when the Maximum Annual Withdrawal amount is reduced to zero; or
•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
i4LIFE® Advantage Option. i4LIFE® Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic Regular Income Payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a Death Benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for purchase at the time you elect i4LIFE® Advantage. Depending on a person's age and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Maximum Annual Withdrawal amounts under Lincoln Lifetime IncomeSM Advantage. You cannot have both i4LIFE®Advantage and Lincoln Lifetime IncomeSM Advantage in effect on your contract at the same time.
Contractowners with an active Lincoln Lifetime IncomeSM Advantage may decide to terminate Lincoln Lifetime IncomeSM Advantage and purchase i4LIFE® Advantage since i4LIFE® Advantage will provide a different income stream. If this decision is made, the Contractowner can use any remaining Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE® Advantage. Owners of the Lincoln Lifetime IncomeSM Advantage rider are guaranteed the ability to purchase i4LIFE® Advantage with the Guaranteed Income Benefit in the future even if it is no longer generally available for purchase. Owners of Lincoln Lifetime IncomeSM Advantage are also guaranteed that the annuity factors that are used to calculate the initial Guaranteed Income Benefit under i4LIFE® Advantage will be the annuity factors in effect as of the day they purchased Lincoln Lifetime IncomeSM Advantage. In addition, owners of Lincoln Lifetime IncomeSM Advantage may in the future purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase Lincoln Lifetime IncomeSM Advantage.
i4LIFE® Advantage with the Guaranteed Income Benefit for Lincoln Lifetime IncomeSM Advantage purchasers must be elected before the Annuity Commencement Date and by age 99 for nonqualified contracts or age 85 for qualified contracts. See i4LIFE® Advantage and the Guaranteed Income Benefit sections of this prospectus. The charges for these benefits will be the current charge for new purchasers in effect for the i4LIFE® Advantage and the current Guaranteed Income Benefit charge in effect for prior purchasers of Lincoln

Lifetime IncomeSM Advantage at the time of election of these benefits. If you use your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE® Advantage and the Guaranteed Income Benefit in effect for at least 3 years.
Below is an example of how the Guaranteed Amount from the Lincoln Lifetime IncomeSM Advantage is used to establish the Guaranteed Income Benefit with i4LIFE® Advantage.
Prior to i4LIFE® Advantage election:
Contract Value = $100,000
Guaranteed Amount = $150,000
After i4LIFE®Advantage election:
Regular Income Payment = $6,700 per year = Contract Value divided by the i4LIFE® Advantage annuity factor
Guaranteed Income Benefit = $7,537.50 per year = Guaranteed Amount divided by Guaranteed Income Benefit Table factor applicable to owners of the Lincoln Lifetime IncomeSM Advantage rider.
Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The Death Benefit calculation for certain Death Benefit options in effect prior to the Annuity Commencement Date may change for Contractowners with an active Lincoln Lifetime IncomeSM Advantage. Certain Death Benefit options provide that all withdrawals reduce the Death Benefit in the same proportion that the withdrawals reduce the Contract Value. If you elect the Lincoln Lifetime IncomeSM Advantage, withdrawals less than or equal to the Maximum Annual Withdrawal amount, after age 59½ for the single life option or age 65 for joint life option, will reduce the sum of all Purchase Payments option of the Death Benefit on a dollar for dollar basis. This applies to the Guarantee of Principal Death Benefit, and only the sum of all Purchase Payments alternative of the Enhanced Guaranteed Minimum Death Benefit or the Estate Enhancement Benefit, whichever is in effect. See The Contracts — Death Benefits. Any Excess Withdrawals and all withdrawals prior to age 59½ for single life or age 65 for joint life will reduce the sum of all Purchase Payments in the same proportion that the withdrawals reduced the Contract Value under any Death Benefit option in which proportionate withdrawals are in effect. This change has no impact on Death Benefit options in which all withdrawals reduce the Death Benefit calculation on a dollar for dollar basis. The terms of your contract will describe which method is in effect for your contract.
The following example demonstrates how a withdrawal will reduce the Death Benefit if both the Enhanced Guaranteed Minimum Death Benefit (EGMDB) and the Lincoln Lifetime IncomeSM Advantage are in effect when the Contractowner dies. Note that this calculation applies only to the sum of all Purchase Payments calculation and not for purposes of reducing the highest anniversary Contract Value under the EGMDB:
Contract Value before withdrawal $80,000
Maximum Annual Withdrawal Amount $ 5,000
Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:
a)	Contract Value $80,000
b)	Sum of Purchase Payments $100,000
c)	Highest anniversary Contract Value $150,000
Withdrawal of $9,000 will impact the Death Benefit calculations as follows:
a)	$80,000 - $9,000 = $71,000 (Reduction $9,000)
b)	$100,000 - $5,000 = $95,000 (dollar for dollar reduction of Maximum Annual Withdrawal amount)
$95,000 - $5,067 = $89,933 [$95,000 times ($4,000/$75,000) = $5,067] Proportionate reduction of Excess Withdrawal. Total reduction = $10,067.
c)	$150,000 - $16,875 = $133,125 [$150,000 times $9,000/$80,000 = $16,875] The entire $9,000 withdrawal reduces the Death Benefit option proportionately. Total reduction = $16,875.
Item c) provides the largest Death Benefit of $133,125.
Lincoln SmartSecurity® Advantage
The Lincoln SmartSecurity® Advantage rider is no longer available for purchase. This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial Purchase Payment plus the amount of any Bonus Credit applicable to that Purchase Payment (or Contract Value if elected after contract issue) adjusted for subsequent Purchase Payments, any Bonus Credits, step-ups and withdrawals in accordance with the provisions set forth below. There are two different options that step-up the Guaranteed Amount to a higher level (the Contract Value at the time of the step-up):
Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up or
Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up
Under the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up, the Contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value, if higher, on each Benefit Year anniversary through the 10th anniversary. With the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up, the Contractowner can also initiate additional ten-year periods of automatic step-ups.
You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up single life or joint life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse (when available in your state). These options are discussed below in detail.
If you own this rider, you are limited in how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements in this prospectus.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the Contractowner elects to step-up the Guaranteed Amount (this does not include automatic annual step-ups within a ten-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next Valuation Date after notice of the step-up is approved by us.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this Rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a death benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elect the benefit at the time you purchase the contract, the Guaranteed Amount will equal your initial purchase payment plus the amount of any bonus credit. If you elect the benefit after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity® Advantage — 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecurity® Advantage — 1 Year Automatic Step-up option. This maximum takes into consideration the combined guaranteed amounts of all Living Benefit riders under all Lincoln Life contracts (or contracts issued by our affiliates) owned by you (or on which you or your spouse if joint owner are the annuitant).
Additional Purchase Payments and Bonus Credits automatically increase the Guaranteed Amount by the amount of the Purchase Payment and Bonus Credit (not to exceed the maximum); for example, a $10,000 additional Purchase Payment, which receives a 3% Bonus Credit will increase the Guaranteed Amount by $10,300. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero.
Each withdrawal reduces the Guaranteed Amount as discussed below.
Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments and step-ups are made and any Bonus Credits are received, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount.
Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary up to and including the tenth Benefit Year if:
a.	the Contractowner or joint owner is still living; and
b.	the Contract Value as of the Valuation Date, after the deduction of any withdrawals (including any surrender charges and other deductions), the rider charge and account fee plus any Purchase Payments and any Bonus Credits made on that date is greater than the Guaranteed Amount immediately preceding the Valuation Date.
After the tenth Benefit Year anniversary, you may initiate another ten-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:
a.	each Contractowner and Annuitant is under age 81; and
b.	the Contractowner or joint owner is still living.
If you choose, we will administer this election for you automatically, so that a new ten-year period of step-ups will begin at the end of each prior ten-year step-up period.

Following is an example of how the step-ups work in the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Guaranteed Amount
Initial Purchase Payment $50,000 (3% Bonus Credit)	$51,500	$51,500
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$54,000
3rd Benefit Year anniversary	$57,000	$57,000
Annual step-ups, if the conditions are met, will continue until (and including) the 10th Benefit Year anniversary. If you had elected to have the next ten-year period of step-ups begin automatically after the prior ten-year period, annual step-ups, if conditions are met, will continue beginning on the 11th Benefit Year anniversary.
Under the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option, after the fifth anniversary of the rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the Contract Value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.
Under both the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up and the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up options, Contractowner elected step-ups (other than automatic step-ups) will be effective on the next Valuation Date after we receive your request and a new Benefit Year will begin. Purchase Payments, any Bonus Credits and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.
A Contractowner elected step-up (including Contractowner step-ups that we administer for you to begin a new ten-year step-up period) may cause a change in the percentage charge for this benefit. There is no change in the percentage charge when automatic, annual step-ups occur during a ten-year period. See Rider Charges – Lincoln SmartSecurity® Advantage Charge.
Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero. On the effective date of the rider, the Maximum Annual Withdrawal amount is:
•	7% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option and
•	5% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option.
If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional Purchase Payments and any Bonus Credits. For example, if the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,575 (5% of $51,500 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made (which receives a 3% bonus credit), the new Maximum Annual Withdrawal amount is $3,090 ($2,575 + 5% of $10,300). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the step-up; or
b.	7% or 5% (depending on your option) of the new (stepped-up) Guaranteed Amount.
If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2.	the Maximum Annual Withdrawal amount will remain the same.
Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges or the Interest Adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts – Fixed Side of the Contract. If the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in the form of systematic installments, as calculated by Lincoln, of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this Contract Value. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters.
When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:
1.	The Guaranteed Amount is reduced to the lesser of:
•	the Contract Value immediately following the withdrawal, or

•	the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.
2.	The Maximum Annual Withdrawal amount will be the least of:
•	the Maximum Annual Withdrawal amount immediately prior to the withdrawal; or
•	the greater of:
•	7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
•	7% or 5% (depending on your option) of the Contract Value immediately following the withdrawal; or
•	the new Guaranteed Amount.
The following example of the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, demonstrates the impact of a withdrawal in excess of the Maximum Annual Withdrawal amount on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 withdrawal caused a $29,400 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $82,400
Maximum Annual Withdrawal = $5,200 (5% of the initial Guaranteed Amount of $104,000)
Initial Guaranteed Amount of $104,000 equals $100,000 Purchase Payment and 4% Bonus Credit
After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650
The Guaranteed Amount was reduced to the lesser of the Contract Value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($82,400 - $7,000 = $75,400).
The Maximum Annual Withdrawal amount was reduced to the least of:
1) Maximum Annual Withdrawal amount prior to the withdrawal ($5,200); or
2) The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the Contract Value following the withdrawal ($2,650); or
3) The new Guaranteed Amount ($53,000).
The least of these three items is $2,650.
In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.
Under the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with those withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.
Withdrawals in excess of the Maximum Annual Withdrawal amount will be subject to surrender charges and an Interest Adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the Interest Adjustment calculation.
Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up Single or Joint Life options and not the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option or the prior version of the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (Contractowner) lifetime (if you purchase the single life option) or for the lifetimes of you (Contractowner) and your spouse (if the joint life option is purchased), as long as:
1) No withdrawals are made before you (and your spouse if a joint life) are age 65; and
2) An excess withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.
If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.
If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:

1) If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the Contract Value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or
2) The Contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first Valuation Date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that Valuation Date. This will reduce your Maximum Annual Withdrawal amount. A Contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:
a.	the Contractowner (and spouse if applicable) is age 65;
b.	the contract is currently within a ten-year automatic step-up period described above (or else a Contractowner submits a step-up request to start a new ten-year automatic step-up period) (the Contractowner must be eligible to elect a step-up i.e. all Contractowners and the Annuitant must be alive and under age 81); and
c.	you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.
As an example of these two situations, if you purchased an annuity with the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up with $100,000 (and received a Bonus Credit of 4%), your initial Guaranteed Amount is $104,000 and your initial Maximum Annual Withdrawal amount is $5,200. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $99,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or owner-elected) causes the Guaranteed Amount to equal or exceed $104,000, then the Maximum Annual Withdrawal amount of $5,200 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a ten-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount, 5% of $99,000 is $4,950. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless excess withdrawals are made.
The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. If the contract is surrendered, the Contractowner will receive the Contract Value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.
Guaranteed Amount Annuity Payout Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payout Option is available. The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero (or until death if the lifetime Maximum Annual Withdrawal is in effect) and your contract terminates. This may result in a partial, final payment. You would consider this option only if your Contract Value is less than the Guaranteed Amount (and you don't believe the Contract Value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero (or until death if the lifetime Maximum Annual Withdrawal is in effect).
If the Contract Value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.
Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new single life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for new purchases of the single life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider: 1) the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount; 2) whether it is important to have Maximum Annual Withdrawal amounts for life versus the remainder of the prior Guaranteed Amount; and 3) the cost of the single life option.
Upon the first death under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up - joint life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's Beneficiary elects to take the annuity Death Benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse Beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the joint life option to the single life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for new purchases of the single life option. In deciding whether to make this change, the surviving spouse should consider: 1) if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the cost of the single life option is less than the cost of the joint life option.
If the surviving spouse of the deceased Contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, will apply to the spouse as the new Contractowner. Under the Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option, the new Contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new Contractowner must meet all conditions for a step-up.
If a non-spouse Beneficiary elects to receive the Death Benefit in installments over life expectancy (thereby keeping the contract in force), the Beneficiary may continue the Lincoln SmartSecurity® Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the Contract Value declines below the Guaranteed Amount (as adjusted for withdrawals of Death Benefit payments), the Beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the Death Benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this rider. If there are multiple Beneficiaries, each Beneficiary will be entitled to continue a share of the Lincoln SmartSecurity® Advantage equal to his or her share of the Death Benefit.
Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may change from a joint life option to a single life option (if the Contractowner is under age 81) at the current rider charge for new sales of the single life option. At the time of the change, the Guaranteed Amount will be reset to the current Contract Value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.
After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
Termination. After the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent Contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the Contractowner may terminate the rider by notifying us in writing. Lincoln SmartSecurity® Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
•	upon the election of i4LIFE® Advantage;
•	if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
•	when a withdrawal in excess of the Maximum Annual Withdrawal amount reduces the Guaranteed Amount to zero; or
•	Upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.

i4LIFE® Advantage Option. Contractowners with an active Lincoln SmartSecurity® Advantage who decide to terminate the Lincoln SmartSecurity® Advantage rider and purchase i4LIFE® Advantage can use any remaining Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE® Advantage terms and charge in effect at the time of the i4LIFE® Advantage election. Contractowners may consider this if i4LIFE® Advantage will provide a higher payout amount, among other reasons. There are many factors to consider when making this decision, including the cost of the riders, the payout amounts, applicable guarantees and applicable Investment Requirements. You should discuss this decision with your registered representative. See i4LIFE® Advantage.
4LATER® Advantage
4LATER® Advantage (or “4LATER®”) is a rider that protects against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. You must elect i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit to receive a benefit from 4LATER® Advantage. Election of these riders will limit how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements. See Charges and Other Deductions for a discussion of the 4LATER® Advantage charge. The 4LATER® Advantage rider is no longer available for purchase.
4LATER® Advantage Before Payouts Begin
The following discussion applies to 4LATER® Advantage during the accumulation phase of your annuity, referred to as 4LATER®. This is prior to the time any payouts begin under i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit.
Income Base. The Income Base is a value established when you purchase 4LATER® and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a Death Benefit. If you elect 4LATER® at the time you purchase the contract, the Income Base initially equals the Purchase Payments and any Bonus Credits. If you elect 4LATER® after we issue the contract, the Income Base will initially equal the Contract Value on the 4LATER® Effective Date. Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payments and any Bonus Credits. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional Purchase Payments and any Bonus Credit and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current Contract Value if your Contract Value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln Life automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE® Advantage and establish the 4LATER® Guaranteed Income Benefit, the Income Base (if higher than the Contract Value) is used in the 4LATER® Advantage Guaranteed Income Benefit calculation.
Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER® Effective Date, or on the date of any reset of the Income Base to the Contract Value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for Purchase Payments, corresponding Bonus Credits, and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current Contract Value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.
Future Income Base. 4LATER® provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE® Advantage is elected, you terminate 4LATER® or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the Future Income Base. The 4LATER® charge will then be assessed on this newly adjusted Income Base, but the percentage charge will not change.
Any Purchase Payment made after the 4LATER® Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the Purchase Payment and corresponding Bonus Credit, plus 15% of that Purchase Payment and Bonus Credit.
Example:

Initial Purchase Payment and corresponding Bonus Credit	$104,000
Purchase Payment and corresponding Bonus Credit 60 days later	$10,400
Income Base	$114,400
Future Income Base (during the 1st Waiting Period)	$131,560	($114,400 x 115%)
Income Base (after 1st Waiting Period)	$131,560
New Future Income Base (during 2nd Waiting Period)	$151,294	($131,560 x 115%)
Any Purchase Payments made after the 4LATER® Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the Purchase Payment and corresponding Bonus Credit plus 15% of that Purchase Payment and corresponding Bonus Credit proportionately for the number of full years remaining in the current Waiting Period.
Example:
Income Base	$104,000
Purchase Payment and corresponding Bonus Credit in Year 2	$10,400
New Income Base	$114,400
Future Income Base (during 1st Waiting Period-Year 2)	$130,520	($104,000 x 115%) + ($10,400 x 100%) +
		($10,400 x 15% x 1/3)
Income Base (after 1st Waiting Period)	$130,520
New Future Income Base (during 2nd Waiting Period)	$150,098	($130,520 x 115%)
Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
During any subsequent Waiting Periods, if you elect to reset the Income Base to the Contract Value, the Future Income Base will equal 115% of the Contract Value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current Contract Value below.
In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the Contractowner to establish a 4LATER® Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.
Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER® Effective Date. The Maximum Income Base will be increased by 200% of any additional Purchase Payments and corresponding Bonus Credits. In all circumstances, the Maximum Income Base can never exceed $10,000,000. This maximum takes into consideration the combined Income Bases for all Lincoln Life contracts (or contracts issued by our affiliates) owned by you or on which you are the Annuitant.
After a reset to the current Contract Value, the Maximum Income Base will equal 200% of the Contract Value on the Valuation Date of the reset not to exceed $10,000,000.
Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
Example:
Income Base	$104,000	Maximum Income Base	$208,000
Purchase Payment and corresponding Bonus Credit in Year 2	$ 10,400	Increase to Maximum Income Base	$ 20,800
New Income Base	$114,400	New Maximum Income Base	$228,800
Future Income Base after Purchase Payment	$130,520	Maximum Income Base	$228,800
Income Base (after 1st Waiting Period)	$130,520
Future Income Base (during 2nd Waiting Period)	$150,098	Maximum Income Base	$228,800
Contract Value in Year 4	$112,000
Withdrawal of 10%	$ 11,200
After Withdrawal (10% adjustment)
Contract Value	$100,800
Income Base	$117,468
Future Income Base	$135,088	Maximum Income Base	$205,920
Resets of the Income Base to the current Contract Value (“Resets”). You may elect to reset the Income Base to the current Contract Value at any time after the initial Waiting Period following: (a) the 4LATER® Effective Date or (b) any prior reset of the Income Base.

Resets are subject to a maximum of $10,000,000 and the Annuitant must be under age 81. You might consider resetting the Income Base if your Contract Value has increased above the Income Base (including the 15% automatic Enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the Contract Value, the 15% automatic Enhancement will not apply until the end of the next Waiting Period.
This reset may be elected by sending a written request to our Home Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the Contract Value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the Contract Value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE® Advantage, the Annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the Contract Value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home Office.
At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge will change to the current charge in effect at the time of the reset, not to exceed the guaranteed maximum charge. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us.
We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER® Effective Date and starting with each anniversary of the 4LATER® Effective Date after that. If the Contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.
NOTE: If you plan to elect i4LIFE® Advantage within three years of the issue date of 4LATER® Advantage, you will not receive the benefit of the future Income Base.
4LATER® Guaranteed Income Benefit
When you are ready to elect i4LIFE® Advantage Regular Income Payments, the greater of the Income Base accumulated under 4LATER® or the Contract Value will be used to calculate the 4LATER® Guaranteed Income Benefit. The 4LATER® Guaranteed Income Benefit is a minimum payout floor for your i4LIFE® Advantage Regular Income Payments.
The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or Contract Value (or Guaranteed Amount if applicable) on the Periodic Income Commencement Date, by 1000 and multiplying the result by the rate per $1000 from the Guaranteed Income Benefit Table in your 4LATER® rider. If the Contract Value is used to establish the 4LATER® Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE® Advantage Regular Income Payment (which is also based on the Contract Value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the Contract Value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE® Advantage Regular Income Payment.
If the amount of your i4LIFE® Advantage Regular Income Payment (which is based on your i4LIFE® Advantage Account Value) has fallen below the 4LATER® Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER® Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER® Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE® Advantage Regular Income Payment. If your Regular Income Payment is less than the 4LATER® Guaranteed Income Benefit, we will reduce your i4LIFE® Advantage Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the 4LATER® Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the Subaccounts and the fixed account proportionately according to your investment allocations.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190

If your Account Value reaches zero as a result of withdrawals to provide the 4LATER® Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER® Guaranteed Income Benefit.
When your Account Value reaches zero, your i4LIFE® Advantage Access Period will end and the i4LIFE® Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER® Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your Death Benefit. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER® Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living (i.e., the i4LIFE® Advantage Lifetime Income Period). If your Account Value equals zero, no Death Benefit will be paid.
If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the 4LATER® Guaranteed Income Benefit, the 4LATER® Guaranteed Income Benefit will never come into effect.
The 4LATER® Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current Regular Income Payment, if that result is greater than the immediately prior 4LATER® Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary for 15 years. At the end of a 15-year step-up period, the Contractowner may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln Life administer this election for you. At the time of a reset of the 15 year period, the charge for the 4LATER® Guaranteed Income Benefit will become the current charge up to the guaranteed maximum charge of 1.50% (i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charge). After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up period occurred.
Additional Purchase Payments cannot be made to your contract after the Periodic Income Commencement Date. The 4LATER® Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your financial adviser.
Impacts to i4LIFE® Advantage Regular Income Payments. At the time you elect i4LIFE® Advantage, you also select the Access Period. See i4LIFE® Advantage – Access Period. Generally, shorter Access Periods will produce a higher initial i4LIFE® Advantage Regular Income Payment and higher Guaranteed Income Benefit payments than longer Access Periods. The minimum Access Period required with the 4LATER® Guaranteed Income Benefit is currently the longer of 15 years or the difference between your current age (nearest birthday) and age 85. We reserve the right to increase this minimum prior to the election of 4LATER® Advantage, subject to the terms in your rider. (Note: i4LIFE® Advantage can have a shorter Access Period if a Guaranteed Income Benefit is not provided.)
If you choose to lengthen your Access Period at a later date, thereby recalculating and reducing your Regular Income Payment, your 4LATER® Guaranteed Income Benefit will also be recalculated and reduced. The 4LATER® Guaranteed Income Benefit will be adjusted in proportion to the reduction in the Regular Income Payment. If you choose to shorten your Access Period, the 4LATER® rider will terminate.
When you make your 4LATER® Guaranteed Income Benefit and i4LIFE® Advantage elections, you must also choose an assumed investment return of 4% to calculate your i4LIFE® Advantage Regular Income Payments. Once you have elected 4LATER®, the assumed investment return rate will not change.
The following is an example of what happens when you extend the Access Period:
Assume:
i4LIFE® Advantage remaining Access Period = 10 years
Current i4LIFE® Advantage Regular Income Payment = $6,375
Current 4LATER® Guaranteed Income Benefit = $5,692
Extend Access Period 5 years:
i4LIFE® Advantage Regular Income Payment after extension = $5,355
Percentage change in i4LIFE® Advantage Regular Income Payment = $5,355 ÷ $6,375 = 84%
New 4LATER® Guaranteed Income Benefit = $5,692 x 84% = $4,781
General Provisions of 4LATER® Advantage
Termination. After the later of the third anniversary of the 4LATER® rider Effective Date or the most recent Reset, the 4LATER® rider may be terminated upon written notice to us. Prior to the Periodic Income Commencement Date, 4LATER® will automatically terminate upon any of the following events:
•	termination of the contract to which the 4LATER® rider is attached;
•	the change of or the death of the Annuitant (except if the surviving spouse assumes ownership of the contract and the role of the Annuitant upon death of the Contractowner); or

•	the change of Contractowner (except if the surviving spouse assumes ownership of the contract and the role of Annuitant upon the death of the Contractowner), including the assignment of the contract; or
•	the last day that you can elect i4LIFE® Advantage (age 85 for qualified contracts and age 99 for nonqualified contracts).
After the Periodic Income Commencement Date, the 4LATER® rider will terminate due to any of the following events:
•	the death of the Annuitant (or, the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency.
A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the 4LATER® Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified.
If you terminate the 4LATER® rider on or after the Periodic Income Commencement Date, you cannot re-elect it.

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Appendix D – Lincoln Life Variable Annuity Contracts Eligible for Inclusion in Owner’s Investment
The American Legacy®
American Legacy II®
American Legacy III®
American Legacy III® B Class
American Legacy III® C Share
American Legacy III® Plus
American Legacy III® View
American Legacy Shareholder’s Advantage®
American Legacy Shareholder’s Advantage® A Class
American Legacy® Design
American Legacy® Signature
American Legacy® Fusion
American Legacy® Series
Multi-Fund®
Multi-Fund® 5
Lincoln ChoicePlusSM
Lincoln ChoicePlusSM Access
Lincoln ChoicePlusSM Bonus
Lincoln ChoicePlus IISM
Lincoln ChoicePlus IISM Access
Lincoln ChoicePlus IISM Bonus
Lincoln ChoicePlus IISM Advance
Lincoln ChoicePlus AssuranceSM (A Share)
Lincoln ChoicePlus AssuranceSM (A Class)
Lincoln ChoicePlus AssuranceSM (B Share)
Lincoln ChoicePlus AssuranceSM (B Class)
Lincoln ChoicePlus AssuranceSM (C Share)
Lincoln ChoicePlus AssuranceSM (L Share)
Lincoln ChoicePlus AssuranceSM (Bonus)
Lincoln ChoicePlus AssuranceSM (Prime)
Lincoln ChoicePlusSM Design
Lincoln ChoicePlusSM Rollover
Lincoln ChoicePlusSM Signature
Lincoln ChoicePlusSM Fusion
Lincoln InvestmentSolutionsSM
Lincoln ChoicePlus AssuranceSM Series
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Appendix E — Guaranteed Income Benefit Percentages For Previous Rider Elections
Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for:
i4LIFE® Advantage Guaranteed Income Benefit elections between May 21, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount
Under age 40	2.00%
40 – 54	2.50%
55 – under 59½	3.00%
59½ - 64	3.50%
65 – 69	4.00%
70 – 74	4.50%
75+	5.00%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.
i4LIFE® Advantage Guaranteed Income Benefit elections prior to May 21, 2012.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount
Under age 40	2.50%
40 – 54	3.00%
55 – under 59½	3.50%
59½ - 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

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SAI 3

Lincoln ChoicePlus AssuranceSM (Bonus)
Lincoln Life Variable Annuity Account N  (Registrant)
The Lincoln National Life Insurance Company  (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln ChoicePlus AssuranceSM (Bonus) prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2015. You may obtain a copy of the Lincoln ChoicePlus AssuranceSM (Bonus) prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46802, or call 1-888-868-2583.

This SAI is not a prospectus.
The date of this SAI is May 1, 2015.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.
Services
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) our financial statements of the Lincoln Life Variable Annuity Account N as of December 31, 2014 and for the year then ended and the statement of changes in net assets for each of the years in the two year period ended December 31, 2014; and b) our consolidated financial statements of The Lincoln National Life Insurance Company as of December 31, 2014 and 2013 and for each of the three years in the period ended December 31, 2014, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.
Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.
Principal Underwriter
Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of Lincoln Life, serves as principal underwriter (the “Principal Underwriter”) for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives, who are associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively, “LFN”), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers (“Selling Firms”) for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $437,205,763, $619,961,766 and $606,129,776 to LFN and Selling Firms in 2012, 2013 and 2014 respectively, as sales compensation with respect to all the contracts offered under the VAA. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.
Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.
Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
The offering of the contracts is continuous.
Interest Adjustment Example
Note: This example is intended to show how the Interest Adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the Interest Adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The Interest Adjustment may be referred to as a Market Value Adjustment in your contract.
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SAMPLE CALCULATIONS FOR MALE 35 ISSUE
CASH SURRENDER VALUES
Single Premium	$50,000
Premium taxes	None
Withdrawals	None
Guaranteed Period	5 years
Guaranteed Interest Rate	3.50%
Annuity Date	Age 70
Index Rate A	3.50%
Index Rate B	4.00% End of contract year 1 3.50% End of contract year 2 3.00% End of contract year 3 2.00% End of contract year 4
Percentage adjustment to B	0.50%

Interest Adjustment Formula	(1 + Index A)[n]	-1
n = Remaining Guaranteed Period	(1 + Index B + % Adjustment)[n]
SURRENDER VALUE CALCULATION
Contract Year	(1) Annuity Value	(2) 1 + Interest Adjustment Formula	(3) Adjusted Annuity Value	(4) Minimum Value	(5) Greater of (3) & (4)	(6) Surrender Charge	(7) Surrender Value
1	$51,710	0.962268	$49,759	$50,710	$50,710	$4,250	$46,460
2	$53,480	0.985646	$52,712	$51,431	$52,712	$4,250	$48,462
3	$55,312	1.000000	$55,312	$52,162	$55,312	$4,000	$51,312
4	$57,208	1.009756	$57,766	$52,905	$57,766	$3,500	$54,266
5	$59,170	N/A	$59,170	$53,658	$59,170	$3,000	$56,170
ANNUITY VALUE CALCULATION
Contract Year	BOY* Annuity Value		Guaranteed Interest Rate		Annual Account Fee		EOY** Annuity Value
1	$50,000	x	1.035	-	$40	=	$51,710
2	$51,710	x	1.035	-	$40	=	$53,480
3	$53,480	x	1.035	-	$40	=	$55,312
4	$55,312	x	1.035	-	$40	=	$57,208
5	$57,208	x	1.035	-	$40	=	$59,170
SURRENDER CHARGE CALCULATION
Contract Year	Surrender Charge Factor		Deposit		Surrender Charge
1	8.5%	x	$50,000	=	$4,250
2	8.5%	x	$50,000	=	$4,250
3	8.0%	x	$50,000	=	$4,000
4	7.0%	x	$50,000	=	$3,500
5	6.0%	x	$50,000	=	$3,000
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1 + INTEREST ADJUSTMENT FORMULA CALCULATION
Contract Year	Index A	Index B	Adj Index B	N	Result
1	3.50%	4.00%	4.50%	4	0.962268
2	3.50%	3.50%	4.00%	3	0.985646
3	3.50%	3.00%	3.50%	2	1.000000
4	3.50%	2.00%	2.50%	1	1.009756
5	3.50%	N/A	N/A	N/A	N/A
MINIMUM VALUE CALCULATION
Contract Year			Minimum Guaranteed Interest Rate		Annual Account Fee		Minimum Value
1	$50,000	x	1.015	-	$40	=	$50,710
2	$50,710	x	1.015	-	$40	=	$51,431
3	$51,431	x	1.015	-	$40	=	$52,162
4	$52,162	x	1.015	-	$40	=	$52,905
5	$52,905	x	1.015	-	$40	=	$53,658

*	BOY = beginning of year

**	EOY = end of year
Annuity Payouts
Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
•	the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax (and less any surrender charges on purchase payments in the contract for less than 12 months if bonus credits applied to the purchase payments);
•	the annuity tables contained in the contract;
•	the type of annuity option selected; and
•	the investment results of the fund(s) selected.
In order to determine the amount of variable Annuity Payouts, we make the following calculation:
•	first, we determine the dollar amount of the first payout;
•	second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
•	third, we calculate the value of the Annuity Units each period thereafter.
These steps are explained below.
The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table “a” Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5%, or 6% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the
B-4

value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner’s fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.
The value of each Subaccount’s Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
•	The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
•	A factor to neutralize the assumed investment return in the annuity table.
The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the access period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return (AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.
Annuitant	Male, Age 65
Secondary Life	Female, Age 63
Purchase Payment	$200,000.00
Regular Income Payment Frequency	Annual
AIR	4.0%
Hypothetical Investment Return	4.0%

	20-year Access Period	30-Year Access Period
Regular Income Payment	$10,600.94	$10,004.94
A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,540.85 with the 20-year access period and $9,004.45 with the 30-year access period.
At the end of the 20-year access period, the remaining Account Value of $109,921.94 (assuming no withdrawals) will be used to continue the $10,600.94 Regular Income Payment during the lifetime income period for the lives of the Annuitant and Secondary Life. At the end of the 30-year access period, the remaining Account Value of $65,108.01 (assuming no withdrawals) will be used to continue the $10,004.94 Regular Income Payment during the lifetime income period for the lives of the Annuitant and Secondary Life. (Note: the Regular Income Payments during the lifetime income period will vary with the investment performance of the underlying funds).
Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors — the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as
B-5

issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best, Fitch, and Standard & Poor’s. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.
About the S&P 500 Index
The S&P 500 Index (hereinafter “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates (hereinafter “Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the funds. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the funds into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
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Unclaimed Property
We have entered into a Global Resolution Agreement with a third party auditor representing multiple states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor has compared expanded matching criteria to the Social Security Master Death File (“SSMDF”) to identify deceased insureds and policy or contract holders where a valid claim has not been made. We have also entered into a Regulatory Settlement Agreement with multiple states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws and considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in: (1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and (3) changes in our practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.
Additional Services
Dollar Cost Averaging (DCA)—You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 ($2,000 for contracts purchased prior to November 15, 2010) over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS)—AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.
Cross Reinvestment Program/Earnings Sweep Program — Under this option, Account Value in a designated variable Subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable Subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the Annuity Commencement Date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.
The minimum holding Account Value required to establish cross reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.
Beginning May 1, 2010, the cross reinvestment service is no longer available unless the Contractowner was enrolled in this service prior to this date. Contractowners who are currently enrolled in this service will not be impacted by this change.
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Portfolio Rebalancing — Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value, allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.
SecureLine® Account – SecureLine® is an interest bearing draft account established from the proceeds payable on a contract administered by us that helps you manage your surrender or death benefit proceeds. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may use the checkbook we previously provided and write checks against the account until the funds are depleted. The SecureLine® account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine® account.
Interest credited in the SecureLine® account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine® account. The balance in your SecureLine® account began earning interest the day your account was opened and will continue to earn interest until all funds are withdrawn. Interest is compounded daily and credited to your account on the last day of each month. The interest rate will be updated monthly and we may increase or decrease the rate at our discretion. The interest rate credited to your SecureLine® account may be more or less than the rate earned on funds held in our general account. The interest rate offered with a SecureLine® account is not necessarily that credited to the fixed account. There are no monthly fees. You may be charged a fee if you stop a payment or if you present a check for payment without sufficient funds.
Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of policyholders under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial Statements
The December 31, 2014 financial statements of the VAA and the December 31, 2014 consolidated financial statements of Lincoln Life appear on the following pages.
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The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company

Consolidated Financial Statements

December 31, 2014 and 2013

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder of

The Lincoln National Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Lincoln National Life Insurance Company as of December 31, 2014 and 2013, and the related consolidated statements of comprehensive income (loss), stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2014.  These financial statements are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  We were not engaged to perform an audit of the Company’s internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Lincoln National Life Insurance Company at December 31, 2014 and 2013, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania

April 1, 2015

See accompanying Notes to Consolidated Financial Statements

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THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

(in millions, except share data)

	As of December 31,
	2014	2013
ASSETS
Investments:
Available-for-sale securities, at fair value:
Fixed maturity securities (amortized cost: 2014 – $78,039; 2013 – $75,585)	$85,421	$79,178
Variable interest entities’ fixed maturity securities (amortized cost: 2014 – $587; 2013 – $682)	598	697
Equity securities (cost: 2014 – $216; 2013 – $182)	231	201
Trading securities	1,966	2,190
Mortgage loans on real estate	7,387	7,029
Real estate	14	26
Policy loans	2,645	2,651
Derivative investments	1,763	617
Other investments	1,551	1,208
Total investments	101,576	93,797
Cash and invested cash	3,224	630
Deferred acquisition costs and value of business acquired	8,155	8,859
Premiums and fees receivable	480	424
Accrued investment income	1,016	1,002
Reinsurance recoverables	6,926	7,075
Reinsurance related embedded derivatives	-	159
Funds withheld reinsurance assets	655	781
Goodwill	2,273	2,273
Other assets	3,940	5,373
Separate account assets	125,265	117,135
Total assets	$253,510	$237,508

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Future contract benefits	$19,225	$17,627
Other contract holder funds	74,561	73,530
Short-term debt	2	51
Long-term debt	2,662	2,600
Reinsurance related embedded derivatives	109	-
Funds withheld reinsurance liabilities	4,441	3,111
Deferred gain on business sold through reinsurance	220	297
Payables for collateral on investments	4,311	2,865
Variable interest entities’ liabilities	13	27
Other liabilities	5,804	5,421
Separate account liabilities	125,265	117,135
Total liabilities	236,613	222,664

Contingencies and Commitments (See Note 14)

Stockholder’s Equity
Common stock – 10,000,000 shares authorized, issued and outstanding	10,652	10,636
Retained earnings	3,066	2,778
Accumulated other comprehensive income (loss)	3,179	1,430
Total stockholder’s equity	16,897	14,844
Total liabilities and stockholder’s equity	$253,510	$237,508

See accompanying Notes to Consolidated Financial Statements

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THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(in millions)

	For the Years Ended December 31,
	2014	2013	2012
Revenues
Insurance premiums	$2,371	$2,339	$2,290
Fee income	4,608	4,008	3,626
Net investment income	4,648	4,561	4,551
Realized gain (loss):
Total other-than-temporary impairment losses on securities	(25)	(75)	(242)
Portion of loss recognized in other comprehensive income	10	10	103
Net other-than-temporary impairment losses on securities recognized in earnings	(15)	(65)	(139)
Realized gain (loss), excluding other-than-temporary impairment losses on securities	(509)	122	16
Total realized gain (loss)	(524)	57	(123)
Amortization of deferred gain on business sold through reinsurance	69	69	77
Other revenues	867	426	396
Total revenues	12,039	11,460	10,817
Expenses
Interest credited	2,492	2,468	2,424
Benefits	4,354	3,613	2,939
Commissions and other expenses	3,876	3,526	3,838
Interest and debt expense	103	93	110
Total expenses	10,825	9,700	9,311
Income (loss) before taxes	1,214	1,760	1,506
Federal income tax expense (benefit)	220	431	344
Net income (loss)	994	1,329	1,162
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on available-for-sale securities	1,610	(2,355)	1,071
Unrealized other-than-temporary impairment on available-for-sale securities	20	27	(2)
Unrealized gain (loss) on derivative instruments	122	(96)	(31)
Funded status of employee benefit plans	(3)	(6)	2
Total other comprehensive income (loss), net of tax	1,749	(2,430)	1,040
Comprehensive income (loss)	$2,743	$(1,101)	$2,202

See accompanying Notes to Consolidated Financial Statements

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THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY

(in millions)

	For the Years Ended December 31,
	2014	2013	2012

Common Stock
Balance as of beginning-of-year	$10,636	$10,620	$10,605
Stock compensation/issued for benefit plans	16	16	15
Balance as of end-of-year	10,652	10,636	10,620

Retained Earnings
Balance as of beginning-of-year	2,778	2,089	1,532
Net income (loss)	994	1,329	1,162
Dividends declared	(706)	(640)	(605)
Balance as of end-of-year	3,066	2,778	2,089

Accumulated Other Comprehensive Income (Loss)
Balance as of beginning-of-year	1,430	3,860	2,820
Other comprehensive income (loss), net of tax	1,749	(2,430)	1,040
Balance as of end-of-year	3,179	1,430	3,860
Total stockholder’s equity as of end-of-year	$16,897	$14,844	$16,569

See accompanying Notes to Consolidated Financial Statements

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THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

	For the Years Ended December 31,
	2014	2013	2012
Cash Flows from Operating Activities
Net income (loss)	$994	$1,329	$1,162
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Deferred acquisition costs, value of business acquired, deferred sales inducements
and deferred front-end loads deferrals and interest, net of amortization	(535)	(539)	(283)
Trading securities purchases, sales and maturities, net	310	131	202
Change in premiums and fees receivable	(56)	(42)	27
Change in accrued investment income	(14)	(16)	(37)
Change in future contract benefits and other contract holder funds	1,407	(232)	(1,277)
Change in reinsurance related assets and liabilities	(960)	68	1,438
Change in federal income tax accruals	48	437	208
Realized (gain) loss	524	(57)	123
Amortization of deferred gain on business sold through reinsurance	(69)	(69)	(77)
Proceeds from reinsurance recapture	422	-	-
Change in cash management agreement investment	329	(29)	(359)
Other	249	(85)	(72)
Net cash provided by (used in) operating activities	2,649	896	1,055

Cash Flows from Investing Activities
Purchases of available-for-sale securities	(8,306)	(11,002)	(11,021)
Sales of available-for-sale securities	1,120	954	1,098
Maturities of available-for-sale securities	4,984	5,952	5,757
Purchases of other investments	(5,013)	(2,481)	(2,112)
Sales or maturities of other investments	4,411	2,494	2,009
Increase (decrease) in payables for collateral on investments	1,446	(1,256)	374
Proceeds (outflows) from business ceded, recaptured and novated	(3)	(22)	35
Other	(82)	(95)	(130)
Net cash provided by (used in) investing activities	(1,443)	(5,456)	(3,990)

Cash Flows from Financing Activities
Issuance of long-term debt, net of issuance costs	-	311	-
Issuance (decrease) in short-term debt	(49)	23	18
Proceeds from sales leaseback transaction	83	-	-
Deposits of fixed account values, including the fixed portion of variable	10,363	10,466	10,667
Withdrawals of fixed account values, including the fixed portion of variable	(5,775)	(5,230)	(5,618)
Transfers to and from separate accounts, net	(2,509)	(3,001)	(2,091)
Common stock issued for benefit plans and excess tax benefits	(19)	(17)	(2)
Dividends paid to common and preferred stockholders	(706)	(640)	(605)
Net cash provided by (used in) financing activities	1,388	1,912	2,369

Net increase (decrease) in cash and invested cash	2,594	(2,648)	(566)
Cash and invested cash as of beginning-of-year	630	3,278	3,844
Cash and invested cash as of end-of-year	$3,224	$630	$3,278

See accompanying Notes to Consolidated Financial Statements

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THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies

Nature of Operations

The Lincoln National Life Insurance Company (“LNL” or the “Company,” which also may be referred to as “we,” “our” or “us”), a wholly-owned subsidiary of Lincoln National Corporation (“LNC” or the “Parent Company”), is domiciled in the state of Indiana.  We own 100% of the outstanding common stock of one insurance company subsidiary, Lincoln Life & Annuity Company of New York (“LLANY”). We also own several non-insurance companies, including Lincoln Financial Distributors and Lincoln Financial Advisors, LNC’s wholesaling and retailing business units, respectively.  LNL’s principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels.  LNL is licensed and sells its products throughout the U.S. and several U.S. territories.  See Note 23 for additional information.

Basis of Presentation

The accompanying consolidated financial statements are prepared in accordance with United States of America generally accepted accounting principles (“GAAP”).  Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of LNL and all other entities in which we have a controlling financial interest and any variable interest entities (“VIEs”) in which we are the primary beneficiary.  Entities in which we do not have a controlling financial interest and do not exercise significant management influence over the operating and financing decisions are reported using the equity method.  All material inter-company accounts and transactions have been eliminated in consolidation.

Our involvement with VIEs is primarily to invest in assets that allow us to gain exposure to a broadly diversified portfolio of asset classes.  A VIE is an entity that does not have sufficient equity to finance its own activities without additional financial support or where investors lack certain characteristics of a controlling financial interest.  We assess our contractual, ownership or other interests in a VIE to determine if our interest participates in the variability the VIE was designed to absorb and pass onto variable interest holders.  We perform an ongoing qualitative assessment of our variable interests in VIEs to determine whether we have a controlling financial interest and would therefore be considered the primary beneficiary of the VIE.  If we determine we are the primary beneficiary of a VIE, we consolidate the assets and liabilities of the VIE in our consolidated financial statements.

Accounting Estimates and Assumptions

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period.  Those estimates are inherently subject to change and actual results could differ from those estimates.  Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are:  fair value of certain invested assets and derivatives, other-than-temporary impairment (“OTTI”) and asset valuation allowances, deferred acquisition costs (“DAC”),  value of business acquired (“VOBA”), deferred sales inducements (“DSI”), goodwill, future contract benefits, other contract holder funds including deferred front-end loads (“DFEL”), pension plans, stock-based incentive compensation, income taxes and the potential effects of resolving litigated matters.

Business Combinations

We use the acquisition method of accounting for all business combination transactions, and accordingly, recognize the fair values of assets acquired, liabilities assumed and any noncontrolling interests in our consolidated financial statements.  The allocation of fair values may be subject to adjustment after the initial allocation for up to a one-year period as more information becomes available relative to the fair values as of the acquisition date.  The consolidated financial statements include the results of operations of any acquired company since the acquisition date.

Fair Value Measurement

Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk (“NPR”), which would include our own credit risk.  Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (“exit price”) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability (“entry price”).  Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”),

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we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique.  The three-level hierarchy for fair value measurement is defined as follows:

•

Level 1 – inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to “blockage discounts” that are excluded;

•

Level 2 – inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and

•

Level 3 – inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement.  Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult.  However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

Available-For-Sale Securities – Fair Valuation Methodologies and Associated Inputs

Securities classified as available-for-sale (“AFS”) consist of fixed maturity and equity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) (“AOCI”), net of associated DAC, VOBA, DSI, future contract benefits, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as AFS based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity or equity security, and we consistently apply the valuation methodology to measure the security’s fair value.  Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities.  Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices.  We do not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our AFS securities.  Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.  In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met.    For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable.  For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement.  Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all AFS securities on any given day.  For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants.    For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our AFS securities discussed above:

•	Corporate bonds and U.S. government bonds – We also use Trade Reporting and Compliance EngineTM reported tables for our corporate bonds and vendor trading platform data for our U.S. government bonds.
•

Mortgage- and asset-backed securities (“ABS”) – We also utilize additional inputs, which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities (“MBS”), which include collateralized mortgage obligations and mortgage pass through securities backed by residential mortgages (“RMBS”), commercial mortgage-backed securities (“CMBS”), collateralized loan obligations (“CLOs”) and collateralized debt obligations (“CDOs”).

•

State and municipal bonds – We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.

•

Hybrid and redeemable preferred and equity securities – We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred and equity securities.

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In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes.  We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service.  On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source.  We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

AFS Securities – Evaluation for Recovery of Amortized Cost

We regularly review our AFS securities for declines in fair value that we determine to be other-than-temporary.  For an equity security, if we do not have the ability and intent to hold the security for a sufficient period of time to allow for a recovery in value, we conclude that an OTTI has occurred and the amortized cost of the equity security is written down to the current fair value, with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  When assessing our ability and intent to hold the equity security to recovery, we consider, among other things, the severity and duration of the decline in fair value of the equity security as well as the cause of the decline, a fundamental analysis of the liquidity, and business prospects and overall financial condition of the issuer.

For our fixed maturity AFS securities (also referred to as “debt securities”), we generally consider the following to determine whether our unrealized losses are other-than-temporarily impaired:

•	The estimated range and average period until recovery;
•	The estimated range and average holding period to maturity;
•	Remaining payment terms of the security;
•	Current delinquencies and nonperforming assets of underlying collateral;
•	Expected future default rates;
•	Collateral value by vintage, geographic region, industry concentration or property type;
•	Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
•	Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an OTTI has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an OTTI has occurred and the amortized cost is written down to the estimated recovery value with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss), as this amount is deemed the credit portion of the OTTI.  The remainder of the decline to fair value is recorded in other comprehensive income (“OCI”) to unrealized OTTI on AFS securities on our Consolidated Statements of Stockholder’s Equity, as this amount is considered a noncredit (i.e., recoverable) impairment.

When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.  In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover.  The discount rate is the effective interest rate implicit in the underlying debt security.  The effective interest rate is the original yield, or the coupon if the debt security was previously impaired.  See the discussion below for additional information on the methodology and significant inputs, by security type, which we use to determine the amount of a credit loss.

Our conclusion that it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis, the estimated future cash flows are equal to or greater than the amortized cost basis of the debt securities, or we have the ability to hold the equity AFS securities for a period of time sufficient for recovery is based upon our asset-liability management process.  Management considers the following as part of the evaluation:

•	The current economic environment and market conditions;
•	Our business strategy and current business plans;
•	The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;
•	Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
•

The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;

•	The capital risk limits approved by management; and
•	Our current financial condition and liquidity demands.

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To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

•	Historical and implied volatility of the security;
•	Length of time and extent to which the fair value has been less than amortized cost;
•	Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
•	Failure, if any, of the issuer of the security to make scheduled payments; and
•	Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of an OTTI, the AFS security is accounted for as if it had been purchased on the measurement date of the OTTI.  Therefore, for the fixed maturity AFS security, the original discount or reduced premium is reflected in net investment income over the contractual term of the investment in a manner that produces a constant effective yield.

To determine recovery value of a corporate bond, CLO or CDO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
•	Fundamentals of the industry in which the issuer operates;
•

Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;

•	Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);
•	Expectations regarding defaults and recovery rates;
•	Changes to the rating of the security by a rating agency; and
•	Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter we review the cash flows for the MBS to determine whether or not they are sufficient to provide for the recovery of our amortized cost.  We revise our cash flow projections only for those securities that are at most risk for impairment based on current credit enhancement and trends in the underlying collateral performance.  To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
•	Level of creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
•	Susceptibility to fair value fluctuations for changes in the interest rate environment;
•	Susceptibility to reinvestment risks, in cases where market yields are lower than the securities’ book yield earned;
•	Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
•	Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
•	Susceptibility to variability of prepayments.

When evaluating MBS and mortgage-related ABS, we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security is temporary or other-than-temporary.  The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods.  We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future.  Other factors used in this analysis include type of underlying collateral (e.g., prime, Alt-A or subprime), geographic distribution of underlying loans and timing of liquidations by state.  Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur.  Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans.  Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments.  These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure.  If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for OTTI by comparing the expected cash flows to amortized cost.  To the extent that the security has already been impaired or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no impairment is required.

Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then impairment is recognized.

We further monitor the cash flows of all of our AFS securities backed by pools on an ongoing basis.  We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our AFS securities backed by pools of commercial mortgages.  The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received

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and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future.  These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable.  If it is not recoverable, we record an impairment of the security.

Trading Securities

Trading securities consist of fixed maturity and equity securities in designated portfolios, some of which support modified coinsurance (“Modco”) and coinsurance with funds withheld (“CFW”) reinsurance arrangements.  Investment results for the portfolios that support Modco and CFW reinsurance arrangements, including gains and losses from sales, are passed directly to the reinsurers pursuant to contractual terms of the reinsurance arrangements.  Trading securities are carried at fair value and changes in fair value and changes in the fair value of embedded derivative liabilities associated with the underlying reinsurance arrangements, are recorded in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) as they occur.

Alternative Investments

Alternative investments, which consist primarily of investments in limited partnerships (“LPs”), are included in other investments on our Consolidated Balance Sheets.    We account for our investments in LPs using the equity method to determine the carrying value.  Recognition of alternative investment income is delayed due to the availability of the related financial statements, which are generally obtained from the partnerships’ general partners.  As a result, our venture capital, real estate and oil and gas portfolios are generally on a three-month delay and our hedge funds are on a one-month delay.  In addition, the impact of audit adjustments related to completion of calendar-year financial statement audits of the investees are typically received during the second quarter of each calendar year.  Accordingly, our investment income from alternative investments for any calendar-year period may not include the complete impact of the change in the underlying net assets for the partnership for that calendar-year period.

Payables for Collateral on Investments

When we enter into collateralized financing transactions on our investments, a liability is recorded equal to the cash or non-cash collateral received.  This liability is included within payables for collateral on investments on our Consolidated Balance Sheets.  Income and expenses associated with these transactions are recorded as investment income and investment expenses within net investment income on our Consolidated Statements of Comprehensive Income (Loss).  Changes in payables for collateral on investments are reflected within cash flows from investing activities on our Consolidated Statements of Cash Flows.

Mortgage Loans on Real Estate

Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances.  Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate.  Premiums and discounts are amortized using the effective yield method over the life of the loan.  Interest income and amortization of premiums and discounts are reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our commercial loan portfolio is comprised of long-term loans secured by existing commercial real estate.  As such, it does not exhibit risk characteristics unique to mezzanine, construction, residential, agricultural, land or other types of real estate loans.  We believe all of the loans in our portfolio share three primary risks:  borrower creditworthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods for monitoring and assessing credit risk are consistent for our entire portfolio.  Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement.  When we determine that a loan is impaired, a valuation allowance is established for the excess carrying value of the loan over its estimated value.  The loan’s estimated value is based on:  the present value of expected future cash flows discounted at the loan’s effective interest rate; the loan’s observable market price; or the fair value of the loan’s collateral.  Valuation allowances are maintained at a level we believe is adequate to absorb estimated probable credit losses of each specific loan.  Our periodic evaluation of the adequacy of the allowance for losses is based on our past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.  Trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for credit losses.  In addition, we review each loan individually in our commercial mortgage loan portfolio on an annual basis to identify emerging risks.  We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to tenants with deteriorating credit profiles.  Where warranted, we establish or increase loss reserves for a specific loan based upon this analysis.  Our process for determining past due or delinquency status begins when a payment date is missed, at which time the borrower is contacted.  After the grace period expiration that may last up to 10 days, we send a default notice.  The default notice generally provides a short time period to cure the default. Our policy is to report loans that are 60 or more days past due, which equates to two or more payments missed, as delinquent.  We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on our Consolidated Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectability of the loan.  We resume accruing interest once a loan complies with all of its original terms or restructured terms.  Mortgage loans deemed uncollectable are charged against the allowance for losses, and subsequent recoveries, if any, are credited to the allowance for losses.  All mortgage loans that are impaired have an established allowance for credit losses.  Changes in valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

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We measure and assess the credit quality of our mortgage loans by using loan-to-value and debt-service coverage ratios.  The loan-to-value ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage.  Loan-to-value ratios greater than 100% indicate that the principal amount is greater than the collateral value.  Therefore, all else being equal, a lower loan-to-value ratio generally indicates a higher quality loan.  The debt-service coverage ratio compares a property’s net operating income to its debt-service payments.  Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments.  Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan.

Policy Loans

Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral.  Policy loans are carried at unpaid principal balances.

Real Estate

Real estate includes both real estate held for the production of income and real estate held-for-sale.  Real estate held for the production of income is carried at cost less accumulated depreciation.  Depreciation is calculated on a straight-line basis over the estimated useful life of the asset.  We periodically review properties held for the production of income for impairment.  Properties whose carrying values are greater than their projected undiscounted cash flows are written down to estimated fair value, with impairment losses reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  The estimated fair value of real estate is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks.  Real estate classified as held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs at the time classified as held-for-sale.  Real estate is not depreciated while it is classified as held-for-sale.  Also, valuation allowances for losses are established, as appropriate, for real estate held-for-sale and any changes to the valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  Real estate acquired through foreclosure proceedings is recorded at fair value at the settlement date.

Derivative Instruments

We hedge certain portions of our exposure to interest rate risk, foreign currency exchange risk, equity market risk and credit risk by entering into derivative transactions.  All of our derivative instruments are recognized as either assets or liabilities on our Consolidated Balance Sheets at estimated fair value.  We categorized derivatives into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique as discussed above in “Fair Value Measurement.”  The accounting for changes in the estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.  For those derivative instruments that are designated and qualify as hedging instruments, we designate the hedging instrument based upon the exposure being hedged:  as a cash flow hedge or a fair value hedge.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into net income in the same period or periods during which the hedged transaction affects net income.  The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change.  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in net income during the period of change in estimated fair values.  For derivative instruments not designated as hedging instruments, but that are economic hedges, the gain or loss is recognized in net income.

We purchase and issue financial instruments and products that contain embedded derivative instruments.  When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes.  The embedded derivative is carried at fair value with changes in fair value recognized in net income during the period of change.

We employ several different methods for determining the fair value of our derivative instruments.  The fair value of our derivative contracts are measured based on current settlement values, which are based on quoted market prices, industry standard models that are commercially available and broker quotes.  These techniques project cash flows of the derivatives using current and implied future market conditions.  We calculate the present value of the cash flows to measure the current fair market value of the derivative.

Cash and Invested Cash

Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

DAC, VOBA, DSI and DFEL

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Acquisition costs directly related to successful contract acquisitions or renewals of universal life insurance (“UL”),  variable universal life insurance (“VUL”), traditional life insurance, annuities and other investment contracts have been deferred (i.e., DAC) to the extent recoverable.  VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date.  Bonus credits and excess interest for dollar cost averaging contracts are considered DSI.  Contract sales charges that are collected in the early years of an insurance contract are deferred (i.e., DFEL), and the unamortized balance is reported in other contract holder funds on our Consolidated Balance Sheets.

Both DAC and VOBA amortization, excluding amounts reported in realized gain (loss), is reported within commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).  DSI amortization, excluding amounts reported in realized gain (loss), is reported in interest credited on our Consolidated Statements of Comprehensive Income (Loss).  The amortization of DFEL, excluding amounts reported in realized gain (loss), is reported within fee income on our Consolidated Statements of Comprehensive Income (Loss).  The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type.  For all insurance contracts, amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits (“EGPs”) from surrender charges, investment, mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments.  Contract lives for UL and VUL policies are estimated to be 30 to 40 years based on the expected lives of the contracts.  Contract lives for fixed and variable deferred annuities are generally between 13 and 30 years, while some of our fixed multi-year guarantee products have amortization periods equal to the guarantee period.  The front-end load annuity product has an assumed life of 25 years.  Longer lives are assigned to those blocks that have demonstrated favorable lapse experience.

Acquisition costs for all traditional contracts, including traditional life insurance contracts, such as individual whole life, group business and term life insurance, are amortized over the expected premium-paying period that ranges from 7 to 77 years.  Acquisition costs are either amortized on a straight-line basis or as a level percent of premium of the related policies depending on the block of business.  There is currently no DAC, VOBA, DSI or DFEL balance or related amortization for fixed and variable payout annuities.

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract.  We account for modifications of insurance contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on securities classified as AFS and certain derivatives and embedded derivatives.  Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses.  When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) reflecting the incremental effect of actual versus expected credit-related investment losses.  These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

During the third quarter of each year, we conduct our annual comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL and the calculations of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.  These assumptions include investment margins, mortality, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts, and with the processing of premium collections, deposits, withdrawals and commissions).  Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL included on our Consolidated Balance Sheets are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change related to our expectations of future EGPs (“unlocking”).  We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our annual comprehensive review.  We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying values of DAC, VOBA, DSI, DFEL, embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.

DAC, VOBA, DSI and DFEL are reviewed to ensure that the unamortized portion does not exceed the expected recoverable amounts.

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business.  Assets and liabilities and premiums and benefits from certain reinsurance contracts that grant statutory surplus relief to other insurance companies are netted on our Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income (Loss), respectively, because there is a right of offset.  All other reinsurance agreements are reported on a gross basis on our Consolidated Balance Sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to the reinsurers, with the exception of Modco agreements for which the right of offset also exists.  Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premiums, benefits and DAC are reported net of insurance ceded.

Goodwill

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We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill.  Goodwill is not amortized, but is reviewed at least annually for indications of value impairment, with consideration given to financial performance and other relevant factors.  We perform a two-step test in our evaluation of the carrying value of goodwill for each of our reporting units, if qualitative factors determine it is necessary to complete the two-step goodwill impairment test.  The results of one test on one reporting unit cannot subsidize the results of another reporting unit.  In Step 1 of the evaluation, the fair value of each reporting unit is determined and compared to the carrying value of the reporting unit.  If the fair value is greater than the carrying value, then the carrying value of the reporting unit is deemed to be recoverable, and Step 2 is not required.  If the fair value estimate is less than the carrying value, it is an indicator that impairment may exist, and Step 2 is required.  In Step 2, the implied fair value of goodwill is determined for the reporting unit.  The reporting unit’s fair value as determined in Step 1 is assigned to all of its net assets (recognized and unrecognized) as if the reporting unit were acquired in a business combination as of the date of the impairment test.  If the implied fair value of the reporting unit’s goodwill is lower than its carrying amount, goodwill is impaired and written down to its fair value; and a charge is reported in impairment of intangibles on our Consolidated Statements of Comprehensive Income (Loss).

Other Assets and Other Liabilities

Other assets consist primarily of DSI, specifically identifiable intangible assets, property and equipment owned by the Company, balances associated with corporate-owned and bank-owned life insurance, certain reinsurance assets, receivables resulting from sales of securities that had not yet settled as of the balance sheet date, debt issue costs, assets under capital leases, guaranteed living benefit (“GLB”) reserves embedded derivatives, other prepaid expenses and deferred losses on business sold through reinsurance.  Other liabilities consist primarily of current and deferred taxes, pension and other employee benefit liabilities, derivative instrument liabilities, certain reinsurance payables, payables resulting from purchases of securities that had not yet settled as of the balance sheet date, interest on borrowed funds, obligations under capital leases and other accrued expenses.

Other assets and other liabilities on our Consolidated Balance Sheets include GLB features and remaining guaranteed interest and similar contracts that are carried at fair value, which may be reported in either other assets or other liabilities.  The fair value of these items represents approximate exit price including an estimate for our NPR. Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits. We classify these GLB reserves embedded derivatives in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  We report the insurance portion of the reserves in future contract benefits.

The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are other-than-temporary, including unexpected or adverse changes in the following:  the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation.  If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on our Consolidated Statements of Comprehensive Income (Loss).  Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations.  These assets are amortized on a straight-line basis over their useful life of 25 years.  Federal Communications Commission (“FCC”) licenses acquired through business combinations are not amortized.

Property and equipment owned for company use is carried at cost less allowances for depreciation.  Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets, which include buildings, computer hardware and software and other property and equipment.  Certain assets on our Consolidated Balance Sheets are related to capital leases.  These assets under capital leases are depreciated in a manner consistent with our current depreciation policy for owned assets.  We periodically review the carrying value of our long-lived assets, including property and equipment, for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable.  For long-lived assets to be held and used, impairments are recognized when the carrying amount of a long-lived asset is not recoverable and exceeds its fair value.  The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset.  An impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

Long-lived assets to be disposed of by abandonment or in an exchange for a similar productive long-lived asset are classified as held-for-use until they are disposed.  Long-lived assets to be sold are classified as held-for-sale and are no longer depreciated.  Certain criteria have to be met in order for the long-lived asset to be classified as held-for-sale, including that a sale is probable and expected to occur within one year.  Long-lived assets classified as held-for-sale are recorded at the lower of their carrying amount or fair value less cost to sell.

We completed reinsurance transactions in 2012 and 2014 whereby we ceded closed blocks of UL contracts with secondary guarantees to Lincoln National Reinsurance Company (Barbados) Limited (“LNBAR”), a wholly-owned subsidiary of LNC.  We are recognizing the losses related to these transactions over a period of 30 years.

Separate Account Assets and Liabilities

We maintain separate account assets, which are reported at fair value.  The related liabilities are reported at an amount equivalent to the separate account assets.  Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company with respect to certain accounts.

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We issue variable annuity contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  We also issue variable annuity and life contracts through separate accounts that include various types of guaranteed death benefit (“GDB”), guaranteed withdrawal benefit (“GWB”) and guaranteed income benefit (“GIB”) features.  The GDB features include those where we contractually guarantee to the contract holder either:  return of no less than total deposits made to the contract less any partial withdrawals (“return of net deposits”); total deposits made to the contract less any partial withdrawals plus a minimum return (“minimum return”); or the highest contract value on any contract anniversary date through age 80 minus any payments or withdrawals following the contract anniversary (“anniversary contract value”).

As discussed in Note 7, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves.  Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature.  We use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products.  The change in fair value of these instruments tends to move in the opposite direction of the change in the value of the associated reserves.  The net impact of these changes is reported as a component of realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The “market consistent scenarios” used in the determination of the fair value of the GLB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid.  We use risk-neutral Monte Carlo simulations in our calculation to value the entire block of guarantees, which involve 100 unique scenarios per policy or approximately 46 million scenarios.  The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant.  The market consistent inputs include assumptions for the capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, benefit utilization, mortality, etc.), risk margins, administrative expenses and a margin for profit.  We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions.  It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.

Future Contract Benefits and Other Contract Holder Funds

Future contract benefits represent liability reserves that we have established and carry based on estimates of how much we will need to pay for future benefits and claims.  Other contract holder funds represent liabilities for fixed account values, including the fixed portion of variable, dividends payable, premium deposit funds, undistributed earnings on participating business and other contract holder funds as well the carrying value of DFEL discussed above.

The liabilities for future contract benefits and claim reserves for UL and VUL policies consist of contract account balances that accrue to the benefit of the contract holders, excluding surrender charges.  The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue.  Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.75% depending on the time of contract issue.  The investment yield assumptions for immediate and deferred paid-up annuities range from 1.50% to 13.50%.  These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The liabilities for future claim reserves for variable annuity products containing GDB features are calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract (“benefit ratio”) multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GDB payments plus interest on the liability.  The change in the liability for a period is the benefit ratio multiplied by the assessments recorded for the period less GDB claims paid in the period plus interest.  As experience or assumption changes result in a change in expected benefit payments or assessments, the benefit ratio is unlocked, that is, recalculated using the updated expected benefit payments and assessments over the life of the contract since inception.  The revised benefit ratio is then applied to the liability calculation described above, with the resulting change in liability reported in benefits on our Consolidated Statements of Comprehensive Income (Loss).

With respect to our future contract benefits and other contract holder funds, we continually review overall reserve position, reserving techniques and reinsurance arrangements.  As experience develops and new information becomes known, liabilities are adjusted as deemed necessary.  The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends.  The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations.  As of December 31, 2014 and 2013, participating policies comprised approximately 1% of the face amount of insurance in force, and dividend expenses were $64 million, $62 million and $71 million for the years ended December 31, 2014,  2013 and 2012, respectively.

Liabilities for the secondary guarantees on UL-type products are calculated by multiplying the benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to

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the unlocking of DAC, VOBA, DFEL and DSI.  The accounting for secondary guarantee benefits impacts, and is impacted by, EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

Certain of our variable annuity contracts reported within future contract benefits contain GLB reserves embedded derivatives, a portion of which may be reported in either other assets or other liabilities, and include guaranteed interest and similar contracts, that are carried at fair value on our Consolidated Balance Sheets, which represents approximate exit price including an estimate for our NPR.  Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits.  We classify these GLB reserves embedded derivatives items in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  We report the insurance portion of the reserves in future contract benefits.

The fair value of our indexed annuity contracts is based on their approximate surrender values.

Borrowed Funds

LNL’s short-term borrowings are defined as borrowings with contractual or expected maturities of one year or less.  Long-term borrowings have contractual or expected maturities greater than one year.

Deferred Gain on Business Sold Through Reinsurance

Our reinsurance operations were acquired by Swiss Re Life & Health America, Inc. (“Swiss Re”) in December 2001 through a series of indemnity reinsurance transactions.  We are recognizing the gain related to these transactions at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years from the date of sale.

We completed a reinsurance transaction in 2009 whereby we assumed a closed block of term contracts from First Penn-Pacific Life Insurance Company.  We are recognizing the gain related to this transaction over a period of 15 years.

We completed reinsurance transactions in 2012 and 2013 whereby we ceded a closed block of UL contracts with secondary guarantees to LNBAR.  We are recognizing the gains related to these transactions over a period of 30 years.

Contingencies and Commitments

Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

Fee Income

Fee income for investment and interest-sensitive life insurance contracts consist of asset-based fees, cost of insurance charges, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account balances.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Interest-sensitive life insurance products include UL, VUL and other interest-sensitive life insurance policies.  These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the “attributed fees”), which are not reported within fee income on our Consolidated Statements of Comprehensive Income (Loss).  These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees.  Asset-based fees, cost of insurance and contract administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.

For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

Insurance Premiums

Our insurance premiums for traditional life insurance and group insurance products are recognized as revenue when due from the contract holder.  Our traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Our group non-medical insurance products consist primarily of term life, disability and dental.

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Net Investment Income

Dividends and interest income, recorded in net investment income, are recognized when earned.  Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CLOs and MBS, included in the trading and AFS fixed maturity securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities.  When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period.  In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.  Any adjustments resulting from changes in effective yield are reflected in net investment income on our Consolidated Statements of Comprehensive Income (Loss).

Realized Gain (Loss)

Realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) includes realized gains and losses from the sale of investments, write-downs for OTTI of investments, certain derivative and embedded derivative gains and losses, gains and losses on the sale of subsidiaries and businesses and net gains and losses on reinsurance embedded derivatives and trading securities.  Realized gains and losses on the sale of investments are determined using the specific identification method.  Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL.  Realized gain (loss) is also net of allocations of investment gains and losses to certain contract holders and certain funds withheld on reinsurance arrangements for which we have a contractual obligation.

Other Revenues

Other revenues consists primarily of proceeds from reinsurance recaptures, fees attributable to broker-dealer services recorded as earned at the time of sale, changes in the market value of our seed capital investments and communications sales recognized as earned, net of agency and representative commissions.

Interest Credited

Interest credited includes interest credited to contract holder account balances.  Interest crediting rates associated with funds invested in our general account during 2012 through 2014 ranged from 1% to 10%.

Benefits

Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances.  Benefits also include the change in reserves for life insurance products with secondary guarantee benefits, annuity products with guaranteed death and living benefits and certain annuities with life contingencies.  For traditional life, group health and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

Pension and Other Postretirement Benefit Plans

Pursuant to the accounting rules for our obligations to employees and agents under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses.  The mortality assumption is based on actual and anticipated plan experience, determined using acceptable actuarial methods.  We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense.  The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans.  The expected long-term rate of return on plan assets is based on historical and projected future rates of return on the funds invested in the plan.  The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate.

Stock-Based Compensation

In general, we expense the fair value of stock awards included in our incentive compensation plans.  As of the date LNC’s Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock.  The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder’s equity.  We classify certain stock awards as liabilities.  For these awards, the settlement value is classified as a liability on our Consolidated Balance Sheets, and the liability is marked-to-market through net income at the end of each reporting period.  Stock-based compensation expense is reflected in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

Interest and Debt Expense

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Interest expense on our short-term and long-term debt is recognized as due and any associated premiums, discounts and costs are amortized (accreted) over the term of the related borrowing utilizing the effective interest method.  In addition, gains or losses related to certain derivative instruments associated with debt are recognized in interest and debt expense during the period of the change.

Income Taxes

We file a U.S. consolidated income tax return with LNC and its eligible subsidiaries.  Ineligible subsidiaries file separate individual corporate tax returns.  Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes.  A valuation allowance is recorded to the extent required.  Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance.  In evaluating the need for a valuation allowance, we consider many factors, including:  the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies we would employ to avoid a tax benefit from expiring unused.

Discontinued Operations

As of October 1, 2014, the results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in income (loss) from discontinued operations, net of federal income taxes, if the disposal represents a strategic shift that has, or will have, a major effect on our consolidated financial condition and results of operations.  See Note 2 for more information regarding the change to our discontinued operations policy.

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2.    New Accounting Standards

Adoption of New Accounting Standards

The following table provides a description of our adoption of new Accounting Standard Updates (“ASUs”) issued by the FASB and the impact of the adoption on our financial statements:

Standard	Description	Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2011-06, Fees Paid to the Federal Government by Health Insurer

This standard addresses the recognition and classification of fees mandated by the Patient Protection and Affordable Care Act.  The annual fee is imposed on health insurers for each calendar year beginning on or after January 1, 2014, and is payable no later than September 30 of the applicable year.  If a fee payment is required, the insurer is required to record the liability in full with a corresponding deferred cost that is amortized to expense using a straight-line method of allocation over the applicable year.  The ASU indicates that the annual fee does not meet the definition of an acquisition cost.

		January 1, 2014	The amendments in this ASU did not have a material effect on our consolidated financial condition and results of operations.
ASU 2013-08, Amendments to the Scope, Measurement, and Disclosure Requirements (Topic 946, Investment Companies)

This standard provides comprehensive accounting guidance for assessing whether an entity is an investment company through the use of a new two-tiered approach; considering the entity’s purpose and design to determine whether the entity is an investment company.  Upon adoption, all entities must be re-evaluated against the new investment company criteria to determine if investment company classification is permitted.

		January 1, 2014	The adoption of this ASU did not have an effect on our consolidated financial condition and results of operations.
ASU 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists

This standard requires an entity to present unrecognized tax benefits as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward.  The standard defines specific exceptions when the unrecognized tax benefit should be presented in the financial statements as a liability and not combined with deferred tax assets.

		January 1, 2014	The adoption of this ASU did not have an effect on the deferred tax asset or liability classification on our balance sheet and did not result in any additional disclosures to our financial statements.
ASU 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity

This standard changes the requirements for reporting discontinued operations.  The disposal of a component of an entity must be reported as a discontinued operation if the disposal represents a strategic shift that has a major effect on an entity’s operations and financial results.  The amendments also require entities to provide new disclosures about a disposal of an individually significant component of an entity that does not qualify for discontinued operations presentation.  Early adoption is permitted, but only for disposals that have not been reported in financial statements previously issued or available for issuance.

		Early adopted as of October 1, 2014	We applied the guidance in this standard to the sale of Lincoln Financial Media (“LFM”) in the fourth quarter of 2014. For more information regarding the sale of LFM, see Note 3.

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Future Adoption of New Accounting Standards

The following table provides a description of future adoptions of new accounting standards that may have an impact on our financial statements when adopted:

Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2014-01, Accounting for Investments in Qualified Affordable Housing Projects

Under current GAAP, the use of the effective yield method for investments in qualified affordable housing projects is limited, and may result in certain investments being accounted for under a method of accounting that may not fairly represent the economics of the investment.  This standard permits an entity to make an accounting policy election to use the proportional amortization method of accounting if certain conditions are met.  The amendments are to be applied retrospectively for interim and annual reporting periods.

		January 1, 2015	We are currently evaluating the impact of adopting this standard, and do not expect the adoption to have a material effect on our consolidated financial condition and results of operations.
ASU 2014-09, Revenue from Contracts with Customers

This standard establishes the core principle of recognizing revenue to depict the transfer of promised goods and services.  The amendments define a five-step process that systematically identifies the various components of the revenue recognition process, culminating with the recognition of revenue upon satisfaction of an entity’s performance obligation.  Retrospective application is required, and early adoption is not permitted.

January 1, 2017

We will adopt the accounting guidance in this standard for non-insurance related products and services, and are currently evaluating the impact of adoption on our consolidated financial condition and results of operations.

ASU 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures

This standard eliminates a distinction in current GAAP related to certain repurchase agreements, and amends current GAAP to require repurchase-to-maturity transactions and linked repurchase financings to be accounted for as secured borrowings; consistent with the accounting for other repurchase agreements.  The standard also includes new disclosure requirements related to transfers accounted for as sales that are economically similar to repurchase agreements.  The new disclosures are not required for comparative periods before the effective date.

January 1, 2015

We are currently evaluating the impact of adopting this standard on our consolidated financial condition and results of operations and will provide the required disclosures, as necessary, in our 2015 consolidated financial statements.

ASU 2014-16, Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity

This standard clarifies that when considering the nature of the host contract in a hybrid financial instrument issued in the form of a share; an entity must consider all of the stated and implied substantive terms of the hybrid instrument, including the embedded derivative feature that is being considered for separate accounting from the host contract.  Early adoption of this standard is permitted and application is under a modified retrospective basis to existing hybrid financial instruments that are within the scope of the standard.

		January 1, 2016	We are currently evaluating the impact of adopting this standard on our consolidated financial condition and results of operations.
ASU 2015-02, Amendments to the Consolidation Analysis

This standard is intended to improve consolidation accounting guidance related to LPs, limited liability corporations and securitization structures.  The new standard includes changes to existing consolidation models that will eliminate the presumption that a general partner should consolidate a LP, clarify when fees paid to a decision maker should be a factor in the VIE consolidation evaluation and reduce the VIE consolidation models from two to one by eliminating the indefinite deferral for certain investment funds.  Early adoption is permitted including adoption in an interim period.

		January 1, 2016	We are currently evaluating the impact of adopting this standard on our consolidated financial condition and results of operations.

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3.  Dispositions

LFM

On December 7, 2014, we entered into a stock purchase agreement with Entercom Communications Corp. (“Entercom Parent”) and Entercom Radio, LLC (“Entercom”), pursuant to which we agreed to sell LFM to Entercom for $105 million consisting of cash and perpetual cumulative convertible preferred stock of Entercom Parent.  The transaction is subject to FCC, Hart-Scott-Rodino (“H-S-R”) and other customary regulatory approvals and closing conditions.  As a result of a request for additional information under the H-S-R Act, closing may be delayed beyond the second quarter of 2015.

As of December 31, 2014, we adjusted the carrying amount of the assets and liabilities of LFM that will be sold to fair value less cost to sell and have reclassified such amounts as held-for-sale within other assets and other liabilities on our Consolidated Balance Sheets.  Accordingly, we recognized a loss of $28 million, after-tax, during the fourth quarter of 2014 reflected within income (loss) from continuing operations on our Consolidated Statements of Comprehensive Income (Loss).

4.  Business Ceded, Recaptured and Novated

Business Ceded

We completed a reinsurance transaction during 2014 whereby we ceded a block of business to LNBAR that resulted in the release of $64 million of capital previously supporting a portion of statutory reserves related to our Worksite UL business.  The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets as of December 31, 2014:

Assets
Cash and invested cash	$(1)
DAC and VOBA	(12)
Reinsurance recoverables	3
Other assets (deferred loss on business sold through reinsurance)	9
Total assets	$(1)

Liabilities
Other liabilities	(1)
Total liabilities	$(1)

We completed a reinsurance transaction during 2014 whereby we ceded an additional block of business to LNBAR that resulted in the release of $28 million of capital previously supporting a portion of statutory reserves related to our UL/survivorship UL (“SUL”) business.  The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets as of December 31, 2014:

Assets
Cash and invested cash	$(2)
DAC and VOBA	(8)
Reinsurance recoverables	5
Other assets (deferred loss on business sold through reinsurance)	1
Total assets	$(4)

Liabilities
Other contract holder funds	$(2)
Other liabilities	(2)
Total liabilities	$(4)

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We completed reinsurance transactions during 2013 whereby we ceded blocks of business to LNBAR that resulted in the release of $196 million of capital previously supporting a portion of statutory reserves related to our UL/SUL business.  The following summarizes the effect of these transactions (in millions) on our Consolidated Balance Sheets as of December 31, 2013:

Assets
Cash and invested cash	$(22)
DAC and VOBA	(65)
Reinsurance recoverables	76
Total assets	$(11)

Liabilities
Other contract holder funds	$(7)
Deferred gain on business sold through reinsurance	18
Other liabilities	(22)
Total liabilities	$(11)

We completed a reinsurance transaction during 2012 whereby we ceded a block of business to LNBAR that resulted in the release of $164 million of capital previously supporting a portion of statutory reserves related to our Duet/Legend business.  The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets as of December 31, 2012:

Assets
Cash and invested cash	$(32)
DAC and VOBA	(148)
Reinsurance recoverables	547
Total assets	$367

Liabilities
Other contract holder funds	$(44)
Deferred gain on business sold through reinsurance	(233)
Funds withheld reinsurance liabilities	676
Other liabilities	(32)
Total liabilities	$367

Business Recaptured

We completed a reinsurance transaction during 2014 whereby we entered into an agreement to recapture certain traditional and interest sensitive business under several yearly renewable term reinsurance treaties that were originally ceded to a reinsurer.  As part of this agreement, we received cash consideration of $500 million, of which $78 million represented reimbursement for prepaid reinsurance premiums related to the recaptured treaties.  We recognized a one-time gain of $57 million, after-tax, related to this recapture with the remaining difference between the proceeds and the gain being driven primarily by increases in reserves of $226 million and a reduction of DAC of $123 million.

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We completed a reinsurance transaction during 2012 whereby we recaptured a block of secondary guaranteed UL business previously ceded to LNBAR.  The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income (Loss) as of and for the year ended December 31, 2012:

Assets
Cash and invested cash	$119
Other assets	(34)
Total assets	$85

Liabilities
Reinsurance related embedded derivatives	$39
Other liabilities	45
Total liabilities	$84

Revenues and Expenses
Benefits	$290
Commissions and other expenses	(289)
Net income (loss)	$1

Business Novated

We completed a reinsurance transaction during 2012 whereby Lincoln Reinsurance Company of Vermont II (“LRCVII”) novated SUL business to LNBAR.  The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets as of December 31, 2012:

Assets
Cash and invested cash	$(52)
Total assets	$(52)

Liabilities
Reinsurance related embedded derivatives	$(18)
Deferred gain on business sold through reinsurance	8
Long-term debt	(500)
Funds withheld reinsurance liabilities	500
Other liabilities	(16)
Total liabilities	$(26)

Revenue and Expenses
Net investment income	$(13)
Benefits	13
Net income (loss)	$(26)

5.  VIE

Consolidated VIEs

Credit-Linked Notes

We have invested in the Class 1 notes of two credit-linked note (“CLN”) structures, which represent special purpose trusts combining ABS with credit default swaps to produce multi-class structured securities.  The CLN structures also include subordinated Class 2 notes, which are held by third parties, and, together with the Class 1 notes, represent 100% of the outstanding notes of the CLN structures.  The entities that issued the CLNs are financed by the note holders, and, as such, the note holders participate in the expected losses and residual returns of the entities.

Because the note holders do not have voting rights or similar rights, we determined the entities issuing the CLNs are VIEs, and as a note holder, our interest represented a variable interest.  We have the power to direct the most significant activity affecting the performance of both CLN structures, as we have the ability to actively manage the reference portfolios underlying the credit default swaps.  In addition, we receive returns from the CLN structures and may absorb losses that could potentially be significant to the CLN structures.  As such, we concluded that we are the primary beneficiary of the VIEs associated with the CLNs.  We reflect the assets and liabilities on our Consolidated Balance Sheets and recognize the results of operations of these VIEs on our Consolidated Statements of Comprehensive Income (Loss).

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As a result of consolidating the CLNs, we also consolidate the derivative instruments in the CLN structures.  The credit default swaps create variability in the CLN structures and expose the note holders to the credit risk of the referenced portfolio.  The contingent forward contracts transfer a portion of the loss in the underlying fixed maturity corporate asset-backed credit card loan securities back to the counterparty after credit losses reach our attachment point.

The following summarizes information regarding the CLN structures (dollars in millions) as of December 31, 2014:

	Amount and Date of Issuance
	$400	$200
	December	April
	2006	2007
Original attachment point (subordination)	5.50%	2.05%
Current attachment point (subordination)	4.21%	1.48%
Maturity	12/20/2016	3/20/2017
Current rating of tranche	BBB-	Ba2
Current rating of underlying reference obligations	AA - BB	AAA - CCC
Number of defaults in underlying reference obligations	3	2
Number of entities	123	99
Number of countries	20	21

There has been no event of default on the CLNs themselves.  Based upon our analysis, the remaining subordination as represented by the attachment point should be sufficient to absorb future credit losses, subject to changing market conditions.  Similar to other debt market instruments, our maximum principal loss is limited to our original investment.

The following summarizes the exposure of the CLN structures’ underlying reference obligations by industry and rating as of December 31, 2014:

	AAA	AA	A	BBB	BB	B	CCC	Total
Industry
Financial intermediaries	0.0%	2.1%	6.4%	2.1%	0.0%	0.0%	0.0%	10.6%
Telecommunications	0.0%	0.0%	3.5%	6.1%	1.4%	0.0%	0.0%	11.0%
Oil and gas	0.3%	2.1%	1.3%	4.3%	0.0%	0.0%	0.0%	8.0%
Utilities	0.0%	0.0%	2.6%	2.0%	0.0%	0.0%	0.0%	4.6%
Chemicals and plastics	0.0%	0.0%	2.3%	1.2%	0.3%	0.0%	0.0%	3.8%
Drugs	0.3%	2.2%	1.2%	0.0%	0.0%	0.0%	0.0%	3.7%
Retailers (except food
and drug)	0.0%	0.0%	2.1%	0.9%	0.5%	0.0%	0.0%	3.5%
Industrial equipment	0.0%	0.0%	2.1%	0.7%	0.0%	0.0%	0.0%	2.8%
Sovereign	0.0%	0.7%	1.6%	1.0%	0.0%	0.0%	0.0%	3.3%
Conglomerates	0.0%	2.3%	0.9%	0.0%	0.0%	0.0%	0.0%	3.2%
Forest products	0.0%	0.0%	0.5%	1.1%	1.4%	0.0%	0.0%	3.0%
Other	0.0%	4.7%	14.2%	17.5%	5.5%	0.3%	0.3%	42.5%
Total	0.6%	14.1%	38.7%	36.9%	9.1%	0.3%	0.3%	100.0%

Statutory Trust Note

In August 2011, we purchased a $100 million note issued by a statutory trust (“Issuer”) in a private placement offering.  The proceeds were used by the Issuer to purchase U.S. government bonds to be held as collateral assets supporting an excess mortality swap.  We concluded that the Issuer of the note was a VIE and that we were the primary beneficiary.  We consolidated all of the assets and liabilities of the Issuer on our Consolidated Balance Sheets as of August 1, 2011.

On December 16, 2013, the excess mortality swap underlying this VIE was terminated as a result of a cancellation event under the associated swap agreement.  Subsequently, the U.S. government bonds were redeemed on January 6, 2014, and our $100 million note issued by the statutory trust was cancelled.    The combination of these two events, under the direction of LNC and its counterparty, has provided for the dissolution of this VIE effective January 6, 2014.  As such, we no longer have any exposure to loss related to this VIE.

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Asset and liability information (dollars in millions) for the consolidated VIEs included on our Consolidated Balance Sheets was as follows:

	As of December 31, 2014			As of December 31, 2013
	Number			Number
	of	Notional	Carrying	of	Notional	Carrying
	Instruments	Amounts	Value	Instruments	Amounts	Value
Assets
Fixed maturity securities:
Asset-backed credit card loans	N/A	$-	$598	N/A	$-	$595
U.S. government bonds	N/A	-	-	N/A	-	102
Total assets (1)	-	$-	$598	-	$-	$697

Liabilities
Non-qualifying hedges:
Credit default swaps	2	$600	$13	2	$600	$27
Contingent forwards	2	-	-	2	-	-
Total liabilities (2)	4	$600	$13	4	$600	$27

(1)	Reported in variable interest entities’ fixed maturity securities on our Consolidated Balance Sheets.
(2)	Reported in variable interest entities’ liabilities on our Consolidated Balance Sheets.

For details related to the fixed maturity AFS securities for these VIEs, see Note 6.

As described more fully in Note 1, we regularly review our investment holdings for OTTI.  Based upon this review, we believe that the AFS fixed maturity securities were not other-than-temporarily impaired as of December 31, 2014.

The gains (losses) for the consolidated VIEs (in millions) recorded on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended
	December 31,
	2014	2013
Non-Qualifying Hedges
Credit default swaps	$14	$101
Contingent forwards	-	-
Total non-qualifying hedges (1)	$14	$101

(1)	Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

Unconsolidated VIEs

Structured Securities

Through our investment activities, we make passive investments in structured securities issued by VIEs for which we are not the manager.  These structured securities include our RMBS, CMBS, CLOs and CDOs.  We have not provided financial or other support with respect to these VIEs other than our original investment.  We have determined that we are not the primary beneficiary of these VIEs due to the relative size of our investment in comparison to the principal amount of the structured securities issued by the VIEs and the level of credit subordination that reduces our obligation to absorb losses or right to receive benefits.  Our maximum exposure to loss on these structured securities is limited to the amortized cost for these investments.  We recognize our variable interest in these VIEs at fair value on our Consolidated Balance Sheets.  For information about these structured securities, see Note 6.

Qualified Affordable Housing Projects

We invest in certain LPs that operate qualified affordable housing projects that we concluded are VIEs.  We receive returns from the LPs in the form of income tax credits, and our exposure to loss is limited to the capital we invest in the LPs.  We are not the primary beneficiary of these VIEs as we do not have the power to direct the most significant activities of the LPs.  Our maximum exposure to loss was $60 million and $77 million as of December 31, 2014 and 2013, respectively.

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6.  Investments

AFS Securities

Pursuant to the Fair Value Measurements and Disclosures Topic of the FASB ASC, we have categorized AFS securities into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3), as described in Note 1, which also includes additional disclosures regarding our fair value measurements.

The amortized cost, gross unrealized gains, losses and OTTI and fair value of AFS securities (in millions) were as follows:

	As of December 31, 2014
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI	Value
Fixed maturity securities:
Corporate bonds	$67,000	$6,495	$398	$42	$73,055
ABS	1,037	82	2	39	1,078
U.S. government bonds	339	51	-	-	390
Foreign government bonds	468	68	-	-	536
RMBS	3,797	256	3	17	4,033
CMBS	532	25	-	10	547
CLOs	374	3	2	-	375
State and municipal bonds	3,628	855	4	-	4,479
Hybrid and redeemable preferred securities	864	104	40	-	928
VIEs' fixed maturity securities	587	11	-	-	598
Total fixed maturity securities	78,626	7,950	449	108	86,019
Equity securities	216	16	1	-	231
Total AFS securities	$78,842	$7,966	$450	$108	$86,250

	As of December 31, 2013
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI	Value
Fixed maturity securities:
Corporate bonds	$64,257	$4,189	$1,109	$43	$67,294
ABS	1,166	58	32	45	1,147
U.S. government bonds	314	25	14	-	325
Foreign government bonds	498	45	1	-	542
RMBS	3,939	244	9	30	4,144
CMBS	686	33	4	17	698
CLOs	232	-	1	6	225
State and municipal bonds	3,549	302	27	-	3,824
Hybrid and redeemable preferred securities	944	86	51	-	979
VIEs' fixed maturity securities	682	15	-	-	697
Total fixed maturity securities	76,267	4,997	1,248	141	79,875
Equity securities	182	19	-	-	201
Total AFS securities	$76,449	$5,016	$1,248	$141	$80,076

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The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2014, were as follows:

	Amortized	Fair
	Cost	Value
Due in one year or less	$2,188	$2,237
Due after one year through five years	16,990	18,321
Due after five years through ten years	21,950	22,861
Due after ten years	32,795	37,645
Subtotal	73,923	81,064
MBS	4,329	4,580
CLOs	374	375
Total fixed maturity AFS securities	$78,626	$86,019

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

The fair value and gross unrealized losses, including the portion of OTTI recognized in OCI, of AFS securities (dollars in millions), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	As of December 31, 2014
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair	Losses and	Fair	Losses and	Fair	Losses and
	Value	OTTI	Value	OTTI	Value	OTTI
Fixed maturity securities:
Corporate bonds	$4,636	$202	$4,291	$238	$8,927	$440
ABS	94	1	310	40	404	41
RMBS	417	7	238	13	655	20
CMBS	121	-	19	10	140	10
CLOs	110	1	69	1	179	2
State and municipal bonds	6	-	26	4	32	4
Hybrid and redeemable
preferred securities	29	-	176	40	205	40
Total fixed maturity securities	5,413	211	5,129	346	10,542	557
Equity securities	37	1	-	-	37	1
Total AFS securities	$5,450	$212	$5,129	$346	$10,579	$558

Total number of AFS securities in an unrealized loss position						990

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	As of December 31, 2013
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair	Losses and	Fair	Losses and	Fair	Losses and
	Value	OTTI	Value	OTTI	Value	OTTI
Fixed maturity securities:
Corporate bonds	$16,457	$998	$915	$154	$17,372	$1,152
ABS	163	6	318	71	481	77
U.S. government bonds	151	14	-	-	151	14
Foreign government bonds	69	1	-	-	69	1
RMBS	455	15	259	24	714	39
CMBS	109	7	43	14	152	21
CLOs	136	3	50	4	186	7
State and municipal bonds	359	20	24	7	383	27
Hybrid and redeemable
preferred securities	58	6	195	45	253	51
Total fixed maturity securities	17,957	1,070	1,804	319	19,761	1,389
Equity securities	-	-	-	-	-	-
Total AFS securities	$17,957	$1,070	$1,804	$319	$19,761	$1,389

Total number of AFS securities in an unrealized loss position						1,449

For information regarding our investments in VIEs, see Note 5.

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We perform detailed analysis on the AFS securities backed by pools of residential and commercial mortgages that are most at risk of impairment based on factors discussed in Note 1.  Selected information for these securities in a gross unrealized loss position (in millions) was as follows:

	As of December 31, 2014
	Amortized	Fair	Unrealized
	Cost	Value	Loss
Total
AFS securities backed by pools of residential mortgages	$1,057	$997	$60
AFS securities backed by pools of commercial mortgages	150	140	10
Total	$1,207	$1,137	$70

Subject to Detailed Analysis
AFS securities backed by pools of residential mortgages	$929	$871	$58
AFS securities backed by pools of commercial mortgages	13	12	1
Total	$942	$883	$59

	As of December 31, 2013
	Amortized	Fair	Unrealized
	Cost	Value	Loss
Total
AFS securities backed by pools of residential mortgages	$1,198	$1,087	$111
AFS securities backed by pools of commercial mortgages	193	169	24
Total	$1,391	$1,256	$135

Subject to Detailed Analysis
AFS securities backed by pools of residential mortgages	$871	$774	$97
AFS securities backed by pools of commercial mortgages	29	23	6
Total	$900	$797	$103

The fair value, gross unrealized losses, the portion of OTTI recognized in OCI (in millions) and number of AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

	As of December 31, 2014
				Number
	Fair	Gross Unrealized		of
	Value	Losses	OTTI	Securities (1)
Less than six months	$48	$19	$-	12
Six months or greater, but less than nine months	8	7	-	3
Twelve months or greater	239	70	59	82
Total	$295	$96	$59	97

	As of December 31, 2013
				Number
	Fair	Gross Unrealized		of
	Value	Losses	OTTI	Securities (1)
Less than six months	$1	$-	$-	4
Six months or greater, but less than nine months	7	3	-	1
Nine months or greater, but less than twelve months	56	18	-	4
Twelve months or greater	340	89	81	92
Total	$404	$110	$81	101

(1)	We may reflect a security in more than one aging category based on various purchase dates.

We regularly review our investment holdings for OTTI.  Our gross unrealized losses, including the portion of OTTI recognized in OCI, on AFS securities decreased $831 million for the year ended December 31, 2014.  As discussed further below, we believe the unrealized loss position as of December 31, 2014, did not represent OTTI as (i) we did not intend to sell these fixed maturity AFS securities; (ii) it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis; (iii) the estimated future cash flows were equal to or greater than the amortized cost basis of the debt securities; and (iv) we had the ability and intent to hold the equity AFS securities for a period of time sufficient for recovery.

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Based upon this evaluation as of December 31, 2014, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums and fees and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our temporarily-impaired securities.

As of December 31, 2014,  the unrealized losses associated with our corporate bond securities were attributable primarily to widening credit spreads and rising interest rates since purchase.  We performed a detailed analysis of the financial performance of the underlying issuers and determined that we expected to recover the entire amortized cost for each security.

As of December 31, 2014, the unrealized losses associated with our MBS and ABS were attributable primarily to collateral losses and credit spreads.  We assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities and prepayment rates.  We estimated losses for a security by forecasting the underlying loans in each transaction.  The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable.  Our forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts, sector credit ratings and other independent market data.  Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost basis of each temporarily impaired security.

As of December 31, 2014, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of underlying issuers.  For our hybrid and redeemable preferred securities, we evaluated the financial performance of the underlying issuers based upon credit performance and investment ratings and determined that we expected to recover the entire amortized cost of each security.

Changes in the amount of credit loss of OTTI recognized in net income (loss) where the portion related to other factors was recognized in OCI (in millions) on fixed maturity AFS securities were as follows:

	For the Years Ended December 31,
	2014	2013	2012
Balance as of beginning-of-year	$378	$402	$380
Increases attributable to:
Credit losses on securities for which an OTTI was not previously recognized	4	37	98
Credit losses on securities for which an OTTI was previously recognized	15	40	59
Decreases attributable to:
Securities sold, paid down or matured	(37)	(101)	(135)
Balance as of end-of-year	$360	$378	$402

During 2014,  2013 and 2012, we recorded credit losses on securities for which an OTTI was not previously recognized as we determined the cash flows expected to be collected would not be sufficient to recover the entire amortized cost basis of the debt security.  The credit losses we recorded on securities for which an OTTI was not previously recognized were attributable primarily to one or a combination of the following reasons:

•	Failure of the issuer of the security to make scheduled payments;
•	Deterioration of creditworthiness of the issuer;
•	Deterioration of conditions specifically related to the security;
•	Deterioration of fundamentals of the industry in which the issuer operates; and
•	Deterioration of the rating of the security by a rating agency.

We recognize the OTTI attributed to the noncredit portion as a separate component in OCI referred to as unrealized OTTI on AFS securities.

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Details of the amount of credit loss of OTTI recognized in net income (loss) for which a portion related to other factors was recognized in OCI (in millions), were as follows:

	As of December 31, 2014
		Gross Unrealized			OTTI in
	Amortized		Losses and	Fair	Credit
	Cost	Gains	OTTI	Value	Losses
Corporate bonds	$38	$5	$9	$34	$20
ABS	217	31	22	226	101
RMBS	417	24	7	434	180
CMBS	46	4	10	40	59
Total	$718	$64	$48	$734	$360

	As of December 31, 2013
		Gross Unrealized			OTTI in
	Amortized		Losses and	Fair	Credit
	Cost	Gains	OTTI	Value	Losses
Corporate bonds	$53	$-	$16	$37	$32
ABS	199	18	32	185	94
RMBS	513	17	17	513	175
CMBS	34	3	12	25	77
Total	$799	$38	$77	$760	$378

Trading Securities

Trading securities at fair value (in millions) consisted of the following:

	As of December 31,
	2014	2013
Fixed maturity securities:
Corporate bonds	$1,434	$1,650
ABS	32	33
U.S. government bonds	278	272
Foreign government bonds	24	24
RMBS	132	152
CMBS	4	7
CLOs	9	2
State and municipal bonds	21	20
Hybrid and redeemable preferred securities	32	30
Total trading securities	$1,966	$2,190

The portion of the market adjustment for gains (losses) that relate to trading securities still held as of December 31, 2014,  2013 and 2012,  was $40 million,  $(166) million and $53 million, respectively.

Mortgage Loans on Real Estate

Mortgage loans on real estate principally involve commercial real estate.  The commercial loans are geographically diversified throughout the U.S. with the largest concentrations in California and Texas, which accounted for 24%  and 9%, respectively, of mortgage loans on real estate as of December 31, 2014 and 23% and 9%, respectively, of mortgage loans on real estate as of December 31, 2013.

The following provides the current and past due composition of our mortgage loans on real estate (in millions):

	As of December 31,
	2014	2013
Current	$7,386	$7,026
Valuation allowance associated with impaired mortgage loans on real estate	(3)	(3)
Unamortized premium (discount)	4	6
Total carrying value	$7,387	$7,029

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The number of impaired mortgage loans on real estate, each of which had an associated specific valuation allowance, and the carrying value of impaired mortgage loans on real estate (dollars in millions) were as follows:

	As of December 31,
	2014	2013
Number of impaired mortgage loans on real estate	3	3

Principal balance of impaired mortgage loans on real estate	$26	$27
Valuation allowance associated with impaired mortgage loans on real estate	(3)	(3)
Carrying value of impaired mortgage loans on real estate	$23	$24

The changes in the valuation allowance associated with impaired mortgage loans on real estate (in millions) were as follows:

	As of December 31,
	2014	2013	2012
Balance as of beginning-of-year	$3	$6	$3
Additions	-	3	4
Charge-offs, net of recoveries	-	(6)	(1)
Balance as of end-of-year	$3	$3	$6

The average carrying value on the impaired mortgage loans on real estate (in millions) was as follows:

	For the Years Ended December 31,
	2014	2013	2012
Average carrying value for impaired mortgage loans on real estate	$24	$30	$17
Interest income recognized on impaired mortgage loans on real estate	2	2	1
Interest income collected on impaired mortgage loans on real estate	2	2	1

As described in Note 1, we use the loan-to-value and debt-service coverage ratios as credit quality indicators for our mortgage loans, which were as follows (dollars in millions):

	As of December 31, 2014			As of December 31, 2013
			Debt-			Debt-
			Service			Service
	Carrying	% of	Coverage	Carrying	% of	Coverage
	Value	Total	Ratio	Value	Total	Ratio
Less than 65%	$6,463	87.5%	1.91	$5,898	83.9%	1.79
65% to 74%	622	8.4%	1.55	737	10.5%	1.42
75% to 100%	271	3.7%	0.73	363	5.2%	0.83
Greater than 100%	31	0.4%	0.77	31	0.4%	0.78
Total mortgage loans on real estate	$7,387	100.0%		$7,029	100.0%

Alternative Investments

As of December 31, 2014 and 2013, alternative investments included investments in 156 and 121 different partnerships, respectively, and the portfolio represented approximately 1% of our overall invested assets.

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Net Investment Income

The major categories of net investment income (in millions) on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2014	2013	2012
Fixed maturity AFS securities	$3,937	$3,876	$3,813
Equity AFS securities	9	6	6
Trading securities	119	130	138
Mortgage loans on real estate	367	377	381
Real estate	3	5	11
Policy loans	153	153	163
Invested cash	1	3	4
Commercial mortgage loan prepayment and bond make-whole premiums	132	107	39
Alternative investments	130	86	125
Consent fees	2	4	3
Other investments	(2)	4	(5)
Investment income	4,851	4,751	4,678
Investment expense	(203)	(190)	(127)
Net investment income	$4,648	$4,561	$4,551

Realized Gain (Loss) Related to Certain Investments

The detail of the realized gain (loss) related to certain investments (in millions) was as follows:

	For the Years Ended December 31,
	2014	2013	2012
Fixed maturity AFS securities:
Gross gains	$37	$20	$14
Gross losses	(28)	(89)	(187)
Equity AFS securities:
Gross gains	5	8	1
Gross losses	-	(2)	(9)
Gain (loss) on other investments	4	6	15
Associated amortization of DAC, VOBA, DSI and DFEL
and changes in other contract holder funds	(31)	(27)	2
Total realized gain (loss) related to certain investments	$(13)	$(84)	$(164)

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Details underlying write-downs taken as a result of OTTI (in millions) that were recognized in net income (loss) and included in realized gain (loss) on AFS securities above, and the portion of OTTI recognized in OCI (in millions) were as follows:

	For the Years Ended December 31,
	2014	2013	2012
OTTI Recognized in Net Income (Loss)
Fixed maturity securities:
Corporate bonds	$(1)	$(16)	$(26)
ABS	(8)	(18)	(36)
RMBS	(7)	(28)	(50)
CMBS	(1)	(14)	(47)
CLOs	(2)	(1)	(2)
Total fixed maturity securities	(19)	(77)	(161)
Equity securities	-	(1)	(8)
Gross OTTI recognized in net income (loss)	(19)	(78)	(169)
Associated amortization of DAC, VOBA, DSI, and DFEL	4	13	30
Net OTTI recognized in net income (loss), pre-tax	$(15)	$(65)	$(139)

Portion of OTTI Recognized in OCI
Gross OTTI recognized in OCI	$11	$11	$118
Change in DAC, VOBA, DSI and DFEL	(1)	(1)	(15)
Net portion of OTTI recognized in OCI, pre-tax	$10	$10	$103

Determination of Credit Losses on Corporate Bonds and ABS

As of December 31, 2014 and 2013, we reviewed our corporate bond and ABS portfolios for potential shortfall in contractual principal and interest based on numerous subjective and objective inputs.  The factors used to determine the amount of credit loss for each individual security, include, but are not limited to, near term risk, substantial discrepancy between book and market value, sector or company-specific volatility, negative operating trends and trading levels wider than peers.

Credit ratings express opinions about the credit quality of a security.  Securities rated investment grade, that is those rated BBB- or higher by Standard & Poor’s (“S&P”) Rating Services or Baa3 or higher by Moody’s Investors Service (“Moody’s”), are generally considered by the rating agencies and market participants to be low credit risk.  As of December 31, 2014 and 2013, 96% of the fair value of our corporate bond portfolio was rated investment grade.  As of December 31, 2014 and 2013, the portion of our corporate bond portfolio rated below investment grade had an amortized cost of $3.2 billion and $2.7 billion, respectively, and a fair value of $3.2 billion and $2.7 billion, respectively.  As of December 31, 2014 and 2013, 88% and 89%, respectively, of the fair value of our ABS portfolio was rated investment grade.  As of December 31, 2014 and 2013, the portion of our ABS portfolio rated below investment grade had an amortized cost of $188 million and $262 million, respectively, and a fair value of $171 million and $217 million, respectively.  Based upon the analysis discussed above, we believed as of December 31, 2014 and 2013, that we would recover the amortized cost of each investment grade corporate bond and ABS security.

Determination of Credit Losses on MBS

As of December 31, 2014 and 2013, default rates were projected by considering underlying MBS loan performance and collateral type.  Projected default rates on existing delinquencies vary between 10% to 100% depending on loan type and severity of delinquency status.  In addition, we estimate the potential contributions of currently performing loans that may become delinquent in the future based on the change in delinquencies and loan liquidations experienced in the recent history.  Finally, we develop a default rate timing curve by aggregating the defaults for all loans in the pool (delinquent loans, foreclosure and real estate owned and new delinquencies from currently performing loans) and the associated loan-level loss severities.

We use certain available loan characteristics such as lien status, loan sizes and occupancy to estimate the loss severity of loans.  Second lien loans are assigned 100% severity, if defaulted.  For first lien loans, we assume a minimum of 30% severity with higher severity assumed for investor properties and further adjusted by housing price assumptions.  With the default rate timing curve and loan-level severity, we derive the future expected credit losses.

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Payables for Collateral on Investments

The carrying value of the payables for collateral on investments (in millions) included on our Consolidated Balance Sheets and the fair value of the related investments or collateral consisted of the following:

	As of December 31, 2014		As of December 31, 2013
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Collateral payable held for derivative investments (1)	$1,577	$1,577	$264	$264
Securities pledged under securities lending agreements (2)	204	196	184	178
Securities pledged under repurchase agreements (3)	605	631	530	553
Securities pledged for Term Asset-Backed Securities
Loan Facility (“TALF”) (4)	-	-	36	49
Investments pledged for Federal Home Loan Bank of
Indianapolis (“FHLBI”) (5)	1,925	3,151	1,851	3,127
Total payables for collateral on investments	$4,311	$5,555	$2,865	$4,171

(1)    We obtain collateral based upon contractual provisions with our counterparties.  These agreements take into consideration the counterparties’ credit rating as compared to ours, the fair value of the derivative investments and specified thresholds that if exceeded result in the receipt of cash that is typically invested in cash and invested cash.  See Note 7 for additional information.

(2)    Our pledged securities under securities lending agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets.  We generally obtain collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively.  We value collateral daily and obtain additional collateral when deemed appropriate.  The cash received in our securities lending program is typically invested in cash and invested cash or fixed maturity AFS securities.

(3)    Our pledged securities under repurchase agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets.  We obtain collateral in an amount equal to 95% of the fair value of the securities, and our agreements with third parties contain contractual provisions to allow for additional collateral to be obtained when necessary.  The cash received in our repurchase program is typically invested in fixed maturity AFS securities.

(4)    Our pledged securities for TALF are included in fixed maturity AFS securities on our Consolidated Balance Sheets.  We obtain collateral in an amount that has typically averaged 90% of the fair value of the TALF securities.  The cash received in these transactions is invested in fixed maturity AFS securities.

(5)    Our pledged investments for FHLBI are included in fixed maturity AFS securities and mortgage loans on real estate on our Consolidated Balance Sheets.  The collateral requirements are generally 105% to 115% of the fair value for fixed maturity AFS securities and 155% to 175% of the fair value for mortgage loans on real estate.  The cash received in these transactions is primarily invested in cash and invested cash or fixed maturity AFS securities.

Increase (decrease) in payables for collateral on investments (in millions) consisted of the following:

	For the Years Ended December 31,
	2014	2013	2012
Collateral payable held for derivative investments	$1,313	$(2,243)	$(487)
Securities pledged under securities lending agreements	20	(13)	(3)
Securities pledged under repurchase agreements	75	250	-
Securities pledged for TALF	(36)	(1)	(136)
Investments pledged for FHLBI	74	751	1,000
Total increase (decrease) in payables for collateral on investments	$1,446	$(1,256)	$374

Investment Commitments

As of December 31, 2014, our investment commitments were $1.4 billion, which included $615 million of LPs, $388 million of private placement securities and $372 million of mortgage loans on real estate.

Concentrations of Financial Instruments

As of December 31, 2014 and 2013, our most significant investments in one issuer were our investments in securities issued by the Federal Home Loan Mortgage Corporation with a fair value of $2.1 billion and $2.5 billion, respectively, or 2% and 3% of our invested assets portfolio, respectively, and our investments in securities issued by Fannie Mae with a fair value of $1.3 billion and $1.7 billion, respectively, or 1% and 2%, respectively, of our invested assets portfolio.  These investments are included in corporate bonds in the tables above.

As of December 31, 2014 and 2013, our most significant investments in one industry were our investment securities in the utilities industry with a fair value of $12.4 billion and $10.9 billion, respectively, or 12% of our invested assets portfolio, and our investment

34

securities in the consumer non-cyclical industry with a fair value of $11.3 billion and $10.7 billion, respectively, or 11% of our invested assets portfolio.

7.  Derivative Instruments

We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, equity market risk, default risk, basis risk and credit risk.  We assess these risks by continually identifying and monitoring changes in our exposures that may adversely affect expected future cash flows and by evaluating hedging opportunities.

Derivative activities are monitored by various management committees.  The committees are responsible for overseeing the implementation of various hedging strategies that are developed through the analysis of financial simulation models and other internal and industry sources.  The resulting hedging strategies are incorporated into our overall risk management strategies.

See Note 1 for a detailed discussion of the accounting treatment for derivative instruments.  See Note 22 for additional disclosures related to the fair value of our derivative instruments and Note 5 for derivative instruments related to our consolidated VIEs.

Interest Rate Contracts

We use derivative instruments as part of our interest rate risk management strategy.  These instruments are economic hedges unless otherwise noted and include:

Consumer Price Index Swaps

We use consumer price index swaps to hedge the liability exposure on certain options in fixed annuity products.  Consumer price index swaps are contracts entered into at no cost and whose payoff is the difference between the consumer price index inflation rate and the fixed-rate determined as of inception.

Forward-Starting Interest Rate Swaps

We use forward-starting interest rate swaps designated and qualifying as cash flow hedges to hedge our exposure to interest rate fluctuations related to the forecasted purchases of certain assets.

Interest Rate Cap Corridors

We use interest rate cap corridors to provide a level of protection from the effect of rising interest rates for certain life insurance products and annuity contracts.  Interest rate cap corridors involve purchasing an interest rate cap at a specific cap rate and selling an interest rate cap with a higher cap rate.  For each corridor, the amount of quarterly payments, if any, is determined by the rate at which the underlying index rate resets above the original capped rate.  The corridor limits the benefit the purchaser can receive as the related interest rate index rises above the higher capped rate.  There is no additional liability to us other than the purchase price associated with the interest rate cap corridor.

Interest Rate Futures

We use interest rate futures contracts to hedge the liability exposure on certain options in variable annuity products.  These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price.

Interest Rate Swap Agreements

We use interest rate swap agreements to hedge the liability exposure on certain options in variable annuity products.

We also use interest rate swap agreements designated and qualifying as cash flow hedges.  These instruments either hedge the interest rate risk of floating-rate bond coupon payments by replicating a fixed-rate bond, or hedge our exposure to fixed-rate bond coupon payments and the change in the underlying asset values as interest rates fluctuate.

Reverse Treasury Locks

We use reverse treasury locks designated and qualifying as cash flow hedges to hedge the interest rate exposure related to the purchase of fixed-rate securities or the anticipated future cash flows of floating-rate fixed maturity securities due to changes in interest rates.  These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign Currency Contracts

We use derivative instruments as part of our foreign currency risk management strategy.  These instruments are economic hedges unless otherwise noted and include:

Currency Futures

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We use currency futures to hedge foreign exchange risk associated with certain options in variable annuity products.  Currency futures exchange one currency for another at a specified date in the future at a specified exchange rate.

Foreign Currency Swaps

We use foreign currency swaps designated and qualifying as cash flow hedges to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies.  A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a specified rate of exchange in the future.

Equity Market Contracts

We use derivative instruments as part of our equity market risk management strategy that are economic hedges and include:

Call Options Based on the S&P 500 Index®

We issue indexed annuity contracts that permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500 Index® (“S&P 500”).  Contract holders may elect to rebalance index options at renewal dates, either annually or biannually.  As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.  We purchase call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

Equity Futures

We use equity futures contracts to hedge the liability exposure on certain options in variable annuity products.  These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price.

Put Options

We use put options to hedge the liability exposure on certain options in variable annuity products.  Put options are contracts that require counterparties to pay us at a specified future date the amount, if any, by which a specified equity index is less than the strike rate stated in the agreement, applied to a notional amount.

Total Return Swaps

We use total return swaps to hedge the liability exposure on certain options in variable annuity products.  We receive the total return on a portfolio of indexes and pay a floating-rate of interest.

In addition, we use total return swaps to hedge a portion of the liability related to our deferred compensation plans.  We receive the total return on a portfolio of indexes and pay a floating-rate of interest.

Variance Swaps

We use variance swaps to hedge the liability exposure on certain options in variable annuity products.  Variance swaps are contracts entered into at no cost and whose payoff is the difference between the realized variance rate of an underlying index and the fixed variance rate determined as of inception.

Credit Contracts

We use derivative instruments as part of our credit risk management strategy that are economic hedges and include:

Credit Default Swaps – Selling Protection

We sell credit default swaps to offer credit protection to contract holders and investors.  The credit default swaps hedge the contract holders and investors against a drop in bond prices due to credit concerns of certain bond issuers.  A credit default swap allows the investor to put the bond back to us at par upon a default event by the bond issuer.  A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring.

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Embedded Derivatives

We have embedded derivatives that include:

GLB Reserves Embedded Derivatives

We use a hedging strategy designed to mitigate the risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with GLBs offered in our variable annuity products, including products with GWB and GIB features.  The hedging strategy is designed such that changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities move in the opposite direction of changes in embedded derivative GLB reserves caused by those same factors.    We rebalance our hedge positions based upon changes in these factors as needed.  While we actively manage our hedge positions, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and our ability to purchase hedging instruments at prices consistent with our desired risk and return trade-off.  However, the hedging results do not impact LNL due to a funds withheld agreement with LNBAR, which causes the financial impact of the derivatives, as well as the cash flow activity, to be reflected on LNBAR.

Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC (“benefit reserves”) and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosures Topics of the FASB ASC (“embedded derivative reserves”).    We calculate the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature.

Indexed Annuity and Indexed Universal Life Contracts Embedded Derivatives

We distribute indexed annuity and indexed universal life (“IUL”) contracts that permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500.  Contract holders may elect to rebalance index options at renewal dates, either annually or biannually.  As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.  We purchase S&P 500 call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

Reinsurance Related Embedded Derivatives

We have certain Modco arrangements and CFW reinsurance arrangements with embedded derivatives related to the withheld assets of the related funds.  These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements.

We are involved in an inter-company reinsurance agreement where we cede to LNBAR the risk under certain UL contracts for no lapse benefit guarantees.  If our contract holders’ account value is not sufficient to pay the cost of insurance charges required to keep the policy inforce, and the contract holder has made required deposits, LNBAR will reimburse us for the charges.

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We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the related credit exposure.  Outstanding derivative instruments with off-balance-sheet risks (in millions) were as follows:

	As of December 31, 2014			As of December 31, 2013
	Notional	Fair Value		Notional	Fair Value
	Amounts	Asset	Liability	Amounts	Asset	Liability
Qualifying Hedges
Cash flow hedges:
Interest rate contracts (1)	$2,091	$369	$198	$2,876	$160	$149
Foreign currency contracts (1)	642	46	21	615	32	46
Total cash flow hedges	2,733	415	219	3,491	192	195
Non-Qualifying Hedges
Interest rate contracts (1)	54,401	989	342	44,620	214	744
Foreign currency contracts (1)	68	-	-	102	-	-
Equity market contracts (1)	24,144	886	243	19,804	956	192
Credit contracts (2)	126	-	3	126	-	2
Embedded derivatives:
GLB reserves (3)	-	174	-	-	1,244	-
GLB reserves (2)	-	-	174	-	-	1,244
Reinsurance related (4)	-	-	109	-	159	-
Indexed annuity and IUL contracts (5)	-	-	1,170	-	-	1,048
Total derivative instruments	$81,472	$2,464	$2,260	$68,143	$2,765	$3,425

(1)	Reported in derivative investments and other liabilities on our Consolidated Balance Sheets.
(2)	Reported in other liabilities on our Consolidated Balance Sheets.
(3)	Reported in other assets on our Consolidated Balance Sheets.
(4)	Reported in reinsurance related embedded derivatives on our Consolidated Balance Sheets.
(5)	Reported in future contract benefits on our Consolidated Balance Sheets.

The maturity of the notional amounts of derivative instruments (in millions) was as follows:

	Remaining Life as of December 31, 2014
	Less Than	1 – 5	6 – 10	11 – 30	Over 30
	1 Year	Years	Years	Years	Years	Total
Interest rate contracts (1)	$2,569	$30,777	$11,676	$11,470	$-	$56,492
Foreign currency contracts (2)	98	126	276	210	-	710
Equity market contracts	13,799	5,746	4,439	20	140	24,144
Credit contracts	-	126	-	-	-	126
Total derivative instruments
with notional amounts	$16,466	$36,775	$16,391	$11,700	$140	$81,472

(1)	As of December 31, 2014, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was June 2042.
(2)	As of December 31, 2014, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was December 2029.

38

The change in our unrealized gain (loss) on derivative instruments in AOCI (in millions) was as follows:

	For the Years Ended December 31,
	2014	2013	2012
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$5	$101	$132
Other comprehensive income (loss):
Unrealized holding gains (losses) arising during the year:
Cash flow hedges:
Interest rate contracts	78	(126)	(41)
Foreign currency contracts	36	(24)	(22)
Change in foreign currency exchange rate adjustment	50	(19)	(12)
Change in DAC, VOBA, DSI and DFEL	2	5	14
Income tax benefit (expense)	(58)	57	20
Less:
Reclassification adjustment for gains (losses) included in net income (loss):
Cash flow hedges:
Interest rate contracts (1)	(22)	(21)	(21)
Foreign currency contracts (1)	-	3	3
Associated amortization of DAC, VOBA, DSI and DFEL	1	1	3
Income tax benefit (expense)	7	6	5
Balance as of end-of-year	$127	$5	$101

(1)	The OCI offset is reported within net investment income on our Consolidated Statements of Comprehensive Income (Loss).

The gains (losses) on derivative instruments (in millions) recorded within income (loss) from continuing operations on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2014	2013	2012
Qualifying Hedges
Cash flow hedges:
Interest rate contracts (1)	$(22)	$(21)	$(22)
Foreign currency contracts (1)	-	3	3
Total cash flow hedges	(22)	(18)	(19)
Non-Qualifying Hedges
Interest rate contracts (2)	1,304	(998)	26
Foreign currency contracts (2)	(8)	(4)	(8)
Equity market contracts (2)	(215)	(1,306)	(1,014)
Equity market contracts (3)	11	37	(362)
Credit contracts (2)	(1)	9	2
Embedded derivatives:
Other assets – GLB reserves (2)	1,391	(2,153)	-
Other liabilities – GLB reserves (2)	(1,391)	2,153	1,308
Reinsurance related (2)	(242)	352	(50)
Indexed annuity and IUL contracts (2)	(210)	(356)	(136)
Total derivative instruments	$617	$(2,284)	$(253)

(1)	Reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(2)	Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(3)	Reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

Gains (losses) (in millions) on derivative instruments designated and qualifying as cash flow hedges were as follows:

	For the Years Ended December 31,
	2014	2013	2012
Gain (loss) recognized as a component of OCI with
the offset to net investment income	$(22)	$(18)	$(18)

39

As of December 31, 2014, $19 million of the deferred net losses on derivative instruments in AOCI were expected to be reclassified to earnings during the next 12 months.  This reclassification would be due primarily to interest rate variances related to our interest rate swap agreements.

For the years ended December 31, 2014 and 2013, there were no material reclassifications to earnings due to hedged firm commitments no longer deemed probable or due to hedged forecasted transactions that had not occurred by the end of the originally specified time period.

Information related to our open credit default swap liabilities for which we are the seller (dollars in millions) was as follows:

As of December 31, 2014
			Credit
	Reason	Nature	Rating of	Number		Maximum
	for	of	Underlying	of	Fair	Potential
Maturity	Entering	Recourse	Obligation (1)	Instruments	Value (2)	Payout
12/20/2016 (3)	(4)	(5)	BBB-	3	$(2)	$68
3/20/2017 (3)	(4)	(5)	BBB-	3	(1)	58
				6	$(3)	$126

As of December 31, 2013
			Credit
	Reason	Nature	Rating of	Number		Maximum
	for	of	Underlying	of	Fair	Potential
Maturity	Entering	Recourse	Obligation (1)	Instruments	Value (2)	Payout
12/20/2016 (3)	(4)	(5)	BBB-	3	$(1)	$68
3/20/2017 (3)	(4)	(5)	BBB-	3	(1)	58
				6	$(2)	$126

(1)	Represents average credit ratings based on the midpoint of the applicable ratings among Moody’s, S&P and Fitch Ratings, as scaled to the corresponding S&P ratings.
(2)	Broker quotes are used to determine the market value of our credit default swaps.
(3)	These credit default swaps were sold to a counterparty of the consolidated VIEs discussed in Note 5.
(4)	Credit default swaps were entered into in order to generate income by providing default protection in return for a quarterly payment.
(5)	Sellers do not have the right to demand indemnification or compensation from third parties in case of a loss (payment) on the contract.

Details underlying the associated collateral of our open credit default swaps for which we are the seller if credit risk-related contingent features were triggered (in millions) were as follows:

	As of December 31,
	2014	2013
Maximum potential payout	$126	$126
Less: Counterparty thresholds	-	-
Maximum collateral potentially required to post	$126	$126

Certain of our credit default swap agreements contain contractual provisions that allow for the netting of collateral with our counterparties related to all of our collateralized financing transactions that we have outstanding.  If these netting agreements were not in place, we would have been required to post $3 million as of December 31, 2014, after considering the fair values of the associated investments and counterparties’ credit ratings as compared to ours and specified thresholds that once exceeded result in the payment of cash.

Credit Risk

We are exposed to credit loss in the event of non-performance by our counterparties on various derivative contracts and reflect assumptions regarding the credit or NPR.  The NPR is based upon assumptions for each counterparty’s credit spread over the estimated weighted average life of the counterparty exposure less collateral held.  As of December 31, 2014, the NPR adjustment was less than $1 million.  The credit risk associated with such agreements is minimized by entering into such agreements with financial institutions with long-standing, superior performance records.  Additionally, we maintain a policy of requiring derivative contracts to be governed by an International Swaps and Derivatives Association (“ISDA”) Master Agreement.  We are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements.  Under some ISDA agreements, our insurance subsidiaries have agreed to maintain certain financial strength or claims-paying ratings.  A downgrade below these levels could result in termination of derivative contracts, at which time any amounts payable by us would be dependent on the market value of the underlying derivative contracts.  In certain transactions, we and the counterparty have entered into a credit support annex requiring either party to post collateral when net exposures

40

exceed pre-determined thresholds.  These thresholds vary by counterparty and credit rating.  The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor.  As of December 31, 2014, our exposure was $41 million.

The amounts recognized (in millions) by S&P credit rating of counterparty, for which we had the right to reclaim cash collateral or were obligated to return cash collateral, were as follows:

	As of December 31, 2014		As of December 31, 2013
	Collateral	Collateral	Collateral	Collateral
	Posted by	Posted by	Posted by	Posted by
S&P	Counter-	LNL	Counter-	LNL
Credit	Party	(Held by	Party	(Held by
Rating of	(Held by	Counter-	(Held by	Counter-
Counterparty	LNL)	Party)	LNL)	Party)

AA-	$64	$-	$34	$(10)
A+	48	-	19	-
A	1,047	(85)	228	(183)
A-	252	-	207	(123)
BBB+	27	-	79	-
	$1,438	$(85)	$567	$(316)

Balance Sheet Offsetting

Information related to the effects of offsetting on our Consolidated Balance Sheets (in millions) was as follows:

	As of December 31, 2014

		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total
Financial Assets
Gross amount of recognized assets	$2,240	$174	$2,414
Gross amounts offset	(477)	-	(477)
Net amount of assets	1,763	174	1,937
Gross amounts not offset:
Cash collateral	(1,438)	-	(1,438)
Net amount	$325	$174	$499

Financial Liabilities
Gross amount of recognized liabilities	$330	$1,453	$1,783
Gross amounts offset	(50)	-	(50)
Net amount of liabilities	280	1,453	1,733
Gross amounts not offset:
Cash collateral	(85)	-	(85)
Net amount	$195	$1,453	$1,648

41

	As of December 31, 2013

		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total
Financial Assets
Gross amount of recognized assets	$1,170	$1,403	$2,573
Gross amounts offset	(553)	-	(553)
Net amount of assets	617	1,403	2,020
Gross amounts not offset:
Cash collateral	(251)	-	(251)
Net amount	$366	$1,403	$1,769

Financial Liabilities
Gross amount of recognized liabilities	$580	$2,292	$2,872
Gross amounts offset	(192)	-	(192)
Net amount of liabilities	388	2,292	2,680
Gross amounts not offset:
Cash collateral	-	-	-
Net amount	$388	$2,292	$2,680

8.  Federal Income Taxes

The federal income tax expense (benefit) on continuing operations (in millions) was as follows:

	For the Years Ended December 31,
	2014	2013	2012
Current	$104	$211	$(320)
Deferred	116	220	664
Federal income tax expense (benefit)	$220	$431	$344

A reconciliation of the effective tax rate differences (in millions) was as follows:

	For the Years Ended December 31,
	2014	2013	2012
Tax rate times pre-tax income	$425	$616	$527
Effect of:
Separate account dividend
received deduction	(174)	(145)	(128)
Tax credits	(24)	(35)	(34)
Goodwill	-	-	(2)
Change in uncertain tax positions	(12)	7	(88)
Other items	5	(12)	69
Federal income tax expense (benefit)	$220	$431	$344
Effective tax rate	18%	24%	23%

The effective tax rate is the ratio of tax expense over pre-tax income (loss).  The benefit for tax credits is attributable to foreign tax credits and low income housing tax credits.

The federal income tax asset (liability) (in millions) was as follows:

	As of December 31,
	2014	2013
Current	$49	$(8)
Deferred	(3,306)	(2,278)
Total federal income tax asset (liability)	$(3,257)	$(2,286)

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Significant components of our deferred tax assets and liabilities (in millions) were as follows:

	As of December 31,
	2014	2013
Deferred Tax Assets
Future contract benefits and other contract holder funds	$544	$963
Deferred gain on business sold through reinsurance	(7)	21
Reinsurance related embedded derivative asset	177	17
Investments	317	274
Compensation and benefit plans	198	177
Net operating loss	-	4
Net capital loss	3	-
Tax credits	-	184
VIE	45	4
Other	62	32
Total deferred tax assets	1,339	1,676
Deferred Tax Liabilities
DAC	1,731	1,954
VOBA	(186)	409
Net unrealized gain on AFS securities	3,100	1,273
Net unrealized gain on trading securities	100	86
Intangibles	22	151
Other	(122)	81
Total deferred tax liabilities	4,645	3,954
Net deferred tax asset (liability)	$(3,306)	$(2,278)

Although realization is not assured, management believes that it is more likely than not that the Company will realize the benefits of its deferred tax assets, and, accordingly, no valuation allowance has been recorded.

As of December 31, 2014 and 2013, $10 million and $64 million, respectively, of our unrecognized tax benefits presented below, if recognized, would have affected our income tax expense and our effective tax rate.  The Company is not aware of any events for which it is likely that unrecognized tax benefits will significantly increase or decrease within the next year.  A reconciliation of the unrecognized tax benefits (in millions) was as follows:

	For the Years Ended
	December 31,
	2014	2013
Balance as of beginning-of-year	$75	$67
Increases for prior year tax positions	35	-
Decreases for prior year tax positions	(23)	-
Increases for current year tax positions	-	8
Decreases for settlements with taxing authorities	(77)	-
Balance as of end-of-year	$10	$75

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense.  For the years ended December 31, 2014, 2013 and 2012, we recognized interest and penalty expense (benefit) related to uncertain tax positions of $(12) million, $2 million and $(78) million, respectively.  We had accrued interest and penalty expense related to the unrecognized tax benefits of $1 million and $13 million as of December 31, 2014 and 2013, respectively.

The Company is subject to examination by U.S. federal, state, local and non-U.S. income authorities.  The Company is currently under examination by the Internal Revenue Service (“IRS”) for tax years 2009 through 2011.  The Company anticipates closing the current exam cycle in 2015.  Furthermore, LNC has filed a protest with the IRS Appeals division for tax years 2005 through 2008.  These years remain open as the Company works with Appeals to finalize the tax computations in these years.  All protested items have been resolved and we anticipate reaching a final settlement in 2015.  The Company does not expect any adjustments that would be material to its consolidated results of operations or its financial condition.

43

9.  DAC, VOBA, DSI and DFEL

Changes in DAC (in millions) were as follows:

	For the Years Ended December 31,
	2014	2013	2012
Balance as of beginning-of-year	$7,690	$6,030	$5,887
Business acquired (sold) through reinsurance	(20)	(67)	(126)
Deferrals	1,525	1,559	1,294
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(956)	(795)	(760)
Unlocking	18	42	(71)
Adjustment related to realized (gains) losses	(58)	(49)	(49)
Adjustment related to unrealized (gains) losses	(672)	970	(145)
Balance as of end-of-year	$7,527	$7,690	$6,030

Changes in VOBA (in millions) were as follows:

	For the Years Ended December 31,
	2014	2013	2012
Balance as of beginning-of-year	$1,169	$702	$1,055
Business acquired (sold) through reinsurance	2	3	(20)
Deferrals	9	13	12
Amortization:
Amortization, excluding unlocking	(185)	(179)	(225)
Unlocking	(21)	(52)	(23)
Accretion of interest (1)	64	68	73
Adjustment related to realized (gains) losses	(1)	(1)	9
Adjustment related to unrealized (gains) losses	(409)	615	(179)
Balance as of end-of-year	$628	$1,169	$702

(1)	The interest accrual rates utilized to calculate the accretion of interest ranged from 4.02% to 7.05%.

Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2014, was as follows:

2015	$49
2016	46
2017	43
2018	41
2019	41

Changes in DSI (in millions) were as follows:

	For the Years Ended December 31,
	2014	2013	2012
Balance as of beginning-of-year	$310	$296	$309
Deferrals	13	10	39
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(37)	(41)	(43)
Unlocking	2	8	14
Adjustment related to realized (gains) losses	(3)	(3)	(5)
Adjustment related to unrealized (gains) losses	-	40	(18)
Balance as of end-of-year	$285	$310	$296

44

Changes in DFEL (in millions) were as follows:

	For the Years Ended December 31,
	2014	2013	2012
Balance as of beginning-of-year	$1,899	$1,342	$1,360
Business acquired (sold) through reinsurance	(2)	(7)	(44)
Deferrals	400	319	348
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(326)	(210)	(206)
Unlocking	(50)	(14)	(69)
Adjustment related to realized (gains) losses	(8)	(8)	(5)
Adjustment related to unrealized (gains) losses	(548)	477	(42)
Balance as of end-of-year	$1,365	$1,899	$1,342

10.  Reinsurance

The following summarizes reinsurance amounts (in millions) recorded on our Consolidated Statements of Comprehensive Income (Loss), excluding amounts attributable to the indemnity reinsurance transaction with Swiss Re:

	For the Years Ended December 31,
	2014	2013	2012
Direct insurance premiums and fee income	$8,880	$7,833	$7,185
Reinsurance assumed	16	19	18
Reinsurance ceded	(1,917)	(1,505)	(1,287)
Total insurance premiums and fee income	$6,979	$6,347	$5,916

Direct insurance benefits	$5,970	$5,346	$4,717
Reinsurance recoveries netted against benefits	(1,616)	(1,733)	(1,778)
Total benefits	$4,354	$3,613	$2,939

We cede insurance to other companies.  The portion of our life insurance and annuity risks exceeding our retention limit is reinsured with other insurers.  We seek reinsurance coverage to limit our exposure to mortality losses and to enhance our capital management. As discussed in Note 25, a portion of this reinsurance activity is with affiliated companies.

Under our reinsurance program, we reinsure approximately 25% of the mortality risk on newly issued life insurance contracts.  Our policy for this program is to retain no more than $20 million on a single insured life.  Portions of our deferred annuity business have been reinsured on a Modco basis with other companies to limit our exposure to interest rate risks.  As of December 31, 2014, the reserves associated with these reinsurance arrangements totaled $676 million.

Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers.  The amounts recoverable from reinsurers were $6.9 billion and $7.1 billion as of December 31, 2014 and 2013, respectively.  We focus on obtaining reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our reinsurers.  Our reinsurance operations were acquired by Swiss Re in December 2001 through a series of indemnity reinsurance transactions.  As such, Swiss Re reinsured certain of our liabilities and obligations under the indemnity reinsurance agreements and thereby represents our largest reinsurance exposure.  As we are not relieved of our liability to the ceding companies for this business, the liabilities and obligations associated with the reinsured policies remain on our Consolidated Balance Sheets with a corresponding reinsurance receivable from Swiss Re, which totaled $3.1 billion and $3.2 billion as of December 31, 2014 and 2013, respectively.  Swiss Re has funded a trust, with a balance of $2.6 billion as of December 31, 2014, to support this business.  In addition to various remedies that we would have in the event of a default by Swiss Re, we continue to hold assets in support of certain of the transferred reserves.  These assets consist of those reported as trading securities and certain mortgage loans.  Our liabilities for funds withheld and embedded derivatives as of December 31, 2014, included $1.3 billion and $128 million, respectively, related to the business sold to Swiss Re.

We recorded the gain related to the indemnity reinsurance transactions with Swiss Re as a deferred gain on business sold through reinsurance on our Consolidated Balance Sheets.  The deferred gain is being amortized into income at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years from the date of sale.  We amortized $48 million, after-tax, of deferred gain on business sold through reinsurance during each of 2014, 2013 and 2012.

45

11.  Goodwill and Specifically Identifiable Intangible Assets

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

	For the Year Ended December 31, 2014
	Acquisition	Cumulative
	Balance	Impairment
	as of	as of		Balance
	Beginning-	Beginning-		as of End-
	of-Year	of-Year	Impairment	of-Year
Annuities	$1,040	$(600)	$-	$440
Retirement Plan Services	20	-	-	20
Life Insurance	2,186	(647)	-	1,539
Group Protection	274	-	-	274
Other Operations – Media	176	(176)	-	-
Total goodwill	$3,696	$(1,423)	$-	$2,273

	For the Year Ended December 31, 2013
	Acquisition	Cumulative
	Balance	Impairment
	as of	as of		Balance
	Beginning-	Beginning-		as of End-
	of-Year	of-Year	Impairment	of-Year
Annuities	$1,040	$(600)	$-	$440
Retirement Plan Services	20	-	-	20
Life Insurance	2,186	(647)	-	1,539
Group Protection	274	-	-	274
Other Operations – Media	176	(176)	-	-
Total goodwill	$3,696	$(1,423)	$-	$2,273

We perform a Step 1 goodwill impairment analysis on all of our reporting units at least annually on October 1.  To determine the implied fair value for our reporting units, we utilize primarily a discounted cash flow valuation technique (“income approach”), although limited available market data is also considered.  In determining the estimated fair value, we consider discounted cash flow calculations, the level of LNC’s share price and assumptions that market participants would make in valuing the reporting unit.  This analysis requires us to make judgments about revenues, earnings projections, capital market assumptions and discount rates.

As of October 1, 2014 and 2013, our Annuities and Retirement Plan Services reporting units passed the Step 1 analysis.  Given the Step 1 results, we performed a Step 2 analysis for our Life Insurance and Group Protection reporting units.  Based upon our Step 2 analysis for Life Insurance and Group Protection, we determined that there was no impairment due to the implied fair value of goodwill being in excess of the carrying value of goodwill.

As of October 1, 2012,  our Annuities, Retirement Plan Services and Group Protection reporting units passed the Step 1 analysis, and although the carrying value of the net assets for Group Protection was within the estimated fair value range, we deemed it prudent to validate the carrying value of goodwill through a Step 2 analysis.  Given the Step 1 results, we also performed a Step 2 analysis for our Life Insurance reporting unit.  Based upon our Step 2 analysis for Life Insurance and Group Protection, we determined that there was no impairment due to the implied fair value of goodwill being in excess of the carrying value of goodwill.

46

The gross carrying amounts and accumulated amortization (in millions) for each major specifically identifiable intangible asset class by reportable segment were as follows:

	As of December 31, 2014		As of December 31, 2013
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Life Insurance:
Sales force	$100	$35	$100	$31
Retirement Plan Services:
Mutual fund contract rights (1)	5	-	5	-
Other Operations:
FCC licenses (1) (2)	-	-	131	-
Other (2)	-	-	4	3
Total	$105	$35	$240	$34

(1)	No amortization recorded as the intangible asset has indefinite life.
(2)	As of December 31, 2014, LFM’s intangible assets were reclassified as other assets held-for-sale. For more information, see Note 3.

Future estimated amortization of specifically identifiable intangible assets (in millions) as of December 31, 2014, was as follows:

2015	$4
2016	4
2017	4
2018	4
2019	4
Thereafter	45

12.  Guaranteed Benefit Features

Information on the GDB features outstanding (dollars in millions) was as follows:

	As of December 31,
	2014 (1)	2013 (1)
Return of Net Deposits
Total account value	$85,917	$79,391
Net amount at risk (2)	183	141
Average attained age of contract holders	62 years	61 years

Minimum Return
Total account value	$135	$151
Net amount at risk (2)	25	27
Average attained age of contract holders	74 years	73 years
Guaranteed minimum return	5%	5%

Anniversary Contract Value
Total account value	$26,021	$25,958
Net amount at risk (2)	597	570
Average attained age of contract holders	68 years	68 years

(1)    Our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.

(2)    Represents the amount of death benefit in excess of the account balance that is subject to market volatility.

The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.

47

The following summarizes the balances of and changes in the liabilities for GDBs (in millions), which were recorded in future contract benefits on our Consolidated Balance Sheets:

	For the Years Ended December 31,
	2014	2013	2012
Balance as of beginning-of-year	$73	$104	$84
Changes in reserves	34	(10)	64
Benefits paid	(18)	(21)	(44)
Balance as of end-of-year	$89	$73	$104

Variable Annuity Contracts

Account balances of variable annuity contracts with guarantees (in millions) were invested in separate account investment options as follows:

	As of December 31,
	2014	2013
Asset Type
Domestic equity	$47,930	$45,590
International equity	18,103	17,707
Bonds	25,742	23,648
Money market	12,173	10,518
Total	$103,948	$97,463

Percent of total variable annuity
separate account values	99%	99%

Secondary Guarantee Products

Future contract benefits and other contract holder funds include reserves for our secondary guarantee products sold through our Life Insurance segment.  These UL and VUL products with secondary guarantees represented 35% of total life insurance in-force reserves as of December 31, 2014, and 39% of total sales for the year ended December 31, 2014.

13.  Short-Term and Long-Term Debt

Details underlying short-term and long-term debt (in millions) were as follows:

	As of December 31,
	2014	2013
Short-Term Debt
Short-term debt (1)	$2	$51

Long-Term Debt, Excluding Current Portion
1.40% note, due 2016	$4	$4
LIBOR + 3 bps loan, due 2017	250	250
Surplus notes due LNC:
LIBOR + 142 bps surplus note, due 2023	240	240
9.76% surplus note, due 2024	50	50
6.56% surplus note, due 2028	500	500
LIBOR + 111 bps surplus note, due 2028	71	71
LIBOR + 226 bps surplus note, due 2028	422	360
6.03% surplus note, due 2028	750	750
LIBOR + 100 bps surplus note, due 2037	375	375
Total surplus notes	2,408	2,346
Total long-term debt	$2,662	$2,600

(1)    The short-term debt represents short-term notes payable to LNC.

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Future principal payments due on long-term debt (in millions) as of December 31, 2014, were as follows:

2015	$-
2016	4
2017	250
2018	-
2019	-
Thereafter	2,408
Total	$2,662

On September 10, 2013, we issued a note of $4 million to LNC.  This note calls for us to pay the principal amount of the note on or before September 10, 2016, and interest to be paid semiannually at an annual rate of 1.40%.

We have a $250 million floating-rate loan outstanding under our borrowing capacity with the FHLBI due June 20, 2017.

On June 28, 2013, we issued a surplus note of $240 million to LNC.  The note calls for us to pay the principal amount of the note on or before June 28, 2023, and interest to be paid quarterly at an annual rate of the London Interbank Offered Rate “LIBOR” + 142 bps.  Subject to approval by the Indiana Insurance Commissioner (the “Commissioner”), we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

We issued a surplus note of $50 million to LNC in 1994.  The note calls for us to pay the principal amount of the note on or before September 30, 2024, and interest to be paid semiannually at an annual rate of 9.76%.  Subject to approval by the Commissioner, we have the right to repay the note on any March 31 or September 30.

We issued a surplus note of $500 million to LNC in 1998.  The note calls for us to pay the principal amount of the note on or before March 31, 2028, and interest to be paid quarterly at an annual rate of 6.56%.  Subject to approval by the Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note.  Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital as of the date of note issuance of $2.3 billion, and subject to approval by the Commissioner.

On October 1, 2013, we issued a surplus note of $71 million to LNC.  The note calls for us to pay the principal amount of the note on or before September 24, 2028, and interest to be paid quarterly at an annual rate of LIBOR + 111 bps.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On December 17, 2013, we issued a variable surplus note to a wholly-owned subsidiary of LNC with an initial outstanding principal amount of $287 million.  The outstanding principal amount as of December 31, 2014, was $422 million.  The note calls for us to pay the principal amount of the note on or before October 1, 2028, and interest to be paid quarterly at an annual rate of LIBOR + 226 bps.

We issued a surplus note of $750 million to LNC in 1998.  The note calls for us to pay the principal amount of the note on or before December 31, 2028, and interest to be paid quarterly at an annual rate of 6.03%.  Subject to approval by the Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note.  Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital surplus as of the date of note issuance of $2.4 billion, and subject to approval by the Commissioner.

On October 9, 2007, we issued a surplus note of $375 million that LNC has held effective December 31, 2008.  The note calls for us to pay the principal amount of the note on or before October 9, 2037, and interest to be paid quarterly at an annual rate of LIBOR + 100 bps.

14.  Contingencies and Commitments

Contingencies

Regulatory and Litigation Matters

Regulatory bodies, such as state insurance departments, the Securities and Exchange Commission, Financial Industry Regulatory Authority and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, laws governing the activities of broker-dealers, registered investment advisors and unclaimed property laws.

LNL and its subsidiaries are involved in various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise.  In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought.  Modern pleading practice in the U.S. permits considerable variation in the

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assertion of monetary damages or other relief.  Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court.  In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters.  This variability in pleadings, together with the actual experiences of LNL in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain.  Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal.  Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated.  It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2014.  While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on LNL’s financial condition.

For some matters, the Company is able to estimate a reasonably possible range of loss.  For such matters in which a loss is probable, an accrual has been made.  For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made.  Accordingly, the estimate contained in this paragraph reflects two types of matters.  For some matters included within this estimate, an accrual has been made, but there is a reasonable possibility that an exposure exists in excess of the amount accrued.  In these cases, the estimate reflects the reasonably possible range of loss in excess of the accrued amount.  For other matters included within this estimation, no accrual has been made because a loss, while potentially estimable, is believed to be reasonably possible but not probable.  In these cases, the estimate reflects the reasonably possible loss or range of loss.  As of December 31, 2014, LNC, LNL’s parent company, disclosed in its Annual Report on Form 10-K filed with the SEC that it estimates the aggregate range of reasonably possible losses on a consolidated basis, including amounts in excess of amounts accrued for these matters as of such date, to be up to approximately $200 million.

For other matters, we are not currently able to estimate the reasonably possible loss or range of loss.  We are often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts and the progress of settlement negotiations.  On a quarterly and annual basis, we review relevant information with respect to litigation contingencies and update our accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

On June 13, 2009, a single named plaintiff filed a putative national class action in the Circuit Court of Allen County (“Court”), Indiana, captioned Peter S. Bezich v. LNL, No. 02C01-0906-PL73, asserting he was charged a cost of insurance fee that exceeded the applicable mortality charge, and that this fee breached the terms of the insurance contract.  We dispute the allegations and are vigorously defending this matter.  Plaintiff petitioned the Court to certify a class action, on behalf of all persons who purchased or owned the relevant insurance product between 1999 and 2009, alleging that:  (i) LNL breached the contract by including non-mortality factors in cost of insurance rates; (ii) LNL breached the contract when it charged administrative expenses in excess of set amount; and (iii) LNL breached the contract by failing to adjust cost of insurance rates to reflect improving mortality expectations.  On June 12, 2014, the Court issued an Order denying certification on all of the Plaintiff’s counts and claims except with respect to a single legal issue:  whether the contract was breached as alleged in Count III.  However, any damages arising from this alleged breach would have to be tried on an individual case-by-case basis.  The appellate court granted permission for our interlocutory appeal of the Court’s certification of the single issue class.  The plaintiff has cross-appealed and both appeals are pending.

On July 23, 2012, LNL was added as a noteholder defendant to a putative class action adversary proceeding captioned Lehman Brothers Special Financing, Inc. v. Bank of America, N.A. et al., Adv. Pro. No. 10-03547 (JMP) and instituted under In re Lehman Brothers Holdings Inc. in the United States Bankruptcy Court in the Southern District of New York.  Plaintiff Lehman Brothers Special Financing Inc. seeks to (i) overturn the application of certain priority of payment provisions in 47 CDO transactions on the basis such provisions are unenforceable under the Bankruptcy Code; and (ii) recover funds paid out to noteholders in accordance with the note agreements.  We are vigorously defending this matter.

Commitments

Operating Leases

We lease our home office properties.  In 2006, we exercised the right and option to extend the Fort Wayne lease for two extended terms such that the lease shall expire in 2019.  We retain our right and option to exercise the remaining four extended terms of five years each in accordance with the lease agreement.  These agreements also provide us with the right of first refusal to purchase the properties at a price defined in the agreements and the option to purchase the leased properties at fair market value on the last day of any renewal period.  In 2012, we exercised the right and option to extend the Hartford lease for one extended term such that the lease shall expire in 2018.

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Total rental expense on operating leases for the years ended December 31, 2014, 2013 and 2012, was $38 million,  $37 million and $36 million, respectively.  Future minimum rental commitments (in millions) as of December 31, 2014, were as follows:

2014	$32
2015	29
2016	22
2017	15
2018	7
Thereafter	2
Total	$107

Capital Leases

In December 2014, we entered into a five-year, sale-leaseback transaction on $83 million (net of amortization) of assets, which we have classified as a capital lease on our Consolidated Balance Sheets.  These assets will continue to be amortized on a straight-line basis over the assets’ remaining lives.  Total accumulated amortization related to these leased assets was $55 million as of December 31, 2014.  As of December 31, 2013, we did not have any leased assets that met the criteria of a capital lease.  Future minimum lease payments under capital leases (in millions) as of December 31, 2014, were as follows:

2015	$1
2016	1
2017	1
2018	1
2019	86
Total minimum lease payments	90
Less: Amount representing interest	7
Present value of minimum lease payments	$83

Vulnerability from Concentrations

As of December 31, 2014, we did not have a concentration of:  business transactions with a particular customer or lender; sources of supply of labor or services used in the business; or a market or geographic area in which business is conducted that makes us vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to our financial condition.

Although we do not have any significant concentration of customers, our American Legacy Variable Annuity (“ALVA”) product offered in our Annuities segment is significant to this segment.  The ALVA product accounted for 20%,  17% and 19% of Annuities’ variable annuity product deposits in 2014, 2013 and 2012, respectively, and represented approximately 44%,  47% and 50% of the segment’s total variable annuity product account values as of December 31, 2014, 2013 and 2012, respectively.  In addition, fund choices for certain of our other variable annuity products offered in our Annuities segment include American Fund Insurance SeriesSM (“AFIS”) funds.  For the Annuities segment, AFIS funds accounted for 22%, 19% and 21% of variable annuity product deposits in 2014, 2013 and 2012, respectively, and represented 50%,  54% and 58% of the segment’s total variable annuity product account values as of December 31, 2014, 2013 and 2012, respectively.

Other Contingency Matters

State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies.  Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states.  We have accrued for expected assessments and the related reductions in future state premium taxes, which net to assessments (recoveries) of $(17) million and $(7) million as of December 31, 2014 and 2013, respectively.

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15.  Shares and Stockholder’s Equity

All authorized and issued shares of LNL are owned by LNC.

AOCI

The following summarizes the components and changes in AOCI (in millions):

	For the Years Ended December 31,
	2014	2013	2012
Unrealized Gain (Loss) on AFS Securities
Balance as of beginning-of-year	$1,521	$3,876	$2,805
Unrealized holding gains (losses) arising during the year	3,762	(5,569)	2,631
Change in foreign currency exchange rate adjustment	(47)	20	14
Change in DAC, VOBA, DSI, future contract benefits and other contract holder funds	(1,252)	1,835	(1,233)
Income tax benefit (expense)	(865)	1,300	(459)
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	14	(63)	(181)
Associated amortization of DAC, VOBA, DSI and DFEL	(32)	(28)	(1)
Income tax benefit (expense)	6	32	64
Balance as of end-of-year	$3,131	$1,521	$3,876
Unrealized OTTI on AFS Securities
Balance as of beginning-of-year	$(78)	$(105)	$(103)
(Increases) attributable to:
Gross OTTI recognized in OCI during the year	(11)	(11)	(118)
Change in DAC, VOBA, DSI and DFEL	1	1	15
Income tax benefit (expense)	3	4	35
Decreases attributable to:
Sales, maturities or other settlements of AFS securities	44	58	118
Change in DAC, VOBA, DSI and DFEL	(6)	(8)	(17)
Income tax benefit (expense)	(11)	(17)	(35)
Balance as of end-of-year	$(58)	$(78)	$(105)
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$5	$101	$132
Unrealized holding gains (losses) arising during the year	114	(150)	(63)
Change in foreign currency exchange rate adjustment	50	(19)	(12)
Change in DAC, VOBA, DSI and DFEL	2	5	14
Income tax benefit (expense)	(58)	57	20
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	(22)	(18)	(18)
Associated amortization of DAC, VOBA, DSI and DFEL	1	1	3
Income tax benefit (expense)	7	6	5
Balance as of end-of-year	$127	$5	$101
Funded Status of Employee Benefit Plans
Balance as of beginning-of-year	$(18)	$(12)	$(14)
Adjustment arising during the year	(5)	(9)	3
Income tax benefit (expense)	2	3	(1)
Balance as of end-of-year	$(21)	$(18)	$(12)

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The following summarizes the reclassifications out of AOCI (in millions) and the associated line item in the Consolidated Statements of Comprehensive Income (Loss):

	For the Years Ended
	December 31,
	2014	2013

Unrealized Gain (Loss) on AFS Securities
Gross reclassification	$14	$(63)	Total realized gain (loss)
Associated amortization of DAC,
VOBA, DSI and DFEL	(32)	(28)	Total realized gain (loss)
Reclassification before income
tax benefit (expense)	(18)	(91)	Income (loss) from continuing operations before taxes
Income tax benefit (expense)	6	32	Federal income tax expense (benefit)
Reclassification, net of income tax	$(12)	$(59)	Net income (loss)

Unrealized OTTI on AFS Securities
Gross reclassification	$44	$58	Total realized gain (loss)
Change in DAC, VOBA, DSI and DFEL	(6)	(8)	Total realized gain (loss)
Reclassification before income
tax benefit (expense)	38	50	Income (loss) from continuing operations before taxes
Income tax benefit (expense)	(11)	(17)	Federal income tax expense (benefit)
Reclassification, net of income tax	$27	$33	Net income (loss)

Unrealized Gain (Loss) on Derivative Instruments
Gross reclassifications:
Interest rate contracts	$(22)	$(21)	Net investment income
Foreign currency contracts	-	3	Net investment income
Total gross reclassifications	(22)	(18)
Associated amortization of DAC,
VOBA, DSI and DFEL	1	1	Commissions and other expenses
Reclassification before income
tax benefit (expense)	(21)	(17)	Income (loss) from continuing operations before taxes
Income tax benefit (expense)	7	6	Federal income tax expense (benefit)
Reclassification, net of income tax	$(14)	$(11)	Net income (loss)

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16.  Realized Gain (Loss)

Details underlying realized gain (loss) (in millions) reported on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2014	2013	2012
Total realized gain (loss) related to certain investments (1)	$(13)	$(84)	$(164)
Realized gain (loss) on the mark-to-market on certain instruments (2)	(250)	308	138
Indexed annuity and IUL contracts net derivatives results: (3)
Gross gain (loss)	(35)	(39)	16
Associated amortization of DAC, VOBA, DSI and DFEL	6	9	(5)
Variable annuity net derivatives results: (4)
Gross gain (loss)	(150)	(104)	(77)
Associated amortization of DAC, VOBA, DSI and DFEL	(36)	(33)	(31)
Realized gain (loss) on sale of subsidiaries/businesses (5)	(46)	-	-
Total realized gain (loss)	$(524)	$57	$(123)

(1)	See “Realized Gain (Loss) Related to Certain Investments” section in Note 6.
(2)

Represents changes in the fair values of certain derivative investments (not including those associated with our variable annuity net derivatives results), reinsurance related embedded derivatives and trading securities.

(3)

Represents the net difference between the change in the fair value of the S&P 500 call options that we hold and the change in the fair value of the embedded derivative liabilities of our indexed annuity and IUL products along with changes in the fair value of embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products.

(4)

Includes the net difference in the change in embedded derivative reserves of our GLB riders and the change in the fair value of the derivative instruments we own to hedge the change in embedded derivative reserves on our GLB riders and the benefit ratio unlocking on our GDB riders, including the cost of purchasing the hedging instruments.

(5)	See LFM in Note 3.

17.  Commissions and Other Expenses

Details underlying commissions and other expenses (in millions) were as follows:

	For the Years Ended December 31,
	2014	2013	2012
Commissions	$2,100	$1,980	$1,972
General and administrative expenses	1,582	1,569	1,553
Expenses associated with reserve financing and unrelated LOCs	31	40	40
DAC and VOBA deferrals and interest, net of amortization	(454)	(656)	(300)
Broker-dealer expenses	302	288	243
Specifically identifiable intangible asset amortization	4	4	4
Media expenses	60	62	66
Taxes, licenses and fees	251	239	244
Restructuring charges	-	-	16
Total	$3,876	$3,526	$3,838

18.  Pension, Postretirement Health Care and Life Insurance Benefit Plans

LNC and LNL maintain qualified funded defined benefit pension plans in which many of our employees and agents are participants.  LNC and LNL also maintain non-qualified, unfunded defined benefit pension plans for certain employees and agents.  In addition, for certain former employees we have supplemental retirement plans that provide defined benefit pension benefits in excess of limits imposed by federal tax law.  All of our defined benefit pension plans are frozen and there are no new participants and no future accruals of benefits from the date of the freeze.

LNC and LNL also sponsor a voluntary employees’ beneficiary association (“VEBA”) trust that provides postretirement medical, dental and life insurance benefits to retired full-time employees and agents who, depending on the plan, have worked for us for at least 10 years and attained age 55 (age 60 for agents).  VEBAs are a special type of tax-exempt trust used to provide benefits that are subject to preferential tax treatment under the Internal Revenue Code.  Medical and dental benefits are available to spouses and other eligible dependents of retired employees and agents.  Retirees may be required to contribute toward the cost of these benefits.  Eligibility and the amount of required contribution for these benefits varies based upon a variety of factors including years of service and year of retirement.

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Obligations, Funded Status and Assumptions

Information (in millions) with respect to our benefit plans’ assets and obligations was as follows:

	As of or For the Years Ended December 31,
	2014	2013	2014	2013

			Other
	Pension Benefits		Postretirement Benefits
Change in Plan Assets
Fair value as of beginning-of-year	$127	$145	$6	$5
Actual return on plan assets	16	(9)	-	1
Company and participant contributions	-	-	3	3
Benefits paid	(10)	(9)	(3)	(3)
Fair value as of end-of-year	133	127	6	6

Change in Benefit Obligation
Balance as of beginning-of-year	115	126	15	17
Interest cost	6	5	1	1
Company and participant contributions	-	-	1	1
Amendments	-	-	-	(1)
Actuarial (gains) losses	16	(7)	2	(1)
Benefits paid	(10)	(9)	(3)	(2)
Balance as of end-of-year	127	115	16	15
Funded status of the plans	$6	$12	$(10)	$(9)

Amounts Recognized on the
Consolidated Balance Sheets
Other assets	$9	$14	$-	$-
Other liabilities	(3)	(2)	(10)	(9)
Net amount recognized	$6	$12	$(10)	$(9)

Amounts Recognized in
AOCI, Net of Tax
Net (gain) loss	$22	$20	$-	$(1)
Prior service credit	-	-	-	(1)
Net amount recognized	$22	$20	$-	$(2)

Rate of Increase in Compensation
Retiree Life Insurance Plan	N/A	N/A	4.00%	4.00%
All other plans	N/A	N/A	N/A	N/A

Weighted-Average Assumptions
Benefit obligations:
Weighted-average discount rate	4.00%	4.50%	4.00%	4.50%
Net periodic benefit cost:
Weighted-average discount rate	4.50%	3.93%	4.50%	4.03%
Expected return on plan assets	5.00%	6.50%	6.50%	6.50%

(1)	Amounts for our U.S. pension plans represent general and administrative expenses.

Consistent with our benefit plans’ year end, we use December 31 as the measurement date.

The expected return on plan assets was determined based on historical and expected future returns of the various asset categories, using the plans’ target plan allocation.  We reevaluate this assumption each plan year.  For 2015, our expected return on plan assets will be 5.00% for our pension plans.

The discount rate was determined based on a corporate yield curve as of December 31, 2014, and projected benefit obligation cash flows for the pension plans.  We reevaluate this assumption each plan year.  For 2015, our discount rate will be 4.00% for our pension plans.

In October 2014, the Society of Actuaries published updated mortality tables that were incorporated into our assumptions, resulting in an increase in our pension plans benefit obligation of $7 million, pre-tax.

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The calculation of the accumulated other postretirement benefit obligation assumes a weighted-average annual rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) as follows:

	As of or For the
	Years Ended December 31,
	2014	2013	2012
Pre-65 health care cost trend rate	8.00%	7.50%	8.00%
Post-65 health care cost trend rate	6.25%	7.50%	8.00%
Ultimate trend rate	4.50%	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2022	2020	2020

We expect the health care cost trend rate for 2015 to be 8.00% for the pre-65 population and 6.25% for the post-65 population.  A one percent increase in assumed health care cost trend rates would have increased the accumulated postretirement benefit obligation by $1 million and total service and interest cost components by less than $1 million.  A one percent decrease in assumed health care cost trend rates would have decreased the accumulated postretirement benefit obligation by $1 million and total service and interest cost components by less than $1 million.

Information for our pension plans with an accumulated benefit obligation in excess of plan assets (in millions) was as follows:

	As of December 31,
	2014	2013
Accumulated benefit obligation	$2	$2
Projected benefit obligation	2	2
Fair value of plan assets	-	-

Components of Net Periodic Benefit Cost

The components of net periodic benefit cost (in millions) for our pension and other postretirement plans were as follows:

	For the Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	Pension Benefits			Other Postretirement Benefits
Interest cost	$6	$5	$5	$1	$1	$1
Expected return on plan assets	(6)	(9)	(9)	(1)	-	-
Recognized net actuarial loss (gain)	3	1	1	-	-	-
Recognized actuarial gain due
to curtailments	-	-	-	-	(1)	-
Net periodic benefit cost (recovery)	$3	$(3)	$(3)	$-	$-	$1

We expect our 2015 pension plans’ net periodic benefit cost to be approximately $3 million.

For 2015, the estimated amount of amortization from AOCI into net periodic benefit cost related to net actuarial loss or gain is expected to be a  $4 million loss for our pension plans and less than  a $1 million loss for our other postretirement plans.

Plan Assets

Our pension plans’ asset target allocations by asset category based on estimated fair values were as follows:

	For the Years Ended
	December 31,
	2014	2013

Fixed maturity securities	100%	100%

The investment objectives for the assets related to our pension plans are to:

•	Maintain sufficient liquidity to pay obligations of the plans as they come due;
•	Minimize the effect of a single investment loss and large losses to the plans through prudent risk/reward diversification consistent with sound fiduciary standards;
•	Maintain an appropriate asset allocation policy;
•	Earn a return commensurate with the level of risk assumed through the asset allocation policy; and
•	Control costs of administering and managing the plans’ investment operations.

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Investments can be made in various asset classes and styles, including, but not limited to: domestic and international equity, fixed-income securities, derivatives and other asset classes the investment managers deem prudent.  Our plans follow a strategic asset allocation policy that strives to systemically increase the percentage of assets in liability-matching fixed-income investments as funding levels increase.

Our pension plans’ assets have been combined into a master retirement trust where a variety of qualified managers, including manager of managers, are expected to have returns that exceed the median of similar funds over three-year periods, above an appropriate index over five-year periods and meet real return standards over ten-year periods.  Managers are monitored for adherence to approved investment policy guidelines and managers not meeting these criteria are subject to additional due diligence review, corrective action or possible termination.

Fair Value of Plan Assets

See “Fair Value Measurement” in Note 1 for discussion of how we categorize our pension plans’ assets into the three-level fair value hierarchy.  See “Financial Instruments Carried at Fair Value” in Note 22 for a summary of our fair value measurements of our pension plans’ assets by the three-level fair value hierarchy.

The following summarizes our fair value measurements of benefit plans’ assets (in millions) on a recurring basis by asset category:

	As of December 31,
	2014	2013	2014	2013

			Other
	Pension Plans		Postretirement Benefits
Fixed maturity securities:
Corporate bonds	$30	$86	$-	$-
U.S. government bonds	99	31	-	-
State and municipal bonds	-	9	-	-
Cash and invested cash	4	1	-	-
Other investments	-	-	6	6
Total	$133	$127	$6	$6

Valuation Methodologies and Associated Inputs for Pension Plans’ Assets

The fair value measurements of our pension plans’ assets are based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the security, and the valuation methodology is consistently applied to measure the security’s fair value.  The fair value measurement is based on a market approach, which utilizes prices and other relevant information generated by market transactions involving identical or comparable securities.  Sources of inputs to the market approach include third-party pricing services, independent broker quotations or pricing matrices.  Both observable and unobservable inputs are used in the valuation methodologies.  Observable inputs include benchmark yields, reported trades, broker quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.  In addition, market indicators, industry and economic events are monitored and further market data is acquired if certain triggers are met.  For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable.  For broker-quoted only securities, quotes from market makers or broker dealers are obtained from sources recognized to be market participants.  In order to validate the pricing information and broker quotes, procedures are employed, where possible, that include comparisons with similar observable positions, comparisons with subsequent sales, discussions with brokers and observations of general market movements for those security classes.  For those securities trading in less liquid or illiquid markets with limited or no pricing information, unobservable inputs are used in order to measure the fair value of these securities.  In cases where this information is not available, such as for privately placed securities, fair value is estimated using an internal pricing matrix.  This matrix relies on judgment concerning the discount rate used in calculating expected future cash flows, credit quality, industry sector performance and expected maturity.

Prices received from third parties are not adjusted; however, the third-party pricing services’ valuation methodologies and related inputs are evaluated and additional evaluation is performed to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to the valuation methodologies are based on general standard inputs.  The standard inputs used in order of priority are benchmark yields, reported trades, broker quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.  Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all securities on any given day.

Cash and invested cash is carried at cost, which approximates fair value.  This category includes highly liquid debt instruments purchased with a maturity of three months or less.  Due to the nature of these assets, we believe these assets should be classified as Level 2.

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Plan Cash Flows

It is our practice to make contributions to our qualified pension plans to comply with minimum funding requirements of the Employee Retirement Income Security Act of 1974, as amended and with guidance issued there under.  We do not expect to be required to make any contributions to these plans in 2015.

For our nonqualified pension and other postretirement benefit plans, we fund benefits as they become due to retirees.  The amount expected to be contributed to the plans during 2015 is less than $1 million and $2 million, respectively.

We expect the following benefit payments (in millions):

	Defined	Other
	Benefit	Post-
	Pension	retirement
	Plans	Plans
2015	$12	$2
2016	10	2
2017	10	1
2018	9	1
2019	9	1
Following five years thereafter	42	5

19.  Defined Contribution and Deferred Compensation Plans

Defined Contribution Plans

LNC and LNL sponsor defined contribution plans, which include 401(k) and money purchase plans, for eligible employees and agents.  We make contributions and matching contributions to each of the active plans in accordance with the plan documents and various limitations under Section 401(a) of the Internal Revenue Code of 1986, as amended.  For the years ended December 31, 2014,  2013 and 2012, expenses for these plans were $75 million, $70 million and $68 million, respectively.

Deferred Compensation Plans

LNC and LNL sponsor six separate non-qualified, unfunded, deferred compensation plans for employees, agents and non-employee directors.

The results for certain investment options within the plans are hedged by total return swaps.  Participants’ account values change due primarily to investment earnings driven by market fluctuations.  Our expenses increase or decrease in direct proportion to the change in market value of the participants’ investment options.  Participants are able to select our stock as an investment option; however, it is not hedged by the total return swaps and is a primary source of expense volatility related to these plans.  For further discussion of total return swaps related to our deferred compensation plans, see Note 7.

Information (in millions) with respect to these plans was as follows:

	As of December 31,
	2014	2013
Total liabilities (1)	$423	$398
Investments held to fund liabilities (2)	160	166

(1)	Reported in other liabilities on our Consolidated Balance Sheets.
(2)	Reported in other assets on our Consolidated Balance Sheets.

Deferred Compensation Plan for Employees

Participants may elect to defer a portion of their compensation as defined by the plan.  Participants may select from prescribed “phantom” investment options that are used as measures for calculating the returns that are notionally credited to their accounts.  Under the terms of the plan, we agree to pay out amounts based upon the aggregate performance of the investment measures selected by the participants.  We make matching contributions based upon amounts placed into the plan by individuals after participants have exceeded

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applicable limits of the Internal Revenue Code applicable to 401(k) plans.  The amount of our contribution is calculated in accordance with the plan document.  Expenses (in millions) for this plan were as follows:

	For the Years Ended December 31,
	2014	2013	2012
Company matching contributions	$10	$9	$7
Increase (decrease) in measurement of
liabilities, net of total return swap	5	11	11
Total	$15	$20	$18

Deferred Compensation Plans for Agents

We sponsor three deferred compensation plans for certain eligible agents.  Participants may elect to defer a portion of their compensation as defined by the respective plan.  Participants may select from prescribed “phantom” investment options that are used as measures for calculating the returns that are notionally credited to their accounts.  Under the terms of these plans, we agree to pay out amounts based upon the aggregate performance of the investment measures selected by the participants.  We make matching contributions based upon amounts placed into the plans by individuals after participants have exceeded applicable limits of the Internal Revenue Code applicable to 401(k) plans.  The amounts of our contributions are calculated in accordance with the plans’ documents.  Expenses (in millions) for these plans were as follows:

	For the Years Ended December 31,
	2014	2013	2012
Company matching contributions	$2	$1	$1
Increase (decrease) in measurement of
liabilities, net of total return swap	2	4	5
Total	$4	$5	$6

Deferred Compensation Plan for Non-Employee Directors of LNC

Non-employee directors may defer a portion of their annual cash retainers as defined by the plan.  They also receive a portion of their retainer in the form of deferred stock units, which we credit quarterly in arrears to their accounts.  The prescribed “phantom” investment options are identical to those offered in the employees’ deferred compensation plan.  For the years ended December 31, 2014, 2013 and 2012, expenses (income) for this plan were less than $(1) million, less than $1 million and $2 million, respectively.

Deferred Compensation Plan for Former JP Agents

Eligible former agents of JP may defer a portion of their commissions and bonuses as defined by the plan.  Participants may select from “phantom” investment options that are used as measures for calculating the returns that are notionally credited to their accounts.  For the years ended December 31, 2014,  2013 and 2012, expenses for this plan were $2 million, $2 million and $3 million, respectively.

20.  Stock-Based Incentive Compensation Plans

Our employees and agents are included in LNC’s various incentive plans that provide for the issuance of stock options, performance shares (performance-vested shares as opposed to time-vested shares), stock appreciation rights (“SARs”) and restricted stock units (“RSUs”).  LNC issues new shares to satisfy option exercises.

Total compensation expense (in millions) for all of our stock-based incentive plans was as follows:

	For the Years Ended December 31,
	2014	2013	2012
Stock options	$9	$8	$8
Performance shares	12	10	5
SARs	2	5	1
RSUs and nonvested stock	15	15	17
Total	$38	$38	$31

Recognized tax benefit	$13	$13	$11

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21.  Statutory Information and Restrictions

We prepare financial statements in accordance with statutory accounting principles (“SAP”) prescribed or permitted by the insurance departments of our states of domicile, which may vary materially from GAAP.

Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”) as well as state laws, regulations and administrative rules.  Permitted SAP encompasses all accounting practices not so prescribed.  The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

We are subject to the applicable laws and regulations of our states of domicile.  Changes in these laws and regulations could change capital levels or capital requirements for the Company.

Statutory capital and surplus, net gain (loss) from operations, after-tax, net income (loss) and dividends to the LNC holding company amounts (in millions) below consist of all or a combination of the following entities:  LNL, Lincoln Reinsurance Company of South Carolina, LLANY, Lincoln Reinsurance Company of Vermont I, LRCVII, Lincoln Reinsurance Company of Vermont III, Lincoln Reinsurance Company of Vermont IV and Lincoln Reinsurance Company of Vermont V.

	As of December 31,
	2014	2013
U.S. capital and surplus	$7,991	$7,248

	For the Years Ended December 31,
	2014	2013	2012
U.S. net gain (loss) from operations, after-tax	$1,170	$425	$649
U.S. net income (loss)	1,401	495	600
U.S. dividends to LNC holding company	705	640	605

The increase in statutory net income (loss) when comparing 2014 to 2013 was due primarily to the recapture of certain traditional and interest sensitive business under several yearly renewable term reinsurance treaties that were originally ceded to a reinsurer, a change in estimate on reserves for certain products and a lower effective tax rate due to the use of tax credit carryforwards.

The decrease in statutory net income (loss) when comparing 2013 to 2012 was due primarily to the effects of reserve financing transactions in 2013.

Our states of domicile, Indiana for LNL and New York for LLANY,  have adopted certain prescribed accounting practices that differ from those found in NAIC SAP.  These prescribed practices are the use of continuous Commissioners Annuity Reserve Valuation Method (“CARVM”) in the calculation of reserves as prescribed by the state of New York, the calculation of reserves on universal life policies based on the Indiana universal life method as prescribed by the state of Indiana for policies issued before January 1, 2006, and the use of a more conservative valuation interest rate on certain annuities prescribed by the states of Indiana and New York.  The Vermont insurance subsidiaries also have an accounting practice permitted by the state of Vermont that differs from that found in NAIC SAP.  Specifically, the permitted practice involves accounting for the lesser of the face amount of all amounts outstanding under an LOC and the value of the Valuation of Life Insurance Policies Model Regulation (“XXX”) additional statutory reserves as an admitted asset and a form of surplus as of December 31, 2014 and 2013.

The favorable (unfavorable) effects on statutory surplus compared to NAIC statutory surplus from the use of these prescribed and permitted practices (in millions) were as follows:

	As of December 31,
	2014	2013
Calculation of reserves using the Indiana universal life method	$140	$219
Calculation of reserves using continuous CARVM	(1)	(2)
Conservative valuation rate on certain annuities	(39)	(30)
Lesser of LOC and XXX additional reserve as surplus	2,751	2,635

During the third quarter of 2013, the New York State Department of Financial Services (“NYDFS”) announced that it would not recognize the NAIC revisions to Actuarial Guideline 38 in applying the New York law governing the reserves to be held for UL and VUL products containing secondary guarantees.  The change, effective December 31, 2013, impacts our New York-domiciled insurance subsidiary, LLANY.  LLANY discontinued the sale of these products in early 2013, but the change affects those policies sold prior to that time.  We  began phasing in the increase in reserves over five years beginning in 2013.  As of December 31, 2014, we have increased

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reserves by $180 million.  The additional increase in reserves over the next three years is subject to ongoing discussions with the NYDFS.  However, we do not expect the amount for each of the remaining years to exceed $90 million per year.

The NAIC has adopted risk-based capital (“RBC”) requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks.  The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile.  Under RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the NAIC, to its company action level of RBC (known as the “RBC ratio”), also as defined by the NAIC.  The company action level may be triggered if the RBC ratio is between 75% and 100%, which would require the insurer to submit a plan to the regulator detailing corrective action it proposes to undertake.  As of December 31, 2014, the Company’s RBC ratio was approximately five times the aforementioned company action level.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to the holding company.  Under Indiana laws and regulations, LNL may pay dividends to LNC without prior approval of the Commissioner, only from unassigned surplus and must receive prior approval of the Commissioner to pay a dividend if such dividend, along with all other dividends paid within the preceding 12 consecutive months, would exceed the statutory limitation.  The current statutory limitation is the greater of 10% of the insurer’s contract holders’ surplus, as shown on its last annual statement on file with the Commissioner or the insurer’s statutory net gain from operations for the previous 12 months, but in no event to exceed statutory unassigned surplus.  Indiana law gives the Commissioner broad discretion to disapprove requests for dividends in excess of these limits.  LNL’s subsidiary, LLANY, a New York domiciled insurance company, has similar restrictions, except that in New York it is the lesser of 10% of surplus to contract holders as of the immediately preceding calendar year or net gain from operations for the immediately preceding calendar year, not including realized capital gains.  We expect that we could pay dividends of approximately $1.3 billion in 2015 without prior approval from the respective state commissioner.

All payments of principal and interest on surplus notes must be approved by the respective Commissioner of Insurance.

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22.  Fair Value of Financial Instruments

The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

	As of December 31, 2014		As of December 31, 2013
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets
AFS securities:
Fixed maturity securities	$85,421	$85,421	$79,178	$79,178
VIEs’ fixed maturity securities	598	598	697	697
Equity securities	231	231	201	201
Trading securities	1,966	1,966	2,190	2,190
Mortgage loans on real estate	7,387	7,838	7,029	7,193
Derivative investments (1)	1,763	1,763	617	617
Other investments	1,551	1,551	1,208	1,208
Cash and invested cash	3,224	3,224	630	630
Reinsurance related embedded derivatives	-	-	159	159
Other assets:
Reinsurance recoverable	174	174	-	-
GLB reserves embedded derivatives (2)	-	-	1,244	1,244
Separate account assets	125,265	125,265	117,135	117,135

Liabilities
Future contract benefits – indexed annuity and
IUL contracts embedded derivatives	(1,170)	(1,170)	(1,048)	(1,048)
Other contract holder funds:
Remaining guaranteed interest and similar contracts	(699)	(699)	(809)	(809)
Account values of certain investment contracts	(27,779)	(31,493)	(29,024)	(30,514)
Short-term debt	(2)	(2)	(51)	(51)
Long-term debt	(2,662)	(3,047)	(2,600)	(2,634)
Reinsurance related embedded derivatives	(109)	(109)	-	-
VIEs’ liabilities – derivative instruments	(13)	(13)	(27)	(27)
Other liabilities:
Credit default swaps	(3)	(3)	(2)	(2)
Derivative liabilities (1)	(277)	(277)	(386)	(386)
GLB reserves embedded derivatives (2)	(174)	(174)	(1,244)	(1,244)

Benefit Plans' Assets (3)	139	139	133	133

(1)	We have master netting agreements with each of our derivative counterparties, which allow for the netting of our derivative asset and liability positions by counterparty.
(2)	Portions of our GLB reserves embedded derivatives are ceded to third-party reinsurance counterparties. Refer to Note 7 for additional detail.
(3)	Included in the funded statuses of the benefit plans, which is reported in other liabilities on our Consolidated Balance Sheets. Refer to Note 18 for additional detail.

Valuation Methodologies and Associated Inputs for Financial Instruments Not Carried at Fair Value

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on our Consolidated Balance Sheets.  Considerable judgment is required to develop these assumptions used to measure fair value.  Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

Mortgage Loans on Real Estate

The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income.  The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record.  The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s market price or the fair value of

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the collateral if the loan is collateral dependent.  The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.

Other Investments

The carrying value of our assets classified as other investments approximates fair value.  Other investments includes primarily LPs and other privately held investments that are accounted for using the equity method of accounting and the carrying value is based on our proportional share of the net assets of the LPs.  The inputs used to measure the fair value of our LPs and other privately held investments are classified as Level 3 within the fair value hierarchy.  Other investments also includes securities that are not LPs or other privately held investments and the inputs used to measure the fair  value of these securities are classified as Level 1 within the fair value hierarchy.

Other Contract Holder Funds

Other contract holder funds include remaining guaranteed interest and similar contracts and account values of certain investment contracts.  The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date.  These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.  As of December 31, 2014 and 2013, the remaining guaranteed interest and similar contracts carrying value approximated fair value.  The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date.  The inputs used to measure the fair value of our other contract holder funds are classified as Level 3 within the fair value hierarchy.

Short-Term and Long-Term Debt

The fair value of long-term debt is based on quoted market prices.  For short-term debt, excluding current maturities of long-term debt, the carrying value approximates fair value.  The inputs used to measure the fair value of our short-term and long-term debt are classified as Level 2 within the fair value hierarchy.

Financial Instruments Carried at Fair Value

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2014 or 2013, and we noted no changes in our valuation methodologies between these periods.

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The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels described above:

	As of December 31, 2014
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$63	$68,940	$4,052	$73,055
ABS	-	1,045	33	1,078
U.S. government bonds	354	36	-	390
Foreign government bonds	-	426	110	536
RMBS	-	4,032	1	4,033
CMBS	-	532	15	547
CLOs	-	7	368	375
State and municipal bonds	-	4,479	-	4,479
Hybrid and redeemable preferred securities	44	829	55	928
VIEs’ fixed maturity securities	-	598	-	598
Equity AFS securities	7	67	157	231
Trading securities	-	1,893	73	1,966
Other investments	150	-	-	150
Derivative investments (1)	-	1,059	1,232	2,291
Cash and invested cash	-	3,224	-	3,224
Other assets – reinsurance recoverable	-	-	174	174
Separate account assets	1,539	123,726	-	125,265
Total assets	$2,157	$210,893	$6,270	$219,320

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(1,170)	$(1,170)
Reinsurance related embedded derivatives	-	(109)	-	(109)
VIEs’ liabilities – derivative instruments	-	-	(13)	(13)
Other liabilities:
Credit default swaps	-	-	(3)	(3)
Derivative liabilities (1)	-	(562)	(243)	(805)
GLB reserves embedded derivatives	-	-	(174)	(174)
Total liabilities	$-	$(671)	$(1,603)	$(2,274)

Benefit Plans' Assets	$-	$139	$-	$139

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	As of December 31, 2013
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$60	$64,322	$2,912	$67,294
ABS	-	1,099	48	1,147
U.S. government bonds	304	21	-	325
Foreign government bonds	-	464	78	542
RMBS	-	4,143	1	4,144
CMBS	-	678	20	698
CLOs	-	47	178	225
State and municipal bonds	-	3,796	28	3,824
Hybrid and redeemable preferred securities	39	874	66	979
VIEs’ fixed maturity securities	102	595	-	697
Equity AFS securities	3	37	161	201
Trading securities	-	2,137	53	2,190
Derivative investments (1)	-	244	1,118	1,362
Cash and invested cash	-	630	-	630
Reinsurance related embedded derivatives	-	159	-	159
Other assets – GLB reserves embedded
derivatives	-	-	1,244	1,244
Separate account assets	1,766	115,369	-	117,135
Total assets	$2,274	$194,615	$5,907	$202,796

Liabilities
Future contract benefits – indexed annuity and
IUL contracts embedded derivatives	$-	$-	$(1,048)	$(1,048)
VIEs’ liabilities – derivative instruments	-	-	(27)	(27)
Other liabilities:
Credit default swaps	-	-	(2)	(2)
Derivative liabilities (1)	-	(879)	(252)	(1,131)
GLB reserves embedded derivatives	-	-	(1,244)	(1,244)
Total liabilities	$-	$(879)	$(2,573)	$(3,452)

Benefit Plans' Assets	$-	$133	$-	$133

(1)	Derivative investment assets and liabilities presented within the fair value hierarchy are presented on a gross basis by derivative type and not on a master netting basis by counterparty.

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The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy.  This summary excludes any effect of amortization of DAC, VOBA, DSI and DFEL.  The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.

	For the Year Ended December 31, 2014
				Purchases,
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (2)(3)	Value
Investments: (4)
Fixed maturity AFS securities:
Corporate bonds	$2,951	$8	$28	$1,039	$26	$4,052
ABS	9	-	-	-	24	33
Foreign government bonds	78	-	7	-	25	110
RMBS	1	-	-	-	-	1
CMBS	20	-	2	(13)	6	15
CLOs	178	-	6	134	50	368
State and municipal bonds	28	-	-	-	(28)	-
Hybrid and redeemable
preferred securities	66	-	-	(5)	(6)	55
Equity AFS securities	161	4	(3)	(5)	-	157
Trading securities	53	3	7	10	-	73
Derivative investments	866	72	357	(280)	(26)	989
Other assets:
GLB reserves embedded derivatives	1,244	(1,264)	-	-	20	-
Reinsurance recoverable	-	174	-	-		174
Future contract benefits – indexed
annuity and IUL contracts
embedded derivatives (5)	(1,048)	(210)	-	88	-	(1,170)
VIEs’ liabilities – derivative instruments (6)	(27)	14	-	-	-	(13)
Other liabilities:
Credit default swaps (7)	(2)	(1)	-	-	-	(3)
GLB reserves embedded derivatives (5)	(1,244)	1,090	-	-	(20)	(174)
Total, net	$3,334	$(110)	$404	$968	$71	$4,667

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	For the Year Ended December 31, 2013
				Purchases,
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (2)	Value
Investments: (4)
Fixed maturity AFS securities:
Corporate bonds	$2,051	$(17)	$-	$996	$(79)	$2,951
ABS	14	-	-	30	(35)	9
U.S. government bonds	1	-	-	(1)	-	-
Foreign government bonds	46	-	(1)	33	-	78
RMBS	3	-	-	(2)	-	1
CMBS	27	-	6	(5)	(8)	20
CLOs	154	(1)	4	50	(29)	178
State and municipal bonds	32	-	(4)	-	-	28
Hybrid and redeemable
preferred securities	116	-	13	(33)	(30)	66
Equity AFS securities	87	(1)	2	73	-	161
Trading securities	56	2	(7)	(6)	8	53
Derivative investments	1,916	(681)	(194)	(175)	-	866
Other assets – GLB embedded derivatives	909	(2,153)	-	-	2,488	1,244
Future contract benefits – indexed
annuity and IUL contracts
embedded derivatives (5)	(732)	(356)	-	40	-	(1,048)
VIEs' liabilities – derivative instruments (6)	(128)	101	-	-	-	(27)
Other liabilities – credit default swaps (7)	(11)	9	-	-	-	(2)
GLB reserves embedded derivatives (5)	(909)	2,153	-	-	(2,488)	(1,244)
Total, net	$3,632	$(944)	$(181)	$1,000	$(173)	$3,334

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	For the Year Ended December 31, 2012
				Purchases,
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (2)	Value
Investments: (4)
Fixed maturity AFS securities:
Corporate bonds	$2,370	$(25)	$34	$277	$(605)	$2,051
ABS	53	-	1	(3)	(37)	14
U.S. government bonds	1	-	-	-	-	1
Foreign government bonds	97	-	-	(5)	(46)	46
RMBS	158	(3)	3	(8)	(147)	3
CMBS	31	(11)	16	(11)	2	27
CLOs	101	(2)	8	61	(14)	154
State and municipal bonds	-	-	-	32	-	32
Hybrid and redeemable
preferred securities	99	(1)	23	-	(5)	116
Equity AFS securities	56	(8)	13	26	-	87
Trading securities	67	3	4	(2)	(16)	56
Derivative investments	2,484	(823)	73	182	-	1,916
Future contract benefits – indexed
annuity and IUL contracts
embedded derivatives (5)	(399)	(136)	-	(197)	-	(732)
VIEs' liabilities – derivative instruments (6)	(291)	163	-	-	-	(128)
Other liabilities – credit default swaps (7)	(16)	5	-	-	-	(11)
GLB reserves embedded derivatives (5)	(2,217)	1,308	-	-	-	(909)
Total, net	$2,594	$470	$175	$352	$(868)	$2,723

(1)	The changes in fair value of the interest rate swaps are offset by an adjustment to derivative investments (see Note 6).
(2)

Transfers into or out of Level 3 for AFS and trading securities are displayed at amortized cost as of the beginning-of-year.  For AFS and trading securities, the difference between beginning-of-year amortized cost and beginning-of-year fair value was included in OCI and earnings, respectively, in prior years.

(3)	Transfers into or out of Level 3 for GLB reserves embedded derivatives between future contract benefits, other assets and other liabilities on our Consolidated Balance Sheets.
(4)

Amortization and accretion of premiums and discounts are included in net investment income on our Consolidated Statements of Comprehensive Income (Loss).  Gains (losses) from sales, maturities, settlements and calls and OTTI are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

(5)	Gains (losses) from sales, maturities, settlements and calls are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(6)	Gains (losses) from sales, maturities, settlements and calls are included in net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(7)	The changes in fair value of the credit default swaps and contingency forwards are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

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 The following provides the components of the items included in issuances, sales, maturities, settlements and calls, net, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, (in millions) as reported above:

	For the Year Ended December 31, 2014
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$1,939	$(576)	$(115)	$(47)	$(162)	$1,039
CMBS	-	-	-	(13)	-	(13)
CLOs	185	-	-	(46)	(5)	134
Hybrid and redeemable
preferred securities	-	(5)	-	-	-	(5)
Equity AFS securities	-	(5)	-	-	-	(5)
Trading securities	14	-	-	(4)	-	10
Derivative investments	160	(87)	(353)	-	-	(280)
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(69)	-	-	157	-	88
Total, net	$2,229	$(673)	$(468)	$47	$(167)	$968

	For the Year Ended December 31, 2013
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$1,205	$(51)	$(44)	$(45)	$(69)	$996
ABS	30	-	-	-	-	30
U.S. government bonds	-	-	-	(1)	-	(1)
Foreign government bonds	50	-	(17)	-	-	33
RMBS	-	-	-	(2)	-	(2)
CMBS	-	-	-	(3)	(2)	(5)
CLOs	74	-	-	(24)	-	50
Hybrid and redeemable preferred
securities	-	(33)	-	-	-	(33)
Equity AFS securities	78	(5)	-	-	-	73
Trading securities	-	(3)	(1)	(2)	-	(6)
Derivative investments	152	(23)	(304)	-	-	(175)
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(68)	-	-	108	-	40
Total, net	$1,521	$(115)	$(366)	$31	$(71)	$1,000

	For the Year Ended December 31, 2012
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$363	$(26)	$(6)	$(49)	$(6)	$276
ABS	-	-	-	(2)	-	(2)
Foreign government bonds	-	-	(5)	-	-	(5)
RMBS	-	-	(6)	(2)	-	(8)
CMBS	-	-	-	(11)	-	(11)
CLOs	72	-	-	(11)	-	61
State and municipal bonds	32	-	-	-	-	32
Equity AFS securities	26	-	-	-	-	26
Trading securities	-	-	-	(2)	-	(2)
Derivative investments	454	(34)	(238)	-	-	182
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(99)	-	-	(98)	-	(197)
Total, net	$848	$(60)	$(255)	$(175)	$(6)	$352

69

The following summarizes changes in unrealized gains (losses) included in net income, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

	For the Years Ended December 31,
	2014	2013	2012
Derivative investments (1)	$(15)	$(753)	$(823)
Indexed annuity and IUL contracts
embedded derivatives (1)	(37)	(44)	(10)
Other assets – GLB reserves embedded derivatives (1)	(678)	(2,444)	-
VIEs’ liabilities – derivative instruments (1)	14	101	163
Other liabilities:
Credit default swaps (2)	(1)	9	6
GLB reserves embedded derivatives (1)	678	2,444	1,472
Total, net	$(39)	$(687)	$808

(1)	Included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(2)	Included in net investment income on our Consolidated Statements of Comprehensive Income (Loss).

The following provides the components of the transfers into and out of Level 3 (in millions) as reported above:

	For the Year Ended December 31, 2014
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$473	$(447)	$26
ABS	26	(2)	24
Foreign government bonds	25	-	25
CMBS	6	-	6
CLOs	50	-	50
State and municipal bonds	-	(28)	(28)
Hybrid and redeemable preferred
securities	17	(23)	(6)
Trading securities	10	(10)	-
Derivative investments	-	(26)	(26)
Other assets – GLB reserves
embedded derivatives	20	-	20
Other liabilities – GLB reserves
embedded derivatives	-	(20)	(20)
Total, net	$627	$(556)	$71

	For the Year Ended December 31, 2013
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$367	$(446)	$(79)
ABS		(35)	(35)
CMBS	-	(8)	(8)
CLOs	-	(29)	(29)
Hybrid and redeemable preferred securities	20	(50)	(30)
Trading securities	8	-	8
Total, net	$395	$(568)	$(173)

70

	For the Year Ended December 31, 2012
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$33	$(638)	$(605)
ABS	2	(39)	(37)
Foreign government bonds	-	(46)	(46)
RMBS	-	(147)	(147)
CMBS	5	(3)	2
CLOs	6	(20)	(14)
Hybrid and redeemable preferred securities	35	(40)	(5)
Trading securities	2	(18)	(16)
Total, net	$83	$(951)	$(868)

Transfers into and out of Level 3 are generally the result of observable market information on a security no longer being available or becoming available to our pricing vendors.  For the years ended December 31, 2014, 2013 and 2012 transfers in and out were attributable primarily to the securities’ observable market information no longer being available or becoming available.  Transfers in and out for GLB reserves embedded derivatives represent reclassifications between future contract benefits and other assets or other liabilities.  Transfers into and out of Levels 1 and 2 are generally the result of a change in the type of input used to measure the fair value of an asset or liability at the end of the reporting period.  When quoted prices in active markets become available, transfers from Level 2 to Level 1 will result.  When quoted prices in active markets become unavailable, but we are able to employ a valuation methodology using significant observable inputs, transfers from Level 1 to Level 2 will result.  For the years ended December 31, 2014, 2013 and 2012 the transfers between Levels 1 and 2 of the fair value hierarchy were less than $1 million for our financial instruments carried at fair value.

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The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2014:

	Fair	Valuation	Significant	Assumption or
	Value	Technique	Unobservable Inputs	Input Ranges
Assets
Investments:
Fixed maturity AFS and trading
securities:
Corporate bonds	$1,262	Discounted cash flow	Liquidity/duration adjustment (1)	0.5%	-	11.6%
ABS	64	Discounted cash flow	Liquidity/duration adjustment (1)	2.8%	-	3.0%
Foreign government bonds	80	Discounted cash flow	Liquidity/duration adjustment (1)	2.0%	-	3.5%
Hybrid and redeemable
preferred securities	20	Discounted cash flow	Liquidity/duration adjustment (1)	2.1%	-	2.1%
Equity AFS and trading securities	27	Discounted cash flow	Liquidity/duration adjustment (1)	4.3%	-	7.3%
Other assets – reinsurance
recoverable	174	Discounted cash flow	Long-term lapse rate (2)	1%	-	30%
			Utilization of guaranteed withdrawals (3)	90%	-	100%
			Claims utilization factor (4)	60%	-	100%
			Premiums utilization factor (4)	70%	-	140%
			NPR (5)	0.00%	-	0.35%
			Mortality rate (6)			(8)
			Volatility (7)	1%	-	28%
Liabilities
Future contract benefits – indexed
annuity and IUL contracts
embedded derivatives	(1,170)	Discounted cash flow	Lapse rate (2)	1%	-	15%
			Mortality rate (6)			(9)
Other liabilities – GLB reserves
embedded derivatives	(174)	Discounted cash flow	Long-term lapse rate (2)	1%	-	30%
			Utilization of guaranteed withdrawals (3)	90%	-	100%
			Claims utilization factor (4)	60%	-	100%
			Premiums utilization factor (4)	70%	-	140%
			NPR (5)	0.00%	-	0.35%
			Mortality rate (6)(8)			(9)
			Volatility (7)	1%	-	28%

(1)

The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

(2)

The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits.  The range for indexed annuity and IUL contracts represents the lapse rates during the surrender charge period.

(3)	The utilization of guaranteed withdrawals input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.
(4)

The utilization factors are applied to the present value of claims or premiums, as appropriate, in the GLB reserve calculation to estimate the impact of inefficient withdrawal behavior, including taking less than or more than the maximum guaranteed withdrawal.

(5)	The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract.
(6)	The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.
(7)

The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets.  Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation.

(8)	The mortality rate is based on a combination of company and industry experience, adjusted for improvement factors.
(9)

Based on the “Annuity 2000 Mortality Table” developed by the Society of Actuaries Committee on Life Insurance Research that was adopted by the National Association of Insurance Commissioners in 1996 for our mortality input.

From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources.  We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us.  Independent broker-quoted fair values are non-binding quotes developed by market

72

makers or broker-dealers obtained from third-party sources recognized as market participants.  The fair value of a broker-quoted asset or liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability.  Significant increases or decreases in any of the quotes received from a third-party broker-dealer may result in a significantly higher or lower fair value measurement.

Changes in any of the significant inputs presented in the table above may result in a significant change in the fair value measurement of the asset or liability as follows:

•	Investments – An increase in the liquidity/duration adjustment input would result in a decrease in the fair value measurement.
•	Indexed annuity and IUL contracts embedded derivatives – An increase in the lapse rate or mortality rate inputs would result in a decrease in the fair value measurement.
•

GLB reserves embedded derivatives –  Assuming our GLB reserves embedded derivatives are in a liability position:  an increase in our lapse rate, NPR or mortality rate inputs would result in a decrease in the fair value measurement; and an increase in the utilization of guarantee withdrawal or volatility inputs would result in an increase in the fair value measurement.

For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

As part of our ongoing valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary.  For more information, see “Summary of Significant Accounting Policies” above.

23.  Segment Information

We provide products and services and report results through our Annuities, Retirement Plan Services, Life Insurance and Group Protection segments.  We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments.  Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business.  The following is a brief description of these segments and Other Operations.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering fixed (including indexed) and variable annuities.

The Retirement Plan Services segment provides employer-sponsored defined benefit and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

The Life Insurance segment focuses in the creation and protection of wealth through life insurance products, including term insurance, a linked-benefit product (which is a UL policy linked with riders that provide for long-term care costs), IUL and both single and survivorship versions of UL and VUL, including corporate-owned UL and VUL insurance and bank-owned UL and VUL insurance products.

The Group Protection segment offers principally group non-medical insurance products, including term life, universal life, disability, dental, vision, accident and critical illness insurance to the employer market place through various forms of contributory and non-contributory plans.  Its products are marketed primarily through a national distribution system of regional group offices.  These offices develop business through employee benefit brokers, third-party administrators and other employee benefit firms.

Other Operations includes investments related to our excess capital; investments in media properties (see Note 3 for more information) and other corporate investments; benefit plan net liability; the unamortized deferred gain on indemnity reinsurance related to the sale of reinsurance; the results of certain disability income business; our run-off Institutional Pension business, the majority of which was sold on a group annuity basis; and debt costs.

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments.  Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

•	Realized gains and losses associated with the following (“excluded realized gain (loss)”):
▪	Sales or disposals and impairments of securities;
▪	Changes in the fair value of derivatives, embedded derivatives within certain reinsurance arrangements and trading securities;
▪	Changes in the fair value of the derivatives we own to hedge our GDB riders within our variable annuities;
▪	Changes in the fair value of the embedded derivatives of our GLB riders accounted for at fair value, net of the change in the fair value of the derivatives we own to hedge them; and
▪

Changes in the fair value of the embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products accounted for at fair value;

•	Changes in reserves resulting from benefit ratio unlocking on our GDB and GLB riders;
•	Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;

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•	Gains (losses) on early extinguishment of debt;
•	Losses from the impairment of intangible assets;
•	Income (loss) from discontinued operations; and
•	Income (loss) from the initial adoption of new accounting standards.

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

•	Excluded realized gain (loss);
•	Revenue adjustments from the initial adoption of new accounting standards;
•	Amortization of DFEL arising from changes in GDB and GLB benefit ratio unlocking; and
•	Amortization of deferred gains arising from reserve changes on business sold through reinsurance.

We use our prevailing corporate federal income tax rate of 35% while taking into account any permanent differences for events recognized differently in our financial statements and federal income tax returns when reconciling our non-GAAP measures to the most comparable GAAP measure.  Operating revenues and income (loss) from operations do not replace revenues and net income as the GAAP measures of our consolidated results of operations.

Segment information (in millions) was as follows:

	For the Years Ended December 31,
	2014	2013	2012
Revenues
Operating revenues:
Annuities	$3,450	$3,044	$2,713
Retirement Plan Services	1,081	1,061	1,015
Life Insurance	5,343	4,781	4,820
Group Protection	2,445	2,260	2,090
Other Operations	406	392	411
Excluded realized gain (loss), pre-tax	(689)	(81)	(235)
Amortization of deferred gain arising from reserve changes on business
sold through reinsurance, pre-tax	3	3	3
Total revenues	$12,039	$11,460	$10,817

	For the Years Ended December 31,
	2014	2013	2012
Net Income (Loss)
Income (loss) from operations:
Annuities	$901	$715	$608
Retirement Plan Services	154	135	131
Life Insurance	373	464	538
Group Protection	23	71	72
Other Operations	(13)	(5)	(39)
Excluded realized gain (loss), after-tax	(446)	(53)	(152)
Income (loss) from reserve changes (net of related
amortization) on business sold through reinsurance, after-tax	2	2	2
Impairment of intangibles, after-tax	-	-	2
Net income (loss)	$994	$1,329	$1,162

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	For the Years Ended December 31,
	2014	2013	2012
Net Investment Income
Annuities	$1,013	$1,022	$1,058
Retirement Plan Services	828	825	797
Life Insurance	2,376	2,317	2,297
Group Protection	180	165	161
Other Operations	251	232	238
Total net investment income	$4,648	$4,561	$4,551

	For the Years Ended December 31,
	2014	2013	2012
Amortization of DAC and VOBA, Net of Interest
Annuities	$346	$374	$307
Retirement Plan Services	37	48	42
Life Insurance	640	441	609
Group Protection	57	53	48
Total amortization of DAC and VOBA, net of interest	$1,080	$916	$1,006

	For the Years Ended December 31,
	2014	2013	2012
Federal Income Tax Expense (Benefit)
Annuities	$225	$159	$117
Retirement Plan Services	48	46	29
Life Insurance	167	225	326
Group Protection	12	38	38
Other Operations	10	(9)	(82)
Excluded realized gain (loss)	(243)	(29)	(83)
Reserve changes (net of related amortization)
on business sold through reinsurance	1	1	1
Impairment of intangibles	-	-	(2)
Total federal income tax expense (benefit)	$220	$431	$344

	As of December 31,
	2014	2013
Assets
Annuities	$130,509	$119,147
Retirement Plan Services	33,686	32,367
Life Insurance	69,712	67,470
Group Protection	4,239	3,865
Other Operations	15,364	14,659
Total assets	$253,510	$237,508

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24.  Supplemental Disclosures of Cash Flow Data

The following summarizes our supplemental cash flow data (in millions):

	For the Years Ended December 31,
	2014	2013	2012
Interest paid	$104	$91	$134
Income taxes paid (received)	172	(6)	136
Significant non-cash investing and financing transactions:
Disposal of note receivable from affiliate	(500)	-	-
Acquisition of note receivable from affiliate	712	-	-
Exchange of surplus note for promissory note with affiliate:
Carrying value of asset	88	360	-
Carrying value of liability	(88)	(360)	-
Net asset (liability) from exchange	$-	$-	$-
Reinsurance ceded:
Carrying value of assets	$15	$11	$367
Carrying value of liabilities	15	11	(367)
Total reinsurance ceded	$30	$22	$-
Reinsurance recaptured:
Carrying value of assets	$-	$-	$(34)
Carrying value of liabilities	-	-	(84)
Total reinsurance recaptured	$-	$-	$(118)
Reinsurance novated:
Carrying value of assets	$-	$-	$-
Carrying value of liabilities	-	-	(26)
Total reinsurance novated	$-	$-	$(26)

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25.  Transactions with Affiliates

The following summarizes transactions with affiliates (in millions) and the associated line item on our Consolidated Balance Sheets:

T

	As of December 31,
	2014	2013
Assets with affiliates:
Accrued inter-company interest receivable	$2	$2	Accrued investment income
Bonds	1,410	873	Fixed maturity AFS securities
Ceded reinsurance contracts	(239)	-	Deferred acquisition costs and value of
			business acquired
Ceded reinsurance contracts	1,700	1,559	Reinsurance recoverables
Ceded reinsurance contracts	44	268	Reinsurance related embedded derivatives
Ceded reinsurance contracts	71	51	Other assets
Cash management agreement investment	449	777	Other assets
Promissory note due from LNC	-	-	Fixed maturity AFS securities
Service agreement receivable	48	5	Other assets
Ceded reinsurance contracts	10	202	Other assets

Liabilities with affiliates:
Accrued inter-company interest payable	4	4	Other liabilities
Assumed reinsurance contracts	25	407	Future contract benefits
Assumed reinsurance contracts	413	-	Other contract holder funds
Service agreement payable	62	-	Other liabilities
Ceded reinsurance contracts	(53)	-	Other contract holder funds
Ceded reinsurance contracts	3,677	2,244	Funds withheld reinsurance liabilities
Ceded reinsurance contracts	72	1,244	Other liabilities
Inter-company short-term debt	2	51	Short-term debt
Inter-company long-term debt	2,412	2,350	Long-term debt

77

The following summarizes transactions with affiliates (in millions) and the associated line item on our Consolidated Statements of Comprehensive Income (Loss):

	For the Years Ended
	December 31,
	2014	2013	2012
Revenues with affiliates:
Premiums received on assumed reinsurance contracts	$(574)	$(318)	$(188)	Insurance premiums
Net investment income on intercompany notes	12	5	-	Net investment income
Fees for management of general account	(105)	(103)	(92)	Net investment income
Realized gains (losses) on ceded reinsurance contracts:
GLB reserves embedded derivatives	1,265	(2,153)	-	Realized gain (loss)
Reinsurance related settlements	(1,573)	2,110	-	Realized gain (loss)
Other gains (losses)	(199)	242	-	Realized gain (loss)

Benefits and expenses with affiliates:
Reinsurance (recoveries) benefits on ceded reinsurance	255	(205)	(433)	Benefits
Service agreement payments	76	100	114	Commissions and other
				expenses
Interest expense on inter-company debt	102	92	109	Interest and debt expense
Interest credited on assumed reinsurance contracts	15	-	-	Interest credited

Bonds

LNC issues bonds to us for a predetermined face value to be repaid by LNC at a predetermined maturity with a specified interest rate.

Cash Management Agreement

In order to manage our capital more efficiently, we participate in an inter-company cash management program where LNC can lend to or borrow from us to meet short-term borrowing needs.  The cash management program is essentially a series of demand loans, which are permitted under applicable insurance laws, among LNC and its affiliates that reduces overall borrowing costs by allowing LNC and its subsidiaries to access internal resources instead of incurring third-party transaction costs.  The borrowing and lending limit is currently 3% of our admitted assets as of our most recent year end.

Service Agreement

In accordance with service agreements with LNC and other subsidiaries of LNC for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and receive an allocation of corporate overhead.  Corporate overhead expenses are allocated based on specific methodologies for each function.  The majority of the expenses are allocated based on the following methodologies:  headcount, capital, investments by product, weighted policies in force, and sales.

Fees for Management of General Account

Effective January 1, 2012, LNL entered into an Investment Advisory Agreement with Lincoln Investment Management Company (“LIMCO”), also a wholly-owned subsidiary of LNC.  LIMCO provides investment advisory services to LNL and enters into sub-advisory agreements with other third-party investment advisers.

Ceded Reinsurance Contracts

As discussed in Note 10, we cede insurance contracts to and assume insurance contracts from affiliated companies.  We cede certain guaranteed benefit risks (including certain GDB and GWB benefits) to LNBAR.  As discussed in Note 7, we cede the GLB reserves embedded derivatives and the related hedge results to LNBAR.  As discussed in Note 4, we also cede the risks for no-lapse benefit guarantees under certain UL contracts to LNBAR.

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies.  To take reserve credit for such reinsurance, we hold assets from the reinsurer, including funds held under reinsurance treaties, and are the beneficiary of LOCs aggregating to $186 million and $651 million as of December 31, 2014 and 2013, respectively.  The LOCs are obtained by the affiliate reinsurer and issued by banks in order for the Company to recognize the reserve credit.

26.  Subsequent Events

On March 16, 2015, LNL paid a cash dividend in the amount of $400 million to LNC.

E-78

Lincoln Life Variable Annuity Account N

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities

December 31, 2014

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
ABVPSF Global Thematic Growth Class B	$28,688,922	$5,277	$28,694,199	$—	$1,294	$28,692,905
ABVPSF International Value Class B	5,099	—	5,099	—	—	5,099
ABVPSF Large Cap Growth Class B	10,434,348	—	10,434,348	494	466	10,433,388
ABVPSF Small/Mid Cap Value Class A	57,826	—	57,826	—	1	57,825
ABVPSF Small/Mid Cap Value Class B	194,410,891	—	194,410,891	132,525	8,691	194,269,675
Alps|Alerian Energy Infrastructure Class I	109,931	7,275	117,206	—	1	117,205
Alps|Alerian Energy Infrastructure Class III	1,921,430	—	1,921,430	—	63	1,921,367
Alps|Stadion Tactical Defensive Class I	38,026	43,878	81,904	—	—	81,904
Alps|Stadion Tactical Defensive Class III	764,897	—	764,897	—	25	764,872
American Funds Asset Allocation Class 1	1,083,393	—	1,083,393	—	27	1,083,366
American Funds Asset Allocation Class 4	5,036,789	—	5,036,789	—	162	5,036,627
American Funds Blue Chip Income and Growth Class 1	2,328,872	—	2,328,872	—	55	2,328,817
American Funds Blue Chip Income and Growth Class 4	2,949,296	—	2,949,296	—	103	2,949,193
American Funds Bond Class 1	2,028,719	—	2,028,719	127	44	2,028,548
American Funds Capital Income Builder Class 1	44,135	73,069	117,204	—	1	117,203
American Funds Capital Income Builder Class 4	3,264,285	—	3,264,285	—	115	3,264,170
American Funds Global Balanced Class 1	344,393	—	344,393	—	7	344,386
American Funds Global Bond Class 1	1,648,880	198	1,649,078	—	42	1,649,036
American Funds Global Growth Class 1	929,886	—	929,886	—	19	929,867
American Funds Global Growth Class 2	300,075,885	7,694	300,083,579	—	12,746	300,070,833
American Funds Global Growth Class 4	1,707,680	—	1,707,680	—	57	1,707,623
American Funds Global Growth and Income Class 1	541,544	—	541,544	—	15	541,529
American Funds Global Small Capitalization Class 1	647,288	—	647,288	—	14	647,274
American Funds Global Small Capitalization Class 2	444,127,258	—	444,127,258	4,834	15,523	444,106,901
American Funds Global Small Capitalization Class 4	1,105,391	—	1,105,391	—	38	1,105,353
American Funds Growth Class 1	5,210,541	—	5,210,541	548	116	5,209,877
American Funds Growth Class 2	1,582,673,410	—	1,582,673,410	397,014	71,232	1,582,205,164
American Funds Growth Class 4	7,385,336	—	7,385,336	—	241	7,385,095
American Funds Growth-Income Class 1	2,917,925	—	2,917,925	422	60	2,917,443
American Funds Growth-Income Class 2	2,071,767,724	—	2,071,767,724	488,701	83,433	2,071,195,590
American Funds Growth-Income Class 4	4,572,559	—	4,572,559	—	151	4,572,408
American Funds High-Income Bond Class 1	777,620	148	777,768	—	19	777,749
American Funds International Class 1	2,008,291	382	2,008,673	—	39	2,008,634
American Funds International Class 2	729,785,976	—	729,785,976	182,297	29,112	729,574,567
American Funds International Class 4	3,027,331	—	3,027,331	—	106	3,027,225
American Funds International Growth and Income Class 1	1,533,947	—	1,533,947	—	36	1,533,911
American Funds Managed Risk Asset Allocation Class P1	749,963	—	749,963	—	13	749,950
American Funds Managed Risk Asset Allocation Class P2	6,290,963	8,667	6,299,630	—	250	6,299,380
American Funds Managed Risk Blue Chip Income and Growth Class P1	101,231	—	101,231	—	3	101,228
American Funds Managed Risk Growth Class P1	68,836	—	68,836	—	3	68,833

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2014

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
American Funds Managed Risk Growth-Income Class P1	$26,677	$—	$26,677	$—	$1	$26,676
American Funds Managed Risk International Class P1	13,648	—	13,648	—	—	13,648
American Funds Mortgage Class 1	276,235	—	276,235	—	9	276,226
American Funds Mortgage Class 4	52,830	—	52,830	—	2	52,828
American Funds New World Class 1	1,618,309	27,425	1,645,734	—	37	1,645,697
American Funds New World Class 4	2,083,577	—	2,083,577	—	70	2,083,507
American Funds U.S. Government/AAA-Rated Securities Class 1	186,394	—	186,394	—	6	186,388
BlackRock Global Allocation V.I. Class I	1,432,261	11,640	1,443,901	—	28	1,443,873
BlackRock Global Allocation V.I. Class III	1,315,235,424	—	1,315,235,424	342,662	63,033	1,314,829,729
ClearBridge Variable Aggressive Growth Class I	162,354	35,102	197,456	—	2	197,454
ClearBridge Variable Aggressive Growth Class II	4,723,218	—	4,723,218	—	152	4,723,066
ClearBridge Variable Mid Cap Core Class I	2,559	—	2,559	—	—	2,559
ClearBridge Variable Mid Cap Core Class II	14,288,490	19,150	14,307,640	—	638	14,307,002
Delaware VIP Diversified Income Standard Class	1,143,618	—	1,143,618	—	29	1,143,589
Delaware VIP Diversified Income Service Class	1,681,542,794	177,525	1,681,720,319	—	74,402	1,681,645,917
Delaware VIP Emerging Markets Standard Class	3,141	—	3,141	—	—	3,141
Delaware VIP Emerging Markets Service Class	325,242,690	184,358	325,427,048	—	14,695	325,412,353
Delaware VIP High Yield Standard Class	4,346,870	—	4,346,870	4	171	4,346,695
Delaware VIP High Yield Service Class	183,106,365	—	183,106,365	60,881	8,508	183,036,976
Delaware VIP International Value Equity Standard Class	159,210	—	159,210	—	6	159,204
Delaware VIP Limited-Term Diversified Income Standard Class	1,237,069	—	1,237,069	—	45	1,237,024
Delaware VIP Limited-Term Diversified Income Service Class	1,356,408,287	28,973	1,356,437,260	—	49,994	1,356,387,266
Delaware VIP REIT Standard Class	5,926,750	—	5,926,750	—	235	5,926,515
Delaware VIP REIT Service Class	176,180,396	—	176,180,396	9,104	8,168	176,163,124
Delaware VIP Small Cap Value Standard Class	7,560,261	—	7,560,261	—	296	7,559,965
Delaware VIP Small Cap Value Service Class	355,890,656	—	355,890,656	142,030	16,364	355,732,262
Delaware VIP Smid Cap Growth Standard Class	8,365,977	—	8,365,977	67	327	8,365,583
Delaware VIP Smid Cap Growth Service Class	147,833,233	—	147,833,233	184,130	6,726	147,642,377
Delaware VIP U.S. Growth Service Class	356,260,363	—	356,260,363	161,581	11,329	356,087,453
Delaware VIP Value Standard Class	7,091,786	—	7,091,786	—	281	7,091,505
Delaware VIP Value Service Class	288,254,080	—	288,254,080	376,157	13,677	287,864,246
Deutsche Alternative Asset Allocation VIP Class A	852,299	—	852,299	—	26	852,273
Deutsche Alternative Asset Allocation VIP Class B	55,629,108	8,003	55,637,111	—	2,587	55,634,524
Deutsche Equity 500 Index VIP Class A	7,058,748	—	7,058,748	—	321	7,058,427
Deutsche Small Cap Index VIP Class A	4,366,755	11	4,366,766	—	188	4,366,578
Eaton Vance VT Floating-Rate Income Fund Initial Class	1,407,422	—	1,407,422	—	47	1,407,375

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2014

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
Eaton Vance VT Floating-Rate Income Fund Advisor Class	$439,062	$—	$439,062	$—	$6	$439,056
Fidelity VIP Contrafund Initial Class	126,514	—	126,514	—	1	126,513
Fidelity VIP Contrafund Service Class 2	1,129,819,834	22,565	1,129,842,399	—	51,296	1,129,791,103
Fidelity VIP Growth Initial Class	5,379,633	—	5,379,633	—	208	5,379,425
Fidelity VIP Growth Service Class 2	156,869,185	215,056	157,084,241	—	7,420	157,076,821
Fidelity VIP Mid Cap Initial Class	588,676	—	588,676	—	7	588,669
Fidelity VIP Mid Cap Service Class 2	554,946,775	—	554,946,775	58,314	24,815	554,863,646
First Trust Multi Income Allocation Class I	424,582	—	424,582	—	14	424,568
First Trust/Dow Jones Dividend & Income Allocation Class I	1,555,752	—	1,555,752	—	58	1,555,694
Franklin Founding Funds Allocation VIP Class 4	6,459,806	—	6,459,806	—	221	6,459,585
Franklin Income VIP Class 2	640,695,802	—	640,695,802	416,686	27,867	640,251,249
Franklin Income VIP Class 4	7,785,417	—	7,785,417	—	267	7,785,150
Franklin Mutual Shares VIP Class 2	816,397,392	—	816,397,392	19,809	27,714	816,349,869
Franklin Mutual Shares VIP Class 4	821,229	—	821,229	—	28	821,201
Franklin Rising Dividends VIP Class 1	21,460	64,294	85,754	—	—	85,754
Franklin Rising Dividends VIP Class 4	2,612,551	—	2,612,551	—	93	2,612,458
Franklin Small Cap Value VIP Class 1	280,719	—	280,719	—	3	280,716
Franklin Small Cap Value VIP Class 4	729,639	—	729,639	—	24	729,615
Franklin Small-Mid Cap Growth VIP Class 4	631,706	—	631,706	—	22	631,684
Goldman Sachs VIT Large Cap Value Service Class	171,020,085	—	171,020,085	27,129	4,547	170,988,409
Goldman Sachs VIT Money Market Institutional Class	330,160	—	330,160	—	4	330,156
Goldman Sachs VIT Money Market Service Class	6,913,549	—	6,913,549	—	222	6,913,327
Goldman Sachs VIT Multi-Strategy Alternatives Advisor Class	761,080	—	761,080	—	24	761,056
Goldman Sachs VIT Multi-Strategy Alternatives Institutional Class	29,011	—	29,011	—	—	29,011
Goldman Sachs VIT Strategic Income Advisor Class	725,105	—	725,105	—	26	725,079
Guggenheim Long Short Equity	337,517	—	337,517	—	11	337,506
Guggenheim Multi-Hedge Strategies	504,115	—	504,115	—	16	504,099
Hartford Capital Appreciation HLS Class IA	49,360	—	49,360	—	1	49,359
Hartford Capital Appreciation HLS Class IC	1,575,831	—	1,575,831	—	57	1,575,774
Huntington VA Dividend Capture	1,389,976	—	1,389,976	—	53	1,389,923
Invesco V.I. American Franchise Series I	2,631,498	—	2,631,498	—	104	2,631,394
Invesco V.I. American Franchise Series II	1,160,188	6	1,160,194	—	54	1,160,140
Invesco V.I. Balanced-Risk Allocation Series I	163,615	—	163,615	—	2	163,613
Invesco V.I. Balanced-Risk Allocation Series II	1,409,987	—	1,409,987	—	51	1,409,936
Invesco V.I. Comstock Series II	1,123,639	—	1,123,639	—	36	1,123,603
Invesco V.I. Core Equity Series I	8,378,630	—	8,378,630	205	342	8,378,083
Invesco V.I. Core Equity Series II	2,328,554	—	2,328,554	18	102	2,328,434
Invesco V.I. Diversified Dividend Series I	20,112	—	20,112	—	—	20,112
Invesco V.I. Diversified Dividend Series II	703,275	—	703,275	—	22	703,253
Invesco V.I. Equally-Weighted S&P 500 Series II	1,469,634	14,007	1,483,641	—	49	1,483,592
Invesco V.I. Equity and Income Series II	1,296,517	—	1,296,517	—	43	1,296,474
Invesco V.I. International Growth Series I	2,385,989	—	2,385,989	—	90	2,385,899
Invesco V.I. International Growth Series II	11,570,829	47,099	11,617,928	—	486	11,617,442

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2014

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
Ivy Funds VIP Asset Strategy Class A	$4,055,756	$71,614	$4,127,370	$—	$133	$4,127,237
Ivy Funds VIP Energy Class A	882,754	—	882,754	—	27	882,727
Ivy Funds VIP High Income Class A	2,334,184	—	2,334,184	—	83	2,334,101
Ivy Funds VIP Micro Cap Growth Class A	400,419	—	400,419	—	13	400,406
Ivy Funds VIP Mid Cap Growth Class A	672,528	—	672,528	—	24	672,504
Ivy Funds VIP Science and Technology Class A	1,652,569	158,386	1,810,955	—	53	1,810,902
Janus Aspen Balanced Service Class	16,991,639	—	16,991,639	76	766	16,990,797
Janus Aspen Enterprise Service Class	5,735,334	—	5,735,334	13	257	5,735,064
Janus Aspen Global Research Service Class	960,561	—	960,561	—	42	960,519
JPMIT Intrepid Mid Cap Class 1	51,853	—	51,853	—	1	51,852
JPMIT Intrepid Mid Cap Class 2	1,581,280	—	1,581,280	—	49	1,581,231
LVIP American Balanced Allocation Standard Class	9,024,609	—	9,024,609	—	169	9,024,440
LVIP American Balanced Allocation Service Class	2,574,269	50,000	2,624,269	—	86	2,624,183
LVIP American Century VP Mid Cap Value RPM Service Class	83,904,107	115,219	84,019,326	—	3,881	84,015,445
LVIP American Global Growth Service Class II	90,280,789	25,009	90,305,798	—	4,133	90,301,665
LVIP American Global Small Capitalization Service Class II	67,233,349	382,607	67,615,956	—	3,069	67,612,887
LVIP American Growth Allocation Standard Class	732,094	—	732,094	—	18	732,076
LVIP American Growth Allocation Service Class	3,156,866	—	3,156,866	—	107	3,156,759
LVIP American Growth Service Class II	303,273,298	179,555	303,452,853	—	14,167	303,438,686
LVIP American Growth-Income Service Class II	250,210,442	203,377	250,413,819	—	11,609	250,402,210
LVIP American Income Allocation Standard Class	6,381	—	6,381	—	—	6,381
LVIP American International Service Class II	138,285,681	377,033	138,662,714	—	6,471	138,656,243
LVIP American Preservation Standard Class	127,961	—	127,961	—	4	127,957
LVIP American Preservation Service Class	151,903	—	151,903	—	5	151,898
LVIP AQR Enhanced Global Strategies Standard Class	14,825	—	14,825	—	—	14,825
LVIP AQR Enhanced Global Strategies Service Class	1,298,283	—	1,298,283	—	44	1,298,239
LVIP Baron Growth Opportunities Standard Class	524,982	—	524,982	—	7	524,975
LVIP Baron Growth Opportunities Service Class	175,945,216	—	175,945,216	13,860	8,136	175,923,220
LVIP BlackRock Emerging Markets RPM Standard Class	123,197	—	123,197	—	5	123,192
LVIP BlackRock Emerging Markets RPM Service Class	166,385,649	138,363	166,524,012	—	7,678	166,516,334
LVIP BlackRock Equity Dividend RPM Standard Class	351,621	—	351,621	—	6	351,615
LVIP BlackRock Equity Dividend RPM Service Class	459,100,176	135,688	459,235,864	—	21,679	459,214,185
LVIP BlackRock Global Allocation V.I. RPM Standard Class	292,910	—	292,910	—	8	292,902

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2014

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP BlackRock Global Allocation V.I. RPM Service Class	$753,273,392	$423,044	$753,696,436	$—	$36,650	$753,659,786
LVIP BlackRock Inflation Protected Bond Standard Class	500,792	—	500,792	—	13	500,779
LVIP BlackRock Inflation Protected Bond Service Class	789,727,615	—	789,727,615	71,910	34,813	789,620,892
LVIP BlackRock Multi-Asset Income Standard Class	137,693	70,205	207,898	—	2	207,896
LVIP BlackRock Multi-Asset Income Service Class	961,772	—	961,772	—	32	961,740
LVIP Capital Growth Service Class	316,408,116	—	316,408,116	79,626	8,946	316,319,544
LVIP Clarion Global Real Estate Standard Class	291,228	—	291,228	—	3	291,225
LVIP Clarion Global Real Estate Service Class	106,064,775	—	106,064,775	109,884	4,891	105,950,000
LVIP ClearBridge Variable Appreciation RPM Standard Class	65,850	—	65,850	—	2	65,848
LVIP ClearBridge Variable Appreciation RPM Service Class	60,797,135	516,261	61,313,396	—	2,658	61,310,738
LVIP Columbia Small-Mid Cap Growth RPM Service Class	248,312,842	—	248,312,842	202,749	11,580	248,098,513
LVIP Delaware Bond Standard Class	106,532,328	64,726	106,597,054	—	4,926	106,592,128
LVIP Delaware Bond Service Class	2,646,481,841	1,133,402	2,647,615,243	—	99,101	2,647,516,142
LVIP Delaware Diversified Floating Rate Standard Class	1,279,052	—	1,279,052	—	40	1,279,012
LVIP Delaware Diversified Floating Rate Service Class	752,438,855	—	752,438,855	607,088	35,181	751,796,586
LVIP Delaware Foundation Aggressive Allocation Standard Class	6,234,469	—	6,234,469	226	290	6,233,953
LVIP Delaware Foundation Aggressive Allocation Service Class	18,592,043	—	18,592,043	58,162	899	18,532,982
LVIP Delaware Growth and Income Service Class	42,474,974	19,991	42,494,965	—	1,963	42,493,002
LVIP Delaware Social Awareness Standard Class	9,365,809	—	9,365,809	14,786	417	9,350,606
LVIP Delaware Social Awareness Service Class	64,499,741	13,412	64,513,153	—	2,847	64,510,306
LVIP Delaware Special Opportunities Service Class	51,323,894	3,070	51,326,964	—	2,281	51,324,683
LVIP Dimensional Non-U.S. Equity RPM Standard Class	2,731,971	—	2,731,971	—	48	2,731,923
LVIP Dimensional Non-U.S. Equity RPM Service Class	171,458,204	—	171,458,204	221,803	7,880	171,228,521
LVIP Dimensional U.S. Equity RPM Standard Class	4,813,877	—	4,813,877	—	85	4,813,792
LVIP Dimensional U.S. Equity RPM Service Class	301,179,780	—	301,179,780	888,098	13,842	300,277,840
LVIP Dimensional/Vanguard Total Bond Standard Class	4,935,763	—	4,935,763	—	97	4,935,666
LVIP Dimensional/Vanguard Total Bond Service Class	337,901,495	181,461	338,082,956	—	15,475	338,067,481
LVIP Franklin Mutual Shares RPM Standard Class	19,769	—	19,769	—	—	19,769
LVIP Franklin Mutual Shares RPM Service Class	87,931,171	71,820	88,002,991	—	4,209	87,998,782

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2014

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP Franklin Templeton Multi-Asset Opportunities Service Class	$591,642	$—	$591,642	$—	$19	$591,623
LVIP Global Income Service Class	586,465,556	9,966	586,475,522	—	26,296	586,449,226
LVIP Goldman Sachs Income Builder Standard Class	20,030	—	20,030	—	—	20,030
LVIP Goldman Sachs Income Builder Service Class	589,564	—	589,564	—	20	589,544
LVIP Invesco Diversified Equity Income RPM Service Class	30,263,739	106,494	30,370,233	—	1,375	30,368,858
LVIP Invesco V.I. Comstock RPM Standard Class	79,232	—	79,232	—	3	79,229
LVIP Invesco V.I. Comstock RPM Service Class	68,946,340	200,102	69,146,442	—	3,097	69,143,345
LVIP JPMorgan High Yield Service Class	145,212,975	—	145,212,975	184,270	5,901	145,022,804
LVIP JPMorgan Mid Cap Value RPM Standard Class	80,065	—	80,065	—	1	80,064
LVIP JPMorgan Mid Cap Value RPM Service Class	305,584,371	300,158	305,884,529	—	14,336	305,870,193
LVIP Managed Risk American Balanced Allocation Standard Class	552,558	—	552,558	—	13	552,545
LVIP Managed Risk American Balanced Allocation Service Class	3,880,676	10,300	3,890,976	—	156	3,890,820
LVIP Managed Risk American Growth Allocation Standard Class	860,237	—	860,237	—	20	860,217
LVIP Managed Risk American Growth Allocation Service Class	19,106,135	35,215	19,141,350	—	772	19,140,578
LVIP Managed Risk Profile 2010 Service Class	5,629,675	—	5,629,675	—	257	5,629,418
LVIP Managed Risk Profile 2020 Service Class	14,458,615	—	14,458,615	—	646	14,457,969
LVIP Managed Risk Profile 2030 Service Class	7,397,136	—	7,397,136	—	342	7,396,794
LVIP Managed Risk Profile 2040 Service Class	6,008,306	—	6,008,306	—	278	6,008,028
LVIP Managed Risk Profile Conservative Standard Class	33,411	—	33,411	—	1	33,410
LVIP Managed Risk Profile Conservative Service Class	1,231,189,434	192,186	1,231,381,620	—	58,052	1,231,323,568
LVIP Managed Risk Profile Growth Standard Class	4,067,813	—	4,067,813	—	79	4,067,734
LVIP Managed Risk Profile Growth Service Class	8,252,197,912	5,484,496	8,257,682,408	—	352,133	8,257,330,275
LVIP Managed Risk Profile Moderate Standard Class	583,382	—	583,382	—	26	583,356
LVIP Managed Risk Profile Moderate Service Class	6,542,285,916	1,497,060	6,543,782,976	—	280,378	6,543,502,598
LVIP MFS International Growth Standard Class	2,350	7,275	9,625	—	—	9,625
LVIP MFS International Growth Service Class	152,250,020	36,725	152,286,745	—	5,430	152,281,315
LVIP MFS International Growth RPM Service Class	87,605,652	138,766	87,744,418	—	4,122	87,740,296
LVIP MFS Value Standard Class	6,835	—	6,835	—	—	6,835
LVIP MFS Value Service Class	879,838,085	—	879,838,085	182,481	28,785	879,626,819
LVIP Mid-Cap Value Service Class	137,050,112	—	137,050,112	42,504	6,256	137,001,352
LVIP Mondrian International Value Standard Class	15,358,180	—	15,358,180	25,043	720	15,332,417

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2014

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP Mondrian International Value Service Class	$301,642,085	$94,380	$301,736,465	$—	$11,362	$301,725,103
LVIP Money Market Standard Class	32,832,620	155,869	32,988,489	—	1,450	32,987,039
LVIP Money Market Service Class	262,205,485	—	262,205,485	301,420	11,841	261,892,224
LVIP Multi-Manager Global Equity RPM Service Class	5,051,085	5,946	5,057,031	—	247	5,056,784
LVIP PIMCO Low Duration Bond Standard Class	84,093	—	84,093	—	2	84,091
LVIP PIMCO Low Duration Bond Service Class	52,030,155	1,430,730	53,460,885	—	2,335	53,458,550
LVIP SSgA Bond Index Standard Class	423,156	—	423,156	—	9	423,147
LVIP SSgA Bond Index Service Class	982,150,781	—	982,150,781	156,955	45,592	981,948,234
LVIP SSgA Conservative Index Allocation Service Class	61,016,492	—	61,016,492	1,420	2,764	61,012,308
LVIP SSgA Conservative Structured Allocation Standard Class	166,187	—	166,187	—	2	166,185
LVIP SSgA Conservative Structured Allocation Service Class	190,013,205	—	190,013,205	5,371	8,817	189,999,017
LVIP SSgA Developed International 150 Standard Class	253,342	—	253,342	—	6	253,336
LVIP SSgA Developed International 150 Service Class	145,568,871	9,591	145,578,462	—	6,773	145,571,689
LVIP SSgA Emerging Markets 100 Standard Class	462,473	—	462,473	—	10	462,463
LVIP SSgA Emerging Markets 100 Service Class	169,930,966	—	169,930,966	220,384	7,906	169,702,676
LVIP SSgA Global Tactical Allocation RPM Standard Class	222,658	—	222,658	—	5	222,653
LVIP SSgA Global Tactical Allocation RPM Service Class	884,963,246	132,060	885,095,306	—	42,100	885,053,206
LVIP SSgA International Index Standard Class	372,410	43,833	416,243	—	9	416,234
LVIP SSgA International Index Service Class	274,338,324	159,501	274,497,825	—	12,774	274,485,051
LVIP SSgA International RPM Service Class	15,078,329	14,140	15,092,469	—	705	15,091,764
LVIP SSgA Large Cap 100 Standard Class	1,636,102	—	1,636,102	—	51	1,636,051
LVIP SSgA Large Cap 100 Service Class	324,559,432	635,953	325,195,385	—	15,393	325,179,992
LVIP SSgA Large Cap RPM Standard Class	1,417	—	1,417	—	—	1,417
LVIP SSgA Large Cap RPM Service Class	98,783,734	76,778	98,860,512	—	4,602	98,855,910
LVIP SSgA Moderate Index Allocation Service Class	190,734,856	—	190,734,856	4,285	8,808	190,721,763
LVIP SSgA Moderate Structured Allocation Service Class	830,539,527	—	830,539,527	110,273	38,518	830,390,736
LVIP SSgA Moderately Aggressive Index Allocation Service Class	166,333,843	—	166,333,843	270,537	7,577	166,055,729
LVIP SSgA Moderately Aggressive Structured Allocation Service Class	426,564,809	6,788	426,571,597	—	20,117	426,551,480
LVIP SSgA S&P 500 Index Standard Class	36,083,947	67,001	36,150,948	—	1,478	36,149,470
LVIP SSgA S&P 500 Index Service Class	857,365,640	—	857,365,640	237,944	40,217	857,087,479
LVIP SSgA Small-Cap Index Standard Class	1,363,893	63,197	1,427,090	—	27	1,427,063
LVIP SSgA Small-Cap Index Service Class	273,300,383	—	273,300,383	401,368	12,533	272,886,482
LVIP SSgA Small-Cap RPM Standard Class	80,915	—	80,915	—	2	80,913
LVIP SSgA Small-Cap RPM Service Class	89,148,460	63,379	89,211,839	—	4,140	89,207,699
LVIP SSgA Small-Mid Cap 200 Standard Class	1,469,362	—	1,469,362	—	42	1,469,320
LVIP SSgA Small-Mid Cap 200 Service Class	110,615,595	—	110,615,595	46,860	5,172	110,563,563

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2014

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP T. Rowe Price Growth Stock Standard Class	$50,707	$—	$50,707	$—	$1	$50,706
LVIP T. Rowe Price Growth Stock Service Class	177,623,753	—	177,623,753	30,777	8,128	177,584,848
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class	2,726,304	24	2,726,328	—	131	2,726,197
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class	93,479,153	—	93,479,153	50,891	4,171	93,424,091
LVIP Templeton Growth RPM Service Class	592,835,950	503,471	593,339,421	—	27,384	593,312,037
LVIP UBS Large Cap Growth RPM Standard Class	2,252,620	14	2,252,634	—	116	2,252,518
LVIP UBS Large Cap Growth RPM Service Class	234,475,663	71,069	234,546,732	—	11,091	234,535,641
LVIP Vanguard Domestic Equity ETF Standard Class	451,352	—	451,352	—	14	451,338
LVIP Vanguard Domestic Equity ETF Service Class	98,989,207	302,673	99,291,880	—	4,391	99,287,489
LVIP Vanguard International Equity ETF Standard Class	384,747	—	384,747	—	12	384,735
LVIP Vanguard International Equity ETF Service Class	55,018,857	12,077	55,030,934	—	2,433	55,028,501
LVIP VIP Contrafund RPM Standard Class	436,128	—	436,128	—	10	436,118
LVIP VIP Contrafund RPM Service Class	270,364,850	—	270,364,850	42,293	12,738	270,309,819
LVIP VIP Mid Cap RPM Service Class	11,466,292	5,221	11,471,513	—	534	11,470,979
Lord Abbett Series Fund Bond Debenture Class VC	1,565,199	14,550	1,579,749	—	42	1,579,707
Lord Abbett Series Fund Developing Growth Class VC	796,485	96,532	893,017	—	25	892,992
Lord Abbett Series Fund Fundamental Equity Class VC	16,496,658	—	16,496,658	24,798	436	16,471,424
Lord Abbett Series Fund Short Duration Income Class VC	2,553,088	78,981	2,632,069	—	81	2,631,988
MFS VIT Core Equity Service Class	2,602,306	—	2,602,306	2	117	2,602,187
MFS VIT Growth Initial Class	3,261,160	—	3,261,160	114	127	3,260,919
MFS VIT Growth Service Class	50,713,489	30,078	50,743,567	—	1,952	50,741,615
MFS VIT Total Return Initial Class	9,082,721	—	9,082,721	85	360	9,082,276
MFS VIT Total Return Service Class	13,180	—	13,180	—	1	13,179
MFS VIT Utilities Initial Class	10,684,498	—	10,684,498	—	417	10,684,081
MFS VIT Utilities Service Class	233,401,545	—	233,401,545	21,176	10,365	233,370,004
MFS VIT II International Value Initial Class	36,885	32,147	69,032	—	—	69,032
MFS VIT II International Value Service Class	1,740,823	—	1,740,823	—	58	1,740,765
Morgan Stanley UIF Capital Growth Class II	1,743,781	—	1,743,781	—	46	1,743,735
NB AMT Mid Cap Intrinsic Value I Class	37,613,173	—	37,613,173	12,577	1,735	37,598,861
Oppenheimer Global Fund/VA Service Class	8,528,329	—	8,528,329	13,423	229	8,514,677
Oppenheimer International Growth Fund/VA Non-Service Class	527,493	—	527,493	—	7	527,486
Oppenheimer International Growth Fund/VA Service Class	1,205,035	—	1,205,035	—	40	1,204,995
Oppenheimer Main Street Small Cap Fund/VA Non-Service Class	868,067	—	868,067	—	31	868,036
PIMCO VIT All Asset All Authority Advisor Class	744,251	—	744,251	—	26	744,225
PIMCO VIT All Asset All Authority Institutional Class	96,767	—	96,767	—	1	96,766
See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2014

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
PIMCO VIT CommodityRealReturn Strategy Advisor Class	$11,260,416	$4,028	$11,264,444	$—	$471	$11,263,973
PIMCO VIT CommodityRealReturn Strategy Institutional Class	4,126	—	4,126	—	—	4,126
PIMCO VIT Emerging Markets Bond Advisor Class	833,499	—	833,499	—	27	833,472
PIMCO VIT Unconstrained Bond Advisor Class	558,189	—	558,189	—	19	558,170
Putnam VT Absolute Return 500 Class IB	818,391	—	818,391	—	27	818,364
Putnam VT Global Health Care Class IB	6,660,456	—	6,660,456	—	281	6,660,175
Putnam VT Growth & Income Class IB	1,738,970	—	1,738,970	5	78	1,738,887
SIPT VP Market Growth Strategy Class III	259,810	—	259,810	—	8	259,802
SIPT VP Market Plus Strategy Class III	1,107,644	—	1,107,644	—	38	1,107,606
Templeton Foreign VIP Class 1	20,057	—	20,057	—	—	20,057
Templeton Foreign VIP Class 4	707,428	—	707,428	—	22	707,406
Templeton Global Bond VIP Class 1	864,411	100,851	965,262	—	9	965,253
Templeton Global Bond VIP Class 2	467,019,732	7,578	467,027,310	—	20,498	467,006,812
Templeton Global Bond VIP Class 4	3,945,526	—	3,945,526	—	137	3,945,389
Templeton Growth VIP Class 2	39,463,230	—	39,463,230	21,136	1,824	39,440,270
Transparent Value Directional Allocation VI Class I	34,995	—	34,995	—	—	34,995
Transparent Value Directional Allocation VI Class II	11,078,860	—	11,078,860	—	350	11,078,510
UIF Global Infrastructure Class I	49,490	—	49,490	—	1	49,489
UIF Global Infrastructure Class II	1,606,254	—	1,606,254	—	52	1,606,202
Van Eck VIP Global Hard Assets Class S	616,827	—	616,827	—	21	616,806
Van Eck VIP Global Hard Assets Initial Class	185,201	5,820	191,021	—	2	191,019
Virtus VIT Multi-Sector Fixed Income Class A	1,341,796	—	1,341,796	—	47	1,341,749
Virtus VIT Premium AlphaSector Class A	2,631,105	—	2,631,105	—	90	2,631,015
Virtus VIT Premium AlphaSector Class I	142,491	—	142,491	—	2	142,489

See accompanying notes.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Lincoln Life Variable Annuity Account N

Statements of operations

Year Ended December 31, 2014

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
ABVPSF Global Thematic Growth Class B	$—	$(476,185)	$(476,185)	$1,600,691
ABVPSF Growth and Income Class B	900	(561)	339	(2,353)
ABVPSF International Value Class B	58	(13)	45	3
ABVPSF Large Cap Growth Class B	—	(160,425)	(160,425)	724,488
ABVPSF Small/Mid Cap Value Class A	133	(77)	56	(5)
ABVPSF Small/Mid Cap Value Class B	908,212	(3,177,451)	(2,269,239)	12,260,210
Alps|Alerian Energy Infrastructure Class I	373	(73)	300	(3)
Alps|Alerian Energy Infrastructure Class III	1,762	(5,175)	(3,413)	(5,630)
Alps|Stadion Tactical Defensive Class I	—	(2)	(2)	—
Alps|Stadion Tactical Defensive Class III	—	(1,701)	(1,701)	(286)
American Century VP Inflation Protection Class II	1,981	(1,065)	916	1,799
American Funds Asset Allocation Class 1	14,921	(8,059)	6,862	1,470
American Funds Asset Allocation Class 4	63,365	(11,654)	51,711	(769)
American Funds Blue Chip Income and Growth Class 1	69,010	(15,542)	53,468	42,665
American Funds Blue Chip Income and Growth Class 4	63,174	(6,159)	57,015	82
American Funds Bond Class 1	41,504	(13,195)	28,309	1,095
American Funds Capital Income Builder Class 1	285	(37)	248	(225)
American Funds Capital Income Builder Class 4	20,649	(8,499)	12,150	1,168
American Funds Global Balanced Class 1	4,180	(2,549)	1,631	5,119
American Funds Global Bond Class 1	26,571	(13,530)	13,041	1,037
American Funds Global Growth Class 1	10,761	(5,006)	5,755	619
American Funds Global Growth Class 2	3,538,402	(4,839,654)	(1,301,252)	14,361,322
American Funds Global Growth Class 4	12,452	(3,821)	8,631	53
American Funds Global Growth and Income Class 1	19,568	(4,482)	15,086	767
American Funds Global Small Capitalization Class 1	2,145	(3,110)	(965)	853
American Funds Global Small Capitalization Class 2	554,940	(5,912,846)	(5,357,906)	18,171,312
American Funds Global Small Capitalization Class 4	598	(2,365)	(1,767)	(289)
American Funds Growth Class 1	63,248	(32,122)	31,126	26,161
American Funds Growth Class 2	12,392,150	(26,584,051)	(14,191,901)	101,107,606
American Funds Growth Class 4	54,829	(16,035)	38,794	(2,668)
American Funds Growth-Income Class 1	39,022	(15,516)	23,506	6,412
American Funds Growth-Income Class 2	26,411,972	(30,906,233)	(4,494,261)	124,332,603
American Funds Growth-Income Class 4	45,789	(8,726)	37,063	(874)
American Funds High-Income Bond Class 1	42,291	(5,658)	36,633	(297)
American Funds International Class 1	32,903	(10,025)	22,878	5,239
American Funds International Class 2	10,456,735	(11,119,634)	(662,899)	18,683,051
American Funds International Class 4	38,148	(7,631)	30,517	(474)
American Funds International Growth and Income Class 1	47,195	(11,868)	35,327	718
American Funds Managed Risk Asset Allocation Class P1	1,427	(3,012)	(1,585)	503
American Funds Managed Risk Asset Allocation Class P2	2,758	(15,252)	(12,494)	78
American Funds Managed Risk Blue Chip Income and Growth Class P1	2,544	(465)	2,079	100
American Funds Managed Risk Growth Class P1	699	(943)	(244)	235
American Funds Managed Risk Growth-Income Class P1	303	(122)	181	(248)
American Funds Managed Risk International Class P1	195	(69)	126	1
American Funds Mortgage Class 1	2,489	(3,626)	(1,137)	1,031
American Funds Mortgage Class 4	264	(104)	160	(22)
American Funds New World Class 1	20,349	(11,743)	8,606	(697)
American Funds New World Class 4	17,204	(4,266)	12,938	(1,186)
American Funds U.S. Government/AAA-Rated Securities Class 1	2,708	(3,000)	(292)	952
BlackRock Global Allocation V.I. Class I	31,238	(8,221)	23,017	429
BlackRock Global Allocation V.I. Class III	29,635,626	(23,925,615)	5,710,011	17,849,657
ClearBridge Variable Aggressive Growth Class I	230	(169)	61	—
ClearBridge Variable Aggressive Growth Class II	—	(10,485)	(10,485)	348
ClearBridge Variable Mid Cap Core Class I	7	(5)	2	—
ClearBridge Variable Mid Cap Core Class II	9,516	(49,545)	(40,029)	(2,458)
Delaware VIP Diversified Income Standard Class	14,554	(7,709)	6,845	956
Delaware VIP Diversified Income Service Class	30,971,211	(25,326,581)	5,644,630	2,160,926

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
ABVPSF Global Thematic Growth Class B	$—	$1,600,691	$(228,100)	$896,406
ABVPSF Growth and Income Class B	—	(2,353)	—	(2,014)
ABVPSF International Value Class B	—	3	(147)	(99)
ABVPSF Large Cap Growth Class B	—	724,488	561,463	1,125,526
ABVPSF Small/Mid Cap Value Class A	2,192	2,187	(855)	1,388
ABVPSF Small/Mid Cap Value Class B	22,403,645	34,663,855	(19,170,127)	13,224,489
Alps|Alerian Energy Infrastructure Class I	286	283	(3,754)	(3,171)
Alps|Alerian Energy Infrastructure Class III	9,474	3,844	(48,092)	(47,661)
Alps|Stadion Tactical Defensive Class I	—	—	(500)	(502)
Alps|Stadion Tactical Defensive Class III	—	(286)	17,706	15,719
American Century VP Inflation Protection Class II	258	2,057	—	2,973
American Funds Asset Allocation Class 1	39,343	40,813	(13,407)	34,268
American Funds Asset Allocation Class 4	—	(769)	16,813	67,755
American Funds Blue Chip Income and Growth Class 1	—	42,665	101,896	198,029
American Funds Blue Chip Income and Growth Class 4	—	82	(13,282)	43,815
American Funds Bond Class 1	532	1,627	35,154	65,090
American Funds Capital Income Builder Class 1	33	(192)	(527)	(471)
American Funds Capital Income Builder Class 4	3,593	4,761	(58,919)	(42,008)
American Funds Global Balanced Class 1	6,857	11,976	(10,222)	3,385
American Funds Global Bond Class 1	12,151	13,188	(24,709)	1,520
American Funds Global Growth Class 1	48,645	49,264	(43,569)	11,450
American Funds Global Growth Class 2	30,975,744	45,337,066	(41,853,807)	2,182,007
American Funds Global Growth Class 4	—	53	(6,679)	2,005
American Funds Global Growth and Income Class 1	—	767	627	16,480
American Funds Global Small Capitalization Class 1	962	1,815	(10,951)	(10,101)
American Funds Global Small Capitalization Class 2	2,054,615	20,225,927	(10,320,455)	4,547,566
American Funds Global Small Capitalization Class 4	—	(289)	(2,686)	(4,742)
American Funds Growth Class 1	143,150	169,311	81,462	281,899
American Funds Growth Class 2	79,947,328	181,054,934	(61,422,605)	105,440,428
American Funds Growth Class 4	—	(2,668)	140,430	176,556
American Funds Growth-Income Class 1	89,032	95,444	77,684	196,634
American Funds Growth-Income Class 2	102,535,257	226,867,860	(39,670,371)	182,703,228
American Funds Growth-Income Class 4	—	(874)	5,850	42,039
American Funds High-Income Bond Class 1	—	(297)	(46,914)	(10,578)
American Funds International Class 1	—	5,239	(96,868)	(68,751)
American Funds International Class 2	—	18,683,051	(48,449,796)	(30,429,644)
American Funds International Class 4	—	(474)	(84,930)	(54,887)
American Funds International Growth and Income Class 1	12,671	13,389	(116,677)	(67,961)
American Funds Managed Risk Asset Allocation Class P1	—	503	9,177	8,095
American Funds Managed Risk Asset Allocation Class P2	—	78	47,721	35,305
American Funds Managed Risk Blue Chip Income and Growth Class P1	—	100	2,100	4,279
American Funds Managed Risk Growth Class P1	1,131	1,366	(886)	236
American Funds Managed Risk Growth-Income Class P1	562	314	(345)	150
American Funds Managed Risk International Class P1	—	1	(707)	(580)
American Funds Mortgage Class 1	—	1,031	11,832	11,726
American Funds Mortgage Class 4	—	(22)	(144)	(6)
American Funds New World Class 1	113,330	112,633	(251,413)	(130,174)
American Funds New World Class 4	—	(1,186)	(140,149)	(128,397)
American Funds U.S. Government/AAA-Rated Securities Class 1	—	952	9,502	10,162
BlackRock Global Allocation V.I. Class I	105,630	106,059	(124,100)	4,976
BlackRock Global Allocation V.I. Class III	114,752,917	132,602,574	(135,364,694)	2,947,891
ClearBridge Variable Aggressive Growth Class I	7,738	7,738	(2,913)	4,886
ClearBridge Variable Aggressive Growth Class II	207,527	207,875	(111,669)	85,721
ClearBridge Variable Mid Cap Core Class I	175	175	(117)	60
ClearBridge Variable Mid Cap Core Class II	787,627	785,169	(446,189)	298,951
Delaware VIP Diversified Income Standard Class	—	956	17,712	25,513
Delaware VIP Diversified Income Service Class	—	2,160,926	40,090,149	47,895,705

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2014

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
Delaware VIP Emerging Markets Standard Class	$—	$(4)	$(4)	$—
Delaware VIP Emerging Markets Service Class	1,459,386	(5,872,828)	(4,413,442)	6,656,744
Delaware VIP High Yield Standard Class	324,299	(72,135)	252,164	133,121
Delaware VIP High Yield Service Class	14,078,615	(3,571,141)	10,507,474	3,666,784
Delaware VIP International Value Equity Standard Class	2,795	(3,014)	(219)	(14,839)
Delaware VIP Limited-Term Diversified Income Standard Class	17,905	(15,209)	2,696	(307)
Delaware VIP Limited-Term Diversified Income Service Class	17,942,574	(18,065,224)	(122,650)	(1,835,230)
Delaware VIP REIT Standard Class	61,455	(66,555)	(5,100)	94,948
Delaware VIP REIT Service Class	1,755,049	(2,612,206)	(857,157)	4,953,072
Delaware VIP Small Cap Value Standard Class	43,371	(110,115)	(66,744)	371,901
Delaware VIP Small Cap Value Service Class	1,220,194	(6,043,058)	(4,822,864)	15,954,387
Delaware VIP Smid Cap Growth Standard Class	5,799	(119,693)	(113,894)	389,328
Delaware VIP Smid Cap Growth Service Class	—	(2,511,608)	(2,511,608)	6,130,255
Delaware VIP U.S. Growth Service Class	50,713	(3,853,610)	(3,802,897)	17,446,746
Delaware VIP Value Standard Class	120,696	(101,987)	18,709	581,774
Delaware VIP Value Service Class	3,688,519	(4,454,587)	(766,068)	16,459,299
Deutsche Alternative Asset Allocation VIP Class A	13,407	(8,591)	4,816	816
Deutsche Alternative Asset Allocation VIP Class B	842,735	(924,878)	(82,143)	310,036
Deutsche Equity 500 Index VIP Class A	138,150	(120,454)	17,696	704,102
Deutsche Equity 500 Index VIP Class B	—	(4)	(4)	13
Deutsche Small Cap Index VIP Class A	45,396	(72,588)	(27,192)	391,864
Eaton Vance VT Floating-Rate Income Fund Initial Class	12,377	(4,510)	7,867	(80)
Eaton Vance VT Floating-Rate Income Fund Advisor Class	3,486	(432)	3,054	(31)
Fidelity VIP Contrafund Initial Class	436	(26)	410	8
Fidelity VIP Contrafund Service Class 2	8,082,270	(18,585,268)	(10,502,998)	62,733,386
Fidelity VIP Equity-Income Service Class 2	—	(4)	(4)	35
Fidelity VIP Growth Initial Class	9,900	(78,643)	(68,743)	371,302
Fidelity VIP Growth Service Class 2	—	(2,805,438)	(2,805,438)	25,341,271
Fidelity VIP Mid Cap Initial Class	1,502	(416)	1,086	37
Fidelity VIP Mid Cap Service Class 2	104,946	(9,016,167)	(8,911,221)	13,038,417
Fidelity VIP Overseas Service Class 2	—	—	—	1
First Trust Multi Income Allocation Class I	2,689	(996)	1,693	576
First Trust/Dow Jones Dividend & Income Allocation Class I	645	(2,277)	(1,632)	(659)
Franklin Founding Funds Allocation VIP Class 4	—	(16,099)	(16,099)	119
Franklin Income VIP Class 1	—	(18)	(18)	1,673
Franklin Income VIP Class 2	32,393,897	(10,353,031)	22,040,866	10,795,732
Franklin Income VIP Class 4	—	(21,649)	(21,649)	(8,115)
Franklin Mutual Shares VIP Class 2	16,389,141	(10,117,569)	6,271,572	33,132,116
Franklin Mutual Shares VIP Class 4	4,270	(2,442)	1,828	306
Franklin Rising Dividends VIP Class 1	—	(1)	(1)	—
Franklin Rising Dividends VIP Class 4	—	(7,220)	(7,220)	438
Franklin Small Cap Value VIP Class 1	—	(272)	(272)	7
Franklin Small Cap Value VIP Class 4	—	(1,952)	(1,952)	(194)
Franklin Small-Mid Cap Growth VIP Class 2	—	(6)	(6)	(330)
Franklin Small-Mid Cap Growth VIP Class 4	—	(1,192)	(1,192)	(181)
Goldman Sachs VIT Large Cap Value Service Class	1,875,700	(1,658,220)	217,480	7,102,148
Goldman Sachs VIT Money Market Institutional Class	18	(262)	(244)	—
Goldman Sachs VIT Money Market Service Class	175	(34,356)	(34,181)	—
Goldman Sachs VIT Multi-Strategy Alternatives Advisor Class	8,563	(1,659)	6,904	11
Goldman Sachs VIT Multi-Strategy Alternatives Institutional Class	356	(38)	318	(20)
Goldman Sachs VIT Strategic Income Advisor Class	15,454	(2,448)	13,006	(11,566)
Guggenheim Long Short Equity	—	(695)	(695)	2
Guggenheim Multi-Hedge Strategies	—	(1,165)	(1,165)	126
Hartford Capital Appreciation HLS Class IA	408	(71)	337	(5)
Hartford Capital Appreciation HLS Class IC	10,516	(3,542)	6,974	30
Huntington VA Balanced	74,160	(14,245)	59,915	(266,044)
Huntington VA Dividend Capture	72,070	(18,937)	53,133	26,259

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Delaware VIP Emerging Markets Standard Class	$—	$—	$(188)	$(192)
Delaware VIP Emerging Markets Service Class	1,372,518	8,029,262	(36,840,698)	(33,224,878)
Delaware VIP High Yield Standard Class	77,214	210,335	(560,901)	(98,402)
Delaware VIP High Yield Service Class	3,476,201	7,142,985	(20,911,761)	(3,261,302)
Delaware VIP International Value Equity Standard Class	—	(14,839)	(4,659)	(19,717)
Delaware VIP Limited-Term Diversified Income Standard Class	—	(307)	(130)	2,259
Delaware VIP Limited-Term Diversified Income Service Class	—	(1,835,230)	2,931,189	973,309
Delaware VIP REIT Standard Class	—	94,948	1,030,333	1,120,181
Delaware VIP REIT Service Class	—	4,953,072	32,921,523	37,017,438
Delaware VIP Small Cap Value Standard Class	668,065	1,039,966	(645,300)	327,922
Delaware VIP Small Cap Value Service Class	31,058,697	47,013,084	(28,288,765)	13,901,455
Delaware VIP Smid Cap Growth Standard Class	802,217	1,191,545	(994,569)	83,082
Delaware VIP Smid Cap Growth Service Class	15,185,706	21,315,961	(18,146,481)	657,872
Delaware VIP U.S. Growth Service Class	23,581,692	41,028,438	(573,374)	36,652,167
Delaware VIP Value Standard Class	—	581,774	214,762	815,245
Delaware VIP Value Service Class	—	16,459,299	13,122,123	28,815,354
Deutsche Alternative Asset Allocation VIP Class A	4,300	5,116	3,774	13,706
Deutsche Alternative Asset Allocation VIP Class B	312,669	622,705	167,770	708,332
Deutsche Equity 500 Index VIP Class A	247,871	951,973	(184,747)	784,922
Deutsche Equity 500 Index VIP Class B	—	13	—	9
Deutsche Small Cap Index VIP Class A	258,529	650,393	(512,227)	110,974
Eaton Vance VT Floating-Rate Income Fund Initial Class	—	(80)	(17,124)	(9,337)
Eaton Vance VT Floating-Rate Income Fund Advisor Class	—	(31)	(3,870)	(847)
Fidelity VIP Contrafund Initial Class	915	923	(1,460)	(127)
Fidelity VIP Contrafund Service Class 2	22,504,165	85,237,551	30,923,916	105,658,469
Fidelity VIP Equity-Income Service Class 2	—	35	—	31
Fidelity VIP Growth Initial Class	—	371,302	202,702	505,261
Fidelity VIP Growth Service Class 2	—	25,341,271	(7,658,341)	14,877,492
Fidelity VIP Mid Cap Initial Class	4,458	4,495	9,723	15,304
Fidelity VIP Mid Cap Service Class 2	13,176,023	26,214,440	6,379,445	23,682,664
Fidelity VIP Overseas Service Class 2	—	1	—	1
First Trust Multi Income Allocation Class I	—	576	2,321	4,590
First Trust/Dow Jones Dividend & Income Allocation Class I	—	(659)	28,627	26,336
Franklin Founding Funds Allocation VIP Class 4	—	119	(77,394)	(93,374)
Franklin Income VIP Class 1	—	1,673	—	1,655
Franklin Income VIP Class 2	—	10,795,732	(13,400,992)	19,435,606
Franklin Income VIP Class 4	—	(8,115)	(144,095)	(173,859)
Franklin Mutual Shares VIP Class 2	4,261,319	37,393,435	3,548,236	47,213,243
Franklin Mutual Shares VIP Class 4	1,190	1,496	(2,162)	1,162
Franklin Rising Dividends VIP Class 1	—	—	(296)	(297)
Franklin Rising Dividends VIP Class 4	—	438	97,257	90,475
Franklin Small Cap Value VIP Class 1	—	7	14,038	13,773
Franklin Small Cap Value VIP Class 4	—	(194)	6,218	4,072
Franklin Small-Mid Cap Growth VIP Class 2	—	(330)	(4)	(340)
Franklin Small-Mid Cap Growth VIP Class 4	—	(181)	15,682	14,309
Goldman Sachs VIT Large Cap Value Service Class	30,999,431	38,101,579	(19,256,532)	19,062,527
Goldman Sachs VIT Money Market Institutional Class	—	—	—	(244)
Goldman Sachs VIT Money Market Service Class	—	—	—	(34,181)
Goldman Sachs VIT Multi-Strategy Alternatives Advisor Class	130	141	(17,018)	(9,973)
Goldman Sachs VIT Multi-Strategy Alternatives Institutional Class	5	(15)	(925)	(622)
Goldman Sachs VIT Strategic Income Advisor Class	—	(11,566)	(21,223)	(19,783)
Guggenheim Long Short Equity	—	2	12,397	11,704
Guggenheim Multi-Hedge Strategies	—	126	13,087	12,048
Hartford Capital Appreciation HLS Class IA	2,866	2,861	(2,943)	255
Hartford Capital Appreciation HLS Class IC	35,294	35,324	(20,424)	21,874
Huntington VA Balanced	606,238	340,194	(376,964)	23,145
Huntington VA Dividend Capture	—	26,259	34,612	114,004

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2014

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
Invesco V.I. American Franchise Series I	$1,109	$(38,556)	$(37,447)	$134,394
Invesco V.I. American Franchise Series II	—	(20,337)	(20,337)	80,991
Invesco V.I. Balanced-Risk Allocation Series I	—	(81)	(81)	5
Invesco V.I. Balanced-Risk Allocation Series II	—	(4,757)	(4,757)	(8,888)
Invesco V.I. Comstock Series II	6,330	(3,690)	2,640	389
Invesco V.I. Core Equity Series I	74,013	(130,795)	(56,782)	543,408
Invesco V.I. Core Equity Series II	16,357	(38,947)	(22,590)	149,108
Invesco V.I. Diversified Dividend Series I	—	(22)	(22)	31
Invesco V.I. Diversified Dividend Series II	6,143	(2,088)	4,055	1,256
Invesco V.I. Equally-Weighted S&P 500 Series II	3,973	(2,868)	1,105	(10)
Invesco V.I. Equity and Income Series II	6,118	(3,305)	2,813	(237)
Invesco V.I. International Growth Series I	38,186	(37,058)	1,128	322,128
Invesco V.I. International Growth Series II	108,101	(82,645)	25,456	105,427
Ivy Funds VIP Asset Strategy Class A	—	(11,781)	(11,781)	(12,323)
Ivy Funds VIP Energy Class A	—	(2,633)	(2,633)	(2,292)
Ivy Funds VIP High Income Class A	—	(7,150)	(7,150)	(2,434)
Ivy Funds VIP Micro Cap Growth Class A	—	(1,073)	(1,073)	(163)
Ivy Funds VIP Mid Cap Growth Class A	—	(1,370)	(1,370)	(13)
Ivy Funds VIP Science and Technology Class A	—	(4,039)	(4,039)	218
Janus Aspen Balanced Service Class	268,239	(290,701)	(22,462)	598,024
Janus Aspen Enterprise Service Class	1,974	(92,055)	(90,081)	428,683
Janus Aspen Global Research Service Class	10,310	(17,156)	(6,846)	89,791
JPMIT Intrepid Mid Cap Class 1	—	(72)	(72)	—
JPMIT Intrepid Mid Cap Class 2	—	(3,452)	(3,452)	1,320
LVIP American Balanced Allocation Standard Class	205,044	(59,920)	145,124	39,429
LVIP American Balanced Allocation Service Class	49,641	(5,122)	44,519	(1,031)
LVIP American Century VP Mid Cap Value RPM Service Class	209,887	(501,575)	(291,688)	115,401
LVIP American Global Growth Service Class II	810,081	(1,381,279)	(571,198)	1,974,658
LVIP American Global Small Capitalization Service Class II	—	(1,109,230)	(1,109,230)	2,085,962
LVIP American Growth Allocation Standard Class	16,272	(5,886)	10,386	2,961
LVIP American Growth Allocation Service Class	59,345	(6,374)	52,971	150
LVIP American Growth Service Class II	2,787,254	(4,834,968)	(2,047,714)	8,419,262
LVIP American Growth-Income Service Class II	2,618,778	(3,983,896)	(1,365,118)	9,186,597
LVIP American Income Allocation Standard Class	157	(9)	148	2
LVIP American International Service Class II	1,222,909	(2,380,758)	(1,157,849)	2,551,785
LVIP American Preservation Standard Class	1,405	(1,902)	(497)	191
LVIP American Preservation Service Class	1,588	(518)	1,070	96
LVIP AQR Enhanced Global Strategies Standard Class	272	(13)	259	(2)
LVIP AQR Enhanced Global Strategies Service Class	21,677	(2,864)	18,813	832
LVIP Baron Growth Opportunities Standard Class	2,108	(363)	1,745	61
LVIP Baron Growth Opportunities Service Class	318,017	(2,994,392)	(2,676,375)	10,763,891
LVIP BlackRock Emerging Markets RPM Standard Class	1,598	(1,314)	284	268
LVIP BlackRock Emerging Markets RPM Service Class	1,655,131	(2,303,547)	(648,416)	109,523
LVIP BlackRock Equity Dividend RPM Standard Class	5,042	(1,311)	3,731	234
LVIP BlackRock Equity Dividend RPM Service Class	5,481,440	(6,659,562)	(1,178,122)	3,447,191
LVIP BlackRock Global Allocation V.I. RPM Standard Class	2,988	(3,378)	(390)	6,144
LVIP BlackRock Global Allocation V.I. RPM Service Class	5,016,552	(9,840,506)	(4,823,954)	929,967
LVIP BlackRock Inflation Protected Bond Standard Class	7,152	(4,250)	2,902	(2,349)
LVIP BlackRock Inflation Protected Bond Service Class	7,481,771	(12,720,814)	(5,239,043)	(5,580,001)
LVIP BlackRock Multi-Asset Income Standard Class	3,413	(10)	3,403	—
LVIP BlackRock Multi-Asset Income Service Class	22,239	(2,089)	20,150	(2,348)
LVIP Capital Growth Service Class	—	(3,268,487)	(3,268,487)	21,666,549
LVIP Clarion Global Real Estate Standard Class	4,497	(174)	4,323	4
LVIP Clarion Global Real Estate Service Class	2,335,085	(1,747,549)	587,536	4,586,660
LVIP ClearBridge Variable Appreciation RPM Standard Class	819	(19)	800	—
LVIP ClearBridge Variable Appreciation RPM Service Class	542,569	(368,764)	173,805	35,778
LVIP Columbia Small-Mid Cap Growth RPM Service Class	—	(3,698,337)	(3,698,337)	150,723

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Invesco V.I. American Franchise Series I	$—	$134,394	$80,611	$177,558
Invesco V.I. American Franchise Series II	—	80,991	12,948	73,602
Invesco V.I. Balanced-Risk Allocation Series I	—	5	575	499
Invesco V.I. Balanced-Risk Allocation Series II	27,659	18,771	(9,950)	4,064
Invesco V.I. Comstock Series II	—	389	18,743	21,772
Invesco V.I. Core Equity Series I	41,323	584,731	45,686	573,635
Invesco V.I. Core Equity Series II	11,642	160,750	10,602	148,762
Invesco V.I. Diversified Dividend Series I	—	31	1,161	1,170
Invesco V.I. Diversified Dividend Series II	—	1,256	24,574	29,885
Invesco V.I. Equally-Weighted S&P 500 Series II	52,457	52,447	(12,724)	40,828
Invesco V.I. Equity and Income Series II	18,869	18,632	492	21,937
Invesco V.I. International Growth Series I	—	322,128	(343,271)	(20,015)
Invesco V.I. International Growth Series II	—	105,427	(476,316)	(345,433)
Ivy Funds VIP Asset Strategy Class A	—	(12,323)	(77,900)	(102,004)
Ivy Funds VIP Energy Class A	—	(2,292)	(163,143)	(168,068)
Ivy Funds VIP High Income Class A	—	(2,434)	(40,779)	(50,363)
Ivy Funds VIP Micro Cap Growth Class A	—	(163)	20,887	19,651
Ivy Funds VIP Mid Cap Growth Class A	—	(13)	17,605	16,222
Ivy Funds VIP Science and Technology Class A	—	218	13,526	9,705
Janus Aspen Balanced Service Class	453,897	1,051,921	66,797	1,096,256
Janus Aspen Enterprise Service Class	412,094	840,777	(184,140)	566,556
Janus Aspen Global Research Service Class	—	89,791	(22,651)	60,294
JPMIT Intrepid Mid Cap Class 1	—	—	2,819	2,747
JPMIT Intrepid Mid Cap Class 2	—	1,320	64,894	62,762
LVIP American Balanced Allocation Standard Class	318,503	357,932	(83,354)	419,702
LVIP American Balanced Allocation Service Class	25,226	24,195	(69,552)	(838)
LVIP American Century VP Mid Cap Value RPM Service Class	—	115,401	3,232,908	3,056,621
LVIP American Global Growth Service Class II	33,030	2,007,688	(983,581)	452,909
LVIP American Global Small Capitalization Service Class II	71,740	2,157,702	(1,042,023)	6,449
LVIP American Growth Allocation Standard Class	21,803	24,764	(5,409)	29,741
LVIP American Growth Allocation Service Class	20,316	20,466	(74,144)	(707)
LVIP American Growth Service Class II	184,995	8,604,257	11,136,362	17,692,905
LVIP American Growth-Income Service Class II	221,723	9,408,320	10,985,320	19,028,522
LVIP American Income Allocation Standard Class	71	73	(163)	58
LVIP American International Service Class II	195,972	2,747,757	(8,130,822)	(6,540,914)
LVIP American Preservation Standard Class	—	191	2,586	2,280
LVIP American Preservation Service Class	—	96	(1,093)	73
LVIP AQR Enhanced Global Strategies Standard Class	—	(2)	795	1,052
LVIP AQR Enhanced Global Strategies Service Class	—	832	(4,288)	15,357
LVIP Baron Growth Opportunities Standard Class	111	172	20,135	22,052
LVIP Baron Growth Opportunities Service Class	1,008,578	11,772,469	(4,010,858)	5,085,236
LVIP BlackRock Emerging Markets RPM Standard Class	—	268	(10,580)	(10,028)
LVIP BlackRock Emerging Markets RPM Service Class	—	109,523	(10,320,777)	(10,859,670)
LVIP BlackRock Equity Dividend RPM Standard Class	—	234	1,120	5,085
LVIP BlackRock Equity Dividend RPM Service Class	—	3,447,191	5,262,186	7,531,255
LVIP BlackRock Global Allocation V.I. RPM Standard Class	2,461	8,605	(10,640)	(2,425)
LVIP BlackRock Global Allocation V.I. RPM Service Class	5,602,223	6,532,190	(17,900,614)	(16,192,378)
LVIP BlackRock Inflation Protected Bond Standard Class	—	(2,349)	7,344	7,897
LVIP BlackRock Inflation Protected Bond Service Class	—	(5,580,001)	18,928,704	8,109,660
LVIP BlackRock Multi-Asset Income Standard Class	—	—	(4,108)	(705)
LVIP BlackRock Multi-Asset Income Service Class	—	(2,348)	(29,645)	(11,843)
LVIP Capital Growth Service Class	498,356	22,164,905	11,768,679	30,665,097
LVIP Clarion Global Real Estate Standard Class	—	4	4,678	9,005
LVIP Clarion Global Real Estate Service Class	—	4,586,660	6,445,217	11,619,413
LVIP ClearBridge Variable Appreciation RPM Standard Class	—	—	(1,317)	(517)
LVIP ClearBridge Variable Appreciation RPM Service Class	—	35,778	1,139,869	1,349,452
LVIP Columbia Small-Mid Cap Growth RPM Service Class	—	150,723	(15,599,269)	(19,146,883)

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2014

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP Delaware Bond Standard Class	$2,166,746	$(1,915,244)	$251,502	$1,237,874
LVIP Delaware Bond Service Class	44,922,517	(35,071,556)	9,850,961	5,435,348
LVIP Delaware Diversified Floating Rate Standard Class	17,891	(13,832)	4,059	600
LVIP Delaware Diversified Floating Rate Service Class	8,642,520	(12,945,643)	(4,303,123)	1,025,333
LVIP Delaware Foundation Aggressive Allocation Standard Class	163,466	(123,449)	40,017	374,289
LVIP Delaware Foundation Aggressive Allocation Service Class	395,294	(357,223)	38,071	1,297,096
LVIP Delaware Growth and Income Service Class	664,611	(710,485)	(45,874)	3,079,008
LVIP Delaware Social Awareness Standard Class	136,867	(150,876)	(14,009)	728,783
LVIP Delaware Social Awareness Service Class	732,641	(970,415)	(237,774)	4,137,668
LVIP Delaware Special Opportunities Service Class	503,536	(821,040)	(317,504)	1,628,911
LVIP Dimensional Non-U.S. Equity RPM Standard Class	59,464	(15,368)	44,096	7,120
LVIP Dimensional Non-U.S. Equity RPM Service Class	3,278,999	(2,338,258)	940,741	725,258
LVIP Dimensional U.S. Equity RPM Standard Class	45,235	(23,218)	22,017	25,233
LVIP Dimensional U.S. Equity RPM Service Class	2,108,475	(3,945,943)	(1,837,468)	4,502,915
LVIP Dimensional/Vanguard Total Bond Standard Class	79,067	(26,766)	52,301	1,473
LVIP Dimensional/Vanguard Total Bond Service Class	4,574,841	(4,664,544)	(89,703)	17,372
LVIP Franklin Mutual Shares RPM Standard Class	295	(34)	261	—
LVIP Franklin Mutual Shares RPM Service Class	996,009	(719,458)	276,551	251,703
LVIP Franklin Templeton Multi-Asset Opportunities Service Class	9,212	(1,109)	8,103	33
LVIP Global Income Service Class	2,023,616	(9,007,622)	(6,984,006)	188,253
LVIP Goldman Sachs Income Builder Standard Class	511	(21)	490	(1)
LVIP Goldman Sachs Income Builder Service Class	14,065	(1,346)	12,719	463
LVIP Invesco Diversified Equity Income RPM Service Class	153,119	(128,067)	25,052	(3,066)
LVIP Invesco V.I. Comstock RPM Standard Class	826	(24)	802	1
LVIP Invesco V.I. Comstock RPM Service Class	472,319	(495,644)	(23,325)	(11,712)
LVIP JPMorgan High Yield Service Class	5,889,571	(2,231,519)	3,658,052	2,528,701
LVIP JPMorgan Mid Cap Value RPM Standard Class	739	(226)	513	253
LVIP JPMorgan Mid Cap Value RPM Service Class	1,697,503	(4,276,059)	(2,578,556)	3,290,918
LVIP Managed Risk American Balanced Allocation Standard Class	11,193	(5,846)	5,347	8,069
LVIP Managed Risk American Balanced Allocation Service Class	59,220	(8,978)	50,242	467
LVIP Managed Risk American Growth Allocation Standard Class	16,887	(6,888)	9,999	5,539
LVIP Managed Risk American Growth Allocation Service Class	276,575	(36,162)	240,413	90
LVIP Managed Risk Profile 2010 Service Class	91,358	(98,908)	(7,550)	303,161
LVIP Managed Risk Profile 2020 Service Class	245,603	(261,825)	(16,222)	841,402
LVIP Managed Risk Profile 2030 Service Class	135,590	(145,262)	(9,672)	781,672
LVIP Managed Risk Profile 2040 Service Class	121,791	(102,829)	18,962	123,835
LVIP Managed Risk Profile Conservative Standard Class	660	(76)	584	(1)
LVIP Managed Risk Profile Conservative Service Class	21,360,055	(20,006,718)	1,353,337	13,541,162
LVIP Managed Risk Profile Growth Standard Class	82,441	(26,198)	56,243	5,155
LVIP Managed Risk Profile Growth Service Class	147,096,428	(113,696,198)	33,400,230	27,340,719
LVIP Managed Risk Profile Moderate Standard Class	11,367	(4,806)	6,561	3,292
LVIP Managed Risk Profile Moderate Service Class	111,592,048	(92,968,186)	18,623,862	35,921,394
LVIP MFS International Growth Standard Class	—	—	—	—
LVIP MFS International Growth Service Class	1,256,467	(2,009,990)	(753,523)	2,992,222
LVIP MFS International Growth RPM Service Class	510,982	(1,146,146)	(635,164)	(74,058)
LVIP MFS Value Standard Class	157	(2)	155	—
LVIP MFS Value Service Class	18,602,805	(10,089,971)	8,512,834	41,746,411
LVIP Mid-Cap Value Service Class	145,838	(1,701,025)	(1,555,187)	5,066,671
LVIP Mondrian International Value Standard Class	648,021	(292,270)	355,751	407,885
LVIP Mondrian International Value Service Class	11,822,716	(4,335,040)	7,487,676	6,033,922
LVIP Money Market Standard Class	9,229	(572,947)	(563,718)	—
LVIP Money Market Service Class	71,437	(4,561,620)	(4,490,183)	—
LVIP Multi-Manager Global Equity RPM Service Class	69,342	(25,755)	43,587	(1,907)
LVIP PIMCO Low Duration Bond Standard Class	558	(232)	326	24
LVIP PIMCO Low Duration Bond Service Class	241,664	(255,348)	(13,684)	20,312
LVIP SSgA Bond Index Standard Class	7,509	(2,181)	5,328	262
LVIP SSgA Bond Index Service Class	15,772,472	(16,878,636)	(1,106,164)	4,697,329
See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP Delaware Bond Standard Class	$568,766	$1,806,640	$2,753,512	$4,811,654
LVIP Delaware Bond Service Class	14,175,408	19,610,756	74,256,020	103,717,737
LVIP Delaware Diversified Floating Rate Standard Class	—	600	(12,688)	(8,029)
LVIP Delaware Diversified Floating Rate Service Class	—	1,025,333	(7,256,666)	(10,534,456)
LVIP Delaware Foundation Aggressive Allocation Standard Class	—	374,289	(223,290)	191,016
LVIP Delaware Foundation Aggressive Allocation Service Class	—	1,297,096	(845,337)	489,830
LVIP Delaware Growth and Income Service Class	2,249,669	5,328,677	(906,893)	4,375,910
LVIP Delaware Social Awareness Standard Class	461,151	1,189,934	(6,967)	1,168,958
LVIP Delaware Social Awareness Service Class	3,094,356	7,232,024	414,625	7,408,875
LVIP Delaware Special Opportunities Service Class	2,381,408	4,010,319	(876,566)	2,816,249
LVIP Dimensional Non-U.S. Equity RPM Standard Class	—	7,120	(281,256)	(230,040)
LVIP Dimensional Non-U.S. Equity RPM Service Class	—	725,258	(17,533,952)	(15,867,953)
LVIP Dimensional U.S. Equity RPM Standard Class	—	25,233	125,744	172,994
LVIP Dimensional U.S. Equity RPM Service Class	—	4,502,915	5,183,451	7,848,898
LVIP Dimensional/Vanguard Total Bond Standard Class	3,543	5,016	59,659	116,976
LVIP Dimensional/Vanguard Total Bond Service Class	235,233	252,605	6,216,243	6,379,145
LVIP Franklin Mutual Shares RPM Standard Class	—	—	(701)	(440)
LVIP Franklin Mutual Shares RPM Service Class	—	251,703	(1,338,204)	(809,950)
LVIP Franklin Templeton Multi-Asset Opportunities Service Class	—	33	(6,137)	1,999
LVIP Global Income Service Class	815,163	1,003,416	5,362,592	(617,998)
LVIP Goldman Sachs Income Builder Standard Class	—	(1)	(627)	(138)
LVIP Goldman Sachs Income Builder Service Class	—	463	(15,010)	(1,828)
LVIP Invesco Diversified Equity Income RPM Service Class	114,748	111,682	45,032	181,766
LVIP Invesco V.I. Comstock RPM Standard Class	—	1	(1,120)	(317)
LVIP Invesco V.I. Comstock RPM Service Class	—	(11,712)	412,271	377,234
LVIP JPMorgan High Yield Service Class	460,447	2,989,148	(5,529,496)	1,117,704
LVIP JPMorgan Mid Cap Value RPM Standard Class	—	253	2,322	3,088
LVIP JPMorgan Mid Cap Value RPM Service Class	—	3,290,918	15,380,348	16,092,710
LVIP Managed Risk American Balanced Allocation Standard Class	12,834	20,903	2,340	28,590
LVIP Managed Risk American Balanced Allocation Service Class	13,164	13,631	(49,763)	14,110
LVIP Managed Risk American Growth Allocation Standard Class	10,071	15,610	(13,997)	11,612
LVIP Managed Risk American Growth Allocation Service Class	16,744	16,834	(311,209)	(53,962)
LVIP Managed Risk Profile 2010 Service Class	—	303,161	(138,777)	156,834
LVIP Managed Risk Profile 2020 Service Class	—	841,402	(413,223)	411,957
LVIP Managed Risk Profile 2030 Service Class	—	781,672	(573,883)	198,117
LVIP Managed Risk Profile 2040 Service Class	—	123,835	(51,568)	91,229
LVIP Managed Risk Profile Conservative Standard Class	406	405	(1,039)	(50)
LVIP Managed Risk Profile Conservative Service Class	14,746,198	28,287,360	11,590,505	41,231,202
LVIP Managed Risk Profile Growth Standard Class	—	5,155	33,478	94,876
LVIP Managed Risk Profile Growth Service Class	—	27,340,719	48,761,138	109,502,087
LVIP Managed Risk Profile Moderate Standard Class	—	3,292	(16,677)	(6,824)
LVIP Managed Risk Profile Moderate Service Class	—	35,921,394	70,746,433	125,291,689
LVIP MFS International Growth Standard Class	—	—	(28)	(28)
LVIP MFS International Growth Service Class	—	2,992,222	(12,209,923)	(9,971,224)
LVIP MFS International Growth RPM Service Class	—	(74,058)	(6,025,563)	(6,734,785)
LVIP MFS Value Standard Class	—	—	(91)	64
LVIP MFS Value Service Class	—	41,746,411	23,777,637	74,036,882
LVIP Mid-Cap Value Service Class	—	5,066,671	552,967	4,064,451
LVIP Mondrian International Value Standard Class	—	407,885	(1,377,563)	(613,927)
LVIP Mondrian International Value Service Class	—	6,033,922	(25,279,583)	(11,757,985)
LVIP Money Market Standard Class	—	—	—	(563,718)
LVIP Money Market Service Class	—	—	—	(4,490,183)
LVIP Multi-Manager Global Equity RPM Service Class	5,709	3,802	(160,299)	(112,910)
LVIP PIMCO Low Duration Bond Standard Class	122	146	(905)	(433)
LVIP PIMCO Low Duration Bond Service Class	72,078	92,390	(442,278)	(363,572)
LVIP SSgA Bond Index Standard Class	199	461	4,036	9,825
LVIP SSgA Bond Index Service Class	479,503	5,176,832	32,117,307	36,187,975

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2014

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP SSgA Conservative Index Allocation Service Class	$942,477	$(990,779)	$(48,302)	$981,696
LVIP SSgA Conservative Structured Allocation Standard Class	4,038	(51)	3,987	—
LVIP SSgA Conservative Structured Allocation Service Class	4,158,974	(3,229,445)	929,529	2,510,062
LVIP SSgA Developed International 150 Standard Class	6,958	(994)	5,964	309
LVIP SSgA Developed International 150 Service Class	4,443,239	(2,533,971)	1,909,268	6,050,203
LVIP SSgA Emerging Markets 100 Standard Class	14,066	(3,017)	11,049	(253)
LVIP SSgA Emerging Markets 100 Service Class	4,746,963	(2,956,988)	1,789,975	(1,207,497)
LVIP SSgA Global Tactical Allocation RPM Standard Class	4,993	(1,855)	3,138	4,196
LVIP SSgA Global Tactical Allocation RPM Service Class	17,697,672	(13,922,392)	3,775,280	7,010,893
LVIP SSgA International Index Standard Class	9,277	(1,958)	7,319	566
LVIP SSgA International Index Service Class	7,048,730	(4,912,079)	2,136,651	7,733,940
LVIP SSgA International RPM Service Class	314,767	(133,680)	181,087	(24,731)
LVIP SSgA Large Cap 100 Standard Class	38,840	(14,787)	24,053	13,987
LVIP SSgA Large Cap 100 Service Class	6,933,531	(5,335,344)	1,598,187	26,752,256
LVIP SSgA Large Cap RPM Standard Class	29	(11)	18	35
LVIP SSgA Large Cap RPM Service Class	1,807,037	(967,957)	839,080	475,649
LVIP SSgA Moderate Index Allocation Service Class	3,406,217	(3,131,070)	275,147	2,873,583
LVIP SSgA Moderate Structured Allocation Service Class	20,494,013	(14,391,351)	6,102,662	13,251,053
LVIP SSgA Moderately Aggressive Index Allocation Service Class	3,135,204	(2,737,333)	397,871	2,613,147
LVIP SSgA Moderately Aggressive Structured Allocation Service Class	11,290,967	(7,204,796)	4,086,171	5,832,320
LVIP SSgA S&P 500 Index Standard Class	663,082	(525,496)	137,586	874,856
LVIP SSgA S&P 500 Index Service Class	13,747,451	(14,051,563)	(304,112)	52,286,315
LVIP SSgA Small-Cap Index Standard Class	10,780	(8,336)	2,444	7,270
LVIP SSgA Small-Cap Index Service Class	1,614,817	(4,642,532)	(3,027,715)	14,451,607
LVIP SSgA Small-Cap RPM Standard Class	887	(557)	330	6
LVIP SSgA Small-Cap RPM Service Class	755,387	(990,363)	(234,976)	(7,490)
LVIP SSgA Small-Mid Cap 200 Standard Class	48,365	(11,899)	36,466	22
LVIP SSgA Small-Mid Cap 200 Service Class	3,393,828	(1,848,514)	1,545,314	3,838,661
LVIP T. Rowe Price Growth Stock Standard Class	—	(72)	(72)	1
LVIP T. Rowe Price Growth Stock Service Class	—	(2,980,986)	(2,980,986)	19,296,185
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class	6,395	(50,500)	(44,105)	264,332
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class	—	(1,455,496)	(1,455,496)	6,363,952
LVIP Templeton Growth RPM Service Class	7,403,312	(8,472,783)	(1,069,471)	5,602,400
LVIP UBS Large Cap Growth RPM Standard Class	—	(43,469)	(43,469)	101,946
LVIP UBS Large Cap Growth RPM Service Class	—	(3,519,868)	(3,519,868)	6,592,198
LVIP Vanguard Domestic Equity ETF Standard Class	7,952	(4,764)	3,188	6,795
LVIP Vanguard Domestic Equity ETF Service Class	1,516,221	(1,465,091)	51,130	4,613,582
LVIP Vanguard International Equity ETF Standard Class	7,892	(4,149)	3,743	552
LVIP Vanguard International Equity ETF Service Class	985,494	(784,351)	201,143	548,168
LVIP VIP Contrafund RPM Standard Class	11,855	(2,175)	9,680	738
LVIP VIP Contrafund RPM Service Class	6,441,707	(3,085,403)	3,356,304	873,190
LVIP VIP Mid Cap RPM Service Class	90,502	(44,999)	45,503	4,349
Lord Abbett Series Fund Bond Debenture Class VC	63,445	(3,274)	60,171	(1,521)
Lord Abbett Series Fund Developing Growth Class VC	—	(2,571)	(2,571)	13,062
Lord Abbett Series Fund Fundamental Equity Class VC	73,217	(159,028)	(85,811)	553,239
Lord Abbett Series Fund Short Duration Income Class VC	49,794	(7,453)	42,341	(357)
MFS VIT Core Equity Service Class	14,074	(42,887)	(28,813)	215,951
MFS VIT Growth Initial Class	3,376	(46,252)	(42,876)	133,610
MFS VIT Growth Service Class	—	(652,348)	(652,348)	2,831,016
MFS VIT Total Return Initial Class	174,044	(136,764)	37,280	425,927
MFS VIT Total Return Service Class	216	(133)	83	96
MFS VIT Utilities Initial Class	231,588	(157,803)	73,785	531,519
MFS VIT Utilities Service Class	4,383,213	(3,703,742)	679,471	10,678,865
MFS VIT II International Value Initial Class	—	(2)	(2)	—
MFS VIT II International Value Service Class	10,132	(5,324)	4,808	(238)
Morgan Stanley UIF Capital Growth Class II	—	(17,469)	(17,469)	185,296
NB AMT Mid Cap Growth I Class	—	(11)	(11)	310

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP SSgA Conservative Index Allocation Service Class	$392,145	$1,373,841	$225,883	$1,551,422
LVIP SSgA Conservative Structured Allocation Standard Class	53	53	(3,126)	914
LVIP SSgA Conservative Structured Allocation Service Class	2,423,244	4,933,306	470,302	6,333,137
LVIP SSgA Developed International 150 Standard Class	4,143	4,452	(25,780)	(15,364)
LVIP SSgA Developed International 150 Service Class	2,870,394	8,920,597	(12,049,074)	(1,219,209)
LVIP SSgA Emerging Markets 100 Standard Class	—	(253)	(31,758)	(20,962)
LVIP SSgA Emerging Markets 100 Service Class	—	(1,207,497)	(8,783,047)	(8,200,569)
LVIP SSgA Global Tactical Allocation RPM Standard Class	—	4,196	(3,179)	4,155
LVIP SSgA Global Tactical Allocation RPM Service Class	—	7,010,893	3,528,745	14,314,918
LVIP SSgA International Index Standard Class	—	566	(32,669)	(24,784)
LVIP SSgA International Index Service Class	—	7,733,940	(31,824,303)	(21,953,712)
LVIP SSgA International RPM Service Class	—	(24,731)	(1,356,738)	(1,200,382)
LVIP SSgA Large Cap 100 Standard Class	50,810	64,797	79,505	168,355
LVIP SSgA Large Cap 100 Service Class	10,331,829	37,084,085	3,433,563	42,115,835
LVIP SSgA Large Cap RPM Standard Class	—	35	51	104
LVIP SSgA Large Cap RPM Service Class	—	475,649	1,754,042	3,068,771
LVIP SSgA Moderate Index Allocation Service Class	622,707	3,496,290	437,479	4,208,916
LVIP SSgA Moderate Structured Allocation Service Class	7,418,485	20,669,538	2,740,042	29,512,242
LVIP SSgA Moderately Aggressive Index Allocation Service Class	623,666	3,236,813	(344,462)	3,290,222
LVIP SSgA Moderately Aggressive Structured Allocation Service Class	4,759,268	10,591,588	(1,573,270)	13,104,489
LVIP SSgA S&P 500 Index Standard Class	276,320	1,151,176	2,632,691	3,921,453
LVIP SSgA S&P 500 Index Service Class	6,558,103	58,844,418	30,849,498	89,389,804
LVIP SSgA Small-Cap Index Standard Class	32,716	39,986	16,603	59,033
LVIP SSgA Small-Cap Index Service Class	7,227,976	21,679,583	(12,118,730)	6,533,138
LVIP SSgA Small-Cap RPM Standard Class	—	6	(981)	(645)
LVIP SSgA Small-Cap RPM Service Class	—	(7,490)	(501,180)	(743,646)
LVIP SSgA Small-Mid Cap 200 Standard Class	53,120	53,142	(42,227)	47,381
LVIP SSgA Small-Mid Cap 200 Service Class	4,275,191	8,113,852	(7,141,932)	2,517,234
LVIP T. Rowe Price Growth Stock Standard Class	—	1	1,674	1,603
LVIP T. Rowe Price Growth Stock Service Class	—	19,296,185	(6,050,278)	10,264,921
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class	153,108	417,440	(126,151)	247,184
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class	4,997,841	11,361,793	(1,699,123)	8,207,174
LVIP Templeton Growth RPM Service Class	—	5,602,400	(28,697,032)	(24,164,103)
LVIP UBS Large Cap Growth RPM Standard Class	—	101,946	14,988	73,465
LVIP UBS Large Cap Growth RPM Service Class	—	6,592,198	4,555,170	7,627,500
LVIP Vanguard Domestic Equity ETF Standard Class	1,380	8,175	30,200	41,563
LVIP Vanguard Domestic Equity ETF Service Class	300,450	4,914,032	3,837,911	8,803,073
LVIP Vanguard International Equity ETF Standard Class	—	552	(25,731)	(21,436)
LVIP Vanguard International Equity ETF Service Class	—	548,168	(4,389,129)	(3,639,818)
LVIP VIP Contrafund RPM Standard Class	—	738	1,321	11,739
LVIP VIP Contrafund RPM Service Class	—	873,190	4,185,437	8,414,931
LVIP VIP Mid Cap RPM Service Class	—	4,349	27,292	77,144
Lord Abbett Series Fund Bond Debenture Class VC	31,021	29,500	(93,577)	(3,906)
Lord Abbett Series Fund Developing Growth Class VC	1,435	14,497	39,265	51,191
Lord Abbett Series Fund Fundamental Equity Class VC	2,885,324	3,438,563	(2,365,315)	987,437
Lord Abbett Series Fund Short Duration Income Class VC	—	(357)	(58,084)	(16,100)
MFS VIT Core Equity Service Class	—	215,951	35,829	222,967
MFS VIT Growth Initial Class	215,416	349,026	(72,189)	233,961
MFS VIT Growth Service Class	3,138,956	5,969,972	(2,140,371)	3,177,253
MFS VIT Total Return Initial Class	242,239	668,166	(69,890)	635,556
MFS VIT Total Return Service Class	334	430	(46)	467
MFS VIT Utilities Initial Class	406,143	937,662	167,061	1,178,508
MFS VIT Utilities Service Class	8,448,680	19,127,545	3,247,512	23,054,528
MFS VIT II International Value Initial Class	—	—	(508)	(510)
MFS VIT II International Value Service Class	—	(238)	(29,198)	(24,628)
Morgan Stanley UIF Capital Growth Class II	133,951	319,247	(206,655)	95,123
NB AMT Mid Cap Growth I Class	—	310	—	299

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2014

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
NB AMT Mid Cap Intrinsic Value I Class	$403,346	$(642,924)	$(239,578)	$2,116,512
Oppenheimer Global Fund/VA Service Class	74,720	(84,270)	(9,550)	267,778
Oppenheimer International Growth Fund/VA Non-Service Class	—	(455)	(455)	48
Oppenheimer International Growth Fund/VA Service Class	—	(3,882)	(3,882)	(392)
Oppenheimer Main Street Small Cap Fund/VA Non-Service Class	—	(1,459)	(1,459)	1,846
PIMCO VIT All Asset All Authority Advisor Class	28,619	(2,480)	26,139	(179)
PIMCO VIT All Asset All Authority Institutional Class	3,559	(54)	3,505	(1)
PIMCO VIT CommodityRealReturn Strategy Advisor Class	35,473	(202,182)	(166,709)	(883,622)
PIMCO VIT CommodityRealReturn Strategy Institutional Class	9	(4)	5	—
PIMCO VIT Emerging Markets Bond Advisor Class	10,681	(2,369)	8,312	(4,933)
PIMCO VIT Unconstrained Bond Advisor Class	1,663	(1,549)	114	215
Putnam VT Absolute Return 500 Class IB	—	(2,703)	(2,703)	833
Putnam VT Global Health Care Class IB	15,415	(87,986)	(72,571)	462,153
Putnam VT Growth & Income Class IB	23,497	(28,758)	(5,261)	51,774
SIPT VP Market Growth Strategy Class III	6,053	(548)	5,505	(1,926)
SIPT VP Market Plus Strategy Class III	24,831	(1,965)	22,866	1
Templeton Foreign VIP Class 1	—	(20)	(20)	(1)
Templeton Foreign VIP Class 4	—	(2,006)	(2,006)	(339)
Templeton Global Bond VIP Class 1	—	(497)	(497)	(51)
Templeton Global Bond VIP Class 2	25,355,192	(7,987,145)	17,368,047	4,620,821
Templeton Global Bond VIP Class 4	—	(9,029)	(9,029)	(270)
Templeton Growth VIP Class 2	614,769	(768,541)	(153,772)	2,261,046
Transparent Value Directional Allocation VI Class I	—	(70)	(70)	(1,665)
Transparent Value Directional Allocation VI Class II	—	(13,719)	(13,719)	(4,181)
UIF Global Infrastructure Class I	—	(71)	(71)	(1)
UIF Global Infrastructure Class II	—	(3,728)	(3,728)	(6,188)
Van Eck VIP Global Hard Assets Class S	—	(1,979)	(1,979)	(1,050)
Van Eck VIP Global Hard Assets Initial Class	—	(149)	(149)	(15)
Virtus VIT Multi-Sector Fixed Income Class A	33,830	(3,546)	30,284	(792)
Virtus VIT Premium AlphaSector Class A	—	(5,592)	(5,592)	(498)
Virtus VIT Premium AlphaSector Class I	—	(116)	(116)	—

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
NB AMT Mid Cap Intrinsic Value I Class	$1,068,438	$3,184,950	$1,352,723	$4,298,095
Oppenheimer Global Fund/VA Service Class	393,143	660,921	(555,233)	96,138
Oppenheimer International Growth Fund/VA Non-Service Class	—	48	5,749	5,342
Oppenheimer International Growth Fund/VA Service Class	—	(392)	(49,541)	(53,815)
Oppenheimer Main Street Small Cap Fund/VA Non-Service Class	—	1,846	33,711	34,098
PIMCO VIT All Asset All Authority Advisor Class	414	235	(73,457)	(47,083)
PIMCO VIT All Asset All Authority Institutional Class	34	33	(6,395)	(2,857)
PIMCO VIT CommodityRealReturn Strategy Advisor Class	—	(883,622)	(1,830,700)	(2,881,031)
PIMCO VIT CommodityRealReturn Strategy Institutional Class	—	—	(686)	(681)
PIMCO VIT Emerging Markets Bond Advisor Class	14,224	9,291	(55,996)	(38,393)
PIMCO VIT Unconstrained Bond Advisor Class	—	215	(840)	(511)
Putnam VT Absolute Return 500 Class IB	—	833	17,762	15,892
Putnam VT Global Health Care Class IB	558,872	1,021,025	277,909	1,226,363
Putnam VT Growth & Income Class IB	—	51,774	105,087	151,600
SIPT VP Market Growth Strategy Class III	52	(1,874)	(4,026)	(395)
SIPT VP Market Plus Strategy Class III	34	35	(24,866)	(1,965)
Templeton Foreign VIP Class 1	—	(1)	(1,837)	(1,858)
Templeton Foreign VIP Class 4	—	(339)	(50,461)	(52,806)
Templeton Global Bond VIP Class 1	—	(51)	(8,149)	(8,697)
Templeton Global Bond VIP Class 2	—	4,620,821	(20,335,347)	1,653,521
Templeton Global Bond VIP Class 4	—	(270)	(43,870)	(53,169)
Templeton Growth VIP Class 2	—	2,261,046	(3,890,776)	(1,783,502)
Transparent Value Directional Allocation VI Class I	—	(1,665)	(836)	(2,571)
Transparent Value Directional Allocation VI Class II	—	(4,181)	(259,213)	(277,113)
UIF Global Infrastructure Class I	—	(1)	(808)	(880)
UIF Global Infrastructure Class II	—	(6,188)	9,356	(560)
Van Eck VIP Global Hard Assets Class S	—	(1,050)	(131,694)	(134,723)
Van Eck VIP Global Hard Assets Initial Class	—	(15)	(28,642)	(28,806)
Virtus VIT Multi-Sector Fixed Income Class A	—	(792)	(60,270)	(30,778)
Virtus VIT Premium AlphaSector Class A	195,979	195,481	(237,308)	(47,419)
Virtus VIT Premium AlphaSector Class I	10,606	10,606	(12,319)	(1,829)

Lincoln Life Variable Annuity Account N

Statements of changes in net assets

Years Ended December 31, 2013 and 2014

	ABVPSF Global Thematic Growth Class B Subaccount	ABVPSF Growth and Income Class B Subaccount	ABVPSF International Value Class B Subaccount	ABVPSF Large Cap Growth Class B Subaccount	ABVPSF Small/Mid Cap Value Class A Subaccount	ABVPSF Small/Mid Cap Value Class B Subaccount	Alps|Alerian Energy Infrastructure Class I Subaccount
NET ASSETS AT JANUARY 1, 2013	$24,004,879	$150,854,074	$197,847,060	$8,789,778	$—	$143,146,719	$—
Changes From Operations:
• Net investment income (loss)	(427,840)	877,981	3,195,649	(151,018)	—	(2,076,275)	—
• Net realized gain (loss) on investments	620,618	34,702,592	(9,882,657)	644,988	—	21,082,620	—
• Net change in unrealized appreciation or depreciation on investments	5,084,857	(11,084,075)	26,198,610	2,305,479	—	32,641,063	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,277,635	24,496,498	19,511,602	2,799,449	—	51,647,408	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,309,649	486,755	1,031,799	219,016	—	11,200,984	—
• Contract withdrawals and transfers to annuity reserves	(2,371,144)	(7,843,360)	(5,248,646)	(1,415,850)	—	(16,576,678)	—
• Contract transfers	2,063,822	(167,989,010)	(213,141,687)	(237,959)	—	15,706,809	—
	1,002,327	(175,345,615)	(217,358,534)	(1,434,793)	—	10,331,115	—
Annuity Reserves:
• Annuity Payments	—	(4,957)	—	—	—	(5,842)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	10	—
	—	(4,957)	—	—	—	(5,832)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,002,327	(175,350,572)	(217,358,534)	(1,434,793)	—	10,325,283	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,279,962	(150,854,074)	(197,846,932)	1,364,656	—	61,972,691	—
NET ASSETS AT DECEMBER 31, 2013	30,284,841	—	128	10,154,434	—	205,119,410	—
Changes From Operations:
• Net investment income (loss)	(476,185)	339	45	(160,425)	56	(2,269,239)	300
• Net realized gain (loss) on investments	1,600,691	(2,353)	3	724,488	2,187	34,663,855	283
• Net change in unrealized appreciation or depreciation on investments	(228,100)	—	(147)	561,463	(855)	(19,170,127)	(3,754)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	896,406	(2,014)	(99)	1,125,526	1,388	13,224,489	(3,171)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,611,110	1,690	1,984	65,198	54,104	10,245,926	120,376
• Contract withdrawals and transfers to annuity reserves	(2,643,122)	(65)	(3,544)	(1,202,066)	—	(19,783,409)	—
• Contract transfers	(1,456,330)	389	6,630	290,296	2,333	(14,528,471)	—
	(2,488,342)	2,014	5,070	(846,572)	56,437	(24,065,954)	120,376
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(7,812)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	(458)	—
	—	—	—	—	—	(8,270)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,488,342)	2,014	5,070	(846,572)	56,437	(24,074,224)	120,376
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,591,936)	—	4,971	278,954	57,825	(10,849,735)	117,205
NET ASSETS AT DECEMBER 31, 2014	$28,692,905	$—	$5,099	$10,433,388	$57,825	$194,269,675	$117,205

See accompanying notes.

	Alps|Alerian Energy Infrastructure Class III Subaccount	Alps|Stadion Tactical Defensive Class I Subaccount	Alps|Stadion Tactical Defensive Class III Subaccount	American Century VP Inflation Protection Class II Subaccount	American Funds Asset Allocation Class 1 Subaccount	American Funds Asset Allocation Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2013	$—	$—	$—	$473,044,643	$—	$—
Changes From Operations:
• Net investment income (loss)	—	—	—	(659,742)	5,349	—
• Net realized gain (loss) on investments	—	—	—	33,539,481	260	—
• Net change in unrealized appreciation or depreciation on investments	—	—	—	(42,745,360)	44,336	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	—	—	(9,865,621)	49,945	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	—	—	1,821,974	554,131	—
• Contract withdrawals and transfers to annuity reserves	—	—	—	(20,116,289)	(6,763)	—
• Contract transfers	—	—	—	(444,879,482)	—	—
	—	—	—	(463,173,797)	547,368	—
Annuity Reserves:
• Annuity Payments	—	—	—	(5,225)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	(5,225)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	—	—	(463,179,022)	547,368	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	—	(473,044,643)	597,313	—
NET ASSETS AT DECEMBER 31, 2013	—	—	—	—	597,313	—
Changes From Operations:
• Net investment income (loss)	(3,413)	(2)	(1,701)	916	6,862	51,711
• Net realized gain (loss) on investments	3,844	—	(286)	2,057	40,813	(769)
• Net change in unrealized appreciation or depreciation on investments	(48,092)	(500)	17,706	—	(13,407)	16,813
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(47,661)	(502)	15,719	2,973	34,268	67,755
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,845,768	82,406	514,097	306	473,070	4,778,934
• Contract withdrawals and transfers to annuity reserves	(13,106)	—	(1,353)	(791)	(28,649)	(35,744)
• Contract transfers	136,366	—	236,409	(2,488)	7,364	225,682
	1,969,028	82,406	749,153	(2,973)	451,785	4,968,872
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,969,028	82,406	749,153	(2,973)	451,785	4,968,872
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,921,367	81,904	764,872	—	486,053	5,036,627
NET ASSETS AT DECEMBER 31, 2014	$1,921,367	$81,904	$764,872	$—	$1,083,366	$5,036,627

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	American Funds Blue Chip Income and Growth Class 1 Subaccount	American Funds Blue Chip Income and Growth Class 4 Subaccount	American Funds Bond Class 1 Subaccount	American Funds Capital Income Builder Class 1 Subaccount	American Funds Capital Income Builder Class 4 Subaccount	American Funds Global Balanced Class 1 Subaccount	American Funds Global Bond Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2013	$545,963	$—	$97,818	$—	$—	$29,698	$289,169
Changes From Operations:
• Net investment income (loss)	8,490	—	10,573	—	—	2,653	(5,731)
• Net realized gain (loss) on investments	17,181	—	2,290	—	—	4,117	2,179
• Net change in unrealized appreciation or depreciation on investments	171,868	—	(17,951)	—	—	6,083	(6,939)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	197,539	—	(5,088)	—	—	12,853	(10,491)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	308,772	—	700,753	—	—	376,545	699,525
• Contract withdrawals and transfers to annuity reserves	(26,605)	—	(5,607)	—	—	(2,193)	(50,522)
• Contract transfers	(54,016)	—	30,964	—	—	(180,822)	170,269
	228,151	—	726,110	—	—	193,530	819,272
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	228,151	—	726,110	—	—	193,530	819,272
TOTAL INCREASE (DECREASE) IN NET ASSETS	425,690	—	721,022	—	—	206,383	808,781
NET ASSETS AT DECEMBER 31, 2013	971,653	—	818,840	—	—	236,081	1,097,950
Changes From Operations:
• Net investment income (loss)	53,468	57,015	28,309	248	12,150	1,631	13,041
• Net realized gain (loss) on investments	42,665	82	1,627	(192)	4,761	11,976	13,188
• Net change in unrealized appreciation or depreciation on investments	101,896	(13,282)	35,154	(527)	(58,919)	(10,222)	(24,709)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	198,029	43,815	65,090	(471)	(42,008)	3,385	1,520
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,167,910	2,851,291	1,185,535	153,832	3,412,204	228,538	559,284
• Contract withdrawals and transfers to annuity reserves	(89,077)	(22,192)	(43,156)	—	(15,355)	(123,418)	(39,208)
• Contract transfers	80,302	76,279	2,239	(36,158)	(90,671)	(200)	29,490
	1,159,135	2,905,378	1,144,618	117,674	3,306,178	104,920	549,566
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,159,135	2,905,378	1,144,618	117,674	3,306,178	104,920	549,566
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,357,164	2,949,193	1,209,708	117,203	3,264,170	108,305	551,086
NET ASSETS AT DECEMBER 31, 2014	$2,328,817	$2,949,193	$2,028,548	$117,203	$3,264,170	$344,386	$1,649,036
See accompanying notes.

	American Funds Global Discovery Class 1 Subaccount	American Funds Global Growth Class 1 Subaccount	American Funds Global Growth Class 2 Subaccount	American Funds Global Growth Class 4 Subaccount	American Funds Global Growth and Income Class 1 Subaccount	American Funds Global Small Capitalization Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2013	$26,800	$7,558	$294,366,132	$—	$—	$—
Changes From Operations:
• Net investment income (loss)	93	1,370	(992,758)	—	4,094	(241)
• Net realized gain (loss) on investments	6,564	528	15,061,326	—	129	210
• Net change in unrealized appreciation or depreciation on investments	(924)	19,171	60,136,168	—	6,264	12,493
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,733	21,069	74,204,736	—	10,487	12,462
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,500	88,850	5,274,585	—	161,862	161,604
• Contract withdrawals and transfers to annuity reserves	(96)	(1,722)	(30,127,452)	—	(1,490)	(818)
• Contract transfers	(34,937)	64,915	(14,887,557)	—	(1,691)	(1,927)
	(32,533)	152,043	(39,740,424)	—	158,681	158,859
Annuity Reserves:
• Annuity Payments	—	—	(15,986)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	244	—	—	—
	—	—	(15,742)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(32,533)	152,043	(39,756,166)	—	158,681	158,859
TOTAL INCREASE (DECREASE) IN NET ASSETS	(26,800)	173,112	34,448,570	—	169,168	171,321
NET ASSETS AT DECEMBER 31, 2013	—	180,670	328,814,702	—	169,168	171,321
Changes From Operations:
• Net investment income (loss)	—	5,755	(1,301,252)	8,631	15,086	(965)
• Net realized gain (loss) on investments	—	49,264	45,337,066	53	767	1,815
• Net change in unrealized appreciation or depreciation on investments	—	(43,569)	(41,853,807)	(6,679)	627	(10,951)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	11,450	2,182,007	2,005	16,480	(10,101)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	747,910	5,311,635	1,603,323	379,753	473,133
• Contract withdrawals and transfers to annuity reserves	—	(18,917)	(32,707,582)	(5,014)	(16,573)	(15,782)
• Contract transfers	—	8,754	(3,508,863)	107,309	(7,299)	28,703
	—	737,747	(30,904,810)	1,705,618	355,881	486,054
Annuity Reserves:
• Annuity Payments	—	—	(19,003)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(2,063)	—	—	—
	—	—	(21,066)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	737,747	(30,925,876)	1,705,618	355,881	486,054
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	749,197	(28,743,869)	1,707,623	372,361	475,953
NET ASSETS AT DECEMBER 31, 2014	$—	$929,867	$300,070,833	$1,707,623	$541,529	$647,274

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	American Funds Global Small Capitalization Class 2 Subaccount	American Funds Global Small Capitalization Class 4 Subaccount	American Funds Growth Class 1 Subaccount	American Funds Growth Class 2 Subaccount	American Funds Growth Class 4 Subaccount	American Funds Growth-Income Class 1 Subaccount	American Funds Growth-Income Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2013	$412,911,878	$—	$181,628	$1,577,540,044	$—	$7,525	$1,889,206,205
Changes From Operations:
• Net investment income (loss)	(1,940,529)	—	5,747	(11,742,666)	—	7,864	(2,960,510)
• Net realized gain (loss) on investments	14,626,969	—	7,161	90,372,068	—	992	89,524,209
• Net change in unrealized appreciation or depreciation on investments	91,343,481	—	164,673	326,110,704	—	64,741	467,879,436
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	104,029,921	—	177,581	404,740,106	—	73,597	554,443,135
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	14,118,150	—	1,077,201	18,400,118	—	718,918	40,189,218
• Contract withdrawals and transfers to annuity reserves	(38,010,305)	—	(19,504)	(178,513,606)	—	(6,744)	(204,168,759)
• Contract transfers	(24,268,325)	—	437,982	(108,788,075)	—	64,294	(110,351,787)
	(48,160,480)	—	1,495,679	(268,901,563)	—	776,468	(274,331,328)
Annuity Reserves:
• Annuity Payments	(10,431)	—	—	(100,220)	—	—	(236,955)
• Receipt (reimbursement) of mortality guarantee adjustments	4,993	—	—	1,678	—	—	8,728
	(5,438)	—	—	(98,542)	—	—	(228,227)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(48,165,918)	—	1,495,679	(269,000,105)	—	776,468	(274,559,555)
TOTAL INCREASE (DECREASE) IN NET ASSETS	55,864,003	—	1,673,260	135,740,001	—	850,065	279,883,580
NET ASSETS AT DECEMBER 31, 2013	468,775,881	—	1,854,888	1,713,280,045	—	857,590	2,169,089,785
Changes From Operations:
• Net investment income (loss)	(5,357,906)	(1,767)	31,126	(14,191,901)	38,794	23,506	(4,494,261)
• Net realized gain (loss) on investments	20,225,927	(289)	169,311	181,054,934	(2,668)	95,444	226,867,860
• Net change in unrealized appreciation or depreciation on investments	(10,320,455)	(2,686)	81,462	(61,422,605)	140,430	77,684	(39,670,371)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,547,566	(4,742)	281,899	105,440,428	176,556	196,634	182,703,228
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	14,033,196	1,067,142	3,275,982	17,123,858	6,610,797	1,798,304	43,501,878
• Contract withdrawals and transfers to annuity reserves	(45,910,478)	(4,396)	(170,878)	(193,981,259)	(28,635)	(47,820)	(244,589,731)
• Contract transfers	2,673,237	47,349	(32,014)	(59,539,575)	626,377	112,735	(79,261,243)
	(29,204,045)	1,110,095	3,073,090	(236,396,976)	7,208,539	1,863,219	(280,349,096)
Annuity Reserves:
• Annuity Payments	(14,842)	—	—	(116,009)	—	—	(252,611)
• Receipt (reimbursement) of mortality guarantee adjustments	2,341	—	—	(2,324)	—	—	4,284
	(12,501)	—	—	(118,333)	—	—	(248,327)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(29,216,546)	1,110,095	3,073,090	(236,515,309)	7,208,539	1,863,219	(280,597,423)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,668,980)	1,105,353	3,354,989	(131,074,881)	7,385,095	2,059,853	(97,894,195)
NET ASSETS AT DECEMBER 31, 2014	$444,106,901	$1,105,353	$5,209,877	$1,582,205,164	$7,385,095	$2,917,443	$2,071,195,590

See accompanying notes.

	American Funds Growth-Income Class 4 Subaccount	American Funds High-Income Bond Class 1 Subaccount	American Funds International Class 1 Subaccount	American Funds International Class 2 Subaccount	American Funds International Class 4 Subaccount	American Funds International Growth and Income Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2013	$—	$170,366	$165,249	$700,805,428	$—	$—
Changes From Operations:
• Net investment income (loss)	—	18,315	2,481	(1,058,776)	—	16,062
• Net realized gain (loss) on investments	—	(500)	3,132	14,268,499	—	12,384
• Net change in unrealized appreciation or depreciation on investments	—	(6,213)	44,867	119,788,911	—	23,283
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	11,602	50,480	132,998,634	—	51,729
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	176,892	270,865	31,079,679	—	521,171
• Contract withdrawals and transfers to annuity reserves	—	(32,800)	(7,363)	(68,347,820)	—	(11,143)
• Contract transfers	—	24,487	(12,615)	(18,070,762)	—	256,305
	—	168,579	250,887	(55,338,903)	—	766,333
Annuity Reserves:
• Annuity Payments	—	—	—	(29,205)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	1,240	—	—
	—	—	—	(27,965)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	168,579	250,887	(55,366,868)	—	766,333
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	180,181	301,367	77,631,766	—	818,062
NET ASSETS AT DECEMBER 31, 2013	—	350,547	466,616	778,437,194	—	818,062
Changes From Operations:
• Net investment income (loss)	37,063	36,633	22,878	(662,899)	30,517	35,327
• Net realized gain (loss) on investments	(874)	(297)	5,239	18,683,051	(474)	13,389
• Net change in unrealized appreciation or depreciation on investments	5,850	(46,914)	(96,868)	(48,449,796)	(84,930)	(116,677)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	42,039	(10,578)	(68,751)	(30,429,644)	(54,887)	(67,961)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4,442,491	418,925	1,606,949	30,722,949	2,764,930	832,396
• Contract withdrawals and transfers to annuity reserves	(10,255)	(26,487)	(40,100)	(77,819,518)	(9,786)	(77,489)
• Contract transfers	98,133	45,342	43,920	28,695,581	326,968	28,903
	4,530,369	437,780	1,610,769	(18,400,988)	3,082,112	783,810
Annuity Reserves:
• Annuity Payments	—	—	—	(32,752)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	757	—	—
	—	—	—	(31,995)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	4,530,369	437,780	1,610,769	(18,432,983)	3,082,112	783,810
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,572,408	427,202	1,542,018	(48,862,627)	3,027,225	715,849
NET ASSETS AT DECEMBER 31, 2014	$4,572,408	$777,749	$2,008,634	$729,574,567	$3,027,225	$1,533,911

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	American Funds Managed Risk Asset Allocation Class P1 Subaccount	American Funds Managed Risk Asset Allocation Class P2 Subaccount	American Funds Managed Risk Blue Chip Income and Growth Class P1 Subaccount	American Funds Managed Risk Growth Class P1 Subaccount	American Funds Managed Risk Growth-Income Class P1 Subaccount	American Funds Managed Risk International Class P1 Subaccount	American Funds Mortgage Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2013	$—	$—	$—	$—	$—	$—	$147,411
Changes From Operations:
• Net investment income (loss)	3,113	—	156	217	59	—	(43)
• Net realized gain (loss) on investments	86	—	1	10	—	—	151
• Net change in unrealized appreciation or depreciation on investments	24,094	—	872	1,520	147	—	(6,315)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	27,293	—	1,029	1,747	206	—	(6,207)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	355,037	—	11,148	50,010	6,069	—	147,950
• Contract withdrawals and transfers to annuity reserves	(946)	—	—	(555)	—	—	(4,654)
• Contract transfers	(76)	—	—	—	—	—	30,293
	354,015	—	11,148	49,455	6,069	—	173,589
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	354,015	—	11,148	49,455	6,069	—	173,589
TOTAL INCREASE (DECREASE) IN NET ASSETS	381,308	—	12,177	51,202	6,275	—	167,382
NET ASSETS AT DECEMBER 31, 2013	381,308	—	12,177	51,202	6,275	—	314,793
Changes From Operations:
• Net investment income (loss)	(1,585)	(12,494)	2,079	(244)	181	126	(1,137)
• Net realized gain (loss) on investments	503	78	100	1,366	314	1	1,031
• Net change in unrealized appreciation or depreciation on investments	9,177	47,721	2,100	(886)	(345)	(707)	11,832
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,095	35,305	4,279	236	150	(580)	11,726
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	365,764	5,507,822	86,009	21,605	20,314	14,228	67,291
• Contract withdrawals and transfers to annuity reserves	(5,072)	(8,768)	(1,150)	(3,579)	(341)	—	(122,970)
• Contract transfers	(145)	765,021	(87)	(631)	278	—	5,386
	360,547	6,264,075	84,772	17,395	20,251	14,228	(50,293)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	360,547	6,264,075	84,772	17,395	20,251	14,228	(50,293)
TOTAL INCREASE (DECREASE) IN NET ASSETS	368,642	6,299,380	89,051	17,631	20,401	13,648	(38,567)
NET ASSETS AT DECEMBER 31, 2014	$749,950	$6,299,380	$101,228	$68,833	$26,676	$13,648	$276,226

See accompanying notes.

	American Funds Mortgage Class 4 Subaccount	American Funds New World Class 1 Subaccount	American Funds New World Class 4 Subaccount	American Funds U.S. Government/ AAA-Rated Securities Class 1 Subaccount	BlackRock Global Allocation V.I. Class I Subaccount	BlackRock Global Allocation V.I. Class III Subaccount
NET ASSETS AT JANUARY 1, 2013	$—	$27,382	$—	$64,936	$67,220	$1,265,422,400
Changes From Operations:
• Net investment income (loss)	—	5,730	—	(357)	5,034	(9,287,835)
• Net realized gain (loss) on investments	—	1,456	—	(2,212)	21,904	70,594,933
• Net change in unrealized appreciation or depreciation on investments	—	25,764	—	(8,881)	13,074	93,822,866
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	32,950	—	(11,450)	40,012	155,129,964
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	493,629	—	290,101	782,089	56,950,822
• Contract withdrawals and transfers to annuity reserves	—	(8,020)	—	(6,528)	(25,184)	(82,994,050)
• Contract transfers	—	135,554	—	(66,482)	73,729	1,661,930
	—	621,163	—	217,091	830,634	(24,381,298)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(20,378)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	679
	—	—	—	—	—	(19,699)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	621,163	—	217,091	830,634	(24,400,997)
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	654,113	—	205,641	870,646	130,728,967
NET ASSETS AT DECEMBER 31, 2013	—	681,495	—	270,577	937,866	1,396,151,367
Changes From Operations:
• Net investment income (loss)	160	8,606	12,938	(292)	23,017	5,710,011
• Net realized gain (loss) on investments	(22)	112,633	(1,186)	952	106,059	132,602,574
• Net change in unrealized appreciation or depreciation on investments	(144)	(251,413)	(140,149)	9,502	(124,100)	(135,364,694)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6)	(130,174)	(128,397)	10,162	4,976	2,947,891
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	47,417	1,073,297	1,998,859	33,756	479,413	53,931,717
• Contract withdrawals and transfers to annuity reserves	(134)	(35,959)	(12,962)	(130,998)	(12,257)	(112,029,952)
• Contract transfers	5,551	57,038	226,007	2,891	33,875	(26,130,072)
	52,834	1,094,376	2,211,904	(94,351)	501,031	(84,228,307)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(38,059)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	(3,163)
	—	—	—	—	—	(41,222)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	52,834	1,094,376	2,211,904	(94,351)	501,031	(84,269,529)
TOTAL INCREASE (DECREASE) IN NET ASSETS	52,828	964,202	2,083,507	(84,189)	506,007	(81,321,638)
NET ASSETS AT DECEMBER 31, 2014	$52,828	$1,645,697	$2,083,507	$186,388	$1,443,873	$1,314,829,729

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	ClearBridge Variable Aggressive Growth Class I Subaccount	ClearBridge Variable Aggressive Growth Class II Subaccount	ClearBridge Variable Mid Cap Core Class I Subaccount	ClearBridge Variable Mid Cap Core Class II Subaccount	Delaware VIP Diversified Income Standard Class Subaccount	Delaware VIP Diversified Income Service Class Subaccount	Delaware VIP Emerging Markets Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$—	$—	$—	$—	$61,548	$1,400,398,415	$—
Changes From Operations:
• Net investment income (loss)	—	—	—	—	(193)	7,667,643	—
• Net realized gain (loss) on investments	—	—	—	—	(1,064)	19,285,385	—
• Net change in unrealized appreciation or depreciation on investments	—	—	—	—	(558)	(71,365,727)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	—	—	—	(1,815)	(44,412,699)	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	—	—	—	385,931	147,227,353	—
• Contract withdrawals and transfers to annuity reserves	—	—	—	—	(34,630)	(111,539,752)	—
• Contract transfers	—	—	—	—	152,136	28,910,594	—
	—	—	—	—	503,437	64,598,195	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(25,083)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	626	—
	—	—	—	—	—	(24,457)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	—	—	—	503,437	64,573,738	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	—	—	501,622	20,161,039	—
NET ASSETS AT DECEMBER 31, 2013	—	—	—	—	563,170	1,420,559,454	—
Changes From Operations:
• Net investment income (loss)	61	(10,485)	2	(40,029)	6,845	5,644,630	(4)
• Net realized gain (loss) on investments	7,738	207,875	175	785,169	956	2,160,926	—
• Net change in unrealized appreciation or depreciation on investments	(2,913)	(111,669)	(117)	(446,189)	17,712	40,090,149	(188)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,886	85,721	60	298,951	25,513	47,895,705	(192)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	192,568	4,186,478	2,499	5,508,344	559,379	161,159,233	—
• Contract withdrawals and transfers to annuity reserves	—	(2,270)	—	(75,208)	(22,618)	(135,694,852)	—
• Contract transfers	—	453,137	—	8,574,915	18,145	187,776,295	3,333
	192,568	4,637,345	2,499	14,008,051	554,906	213,240,676	3,333
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(46,645)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	(3,273)	—
	—	—	—	—	—	(49,918)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	192,568	4,637,345	2,499	14,008,051	554,906	213,190,758	3,333
TOTAL INCREASE (DECREASE) IN NET ASSETS	197,454	4,723,066	2,559	14,307,002	580,419	261,086,463	3,141
NET ASSETS AT DECEMBER 31, 2014	$197,454	$4,723,066	$2,559	$14,307,002	$1,143,589	$1,681,645,917	$3,141

See accompanying notes.

	Delaware VIP Emerging Markets Service Class Subaccount	Delaware VIP High Yield Standard Class Subaccount	Delaware VIP High Yield Service Class Subaccount	Delaware VIP International Value Equity Standard Class Subaccount	Delaware VIP Limited-Term Diversified Income Standard Class Subaccount	Delaware VIP Limited-Term Diversified Income Service Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$349,984,488	$10,126,647	$248,978,115	$214,482	$76,979	$1,098,789,192
Changes From Operations:
• Net investment income (loss)	(671,082)	639,021	13,305,838	240	(259)	(635,155)
• Net realized gain (loss) on investments	4,341,490	382,760	6,110,240	(11,046)	(752)	(1,654,789)
• Net change in unrealized appreciation or depreciation on investments	24,441,965	(429,579)	(3,181,721)	50,190	(2,363)	(27,575,156)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	28,112,373	592,202	16,234,357	39,384	(3,374)	(29,865,100)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	11,528,945	8,215	1,664,856	111	380,913	182,202,100
• Contract withdrawals and transfers to annuity reserves	(26,685,586)	(673,565)	(28,449,137)	(20,412)	(14,825)	(89,951,864)
• Contract transfers	3,373,486	(4,930,327)	(13,650,778)	(15,785)	463,119	135,199,449
	(11,783,155)	(5,595,677)	(40,435,059)	(36,086)	829,207	227,449,685
Annuity Reserves:
• Annuity Payments	(8,917)	(314)	(16,777)	—	—	(12,821)
• Receipt (reimbursement) of mortality guarantee adjustments	8	66	591	—	—	15
	(8,909)	(248)	(16,186)	—	—	(12,806)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(11,792,064)	(5,595,925)	(40,451,245)	(36,086)	829,207	227,436,879
TOTAL INCREASE (DECREASE) IN NET ASSETS	16,320,309	(5,003,723)	(24,216,888)	3,298	825,833	197,571,779
NET ASSETS AT DECEMBER 31, 2013	366,304,797	5,122,924	224,761,227	217,780	902,812	1,296,360,971
Changes From Operations:
• Net investment income (loss)	(4,413,442)	252,164	10,507,474	(219)	2,696	(122,650)
• Net realized gain (loss) on investments	8,029,262	210,335	7,142,985	(14,839)	(307)	(1,835,230)
• Net change in unrealized appreciation or depreciation on investments	(36,840,698)	(560,901)	(20,911,761)	(4,659)	(130)	2,931,189
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(33,224,878)	(98,402)	(3,261,302)	(19,717)	2,259	973,309
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	9,083,635	14,575	1,801,672	4,400	297,152	139,490,779
• Contract withdrawals and transfers to annuity reserves	(30,504,626)	(766,762)	(29,297,088)	(26,642)	(41,501)	(126,723,902)
• Contract transfers	13,777,268	74,606	(10,950,346)	(16,617)	76,302	46,293,527
	(7,643,723)	(677,581)	(38,445,762)	(38,859)	331,953	59,060,404
Annuity Reserves:
• Annuity Payments	(21,293)	(313)	(18,938)	—	—	(6,727)
• Receipt (reimbursement) of mortality guarantee adjustments	(2,550)	67	1,751	—	—	(691)
	(23,843)	(246)	(17,187)	—	—	(7,418)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(7,667,566)	(677,827)	(38,462,949)	(38,859)	331,953	59,052,986
TOTAL INCREASE (DECREASE) IN NET ASSETS	(40,892,444)	(776,229)	(41,724,251)	(58,576)	334,212	60,026,295
NET ASSETS AT DECEMBER 31, 2014	$325,412,353	$4,346,695	$183,036,976	$159,204	$1,237,024	$1,356,387,266

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	Delaware VIP REIT Standard Class Subaccount	Delaware VIP REIT Service Class Subaccount	Delaware VIP Small Cap Value Standard Class Subaccount	Delaware VIP Small Cap Value Service Class Subaccount	Delaware VIP Smid Cap Growth Standard Class Subaccount	Delaware VIP Smid Cap Growth Service Class Subaccount	Delaware VIP U.S. Growth Service Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$4,355,745	$151,073,344	$7,108,831	$325,403,913	$7,799,343	$132,109,834	$276,129,824
Changes From Operations:
• Net investment income (loss)	3,313	(582,745)	(51,330)	(4,052,593)	(117,902)	(2,461,174)	(3,160,836)
• Net realized gain (loss) on investments	32,081	2,801,314	839,602	33,931,053	902,413	15,253,977	28,518,909
• Net change in unrealized appreciation or depreciation on investments	(2,359)	(1,691,895)	1,284,911	64,867,532	2,022,154	35,339,747	62,455,438
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	33,035	526,674	2,073,183	94,745,992	2,806,665	48,132,550	87,813,511
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	15,992	8,535,178	25,249	10,810,499	29,925	9,644,355	15,982,014
• Contract withdrawals and transfers to annuity reserves	(451,585)	(16,378,401)	(1,011,898)	(33,354,379)	(1,124,117)	(15,753,085)	(19,950,756)
• Contract transfers	325,234	(3,385,337)	(136,831)	(24,678,018)	(79,982)	(4,196,255)	(24,564,335)
	(110,359)	(11,228,560)	(1,123,480)	(47,221,898)	(1,174,174)	(10,304,985)	(28,533,077)
Annuity Reserves:
• Annuity Payments	(19,977)	(29,580)	(1,268)	(4,158)	(2,701)	(11,775)	(931)
• Receipt (reimbursement) of mortality guarantee adjustments	460	5,108	96	(706)	46	(1,403)	446
	(19,517)	(24,472)	(1,172)	(4,864)	(2,655)	(13,178)	(485)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(129,876)	(11,253,032)	(1,124,652)	(47,226,762)	(1,176,829)	(10,318,163)	(28,533,562)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(96,841)	(10,726,358)	948,531	47,519,230	1,629,836	37,814,387	59,279,949
NET ASSETS AT DECEMBER 31, 2013	4,258,904	140,346,986	8,057,362	372,923,143	9,429,179	169,924,221	335,409,773
Changes From Operations:
• Net investment income (loss)	(5,100)	(857,157)	(66,744)	(4,822,864)	(113,894)	(2,511,608)	(3,802,897)
• Net realized gain (loss) on investments	94,948	4,953,072	1,039,966	47,013,084	1,191,545	21,315,961	41,028,438
• Net change in unrealized appreciation or depreciation on investments	1,030,333	32,921,523	(645,300)	(28,288,765)	(994,569)	(18,146,481)	(573,374)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,120,181	37,017,438	327,922	13,901,455	83,082	657,872	36,652,167
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	82,849	9,821,506	74,208	12,666,631	36,621	6,867,980	15,230,598
• Contract withdrawals and transfers to annuity reserves	(687,733)	(18,469,534)	(827,649)	(35,919,518)	(832,820)	(15,125,403)	(28,819,371)
• Contract transfers	1,173,027	7,465,464	(70,600)	(7,822,676)	(347,559)	(14,667,404)	(2,383,495)
	568,143	(1,182,564)	(824,041)	(31,075,563)	(1,143,758)	(22,924,827)	(15,972,268)
Annuity Reserves:
• Annuity Payments	(21,140)	(22,966)	(1,410)	(14,907)	(2,933)	(15,551)	(2,336)
• Receipt (reimbursement) of mortality guarantee adjustments	427	4,230	132	(1,866)	13	662	117
	(20,713)	(18,736)	(1,278)	(16,773)	(2,920)	(14,889)	(2,219)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	547,430	(1,201,300)	(825,319)	(31,092,336)	(1,146,678)	(22,939,716)	(15,974,487)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,667,611	35,816,138	(497,397)	(17,190,881)	(1,063,596)	(22,281,844)	20,677,680
NET ASSETS AT DECEMBER 31, 2014	$5,926,515	$176,163,124	$7,559,965	$355,732,262	$8,365,583	$147,642,377	$356,087,453
See accompanying notes.

	Delaware VIP Value Standard Class Subaccount	Delaware VIP Value Service Class Subaccount	Deutsche Alternative Asset Allocation VIP Class A Subaccount	Deutsche Alternative Asset Allocation VIP Class B Subaccount	Deutsche Equity 500 Index VIP Class A Subaccount	Deutsche Equity 500 Index VIP Class B Subaccount
NET ASSETS AT JANUARY 1, 2013	$5,735,340	$184,513,961	$41,178	$48,887,063	$18,587,414	$24,431,454
Changes From Operations:
• Net investment income (loss)	20,416	(373,735)	(1,421)	37,117	149,304	236,805
• Net realized gain (loss) on investments	300,939	12,555,323	(788)	163,330	4,440,301	7,384,874
• Net change in unrealized appreciation or depreciation on investments	1,465,995	46,303,024	6,938	(700,499)	(705,958)	(3,701,998)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,787,350	58,484,612	4,729	(500,052)	3,883,647	3,919,681
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	5,489	9,109,231	323,114	3,359,508	49,292	22,862
• Contract withdrawals and transfers to annuity reserves	(607,819)	(22,376,380)	(19,434)	(3,953,006)	(2,226,719)	(1,808,043)
• Contract transfers	487,228	20,401,005	287,857	5,204,417	(12,042,451)	(26,564,769)
	(115,102)	7,133,856	591,537	4,610,919	(14,219,878)	(28,349,950)
Annuity Reserves:
• Annuity Payments	(2,510)	(9,295)	—	—	(2,006)	(1,185)
• Receipt (reimbursement) of mortality guarantee adjustments	524	(2,423)	—	—	322	—
	(1,986)	(11,718)	—	—	(1,684)	(1,185)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(117,088)	7,122,138	591,537	4,610,919	(14,221,562)	(28,351,135)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,670,262	65,606,750	596,266	4,110,867	(10,337,915)	(24,431,454)
NET ASSETS AT DECEMBER 31, 2013	7,405,602	250,120,711	637,444	52,997,930	8,249,499	—
Changes From Operations:
• Net investment income (loss)	18,709	(766,068)	4,816	(82,143)	17,696	(4)
• Net realized gain (loss) on investments	581,774	16,459,299	5,116	622,705	951,973	13
• Net change in unrealized appreciation or depreciation on investments	214,762	13,122,123	3,774	167,770	(184,747)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	815,245	28,815,354	13,706	708,332	784,922	9
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	157,393	11,653,754	211,026	6,935,133	49,266	3
• Contract withdrawals and transfers to annuity reserves	(885,575)	(27,955,470)	(20,716)	(4,005,547)	(792,979)	(12)
• Contract transfers	(388,544)	25,244,525	10,813	(1,001,324)	(1,231,765)	—
	(1,116,726)	8,942,809	201,123	1,928,262	(1,975,478)	(9)
Annuity Reserves:
• Annuity Payments	(1,893)	(13,414)	—	—	(942)	—
• Receipt (reimbursement) of mortality guarantee adjustments	(10,723)	(1,214)	—	—	426	—
	(12,616)	(14,628)	—	—	(516)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,129,342)	8,928,181	201,123	1,928,262	(1,975,994)	(9)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(314,097)	37,743,535	214,829	2,636,594	(1,191,072)	—
NET ASSETS AT DECEMBER 31, 2014	$7,091,505	$287,864,246	$852,273	$55,634,524	$7,058,427	$—

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	Deutsche Small Cap Index VIP Class A Subaccount	Deutsche Small Cap Index VIP Class B Subaccount	Eaton Vance VT Floating-Rate Income Fund Initial Class Subaccount	Eaton Vance VT Floating-Rate Income Fund Advisor Class Subaccount	Fidelity VIP Contrafund Initial Class Subaccount	Fidelity VIP Contrafund Service Class 2 Subaccount	Fidelity VIP Equity-Income Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$4,672,758	$11,128,385	$—	$—	$—	$982,723,808	$6,035,653
Changes From Operations:
• Net investment income (loss)	4,255	100,343	—	—	—	(8,780,677)	(33,572)
• Net realized gain (loss) on investments	444,538	2,647,871	—	—	—	37,609,681	364,648
• Net change in unrealized appreciation or depreciation on investments	1,103,588	(923,878)	—	—	—	240,308,847	670,085
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,552,381	1,824,336	—	—	—	269,137,851	1,001,161
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	7,428	10,525	—	—	—	36,550,358	1,259
• Contract withdrawals and transfers to annuity reserves	(567,334)	(797,687)	—	—	—	(91,476,318)	(395,818)
• Contract transfers	(348,408)	(12,165,559)	—	—	—	(49,078,471)	(6,642,255)
	(908,314)	(12,952,721)	—	—	—	(104,004,431)	(7,036,814)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(14,509)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	235	—
	—	—	—	—	—	(14,274)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(908,314)	(12,952,721)	—	—	—	(104,018,705)	(7,036,814)
TOTAL INCREASE (DECREASE) IN NET ASSETS	644,067	(11,128,385)	—	—	—	165,119,146	(6,035,653)
NET ASSETS AT DECEMBER 31, 2013	5,316,825	—	—	—	—	1,147,842,954	—
Changes From Operations:
• Net investment income (loss)	(27,192)	—	7,867	3,054	410	(10,502,998)	—
• Net realized gain (loss) on investments	650,393	—	(80)	(31)	923	85,237,551	—
• Net change in unrealized appreciation or depreciation on investments	(512,227)	—	(17,124)	(3,870)	(1,460)	30,923,916	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	110,974	—	(9,337)	(847)	(127)	105,658,469	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	163,563	—	1,374,357	475,777	126,859	39,017,051	—
• Contract withdrawals and transfers to annuity reserves	(1,008,052)	—	(4,797)	(874)	—	(111,065,850)	—
• Contract transfers	(216,732)	—	47,152	(35,000)	(219)	(51,634,515)	—
	(1,061,221)	—	1,416,712	439,903	126,640	(123,683,314)	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(25,954)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	(1,052)	—
	—	—	—	—	—	(27,006)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,061,221)	—	1,416,712	439,903	126,640	(123,710,320)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	(950,247)	—	1,407,375	439,056	126,513	(18,051,851)	—
NET ASSETS AT DECEMBER 31, 2014	$4,366,578	$—	$1,407,375	$439,056	$126,513	$1,129,791,103	$—

See accompanying notes.

	Fidelity VIP Equity-Income Service Class 2 Subaccount	Fidelity VIP Growth Initial Class Subaccount	Fidelity VIP Growth Service Class 2 Subaccount	Fidelity VIP Mid Cap Initial Class Subaccount	Fidelity VIP Mid Cap Service Class 2 Subaccount	Fidelity VIP Overseas Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$33,091,613	$4,693,997	$128,371,676	$—	$479,121,111	$1,543,100
Changes From Operations:
• Net investment income (loss)	(213,883)	(55,724)	(2,398,251)	—	(7,156,542)	(8,461)
• Net realized gain (loss) on investments	2,513,407	88,851	8,704,050	—	84,195,429	69,867
• Net change in unrealized appreciation or depreciation on investments	3,132,140	1,432,453	35,563,204	—	74,232,293	116,119
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,431,664	1,465,580	41,869,003	—	151,271,180	177,525
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	93,726	20,230	8,099,983	—	23,549,243	2,371
• Contract withdrawals and transfers to annuity reserves	(1,533,387)	(581,513)	(11,253,819)	—	(40,012,680)	(51,740)
• Contract transfers	(37,066,175)	(148,306)	(6,417,882)	—	(46,127,128)	(1,671,256)
	(38,505,836)	(709,589)	(9,571,718)	—	(62,590,565)	(1,720,625)
Annuity Reserves:
• Annuity Payments	(17,617)	(427)	(5,761)	—	(8,254)	—
• Receipt (reimbursement) of mortality guarantee adjustments	176	159	1	—	(101)	—
	(17,441)	(268)	(5,760)	—	(8,355)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(38,523,277)	(709,857)	(9,577,478)	—	(62,598,920)	(1,720,625)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(33,091,613)	755,723	32,291,525	—	88,672,260	(1,543,100)
NET ASSETS AT DECEMBER 31, 2013	—	5,449,720	160,663,201	—	567,793,371	—
Changes From Operations:
• Net investment income (loss)	(4)	(68,743)	(2,805,438)	1,086	(8,911,221)	—
• Net realized gain (loss) on investments	35	371,302	25,341,271	4,495	26,214,440	—
• Net change in unrealized appreciation or depreciation on investments	—	202,702	(7,658,341)	9,723	6,379,445	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	31	505,261	14,877,492	15,304	23,682,664	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4	128,050	11,305,745	571,682	23,508,728	—
• Contract withdrawals and transfers to annuity reserves	(35)	(786,768)	(18,931,396)	(984)	(47,746,203)	—
• Contract transfers	—	86,774	(10,831,723)	2,667	(12,365,634)	—
	(31)	(571,944)	(18,457,374)	573,365	(36,603,109)	—
Annuity Reserves:
• Annuity Payments	—	(204)	(6,818)	—	(9,324)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(3,408)	320	—	44	—
	—	(3,612)	(6,498)	—	(9,280)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(31)	(575,556)	(18,463,872)	573,365	(36,612,389)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	(70,295)	(3,586,380)	588,669	(12,929,725)	—
NET ASSETS AT DECEMBER 31, 2014	$—	$5,379,425	$157,076,821	$588,669	$554,863,646	$—

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	Fidelity VIP Overseas Service Class 2 Subaccount	First Trust Multi Income Allocation Class I Subaccount	First Trust/ Dow Jones Dividend & Income Allocation Class I Subaccount	Franklin Founding Funds Allocation VIP Class 4 Subaccount	Franklin Income VIP Class 1 Subaccount	Franklin Income VIP Class 2 Subaccount	Franklin Income VIP Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2013	$70,116,312	$—	$—	$—	$—	$587,335,783	$—
Changes From Operations:
• Net investment income (loss)	(439,883)	—	—	—	—	28,952,647	—
• Net realized gain (loss) on investments	5,818,570	—	—	—	—	5,069,443	—
• Net change in unrealized appreciation or depreciation on investments	2,438,470	—	—	—	—	35,863,934	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,817,157	—	—	—	—	69,886,024	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	361,343	—	—	—	—	32,994,337	—
• Contract withdrawals and transfers to annuity reserves	(2,930,251)	—	—	—	—	(56,556,195)	—
• Contract transfers	(75,349,169)	—	—	—	—	3,375,507	—
	(77,918,077)	—	—	—	—	(20,186,351)	—
Annuity Reserves:
• Annuity Payments	(15,414)	—	—	—	—	(7,476)	—
• Receipt (reimbursement) of mortality guarantee adjustments	22	—	—	—	—	(2,123)	—
	(15,392)	—	—	—	—	(9,599)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(77,933,469)	—	—	—	—	(20,195,950)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	(70,116,312)	—	—	—	—	49,690,074	—
NET ASSETS AT DECEMBER 31, 2013	—	—	—	—	—	637,025,857	—
Changes From Operations:
• Net investment income (loss)	—	1,693	(1,632)	(16,099)	(18)	22,040,866	(21,649)
• Net realized gain (loss) on investments	1	576	(659)	119	1,673	10,795,732	(8,115)
• Net change in unrealized appreciation or depreciation on investments	—	2,321	28,627	(77,394)	—	(13,400,992)	(144,095)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1	4,590	26,336	(93,374)	1,655	19,435,606	(173,859)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2	410,668	1,350,906	1,132,011	—	44,954,167	7,271,675
• Contract withdrawals and transfers to annuity reserves	(3)	—	(911)	(5,566)	(1,655)	(70,285,001)	(51,293)
• Contract transfers	—	9,310	179,363	5,426,514	—	9,148,741	738,627
	(1)	419,978	1,529,358	6,552,959	(1,655)	(16,182,093)	7,959,009
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(24,705)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	(3,416)	—
	—	—	—	—	—	(28,121)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1)	419,978	1,529,358	6,552,959	(1,655)	(16,210,214)	7,959,009
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	424,568	1,555,694	6,459,585	—	3,225,392	7,785,150
NET ASSETS AT DECEMBER 31, 2014	$—	$424,568	$1,555,694	$6,459,585	$—	$640,251,249	$7,785,150

See accompanying notes.

	Franklin Mutual Shares VIP Class 2 Subaccount	Franklin Mutual Shares VIP Class 4 Subaccount	Franklin Rising Dividends VIP Class 1 Subaccount	Franklin Rising Dividends VIP Class 4 Subaccount	Franklin Small Cap Value VIP Class 1 Subaccount	Franklin Small Cap Value VIP Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2013	$714,861,663	$—	$—	$—	$—	$—
Changes From Operations:
• Net investment income (loss)	6,360,506	—	—	—	—	—
• Net realized gain (loss) on investments	25,561,425	—	—	—	—	—
• Net change in unrealized appreciation or depreciation on investments	149,773,803	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	181,695,734	—	—	—	—	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	29,636,998	—	—	—	—	—
• Contract withdrawals and transfers to annuity reserves	(50,334,772)	—	—	—	—	—
• Contract transfers	(54,546,613)	—	—	—	—	—
	(75,244,387)	—	—	—	—	—
Annuity Reserves:
• Annuity Payments	(4,262)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	25	—	—	—	—	—
	(4,237)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(75,248,624)	—	—	—	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	106,447,110	—	—	—	—	—
NET ASSETS AT DECEMBER 31, 2013	821,308,773	—	—	—	—	—
Changes From Operations:
• Net investment income (loss)	6,271,572	1,828	(1)	(7,220)	(272)	(1,952)
• Net realized gain (loss) on investments	37,393,435	1,496	—	438	7	(194)
• Net change in unrealized appreciation or depreciation on investments	3,548,236	(2,162)	(296)	97,257	14,038	6,218
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	47,213,243	1,162	(297)	90,475	13,773	4,072
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	30,470,804	857,818	86,051	2,380,519	264,610	683,534
• Contract withdrawals and transfers to annuity reserves	(74,506,541)	(4,068)	—	(14,966)	—	(4,458)
• Contract transfers	(8,122,074)	(33,711)	—	156,430	2,333	46,467
	(52,157,811)	820,039	86,051	2,521,983	266,943	725,543
Annuity Reserves:
• Annuity Payments	(11,623)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	(2,713)	—	—	—	—	—
	(14,336)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(52,172,147)	820,039	86,051	2,521,983	266,943	725,543
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,958,904)	821,201	85,754	2,612,458	280,716	729,615
NET ASSETS AT DECEMBER 31, 2014	$816,349,869	$821,201	$85,754	$2,612,458	$280,716	$729,615

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	Franklin Small-Mid Cap Growth VIP Class 2 Subaccount	Franklin Small-Mid Cap Growth VIP Class 4 Subaccount	Goldman Sachs VIT Large Cap Value Service Class Subaccount	Goldman Sachs VIT Money Market Institutional Class Subaccount	Goldman Sachs VIT Money Market Service Class Subaccount	Goldman Sachs VIT Multi-Strategy Alternatives Advisor Class Subaccount	Goldman Sachs VIT Multi-Strategy Alternatives Institutional Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$95,465,313	$—	$160,364,887	$—	$—	$—	$—
Changes From Operations:
• Net investment income (loss)	(609,204)	—	(33,544)	—	—	—	—
• Net realized gain (loss) on investments	23,061,593	—	26,462,640	—	—	—	—
• Net change in unrealized appreciation or depreciation on investments	(7,116,865)	—	20,221,525	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,335,524	—	46,650,621	—	—	—	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	404,972	—	2,151,285	—	—	—	—
• Contract withdrawals and transfers to annuity reserves	(3,873,392)	—	(9,575,759)	—	—	—	—
• Contract transfers	(107,331,547)	—	(21,950,583)	—	—	—	—
	(110,799,967)	—	(29,375,057)	—	—	—	—
Annuity Reserves:
• Annuity Payments	(717)	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	(717)	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(110,800,684)	—	(29,375,057)	—	—	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	(95,465,160)	—	17,275,564	—	—	—	—
NET ASSETS AT DECEMBER 31, 2013	153	—	177,640,451	—	—	—	—
Changes From Operations:
• Net investment income (loss)	(6)	(1,192)	217,480	(244)	(34,181)	6,904	318
• Net realized gain (loss) on investments	(330)	(181)	38,101,579	—	—	141	(15)
• Net change in unrealized appreciation or depreciation on investments	(4)	15,682	(19,256,532)	—	—	(17,018)	(925)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(340)	14,309	19,062,527	(244)	(34,181)	(9,973)	(622)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,187	511,562	1,913,266	608,085	16,258,398	697,331	10,006
• Contract withdrawals and transfers to annuity reserves	(148)	(1,403)	(15,421,259)	(10)	(2,384)	(378)	—
• Contract transfers	(852)	107,216	(12,204,548)	(277,675)	(9,308,506)	74,076	19,627
	187	617,375	(25,712,541)	330,400	6,947,508	771,029	29,633
Annuity Reserves:
• Annuity Payments	—	—	(1,565)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(463)	—	—	—	—
	—	—	(2,028)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	187	617,375	(25,714,569)	330,400	6,947,508	771,029	29,633
TOTAL INCREASE (DECREASE) IN NET ASSETS	(153)	631,684	(6,652,042)	330,156	6,913,327	761,056	29,011
NET ASSETS AT DECEMBER 31, 2014	$—	$631,684	$170,988,409	$330,156	$6,913,327	$761,056	$29,011

See accompanying notes.

	Goldman Sachs VIT Strategic Income Advisor Class Subaccount	Guggenheim Long Short Equity Subaccount	Guggenheim Multi-Hedge Strategies Subaccount	Hartford Capital Appreciation HLS Class IA Subaccount	Hartford Capital Appreciation HLS Class IC Subaccount	Huntington VA Balanced Subaccount
NET ASSETS AT JANUARY 1, 2013	$—	$—	$—	$—	$—	$2,726,151
Changes From Operations:
• Net investment income (loss)	—	—	—	—	—	13,340
• Net realized gain (loss) on investments	—	—	—	—	—	59,449
• Net change in unrealized appreciation or depreciation on investments	—	—	—	—	—	287,085
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	—	—	—	—	359,874
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	—	—	—	—	45,313
• Contract withdrawals and transfers to annuity reserves	—	—	—	—	—	(114,297)
• Contract transfers	—	—	—	—	—	3,016
	—	—	—	—	—	(65,968)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	—	—	—	—	(65,968)
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	—	—	—	293,906
NET ASSETS AT DECEMBER 31, 2013	—	—	—	—	—	3,020,057
Changes From Operations:
• Net investment income (loss)	13,006	(695)	(1,165)	337	6,974	59,915
• Net realized gain (loss) on investments	(11,566)	2	126	2,861	35,324	340,194
• Net change in unrealized appreciation or depreciation on investments	(21,223)	12,397	13,087	(2,943)	(20,424)	(376,964)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(19,783)	11,704	12,048	255	21,874	23,145
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,191,383	257,080	395,406	49,104	1,354,525	20,378
• Contract withdrawals and transfers to annuity reserves	(581,819)	(340)	(213)	—	(3,827)	(24,014)
• Contract transfers	135,298	69,062	96,858	—	203,202	(3,039,566)
	744,862	325,802	492,051	49,104	1,553,900	(3,043,202)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	744,862	325,802	492,051	49,104	1,553,900	(3,043,202)
TOTAL INCREASE (DECREASE) IN NET ASSETS	725,079	337,506	504,099	49,359	1,575,774	(3,020,057)
NET ASSETS AT DECEMBER 31, 2014	$725,079	$337,506	$504,099	$49,359	$1,575,774	$—

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	Huntington VA Dividend Capture Subaccount	Invesco V.I. American Franchise Series I Subaccount	Invesco V.I. American Franchise Series II Subaccount	Invesco V.I. Balanced-Risk Allocation Series I Subaccount	Invesco V.I. Balanced-Risk Allocation Series II Subaccount	Invesco V.I. Comstock Series II Subaccount	Invesco V.I. Core Equity Series I Subaccount
NET ASSETS AT JANUARY 1, 2013	$1,143,254	$2,448,434	$1,160,818	$—	$—	$—	$8,273,284
Changes From Operations:
• Net investment income (loss)	21,498	(26,565)	(17,086)	—	—	—	(10,809)
• Net realized gain (loss) on investments	28,242	96,800	33,496	—	—	—	420,573
• Net change in unrealized appreciation or depreciation on investments	162,295	799,424	382,367	—	—	—	1,722,247
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	212,035	869,659	398,777	—	—	—	2,132,011
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	48,655	7,558	6,528	—	—	—	37,299
• Contract withdrawals and transfers to annuity reserves	(57,818)	(317,010)	(181,781)	—	—	—	(906,617)
• Contract transfers	(14,920)	(196,797)	(34,006)	—	—	—	(441,568)
	(24,083)	(506,249)	(209,259)	—	—	—	(1,310,886)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	(1,297)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	810
	—	—	—	—	—	—	(487)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(24,083)	(506,249)	(209,259)	—	—	—	(1,311,373)
TOTAL INCREASE (DECREASE) IN NET ASSETS	187,952	363,410	189,518	—	—	—	820,638
NET ASSETS AT DECEMBER 31, 2013	1,331,206	2,811,844	1,350,336	—	—	—	9,093,922
Changes From Operations:
• Net investment income (loss)	53,133	(37,447)	(20,337)	(81)	(4,757)	2,640	(56,782)
• Net realized gain (loss) on investments	26,259	134,394	80,991	5	18,771	389	584,731
• Net change in unrealized appreciation or depreciation on investments	34,612	80,611	12,948	575	(9,950)	18,743	45,686
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	114,004	177,558	73,602	499	4,064	21,772	573,635
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	6,465	4,802	1,764	163,409	2,101,525	1,059,025	28,992
• Contract withdrawals and transfers to annuity reserves	(87,451)	(381,202)	(208,732)	(295)	(13,820)	(1,540)	(849,797)
• Contract transfers	25,699	18,392	(56,830)	—	(681,833)	44,346	(468,244)
	(55,287)	(358,008)	(263,798)	163,114	1,405,872	1,101,831	(1,289,049)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	(1,455)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	1,030
	—	—	—	—	—	—	(425)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(55,287)	(358,008)	(263,798)	163,114	1,405,872	1,101,831	(1,289,474)
TOTAL INCREASE (DECREASE) IN NET ASSETS	58,717	(180,450)	(190,196)	163,613	1,409,936	1,123,603	(715,839)
NET ASSETS AT DECEMBER 31, 2014	$1,389,923	$2,631,394	$1,160,140	$163,613	$1,409,936	$1,123,603	$8,378,083
See accompanying notes.

	Invesco V.I. Core Equity Series II Subaccount	Invesco V.I. Diversified Dividend Series I Subaccount	Invesco V.I. Diversified Dividend Series II Subaccount	Invesco V.I. Equally- Weighted S&P 500 Series II Subaccount	Invesco V.I. Equity and Income Series II Subaccount	Invesco V.I. International Growth Series I Subaccount
NET ASSETS AT JANUARY 1, 2013	$2,319,966	$—	$—	$—	$—	$2,817,427
Changes From Operations:
• Net investment income (loss)	(9,310)	—	—	—	—	(7,478)
• Net realized gain (loss) on investments	147,796	—	—	—	—	215,362
• Net change in unrealized appreciation or depreciation on investments	439,409	—	—	—	—	247,266
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	577,895	—	—	—	—	455,150
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,491	—	—	—	—	10,705
• Contract withdrawals and transfers to annuity reserves	(309,957)	—	—	—	—	(351,761)
• Contract transfers	(97,657)	—	—	—	—	(89,363)
	(405,123)	—	—	—	—	(430,419)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(405,123)	—	—	—	—	(430,419)
TOTAL INCREASE (DECREASE) IN NET ASSETS	172,772	—	—	—	—	24,731
NET ASSETS AT DECEMBER 31, 2013	2,492,738	—	—	—	—	2,842,158
Changes From Operations:
• Net investment income (loss)	(22,590)	(22)	4,055	1,105	2,813	1,128
• Net realized gain (loss) on investments	160,750	31	1,256	52,447	18,632	322,128
• Net change in unrealized appreciation or depreciation on investments	10,602	1,161	24,574	(12,724)	492	(343,271)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	148,762	1,170	29,885	40,828	21,937	(20,015)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	7,549	—	662,083	1,412,909	917,968	218,577
• Contract withdrawals and transfers to annuity reserves	(299,820)	—	(4,205)	(1,678)	(5,621)	(427,229)
• Contract transfers	(20,795)	18,942	15,490	31,533	362,190	(227,592)
	(313,066)	18,942	673,368	1,442,764	1,274,537	(436,244)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(313,066)	18,942	673,368	1,442,764	1,274,537	(436,244)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(164,304)	20,112	703,253	1,483,592	1,296,474	(456,259)
NET ASSETS AT DECEMBER 31, 2014	$2,328,434	$20,112	$703,253	$1,483,592	$1,296,474	$2,385,899

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	Invesco V.I. International Growth Series II Subaccount	Ivy Funds VIP Asset Strategy Class A Subaccount	Ivy Funds VIP Energy Class A Subaccount	Ivy Funds VIP High Income Class A Subaccount	Ivy Funds VIP Micro Cap Growth Class A Subaccount	Ivy Funds VIP Mid Cap Growth Class A Subaccount	Ivy Funds VIP Science and Technology Class A Subaccount
NET ASSETS AT JANUARY 1, 2013	$2,084,367	$—	$—	$—	$—	$—	$—
Changes From Operations:
• Net investment income (loss)	(12,210)	—	—	—	—	—	—
• Net realized gain (loss) on investments	106,122	—	—	—	—	—	—
• Net change in unrealized appreciation or depreciation on investments	246,691	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	340,603	—	—	—	—	—	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,743	—	—	—	—	—	—
• Contract withdrawals and transfers to annuity reserves	(268,741)	—	—	—	—	—	—
• Contract transfers	136,997	—	—	—	—	—	—
	(130,001)	—	—	—	—	—	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(130,001)	—	—	—	—	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	210,602	—	—	—	—	—	—
NET ASSETS AT DECEMBER 31, 2013	2,294,969	—	—	—	—	—	—
Changes From Operations:
• Net investment income (loss)	25,456	(11,781)	(2,633)	(7,150)	(1,073)	(1,370)	(4,039)
• Net realized gain (loss) on investments	105,427	(12,323)	(2,292)	(2,434)	(163)	(13)	218
• Net change in unrealized appreciation or depreciation on investments	(476,316)	(77,900)	(163,143)	(40,779)	20,887	17,605	13,526
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(345,433)	(102,004)	(168,068)	(50,363)	19,651	16,222	9,705
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	3,540,445	4,543,018	932,629	2,363,913	344,476	584,159	1,519,514
• Contract withdrawals and transfers to annuity reserves	(581,151)	(25,924)	(570)	(9,749)	(1,284)	(1,732)	(1,088)
• Contract transfers	6,708,612	(287,853)	118,736	30,300	37,563	73,855	282,771
	9,667,906	4,229,241	1,050,795	2,384,464	380,755	656,282	1,801,197
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	9,667,906	4,229,241	1,050,795	2,384,464	380,755	656,282	1,801,197
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,322,473	4,127,237	882,727	2,334,101	400,406	672,504	1,810,902
NET ASSETS AT DECEMBER 31, 2014	$11,617,442	$4,127,237	$882,727	$2,334,101	$400,406	$672,504	$1,810,902

See accompanying notes.

	Janus Aspen Balanced Service Class Subaccount	Janus Aspen Enterprise Service Class Subaccount	Janus Aspen Global Research Service Class Subaccount	JPMIT Intrepid Mid Cap Class 1 Subaccount	JPMIT Intrepid Mid Cap Class 2 Subaccount	LVIP American Balanced Allocation Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$17,573,781	$5,788,938	$1,007,347	$—	$—	$108,777
Changes From Operations:
• Net investment income (loss)	(50,955)	(71,856)	(5,621)	—	—	123,035
• Net realized gain (loss) on investments	1,523,595	734,294	62,906	—	—	35,090
• Net change in unrealized appreciation or depreciation on investments	1,502,135	835,747	194,808	—	—	612,165
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,974,775	1,498,185	252,093	—	—	770,290
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	55,259	6,303	5,575	—	—	7,410,669
• Contract withdrawals and transfers to annuity reserves	(3,029,338)	(821,232)	(225,444)	—	—	(70,448)
• Contract transfers	988,794	(650,274)	105,845	—	—	190,205
	(1,985,285)	(1,465,203)	(114,024)	—	—	7,530,426
Annuity Reserves:
• Annuity Payments	(30,244)	—	(572)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	116	—	326	—	—	—
	(30,128)	—	(246)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,015,413)	(1,465,203)	(114,270)	—	—	7,530,426
TOTAL INCREASE (DECREASE) IN NET ASSETS	959,362	32,982	137,823	—	—	8,300,716
NET ASSETS AT DECEMBER 31, 2013	18,533,143	5,821,920	1,145,170	—	—	8,409,493
Changes From Operations:
• Net investment income (loss)	(22,462)	(90,081)	(6,846)	(72)	(3,452)	145,124
• Net realized gain (loss) on investments	1,051,921	840,777	89,791	—	1,320	357,932
• Net change in unrealized appreciation or depreciation on investments	66,797	(184,140)	(22,651)	2,819	64,894	(83,354)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,096,256	566,556	60,294	2,747	62,762	419,702
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	98,704	22,574	654	49,105	1,314,690	550,793
• Contract withdrawals and transfers to annuity reserves	(2,475,142)	(532,362)	(196,913)	—	(3,050)	(315,734)
• Contract transfers	(251,654)	(143,624)	(48,175)	—	206,829	(39,814)
	(2,628,092)	(653,412)	(244,434)	49,105	1,518,469	195,245
Annuity Reserves:
• Annuity Payments	(10,602)	—	(924)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	92	—	413	—	—	—
	(10,510)	—	(511)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,638,602)	(653,412)	(244,945)	49,105	1,518,469	195,245
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,542,346)	(86,856)	(184,651)	51,852	1,581,231	614,947
NET ASSETS AT DECEMBER 31, 2014	$16,990,797	$5,735,064	$960,519	$51,852	$1,581,231	$9,024,440

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	LVIP American Balanced Allocation Service Class Subaccount	LVIP American Century VP Mid Cap Value RPM Service Class Subaccount	LVIP American Global Growth Service Class II Subaccount	LVIP American Global Small Capitalization Service Class II Subaccount	LVIP American Growth Allocation Standard Class Subaccount	LVIP American Growth Allocation Service Class Subaccount	LVIP American Growth Service Class II Subaccount
NET ASSETS AT JANUARY 1, 2013	$—	$—	$52,186,669	$50,971,346	$313,703	$—	$203,561,029
Changes From Operations:
• Net investment income (loss)	—	—	(480,210)	(841,777)	8,782	—	(2,648,063)
• Net realized gain (loss) on investments	—	—	1,895,411	1,457,514	2,997	—	6,632,918
• Net change in unrealized appreciation or depreciation on investments	—	—	13,439,102	12,461,992	59,049	—	53,074,467
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	—	14,854,303	13,077,729	70,828	—	57,059,322
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	—	11,878,479	5,980,286	232,536	—	31,789,337
• Contract withdrawals and transfers to annuity reserves	—	—	(2,537,166)	(2,210,920)	(4,509)	—	(10,270,571)
• Contract transfers	—	—	(1,704,123)	(1,866,223)	39,237	—	(13,724,211)
	—	—	7,637,190	1,903,143	267,264	—	7,794,555
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	(937)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	(585)
	—	—	—	—	—	—	(1,522)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	—	7,637,190	1,903,143	267,264	—	7,793,033
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	22,491,493	14,980,872	338,092	—	64,852,355
NET ASSETS AT DECEMBER 31, 2013	—	—	74,678,162	65,952,218	651,795	—	268,413,384
Changes From Operations:
• Net investment income (loss)	44,519	(291,688)	(571,198)	(1,109,230)	10,386	52,971	(2,047,714)
• Net realized gain (loss) on investments	24,195	115,401	2,007,688	2,157,702	24,764	20,466	8,604,257
• Net change in unrealized appreciation or depreciation on investments	(69,552)	3,232,908	(983,581)	(1,042,023)	(5,409)	(74,144)	11,136,362
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(838)	3,056,621	452,909	6,449	29,741	(707)	17,692,905
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,636,917	32,639,598	15,449,874	5,236,861	26,676	3,055,447	33,585,700
• Contract withdrawals and transfers to annuity reserves	(16,783)	(1,350,529)	(3,972,986)	(3,121,323)	(27,638)	(6,970)	(14,040,906)
• Contract transfers	4,887	49,669,755	3,693,706	(461,318)	51,502	108,989	(2,127,926)
	2,625,021	80,958,824	15,170,594	1,654,220	50,540	3,157,466	17,416,868
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	(131,324)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	46,853
	—	—	—	—	—	—	(84,471)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,625,021	80,958,824	15,170,594	1,654,220	50,540	3,157,466	17,332,397
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,624,183	84,015,445	15,623,503	1,660,669	80,281	3,156,759	35,025,302
NET ASSETS AT DECEMBER 31, 2014	$2,624,183	$84,015,445	$90,301,665	$67,612,887	$732,076	$3,156,759	$303,438,686

See accompanying notes.

	LVIP American Growth-Income Service Class II Subaccount	LVIP American Income Allocation Standard Class Subaccount	LVIP American International Service Class II Subaccount	LVIP American Preservation Standard Class Subaccount	LVIP American Preservation Service Class Subaccount	LVIP AQR Enhanced Global Strategies Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$161,718,798	$—	$112,475,522	$—	$—	$—
Changes From Operations:
• Net investment income (loss)	(1,259,913)	25	(869,466)	1,872	—	—
• Net realized gain (loss) on investments	6,517,008	2	2,476,772	171	—	—
• Net change in unrealized appreciation or depreciation on investments	45,503,364	29	20,371,692	(3,145)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	50,760,459	56	21,978,998	(1,102)	—	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	24,447,312	1,286	14,224,754	224,260	—	—
• Contract withdrawals and transfers to annuity reserves	(8,299,940)	(3)	(5,665,798)	(4,799)	—	—
• Contract transfers	(8,129,772)	5	(6,316,092)	(3,817)	—	—
	8,017,600	1,288	2,242,864	215,644	—	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	8,017,600	1,288	2,242,864	215,644	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	58,778,059	1,344	24,221,862	214,542	—	—
NET ASSETS AT DECEMBER 31, 2013	220,496,857	1,344	136,697,384	214,542	—	—
Changes From Operations:
• Net investment income (loss)	(1,365,118)	148	(1,157,849)	(497)	1,070	259
• Net realized gain (loss) on investments	9,408,320	73	2,747,757	191	96	(2)
• Net change in unrealized appreciation or depreciation on investments	10,985,320	(163)	(8,130,822)	2,586	(1,093)	795
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,028,522	58	(6,540,914)	2,280	73	1,052
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	28,352,958	5,000	10,338,817	25,016	213,027	15,000
• Contract withdrawals and transfers to annuity reserves	(12,798,819)	(14)	(6,769,392)	(116,656)	(105,270)	—
• Contract transfers	(4,593,315)	(7)	4,972,371	2,775	44,068	(1,227)
	10,960,824	4,979	8,541,796	(88,865)	151,825	13,773
Annuity Reserves:
• Annuity Payments	(131,200)	—	(64,047)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	47,207	—	22,024	—	—	—
	(83,993)	—	(42,023)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	10,876,831	4,979	8,499,773	(88,865)	151,825	13,773
TOTAL INCREASE (DECREASE) IN NET ASSETS	29,905,353	5,037	1,958,859	(86,585)	151,898	14,825
NET ASSETS AT DECEMBER 31, 2014	$250,402,210	$6,381	$138,656,243	$127,957	$151,898	$14,825

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	LVIP AQR Enhanced Global Strategies Service Class Subaccount	LVIP Baron Growth Opportunities Standard Class Subaccount	LVIP Baron Growth Opportunities Service Class Subaccount	LVIP BlackRock Emerging Markets RPM Standard Class Subaccount	LVIP BlackRock Emerging Markets RPM Service Class Subaccount	LVIP BlackRock Equity Dividend RPM Standard Class Subaccount	LVIP BlackRock Equity Dividend RPM Service Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$—	$—	$121,750,939	$—	$7,314,827	$—	$65,997,067
Changes From Operations:
• Net investment income (loss)	—	—	(1,907,363)	326	(313,486)	1,365	648,305
• Net realized gain (loss) on investments	—	—	22,638,315	(33)	(191,636)	3	1,826,190
• Net change in unrealized appreciation or depreciation on investments	—	—	27,709,947	(1,385)	(1,638,933)	1,717	23,325,594
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	—	48,440,899	(1,092)	(2,144,055)	3,085	25,800,089
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	—	12,803,605	65,930	56,139,068	98,436	146,965,474
• Contract withdrawals and transfers to annuity reserves	—	—	(12,205,006)	(365)	(1,325,666)	(545)	(7,598,324)
• Contract transfers	—	—	13,765,691	(1,096)	31,084,619	—	76,372,338
	—	—	14,364,290	64,469	85,898,021	97,891	215,739,488
Annuity Reserves:
• Annuity Payments	—	—	(1,999)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(1,637)	—	—	—	—
	—	—	(3,636)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	—	14,360,654	64,469	85,898,021	97,891	215,739,488
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	62,801,553	63,377	83,753,966	100,976	241,539,577
NET ASSETS AT DECEMBER 31, 2013	—	—	184,552,492	63,377	91,068,793	100,976	307,536,644
Changes From Operations:
• Net investment income (loss)	18,813	1,745	(2,676,375)	284	(648,416)	3,731	(1,178,122)
• Net realized gain (loss) on investments	832	172	11,772,469	268	109,523	234	3,447,191
• Net change in unrealized appreciation or depreciation on investments	(4,288)	20,135	(4,010,858)	(10,580)	(10,320,777)	1,120	5,262,186
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,357	22,052	5,085,236	(10,028)	(10,859,670)	5,085	7,531,255
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,312,058	503,895	11,097,890	66,495	54,215,206	251,090	117,203,146
• Contract withdrawals and transfers to annuity reserves	(380)	(972)	(16,151,777)	(3,576)	(5,240,202)	(4,360)	(18,203,421)
• Contract transfers	(28,796)	—	(8,637,385)	6,924	37,332,207	(1,176)	45,146,561
	1,282,882	502,923	(13,691,272)	69,843	86,307,211	245,554	144,146,286
Annuity Reserves:
• Annuity Payments	—	—	(19,219)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(4,017)	—	—	—	—
	—	—	(23,236)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,282,882	502,923	(13,714,508)	69,843	86,307,211	245,554	144,146,286
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,298,239	524,975	(8,629,272)	59,815	75,447,541	250,639	151,677,541
NET ASSETS AT DECEMBER 31, 2014	$1,298,239	$524,975	$175,923,220	$123,192	$166,516,334	$351,615	$459,214,185

See accompanying notes.

	LVIP BlackRock Global Allocation V.I. RPM Standard Class Subaccount	LVIP BlackRock Global Allocation V.I. RPM Service Class Subaccount	LVIP BlackRock Inflation Protected Bond Standard Class Subaccount	LVIP BlackRock Inflation Protected Bond Service Class Subaccount	LVIP BlackRock Multi-Asset Income Standard Class Subaccount	LVIP BlackRock Multi-Asset Income Service Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$—	$—	$334,580	$370,932,011	$—	$—
Changes From Operations:
• Net investment income (loss)	(423)	(1,451,804)	(1,809)	(8,259,573)	—	—
• Net realized gain (loss) on investments	426	619,308	(1,231)	14,002,160	—	—
• Net change in unrealized appreciation or depreciation on investments	5,907	12,735,871	(34,956)	(80,174,710)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,910	11,903,375	(37,996)	(74,432,123)	—	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	249,242	200,424,300	274,549	99,690,152	—	—
• Contract withdrawals and transfers to annuity reserves	(381)	(3,620,951)	(33,176)	(50,035,076)	—	—
• Contract transfers	25,034	103,195,911	(80,272)	407,639,928	—	—
	273,895	299,999,260	161,101	457,295,004	—	—
Annuity Reserves:
• Annuity Payments	—	(245)	—	(8,914)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(585)	—	501	—	—
	—	(830)	—	(8,413)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	273,895	299,998,430	161,101	457,286,591	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	279,805	311,901,805	123,105	382,854,468	—	—
NET ASSETS AT DECEMBER 31, 2013	279,805	311,901,805	457,685	753,786,479	—	—
Changes From Operations:
• Net investment income (loss)	(390)	(4,823,954)	2,902	(5,239,043)	3,403	20,150
• Net realized gain (loss) on investments	8,605	6,532,190	(2,349)	(5,580,001)	—	(2,348)
• Net change in unrealized appreciation or depreciation on investments	(10,640)	(17,900,614)	7,344	18,928,704	(4,108)	(29,645)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,425)	(16,192,378)	7,897	8,109,660	(705)	(11,843)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	73,571	334,689,796	138,549	63,783,980	208,601	1,057,533
• Contract withdrawals and transfers to annuity reserves	(120,854)	(21,259,049)	(110,555)	(63,109,979)	—	(2,525)
• Contract transfers	62,805	144,520,282	7,203	27,066,128	—	(81,425)
	15,522	457,951,029	35,197	27,740,129	208,601	973,583
Annuity Reserves:
• Annuity Payments	—	(722)	—	(14,638)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	52	—	(738)	—	—
	—	(670)	—	(15,376)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	15,522	457,950,359	35,197	27,724,753	208,601	973,583
TOTAL INCREASE (DECREASE) IN NET ASSETS	13,097	441,757,981	43,094	35,834,413	207,896	961,740
NET ASSETS AT DECEMBER 31, 2014	$292,902	$753,659,786	$500,779	$789,620,892	$207,896	$961,740

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	LVIP Capital Growth Service Class Subaccount	LVIP Clarion Global Real Estate Standard Class Subaccount	LVIP Clarion Global Real Estate Service Class Subaccount	LVIP ClearBridge Variable Appreciation RPM Standard Class Subaccount	LVIP ClearBridge Variable Appreciation RPM Service Class Subaccount	LVIP Columbia Small-Mid Cap Growth RPM Service Class Subaccount	LVIP Delaware Bond Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$271,319,390	$—	$95,736,001	$—	$—	$40,704,286	$152,403,393
Changes From Operations:
• Net investment income (loss)	(2,975,376)	—	(1,676,921)	—	—	(1,536,639)	8,907
• Net realized gain (loss) on investments	14,041,430	—	4,071,668	—	—	2,821,456	3,150,860
• Net change in unrealized appreciation or depreciation on investments	76,015,886	—	(1,062,040)	—	—	16,529,524	(8,653,943)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	87,081,940	—	1,332,707	—	—	17,814,341	(5,494,176)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	12,853,855	—	5,684,394	—	—	75,726,454	531,167
• Contract withdrawals and transfers to annuity reserves	(17,152,913)	—	(7,748,240)	—	—	(4,020,827)	(18,445,003)
• Contract transfers	(31,060,732)	—	6,069,509	—	—	38,500,619	(7,212,985)
	(35,359,790)	—	4,005,663	—	—	110,206,246	(25,126,821)
Annuity Reserves:
• Annuity Payments	—	—	(3,048)	—	—	(226)	(34,983)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	3	—	—	—	5,369
	—	—	(3,045)	—	—	(226)	(29,614)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(35,359,790)	—	4,002,618	—	—	110,206,020	(25,156,435)
TOTAL INCREASE (DECREASE) IN NET ASSETS	51,722,150	—	5,335,325	—	—	128,020,361	(30,650,611)
NET ASSETS AT DECEMBER 31, 2013	323,041,540	—	101,071,326	—	—	168,724,647	121,752,782
Changes From Operations:
• Net investment income (loss)	(3,268,487)	4,323	587,536	800	173,805	(3,698,337)	251,502
• Net realized gain (loss) on investments	22,164,905	4	4,586,660	—	35,778	150,723	1,806,640
• Net change in unrealized appreciation or depreciation on investments	11,768,679	4,678	6,445,217	(1,317)	1,139,869	(15,599,269)	2,753,512
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	30,665,097	9,005	11,619,413	(517)	1,349,452	(19,146,883)	4,811,654
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	8,297,390	282,220	7,223,013	66,491	45,836,909	72,504,110	1,338,923
• Contract withdrawals and transfers to annuity reserves	(27,624,627)	—	(8,474,796)	(126)	(748,942)	(9,813,967)	(18,858,347)
• Contract transfers	(18,058,221)	—	(5,480,774)	—	14,873,319	35,833,804	(2,422,653)
	(37,385,458)	282,220	(6,732,557)	66,365	59,961,286	98,523,947	(19,942,077)
Annuity Reserves:
• Annuity Payments	(1,263)	—	(6,482)	—	—	(2,425)	(36,226)
• Receipt (reimbursement) of mortality guarantee adjustments	(372)	—	(1,700)	—	—	(773)	5,995
	(1,635)	—	(8,182)	—	—	(3,198)	(30,231)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(37,387,093)	282,220	(6,740,739)	66,365	59,961,286	98,520,749	(19,972,308)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,721,996)	291,225	4,878,674	65,848	61,310,738	79,373,866	(15,160,654)
NET ASSETS AT DECEMBER 31, 2014	$316,319,544	$291,225	$105,950,000	$65,848	$61,310,738	$248,098,513	$106,592,128
See accompanying notes.

	LVIP Delaware Bond Service Class Subaccount	LVIP Delaware Diversified Floating Rate Standard Class Subaccount	LVIP Delaware Diversified Floating Rate Service Class Subaccount	LVIP Delaware Foundation Aggressive Allocation Standard Class Subaccount	LVIP Delaware Foundation Aggressive Allocation Service Class Subaccount	LVIP Delaware Growth and Income Service Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$2,330,108,586	$44,255	$197,971,410	$8,954,404	$21,274,343	$36,050,101
Changes From Operations:
• Net investment income (loss)	3,882,541	2,631	(3,496,682)	(29,054)	(103,636)	(81,169)
• Net realized gain (loss) on investments	32,093,057	(24)	65,836	259,306	879,254	3,279,352
• Net change in unrealized appreciation or depreciation on investments	(132,192,644)	(2,662)	(478,554)	1,198,972	2,767,603	7,578,017
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(96,217,046)	(55)	(3,909,400)	1,429,224	3,543,221	10,776,200
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	205,649,084	650,977	157,413,496	18,067	67,615	267,140
• Contract withdrawals and transfers to annuity reserves	(173,420,899)	(17,344)	(25,496,630)	(1,478,072)	(2,670,573)	(2,467,799)
• Contract transfers	180,140,043	310,703	345,209,308	(939,781)	(492,123)	855,895
	212,368,228	944,336	477,126,174	(2,399,786)	(3,095,081)	(1,344,764)
Annuity Reserves:
• Annuity Payments	(60,934)	—	(8,840)	(3,549)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	385	—	1	23	—	—
	(60,549)	—	(8,839)	(3,526)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	212,307,679	944,336	477,117,335	(2,403,312)	(3,095,081)	(1,344,764)
TOTAL INCREASE (DECREASE) IN NET ASSETS	116,090,633	944,281	473,207,935	(974,088)	448,140	9,431,436
NET ASSETS AT DECEMBER 31, 2013	2,446,199,219	988,536	671,179,345	7,980,316	21,722,483	45,481,537
Changes From Operations:
• Net investment income (loss)	9,850,961	4,059	(4,303,123)	40,017	38,071	(45,874)
• Net realized gain (loss) on investments	19,610,756	600	1,025,333	374,289	1,297,096	5,328,677
• Net change in unrealized appreciation or depreciation on investments	74,256,020	(12,688)	(7,256,666)	(223,290)	(845,337)	(906,893)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	103,717,737	(8,029)	(10,534,456)	191,016	489,830	4,375,910
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	241,368,941	313,472	129,707,487	20,640	93,394	226,828
• Contract withdrawals and transfers to annuity reserves	(217,782,040)	(96,979)	(54,187,709)	(1,929,381)	(3,340,725)	(5,154,430)
• Contract transfers	74,081,443	82,012	15,632,496	(24,867)	(432,000)	(2,436,843)
	97,668,344	298,505	91,152,274	(1,933,608)	(3,679,331)	(7,364,445)
Annuity Reserves:
• Annuity Payments	(66,487)	—	(577)	(3,803)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	(2,671)	—	—	32	—	—
	(69,158)	—	(577)	(3,771)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	97,599,186	298,505	91,151,697	(1,937,379)	(3,679,331)	(7,364,445)
TOTAL INCREASE (DECREASE) IN NET ASSETS	201,316,923	290,476	80,617,241	(1,746,363)	(3,189,501)	(2,988,535)
NET ASSETS AT DECEMBER 31, 2014	$2,647,516,142	$1,279,012	$751,796,586	$6,233,953	$18,532,982	$42,493,002

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	LVIP Delaware Social Awareness Standard Class Subaccount	LVIP Delaware Social Awareness Service Class Subaccount	LVIP Delaware Special Opportunities Service Class Subaccount	LVIP Dimensional Non-U.S. Equity RPM Standard Class Subaccount	LVIP Dimensional Non-U.S. Equity RPM Service Class Subaccount	LVIP Dimensional U.S. Equity RPM Standard Class Subaccount	LVIP Dimensional U.S. Equity RPM Service Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$9,070,228	$45,098,660	$37,946,677	$834,490	$28,397,526	$906,466	$48,901,415
Changes From Operations:
• Net investment income (loss)	(39,867)	(333,697)	(391,453)	21,970	528,203	12,404	(461,878)
• Net realized gain (loss) on investments	955,936	4,010,559	5,256,765	11,612	715,439	39,796	3,065,029
• Net change in unrealized appreciation or depreciation on investments	1,796,250	11,235,370	7,405,013	116,365	5,220,672	268,255	18,169,149
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,712,319	14,912,232	12,270,325	149,947	6,464,314	320,455	20,772,300
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	51,764	2,723,243	3,456,953	790,045	22,050,916	1,250,463	39,958,654
• Contract withdrawals and transfers to annuity reserves	(1,603,970)	(6,078,629)	(3,339,658)	(22,038)	(2,803,898)	(47,726)	(5,080,017)
• Contract transfers	(428,442)	4,562,932	460,098	(34,327)	42,706,021	(140,153)	61,482,450
	(1,980,648)	1,207,546	577,393	733,680	61,953,039	1,062,584	96,361,087
Annuity Reserves:
• Annuity Payments	(7,082)	—	(911)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	5	—	11	—	—	—	—
	(7,077)	—	(900)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,987,725)	1,207,546	576,493	733,680	61,953,039	1,062,584	96,361,087
TOTAL INCREASE (DECREASE) IN NET ASSETS	724,594	16,119,778	12,846,818	883,627	68,417,353	1,383,039	117,133,387
NET ASSETS AT DECEMBER 31, 2013	9,794,822	61,218,438	50,793,495	1,718,117	96,814,879	2,289,505	166,034,802
Changes From Operations:
• Net investment income (loss)	(14,009)	(237,774)	(317,504)	44,096	940,741	22,017	(1,837,468)
• Net realized gain (loss) on investments	1,189,934	7,232,024	4,010,319	7,120	725,258	25,233	4,502,915
• Net change in unrealized appreciation or depreciation on investments	(6,967)	414,625	(876,566)	(281,256)	(17,533,952)	125,744	5,183,451
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,168,958	7,408,875	2,816,249	(230,040)	(15,867,953)	172,994	7,848,898
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	94,776	3,600,596	3,087,998	910,480	52,211,839	1,867,772	89,138,294
• Contract withdrawals and transfers to annuity reserves	(1,172,883)	(6,523,337)	(4,314,433)	(26,597)	(8,169,590)	(61,878)	(14,976,603)
• Contract transfers	(524,461)	(1,194,266)	(1,057,602)	359,963	46,239,346	545,399	52,232,449
	(1,602,568)	(4,117,007)	(2,284,037)	1,243,846	90,281,595	2,351,293	126,394,140
Annuity Reserves:
• Annuity Payments	(10,177)	—	(1,025)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	(429)	—	1	—	—	—	—
	(10,606)	—	(1,024)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,613,174)	(4,117,007)	(2,285,061)	1,243,846	90,281,595	2,351,293	126,394,140
TOTAL INCREASE (DECREASE) IN NET ASSETS	(444,216)	3,291,868	531,188	1,013,806	74,413,642	2,524,287	134,243,038
NET ASSETS AT DECEMBER 31, 2014	$9,350,606	$64,510,306	$51,324,683	$2,731,923	$171,228,521	$4,813,792	$300,277,840

See accompanying notes.

	LVIP Dimensional/ Vanguard Total Bond Standard Class Subaccount	LVIP Dimensional/ Vanguard Total Bond Service Class Subaccount	LVIP Franklin Mutual Shares RPM Standard Class Subaccount	LVIP Franklin Mutual Shares RPM Service Class Subaccount	LVIP Franklin Templeton Multi-Asset Opportunities Service Class Subaccount	LVIP Global Income Service Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$999,276	$127,902,501	$—	$—	$—	$482,894,133
Changes From Operations:
• Net investment income (loss)	18,433	(503,011)	—	—	—	(6,852,779)
• Net realized gain (loss) on investments	322	150,741	—	—	—	386,761
• Net change in unrealized appreciation or depreciation on investments	(72,755)	(7,484,721)	—	—	—	(17,073,179)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(54,000)	(7,836,991)	—	—	—	(23,539,197)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,265,056	68,045,796	—	—	—	24,907,555
• Contract withdrawals and transfers to annuity reserves	(80,119)	(8,258,740)	—	—	—	(26,473,669)
• Contract transfers	159,215	37,502,059	—	—	—	49,390,192
	1,344,152	97,289,115	—	—	—	47,824,078
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(16,409)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	(1,692)
	—	—	—	—	—	(18,101)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,344,152	97,289,115	—	—	—	47,805,977
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,290,152	89,452,124	—	—	—	24,266,780
NET ASSETS AT DECEMBER 31, 2013	2,289,428	217,354,625	—	—	—	507,160,913
Changes From Operations:
• Net investment income (loss)	52,301	(89,703)	261	276,551	8,103	(6,984,006)
• Net realized gain (loss) on investments	5,016	252,605	—	251,703	33	1,003,416
• Net change in unrealized appreciation or depreciation on investments	59,659	6,216,243	(701)	(1,338,204)	(6,137)	5,362,592
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	116,976	6,379,145	(440)	(809,950)	1,999	(617,998)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,289,849	80,462,466	20,004	45,463,073	530,761	78,023,175
• Contract withdrawals and transfers to annuity reserves	(139,834)	(15,674,702)	(26)	(1,744,244)	(849)	(34,955,610)
• Contract transfers	379,247	49,545,947	231	45,089,903	59,712	36,869,858
	2,529,262	114,333,711	20,209	88,808,732	589,624	79,937,423
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(29,263)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	(1,849)
	—	—	—	—	—	(31,112)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,529,262	114,333,711	20,209	88,808,732	589,624	79,906,311
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,646,238	120,712,856	19,769	87,998,782	591,623	79,288,313
NET ASSETS AT DECEMBER 31, 2014	$4,935,666	$338,067,481	$19,769	$87,998,782	$591,623	$586,449,226

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	LVIP Goldman Sachs Income Builder Standard Class Subaccount	LVIP Goldman Sachs Income Builder Service Class Subaccount	LVIP Invesco Diversified Equity Income RPM Service Class Subaccount	LVIP Invesco V.I. Comstock RPM Standard Class Subaccount	LVIP Invesco V.I. Comstock RPM Service Class Subaccount	LVIP JPMorgan High Yield Service Class Subaccount	LVIP JPMorgan Mid Cap Value RPM Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$—	$—	$—	$—	$—	$123,454,963	$—
Changes From Operations:
• Net investment income (loss)	—	—	—	—	—	4,067,070	—
• Net realized gain (loss) on investments	—	—	—	—	—	3,459,375	—
• Net change in unrealized appreciation or depreciation on investments	—	—	—	—	—	(2,126,715)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	—	—	—	—	5,399,730	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	—	—	—	—	18,140,781	—
• Contract withdrawals and transfers to annuity reserves	—	—	—	—	—	(10,381,180)	—
• Contract transfers	—	—	—	—	—	4,791,720	—
	—	—	—	—	—	12,551,321	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(2,348)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	3	—
	—	—	—	—	—	(2,345)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	—	—	—	—	12,548,976	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	—	—	—	17,948,706	—
NET ASSETS AT DECEMBER 31, 2013	—	—	—	—	—	141,403,669	—
Changes From Operations:
• Net investment income (loss)	490	12,719	25,052	802	(23,325)	3,658,052	513
• Net realized gain (loss) on investments	(1)	463	111,682	1	(11,712)	2,989,148	253
• Net change in unrealized appreciation or depreciation on investments	(627)	(15,010)	45,032	(1,120)	412,271	(5,529,496)	2,322
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(138)	(1,828)	181,766	(317)	377,234	1,117,704	3,088
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	366,945	24,294,147	79,736	47,494,519	24,155,720	71,147
• Contract withdrawals and transfers to annuity reserves	—	(2,792)	(268,795)	(190)	(1,103,588)	(10,875,962)	(69)
• Contract transfers	20,168	227,219	6,161,740	—	22,375,180	(10,764,645)	5,898
	20,168	591,372	30,187,092	79,546	68,766,111	2,515,113	76,976
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(11,551)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	(2,131)	—
	—	—	—	—	—	(13,682)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	20,168	591,372	30,187,092	79,546	68,766,111	2,501,431	76,976
TOTAL INCREASE (DECREASE) IN NET ASSETS	20,030	589,544	30,368,858	79,229	69,143,345	3,619,135	80,064
NET ASSETS AT DECEMBER 31, 2014	$20,030	$589,544	$30,368,858	$79,229	$69,143,345	$145,022,804	$80,064

See accompanying notes.

	LVIP JPMorgan Mid Cap Value RPM Service Class Subaccount	LVIP Managed Risk American Balanced Allocation Standard Class Subaccount	LVIP Managed Risk American Balanced Allocation Service Class Subaccount	LVIP Managed Risk American Growth Allocation Standard Class Subaccount	LVIP Managed Risk American Growth Allocation Service Class Subaccount	LVIP Managed Risk Profile 2010 Service Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$34,515,420	$—	$—	$—	$—	$7,354,722
Changes From Operations:
• Net investment income (loss)	(1,222,837)	7,569	—	5,145	—	(47,420)
• Net realized gain (loss) on investments	1,299,640	13,239	—	7,575	—	408,172
• Net change in unrealized appreciation or depreciation on investments	16,718,306	11,161	—	13,352	—	83,964
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	16,795,109	31,969	—	26,072	—	444,716
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	89,188,851	628,257	—	443,660	—	32,828
• Contract withdrawals and transfers to annuity reserves	(3,642,359)	(3,298)	—	(1,696)	—	(947,124)
• Contract transfers	52,246,641	—	—	(1,155)	—	(426,276)
	137,793,133	624,959	—	440,809	—	(1,340,572)
Annuity Reserves:
• Annuity Payments	(225)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	(225)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	137,792,908	624,959	—	440,809	—	(1,340,572)
TOTAL INCREASE (DECREASE) IN NET ASSETS	154,588,017	656,928	—	466,881	—	(895,856)
NET ASSETS AT DECEMBER 31, 2013	189,103,437	656,928	—	466,881	—	6,458,866
Changes From Operations:
• Net investment income (loss)	(2,578,556)	5,347	50,242	9,999	240,413	(7,550)
• Net realized gain (loss) on investments	3,290,918	20,903	13,631	15,610	16,834	303,161
• Net change in unrealized appreciation or depreciation on investments	15,380,348	2,340	(49,763)	(13,997)	(311,209)	(138,777)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	16,092,710	28,590	14,110	11,612	(53,962)	156,834
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	88,118,483	48,013	3,525,658	479,826	17,311,759	12,067
• Contract withdrawals and transfers to annuity reserves	(11,433,380)	(180,890)	(5,049)	(126,757)	(16,700)	(1,364,165)
• Contract transfers	23,993,780	(96)	356,101	28,655	1,899,481	365,816
	100,678,883	(132,973)	3,876,710	381,724	19,194,540	(986,282)
Annuity Reserves:
• Annuity Payments	(2,966)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	(1,871)	—	—	—	—	—
	(4,837)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	100,674,046	(132,973)	3,876,710	381,724	19,194,540	(986,282)
TOTAL INCREASE (DECREASE) IN NET ASSETS	116,766,756	(104,383)	3,890,820	393,336	19,140,578	(829,448)
NET ASSETS AT DECEMBER 31, 2014	$305,870,193	$552,545	$3,890,820	$860,217	$19,140,578	$5,629,418

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	LVIP Managed Risk Profile 2020 Service Class Subaccount	LVIP Managed Risk Profile 2030 Service Class Subaccount	LVIP Managed Risk Profile 2040 Service Class Subaccount	LVIP Managed Risk Profile Conservative Standard Class Subaccount	LVIP Managed Risk Profile Conservative Service Class Subaccount	LVIP Managed Risk Profile Growth Standard Class Subaccount	LVIP Managed Risk Profile Growth Service Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$15,957,108	$10,532,657	$5,576,367	$51,153	$797,064,640	$—	$2,378,472,131
Changes From Operations:
• Net investment income (loss)	(81,834)	(60,862)	(38,608)	(24)	1,194,880	48,399	19,817,628
• Net realized gain (loss) on investments	717,352	628,217	181,173	513	34,865,111	4,445	14,320,630
• Net change in unrealized appreciation or depreciation on investments	808,433	490,386	630,092	212	33,378,258	139,793	414,534,507
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,443,951	1,057,741	772,657	701	69,438,249	192,637	448,672,765
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	82,708	213,199	92,203	—	263,844,028	3,457,017	2,425,022,663
• Contract withdrawals and transfers to annuity reserves	(1,431,938)	(1,389,404)	(218,586)	—	(83,861,255)	(14,596)	(180,237,663)
• Contract transfers	856,193	(685,388)	(128,708)	(51,854)	49,228,676	24,108	1,071,827,550
	(493,037)	(1,861,593)	(255,091)	(51,854)	229,211,449	3,466,529	3,316,612,550
Annuity Reserves:
• Annuity Payments	—	—	—	—	(224)	—	(2,733)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	3
	—	—	—	—	(224)	—	(2,730)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(493,037)	(1,861,593)	(255,091)	(51,854)	229,211,225	3,466,529	3,316,609,820
TOTAL INCREASE (DECREASE) IN NET ASSETS	950,914	(803,852)	517,566	(51,153)	298,649,474	3,659,166	3,765,282,585
NET ASSETS AT DECEMBER 31, 2013	16,908,022	9,728,805	6,093,933	—	1,095,714,114	3,659,166	6,143,754,716
Changes From Operations:
• Net investment income (loss)	(16,222)	(9,672)	18,962	584	1,353,337	56,243	33,400,230
• Net realized gain (loss) on investments	841,402	781,672	123,835	405	28,287,360	5,155	27,340,719
• Net change in unrealized appreciation or depreciation on investments	(413,223)	(573,883)	(51,568)	(1,039)	11,590,505	33,478	48,761,138
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	411,957	198,117	91,229	(50)	41,231,202	94,876	109,502,087
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	52,068	48,087	4,513	33,750	145,573,267	477,254	1,784,062,563
• Contract withdrawals and transfers to annuity reserves	(2,107,195)	(1,558,785)	(127,707)	(90)	(89,864,548)	(212,699)	(320,561,935)
• Contract transfers	(806,883)	(1,019,430)	(53,940)	(200)	38,673,109	49,137	540,575,634
	(2,862,010)	(2,530,128)	(177,134)	33,460	94,381,828	313,692	2,004,076,262
Annuity Reserves:
• Annuity Payments	—	—	—	—	(2,680)	—	(2,791)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	(896)	—	1
	—	—	—	—	(3,576)	—	(2,790)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,862,010)	(2,530,128)	(177,134)	33,460	94,378,252	313,692	2,004,073,472
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,450,053)	(2,332,011)	(85,905)	33,410	135,609,454	408,568	2,113,575,559
NET ASSETS AT DECEMBER 31, 2014	$14,457,969	$7,396,794	$6,008,028	$33,410	$1,231,323,568	$4,067,734	$8,257,330,275

See accompanying notes.

	LVIP Managed Risk Profile Moderate Standard Class Subaccount	LVIP Managed Risk Profile Moderate Service Class Subaccount	LVIP MFS International Growth Standard Class Subaccount	LVIP MFS International Growth Service Class Subaccount	LVIP MFS International Growth RPM Service Class Subaccount	LVIP MFS Value Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$—	$2,680,696,958	$—	$133,401,119	$—	$—
Changes From Operations:
• Net investment income (loss)	734	10,317,326	—	(1,014,215)	27,162	—
• Net realized gain (loss) on investments	6	28,108,243	—	3,444,662	22,081	—
• Net change in unrealized appreciation or depreciation on investments	114	330,891,621	—	13,666,556	786,593	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	854	369,317,190	—	16,097,003	835,836	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	50,000	1,618,950,647	—	6,663,747	20,377,292	—
• Contract withdrawals and transfers to annuity reserves	(549)	(227,145,530)	—	(9,213,859)	(227,926)	—
• Contract transfers	—	750,337,845	—	7,180,428	13,833,585	—
	49,451	2,142,142,962	—	4,630,316	33,982,951	—
Annuity Reserves:
• Annuity Payments	—	(29,592)	—	(870)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(43,933)	—	18	—	—
	—	(73,525)	—	(852)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	49,451	2,142,069,437	—	4,629,464	33,982,951	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	50,305	2,511,386,627	—	20,726,467	34,818,787	—
NET ASSETS AT DECEMBER 31, 2013	50,305	5,192,083,585	—	154,127,586	34,818,787	—
Changes From Operations:
• Net investment income (loss)	6,561	18,623,862	—	(753,523)	(635,164)	155
• Net realized gain (loss) on investments	3,292	35,921,394	—	2,992,222	(74,058)	—
• Net change in unrealized appreciation or depreciation on investments	(16,677)	70,746,433	(28)	(12,209,923)	(6,025,563)	(91)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,824)	125,291,689	(28)	(9,971,224)	(6,734,785)	64
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	558,760	1,185,146,618	9,653	9,414,634	39,074,346	6,771
• Contract withdrawals and transfers to annuity reserves	(18,561)	(348,209,206)	—	(12,049,678)	(2,402,684)	—
• Contract transfers	(324)	389,225,607	—	10,761,625	22,984,632	—
	539,875	1,226,163,019	9,653	8,126,581	59,656,294	6,771
Annuity Reserves:
• Annuity Payments	—	(36,973)	—	(1,464)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	1,278	—	(164)	—	—
	—	(35,695)	—	(1,628)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	539,875	1,226,127,324	9,653	8,124,953	59,656,294	6,771
TOTAL INCREASE (DECREASE) IN NET ASSETS	533,051	1,351,419,013	9,625	(1,846,271)	52,921,509	6,835
NET ASSETS AT DECEMBER 31, 2014	$583,356	$6,543,502,598	$9,625	$152,281,315	$87,740,296	$6,835

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	LVIP MFS Value Service Class Subaccount	LVIP Mid-Cap Value Service Class Subaccount	LVIP Mondrian International Value Standard Class Subaccount	LVIP Mondrian International Value Service Class Subaccount	LVIP Money Market Standard Class Subaccount	LVIP Money Market Service Class Subaccount	LVIP Multi-Manager Global Equity RPM Service Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$672,516,930	$58,307,396	$15,038,849	$108,228,121	$48,429,176	$327,023,277	$—
Changes From Operations:
• Net investment income (loss)	2,234,198	(927,659)	136,439	3,486,732	(705,369)	(5,201,222)	—
• Net realized gain (loss) on investments	36,875,786	5,150,140	141,235	1,455,338	—	1	—
• Net change in unrealized appreciation or depreciation on investments	182,216,066	13,465,609	2,664,491	31,523,931	—	(1)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	221,326,050	17,688,090	2,942,165	36,466,001	(705,369)	(5,201,222)	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	43,092,518	5,233,453	46,375	5,978,899	668,501	64,669,787	—
• Contract withdrawals and transfers to annuity reserves	(48,874,701)	(4,771,024)	(2,425,402)	(19,767,398)	(38,371,591)	(182,529,114)	—
• Contract transfers	(37,923,992)	(4,518,866)	2,313,082	192,399,559	30,123,818	75,454,010	—
	(43,706,175)	(4,056,437)	(65,945)	178,611,060	(7,579,272)	(42,405,317)	—
Annuity Reserves:
• Annuity Payments	(45,870)	(5,718)	(4,771)	(1,109)	(3,175)	(17,155)	—
• Receipt (reimbursement) of mortality guarantee adjustments	75	10	(17)	(59)	401	224	—
	(45,795)	(5,708)	(4,788)	(1,168)	(2,774)	(16,931)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(43,751,970)	(4,062,145)	(70,733)	178,609,892	(7,582,046)	(42,422,248)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	177,574,080	13,625,945	2,871,432	215,075,893	(8,287,415)	(47,623,470)	—
NET ASSETS AT DECEMBER 31, 2013	850,091,010	71,933,341	17,910,281	323,304,014	40,141,761	279,399,807	—
Changes From Operations:
• Net investment income (loss)	8,512,834	(1,555,187)	355,751	7,487,676	(563,718)	(4,490,183)	43,587
• Net realized gain (loss) on investments	41,746,411	5,066,671	407,885	6,033,922	—	—	3,802
• Net change in unrealized appreciation or depreciation on investments	23,777,637	552,967	(1,377,563)	(25,279,583)	—	—	(160,299)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	74,036,882	4,064,451	(613,927)	(11,757,985)	(563,718)	(4,490,183)	(112,910)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	47,116,366	8,762,332	263,172	7,814,540	392,871	66,500,312	3,641,689
• Contract withdrawals and transfers to annuity reserves	(71,014,074)	(7,753,978)	(1,976,313)	(32,616,356)	(18,479,212)	(169,723,029)	(57,044)
• Contract transfers	(20,549,719)	60,001,747	(245,873)	14,983,031	11,498,115	90,224,058	1,585,049
	(44,447,427)	61,010,101	(1,959,014)	(9,818,785)	(6,588,226)	(12,998,659)	5,169,694
Annuity Reserves:
• Annuity Payments	(53,092)	(6,539)	(5,151)	(2,053)	(3,225)	(17,735)	—
• Receipt (reimbursement) of mortality guarantee adjustments	(554)	(2)	228	(88)	447	(1,006)	—
	(53,646)	(6,541)	(4,923)	(2,141)	(2,778)	(18,741)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(44,501,073)	61,003,560	(1,963,937)	(9,820,926)	(6,591,004)	(13,017,400)	5,169,694
TOTAL INCREASE (DECREASE) IN NET ASSETS	29,535,809	65,068,011	(2,577,864)	(21,578,911)	(7,154,722)	(17,507,583)	5,056,784
NET ASSETS AT DECEMBER 31, 2014	$879,626,819	$137,001,352	$15,332,417	$301,725,103	$32,987,039	$261,892,224	$5,056,784
See accompanying notes.

	LVIP PIMCO Low Duration Bond Standard Class Subaccount	LVIP PIMCO Low Duration Bond Service Class Subaccount	LVIP SSgA Bond Index Standard Class Subaccount	LVIP SSgA Bond Index Service Class Subaccount	LVIP SSgA Conservative Index Allocation Service Class Subaccount	LVIP SSgA Conservative Structured Allocation Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$—	$—	$26,227	$997,851,378	$55,716,735	$—
Changes From Operations:
• Net investment income (loss)	—	—	1,336	241,351	(228,216)	—
• Net realized gain (loss) on investments	—	—	115	6,514,749	1,080,883	—
• Net change in unrealized appreciation or depreciation on investments	—	—	(3,293)	(52,777,596)	1,546,564	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	—	(1,842)	(46,021,496)	2,399,231	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	—	143,675	37,916,125	6,577,526	—
• Contract withdrawals and transfers to annuity reserves	—	—	(922)	(83,954,507)	(4,856,938)	—
• Contract transfers	—	—	(2,714)	86,247,334	(2,648,474)	—
	—	—	140,039	40,208,952	(927,886)	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	(224)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	(224)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	—	140,039	40,208,952	(928,110)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	138,197	(5,812,544)	1,471,121	—
NET ASSETS AT DECEMBER 31, 2013	—	—	164,424	992,038,834	57,187,856	—
Changes From Operations:
• Net investment income (loss)	326	(13,684)	5,328	(1,106,164)	(48,302)	3,987
• Net realized gain (loss) on investments	146	92,390	461	5,176,832	1,373,841	53
• Net change in unrealized appreciation or depreciation on investments	(905)	(442,278)	4,036	32,117,307	225,883	(3,126)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(433)	(363,572)	9,825	36,187,975	1,551,422	914
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	117,524	28,692,362	267,930	32,901,879	4,182,692	78
• Contract withdrawals and transfers to annuity reserves	—	(3,786,034)	(19,915)	(106,934,129)	(5,646,463)	—
• Contract transfers	(33,000)	28,915,794	883	27,760,342	3,740,365	165,193
	84,524	53,822,122	248,898	(46,271,908)	2,276,594	165,271
Annuity Reserves:
• Annuity Payments	—	—	—	(6,667)	(2,673)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	(891)	—
	—	—	—	(6,667)	(3,564)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	84,524	53,822,122	248,898	(46,278,575)	2,273,030	165,271
TOTAL INCREASE (DECREASE) IN NET ASSETS	84,091	53,458,550	258,723	(10,090,600)	3,824,452	166,185
NET ASSETS AT DECEMBER 31, 2014	$84,091	$53,458,550	$423,147	$981,948,234	$61,012,308	$166,185

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	LVIP SSgA Conservative Structured Allocation Service Class Subaccount	LVIP SSgA Developed International 150 Standard Class Subaccount	LVIP SSgA Developed International 150 Service Class Subaccount	LVIP SSgA Emerging Markets 100 Standard Class Subaccount	LVIP SSgA Emerging Markets 100 Service Class Subaccount	LVIP SSgA Global Tactical Allocation RPM Standard Class Subaccount	LVIP SSgA Global Tactical Allocation RPM Service Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$198,661,657	$—	$141,627,471	$104,207	$176,646,426	$63,094	$367,052,105
Changes From Operations:
• Net investment income (loss)	(73,237)	446	992,521	4,162	567,624	3,321	3,084,405
• Net realized gain (loss) on investments	2,528,468	82	4,785,618	(254)	(2,291,712)	751	3,487,177
• Net change in unrealized appreciation or depreciation on investments	6,873,585	1,027	18,195,511	(3,394)	(5,306,346)	2,342	35,810,079
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,328,816	1,555	23,973,650	514	(7,030,434)	6,414	42,381,661
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	6,724,541	17,130	2,525,392	170,129	4,983,437	149,236	271,307,095
• Contract withdrawals and transfers to annuity reserves	(13,174,771)	(525)	(10,353,693)	(10,548)	(12,271,208)	(22,003)	(27,020,937)
• Contract transfers	(11,711,277)	6,804	(8,741,283)	15,380	15,538,062	3,388	78,504,567
	(18,161,507)	23,409	(16,569,584)	174,961	8,250,291	130,621	322,790,725
Annuity Reserves:
• Annuity Payments	—	—	—	—	(2,276)	—	(112,822)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	3	—	757
	—	—	—	—	(2,273)	—	(112,065)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(18,161,507)	23,409	(16,569,584)	174,961	8,248,018	130,621	322,678,660
TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,832,691)	24,964	7,404,066	175,475	1,217,584	137,035	365,060,321
NET ASSETS AT DECEMBER 31, 2013	189,828,966	24,964	149,031,537	279,682	177,864,010	200,129	732,112,426
Changes From Operations:
• Net investment income (loss)	929,529	5,964	1,909,268	11,049	1,789,975	3,138	3,775,280
• Net realized gain (loss) on investments	4,933,306	4,452	8,920,597	(253)	(1,207,497)	4,196	7,010,893
• Net change in unrealized appreciation or depreciation on investments	470,302	(25,780)	(12,049,074)	(31,758)	(8,783,047)	(3,179)	3,528,745
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,333,137	(15,364)	(1,219,209)	(20,962)	(8,200,569)	4,155	14,314,918
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	9,442,108	247,674	3,558,771	215,165	5,617,596	133,895	167,238,183
• Contract withdrawals and transfers to annuity reserves	(12,086,137)	(7,451)	(14,264,634)	(8,058)	(15,652,171)	(117,685)	(41,857,010)
• Contract transfers	(3,519,057)	3,513	8,465,224	(3,364)	10,076,015	2,159	13,366,020
	(6,163,086)	243,736	(2,240,639)	203,743	41,440	18,369	138,747,193
Annuity Reserves:
• Annuity Payments	—	—	—	—	(2,205)	—	(121,960)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	629
	—	—	—	—	(2,205)	—	(121,331)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(6,163,086)	243,736	(2,240,639)	203,743	39,235	18,369	138,625,862
TOTAL INCREASE (DECREASE) IN NET ASSETS	170,051	228,372	(3,459,848)	182,781	(8,161,334)	22,524	152,940,780
NET ASSETS AT DECEMBER 31, 2014	$189,999,017	$253,336	$145,571,689	$462,463	$169,702,676	$222,653	$885,053,206

See accompanying notes.

	LVIP SSgA International Index Standard Class Subaccount	LVIP SSgA International Index Service Class Subaccount	LVIP SSgA International RPM Service Class Subaccount	LVIP SSgA Large Cap 100 Standard Class Subaccount	LVIP SSgA Large Cap 100 Service Class Subaccount	LVIP SSgA Large Cap RPM Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$33,709	$208,702,144	$—	$3,764	$279,058,585	$—
Changes From Operations:
• Net investment income (loss)	1,152	(475,454)	—	11,767	665,819	15
• Net realized gain (loss) on investments	1,068	7,228,804	—	32,409	41,813,444	—
• Net change in unrealized appreciation or depreciation on investments	16,658	35,458,740	—	29,510	43,597,563	94
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,878	42,212,090	—	73,686	86,076,826	109
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	120,515	4,296,373	—	227,159	5,828,238	1,287
• Contract withdrawals and transfers to annuity reserves	(1,762)	(20,153,653)	—	(11,778)	(24,277,263)	(3)
• Contract transfers	(1,204)	66,292,905	—	499,066	(29,926,373)	19
	117,549	50,435,625	—	714,447	(48,375,398)	1,303
Annuity Reserves:
• Annuity Payments	—	(2,290)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	10	—	—	—	—
	—	(2,280)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	117,549	50,433,345	—	714,447	(48,375,398)	1,303
TOTAL INCREASE (DECREASE) IN NET ASSETS	136,427	92,645,435	—	788,133	37,701,428	1,412
NET ASSETS AT DECEMBER 31, 2013	170,136	301,347,579	—	791,897	316,760,013	1,412
Changes From Operations:
• Net investment income (loss)	7,319	2,136,651	181,087	24,053	1,598,187	18
• Net realized gain (loss) on investments	566	7,733,940	(24,731)	64,797	37,084,085	35
• Net change in unrealized appreciation or depreciation on investments	(32,669)	(31,824,303)	(1,356,738)	79,505	3,433,563	51
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(24,784)	(21,953,712)	(1,200,382)	168,355	42,115,835	104
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	256,780	4,940,039	9,010,344	824,732	5,819,873	—
• Contract withdrawals and transfers to annuity reserves	(4,075)	(31,253,342)	(243,440)	(53,116)	(33,099,988)	(38)
• Contract transfers	18,177	21,436,535	7,525,242	(95,817)	(6,415,741)	(61)
	270,882	(4,876,768)	16,292,146	675,799	(33,695,856)	(99)
Annuity Reserves:
• Annuity Payments	—	(29,941)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(2,107)	—	—	—	—
	—	(32,048)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	270,882	(4,908,816)	16,292,146	675,799	(33,695,856)	(99)
TOTAL INCREASE (DECREASE) IN NET ASSETS	246,098	(26,862,528)	15,091,764	844,154	8,419,979	5
NET ASSETS AT DECEMBER 31, 2014	$416,234	$274,485,051	$15,091,764	$1,636,051	$325,179,992	$1,417

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	LVIP SSgA Large Cap RPM Service Class Subaccount	LVIP SSgA Moderate Index Allocation Service Class Subaccount	LVIP SSgA Moderate Structured Allocation Service Class Subaccount	LVIP SSgA Moderately Aggressive Index Allocation Service Class Subaccount	LVIP SSgA Moderately Aggressive Structured Allocation Service Class Subaccount	LVIP SSgA S&P 500 Index Standard Class Subaccount	LVIP SSgA S&P 500 Index Service Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$—	$135,403,254	$535,387,963	$127,959,706	$357,707,878	$1,630,111	$502,663,971
Changes From Operations:
• Net investment income (loss)	176,853	(704,048)	4,522,273	(553,250)	1,819,453	181,721	(1,850,241)
• Net realized gain (loss) on investments	24,453	2,374,561	7,159,583	2,833,467	5,407,307	175,903	35,935,996
• Net change in unrealized appreciation or depreciation on investments	1,275,948	13,638,125	55,338,456	14,672,207	38,736,196	3,551,682	133,210,668
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,477,254	15,308,638	67,020,312	16,952,424	45,962,956	3,909,306	167,296,423
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	15,342,618	23,542,500	28,953,516	16,557,581	13,447,576	621,577	21,027,882
• Contract withdrawals and transfers to annuity reserves	(210,238)	(8,392,415)	(49,269,959)	(7,891,645)	(23,038,973)	(2,664,683)	(65,387,432)
• Contract transfers	9,337,884	8,707,104	279,623,711	7,108,868	10,538,846	32,703,964	213,076,180
	24,470,264	23,857,189	259,307,268	15,774,804	947,449	30,660,858	168,716,630
Annuity Reserves:
• Annuity Payments	—	(168)	(13,548)	(224)	—	(6,638)	(10,334)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	3,255	—	—	473	973
	—	(168)	(10,293)	(224)	—	(6,165)	(9,361)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	24,470,264	23,857,021	259,296,975	15,774,580	947,449	30,654,693	168,707,269
TOTAL INCREASE (DECREASE) IN NET ASSETS	25,947,518	39,165,659	326,317,287	32,727,004	46,910,405	34,563,999	336,003,692
NET ASSETS AT DECEMBER 31, 2013	25,947,518	174,568,913	861,705,250	160,686,710	404,618,283	36,194,110	838,667,663
Changes From Operations:
• Net investment income (loss)	839,080	275,147	6,102,662	397,871	4,086,171	137,586	(304,112)
• Net realized gain (loss) on investments	475,649	3,496,290	20,669,538	3,236,813	10,591,588	1,151,176	58,844,418
• Net change in unrealized appreciation or depreciation on investments	1,754,042	437,479	2,740,042	(344,462)	(1,573,270)	2,632,691	30,849,498
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,068,771	4,208,916	29,512,242	3,290,222	13,104,489	3,921,453	89,389,804
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	34,603,038	20,358,371	27,548,723	10,180,726	21,232,571	966,828	23,420,200
• Contract withdrawals and transfers to annuity reserves	(2,211,890)	(10,984,726)	(66,947,670)	(6,800,195)	(21,659,296)	(4,825,915)	(93,657,735)
• Contract transfers	37,448,473	2,572,961	(21,415,449)	(1,298,175)	9,255,433	(96,804)	(661,101)
	69,839,621	11,946,606	(60,814,396)	2,082,356	8,828,708	(3,955,891)	(70,898,636)
Annuity Reserves:
• Annuity Payments	—	(2,002)	(16,292)	(2,665)	—	(10,871)	(64,516)
• Receipt (reimbursement) of mortality guarantee adjustments	—	(670)	3,932	(894)	—	669	(6,836)
	—	(2,672)	(12,360)	(3,559)	—	(10,202)	(71,352)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	69,839,621	11,943,934	(60,826,756)	2,078,797	8,828,708	(3,966,093)	(70,969,988)
TOTAL INCREASE (DECREASE) IN NET ASSETS	72,908,392	16,152,850	(31,314,514)	5,369,019	21,933,197	(44,640)	18,419,816
NET ASSETS AT DECEMBER 31, 2014	$98,855,910	$190,721,763	$830,390,736	$166,055,729	$426,551,480	$36,149,470	$857,087,479

See accompanying notes.

	LVIP SSgA Small-Cap Index Standard Class Subaccount	LVIP SSgA Small-Cap Index Service Class Subaccount	LVIP SSgA Small-Cap RPM Standard Class Subaccount	LVIP SSgA Small-Cap RPM Service Class Subaccount	LVIP SSgA Small-Mid Cap 200 Standard Class Subaccount	LVIP SSgA Small-Mid Cap 200 Service Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$61,884	$143,442,614	$—	$—	$21,540	$93,579,793
Changes From Operations:
• Net investment income (loss)	2,028	(2,467,740)	406	113,319	15,955	676,462
• Net realized gain (loss) on investments	7,058	15,346,230	—	44,838	45,160	14,076,888
• Net change in unrealized appreciation or depreciation on investments	66,607	52,267,857	652	1,315,169	8,335	13,642,097
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	75,693	65,146,347	1,058	1,473,326	69,450	28,395,447
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	508,895	6,406,547	39,008	16,155,058	452,857	3,655,521
• Contract withdrawals and transfers to annuity reserves	(5,100)	(19,430,814)	—	(171,487)	(10,881)	(8,202,447)
• Contract transfers	(15,597)	102,011,607	—	9,689,224	259,833	(6,682,580)
	488,198	88,987,340	39,008	25,672,795	701,809	(11,229,506)
Annuity Reserves:
• Annuity Payments	—	(1,475)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	876	—	—	—	—
	—	(599)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	488,198	88,986,741	39,008	25,672,795	701,809	(11,229,506)
TOTAL INCREASE (DECREASE) IN NET ASSETS	563,891	154,133,088	40,066	27,146,121	771,259	17,165,941
NET ASSETS AT DECEMBER 31, 2013	625,775	297,575,702	40,066	27,146,121	792,799	110,745,734
Changes From Operations:
• Net investment income (loss)	2,444	(3,027,715)	330	(234,976)	36,466	1,545,314
• Net realized gain (loss) on investments	39,986	21,679,583	6	(7,490)	53,142	8,113,852
• Net change in unrealized appreciation or depreciation on investments	16,603	(12,118,730)	(981)	(501,180)	(42,227)	(7,141,932)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	59,033	6,533,138	(645)	(743,646)	47,381	2,517,234
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	794,694	7,164,571	39,358	42,635,037	684,224	4,543,124
• Contract withdrawals and transfers to annuity reserves	(26,028)	(28,497,642)	(1,086)	(2,399,482)	(72,010)	(9,938,223)
• Contract transfers	(26,411)	(9,884,740)	3,220	22,569,669	16,926	2,695,694
	742,255	(31,217,811)	41,492	62,805,224	629,140	(2,699,405)
Annuity Reserves:
• Annuity Payments	—	(4,745)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	198	—	—	—	—
	—	(4,547)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	742,255	(31,222,358)	41,492	62,805,224	629,140	(2,699,405)
TOTAL INCREASE (DECREASE) IN NET ASSETS	801,288	(24,689,220)	40,847	62,061,578	676,521	(182,171)
NET ASSETS AT DECEMBER 31, 2014	$1,427,063	$272,886,482	$80,913	$89,207,699	$1,469,320	$110,563,563

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	LVIP T. Rowe Price Growth Stock Standard Class Subaccount	LVIP T. Rowe Price Growth Stock Service Class Subaccount	LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class Subaccount	LVIP T. Rowe Price Structured Mid-Cap Growth Service Class Subaccount	LVIP Templeton Growth RPM Service Class Subaccount	LVIP UBS Large Cap Growth RPM Standard Class Subaccount	LVIP UBS Large Cap Growth RPM Service Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$—	$143,608,085	$2,298,791	$80,236,899	$154,522,717	$2,243,019	$60,049,258
Changes From Operations:
• Net investment income (loss)	—	(2,731,610)	(45,961)	(1,363,906)	(418,147)	(38,816)	(1,812,374)
• Net realized gain (loss) on investments	—	10,102,034	317,474	9,121,636	4,308,161	183,219	3,261,316
• Net change in unrealized appreciation or depreciation on investments	—	43,378,370	455,460	15,788,161	36,077,707	326,861	22,052,314
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	50,748,794	726,973	23,545,891	39,967,721	471,264	23,501,256
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	10,686,226	58,184	7,503,889	153,963,771	8,457	62,084,184
• Contract withdrawals and transfers to annuity reserves	—	(10,092,575)	(282,058)	(5,351,028)	(12,544,669)	(267,407)	(6,972,075)
• Contract transfers	—	(6,351,954)	(109,216)	(18,415,548)	43,236,807	(8,545)	21,928,845
	—	(5,758,303)	(333,090)	(16,262,687)	184,655,909	(267,495)	77,040,954
Annuity Reserves:
• Annuity Payments	—	(2,173)	—	(1,255)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	4	—	11	—	—	—
	—	(2,169)	—	(1,244)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	(5,760,472)	(333,090)	(16,263,931)	184,655,909	(267,495)	77,040,954
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	44,988,322	393,883	7,281,960	224,623,630	203,769	100,542,210
NET ASSETS AT DECEMBER 31, 2013	—	188,596,407	2,692,674	87,518,859	379,146,347	2,446,788	160,591,468
Changes From Operations:
• Net investment income (loss)	(72)	(2,980,986)	(44,105)	(1,455,496)	(1,069,471)	(43,469)	(3,519,868)
• Net realized gain (loss) on investments	1	19,296,185	417,440	11,361,793	5,602,400	101,946	6,592,198
• Net change in unrealized appreciation or depreciation on investments	1,674	(6,050,278)	(126,151)	(1,699,123)	(28,697,032)	14,988	4,555,170
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,603	10,264,921	247,184	8,207,174	(24,164,103)	73,465	7,627,500
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	49,103	16,476,885	25,868	7,330,726	205,369,787	2,937	55,954,592
• Contract withdrawals and transfers to annuity reserves	—	(12,661,114)	(649,805)	(7,222,848)	(27,519,488)	(166,870)	(12,181,993)
• Contract transfers	—	(25,085,616)	410,276	(2,403,351)	60,479,494	(103,802)	22,544,074
	49,103	(21,269,845)	(213,661)	(2,295,473)	238,329,793	(267,735)	66,316,673
Annuity Reserves:
• Annuity Payments	—	(5,519)	—	(5,103)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(1,116)	—	(1,366)	—	—	—
	—	(6,635)	—	(6,469)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	49,103	(21,276,480)	(213,661)	(2,301,942)	238,329,793	(267,735)	66,316,673
TOTAL INCREASE (DECREASE) IN NET ASSETS	50,706	(11,011,559)	33,523	5,905,232	214,165,690	(194,270)	73,944,173
NET ASSETS AT DECEMBER 31, 2014	$50,706	$177,584,848	$2,726,197	$93,424,091	$593,312,037	$2,252,518	$234,535,641

See accompanying notes.

	LVIP Vanguard Domestic Equity ETF Standard Class Subaccount	LVIP Vanguard Domestic Equity ETF Service Class Subaccount	LVIP Vanguard International Equity ETF Standard Class Subaccount	LVIP Vanguard International Equity ETF Service Class Subaccount	LVIP VIP Contrafund RPM Standard Class Subaccount	LVIP VIP Contrafund RPM Service Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$112,131	$44,730,410	$57,783	$26,145,484	$—	$—
Changes From Operations:
• Net investment income (loss)	409	(341,459)	5,561	188,131	958	275,897
• Net realized gain (loss) on investments	5,941	1,982,855	2,676	570,100	11	55,659
• Net change in unrealized appreciation or depreciation on investments	61,544	13,114,686	10,351	3,351,149	2,091	5,336,422
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	67,894	14,756,082	18,588	4,109,380	3,060	5,667,978
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	208,735	10,268,674	298,572	5,600,524	110,294	50,584,830
• Contract withdrawals and transfers to annuity reserves	(25,922)	(2,662,971)	(10,009)	(1,285,781)	(554)	(607,095)
• Contract transfers	12,199	14,160,162	(5,772)	7,035,836	—	39,989,982
	195,012	21,765,865	282,791	11,350,579	109,740	89,967,717
Annuity Reserves:
• Annuity Payments	—	(281)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	(281)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	195,012	21,765,584	282,791	11,350,579	109,740	89,967,717
TOTAL INCREASE (DECREASE) IN NET ASSETS	262,906	36,521,666	301,379	15,459,959	112,800	95,635,695
NET ASSETS AT DECEMBER 31, 2013	375,037	81,252,076	359,162	41,605,443	112,800	95,635,695
Changes From Operations:
• Net investment income (loss)	3,188	51,130	3,743	201,143	9,680	3,356,304
• Net realized gain (loss) on investments	8,175	4,914,032	552	548,168	738	873,190
• Net change in unrealized appreciation or depreciation on investments	30,200	3,837,911	(25,731)	(4,389,129)	1,321	4,185,437
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	41,563	8,803,073	(21,436)	(3,639,818)	11,739	8,414,931
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	60,356	14,371,814	66,834	8,097,255	325,753	109,758,306
• Contract withdrawals and transfers to annuity reserves	(12,955)	(4,649,684)	(40,761)	(2,136,615)	(8,231)	(6,807,445)
• Contract transfers	(12,663)	(485,224)	20,936	11,102,236	(5,943)	63,308,332
	34,738	9,236,906	47,009	17,062,876	311,579	166,259,193
Annuity Reserves:
• Annuity Payments	—	(3,415)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(1,151)	—	—	—	—
	—	(4,566)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	34,738	9,232,340	47,009	17,062,876	311,579	166,259,193
TOTAL INCREASE (DECREASE) IN NET ASSETS	76,301	18,035,413	25,573	13,423,058	323,318	174,674,124
NET ASSETS AT DECEMBER 31, 2014	$451,338	$99,287,489	$384,735	$55,028,501	$436,118	$270,309,819

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	LVIP VIP Mid Cap RPM Service Class Subaccount	Lord Abbett Series Fund Bond Debenture Class VC Subaccount	Lord Abbett Series Fund Developing Growth Class VC Subaccount	Lord Abbett Series Fund Fundamental Equity Class VC Subaccount	Lord Abbett Series Fund Short Duration Income Class VC Subaccount	MFS VIT Core Equity Service Class Subaccount	MFS VIT Growth Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$—	$—	$—	$14,919,914	$—	$2,143,823	$2,756,529
Changes From Operations:
• Net investment income (loss)	—	—	—	(115,134)	—	(21,164)	(35,439)
• Net realized gain (loss) on investments	—	—	—	2,823,693	—	145,235	99,179
• Net change in unrealized appreciation or depreciation on investments	—	—	—	2,075,200	—	564,855	843,529
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	—	—	4,783,759	—	688,926	907,269
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	—	—	295,024	—	2,716	16,321
• Contract withdrawals and transfers to annuity reserves	—	—	—	(924,264)	—	(182,877)	(264,400)
• Contract transfers	—	—	—	(1,836,597)	—	135,081	(4,244)
	—	—	—	(2,465,837)	—	(45,080)	(252,323)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	—	—	(2,465,837)	—	(45,080)	(252,323)
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	—	2,317,922	—	643,846	654,946
NET ASSETS AT DECEMBER 31, 2013	—	—	—	17,237,836	—	2,787,669	3,411,475
Changes From Operations:
• Net investment income (loss)	45,503	60,171	(2,571)	(85,811)	42,341	(28,813)	(42,876)
• Net realized gain (loss) on investments	4,349	29,500	14,497	3,438,563	(357)	215,951	349,026
• Net change in unrealized appreciation or depreciation on investments	27,292	(93,577)	39,265	(2,365,315)	(58,084)	35,829	(72,189)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	77,144	(3,906)	51,191	987,437	(16,100)	222,967	233,961
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	7,855,441	1,527,006	804,742	200,918	2,530,403	2,489	450
• Contract withdrawals and transfers to annuity reserves	(113,237)	(15,335)	(15,496)	(1,466,309)	(115,183)	(227,884)	(301,224)
• Contract transfers	3,651,631	71,942	52,555	(488,458)	232,868	(183,054)	(83,743)
	11,393,835	1,583,613	841,801	(1,753,849)	2,648,088	(408,449)	(384,517)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	11,393,835	1,583,613	841,801	(1,753,849)	2,648,088	(408,449)	(384,517)
TOTAL INCREASE (DECREASE) IN NET ASSETS	11,470,979	1,579,707	892,992	(766,412)	2,631,988	(185,482)	(150,556)
NET ASSETS AT DECEMBER 31, 2014	$11,470,979	$1,579,707	$892,992	$16,471,424	$2,631,988	$2,602,187	$3,260,919
See accompanying notes.

	MFS VIT Growth Service Class Subaccount	MFS VIT Total Return Initial Class Subaccount	MFS VIT Total Return Service Class Subaccount	MFS VIT Utilities Initial Class Subaccount	MFS VIT Utilities Service Class Subaccount	MFS VIT II International Value Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$24,495,882	$10,712,722	$278,375,650	$10,154,800	$202,449,105	$—
Changes From Operations:
• Net investment income (loss)	(439,827)	30,523	(1,736,397)	94,868	950,393	—
• Net realized gain (loss) on investments	1,950,122	371,034	48,970,308	597,536	12,465,093	—
• Net change in unrealized appreciation or depreciation on investments	7,572,993	1,282,650	(18,194,394)	1,127,717	21,861,013	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,083,288	1,684,207	29,039,517	1,820,121	35,276,499	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	3,255,661	39,735	750,065	8,437	8,866,287	—
• Contract withdrawals and transfers to annuity reserves	(1,776,990)	(1,578,931)	(12,981,272)	(1,090,734)	(20,190,343)	—
• Contract transfers	3,953,777	(622,410)	(295,178,936)	(93,524)	(8,627,497)	—
	5,432,448	(2,161,606)	(307,410,143)	(1,175,821)	(19,951,553)	—
Annuity Reserves:
• Annuity Payments	—	(2,988)	(5,024)	(6,096)	(17,335)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	73	—	622	(1,103)	—
	—	(2,915)	(5,024)	(5,474)	(18,438)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,432,448	(2,164,521)	(307,415,167)	(1,181,295)	(19,969,991)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	14,515,736	(480,314)	(278,375,650)	638,826	15,306,508	—
NET ASSETS AT DECEMBER 31, 2013	39,011,618	10,232,408	—	10,793,626	217,755,613	—
Changes From Operations:
• Net investment income (loss)	(652,348)	37,280	83	73,785	679,471	(2)
• Net realized gain (loss) on investments	5,969,972	668,166	430	937,662	19,127,545	—
• Net change in unrealized appreciation or depreciation on investments	(2,140,371)	(69,890)	(46)	167,061	3,247,512	(508)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,177,253	635,556	467	1,178,508	23,054,528	(510)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	10,785,806	24,177	4,727	79,801	12,589,997	69,542
• Contract withdrawals and transfers to annuity reserves	(2,941,426)	(1,565,322)	(11,587)	(1,093,832)	(24,167,816)	—
• Contract transfers	708,364	(241,451)	19,572	(268,103)	4,158,068	—
	8,552,744	(1,782,596)	12,712	(1,282,134)	(7,419,751)	69,542
Annuity Reserves:
• Annuity Payments	—	(3,184)	—	(6,629)	(20,994)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	92	—	710	608	—
	—	(3,092)	—	(5,919)	(20,386)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	8,552,744	(1,785,688)	12,712	(1,288,053)	(7,440,137)	69,542
TOTAL INCREASE (DECREASE) IN NET ASSETS	11,729,997	(1,150,132)	13,179	(109,545)	15,614,391	69,032
NET ASSETS AT DECEMBER 31, 2014	$50,741,615	$9,082,276	$13,179	$10,684,081	$233,370,004	$69,032

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	MFS VIT II International Value Service Class Subaccount	Morgan Stanley UIF Capital Growth Class II Subaccount	NB AMT Mid Cap Growth I Class Subaccount	NB AMT Mid Cap Intrinsic Value I Class Subaccount	Oppenheimer Global Fund/VA Service Class Subaccount	Oppenheimer International Growth Fund/VA Non-Service Class Subaccount	Oppenheimer International Growth Fund/VA Service Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$—	$1,585,107	$36,876,586	$36,696,208	$7,598,199	$—	$—
Changes From Operations:
• Net investment income (loss)	—	(12,131)	(236,204)	(196,089)	16,981	—	—
• Net realized gain (loss) on investments	—	227,837	17,491,888	838,772	311,799	—	—
• Net change in unrealized appreciation or depreciation on investments	—	454,266	(12,183,928)	10,973,336	1,538,994	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	669,972	5,071,756	11,616,019	1,867,774	—	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	12,989	144,544	190,541	89,646	—	—
• Contract withdrawals and transfers to annuity reserves	—	(204,735)	(1,953,032)	(6,769,771)	(412,350)	—	—
• Contract transfers	—	(65,264)	(40,139,854)	(1,033,974)	(350,640)	—	—
	—	(257,010)	(41,948,342)	(7,613,204)	(673,344)	—	—
Annuity Reserves:
• Annuity Payments	—	—	—	(7,205)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	91	—	—	—
	—	—	—	(7,114)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	(257,010)	(41,948,342)	(7,620,318)	(673,344)	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	412,962	(36,876,586)	3,995,701	1,194,430	—	—
NET ASSETS AT DECEMBER 31, 2013	—	1,998,069	—	40,691,909	8,792,629	—	—
Changes From Operations:
• Net investment income (loss)	4,808	(17,469)	(11)	(239,578)	(9,550)	(455)	(3,882)
• Net realized gain (loss) on investments	(238)	319,247	310	3,184,950	660,921	48	(392)
• Net change in unrealized appreciation or depreciation on investments	(29,198)	(206,655)	—	1,352,723	(555,233)	5,749	(49,541)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(24,628)	95,123	299	4,298,095	96,138	5,342	(53,815)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,646,921	23,461	—	168,686	51,747	523,103	1,181,988
• Contract withdrawals and transfers to annuity reserves	(1,741)	(230,292)	(299)	(6,958,369)	(579,716)	(959)	(1,728)
• Contract transfers	120,213	(142,626)	—	(593,410)	153,879	—	78,550
	1,765,393	(349,457)	(299)	(7,383,093)	(374,090)	522,144	1,258,810
Annuity Reserves:
• Annuity Payments	—	—	—	(8,175)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	125	—	—	—
	—	—	—	(8,050)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,765,393	(349,457)	(299)	(7,391,143)	(374,090)	522,144	1,258,810
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,740,765	(254,334)	—	(3,093,048)	(277,952)	527,486	1,204,995
NET ASSETS AT DECEMBER 31, 2014	$1,740,765	$1,743,735	$—	$37,598,861	$8,514,677	$527,486	$1,204,995

See accompanying notes.

	Oppenheimer Main Street Small Cap Fund/VA Non-Service Class Subaccount	PIMCO VIT All Asset All Authority Advisor Class Subaccount	PIMCO VIT All Asset All Authority Institutional Class Subaccount	PIMCO VIT CommodityRealReturn Strategy Advisor Class Subaccount	PIMCO VIT CommodityRealReturn Strategy Institutional Class Subaccount	PIMCO VIT Emerging Markets Bond Advisor Class Subaccount
NET ASSETS AT JANUARY 1, 2013	$—	$—	$—	$13,956,075	$—	$—
Changes From Operations:
• Net investment income (loss)	—	—	—	14,302	—	—
• Net realized gain (loss) on investments	—	—	—	(906,844)	—	—
• Net change in unrealized appreciation or depreciation on investments	—	—	—	(1,405,139)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	—	—	(2,297,681)	—	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	—	—	1,705,251	—	—
• Contract withdrawals and transfers to annuity reserves	—	—	—	(1,403,815)	—	—
• Contract transfers	—	—	—	340,331	—	—
	—	—	—	641,767	—	—
Annuity Reserves:
• Annuity Payments	—	—	—	(4,008)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	4	—	—
	—	—	—	(4,004)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	—	—	637,763	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	—	(1,659,918)	—	—
NET ASSETS AT DECEMBER 31, 2013	—	—	—	12,296,157	—	—
Changes From Operations:
• Net investment income (loss)	(1,459)	26,139	3,505	(166,709)	5	8,312
• Net realized gain (loss) on investments	1,846	235	33	(883,622)	—	9,291
• Net change in unrealized appreciation or depreciation on investments	33,711	(73,457)	(6,395)	(1,830,700)	(686)	(55,996)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	34,098	(47,083)	(2,857)	(2,881,031)	(681)	(38,393)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	719,716	492,926	78,831	2,712,141	4,757	723,297
• Contract withdrawals and transfers to annuity reserves	(2,533)	(3,192)	—	(1,393,426)	—	(4,386)
• Contract transfers	116,755	301,574	20,792	536,146	50	152,954
	833,938	791,308	99,623	1,854,861	4,807	871,865
Annuity Reserves:
• Annuity Payments	—	—	—	(5,392)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	(622)	—	—
	—	—	—	(6,014)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	833,938	791,308	99,623	1,848,847	4,807	871,865
TOTAL INCREASE (DECREASE) IN NET ASSETS	868,036	744,225	96,766	(1,032,184)	4,126	833,472
NET ASSETS AT DECEMBER 31, 2014	$868,036	$744,225	$96,766	$11,263,973	$4,126	$833,472

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	PIMCO VIT Unconstrained Bond Advisor Class Subaccount	Putnam VT Absolute Return 500 Class IB Subaccount	Putnam VT Global Health Care Class IB Subaccount	Putnam VT Growth & Income Class IB Subaccount	SIPT VP Market Growth Strategy Class III Subaccount	SIPT VP Market Plus Strategy Class III Subaccount	Templeton Foreign VIP Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2013	$—	$—	$5,014,006	$1,285,320	$—	$—	$—
Changes From Operations:
• Net investment income (loss)	—	—	(15,553)	(1,285)	—	—	—
• Net realized gain (loss) on investments	—	—	790,367	15,204	—	—	—
• Net change in unrealized appreciation or depreciation on investments	—	—	904,260	412,000	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	—	1,679,074	425,919	—	—	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	—	35,616	17,008	—	—	—
• Contract withdrawals and transfers to annuity reserves	—	—	(452,943)	(205,607)	—	—	—
• Contract transfers	—	—	(2,219,931)	222,274	—	—	—
	—	—	(2,637,258)	33,675	—	—	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	—	(2,637,258)	33,675	—	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	(958,184)	459,594	—	—	—
NET ASSETS AT DECEMBER 31, 2013	—	—	4,055,822	1,744,914	—	—	—
Changes From Operations:
• Net investment income (loss)	114	(2,703)	(72,571)	(5,261)	5,505	22,866	(20)
• Net realized gain (loss) on investments	215	833	1,021,025	51,774	(1,874)	35	(1)
• Net change in unrealized appreciation or depreciation on investments	(840)	17,762	277,909	105,087	(4,026)	(24,866)	(1,837)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(511)	15,892	1,226,363	151,600	(395)	(1,965)	(1,858)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	446,816	730,870	16,470	2,374	196,006	1,099,638	—
• Contract withdrawals and transfers to annuity reserves	(1,973)	(1,440)	(599,039)	(129,744)	—	—	—
• Contract transfers	113,838	73,042	1,960,559	(30,257)	64,191	9,933	21,915
	558,681	802,472	1,377,990	(157,627)	260,197	1,109,571	21,915
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	558,681	802,472	1,377,990	(157,627)	260,197	1,109,571	21,915
TOTAL INCREASE (DECREASE) IN NET ASSETS	558,170	818,364	2,604,353	(6,027)	259,802	1,107,606	20,057
NET ASSETS AT DECEMBER 31, 2014	$558,170	$818,364	$6,660,175	$1,738,887	$259,802	$1,107,606	$20,057

See accompanying notes.

	Templeton Foreign VIP Class 4 Subaccount	Templeton Global Bond VIP Class 1 Subaccount	Templeton Global Bond VIP Class 2 Subaccount	Templeton Global Bond VIP Class 4 Subaccount	Templeton Growth VIP Class 2 Subaccount	Transparent Value Directional Allocation VI Class I Subaccount
NET ASSETS AT JANUARY 1, 2013	$—	$—	$568,205,330	$—	$46,734,678	$—
Changes From Operations:
• Net investment income (loss)	—	—	17,408,922	—	479,910	—
• Net realized gain (loss) on investments	—	—	14,773,388	—	1,150,873	—
• Net change in unrealized appreciation or depreciation on investments	—	—	(32,493,561)	—	10,468,756	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	—	(311,251)	—	12,099,539	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	—	4,306,932	—	230,388	—
• Contract withdrawals and transfers to annuity reserves	—	—	(60,003,529)	—	(6,972,136)	—
• Contract transfers	—	—	9,379,207	—	(2,522,417)	—
	—	—	(46,317,390)	—	(9,264,165)	—
Annuity Reserves:
• Annuity Payments	—	—	(5,306)	—	(9,620)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(73)	—	599	—
	—	—	(5,379)	—	(9,021)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	—	(46,322,769)	—	(9,273,186)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	(46,634,020)	—	2,826,353	—
NET ASSETS AT DECEMBER 31, 2013	—	—	521,571,310	—	49,561,031	—
Changes From Operations:
• Net investment income (loss)	(2,006)	(497)	17,368,047	(9,029)	(153,772)	(70)
• Net realized gain (loss) on investments	(339)	(51)	4,620,821	(270)	2,261,046	(1,665)
• Net change in unrealized appreciation or depreciation on investments	(50,461)	(8,149)	(20,335,347)	(43,870)	(3,890,776)	(836)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(52,806)	(8,697)	1,653,521	(53,169)	(1,783,502)	(2,571)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	704,300	1,007,861	8,524,377	3,662,642	371,283	71,257
• Contract withdrawals and transfers to annuity reserves	(936)	—	(61,083,510)	(12,075)	(6,718,947)	—
• Contract transfers	56,848	(33,911)	(3,652,635)	347,991	(1,979,849)	(33,691)
	760,212	973,950	(56,211,768)	3,998,558	(8,327,513)	37,566
Annuity Reserves:
• Annuity Payments	—	—	(5,501)	—	(10,478)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(750)	—	732	—
	—	—	(6,251)	—	(9,746)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	760,212	973,950	(56,218,019)	3,998,558	(8,337,259)	37,566
TOTAL INCREASE (DECREASE) IN NET ASSETS	707,406	965,253	(54,564,498)	3,945,389	(10,120,761)	34,995
NET ASSETS AT DECEMBER 31, 2014	$707,406	$965,253	$467,006,812	$3,945,389	$39,440,270	$34,995

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2013 and 2014

	Transparent Value Directional Allocation VI Class II Subaccount	UIF Global Infrastructure Class I Subaccount	UIF Global Infrastructure Class II Subaccount	Van Eck VIP Global Hard Assets Class S Subaccount
NET ASSETS AT JANUARY 1, 2013	$—	$—	$—	$—
Changes From Operations:
• Net investment income (loss)	—	—	—	—
• Net realized gain (loss) on investments	—	—	—	—
• Net change in unrealized appreciation or depreciation on investments	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	—	—	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	—	—	—
• Contract withdrawals and transfers to annuity reserves	—	—	—	—
• Contract transfers	—	—	—	—
	—	—	—	—
Annuity Reserves:
• Annuity Payments	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—
	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	—	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	—	—
NET ASSETS AT DECEMBER 31, 2013	—	—	—	—
Changes From Operations:
• Net investment income (loss)	(13,719)	(71)	(3,728)	(1,979)
• Net realized gain (loss) on investments	(4,181)	(1)	(6,188)	(1,050)
• Net change in unrealized appreciation or depreciation on investments	(259,213)	(808)	9,356	(131,694)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(277,113)	(880)	(560)	(134,723)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	11,366,876	50,369	1,458,140	529,998
• Contract withdrawals and transfers to annuity reserves	(910)	—	(4,457)	(1,355)
• Contract transfers	(10,343)	—	153,079	222,886
	11,355,623	50,369	1,606,762	751,529
Annuity Reserves:
• Annuity Payments	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—
	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	11,355,623	50,369	1,606,762	751,529
TOTAL INCREASE (DECREASE) IN NET ASSETS	11,078,510	49,489	1,606,202	616,806
NET ASSETS AT DECEMBER 31, 2014	$11,078,510	$49,489	$1,606,202	$616,806

See accompanying notes.

	Van Eck VIP Global Hard Assets Initial Class Subaccount	Virtus VIT Multi-Sector Fixed Income Class A Subaccount	Virtus VIT Premium AlphaSector Class A Subaccount	Virtus VIT Premium AlphaSector Class I Subaccount
NET ASSETS AT JANUARY 1, 2013	$—	$—	$—	$—
Changes From Operations:
• Net investment income (loss)	—	—	—	—
• Net realized gain (loss) on investments	—	—	—	—
• Net change in unrealized appreciation or depreciation on investments	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	—	—	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	—	—	—
• Contract withdrawals and transfers to annuity reserves	—	—	—	—
• Contract transfers	—	—	—	—
	—	—	—	—
Annuity Reserves:
• Annuity Payments	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—
	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	—	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	—	—
NET ASSETS AT DECEMBER 31, 2013	—	—	—	—
Changes From Operations:
• Net investment income (loss)	(149)	30,284	(5,592)	(116)
• Net realized gain (loss) on investments	(15)	(792)	195,481	10,606
• Net change in unrealized appreciation or depreciation on investments	(28,642)	(60,270)	(237,308)	(12,319)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(28,806)	(30,778)	(47,419)	(1,829)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	219,158	992,946	2,298,838	144,318
• Contract withdrawals and transfers to annuity reserves	—	(6,832)	(3,295)	—
• Contract transfers	667	386,413	382,891	—
	219,825	1,372,527	2,678,434	144,318
Annuity Reserves:
• Annuity Payments	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—
	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	219,825	1,372,527	2,678,434	144,318
TOTAL INCREASE (DECREASE) IN NET ASSETS	191,019	1,341,749	2,631,015	142,489
NET ASSETS AT DECEMBER 31, 2014	$191,019	$1,341,749	$2,631,015	$142,489

Lincoln Life Variable Annuity Account N

Notes to financial statements

December 31, 2014

1. Accounting Policies and Variable Account Information

The Variable Account: Lincoln Life Variable Annuity Account N (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on November 24, 1998, are part of the operations of the Company. The Variable Account consists of thirty-one products as follows:

• Lincoln ChoicePlus
• Lincoln ChoicePlus Access
• Lincoln ChoicePlus Bonus
• Lincoln ChoicePlus II
• Lincoln ChoicePlus II Access
• Lincoln ChoicePlus II Advance
• Lincoln ChoicePlus II Bonus
• Lincoln ChoicePlus Design 1
• Lincoln ChoicePlus Design 2
• Lincoln ChoicePlus Design 3
• Lincoln ChoicePlus Assurance A Share
• Lincoln ChoicePlus Assurance A Share Fee-Based
• Lincoln ChoicePlus Assurance B Share
• Lincoln ChoicePlus Assurance Bonus
• Lincoln ChoicePlus Assurance C Share
• Lincoln ChoicePlus Assurance L Share
• Lincoln ChoicePlus Assurance A Class	• Lincoln ChoicePlus Assurance B Class
• Lincoln ChoicePlus Signature 1
• Lincoln ChoicePlus Signature 2
• Lincoln ChoicePlus Rollover
• Lincoln ChoicePlus Fusion
• Lincoln Investment Solutions
• Lincoln ChoicePlus Assurance Series B-Share
• Lincoln ChoicePlus Assurance Series C-Share
• Lincoln ChoicePlus Assurance Series L-Share
• Lincoln ChoicePlus Assurance (Prime)
• Lincoln Investor Advantage B-Share
• Lincoln Investor Advantage C-Share
• Lincoln Investor Advantage Fee-Based
• Lincoln Investor Advantage RIA

The assets of the Variable Account are owned by the Company. The Variable Account's assets support the annuity contracts and may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of three hundred sixty-four available mutual funds (the Funds) of thirty-five diversified, open-ended management investment companies, each Fund with its own investment objective. The Funds are:

AllianceBernstein Variable Products Series Fund, Inc. (ABVPSF):

ABVPSF Global Thematic Growth Class A Portfolio**

ABVPSF Global Thematic Growth Class B Portfolio

ABVPSF Growth and Income Class A Portfolio**

ABVPSF Growth and Income Class B Portfolio**

ABVPSF International Value Class A Portfolio**

ABVPSF International Value Class B Portfolio

ABVPSF Large Cap Growth Class B Portfolio

ABVPSF Small/Mid Cap Value Class A Portfolio

ABVPSF Small/Mid Cap Value Class B Portfolio

ALPS Variable Investment Trust:

Alps|Alerian Energy Infrastructure Class I Portfolio

Alps|Alerian Energy Infrastructure Class III Portfolio

Alps|Stadion Tactical Defensive Class I Portfolio

Alps|Stadion Tactical Defensive Class III Portfolio

American Century Variable Portfolios, Inc. (American Century VP):

American Century VP Inflation Protection Class I Fund**

American Century VP Inflation Protection Class II Fund**

American Funds Insurance Series (American Funds):

American Funds Asset Allocation Class 1 Fund

American Funds Asset Allocation Class 4 Fund

American Funds Blue Chip Income and Growth Class 1 Fund

American Funds Blue Chip Income and Growth Class 4 Fund

American Funds Bond Class 1 Fund

American Funds Capital Income Builder Class 1 Fund

American Funds Capital Income Builder Class 4 Fund

American Funds Global Balanced Class 1 Fund

American Funds Global Bond Class 1 Fund

American Funds Global Growth Class 1 Fund

American Funds Global Growth Class 2 Fund

American Funds Global Growth Class 4 Fund

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

American Funds Global Growth and Income Class 1 Fund

American Funds Global Small Capitalization Class 1 Fund

American Funds Global Small Capitalization Class 2 Fund

American Funds Global Small Capitalization Class 4 Fund

American Funds Growth Class 1 Fund

American Funds Growth Class 2 Fund

American Funds Growth Class 4 Fund

American Funds Growth-Income Class 1 Fund

American Funds Growth-Income Class 2 Fund

American Funds Growth-Income Class 4 Fund

American Funds High-Income Bond Class 1 Fund

American Funds International Class 1 Fund

American Funds International Class 2 Fund

American Funds International Class 4 Fund

American Funds International Growth and Income Class 1 Fund

American Funds Managed Risk Asset Allocation Class P1 Fund

American Funds Managed Risk Asset Allocation Class P2 Fund

American Funds Managed Risk Blue Chip Income and Growth Class P1 Fund

American Funds Managed Risk Growth Class P1 Fund

American Funds Managed Risk Growth-Income Class P1 Fund

American Funds Managed Risk International Class P1 Fund

American Funds Mortgage Class 1 Fund

American Funds Mortgage Class 4 Fund

American Funds New World Class 1 Fund

American Funds New World Class 4 Fund

American Funds U.S. Government/AAA-Rated Securities Class 1 Fund

BlackRock Variable Series Funds, Inc. (BlackRock):

BlackRock Global Allocation V.I. Class I Fund

BlackRock Global Allocation V.I. Class III Fund

Delaware VIP Trust (Delaware VIP):

Delaware VIP Diversified Income Standard Class Series

Delaware VIP Diversified Income Service Class Series

Delaware VIP Emerging Markets Standard Class Series

Delaware VIP Emerging Markets Service Class Series

Delaware VIP High Yield Standard Class Series

Delaware VIP High Yield Service Class Series

Delaware VIP International Value Equity Standard Class Series

Delaware VIP Limited-Term Diversified Income Standard Class Series

Delaware VIP Limited-Term Diversified Income Service Class Series

Delaware VIP REIT Standard Class Series

Delaware VIP REIT Service Class Series

Delaware VIP Small Cap Value Standard Class Series

Delaware VIP Small Cap Value Service Class Series

Delaware VIP Smid Cap Growth Standard Class Series

Delaware VIP Smid Cap Growth Service Class Series

Delaware VIP U.S. Growth Standard Class Series**

Delaware VIP U.S. Growth Service Class Series

Delaware VIP Value Standard Class Series

Delaware VIP Value Service Class Series

Deutsche Variable Series II (Deutsche):

Deutsche Alternative Asset Allocation VIP Class A Portfolio

Deutsche Alternative Asset Allocation VIP Class B Portfolio

Deutsche Investments VIT Funds (Deutsche):

Deutsche Equity 500 Index VIP Class A Portfolio

Deutsche Equity 500 Index VIP Class B Portfolio**

Deutsche Small Cap Index VIP Class A Portfolio

Deutsche Small Cap Index VIP Class B Portfolio**

Eaton Vance Variable Trust (Eaton Vance VT):

Eaton Vance VT Floating-Rate Income Fund Initial Class Fund

Eaton Vance VT Floating-Rate Income Fund Advisor Class Fund

Fidelity Variable Insurance Products Fund (Fidelity VIP):

Fidelity VIP Contrafund Initial Class Portfolio

Fidelity VIP Contrafund Service Class 2 Portfolio

Fidelity VIP Equity-Income Initial Class Portfolio**

Fidelity VIP Equity-Income Service Class 2 Portfolio**

Fidelity VIP Growth Initial Class Portfolio

Fidelity VIP Growth Service Class 2 Portfolio

Fidelity VIP Mid Cap Initial Class Portfolio

Fidelity VIP Mid Cap Service Class 2 Portfolio

Fidelity VIP Overseas Initial Class Portfolio**

Fidelity VIP Overseas Service Class 2 Portfolio**

First Trust Variable Insurance Trust:

First Trust Multi Income Allocation Class I Portfolio

First Trust Multi Income Allocation Class II Portfolio**

First Trust/Dow Jones Dividend & Income Allocation Class I Portfolio

First Trust/Dow Jones Dividend & Income Allocation Class II Portfolio**

Franklin Templeton Variable Insurance Products Trust:

Franklin Founding Funds Allocation VIP Class 1 Fund**

Franklin Founding Funds Allocation VIP Class 4 Fund

Franklin Income VIP Class 1 Fund**

Franklin Income VIP Class 2 Fund

Franklin Income VIP Class 4 Fund

Franklin Mutual Shares VIP Class 1 Fund**

Franklin Mutual Shares VIP Class 2 Fund

Franklin Mutual Shares VIP Class 4 Fund

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Franklin Rising Dividends VIP Class 1 Fund

Franklin Rising Dividends VIP Class 4 Fund

Franklin Small Cap Value VIP Class 1 Fund

Franklin Small Cap Value VIP Class 4 Fund

Franklin Small-Mid Cap Growth VIP Class 1 Fund**

Franklin Small-Mid Cap Growth VIP Class 2 Fund**

Franklin Small-Mid Cap Growth VIP Class 4 Fund

Templeton Foreign VIP Class 1 Fund

Templeton Foreign VIP Class 4 Fund

Templeton Global Bond VIP Class 1 Fund

Templeton Global Bond VIP Class 2 Fund

Templeton Global Bond VIP Class 4 Fund

Templeton Growth VIP Class 2 Fund

Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT):

Goldman Sachs VIT Large Cap Value Service Class Fund

Goldman Sachs VIT Money Market Institutional Class Fund

Goldman Sachs VIT Money Market Service Class Fund

Goldman Sachs VIT Multi-Strategy Alternatives Advisor Class Fund

Goldman Sachs VIT Multi-Strategy Alternatives Institutional Class Fund

Goldman Sachs VIT Strategic Income Advisor Class Fund

Goldman Sachs VIT Strategic Income Institutional Class Fund**

Guggenheim Funds Rydex Variable Trust:

Guggenheim Long Short Equity Fund

Guggenheim Multi-Hedge Strategies Fund

Hartford Series Fund, Inc.:

Hartford Capital Appreciation HLS Class IA Fund

Hartford Capital Appreciation HLS Class IC Fund

Hunting VA Funds:

Huntington VA Dividend Capture Fund

Invesco Variable Insurance Funds (Invesco V.I.):

Invesco V.I. American Franchise Series I Fund

Invesco V.I. American Franchise Series II Fund

Invesco V.I. Balanced-Risk Allocation Series I Fund

Invesco V.I. Balanced-Risk Allocation Series II Fund

Invesco V.I. Comstock Series I Fund**

Invesco V.I. Comstock Series II Fund

Invesco V.I. Core Equity Series I Fund

Invesco V.I. Core Equity Series II Fund

Invesco V.I. Diversified Dividend Series I Fund

Invesco V.I. Diversified Dividend Series II Fund

Invesco V.I. Equally-Weighted S&P 500 Series I Fund**

Invesco V.I. Equally-Weighted S&P 500 Series II Fund

Invesco V.I. Equity and Income Series I Fund**

Invesco V.I. Equity and Income Series II Fund

Invesco V.I. International Growth Series I Fund

Invesco V.I. International Growth Series II Fund

Ivy Funds Variable Insurance Portfolios (Ivy Funds VIP):

Ivy Funds VIP Asset Strategy Class A Portfolio

Ivy Funds VIP Energy Class A Portfolio

Ivy Funds VIP High Income Class A Portfolio

Ivy Funds VIP Micro Cap Growth Class A Portfolio

Ivy Funds VIP Mid Cap Growth Class A Portfolio

Ivy Funds VIP Science and Technology Class A Portfolio

Janus Aspen Series:

Janus Aspen Balanced Service Class Portfolio

Janus Aspen Enterprise Service Class Portfolio

Janus Aspen Global Research Service Class Portfolio

JPMorgan Insurance Trust:

JPMIT Intrepid Mid Cap Class 1 Portfolio

JPMIT Intrepid Mid Cap Class 2 Portfolio

Legg Mason Partners Variable Equity Trust:

ClearBridge Variable Aggressive Growth Class I Portfolio

ClearBridge Variable Aggressive Growth Class II Portfolio

ClearBridge Variable Mid Cap Core Class I Portfolio

ClearBridge Variable Mid Cap Core Class II Portfolio

Lincoln Variable Insurance Products Trust (LVIP)*:

LVIP American Balanced Allocation Standard Class Fund

LVIP American Balanced Allocation Service Class Fund

LVIP American Century VP Mid Cap Value RPM Standard Class Fund**

LVIP American Century VP Mid Cap Value RPM Service Class Fund

LVIP American Global Growth Service Class II Fund

LVIP American Global Small Capitalization Service Class II Fund

LVIP American Growth Allocation Standard Class Fund

LVIP American Growth Allocation Service Class Fund

LVIP American Growth Service Class II Fund

LVIP American Growth-Income Service Class II Fund

LVIP American Income Allocation Standard Class Fund

LVIP American International Service Class II Fund

LVIP American Preservation Standard Class Fund

LVIP American Preservation Service Class Fund

LVIP AQR Enhanced Global Strategies Standard Class Fund

LVIP AQR Enhanced Global Strategies Service Class Fund

LVIP Baron Growth Opportunities Standard Class Fund

LVIP Baron Growth Opportunities Service Class Fund

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP BlackRock Emerging Markets RPM Standard Class Fund

LVIP BlackRock Emerging Markets RPM Service Class Fund

LVIP BlackRock Equity Dividend RPM Standard Class Fund

LVIP BlackRock Equity Dividend RPM Service Class Fund

LVIP BlackRock Global Allocation V.I. RPM Standard Class Fund

LVIP BlackRock Global Allocation V.I. RPM Service Class Fund

LVIP BlackRock Inflation Protected Bond Standard Class Fund

LVIP BlackRock Inflation Protected Bond Service Class Fund

LVIP BlackRock Multi-Asset Income Standard Class Fund

LVIP BlackRock Multi-Asset Income Service Class Fund

LVIP Capital Growth Standard Class Fund**

LVIP Capital Growth Service Class Fund

LVIP Clarion Global Real Estate Standard Class Fund

LVIP Clarion Global Real Estate Service Class Fund

LVIP ClearBridge Variable Appreciation RPM Standard Class Fund

LVIP ClearBridge Variable Appreciation RPM Service Class Fund

LVIP Columbia Small-Mid Cap Growth RPM Standard Class Fund**

LVIP Columbia Small-Mid Cap Growth RPM Service Class Fund

LVIP Delaware Bond Standard Class Fund

LVIP Delaware Bond Service Class Fund

LVIP Delaware Diversified Floating Rate Standard Class Fund

LVIP Delaware Diversified Floating Rate Service Class Fund

LVIP Delaware Foundation Aggressive Allocation Standard Class Fund

LVIP Delaware Foundation Aggressive Allocation Service Class Fund

LVIP Delaware Foundation Conservative Allocation Standard Class Fund**

LVIP Delaware Foundation Conservative Allocation Service Class Fund**

LVIP Delaware Foundation Moderate Allocation Standard Class Fund**

LVIP Delaware Foundation Moderate Allocation Service Class Fund**

LVIP Delaware Growth and Income Standard Class Fund**

LVIP Delaware Growth and Income Service Class Fund

LVIP Delaware Social Awareness Standard Class Fund

LVIP Delaware Social Awareness Service Class Fund

LVIP Delaware Special Opportunities Standard Class Fund**

LVIP Delaware Special Opportunities Service Class Fund

LVIP Dimensional Non-U.S. Equity RPM Standard Class Fund

LVIP Dimensional Non-U.S. Equity RPM Service Class Fund

LVIP Dimensional U.S. Equity RPM Standard Class Fund

LVIP Dimensional U.S. Equity RPM Service Class Fund

LVIP Dimensional/Vanguard Total Bond Standard Class Fund

LVIP Dimensional/Vanguard Total Bond Service Class Fund

LVIP Franklin Mutual Shares RPM Standard Class Fund

LVIP Franklin Mutual Shares RPM Service Class Fund

LVIP Franklin Templeton Multi-Asset Opportunities Standard Class Fund**

LVIP Franklin Templeton Multi-Asset Opportunities Service Class Fund

LVIP Global Income Standard Class Fund**

LVIP Global Income Service Class Fund

LVIP Goldman Sachs Income Builder Standard Class Fund

LVIP Goldman Sachs Income Builder Service Class Fund

LVIP Invesco Diversified Equity Income RPM Standard Class Fund**

LVIP Invesco Diversified Equity Income RPM Service Class Fund

LVIP Invesco V.I. Comstock RPM Standard Class Fund

LVIP Invesco V.I. Comstock RPM Service Class Fund

LVIP JPMorgan High Yield Standard Class Fund**

LVIP JPMorgan High Yield Service Class Fund

LVIP JPMorgan Mid Cap Value RPM Standard Class Fund

LVIP JPMorgan Mid Cap Value RPM Service Class Fund

LVIP Managed Risk American Balanced Allocation Standard Class Fund

LVIP Managed Risk American Balanced Allocation Service Class Fund

LVIP Managed Risk American Growth Allocation Standard Class Fund

LVIP Managed Risk American Growth Allocation Service Class Fund

LVIP Managed Risk Profile 2010 Service Class Fund

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP Managed Risk Profile 2020 Service Class Fund

LVIP Managed Risk Profile 2030 Service Class Fund

LVIP Managed Risk Profile 2040 Service Class Fund

LVIP Managed Risk Profile Conservative Standard Class Fund

LVIP Managed Risk Profile Conservative Service Class Fund

LVIP Managed Risk Profile Growth Standard Class Fund

LVIP Managed Risk Profile Growth Service Class Fund

LVIP Managed Risk Profile Moderate Standard Class Fund

LVIP Managed Risk Profile Moderate Service Class Fund

LVIP MFS International Growth Standard Class Fund

LVIP MFS International Growth Service Class Fund

LVIP MFS International Growth RPM Standard Class Fund**

LVIP MFS International Growth RPM Service Class Fund

LVIP MFS Value Standard Class Fund

LVIP MFS Value Service Class Fund

LVIP Mid-Cap Value Standard Class Fund**

LVIP Mid-Cap Value Service Class Fund

LVIP Mondrian International Value Standard Class Fund

LVIP Mondrian International Value Service Class Fund

LVIP Money Market Standard Class Fund

LVIP Money Market Service Class Fund

LVIP Multi-Manager Global Equity RPM Standard Class Fund**

LVIP Multi-Manager Global Equity RPM Service Class Fund

LVIP PIMCO Low Duration Bond Standard Class Fund

LVIP PIMCO Low Duration Bond Service Class Fund

LVIP SSgA Bond Index Standard Class Fund

LVIP SSgA Bond Index Service Class Fund

LVIP SSgA Conservative Index Allocation Standard Class Fund**

LVIP SSgA Conservative Index Allocation Service Class Fund

LVIP SSgA Conservative Structured Allocation Standard Class Fund

LVIP SSgA Conservative Structured Allocation Service Class Fund

LVIP SSgA Developed International 150 Standard Class Fund

LVIP SSgA Developed International 150 Service Class Fund

LVIP SSgA Emerging Markets 100 Standard Class Fund

LVIP SSgA Emerging Markets 100 Service Class Fund

LVIP SSgA Global Tactical Allocation RPM Standard Class Fund

LVIP SSgA Global Tactical Allocation RPM Service Class Fund

LVIP SSgA International Index Standard Class Fund

LVIP SSgA International Index Service Class Fund

LVIP SSgA International RPM Standard Class Fund**

LVIP SSgA International RPM Service Class Fund

LVIP SSgA Large Cap 100 Standard Class Fund

LVIP SSgA Large Cap 100 Service Class Fund

LVIP SSgA Large Cap RPM Standard Class Fund

LVIP SSgA Large Cap RPM Service Class Fund

LVIP SSgA Moderate Index Allocation Standard Class Fund**

LVIP SSgA Moderate Index Allocation Service Class Fund

LVIP SSgA Moderate Structured Allocation Standard Class Fund**

LVIP SSgA Moderate Structured Allocation Service Class Fund

LVIP SSgA Moderately Aggressive Index Allocation Standard Class Fund**

LVIP SSgA Moderately Aggressive Index Allocation Service Class Fund

LVIP SSgA Moderately Aggressive Structured Allocation Standard Class Fund**

LVIP SSgA Moderately Aggressive Structured Allocation Service Class Fund

LVIP SSgA S&P 500 Index Standard Class Fund

LVIP SSgA S&P 500 Index Service Class Fund

LVIP SSgA Small-Cap Index Standard Class Fund

LVIP SSgA Small-Cap Index Service Class Fund

LVIP SSgA Small-Cap RPM Standard Class Fund

LVIP SSgA Small-Cap RPM Service Class Fund

LVIP SSgA Small-Mid Cap 200 Standard Class Fund

LVIP SSgA Small-Mid Cap 200 Service Class Fund

LVIP T. Rowe Price Growth Stock Standard Class Fund

LVIP T. Rowe Price Growth Stock Service Class Fund

LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class Fund

LVIP T. Rowe Price Structured Mid-Cap Growth Service Class Fund

LVIP Templeton Growth RPM Standard Class Fund**

LVIP Templeton Growth RPM Service Class Fund

LVIP UBS Large Cap Growth RPM Standard Class Fund

LVIP UBS Large Cap Growth RPM Service Class Fund

LVIP Vanguard Domestic Equity ETF Standard Class Fund

LVIP Vanguard Domestic Equity ETF Service Class Fund

LVIP Vanguard International Equity ETF Standard Class Fund

LVIP Vanguard International Equity ETF Service Class Fund

LVIP VIP Contrafund RPM Standard Class Fund

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP VIP Contrafund RPM Service Class Fund

LVIP VIP Mid Cap RPM Standard Class Fund**

LVIP VIP Mid Cap RPM Service Class Fund

Lord Abbett Securities Trust (Lord Abbett):

Lord Abbett Series Fund Bond Debenture Class VC Portfolio

Lord Abbett Series Fund Developing Growth Class VC Portfolio

Lord Abbett Series Fund Fundamental Equity Class VC Portfolio

Lord Abbett Series Fund Short Duration Income Class VC Portfolio

MFS Variable Insurance Trust (MFS VIT):

MFS VIT Core Equity Service Class Series

MFS VIT Growth Initial Class Series

MFS VIT Growth Service Class Series

MFS VIT Total Return Initial Class Series

MFS VIT Total Return Service Class Series

MFS VIT Utilities Initial Class Series

MFS VIT Utilities Service Class Series

MFS Variable Insurance Trust II (MFS VIT II):

MFS VIT II International Value Initial Class Series

MFS VIT II International Value Service Class Series

Morgan Stanley Universal Institutional Funds (Morgan Stanley UIF):

Morgan Stanley UIF Capital Growth Class II Portfolio

Neuberger Berman Advisers Management Trust (NB AMT):

NB AMT Mid Cap Growth I Class Portfolio**

NB AMT Mid Cap Intrinsic Value I Class Portfolio

Oppenheimer Variable Account Funds (Oppenheimer):

Oppenheimer Global Fund/VA Service Class

Oppenheimer International Growth Fund/VA Non-Service Class

Oppenheimer International Growth Fund/VA Service Class

Oppenheimer Main Street Small Cap Fund/VA Non-Service Class

Oppenheimer Main Street Small Cap Fund/VA Service Class**

PIMCO Variable Insurance Trust (PIMCO VIT):

PIMCO VIT All Asset All Authority Advisor Class Portfolio

PIMCO VIT All Asset All Authority Institutional Class Portfolio

PIMCO VIT CommodityRealReturn Strategy Administrative Class Portfolio**

PIMCO VIT CommodityRealReturn Strategy Advisor Class Portfolio

PIMCO VIT CommodityRealReturn Strategy Institutional Class Portfolio

PIMCO VIT Emerging Markets Bond Advisor Class Portfolio

PIMCO VIT Emerging Markets Bond Institutional Class Portfolio**

PIMCO VIT Unconstrained Bond Advisor Class Portfolio

PIMCO VIT Unconstrained Bond Institutional Class Portfolio**

Putnam Variable Trust (Putnam VT):

Putnam VT Absolute Return 500 Class IA Fund**

Putnam VT Absolute Return 500 Class IB Fund

Putnam VT Global Health Care Class IB Fund

Putnam VT Growth & Income Class IB Fund

SEI Insurance Products Trust (SIPT):

SIPT VP Market Growth Strategy Class II Fund**

SIPT VP Market Growth Strategy Class III Fund

SIPT VP Market Plus Strategy Class II Fund**

SIPT VP Market Plus Strategy Class III Fund

Transparent Value Trust:

Transparent Value Directional Allocation VI Class I Portfolio

Transparent Value Directional Allocation VI Class II Portfolio

The Universal Institutional Funds, Inc. (UIF):

UIF Global Infrastructure Class I Portfolio

UIF Global Infrastructure Class II Portfolio

Van Eck VIP Trust:

Van Eck VIP Global Hard Assets Class S Fund

Van Eck VIP Global Hard Assets Initial Class Fund

Virtus Variable Insurance Trust (Virtus VIT):

Virtus VIT Multi-Sector Fixed Income Class A Series

Virtus VIT Multi-Sector Fixed Income Class I Series**

Virtus VIT Premium AlphaSector Class A Series

Virtus VIT Premium AlphaSector Class I Series

*  Denotes an affiliate of the Company

**  Available fund with no money invested at December 31, 2014

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2014. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments.

The Variable Account's investments in the Funds are valued in accordance with the Fair Value Measurements and Disclosure Topic of the Financial Accounting Standards Board Accounting Standards Codification (Topic). The Topic defines fair value as the price that the Variable Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Topic also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Variable Account's investments in the Funds are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs to the valuation methodology are quoted prices in active markets

Level 2 - inputs to the valuation methodology are observable, directly or indirectly

Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity

The Variable Account's investments in the Funds are valued within the fair value hierarchy as Level 2. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company sells and redeems shares at net asset value with the Funds.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

ASU 2013-08, Amendments to the Scope, Measurement, and Disclosure Requirements (Topic 946, Investment Companies) provides accounting guidance for assessing whether an entity is an investment company; considering the entity's purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore will continue to apply the accounting requirements of ASC 946. The adoption of this ASU did not have an effect on our financial condition and results of operations

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state. Reserves on contracts involving life contingencies are calculated using a modification of the 1983a Individual Mortality Table and an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state.

Investment Fund Changes: During 2013, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2013, the 2013 statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2013:

American Funds Managed Risk Blue Chip Income and Growth Class P1 Fund	LVIP MFS International Growth RPM Service Class Fund
American Funds Managed Risk Growth Class P1 Fund	LVIP SSgA Large Cap RPM Standard Class Fund
American Funds Managed Risk Growth-Income Class P1 Fund	LVIP SSgA Large Cap RPM Service Class Fund
American Funds Managed Risk International Class P1 Fund	LVIP SSgA Small-Cap RPM Standard Class Fund
LVIP BlackRock Global Allocation V.I. RPM Standard Class Fund	LVIP SSgA Small-Cap RPM Service Class Fund
LVIP BlackRock Global Allocation V.I. RPM Service Class Fund	LVIP VIP Contrafund RPM Standard Class Fund
LVIP MFS International Growth RPM Standard Class Fund	LVIP VIP Contrafund RPM Service Class Fund

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Also during 2013, the following funds changed their names:

Previous Fund Name	New Fund Name

American Funds Protected Asset Allocation Class P1 Fund	American Funds Managed Risk Asset Allocation Class P1 Fund
American Funds Protected Asset Allocation Class P2 Fund	American Funds Managed Risk Asset Allocation Class P2 Fund
Invesco Van Kampen V.I. American Franchise Series I Fund	Invesco V.I. American Franchise Series I Fund
Invesco Van Kampen V.I. American Franchise Series II Fund	Invesco V.I. American Franchise Series II Fund
Janus Aspen Series Worldwide Service Class Portfolio	Janus Aspen Series Global Research Service Class Portfolio
LVIP BlackRock Emerging Markets Index RPM Standard Class Fund	LVIP BlackRock Emerging Markets RPM Standard Class Fund
LVIP BlackRock Emerging Markets Index RPM Service Class Fund	LVIP BlackRock Emerging Markets RPM Service Class Fund
LVIP Dimensional Non-U.S. Equity Standard Class Fund	LVIP Dimensional Non-U.S. Equity RPM Standard Class Fund
LVIP Dimensional Non-U.S. Equity Service Class Fund	LVIP Dimensional Non-U.S. Equity RPM Service Class Fund
LVIP Dimensional U.S. Equity Standard Class Fund	LVIP Dimensional U.S. Equity RPM Standard Class Fund
LVIP Dimensional U.S. Equity Service Class Fund	LVIP Dimensional U.S. Equity RPM Service Class Fund
LVIP Protected Profile 2010 Service Class Fund	LVIP Managed Risk Profile 2010 Service Class Fund
LVIP Protected Profile 2020 Service Class Fund	LVIP Managed Risk Profile 2020 Service Class Fund
LVIP Protected Profile 2030 Service Class Fund	LVIP Managed Risk Profile 2030 Service Class Fund
LVIP Protected Profile 2040 Service Class Fund	LVIP Managed Risk Profile 2040 Service Class Fund
LVIP Protected American Balanced Allocation Standard Class Fund	LVIP Managed American Balanced Allocation Standard Class Fund
LVIP Protected American Growth Allocation Standard Class Fund	LVIP Managed American Growth Allocation Standard Class Fund
LVIP Protected Profile Conservative Standard Class Fund	LVIP Managed Risk Profile Conservative Standard Class Fund
LVIP Protected Profile Conservative Service Class Fund	LVIP Managed Risk Profile Conservative Service Class Fund
LVIP Protected Profile Growth Standard Class Fund	LVIP Managed Risk Profile Growth Standard Class Fund
LVIP Protected Profile Growth Service Class Fund	LVIP Managed Risk Profile Growth Service Class Fund
LVIP Protected Profile Moderate Standard Class Fund	LVIP Managed Risk Profile Moderate Standard Class Fund
LVIP Protected Profile Moderate Service Class Fund	LVIP Managed Risk Profile Moderate Service Class Fund
Oppenheimer Global Securities Service Class Fund/VA	Oppenheimer Global Fund/VA Service Class

During 2013, the American Funds Global Discovery Class 1 Fund merged into the American Funds Global Growth Class 1 Fund.

During 2014, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2014, the 2014 statements of operations and statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2014:

Alps|Alerian Energy Infrastructure Class I Portfolio	Franklin Income VIP Class 4 Fund
Alps|Alerian Energy Infrastructure Class III Portfolio	Franklin Mutual Shares VIP Class 4 Fund
Alps|Stadion Tactical Defensive Class I Portfolio	Franklin Rising Dividends VIP Class 1 Fund
Alps|Stadion Tactical Defensive Class III Portfolio	Franklin Rising Dividends VIP Class 4 Fund
American Funds Asset Allocation Class 4 Fund	Franklin Small Cap Value VIP Class 1 Fund
American Funds Blue Chip Income and Growth Class 4 Fund	Franklin Small Cap Value VIP Class 4 Fund
American Funds Capital Income Builder Class 1 Fund	Franklin Small-Mid Cap Growth VIP Class 4 Fund
American Funds Capital Income Builder Class 4 Fund	Goldman Sachs VIT Money Market Institutional Class Fund
American Funds Global Growth Class 4 Fund	Goldman Sachs VIT Money Market Service Class Fund
American Funds Global Small Capitalization Class 4 Fund	Goldman Sachs VIT Multi-Strategy Alternatives Advisor Class Fund
American Funds Growth Class 4 Fund	Goldman Sachs VIT Multi-Strategy Alternatives Institutional Class Fund
American Funds Growth-Income Class 4 Fund	Goldman Sachs VIT Strategic Income Advisor Class Fund
American Funds International Class 4 Fund	Goldman Sachs VIT Strategic Income Institutional Class Fund
American Funds Mortgage Class 4 Fund	Guggenheim Long Short Equity Fund
American Funds New World Class 4 Fund	Guggenheim Multi-Hedge Strategies Fund
ClearBridge Variable Aggressive Growth Class I Portfolio	Hartford Capital Appreciation HLS Class IA Fund
ClearBridge Variable Aggressive Growth Class II Portfolio	Hartford Capital Appreciation HLS Class IC Fund
ClearBridge Variable Mid Cap Core Class I Portfolio	Invesco V.I. Balanced-Risk Allocation Series I Fund
ClearBridge Variable Mid Cap Core Class II Portfolio	Invesco V.I. Balanced-Risk Allocation Series II Fund
Eaton Vance VT Floating-Rate Income Fund Initial Class Fund	Invesco V.I. Comstock Series I Fund
Eaton Vance VT Floating-Rate Income Fund Advisor Class Fund	Invesco V.I. Comstock Series II Fund
First Trust Multi Income Allocation Class I Portfolio	Invesco V.I. Diversified Dividend Series I Fund
First Trust Multi Income Allocation Class II Portfolio	Invesco V.I. Diversified Dividend Series II Fund
First Trust/Dow Jones Dividend & Income Allocation Class I Portfolio	Invesco V.I. Equally-Weighted S&P 500 Series I Fund
First Trust/Dow Jones Dividend & Income Allocation Class II Portfolio	Invesco V.I. Equally-Weighted S&P 500 Series II Fund
Franklin Founding Funds Allocation VIP Class 1 Fund	Invesco V.I. Equity and Income Series I Fund
Franklin Founding Funds Allocation VIP Class 4 Fund	Invesco V.I. Equity and Income Series II Fund

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Ivy Funds VIP Asset Strategy Class A Portfolio	LVIP VIP Mid Cap RPM Service Class Fund
Ivy Funds VIP Energy Class A Portfolio	Lord Abbett Series Fund Bond Debenture Class VC Portfolio
Ivy Funds VIP High Income Class A Portfolio	Lord Abbett Series Fund Developing Growth Class VC Portfolio
Ivy Funds VIP Micro Cap Growth Class A Portfolio	Lord Abbett Series Fund Short Duration Income Class VC Portfolio
Ivy Funds VIP Mid Cap Growth Class A Portfolio	MFS VIT II International Value Initial Class Series
Ivy Funds VIP Science and Technology Class A Portfolio	MFS VIT II International Value Service Class Series
JPMIT Intrepid Mid Cap Class 1 Portfolio	Oppenheimer International Growth Fund/VA Non-Service Class
JPMIT Intrepid Mid Cap Class 2 Portfolio	Oppenheimer International Growth Fund/VA Service Class
LVIP American Balanced Allocation Service Class Fund	Oppenheimer Main Street Small Cap Fund/VA Non-Service Class
LVIP American Century VP Mid Cap Value RPM Standard Class Fund	Oppenheimer Main Street Small Cap Fund/VA Service Class
LVIP American Century VP Mid Cap Value RPM Service Class Fund	PIMCO VIT All Asset All Authority Advisor Class Portfolio
LVIP American Growth Allocation Service Class Fund	PIMCO VIT All Asset All Authority Institutional Class Portfolio
LVIP AQR Enhanced Global Strategies Standard Class Fund	PIMCO VIT CommodityRealReturn Strategy Institutional Class Portfolio
LVIP AQR Enhanced Global Strategies Service Class Fund	PIMCO VIT Emerging Markets Bond Advisor Class Portfolio
LVIP BlackRock Multi-Asset Income Standard Class Fund	PIMCO VIT Emerging Markets Bond Institutional Class Portfolio
LVIP BlackRock Multi-Asset Income Service Class Fund	PIMCO VIT Unconstrained Bond Advisor Class Portfolio
LVIP ClearBridge Variable Appreciation RPM Standard Class Fund	PIMCO VIT Unconstrained Bond Institutional Class Portfolio
LVIP ClearBridge Variable Appreciation RPM Service Class Fund	Putnam VT Absolute Return 500 Class IA Fund
LVIP Franklin Mutual Shares RPM Standard Class Fund	Putnam VT Absolute Return 500 Class IB Fund
LVIP Franklin Mutual Shares RPM Service Class Fund	SIPT VP Market Growth Strategy Class II Fund
LVIP Franklin Templeton Multi-Asset Opportunities Standard Class Fund	SIPT VP Market Growth Strategy Class III Fund
LVIP Franklin Templeton Multi-Asset Opportunities Service Class Fund	SIPT VP Market Plus Strategy Class II Fund
LVIP Goldman Sachs Income Builder Standard Class Fund	SIPT VP Market Plus Strategy Class III Fund
LVIP Goldman Sachs Income Builder Service Class Fund	Templeton Foreign VIP Class 1 Fund
LVIP Invesco Diversified Equity Income RPM Standard Class Fund	Templeton Foreign VIP Class 4 Fund
LVIP Invesco Diversified Equity Income RPM Service Class Fund	Templeton Global Bond VIP Class 1 Fund
LVIP Invesco V.I. Comstock RPM Standard Class Fund	Templeton Global Bond VIP Class 4 Fund
LVIP Invesco V.I. Comstock RPM Service Class Fund	Transparent Value Directional Allocation VI Class I Portfolio
LVIP Managed Risk American Balanced Allocation Service Class Fund	Transparent Value Directional Allocation VI Class II Portfolio
LVIP Managed Risk American Growth Allocation Service Class Fund	UIF Global Infrastructure Class I Portfolio
LVIP Multi-Manager Global Equity RPM Standard Class Fund	UIF Global Infrastructure Class II Portfolio
LVIP Multi-Manager Global Equity RPM Service Class Fund	Van Eck VIP Global Hard Assets Class S Fund
LVIP PIMCO Low Duration Bond Standard Class Fund	Van Eck VIP Global Hard Assets Initial Class Fund
LVIP PIMCO Low Duration Bond Service Class Fund	Virtus VIT Multi-Sector Fixed Income Class A Series
LVIP SSgA International RPM Standard Class Fund	Virtus VIT Multi-Sector Fixed Income Class I Series
LVIP SSgA International RPM Service Class Fund	Virtus VIT Premium AlphaSector Class A Series
LVIP VIP Mid Cap RPM Standard Class Fund	Virtus VIT Premium AlphaSector Class I Series

Also during 2014, the following funds changed their names:

Previous Fund Name	New Fund Name

FTVIPT Franklin Income Securities Class 1 Fund	Franklin Income VIP Class 1 Fund
FTVIPT Franklin Income Securities Class 2 Fund	Franklin Income VIP Class 2 Fund
FTVIPT Franklin Small-Mid Cap Growth Securities Class 1 Fund	Franklin Small-Mid Cap Growth VIP Class 1 Fund
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2 Fund	Franklin Small-Mid Cap Growth VIP Class 2 Fund
FTVIPT Mutual Shares Securities Class 1 Fund**	Franklin Mutual Shares VIP Class 1 Fund
FTVIPT Mutual Shares Securities Class 2 Fund	Franklin Mutual Shares VIP Class 2 Fund
FTVIPT Templeton Global Bond Securities Class 2 Fund	Templeton Global Bond VIP Class 2 Fund
FTVIPT Templeton Growth Securities Class 2 Fund	Templeton Growth VIP Class 2 Fund

Also during 2014, the DWS Variable Series II (DWS) family of funds changed its name to the Deutsche Variable Series II (Deutsche) and the DWS Investments VIT Funds (DWS) family of funds changed its name to Deutsche Investments VIT Funds (Deutsche).

During 2014, the Huntington VA Balanced Fund ceased to be available as an investment option to Variable Account Contract owners.

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates

Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The ranges of rates are as follows for the thirty-one contract types within the Variable Account:

•  Lincoln ChoicePlus at a daily rate of .0038356% to .0073973% (1.40% to 2.70% on an annual basis).

•  Lincoln ChoicePlus Access at a daily rate of .0038356% to .0080822% (1.40% to 2.95% on an annual basis).

•  Lincoln ChoicePlus Bonus at a daily rate of .0038356% to .0079452% (1.40% to 2.90% on an annual basis).

•  Lincoln ChoicePlus II at a daily rate of .0035616% to .0073973% (1.30% to 2.70% on an annual basis).

•  Lincoln ChoicePlus II Access at a daily rate of .0038356% to .0080822% (1.40% to 2.95% on an annual basis).

•  Lincoln ChoicePlus II Advance at a daily rate of .0038356% to .0082192% (1.40% to 3.00% on an annual basis).

•  Lincoln ChoicePlus II Bonus at a daily rate of .0038356% to .0079452% (1.40% to 2.90% on an annual basis).

•  Lincoln ChoicePlus Design 1 at a daily rate of .0030137% to .0072603% (1.10% to 2.65% on an annual basis)

•  Lincoln ChoicePlus Design 2 at a daily rate of .0030137% to .0084932% (1.10% to 3.10% on an annual basis)

•  Lincoln ChoicePlus Design 3 at a daily rate of .0030137% to .0084932% (1.10% to 3.10% on an annual basis)

•  Lincoln ChoicePlus Assurance A Share at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis).

•  Lincoln ChoicePlus Assurance A Share Fee-Based at a daily rate of .0016438% to .0058904% (0.60% to 2.15% on an annual basis)

•  Lincoln ChoicePlus Assurance B Share at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis).

•  Lincoln ChoicePlus Assurance Bonus at a daily rate of .0038356% to .0083562% (1.40% to 3.05% on an annual basis).

•  Lincoln ChoicePlus Assurance C Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis).

•  Lincoln ChoicePlus Assurance L Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis).

•  Lincoln ChoicePlus Assurance A Class at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis).

•  Lincoln ChoicePlus Assurance B Class at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis).

•  Lincoln ChoicePlus Signature 1 at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis)

•  Lincoln ChoicePlus Signature 2 at a daily rate of .0038356% to .0086301% (1.40% to 3.15% on an annual basis)

•  Lincoln ChoicePlus Rollover at a daily rate of .0027397% to .0069863% (1.00% to 2.55% on an annual basis).

•  Lincoln ChoicePlus Fusion at a daily rate of .0021918% to .0064384% (0.80% to 2.35% on an annual basis).

•  Lincoln Investment Solutions at a daily rate of .0016438% to .0058904% (0.60% to 2.15% on an annual basis).

•  Lincoln ChoicePlus Assurance Series B-Share at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis).

•  Lincoln ChoicePlus Assurance Series C-Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis).

•  Lincoln ChoicePlus Assurance Series L-Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis).

•  Lincoln ChoicePlus Assurance (Prime) at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis).

•  Lincoln Investor Advantage B-Share at a daily rate of .0026027% to .0041096% (0.95% to 1.50% on an annual basis).

•  Lincoln Investor Advantage C-Share at a daily rate of .0026027% to .0045205% (0.95% to 1.65% on an annual basis).

•  Lincoln Investor Advantage Fee-Based at a daily rate of .0004110% to .0019178% (0.15% to 0.70% on an annual basis).

•  Lincoln Investor Advantage RIA at a daily rate of .0006849% to .0021918% (0.25% to 0.80% on an annual basis).

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates (continued)

During May, 2013, the fund replacements listed below occurred in certain products. The replacement funds have higher fund expenses than the funds they replaced, so the Company enacted a mortality and expense guarantee (M&E) reduction to ensure that overall fund expenses were the same after the replacement. The M&E reduction will last for a period of two years. The fund replacements were as follows:

Previous Fund Name	Replacement Fund Name	M&E Reduction
ABVPSF International Value Class B Portfolio	LVIP Mondrian International Value Service Class Fund	0.02%
American Century VP Inflation Protection Class II Fund	LVIP BlackRock Inflation Protected Bond Service Class Fund	0.06%

In addition, $342,291,315 and $258,512,077 was retained by the Company for contract charges and surrender charges during 2014 and 2013, respectively.

For the Lincoln ChoicePlus Assurance A Share, Lincoln ChoicePlus Assurance A Share Fee-Based and Lincoln ChoicePlus Assurance A Class products, a front-end load or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. For the Lincoln ChoicePlus Fusion product, a premium based charge or sales charge is applied on a quarterly basis over a seven year period as a percentage (.175% maximum per quarter) of all purchase payments received. For the years ending December 31, 2014 and 2013, sales charges amounted to $4,574,969 and $5,115,035, respectively.

Surrender, contract and all other charges are included within Contract withdrawals on the Statements of Changes in Net Assets.

3. Financial Highlights

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2014, follows:

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
ABVPSF Global Thematic Growth Class B
	2014		0.65%	2.95%	$4.86	$19.11	2,705,522	$28,692,905	1.76%	4.13%	0.00%
	2013		0.65%	2.95%	4.72	18.57	3,028,771	30,284,841	19.36%	22.13%	0.02%
	2012		0.65%	2.95%	3.91	15.39	2,753,447	24,004,879	9.95%	12.51%	0.00%
	2011		0.65%	2.95%	3.51	13.84	2,984,851	22,863,398	-25.57%	-23.91%	0.34%
	2010		0.65%	2.85%	4.67	18.41	3,004,150	29,512,963	15.25%	17.81%	2.00%
ABVPSF Growth and Income Class B
	2014		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.11%
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.48%
	2012		0.65%	3.15%	9.81	16.81	11,502,329	150,854,074	13.84%	16.49%	1.33%
	2011		0.65%	2.95%	8.60	14.60	12,608,426	144,047,406	3.09%	5.38%	1.10%
	2010		0.65%	2.85%	8.35	14.03	13,986,390	153,878,947	9.63%	12.07%	0.00%
ABVPSF International Value Class B
	2014		1.55%	1.90%	7.41	7.64	678	5,099	-8.21%	-7.88%	3.17%
	2013		1.30%	1.30%	8.45	8.45	15	128	21.14%	21.14%	2.73%
	2012		0.65%	3.20%	6.05	10.98	28,812,602	197,847,060	10.60%	13.45%	1.39%
	2011		0.65%	3.20%	5.66	9.26	30,051,265	182,677,468	-21.75%	-19.96%	4.21%
	2010		0.65%	2.90%	7.10	7.81	23,913,577	177,374,151	1.37%	3.62%	3.08%
ABVPSF Large Cap Growth Class B
	2014		1.30%	2.80%	9.44	22.27	848,639	10,433,388	10.70%	12.37%	0.00%
	2013		1.30%	2.80%	8.44	19.82	909,766	10,154,434	33.22%	35.23%	0.00%
	2012		1.30%	2.80%	6.27	14.65	1,054,995	8,789,778	13.10%	14.72%	0.03%
	2011		1.30%	2.65%	5.50	12.77	1,335,065	9,727,179	-5.80%	-4.52%	0.09%
	2010		1.30%	2.65%	5.79	13.38	1,688,466	12,963,373	6.96%	8.41%	0.27%
ABVPSF Small/Mid Cap Value Class A
	2014	7/24/14	0.40%	0.80%	10.46	10.48	5,516	57,825	1.02%	1.76%	0.31%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
ABVPSF Small/Mid Cap Value Class B
	2014		0.60%	3.20%	$15.45	$36.24	7,291,406	$194,269,675	5.51%	8.24%	0.46%
	2013		0.65%	3.20%	14.64	33.83	8,139,879	205,119,410	33.30%	36.74%	0.44%
	2012		0.65%	3.20%	11.00	25.04	7,832,184	143,146,719	14.80%	17.70%	0.29%
	2011		0.65%	3.15%	10.09	21.53	8,277,391	131,094,788	-11.19%	-9.21%	0.25%
	2010		0.65%	2.85%	11.45	24.00	8,248,951	150,623,922	23.04%	25.77%	0.27%
Alps|Alerian Energy Infrastructure Class I
	2014	7/24/14	0.40%	0.40%	10.35	10.35	11,325	117,205	-6.09%	-6.09%	0.92%
Alps|Alerian Energy Infrastructure Class III
	2014	7/2/14	0.30%	1.65%	10.23	10.32	187,200	1,921,367	-6.49%	-0.84%	0.21%
Alps|Stadion Tactical Defensive Class I
	2014	12/26/14	0.40%	0.40%	10.57	10.57	7,749	81,904	-1.30%	-1.30%	0.00%
Alps|Stadion Tactical Defensive Class III
	2014	7/17/14	1.10%	1.65%	10.46	10.51	72,836	764,872	-0.67%	2.46%	0.00%
American Century VP Inflation Protection Class II
	2014		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.34%
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.66%
	2012		0.65%	3.15%	11.15	14.52	34,203,692	473,044,643	4.06%	6.69%	2.41%
	2011		0.65%	3.15%	11.72	13.70	36,648,252	480,337,366	8.61%	11.02%	4.01%
	2010		0.65%	2.85%	10.79	12.42	41,433,338	494,227,301	2.15%	4.42%	1.65%
American Funds Asset Allocation Class 1
	2014		0.40%	1.95%	13.69	14.22	81,493	1,083,366	3.62%	4.72%	1.91%
	2013	5/28/13	0.90%	1.95%	13.21	13.58	44,228	597,313	8.28%	8.96%	1.64%
American Funds Asset Allocation Class 4
	2014	7/11/14	0.30%	1.65%	10.28	10.37	488,562	5,036,627	0.73%	2.37%	2.97%
American Funds Blue Chip Income and Growth Class 1
	2014		0.40%	1.90%	15.55	16.30	168,673	2,328,817	13.51%	15.00%	4.84%
	2013		0.60%	1.90%	13.70	14.18	69,801	971,653	30.75%	32.46%	2.55%
	2012	3/1/12	0.60%	1.90%	10.48	10.70	51,725	545,963	1.54%	8.47%	2.91%
American Funds Blue Chip Income and Growth Class 4
	2014	6/27/14	0.30%	1.65%	10.88	10.97	270,432	2,949,193	-0.94%	7.83%	6.32%
American Funds Bond Class 1
	2014		0.60%	1.90%	10.59	11.10	184,166	2,028,548	3.60%	4.95%	2.53%
	2013		0.60%	1.90%	10.27	10.57	78,093	818,840	-3.54%	-2.47%	4.51%
	2012	5/31/12	0.60%	1.70%	10.65	10.84	9,154	97,818	0.67%	2.23%	3.29%
American Funds Capital Income Builder Class 1
	2014	8/13/14	0.40%	0.60%	9.93	9.95	11,785	117,203	-0.92%	-0.63%	1.21%
American Funds Capital Income Builder Class 4
	2014	7/11/14	0.30%	1.65%	9.83	9.92	331,104	3,264,170	-2.81%	2.10%	1.46%
American Funds Global Balanced Class 1
	2014		0.60%	1.70%	11.75	12.22	28,351	344,386	0.15%	1.26%	1.55%
	2013		0.60%	1.70%	12.06	12.07	19,898	236,081	11.84%	11.89%	3.54%
	2012	5/31/12	0.60%	0.65%	10.78	10.79	2,753	29,698	10.94%	12.34%	2.52%
American Funds Global Bond Class 1
	2014		0.60%	2.15%	9.90	10.47	159,471	1,649,036	-0.45%	1.10%	1.84%
	2013		0.60%	2.15%	10.06	10.35	107,161	1,097,950	-4.05%	-2.99%	0.00%
	2012	3/26/12	0.60%	1.70%	10.48	10.67	27,264	289,169	-0.10%	3.57%	4.08%
American Funds Global Discovery Class 1
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.49%
	2012	7/18/12	0.65%	0.65%	10.54	10.54	2,542	26,800	8.58%	8.58%	1.04%
American Funds Global Growth Class 1
	2014		0.40%	1.90%	16.32	20.76	53,456	929,867	0.84%	1.85%	1.74%
	2013		0.65%	1.65%	20.38	20.38	9,962	180,670	28.67%	28.67%	2.64%
	2012	12/17/12	0.65%	0.65%	15.84	15.84	477	7,558	0.77%	0.77%	0.61%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Global Growth Class 2
	2014		0.65%	3.15%	$13.41	$22.62	15,062,955	$300,070,833	-0.86%	1.65%	1.13%
	2013		0.65%	3.15%	13.53	22.40	16,531,915	328,814,702	25.17%	28.34%	1.22%
	2012		0.65%	3.15%	10.81	17.56	18,726,406	294,366,132	18.76%	21.77%	0.88%
	2011		0.65%	3.15%	9.76	14.52	21,166,368	277,693,041	-11.45%	-9.48%	1.29%
	2010		0.65%	2.85%	11.02	16.14	22,438,581	331,309,961	8.61%	11.02%	1.54%
American Funds Global Growth Class 4
	2014	7/7/14	0.30%	1.65%	10.25	10.34	166,172	1,707,623	-2.09%	6.92%	1.88%
American Funds Global Growth and Income Class 1
	2014		0.60%	1.90%	13.18	13.82	39,804	541,529	4.00%	5.36%	4.40%
	2013	5/31/13	0.60%	1.90%	12.68	13.12	13,187	169,168	3.15%	11.86%	7.06%
American Funds Global Small Capitalization Class 1
	2014		0.40%	1.90%	12.12	20.24	38,850	647,274	0.43%	1.74%	0.56%
	2013	3/18/13	0.60%	1.90%	12.07	19.90	9,572	171,321	3.23%	18.71%	0.36%
American Funds Global Small Capitalization Class 2
	2014		0.65%	3.15%	11.39	34.07	24,595,417	444,106,901	-1.04%	1.46%	0.12%
	2013		0.65%	3.15%	11.51	33.99	25,652,712	468,775,881	24.30%	27.45%	0.86%
	2012		0.65%	3.15%	9.26	26.99	28,256,850	412,911,878	14.52%	17.41%	1.34%
	2011		0.65%	3.15%	8.88	23.26	27,803,290	361,902,049	-21.42%	-19.67%	1.32%
	2010		0.65%	2.85%	11.10	29.31	23,033,389	405,935,380	18.98%	21.62%	1.76%
American Funds Global Small Capitalization Class 4
	2014	7/10/14	1.10%	1.65%	10.05	10.09	109,654	1,105,353	-3.11%	0.33%	0.15%
American Funds Growth Class 1
	2014		0.40%	2.15%	15.57	23.24	265,323	5,209,877	6.47%	8.14%	1.77%
	2013		0.60%	2.15%	20.43	21.43	95,918	1,854,888	28.24%	29.59%	2.17%
	2012	7/18/12	0.65%	1.70%	15.93	16.54	11,356	181,628	6.66%	8.59%	0.86%
American Funds Growth Class 2
	2014		0.60%	3.20%	14.09	27.83	77,008,391	1,582,205,164	5.09%	7.86%	0.76%
	2013		0.60%	3.20%	13.22	26.12	88,916,417	1,713,280,045	26.01%	29.26%	0.91%
	2012		0.65%	3.20%	10.35	20.46	104,648,159	1,577,540,044	14.24%	17.13%	0.76%
	2011		0.65%	3.15%	8.94	17.67	122,382,686	1,598,331,081	-6.97%	-4.90%	0.60%
	2010		0.65%	2.85%	9.51	18.81	139,384,213	1,945,075,727	15.35%	17.91%	0.73%
American Funds Growth Class 4
	2014	7/11/14	0.30%	1.65%	10.68	10.78	689,230	7,385,095	1.48%	8.58%	1.88%
American Funds Growth-Income Class 1
	2014		0.40%	1.90%	16.68	23.04	136,191	2,917,443	8.82%	10.24%	1.91%
	2013		0.60%	1.90%	20.84	20.84	42,509	857,590	32.95%	32.95%	4.20%
	2012	12/17/12	0.65%	0.65%	15.68	15.68	480	7,525	0.14%	0.14%	0.87%
American Funds Growth-Income Class 2
	2014		0.60%	3.20%	14.13	25.23	108,518,744	2,071,195,590	7.15%	9.98%	1.25%
	2013		0.60%	3.20%	13.13	23.23	123,574,320	2,169,089,785	29.30%	32.71%	1.32%
	2012		0.60%	3.20%	10.11	17.73	141,043,265	1,889,206,205	13.84%	16.78%	1.59%
	2011		0.60%	3.15%	8.84	15.37	152,637,821	1,782,292,860	-4.59%	-2.42%	1.54%
	2010		0.60%	2.85%	9.19	15.95	160,676,140	1,965,743,078	8.30%	10.70%	1.51%
American Funds Growth-Income Class 4
	2014	7/11/14	0.30%	1.65%	10.62	10.71	429,293	4,572,408	1.70%	7.62%	2.87%
American Funds High-Income Bond Class 1
	2014		0.60%	1.90%	11.07	11.61	67,751	777,749	-1.09%	0.20%	7.05%
	2013		0.60%	1.90%	11.19	11.58	30,666	350,547	4.88%	6.26%	9.56%
	2012	3/26/12	0.60%	1.90%	10.67	10.90	15,785	170,366	0.25%	7.13%	15.17%
American Funds International Class 1
	2014		0.40%	1.70%	15.19	16.15	150,309	2,008,634	-4.05%	-2.99%	2.73%
	2013		0.60%	1.70%	15.83	15.83	28,752	466,616	19.85%	19.85%	2.40%
	2012	8/7/12	1.70%	1.70%	13.21	13.21	12,512	165,249	8.46%	8.46%	1.63%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds International Class 2
	2014		0.65%	3.15%	$10.69	$25.96	44,124,291	$729,574,567	-5.67%	-3.28%	1.38%
	2013		0.65%	3.15%	11.34	27.16	44,360,488	778,437,194	17.86%	20.85%	1.36%
	2012		0.65%	3.15%	9.62	22.75	46,582,914	700,805,428	14.25%	17.14%	1.49%
	2011		0.65%	3.15%	8.52	19.65	46,345,677	622,060,997	-16.39%	-14.52%	1.76%
	2010		0.65%	2.85%	10.06	23.27	47,415,131	763,935,853	4.22%	6.54%	2.09%
American Funds International Class 4
	2014	7/8/14	0.30%	1.65%	9.49	9.57	318,221	3,027,225	-6.56%	2.94%	3.02%
American Funds International Growth and Income Class 1
	2014		0.60%	2.15%	11.05	11.68	132,517	1,533,911	-4.99%	-3.51%	3.51%
	2013	3/18/13	0.60%	2.15%	11.63	12.11	68,436	818,062	2.18%	14.51%	5.76%
American Funds Managed Risk Asset Allocation Class P1
	2014		0.65%	0.65%	12.59	12.59	59,551	749,950	2.58%	2.58%	0.31%
	2013	5/20/13	0.65%	0.65%	12.28	12.28	31,059	381,308	7.24%	7.24%	2.06%
American Funds Managed Risk Asset Allocation Class P2
	2014	8/20/14	1.30%	2.55%	12.03	12.35	511,562	6,299,380	-1.32%	3.75%	0.10%
American Funds Managed Risk Blue Chip Income and Growth Class P1
	2014		0.60%	1.70%	11.82	11.82	8,638	101,228	7.93%	7.93%	4.48%
	2013	9/9/13	0.60%	0.60%	10.96	10.96	1,111	12,177	9.23%	9.23%	1.52%
American Funds Managed Risk Growth Class P1
	2014		0.60%	1.70%	11.09	11.09	6,172	68,833	0.46%	0.46%	1.05%
	2013	11/14/13	1.70%	1.70%	11.04	11.04	4,637	51,202	3.51%	3.51%	0.65%
American Funds Managed Risk Growth-Income Class P1
	2014		0.65%	1.70%	11.71	11.71	2,307	26,676	4.18%	4.18%	2.58%
	2013	12/16/13	0.65%	0.65%	11.24	11.24	558	6,275	3.40%	3.40%	0.98%
American Funds Managed Risk International Class P1
	2014	3/10/14	0.60%	0.60%	10.04	10.04	1,359	13,648	-4.08%	-4.08%	1.37%
American Funds Mortgage Class 1
	2014		0.40%	1.90%	10.37	10.85	26,208	276,226	3.56%	4.86%	0.90%
	2013		0.65%	1.90%	10.01	10.34	31,044	314,793	-3.26%	-2.05%	1.29%
	2012	6/22/12	0.65%	1.90%	10.35	10.56	14,108	147,411	-0.50%	0.49%	0.80%
American Funds Mortgage Class 4
	2014	7/24/14	1.10%	1.65%	10.10	10.14	5,213	52,828	0.65%	0.94%	1.37%
American Funds New World Class 1
	2014		0.40%	2.15%	9.67	10.23	165,600	1,645,697	-9.60%	-8.19%	1.59%
	2013		0.60%	2.15%	10.76	11.12	62,079	681,495	9.56%	10.94%	3.86%
	2012	6/22/12	0.65%	1.90%	9.82	10.03	2,740	27,382	15.20%	16.03%	1.74%
American Funds New World Class 4
	2014	6/30/14	0.30%	1.65%	9.05	9.13	229,661	2,083,507	-13.72%	-2.61%	2.44%
American Funds U.S. Government/AAA-Rated Securities Class 1
	2014		0.60%	1.90%	10.31	10.81	17,594	186,388	3.26%	4.61%	1.14%
	2013		0.60%	1.90%	9.99	10.33	26,690	270,577	-4.70%	-3.45%	1.34%
	2012	5/31/12	0.60%	1.90%	10.48	10.70	6,133	64,936	-0.37%	0.30%	1.57%
BlackRock Global Allocation V.I. Class I
	2014		0.40%	1.90%	11.85	15.53	95,187	1,443,873	0.19%	1.50%	2.77%
	2013		0.60%	1.90%	15.10	15.30	61,891	937,866	13.73%	14.07%	2.74%
	2012	9/4/12	0.60%	0.90%	13.28	13.41	5,032	67,220	-0.04%	3.55%	4.39%
BlackRock Global Allocation V.I. Class III
	2014		0.30%	3.20%	11.12	15.29	91,977,049	1,314,829,729	-1.28%	1.27%	2.17%
	2013		0.60%	3.20%	11.26	15.13	97,802,754	1,396,151,367	10.81%	13.73%	1.06%
	2012		0.60%	3.20%	10.16	13.30	99,634,318	1,265,422,400	6.51%	9.31%	1.54%
	2011		0.60%	3.20%	10.23	12.17	88,294,663	1,039,089,031	-6.40%	-4.22%	2.89%
	2010		0.60%	2.90%	12.25	12.69	49,546,291	617,625,604	6.68%	9.05%	1.72%
ClearBridge Variable Aggressive Growth Class I
	2014	7/24/14	0.40%	0.40%	11.22	11.22	17,600	197,454	2.42%	2.42%	0.24%
ClearBridge Variable Aggressive Growth Class II
	2014	6/27/14	0.30%	1.65%	11.11	11.20	423,885	4,723,066	1.61%	4.95%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
ClearBridge Variable Mid Cap Core Class I
	2014	7/24/14	0.40%	0.40%	$10.64	$10.64	241	$2,559	2.40%	2.40%	0.28%
ClearBridge Variable Mid Cap Core Class II
	2014	5/19/14	0.30%	3.00%	10.45	10.63	1,357,176	14,307,002	-0.52%	9.15%	0.20%
Delaware VIP Diversified Income Standard Class
	2014		0.40%	2.15%	10.81	14.75	85,063	1,143,589	3.08%	4.69%	1.88%
	2013		0.60%	2.15%	14.05	14.05	43,579	563,170	-1.90%	-1.90%	0.88%
	2012	12/14/12	0.65%	0.65%	14.32	14.32	4,298	61,548	0.06%	0.06%	0.00%
Delaware VIP Diversified Income Service Class
	2014		0.30%	3.20%	10.25	16.76	110,189,860	1,681,645,917	1.68%	4.36%	1.97%
	2013		0.60%	3.20%	10.08	16.18	96,298,898	1,420,559,454	-4.53%	-2.06%	2.15%
	2012		0.65%	3.20%	10.57	16.62	91,557,117	1,400,398,415	3.56%	6.18%	2.94%
	2011		0.65%	3.15%	10.28	15.76	81,034,287	1,190,826,571	3.12%	5.47%	3.88%
	2010		0.65%	2.90%	12.70	15.04	69,940,824	998,422,247	4.84%	7.17%	4.24%
Delaware VIP Emerging Markets Standard Class
	2014	9/17/14	0.80%	0.80%	9.06	9.06	347	3,141	-14.13%	-14.13%	0.00%
Delaware VIP Emerging Markets Service Class
	2014		0.60%	3.20%	8.47	44.57	18,418,834	325,412,353	-11.15%	-8.82%	0.41%
	2013		0.60%	3.20%	9.54	49.49	18,654,260	366,304,797	6.40%	9.15%	1.47%
	2012		0.65%	3.20%	8.96	45.89	19,252,075	349,984,488	10.59%	13.45%	0.75%
	2011		0.65%	3.20%	8.67	40.94	18,913,750	308,378,797	-22.25%	-20.52%	1.58%
	2010		0.65%	2.85%	11.14	52.13	14,644,887	312,915,951	14.89%	17.44%	0.57%
Delaware VIP High Yield Standard Class
	2014		1.40%	2.35%	19.12	26.78	223,892	4,346,695	-2.60%	-1.67%	6.44%
	2013		1.40%	2.35%	19.44	26.46	259,899	5,122,924	6.68%	7.70%	10.17%
	2012		1.40%	2.35%	18.05	24.75	557,596	10,126,647	15.09%	16.19%	6.04%
	2011		1.40%	2.35%	15.54	21.46	334,426	5,252,890	0.00%	0.96%	7.91%
	2010		1.40%	2.35%	15.39	21.42	750,316	11,622,616	12.64%	13.72%	6.76%
Delaware VIP High Yield Service Class
	2014		0.65%	3.15%	11.49	26.04	9,085,188	183,036,976	-3.62%	-1.18%	6.66%
	2013		0.65%	3.15%	11.92	26.67	10,902,384	224,761,227	5.60%	8.27%	7.38%
	2012		0.65%	3.15%	11.29	24.93	12,959,675	248,978,115	13.72%	16.59%	8.61%
	2011		0.65%	3.15%	12.41	21.64	14,588,017	243,741,485	-0.55%	1.67%	8.92%
	2010		0.65%	2.85%	12.47	21.54	19,118,188	319,535,835	11.69%	14.17%	7.33%
Delaware VIP International Value Equity Standard Class
	2014		1.40%	1.65%	17.97	17.97	8,854	159,204	-9.94%	-9.94%	1.34%
	2013		1.40%	2.15%	19.95	22.16	10,844	217,780	20.18%	21.08%	1.56%
	2012		1.40%	2.15%	16.48	18.44	12,932	214,482	12.75%	13.60%	2.57%
	2011		1.40%	2.15%	14.50	16.35	15,242	222,522	-16.26%	-15.63%	1.26%
	2010		1.40%	2.15%	17.19	19.53	19,350	334,606	8.57%	9.38%	3.98%
Delaware VIP Limited-Term Diversified Income Standard Class
	2014		0.60%	2.15%	9.71	11.53	115,875	1,237,024	-0.47%	1.09%	1.60%
	2013		0.60%	2.15%	9.83	11.41	86,433	902,812	-2.92%	-1.65%	1.42%
	2012	6/22/12	0.60%	1.90%	10.13	11.60	6,886	76,979	-0.28%	0.46%	0.91%
Delaware VIP Limited-Term Diversified Income Service Class
	2014		0.60%	3.20%	9.19	12.25	120,406,279	1,356,387,266	-1.75%	0.84%	1.33%
	2013		0.60%	3.20%	9.36	12.15	114,924,314	1,296,360,971	-4.43%	-1.92%	1.28%
	2012		0.60%	3.20%	9.80	12.39	94,626,180	1,098,789,192	-0.66%	1.91%	1.43%
	2011		0.60%	3.15%	10.27	12.15	78,519,076	911,377,732	-0.32%	1.94%	1.62%
	2010		0.60%	2.85%	10.84	11.90	56,532,719	658,386,518	1.36%	3.62%	2.03%
Delaware VIP REIT Standard Class
	2014		0.40%	2.35%	30.35	44.21	141,768	5,926,515	26.46%	27.66%	1.33%
	2013		1.40%	2.35%	24.00	34.63	126,712	4,258,904	-0.23%	0.72%	1.53%
	2012		1.40%	2.35%	24.06	34.38	130,450	4,355,745	14.23%	15.32%	1.60%
	2011		1.40%	2.35%	21.06	29.81	160,337	4,660,435	8.38%	9.42%	1.62%
	2010		1.40%	2.35%	19.43	27.25	200,164	5,329,560	24.04%	25.22%	2.80%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Delaware VIP REIT Service Class
	2014		0.30%	3.20%	$13.04	$36.44	7,537,961	$176,163,124	25.06%	28.35%	1.12%
	2013		0.60%	3.20%	10.27	28.62	7,541,026	140,346,986	-1.29%	1.26%	1.31%
	2012		0.65%	3.20%	10.24	28.47	8,020,243	151,073,344	12.99%	15.85%	1.26%
	2011		0.65%	3.15%	8.93	24.76	7,381,989	124,874,170	7.51%	9.90%	1.34%
	2010		0.65%	2.85%	8.46	22.70	6,696,391	110,546,563	23.06%	25.79%	2.55%
Delaware VIP Small Cap Value Standard Class
	2014		0.40%	2.35%	32.00	39.58	195,050	7,559,965	3.40%	4.39%	0.56%
	2013		1.40%	2.35%	30.95	37.91	213,991	8,057,362	30.41%	31.65%	0.74%
	2012		1.40%	2.35%	23.73	28.80	248,520	7,108,831	11.26%	12.32%	0.60%
	2011		1.40%	2.35%	21.33	25.64	295,505	7,526,918	-3.63%	-2.70%	0.52%
	2010		1.40%	2.35%	22.13	26.35	363,786	9,531,790	29.20%	30.43%	0.65%
Delaware VIP Small Cap Value Service Class
	2014		0.30%	3.20%	14.99	39.61	14,687,106	355,732,262	2.29%	4.93%	0.34%
	2013		0.65%	3.20%	14.66	38.03	15,896,125	372,923,143	28.98%	32.31%	0.52%
	2012		0.65%	3.20%	11.36	28.96	18,110,280	325,403,913	10.06%	12.90%	0.35%
	2011		0.65%	3.20%	10.75	25.85	20,004,931	323,498,204	-4.36%	-2.23%	0.28%
	2010		0.65%	2.85%	11.62	26.63	17,716,673	309,429,689	28.21%	31.06%	0.46%
Delaware VIP Smid Cap Growth Standard Class
	2014		0.40%	2.35%	28.00	35.41	238,939	8,365,583	0.75%	1.71%	0.07%
	2013		1.40%	2.35%	27.58	34.81	271,774	9,429,179	38.05%	39.36%	0.03%
	2012		1.40%	2.35%	19.83	24.98	312,966	7,799,343	8.44%	9.48%	0.24%
	2011		1.40%	2.35%	18.15	22.82	374,688	8,532,844	5.62%	6.63%	0.98%
	2010	10/8/10	1.40%	2.35%	17.06	21.40	442,067	9,442,351	13.16%	13.41%	0.00%
Delaware VIP Smid Cap Growth Service Class
	2014		0.30%	3.15%	15.00	32.49	6,122,012	147,642,377	-0.32%	2.21%	0.00%
	2013		0.65%	3.15%	14.85	32.18	7,136,137	169,924,221	36.61%	40.06%	0.00%
	2012		0.65%	3.15%	10.72	23.25	7,728,235	132,109,834	7.28%	9.99%	0.01%
	2011		0.65%	3.15%	9.86	21.00	7,446,364	115,611,592	4.92%	7.20%	0.74%
	2010	10/8/10	0.65%	2.80%	9.31	19.87	5,869,618	84,963,927	12.98%	13.54%	0.00%
Delaware VIP U.S. Growth Service Class
	2014		0.65%	3.15%	16.27	23.75	18,204,155	356,087,453	9.00%	11.76%	0.01%
	2013		0.65%	3.15%	14.89	21.51	19,086,029	335,409,773	30.28%	33.57%	0.12%
	2012		0.65%	3.15%	11.39	16.29	20,861,489	276,129,824	12.53%	15.20%	0.00%
	2011		0.65%	3.00%	10.11	14.31	20,137,700	232,573,464	4.48%	6.81%	0.04%
	2010		0.65%	2.85%	9.68	13.56	11,708,708	124,714,441	10.35%	12.81%	0.00%
Delaware VIP Value Standard Class
	2014		0.40%	2.35%	22.18	28.07	321,113	7,091,505	11.35%	12.41%	1.71%
	2013		1.40%	2.35%	19.73	25.08	370,671	7,405,602	30.59%	31.84%	1.76%
	2012		1.40%	2.35%	14.97	19.11	379,166	5,735,340	12.07%	13.14%	2.24%
	2011		1.40%	2.35%	13.23	16.97	434,858	5,811,505	6.99%	8.01%	2.01%
	2010		1.40%	2.35%	12.25	15.78	508,244	6,281,230	12.94%	14.02%	2.43%
Delaware VIP Value Service Class
	2014		0.30%	3.20%	14.77	27.25	13,857,245	287,864,246	10.12%	12.96%	1.42%
	2013		0.65%	3.20%	13.30	24.42	13,475,411	250,120,711	29.18%	32.51%	1.53%
	2012		0.65%	3.20%	10.14	18.65	13,064,224	184,513,961	10.83%	13.69%	1.98%
	2011		0.65%	3.20%	9.01	16.30	12,147,550	154,062,662	6.19%	8.55%	1.70%
	2010		0.65%	2.85%	8.38	15.22	10,530,555	125,406,966	12.09%	14.46%	2.20%
Deutsche Alternative Asset Allocation VIP Class A
	2014		0.60%	2.15%	10.30	14.06	67,124	852,273	1.30%	2.88%	1.78%
	2013		0.60%	2.15%	10.25	13.67	52,526	637,444	-0.97%	0.34%	0.67%
	2012	6/22/12	0.60%	1.90%	10.35	13.62	3,133	41,178	0.20%	6.64%	0.00%
Deutsche Alternative Asset Allocation VIP Class B
	2014		0.30%	3.20%	9.76	13.91	4,275,328	55,634,524	-0.02%	2.57%	1.56%
	2013		0.65%	3.20%	9.76	13.67	4,140,319	52,997,930	-2.42%	0.10%	1.80%
	2012		0.65%	3.20%	10.00	13.77	3,782,943	48,887,063	5.92%	8.66%	3.19%
	2011		0.65%	3.20%	11.72	12.77	3,156,835	37,965,035	-5.79%	-3.74%	1.01%
	2010		0.65%	2.80%	12.44	13.38	1,476,223	18,687,740	9.05%	11.42%	0.74%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Deutsche Equity 500 Index VIP Class A
	2014		1.30%	2.65%	$13.79	$23.66	400,529	$7,058,427	10.43%	11.93%	1.88%
	2013		1.30%	2.65%	12.39	21.14	540,134	8,249,499	28.48%	30.22%	2.77%
	2012		1.30%	2.65%	9.56	16.82	1,573,706	18,587,414	12.67%	14.20%	1.80%
	2011		1.30%	2.65%	8.41	14.81	1,765,361	18,412,219	-0.83%	0.52%	1.74%
	2010		1.30%	2.65%	8.41	14.81	2,369,761	24,773,760	11.71%	13.22%	1.94%
Deutsche Equity 500 Index VIP Class B
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.57%
	2012		1.15%	3.05%	10.90	15.77	1,745,099	24,431,454	12.23%	14.10%	1.50%
	2011		1.15%	2.80%	9.71	13.84	2,068,470	25,866,328	-1.30%	0.34%	1.41%
	2010		1.15%	2.80%	9.84	13.83	2,867,522	35,007,227	11.36%	13.21%	1.67%
Deutsche Small Cap Index VIP Class A
	2014		1.30%	2.65%	15.94	31.23	157,921	4,366,578	2.00%	3.39%	0.98%
	2013		1.30%	2.65%	15.61	30.37	197,615	5,316,825	35.02%	36.85%	1.67%
	2012		1.30%	2.65%	11.54	22.32	237,379	4,672,758	13.21%	14.75%	0.90%
	2011		1.30%	2.65%	10.18	19.02	290,157	5,003,402	-6.92%	-5.65%	0.88%
	2010		1.30%	2.65%	10.92	20.33	390,509	7,149,169	23.09%	24.76%	0.93%
Deutsche Small Cap Index VIP Class B
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.47%
	2012		1.10%	2.80%	11.53	19.44	716,261	11,128,385	12.68%	14.61%	0.67%
	2011		1.10%	2.80%	10.18	17.00	897,245	12,331,980	-7.21%	-5.62%	0.60%
	2010		1.10%	2.80%	10.88	18.06	1,109,169	16,421,906	22.63%	24.73%	0.70%
Eaton Vance VT Floating-Rate Income Fund Initial Class
	2014	7/8/14	1.10%	1.65%	9.88	9.91	142,143	1,407,375	-1.51%	-1.22%	1.61%
Eaton Vance VT Floating-Rate Income Fund Advisor Class
	2014	9/22/14	0.40%	0.80%	9.94	9.97	44,060	439,056	-0.62%	-0.23%	1.00%
Fidelity VIP Contrafund Initial Class
	2014	9/12/14	0.40%	0.40%	10.93	10.93	11,580	126,513	3.23%	3.23%	2.01%
Fidelity VIP Contrafund Service Class 2
	2014		0.30%	3.20%	14.47	28.00	49,380,506	1,129,791,103	8.14%	10.99%	0.72%
	2013		0.60%	3.20%	13.23	25.41	54,960,895	1,147,842,954	26.83%	30.10%	0.82%
	2012		0.65%	3.20%	10.32	19.65	60,353,643	982,723,808	12.48%	15.39%	1.11%
	2011		0.65%	3.20%	9.61	17.14	63,087,761	912,428,246	-5.52%	-3.41%	0.81%
	2010		0.65%	2.85%	10.16	17.87	61,036,851	938,786,812	13.64%	16.17%	1.06%
Fidelity VIP Equity-Income Initial Class
	2012		1.40%	2.35%	13.73	17.12	417,316	6,035,653	14.58%	15.68%	3.07%
	2011		1.40%	2.35%	11.89	14.87	468,306	5,855,188	-1.38%	-0.43%	2.36%
	2010		1.40%	2.35%	11.96	15.00	556,864	6,992,880	12.48%	13.55%	1.73%
Fidelity VIP Equity-Income Service Class 2
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.00%
	2012		1.30%	2.85%	10.51	16.69	2,313,710	33,091,613	13.77%	15.54%	2.73%
	2011		1.30%	2.85%	9.21	14.53	2,861,794	35,610,265	-1.98%	-0.65%	2.09%
	2010		1.30%	2.65%	9.38	14.70	3,620,280	45,488,308	11.91%	13.43%	1.53%
Fidelity VIP Growth Initial Class
	2014		0.40%	2.35%	17.25	23.84	312,379	5,379,425	8.71%	9.75%	0.18%
	2013		1.40%	2.35%	15.72	21.82	344,916	5,449,720	33.17%	34.44%	0.28%
	2012		1.40%	2.35%	11.69	16.30	399,781	4,693,997	12.03%	13.10%	0.58%
	2011		1.40%	2.35%	10.34	14.48	460,052	4,775,306	-2.13%	-1.19%	0.34%
	2010		1.40%	2.35%	10.46	14.72	538,248	5,652,969	21.29%	22.45%	0.26%
Fidelity VIP Growth Service Class 2
	2014		0.30%	3.15%	10.43	23.12	8,743,528	157,076,821	7.57%	10.29%	0.00%
	2013		0.65%	3.15%	9.57	21.21	9,844,980	160,663,201	31.79%	35.12%	0.05%
	2012		0.65%	3.15%	7.16	15.89	10,524,487	128,371,676	10.86%	13.66%	0.41%
	2011		0.65%	3.15%	6.38	14.15	10,487,630	112,879,306	-2.84%	-0.68%	0.15%
	2010		0.65%	2.85%	6.49	14.42	6,704,736	72,730,755	20.38%	22.94%	0.03%
Fidelity VIP Mid Cap Initial Class
	2014	7/24/14	0.40%	0.80%	10.50	10.53	55,948	588,669	0.58%	0.70%	0.73%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Fidelity VIP Mid Cap Service Class 2
	2014		0.30%	3.20%	$13.33	$21.44	27,773,055	$554,863,646	2.69%	5.40%	0.02%
	2013		0.60%	3.20%	12.98	20.48	29,593,175	567,793,371	31.59%	34.99%	0.27%
	2012		0.65%	3.20%	9.86	15.26	33,298,343	479,121,111	10.96%	13.82%	0.39%
	2011		0.65%	3.20%	10.17	13.49	33,192,208	426,177,922	-13.40%	-11.43%	0.02%
	2010		0.65%	2.90%	11.75	15.32	27,343,150	403,627,732	24.96%	27.74%	0.14%
Fidelity VIP Overseas Initial Class
	2012		1.40%	2.50%	12.99	18.08	117,396	1,543,100	17.76%	19.06%	1.77%
	2011		1.40%	2.50%	10.93	15.30	153,184	1,688,755	-18.93%	-18.32%	1.33%
	2010		1.40%	2.15%	13.38	18.87	169,524	2,285,225	10.71%	11.54%	1.31%
Fidelity VIP Overseas Service Class 2
	2012		0.65%	2.95%	8.91	18.63	5,375,511	70,116,312	16.88%	19.60%	1.59%
	2011		0.65%	2.95%	7.52	15.68	6,621,278	73,555,411	-19.67%	-17.88%	1.17%
	2010		0.65%	2.85%	9.25	19.21	6,387,666	87,005,111	9.66%	12.10%	1.25%
First Trust Multi Income Allocation Class I
	2014	7/11/14	0.30%	1.65%	10.30	10.39	41,113	424,568	-0.28%	1.38%	1.45%
First Trust/Dow Jones Dividend & Income Allocation Class I
	2014	7/16/14	0.30%	1.65%	10.57	10.66	146,866	1,555,694	3.49%	4.96%	0.17%
Franklin Founding Funds Allocation VIP Class 4
	2014	7/7/14	1.10%	1.65%	9.69	9.73	664,782	6,459,585	-5.07%	-3.68%	0.00%
Franklin Income VIP Class 2
	2014		0.65%	3.20%	12.31	16.70	42,936,639	640,251,249	1.32%	3.94%	4.95%
	2013		0.65%	3.20%	12.14	16.44	44,017,116	637,025,857	10.35%	13.20%	6.33%
	2012		0.65%	3.20%	11.01	14.86	45,522,467	587,335,783	9.11%	11.92%	6.50%
	2011		0.65%	3.20%	10.61	12.06	45,492,856	530,064,143	-0.49%	1.72%	5.71%
	2010		0.65%	2.85%	10.65	11.93	43,099,161	498,814,149	9.51%	11.94%	6.56%
Franklin Income VIP Class 4
	2014	7/2/14	0.30%	1.65%	9.71	9.80	799,422	7,785,150	-5.16%	-4.05%	0.00%
Franklin Mutual Shares VIP Class 2
	2014		0.60%	3.20%	12.35	17.95	57,601,956	816,349,869	3.75%	6.48%	1.99%
	2013		0.60%	3.20%	11.85	17.26	61,488,681	821,308,773	24.23%	27.49%	2.05%
	2012		0.60%	3.20%	9.50	13.86	67,978,309	714,861,663	10.70%	13.56%	2.11%
	2011		0.60%	3.15%	8.54	10.61	66,563,230	615,076,571	-3.83%	-1.64%	2.47%
	2010		0.60%	2.85%	8.88	9.80	54,494,842	509,112,460	8.07%	10.47%	1.69%
Franklin Mutual Shares VIP Class 4
	2014	6/27/14	1.10%	1.65%	10.13	10.16	80,873	821,201	-2.00%	0.38%	1.09%
Franklin Rising Dividends VIP Class 1
	2014	12/26/14	0.40%	0.40%	10.62	10.62	8,072	85,754	-1.37%	-1.37%	0.00%
Franklin Rising Dividends VIP Class 4
	2014	7/8/14	0.30%	1.65%	10.52	10.61	247,836	2,612,458	3.35%	9.47%	0.00%
Franklin Small Cap Value VIP Class 1
	2014	7/24/14	0.40%	0.80%	9.89	9.92	28,306	280,716	-1.64%	-0.06%	0.00%
Franklin Small Cap Value VIP Class 4
	2014	6/30/14	0.30%	1.65%	9.81	9.90	74,120	729,615	-4.40%	2.72%	0.00%
Franklin Small-Mid Cap Growth VIP Class 2
	2013		1.30%	1.30%	18.34	18.34	8	153	36.36%	36.36%	0.00%
	2012		0.65%	3.05%	8.30	20.65	6,950,142	95,465,313	7.58%	10.13%	0.00%
	2011		0.65%	3.00%	7.59	18.98	7,932,229	99,563,324	-7.46%	-5.45%	0.00%
	2010		0.65%	2.80%	8.09	20.31	8,661,182	115,470,893	24.10%	26.80%	0.00%
Franklin Small-Mid Cap Growth VIP Class 4
	2014	6/27/14	1.10%	1.65%	10.68	10.72	59,006	631,684	1.72%	11.79%	0.00%
Goldman Sachs VIT Large Cap Value Service Class
	2014		0.65%	2.60%	15.74	21.56	8,521,063	170,988,409	9.72%	11.88%	1.08%
	2013		0.65%	2.60%	14.33	19.27	9,859,446	177,640,451	29.52%	32.07%	0.93%
	2012		0.65%	2.60%	11.06	14.59	11,719,759	160,364,887	15.77%	18.05%	1.11%
	2011		0.65%	2.60%	10.01	12.36	13,467,908	156,722,125	-9.51%	-7.87%	1.32%
	2010		0.65%	2.45%	12.91	13.41	7,082,817	94,298,079	8.21%	10.17%	1.10%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Goldman Sachs VIT Money Market Institutional Class
	2014	8/13/14	0.40%	0.40%	$9.98	$9.98	33,096	$330,156	-0.15%	-0.15%	0.01%
Goldman Sachs VIT Money Market Service Class
	2014	6/27/14	0.30%	1.65%	9.90	9.98	696,493	6,913,327	-0.62%	-0.15%	0.00%
Goldman Sachs VIT Multi-Strategy Alternatives Advisor Class
	2014	7/17/14	0.30%	1.65%	9.72	9.81	78,046	761,056	-3.44%	-0.96%	2.70%
Goldman Sachs VIT Multi-Strategy Alternatives Institutional Class
	2014	7/25/14	0.40%	0.40%	9.83	9.83	2,951	29,011	-2.79%	-2.79%	1.62%
Goldman Sachs VIT Strategic Income Advisor Class
	2014	6/30/14	1.10%	1.65%	9.79	9.82	73,914	725,079	-2.50%	-1.46%	3.93%
Guggenheim Long Short Equity
	2014	7/8/14	0.40%	1.50%	10.48	10.56	32,127	337,506	3.47%	7.33%	0.00%
Guggenheim Multi-Hedge Strategies
	2014	7/17/14	0.40%	1.50%	10.34	10.42	48,619	504,099	3.03%	3.22%	0.00%
Hartford Capital Appreciation HLS Class IA
	2014	7/24/14	0.40%	0.40%	10.51	10.51	4,695	49,359	0.91%	0.91%	1.01%
Hartford Capital Appreciation HLS Class IC
	2014	7/7/14	1.10%	1.65%	10.40	10.43	151,210	1,575,774	0.55%	9.77%	1.81%
Huntington VA Balanced
	2014		0.00%	0.00%	—	—	—	—	0.00%	0.00%	3.01%
	2013		1.10%	2.75%	11.50	11.98	255,104	3,020,057	12.13%	13.88%	2.00%
	2012		1.10%	2.65%	10.25	10.51	261,079	2,726,151	6.64%	8.25%	1.74%
	2011	6/13/11	1.15%	2.65%	9.62	9.71	96,988	939,589	-2.89%	5.80%	1.55%
Huntington VA Dividend Capture
	2014		1.10%	2.20%	13.47	14.02	100,138	1,389,923	7.76%	8.95%	5.21%
	2013		1.10%	2.20%	12.50	12.87	104,189	1,331,206	17.35%	18.65%	3.04%
	2012		1.10%	2.20%	10.65	10.84	105,834	1,143,254	9.04%	10.19%	4.76%
	2011	6/29/11	1.15%	2.20%	9.77	9.83	32,379	317,940	-0.64%	9.19%	6.87%
Invesco V.I. American Franchise Series I
	2014		1.40%	1.80%	6.04	10.09	277,239	2,631,394	6.51%	6.93%	0.04%
	2013		1.40%	1.80%	5.68	9.44	318,698	2,811,844	37.64%	38.19%	0.43%
	2012	4/27/12	1.40%	2.15%	4.12	12.71	388,788	2,448,434	-3.92%	-3.42%	0.00%
Invesco V.I. American Franchise Series II
	2014		1.30%	2.15%	13.35	18.17	82,287	1,160,140	5.87%	6.77%	0.00%
	2013		1.30%	2.15%	12.58	17.02	101,689	1,350,336	36.83%	37.99%	0.25%
	2012	4/27/12	1.30%	2.15%	9.18	12.37	119,108	1,160,818	-4.09%	-3.54%	0.00%
Invesco V.I. Balanced-Risk Allocation Series I
	2014	10/6/14	0.40%	0.80%	10.21	10.24	15,983	163,613	1.17%	1.64%	0.00%
Invesco V.I. Balanced-Risk Allocation Series II
	2014	7/17/14	0.30%	1.65%	10.14	10.23	138,690	1,409,936	-1.41%	0.72%	0.00%
Invesco V.I. Capital Appreciation Series I
	2011		1.40%	2.15%	3.73	11.54	430,501	2,450,534	-9.87%	-9.19%	0.15%
	2010		1.40%	2.35%	4.12	12.80	507,972	3,167,577	12.80%	13.88%	0.73%
Invesco V.I. Capital Appreciation Series II
	2011		1.30%	2.15%	8.34	11.26	137,771	1,219,587	-10.07%	-9.30%	0.00%
	2010		1.30%	2.35%	9.25	12.53	169,708	1,684,412	12.53%	13.72%	0.52%
Invesco V.I. Comstock Series II
	2014	6/27/14	0.30%	1.50%	10.50	10.58	106,746	1,123,603	0.33%	2.02%	1.00%
Invesco V.I. Core Equity Series I
	2014		1.40%	2.35%	10.93	21.78	561,170	8,378,083	5.63%	6.64%	0.84%
	2013		1.40%	2.35%	10.29	20.58	649,963	9,093,922	26.25%	27.45%	1.36%
	2012		1.40%	2.35%	8.11	16.27	760,319	8,273,284	11.24%	12.30%	0.95%
	2011		1.40%	2.35%	7.25	14.60	923,568	8,890,121	-2.39%	-1.45%	0.93%
	2010		1.40%	2.35%	7.39	14.92	1,084,566	10,646,779	7.01%	8.03%	0.95%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Invesco V.I. Core Equity Series II
	2014		1.30%	2.55%	$16.12	$21.93	132,515	$2,328,434	5.13%	6.45%	0.67%
	2013		1.30%	2.55%	15.24	20.71	151,110	2,492,738	25.69%	27.27%	1.20%
	2012		1.30%	2.55%	12.05	16.36	177,661	2,319,966	10.75%	12.15%	0.78%
	2011		1.30%	2.55%	10.82	14.67	246,051	2,952,470	-2.81%	-1.58%	0.74%
	2010		1.30%	2.55%	11.06	14.99	308,954	3,809,067	6.50%	7.84%	0.79%
Invesco V.I. Diversified Dividend Series I
	2014	9/25/14	0.40%	0.40%	10.63	10.63	1,891	20,112	6.02%	6.02%	0.00%
Invesco V.I. Diversified Dividend Series II
	2014	7/10/14	0.30%	1.65%	10.53	10.62	66,573	703,253	0.40%	9.67%	1.58%
Invesco V.I. Equally-Weighted S&P 500 Series II
	2014	7/9/14	0.30%	1.65%	10.80	10.90	136,960	1,483,592	4.07%	11.61%	0.81%
Invesco V.I. Equity and Income Series II
	2014	7/8/14	1.10%	1.65%	10.47	10.51	123,483	1,296,474	0.74%	2.15%	1.09%
Invesco V.I. International Growth Series I
	2014		0.40%	2.15%	13.09	26.44	143,078	2,385,899	-1.80%	-1.06%	1.50%
	2013		1.40%	2.15%	13.29	26.92	156,767	2,842,158	16.48%	17.36%	1.20%
	2012		1.40%	2.15%	11.37	23.11	180,597	2,817,427	13.08%	13.93%	1.44%
	2011		1.40%	2.15%	10.02	20.44	204,907	2,801,448	-8.73%	-8.04%	1.58%
	2010		1.40%	2.35%	10.94	22.39	263,208	3,840,873	10.24%	11.29%	2.20%
Invesco V.I. International Growth Series II
	2014		0.30%	2.95%	21.82	26.40	596,520	11,617,442	-2.52%	-1.25%	2.05%
	2013		1.35%	2.65%	22.23	26.73	96,272	2,294,969	15.61%	17.13%	1.02%
	2012		1.35%	2.65%	19.09	22.83	101,919	2,084,367	12.24%	13.71%	1.19%
	2011		1.30%	2.65%	16.89	20.16	142,128	2,577,326	-9.43%	-8.19%	1.21%
	2010		1.30%	2.65%	18.52	21.96	172,385	3,412,347	9.74%	11.15%	1.80%
Ivy Funds VIP Asset Strategy Class A
	2014	7/8/14	0.30%	1.65%	9.71	9.80	423,661	4,127,237	-5.27%	-3.27%	0.00%
Ivy Funds VIP Energy Class A
	2014	7/9/14	0.30%	1.65%	8.08	8.15	108,849	882,727	-25.22%	-10.48%	0.00%
Ivy Funds VIP High Income Class A
	2014	6/30/14	1.10%	1.65%	9.71	9.75	239,799	2,334,101	-3.71%	-2.63%	0.00%
Ivy Funds VIP Micro Cap Growth Class A
	2014	7/8/14	0.30%	1.65%	10.58	10.67	37,742	400,406	1.78%	8.97%	0.00%
Ivy Funds VIP Mid Cap Growth Class A
	2014	7/8/14	0.60%	1.50%	10.63	10.68	63,050	672,504	1.50%	5.85%	0.00%
Ivy Funds VIP Science and Technology Class A
	2014	7/7/14	0.30%	1.65%	10.46	10.55	172,676	1,810,902	-2.84%	9.91%	0.00%
Janus Aspen Balanced Service Class
	2014		1.30%	2.70%	16.63	22.76	776,151	16,990,797	5.41%	6.84%	1.51%
	2013		1.30%	2.65%	15.73	21.32	899,833	18,533,143	16.67%	18.26%	1.33%
	2012		1.30%	2.65%	13.44	18.05	1,004,049	17,573,781	10.41%	11.91%	2.45%
	2011		1.30%	2.65%	12.52	16.14	1,260,860	19,911,213	-1.30%	0.04%	2.12%
	2010		1.30%	2.65%	12.67	16.15	1,509,432	23,906,019	5.29%	6.72%	2.48%
Janus Aspen Enterprise Service Class
	2014		1.30%	2.65%	20.14	34.81	191,245	5,735,064	9.31%	10.79%	0.03%
	2013		1.30%	2.65%	18.40	31.42	214,172	5,821,920	28.59%	30.33%	0.36%
	2012		1.30%	2.65%	14.28	24.21	275,692	5,788,938	13.93%	15.48%	0.00%
	2011		1.30%	2.65%	12.52	21.14	355,119	6,511,254	-4.23%	-2.92%	0.00%
	2010		1.30%	2.65%	13.05	22.15	433,483	8,185,966	22.24%	23.90%	0.00%
Janus Aspen Global Research Service Class
	2014		1.30%	2.20%	14.47	18.74	62,180	960,519	4.85%	5.86%	0.95%
	2013		1.30%	2.20%	13.77	17.70	77,993	1,145,170	25.29%	26.40%	1.05%
	2012		1.30%	2.20%	10.96	14.01	86,498	1,007,347	17.25%	18.48%	0.77%
	2011		1.30%	2.20%	9.32	11.82	105,908	1,045,639	-15.86%	-15.08%	0.43%
	2010		1.30%	2.20%	11.05	13.92	161,259	1,893,080	13.01%	14.03%	0.48%
JPMIT Intrepid Mid Cap Class 1
	2014	7/24/14	0.40%	0.40%	11.12	11.12	4,661	51,852	6.21%	6.21%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
JPMIT Intrepid Mid Cap Class 2
	2014	6/30/14	0.30%	1.50%	$11.03	$11.11	143,019	$1,581,231	5.93%	12.45%	0.00%
LVIP American Balanced Allocation Standard Class
	2014		0.40%	1.70%	12.25	12.72	718,032	9,024,440	3.96%	5.06%	2.37%
	2013		0.65%	1.70%	12.03	12.03	695,070	8,409,493	13.95%	13.95%	2.66%
	2012	6/4/12	0.90%	0.90%	10.56	10.56	10,301	108,777	9.31%	9.31%	2.96%
LVIP American Balanced Allocation Service Class
	2014	7/21/14	1.10%	1.65%	10.14	10.18	257,979	2,624,183	-0.71%	1.70%	5.19%
LVIP American Century VP Mid Cap Value RPM Service Class
	2014	1/7/14	0.60%	3.20%	11.02	11.31	7,508,948	84,015,445	1.36%	13.56%	0.70%
LVIP American Global Growth Service Class II
	2014		0.60%	3.20%	13.16	17.62	5,379,314	90,301,665	-1.34%	1.26%	0.99%
	2013		0.60%	3.20%	13.34	17.37	4,463,816	74,678,162	24.64%	27.86%	0.94%
	2012		0.65%	3.20%	10.72	13.59	3,950,993	52,186,669	18.33%	21.31%	1.04%
	2011		0.65%	3.15%	10.88	11.20	3,000,311	33,023,222	-11.55%	-9.85%	0.09%
	2010	9/30/10	0.65%	2.55%	12.30	12.42	215,895	2,669,105	-0.11%	8.17%	0.00%
LVIP American Global Small Capitalization Service Class II
	2014		0.65%	3.15%	11.20	15.38	4,607,468	67,612,887	-1.46%	1.03%	0.00%
	2013		0.65%	3.15%	11.37	15.22	4,496,644	65,952,218	23.83%	26.96%	0.24%
	2012		0.65%	3.15%	9.18	11.99	4,370,857	50,971,346	14.11%	16.99%	1.05%
	2011		0.65%	3.15%	9.92	10.17	3,402,354	34,253,853	-21.71%	-20.40%	0.75%
	2010	11/15/10	1.15%	2.80%	12.67	12.78	272,886	3,475,601	0.64%	5.16%	0.00%
LVIP American Growth Allocation Standard Class
	2014		0.60%	1.70%	12.50	13.01	56,849	732,076	3.84%	4.99%	2.44%
	2013		0.60%	1.70%	12.37	12.37	52,998	651,795	17.18%	17.18%	2.84%
	2012	3/5/12	0.65%	0.65%	10.56	10.56	29,710	313,703	5.40%	5.40%	2.88%
LVIP American Growth Allocation Service Class
	2014	7/8/14	1.10%	1.50%	10.16	10.18	310,305	3,156,759	-0.69%	-0.13%	5.62%
LVIP American Growth Service Class II
	2014		0.60%	3.20%	14.53	19.22	16,598,196	303,438,686	4.73%	7.48%	0.99%
	2013		0.60%	3.20%	13.87	17.85	15,625,430	268,413,384	25.57%	28.81%	0.61%
	2012		0.65%	3.20%	11.06	13.86	15,111,468	203,561,029	13.81%	16.69%	0.22%
	2011		0.65%	3.15%	11.11	11.79	11,423,039	133,305,045	-7.40%	-5.77%	0.06%
	2010	11/15/10	1.15%	2.90%	12.00	12.51	1,002,804	12,501,693	-5.95%	7.68%	0.00%
LVIP American Growth-Income Service Class II
	2014		0.60%	3.20%	15.41	20.03	13,133,949	250,402,210	6.79%	9.60%	1.11%
	2013		0.60%	3.20%	14.43	18.24	12,555,756	220,496,857	28.84%	32.16%	1.07%
	2012		0.65%	3.20%	11.21	13.80	12,052,379	161,718,798	13.42%	16.29%	1.22%
	2011		0.65%	3.15%	11.00	11.78	8,600,561	100,295,861	-5.03%	-3.35%	0.11%
	2010	11/15/10	1.15%	2.90%	11.58	12.19	716,818	8,707,074	0.81%	6.27%	0.00%
LVIP American Income Allocation Standard Class
	2014		0.65%	0.65%	12.23	12.23	522	6,381	5.52%	5.52%	10.93%
	2013	7/2/13	0.65%	0.65%	11.59	11.59	116	1,344	5.92%	5.92%	2.37%
LVIP American International Service Class II
	2014		0.60%	3.20%	10.49	14.19	10,256,151	138,656,243	-6.06%	-3.63%	0.88%
	2013		0.65%	3.20%	11.17	14.72	9,651,334	136,697,384	17.34%	20.37%	1.03%
	2012		0.65%	3.20%	9.53	12.23	9,463,522	112,475,522	13.81%	16.69%	2.58%
	2011		0.65%	3.15%	10.15	10.48	6,987,342	71,931,847	-16.69%	-14.88%	0.10%
	2010	9/30/10	0.65%	2.80%	12.18	12.31	491,701	6,021,912	0.05%	6.50%	0.00%
LVIP American Preservation Standard Class
	2014		0.60%	1.90%	9.71	10.01	12,906	127,957	0.22%	1.53%	0.84%
	2013	1/25/13	0.60%	1.90%	9.69	9.86	21,962	214,542	-1.48%	0.07%	3.73%
LVIP American Preservation Service Class
	2014	8/25/14	1.10%	1.65%	9.69	9.82	15,494	151,898	-0.59%	-0.13%	1.21%
LVIP AQR Enhanced Global Strategies Standard Class
	2014	7/25/14	0.40%	0.40%	10.38	10.38	1,429	14,825	0.34%	0.34%	1.85%
LVIP AQR Enhanced Global Strategies Service Class
	2014	7/17/14	0.30%	1.50%	10.29	10.37	125,959	1,298,239	0.94%	3.25%	4.27%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Baron Growth Opportunities Standard Class
	2014	9/22/14	0.40%	0.80%	$10.73	$10.76	48,824	$524,975	5.18%	5.52%	0.75%
LVIP Baron Growth Opportunities Service Class
	2014		0.30%	3.20%	16.68	24.24	9,552,708	175,923,220	1.55%	4.18%	0.18%
	2013		0.65%	3.20%	16.36	23.81	10,317,699	184,552,492	35.66%	39.16%	0.45%
	2012		0.65%	3.20%	11.99	17.51	9,373,136	121,750,939	14.58%	17.48%	1.21%
	2011		0.65%	3.15%	10.49	12.18	8,903,616	99,455,460	1.15%	3.35%	0.00%
	2010		0.65%	2.80%	10.37	11.84	8,058,862	87,917,150	22.90%	25.57%	0.00%
LVIP BlackRock Emerging Markets RPM Standard Class
	2014		0.60%	1.90%	9.25	9.54	13,176	123,192	-6.68%	-5.46%	1.66%
	2013	4/18/13	0.60%	1.90%	9.91	10.09	6,337	63,377	-2.57%	4.75%	1.93%
LVIP BlackRock Emerging Markets RPM Service Class
	2014		0.30%	3.20%	8.92	9.48	18,013,586	166,516,334	-8.12%	-5.70%	1.22%
	2013		0.60%	3.20%	9.71	10.05	9,192,141	91,068,793	-11.02%	-8.72%	1.02%
	2012	9/28/12	0.65%	3.20%	10.91	11.01	666,865	7,314,827	1.90%	8.84%	1.87%
LVIP BlackRock Equity Dividend RPM Standard Class
	2014		0.60%	0.65%	19.81	19.88	17,740	351,615	2.82%	2.87%	2.46%
	2013	10/30/13	0.60%	0.65%	19.27	19.32	5,234	100,976	2.22%	4.63%	2.77%
LVIP BlackRock Equity Dividend RPM Service Class
	2014		0.60%	3.20%	10.92	17.19	35,940,252	459,214,185	-0.02%	2.61%	1.41%
	2013		0.60%	3.20%	10.88	17.16	24,406,648	307,536,644	14.26%	17.16%	2.10%
	2012		0.65%	3.15%	9.94	14.98	6,108,551	65,997,067	13.07%	15.93%	0.57%
	2011		0.65%	3.15%	8.77	9.73	3,350,081	31,584,371	-5.50%	-3.44%	0.78%
	2010		0.65%	2.80%	9.11	10.14	2,793,737	27,532,649	14.39%	16.88%	0.77%
LVIP BlackRock Global Allocation V.I. RPM Standard Class
	2014		0.60%	1.70%	10.23	10.41	28,334	292,902	-1.89%	-0.81%	0.99%
	2013	9/17/13	0.60%	1.70%	10.42	10.50	26,759	279,805	1.48%	4.71%	0.00%
LVIP BlackRock Global Allocation V.I. RPM Service Class
	2014		0.65%	3.20%	9.92	10.35	74,198,915	753,659,786	-3.69%	-1.20%	0.90%
	2013	5/20/13	0.65%	3.20%	10.30	10.47	29,999,735	311,901,805	1.26%	9.06%	0.00%
LVIP BlackRock Inflation Protected Bond Standard Class
	2014		0.60%	1.90%	10.66	11.21	45,430	500,779	1.33%	2.45%	1.58%
	2013		0.60%	1.70%	10.52	10.94	42,520	457,685	-9.92%	-8.92%	0.43%
	2012	3/1/12	0.60%	1.90%	11.34	12.01	28,208	334,580	0.82%	5.06%	0.00%
LVIP BlackRock Inflation Protected Bond Service Class
	2014		0.59%	3.14%	9.68	11.07	74,918,783	789,620,892	-0.36%	2.21%	0.95%
	2013		0.59%	3.14%	9.62	10.83	72,358,284	753,786,479	-11.45%	-8.33%	0.33%
	2012		0.65%	3.20%	10.62	11.92	32,045,992	370,932,011	2.90%	5.56%	0.00%
	2011		0.65%	3.20%	10.74	11.27	20,637,422	228,952,130	8.74%	11.04%	3.13%
	2010	11/15/10	0.75%	2.85%	9.87	10.15	1,401,242	14,135,797	-2.27%	1.40%	0.59%
LVIP BlackRock Multi-Asset Income Standard Class
	2014	10/22/14	0.40%	0.40%	9.89	9.89	21,018	207,896	-0.07%	-0.07%	38.76%
LVIP BlackRock Multi-Asset Income Service Class
	2014	7/17/14	1.10%	1.65%	9.80	9.83	97,900	961,740	-2.80%	-1.52%	6.05%
LVIP Capital Growth Service Class
	2014		0.65%	3.15%	13.20	20.28	20,181,591	316,319,544	7.65%	10.37%	0.00%
	2013		0.65%	3.15%	12.22	18.80	22,655,444	323,041,540	31.66%	34.79%	0.00%
	2012		0.65%	3.00%	9.26	14.27	25,591,881	271,319,390	15.26%	18.00%	0.00%
	2011		0.65%	3.00%	8.02	10.50	22,126,342	198,333,052	-11.75%	-9.83%	0.00%
	2010		0.65%	2.80%	9.09	9.82	14,883,910	144,635,021	15.39%	17.90%	0.00%
LVIP Clarion Global Real Estate Standard Class
	2014	9/22/14	0.40%	0.40%	10.48	10.48	27,800	291,225	5.78%	5.78%	2.84%
LVIP Clarion Global Real Estate Service Class
	2014		0.60%	3.20%	8.29	18.63	11,604,961	105,950,000	10.02%	12.92%	2.23%
	2013		0.60%	3.20%	7.51	16.89	12,385,268	101,071,326	-0.21%	2.37%	0.00%
	2012		0.65%	3.20%	7.50	16.89	11,904,617	95,736,001	20.48%	23.59%	0.00%
	2011		0.65%	3.20%	6.20	10.58	12,157,357	79,776,963	-11.47%	-9.49%	0.00%
	2010		0.65%	2.85%	7.01	7.59	9,934,577	72,646,063	14.36%	16.90%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP ClearBridge Variable Appreciation RPM Standard Class
	2014	12/18/14	0.65%	1.70%	$10.45	$10.56	6,259	$65,848	-0.99%	-0.09%	1.61%
LVIP ClearBridge Variable Appreciation RPM Service Class
	2014	1/8/14	0.65%	3.20%	10.26	10.53	5,878,451	61,310,738	-1.30%	9.14%	2.28%
LVIP Columbia Small-Mid Cap Growth RPM Service Class
	2014		0.60%	3.20%	9.53	16.28	23,713,219	248,098,513	-10.46%	-8.14%	0.00%
	2013		0.65%	3.20%	10.61	18.14	14,636,851	168,724,647	20.60%	23.72%	0.00%
	2012		0.65%	3.20%	8.79	15.00	4,348,921	40,704,286	2.87%	5.52%	0.00%
	2011		0.65%	3.20%	8.51	9.40	3,834,978	34,168,087	-10.38%	-8.43%	0.00%
	2010		0.65%	2.80%	9.49	10.26	2,994,921	29,442,450	23.44%	26.12%	0.00%
LVIP Delaware Bond Standard Class
	2014		0.40%	3.00%	10.43	19.82	6,086,602	106,592,128	2.84%	4.61%	1.91%
	2013		1.30%	3.00%	10.14	18.97	7,178,428	121,752,782	-5.20%	-3.57%	1.68%
	2012		1.30%	3.00%	10.70	19.69	8,572,620	152,403,393	3.46%	5.23%	1.89%
	2011		1.30%	3.00%	12.73	18.73	10,208,683	174,089,656	4.82%	6.25%	3.14%
	2010		1.30%	2.65%	12.12	17.65	12,528,320	202,938,969	5.65%	7.09%	3.28%
LVIP Delaware Bond Service Class
	2014		0.60%	3.20%	10.20	14.83	197,607,072	2,647,516,142	2.28%	4.97%	1.75%
	2013		0.60%	3.20%	9.97	14.24	189,824,697	2,446,199,219	-5.71%	-3.28%	1.53%
	2012		0.65%	3.20%	10.57	14.82	172,657,336	2,330,108,586	2.94%	5.55%	1.76%
	2011		0.65%	3.15%	10.27	14.14	146,615,142	1,917,256,346	4.19%	6.56%	3.24%
	2010		0.65%	2.90%	11.58	13.36	118,782,318	1,497,358,649	5.08%	7.42%	3.52%
LVIP Delaware Diversified Floating Rate Standard Class
	2014		0.60%	2.15%	9.66	10.41	126,128	1,279,012	-1.52%	0.01%	1.50%
	2013		0.60%	2.15%	10.01	10.41	97,323	988,536	-0.94%	0.15%	2.00%
	2012	3/26/12	0.60%	1.70%	10.10	10.40	4,316	44,255	0.43%	2.17%	2.90%
LVIP Delaware Diversified Floating Rate Service Class
	2014		0.60%	3.20%	9.15	10.29	76,869,743	751,796,586	-2.80%	-0.24%	1.15%
	2013		0.60%	3.20%	9.42	10.30	67,745,589	671,179,345	-2.66%	-0.15%	0.83%
	2012		0.65%	3.20%	9.67	10.31	19,747,210	197,971,410	0.69%	3.29%	1.39%
	2011		0.65%	3.20%	9.63	9.97	13,165,319	129,180,469	-3.29%	-1.23%	2.27%
	2010	11/15/10	0.75%	2.85%	9.96	10.09	1,228,387	12,318,833	-0.19%	0.07%	0.21%
LVIP Delaware Foundation Aggressive Allocation Standard Class
	2014		1.30%	2.65%	13.76	20.12	323,940	6,233,953	1.61%	3.00%	2.22%
	2013		1.30%	2.65%	13.52	19.54	426,362	7,980,316	17.21%	18.68%	1.37%
	2012		1.30%	2.55%	11.53	16.52	567,202	8,954,404	10.44%	11.83%	1.59%
	2011		1.30%	2.55%	10.44	14.88	731,988	10,388,706	-4.49%	-3.29%	1.99%
	2010		1.30%	2.55%	10.92	15.50	882,963	13,017,473	9.65%	11.03%	2.51%
LVIP Delaware Foundation Aggressive Allocation Service Class
	2014		0.65%	2.85%	13.37	19.44	1,085,243	18,532,982	1.15%	3.40%	1.94%
	2013		0.65%	2.85%	13.21	18.93	1,304,751	21,722,483	16.57%	19.16%	1.26%
	2012		0.65%	2.90%	11.13	16.00	1,506,881	21,274,343	9.84%	12.28%	1.44%
	2011		0.65%	2.85%	9.93	14.35	1,807,281	23,106,109	-5.02%	-2.90%	1.72%
	2010		0.65%	2.85%	10.26	14.88	2,214,985	29,667,952	9.05%	11.48%	2.34%
LVIP Delaware Growth and Income Service Class
	2014		0.65%	2.95%	14.68	20.46	2,602,579	42,493,002	9.50%	12.04%	1.55%
	2013		0.65%	2.95%	13.39	18.68	3,082,752	45,481,537	28.94%	31.94%	1.45%
	2012		0.65%	2.95%	10.38	14.49	3,189,434	36,050,101	11.58%	14.17%	0.72%
	2011		0.65%	2.95%	9.18	10.32	3,596,976	36,014,898	-1.94%	0.09%	0.73%
	2010		0.75%	2.80%	9.26	10.36	3,514,396	35,521,339	9.44%	11.70%	0.67%
LVIP Delaware Social Awareness Standard Class
	2014		1.30%	2.80%	16.56	27.93	380,182	9,350,606	12.02%	13.71%	1.46%
	2013		1.30%	2.80%	14.73	23.88	451,153	9,794,822	31.95%	33.94%	1.19%
	2012		1.30%	2.80%	11.13	17.98	560,004	9,070,228	12.21%	13.79%	0.73%
	2011		1.30%	2.70%	9.90	15.93	682,911	9,729,522	-1.99%	-0.66%	0.69%
	2010		1.30%	2.65%	10.09	16.31	859,633	12,406,132	8.65%	10.13%	0.58%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Delaware Social Awareness Service Class
	2014		0.65%	3.00%	$15.03	$25.76	3,110,764	$64,510,306	11.40%	14.05%	1.21%
	2013		0.65%	3.00%	13.46	22.75	3,317,344	61,218,438	31.21%	34.34%	0.97%
	2012		0.65%	3.00%	10.55	17.05	3,180,903	45,098,660	11.49%	14.14%	0.40%
	2011		0.65%	3.00%	9.35	15.05	3,498,836	44,160,362	-2.48%	-0.36%	0.41%
	2010		0.65%	2.80%	9.41	15.21	3,768,826	49,233,488	8.22%	10.46%	0.26%
LVIP Delaware Special Opportunities Service Class
	2014		0.65%	3.15%	12.28	21.42	3,774,984	51,324,683	3.93%	6.56%	0.99%
	2013		0.65%	3.15%	11.79	20.57	3,943,413	50,793,495	29.19%	32.45%	0.79%
	2012		0.65%	3.15%	9.10	15.89	3,869,080	37,946,677	10.98%	13.79%	0.42%
	2011		0.65%	3.15%	8.19	9.04	4,447,468	38,587,554	-8.14%	-6.14%	0.00%
	2010		0.65%	2.80%	8.92	9.64	2,926,149	27,220,347	26.59%	29.33%	0.51%
LVIP Dimensional Non-U.S. Equity RPM Standard Class
	2014		0.40%	1.90%	9.91	10.39	264,344	2,731,923	-9.24%	-8.05%	2.51%
	2013		0.60%	1.90%	10.92	11.30	152,261	1,718,117	12.96%	14.43%	2.79%
	2012		0.60%	1.90%	9.70	9.87	84,607	834,490	16.77%	18.00%	3.53%
	2011	12/5/11	0.65%	1.70%	8.31	8.36	11,357	94,696	-3.15%	1.73%	0.00%
LVIP Dimensional Non-U.S. Equity RPM Service Class
	2014		0.60%	3.20%	9.37	11.18	17,282,606	171,228,521	-10.64%	-8.29%	2.38%
	2013		0.60%	3.20%	10.49	12.22	8,871,404	96,814,879	11.22%	14.09%	2.74%
	2012		0.65%	3.20%	9.46	9.83	2,937,775	28,397,526	14.97%	17.70%	2.59%
	2011	5/24/11	0.65%	3.00%	8.23	8.35	1,692,525	14,040,113	-18.73%	1.75%	0.17%
LVIP Dimensional U.S. Equity RPM Standard Class
	2014		0.40%	1.90%	14.03	14.70	332,493	4,813,792	2.73%	4.07%	1.26%
	2013		0.60%	1.90%	13.65	14.13	162,325	2,289,505	26.74%	28.40%	1.66%
	2012		0.60%	1.90%	10.81	10.99	82,495	906,466	15.43%	16.65%	1.67%
	2011	12/5/11	0.65%	1.70%	9.36	9.42	8,907	83,740	-0.06%	0.74%	0.00%
LVIP Dimensional U.S. Equity RPM Service Class
	2014		0.30%	3.20%	13.26	16.11	21,410,663	300,277,840	1.15%	3.81%	0.90%
	2013		0.60%	3.20%	13.18	15.56	12,170,990	166,034,802	25.05%	28.02%	1.22%
	2012		0.65%	3.00%	10.54	10.95	4,541,689	48,901,415	13.66%	16.36%	1.01%
	2011	5/24/11	0.65%	3.00%	9.27	9.41	2,594,767	24,262,709	-8.42%	11.63%	0.00%
LVIP Dimensional/Vanguard Total Bond Standard Class
	2014		0.40%	1.90%	10.31	10.81	459,743	4,935,666	2.67%	4.01%	2.15%
	2013		0.60%	1.90%	10.04	10.39	221,441	2,289,428	-4.59%	-3.34%	2.10%
	2012		0.60%	1.90%	10.56	10.74	93,099	999,276	1.98%	3.06%	2.58%
	2011	12/5/11	0.65%	1.70%	10.35	10.42	8,895	92,396	0.20%	0.56%	0.00%
LVIP Dimensional/Vanguard Total Bond Service Class
	2014		0.60%	3.20%	9.75	10.71	32,833,097	338,067,481	1.11%	3.77%	1.65%
	2013		0.60%	3.20%	9.64	10.31	21,685,649	217,354,625	-6.06%	-3.63%	1.40%
	2012		0.65%	3.20%	10.26	10.70	12,172,914	127,902,501	0.22%	2.81%	1.73%
	2011	5/23/11	0.65%	3.20%	10.12	10.41	4,856,542	50,192,610	-0.13%	3.71%	0.26%
LVIP Franklin Mutual Shares RPM Standard Class
	2014	9/22/14	0.65%	0.65%	10.40	10.40	1,900	19,769	-2.92%	-2.92%	1.56%
LVIP Franklin Mutual Shares RPM Service Class
	2014	1/9/14	0.60%	3.20%	10.10	10.37	8,583,610	87,998,782	-4.39%	8.31%	2.44%
LVIP Franklin Templeton Multi-Asset Opportunities Service Class
	2014	8/11/14	1.10%	1.65%	9.95	9.98	59,280	591,623	-1.44%	0.36%	3.93%
LVIP Global Income Service Class
	2014		0.60%	3.20%	9.39	12.14	51,337,307	586,449,226	-1.52%	1.08%	0.37%
	2013		0.60%	3.20%	9.54	12.05	44,409,424	507,160,913	-6.12%	-3.66%	0.26%
	2012		0.60%	3.20%	10.08	12.50	40,326,405	482,894,133	4.04%	6.78%	1.75%
	2011		0.60%	3.20%	10.75	11.71	34,679,354	393,735,508	-2.01%	0.23%	4.55%
	2010		0.60%	2.85%	11.26	11.67	20,536,946	235,905,015	6.34%	8.71%	3.35%
LVIP Goldman Sachs Income Builder Standard Class
	2014	9/25/14	0.40%	0.40%	10.02	10.02	1,998	20,030	-0.68%	-0.68%	2.54%
LVIP Goldman Sachs Income Builder Service Class
	2014	7/17/14	1.10%	1.65%	9.93	9.96	59,236	589,544	-2.73%	-1.55%	6.10%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Invesco Diversified Equity Income RPM Service Class
	2014	5/21/14	0.65%	3.00%	$10.16	$10.32	2,962,723	$30,368,858	-1.27%	5.42%	1.21%
LVIP Invesco V.I. Comstock RPM Standard Class
	2014	12/18/14	0.65%	1.70%	10.31	10.42	7,645	79,229	-0.55%	0.20%	1.38%
LVIP Invesco V.I. Comstock RPM Service Class
	2014	1/8/14	0.60%	3.00%	10.14	10.39	6,726,601	69,143,345	-2.64%	6.66%	1.51%
LVIP JPMorgan High Yield Service Class
	2014		0.60%	3.20%	11.25	13.61	11,221,017	145,022,804	-0.65%	1.97%	4.03%
	2013		0.60%	3.20%	11.32	13.32	11,062,730	141,403,669	2.95%	5.61%	4.78%
	2012		0.65%	3.20%	11.00	12.61	10,089,573	123,454,963	11.02%	13.89%	5.08%
	2011		0.65%	3.20%	10.50	10.98	6,925,613	75,331,715	-0.40%	1.36%	9.46%
	2010	11/16/10	1.15%	2.90%	10.54	10.84	300,856	3,246,962	0.07%	1.53%	1.12%
LVIP JPMorgan Mid Cap Value RPM Standard Class
	2014	3/11/14	0.60%	0.90%	22.67	23.04	3,485	80,064	2.19%	6.57%	1.70%
LVIP JPMorgan Mid Cap Value RPM Service Class
	2014		0.60%	3.20%	11.52	19.93	24,046,021	305,870,193	4.45%	7.20%	0.67%
	2013		0.60%	3.20%	11.02	19.04	15,748,040	189,103,437	19.96%	23.06%	0.42%
	2012		0.65%	3.20%	9.15	15.83	3,507,185	34,515,420	10.17%	12.73%	0.00%
	2011		0.65%	2.95%	8.30	10.87	2,717,477	23,880,418	-4.71%	-2.64%	0.00%
	2010		0.65%	2.80%	8.71	9.40	1,678,328	15,228,244	21.02%	23.64%	0.00%
LVIP Managed Risk American Balanced Allocation Standard Class
	2014		0.65%	0.90%	12.00	12.00	46,000	552,545	4.55%	4.55%	1.72%
	2013	4/29/13	0.90%	0.90%	11.48	11.48	57,213	656,928	5.56%	5.56%	1.88%
LVIP Managed Risk American Balanced Allocation Service Class
	2014	8/13/14	1.30%	2.60%	10.02	10.07	386,653	3,890,820	-1.15%	2.81%	3.84%
LVIP Managed Risk American Growth Allocation Standard Class
	2014		0.65%	1.70%	11.91	12.26	70,567	860,217	0.83%	1.90%	2.32%
	2013	4/18/13	0.65%	1.70%	11.81	12.04	39,102	466,881	1.84%	11.61%	3.49%
LVIP Managed Risk American Growth Allocation Service Class
	2014	8/18/14	1.30%	2.60%	9.88	9.93	1,928,498	19,140,578	-2.93%	2.40%	4.13%
LVIP Managed Risk Profile 2010 Service Class
	2014		0.75%	2.80%	11.08	12.95	466,189	5,629,418	1.63%	3.73%	1.55%
	2013		0.75%	2.80%	10.90	12.48	550,183	6,458,866	5.66%	7.85%	0.99%
	2012		0.75%	2.80%	10.31	11.57	669,034	7,354,722	5.28%	7.46%	1.67%
	2011		0.75%	2.80%	9.80	10.77	761,580	7,858,988	-1.80%	0.24%	0.74%
	2010		0.75%	2.80%	9.98	10.74	828,075	8,599,298	8.11%	10.35%	0.81%
LVIP Managed Risk Profile 2020 Service Class
	2014		0.75%	2.80%	10.69	12.50	1,237,075	14,457,969	1.25%	3.35%	1.53%
	2013		0.75%	2.80%	10.56	12.09	1,483,685	16,908,022	7.79%	10.02%	1.13%
	2012		0.75%	2.80%	9.80	10.99	1,525,836	15,957,108	5.12%	7.30%	1.53%
	2011		0.75%	2.80%	9.32	10.24	1,695,997	16,681,468	-2.81%	-0.80%	0.74%
	2010		0.75%	2.80%	9.59	10.33	1,816,906	18,173,482	8.67%	10.92%	0.68%
LVIP Managed Risk Profile 2030 Service Class
	2014		0.75%	2.85%	10.52	12.34	643,512	7,396,794	0.98%	3.12%	1.59%
	2013		0.75%	2.85%	10.41	11.97	866,126	9,728,805	10.27%	12.61%	1.06%
	2012		0.75%	2.85%	9.44	10.63	1,045,549	10,532,657	4.61%	6.82%	1.32%
	2011		0.75%	2.85%	9.03	9.95	1,054,400	10,026,943	-3.60%	-1.55%	0.63%
	2010		0.75%	2.85%	9.37	10.10	1,090,359	10,633,763	9.10%	11.42%	0.55%
LVIP Managed Risk Profile 2040 Service Class
	2014		1.15%	2.85%	9.96	11.34	551,697	6,008,028	0.32%	2.04%	1.99%
	2013		1.15%	2.85%	9.93	11.12	568,319	6,093,933	12.99%	14.92%	1.03%
	2012		1.15%	2.85%	8.79	9.67	594,495	5,576,367	3.86%	5.64%	1.19%
	2011		1.15%	2.85%	8.47	9.16	633,963	5,663,052	-4.47%	-2.83%	0.62%
	2010		1.15%	2.85%	8.86	9.42	681,006	6,293,112	10.20%	12.09%	0.56%
LVIP Managed Risk Profile Conservative Standard Class
	2014	8/25/14	0.65%	0.65%	16.60	16.60	2,012	33,410	-0.15%	-0.15%	1.98%
	2012	9/12/12	1.70%	1.70%	13.97	13.97	3,663	51,153	0.55%	0.55%	1.49%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Managed Risk Profile Conservative Service Class
	2014		0.60%	3.20%	$11.62	$15.72	82,528,356	$1,231,323,568	2.11%	4.75%	1.84%
	2013		0.65%	3.20%	11.38	15.09	76,136,302	1,095,714,114	6.03%	8.76%	1.86%
	2012		0.60%	3.20%	10.74	13.96	59,642,778	797,064,640	6.11%	8.79%	4.29%
	2011		0.65%	3.15%	10.62	12.91	33,493,486	417,683,901	0.47%	2.76%	1.79%
	2010		0.65%	2.90%	11.56	12.64	30,806,255	378,674,328	7.13%	9.52%	3.58%
LVIP Managed Risk Profile Growth Standard Class
	2014		0.60%	1.70%	15.97	16.98	241,037	4,067,734	1.72%	2.85%	2.19%
	2013	1/10/13	0.60%	1.70%	15.70	16.51	222,966	3,659,166	5.21%	9.34%	3.44%
	2012		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.51%
LVIP Managed Risk Profile Growth Service Class
	2014		0.30%	3.20%	11.44	14.69	608,030,501	8,257,330,275	-0.05%	2.54%	2.01%
	2013		0.65%	3.20%	11.45	14.66	458,530,041	6,143,754,716	9.70%	12.53%	2.07%
	2012		0.65%	3.20%	10.45	13.33	196,562,087	2,378,472,131	5.50%	8.17%	3.11%
	2011		0.65%	3.15%	9.94	11.84	64,143,521	733,350,041	-3.05%	-0.89%	1.76%
	2010		0.65%	2.85%	10.24	12.02	55,624,756	649,763,390	9.27%	11.70%	2.66%
LVIP Managed Risk Profile Moderate Standard Class
	2014		0.65%	1.70%	15.84	15.84	36,624	583,356	2.39%	2.39%	3.93%
	2013	11/14/13	1.70%	1.70%	15.47	15.47	3,252	50,305	1.72%	1.72%	1.69%
LVIP Managed Risk Profile Moderate Service Class
	2014		0.30%	3.20%	11.47	15.25	462,756,704	6,543,502,598	0.61%	3.26%	1.88%
	2013		0.60%	3.20%	11.40	14.87	374,792,206	5,192,083,585	8.07%	10.86%	1.88%
	2012		0.65%	3.20%	10.55	13.49	210,587,184	2,680,696,958	5.88%	8.61%	3.73%
	2011		0.65%	3.20%	11.07	12.49	97,255,844	1,171,356,272	-1.92%	0.26%	1.56%
	2010		0.65%	2.85%	11.16	12.54	88,617,281	1,078,285,914	8.54%	10.96%	2.80%
LVIP MFS International Growth Standard Class
	2014	12/26/14	0.40%	0.40%	9.34	9.34	1,030	9,625	-1.20%	-1.20%	0.00%
LVIP MFS International Growth Service Class
	2014		0.60%	3.15%	8.11	13.77	16,020,823	152,281,315	-8.09%	-5.86%	0.81%
	2013		0.60%	3.00%	8.81	14.66	15,179,658	154,127,586	9.97%	12.64%	0.58%
	2012		0.60%	3.00%	8.00	13.10	14,701,095	133,401,119	15.65%	18.40%	0.52%
	2011		0.60%	2.95%	6.91	11.04	14,718,003	113,856,658	-12.63%	-10.64%	2.85%
	2010		0.60%	2.85%	7.91	8.56	11,583,789	96,896,427	9.66%	12.09%	0.58%
LVIP MFS International Growth RPM Service Class
	2014		0.65%	3.20%	8.93	9.31	9,592,942	87,740,296	-10.27%	-7.95%	0.77%
	2013	5/20/13	0.65%	3.20%	9.95	10.11	3,467,430	34,818,787	-0.83%	7.53%	1.28%
LVIP MFS Value Standard Class
	2014	12/11/14	0.40%	0.40%	10.76	10.76	635	6,835	0.95%	0.95%	2.30%
LVIP MFS Value Service Class
	2014		0.30%	3.20%	12.38	19.49	59,468,552	879,626,819	6.76%	9.52%	2.18%
	2013		0.65%	3.20%	11.55	18.21	62,841,073	850,091,010	31.35%	34.74%	1.47%
	2012		0.65%	3.20%	8.76	13.83	66,735,671	672,516,930	12.44%	15.29%	0.98%
	2011		0.65%	3.15%	7.77	10.79	64,066,802	551,815,744	-3.15%	-1.00%	1.33%
	2010		0.65%	2.85%	8.02	8.69	48,122,826	409,771,177	8.19%	10.59%	1.24%
LVIP Mid-Cap Value Service Class
	2014		0.30%	3.20%	11.81	22.35	10,536,038	137,001,352	4.62%	7.32%	0.14%
	2013		0.65%	3.20%	11.25	21.31	5,852,727	71,933,341	29.60%	32.95%	0.23%
	2012		0.65%	3.20%	8.65	16.40	6,254,372	58,307,396	19.92%	23.01%	0.14%
	2011		0.65%	3.20%	7.18	7.95	5,810,819	44,365,619	-12.09%	-10.13%	0.00%
	2010		0.65%	2.85%	8.17	8.85	4,779,106	40,801,285	20.12%	22.79%	0.01%
LVIP Mondrian International Value Standard Class
	2014		0.40%	2.70%	11.90	23.08	718,501	15,332,417	-5.14%	-3.80%	3.77%
	2013		1.30%	2.70%	12.52	23.46	794,784	17,910,281	18.60%	20.27%	2.50%
	2012		1.30%	2.70%	10.53	19.66	798,201	15,038,849	6.70%	8.20%	2.74%
	2011		1.30%	2.70%	9.85	18.32	983,587	17,121,039	-6.72%	-5.45%	2.83%
	2010		1.30%	2.65%	10.55	19.61	1,202,225	22,423,804	-0.21%	1.14%	3.16%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Mondrian International Value Service Class
	2014		0.63%	3.18%	$9.51	$21.36	22,620,521	$301,725,103	-5.83%	-3.40%	3.72%
	2013		0.63%	3.18%	10.05	22.26	23,262,285	323,304,014	17.74%	20.78%	2.88%
	2012		0.65%	3.20%	8.50	18.56	7,898,412	108,228,121	5.90%	8.63%	2.67%
	2011		0.65%	3.20%	8.00	17.21	7,933,392	102,799,297	-7.14%	-5.07%	2.83%
	2010		0.65%	2.85%	8.52	18.25	7,872,078	111,459,611	-0.66%	1.55%	3.15%
LVIP Money Market Standard Class
	2014		0.65%	2.70%	8.55	11.09	3,254,385	32,987,039	-2.64%	-0.62%	0.03%
	2013		0.65%	2.70%	8.78	11.24	3,896,189	40,141,761	-2.64%	-0.63%	0.02%
	2012		0.65%	2.70%	9.01	11.39	4,634,580	48,429,176	-2.59%	-1.27%	0.03%
	2011		1.30%	2.65%	9.25	11.55	5,721,128	60,993,041	-2.59%	-1.26%	0.03%
	2010		1.30%	2.65%	9.50	11.71	6,137,587	66,685,675	-2.57%	-1.24%	0.05%
LVIP Money Market Service Class
	2014		0.60%	3.20%	8.49	10.22	27,288,172	261,892,224	-3.12%	-0.57%	0.03%
	2013		0.60%	3.20%	8.73	10.31	28,577,156	279,399,807	-3.13%	-0.59%	0.02%
	2012		0.60%	3.20%	8.96	10.38	32,954,585	327,023,277	-3.12%	-0.57%	0.03%
	2011		0.60%	3.20%	9.20	10.47	35,549,205	358,035,288	-2.78%	-0.58%	0.03%
	2010		0.60%	2.85%	9.44	10.60	33,514,174	342,966,801	-2.77%	-0.61%	0.04%
LVIP Multi-Manager Global Equity RPM Service Class
	2014	5/19/14	0.80%	2.95%	9.72	9.85	516,390	5,056,784	-5.26%	2.70%	3.04%
LVIP PIMCO Low Duration Bond Standard Class
	2014	9/2/14	0.40%	0.80%	9.97	9.99	8,434	84,091	-0.70%	-0.43%	0.60%
LVIP PIMCO Low Duration Bond Service Class
	2014	5/19/14	0.30%	3.20%	9.80	9.98	5,401,272	53,458,550	-1.71%	-0.29%	0.98%
LVIP SSgA Bond Index Standard Class
	2014		0.40%	1.70%	11.48	12.21	37,055	423,147	3.97%	5.12%	3.37%
	2013		0.60%	1.70%	11.04	11.58	14,497	164,424	-4.21%	-3.20%	4.11%
	2012	7/12/12	0.65%	1.70%	11.53	11.96	2,256	26,227	0.27%	0.42%	1.80%
LVIP SSgA Bond Index Service Class
	2014		0.60%	3.15%	9.87	12.68	83,120,936	981,948,234	2.21%	4.85%	1.59%
	2013		0.60%	3.15%	9.64	12.10	87,085,679	992,038,834	-5.83%	-3.44%	1.73%
	2012		0.65%	3.15%	10.24	12.53	83,692,180	997,851,378	0.39%	2.93%	2.22%
	2011		0.65%	3.15%	10.18	12.17	81,296,726	952,715,198	4.07%	6.44%	2.79%
	2010		0.65%	2.90%	10.82	11.43	85,241,062	948,775,048	2.74%	5.02%	2.10%
LVIP SSgA Conservative Index Allocation Service Class
	2014		0.65%	3.00%	11.42	12.67	5,037,227	61,012,308	1.38%	3.79%	1.59%
	2013		0.65%	3.00%	11.27	12.21	4,858,768	57,187,856	3.38%	5.84%	1.31%
	2012		0.65%	3.00%	10.90	11.53	4,957,355	55,716,735	5.60%	8.11%	2.90%
	2011		0.65%	3.00%	10.35	10.57	3,047,205	32,014,658	-0.39%	1.12%	0.23%
	2010	11/17/10	1.30%	2.80%	10.39	10.45	282,388	2,944,310	0.50%	1.74%	0.00%
LVIP SSgA Conservative Structured Allocation Standard Class
	2014	11/17/14	0.40%	0.40%	10.21	10.21	16,276	166,185	0.41%	0.41%	3.83%
LVIP SSgA Conservative Structured Allocation Service Class
	2014		0.65%	3.15%	11.07	12.67	15,729,078	189,999,017	2.01%	4.59%	2.21%
	2013		0.65%	3.15%	10.85	12.11	16,283,286	189,828,966	3.49%	6.11%	1.73%
	2012		0.65%	3.15%	10.48	11.42	17,898,932	198,661,657	4.74%	7.39%	3.92%
	2011		0.65%	3.15%	10.33	10.53	13,733,029	143,541,076	-0.19%	1.22%	0.21%
	2010	11/17/10	1.30%	2.70%	10.35	10.41	1,020,141	10,594,850	0.00%	1.55%	0.00%
LVIP SSgA Developed International 150 Standard Class
	2014		0.40%	1.90%	11.38	16.18	18,936	253,336	-0.99%	0.26%	6.42%
	2013	2/8/13	0.65%	1.90%	11.49	16.14	1,864	24,964	14.46%	15.32%	5.33%
LVIP SSgA Developed International 150 Service Class
	2014		0.30%	3.00%	9.72	14.04	13,887,185	145,571,689	-2.33%	-0.01%	2.97%
	2013		0.65%	3.00%	9.93	14.37	14,069,224	149,031,537	16.47%	19.24%	2.40%
	2012		0.65%	3.00%	8.51	12.33	15,786,539	141,627,471	10.07%	12.63%	2.40%
	2011		0.65%	2.95%	7.73	8.35	16,169,685	130,126,370	-14.82%	-12.92%	2.29%
	2010		0.65%	2.85%	9.07	9.59	14,813,167	138,293,111	3.99%	6.31%	1.23%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSgA Emerging Markets 100 Standard Class
	2014		0.40%	1.90%	$8.74	$15.95	30,189	$462,463	-5.19%	-3.95%	3.72%
	2013		0.60%	1.90%	9.22	16.60	17,442	279,682	-4.66%	-3.41%	3.07%
	2012		0.60%	1.90%	16.52	16.52	6,313	104,207	10.75%	10.75%	4.73%
	2011	12/5/11	1.70%	1.70%	14.91	14.91	944	14,087	-4.18%	-4.18%	0.00%
LVIP SSgA Emerging Markets 100 Service Class
	2014		0.65%	3.15%	8.22	13.79	14,465,410	169,702,676	-6.60%	-4.24%	2.73%
	2013		0.65%	3.15%	8.80	14.74	14,368,529	177,864,010	-6.08%	-3.70%	2.04%
	2012		0.65%	3.15%	9.37	15.66	13,590,884	176,646,426	8.90%	11.66%	2.42%
	2011		0.65%	3.15%	11.31	12.22	13,252,989	155,980,136	-17.54%	-15.70%	2.37%
	2010		0.65%	2.85%	13.71	14.50	11,936,863	168,453,712	23.87%	26.62%	1.10%
LVIP SSgA Global Tactical Allocation RPM Standard Class
	2014		0.60%	1.70%	15.44	16.42	13,756	222,653	2.22%	3.34%	3.08%
	2013		0.60%	1.70%	15.68	15.89	13,034	200,129	8.82%	9.15%	5.24%
	2012	9/4/12	0.60%	0.90%	14.41	14.56	4,351	63,094	-0.01%	4.07%	2.41%
LVIP SSgA Global Tactical Allocation RPM Service Class
	2014		0.65%	3.20%	10.37	14.21	70,165,415	885,053,206	0.44%	3.04%	2.19%
	2013		0.65%	3.20%	10.28	14.11	59,096,862	732,112,426	6.09%	8.82%	2.28%
	2012		0.65%	3.20%	9.65	13.27	31,954,603	367,052,105	7.44%	10.16%	3.41%
	2011		0.65%	3.15%	9.13	10.94	21,907,148	231,199,458	-2.80%	-0.69%	1.48%
	2010		0.65%	2.80%	9.21	11.09	5,918,960	63,997,052	5.48%	7.78%	0.84%
LVIP SSgA International Index Standard Class
	2014		0.40%	1.90%	14.38	15.29	32,119	416,234	-7.43%	-6.41%	3.97%
	2013		0.60%	1.70%	16.30	16.34	10,493	170,136	20.20%	20.26%	1.97%
	2012	5/16/12	0.60%	0.65%	13.56	13.59	2,485	33,709	18.03%	22.12%	2.50%
LVIP SSgA International Index Service Class
	2014		0.60%	3.00%	8.51	13.40	29,861,518	274,485,051	-8.86%	-6.69%	2.42%
	2013		0.65%	3.00%	9.33	14.51	30,268,833	301,347,579	17.13%	19.91%	1.51%
	2012		0.65%	3.00%	7.95	12.38	24,895,325	208,702,144	14.39%	17.05%	1.66%
	2011		0.65%	2.95%	6.94	7.50	26,518,034	191,861,496	-15.05%	-13.16%	1.15%
	2010		0.65%	2.85%	8.17	8.64	23,605,346	198,623,794	3.78%	6.09%	1.49%
LVIP SSgA International RPM Service Class
	2014	1/7/14	0.60%	3.00%	9.04	9.26	1,647,011	15,091,764	-12.34%	-4.71%	4.04%
LVIP SSgA Large Cap 100 Standard Class
	2014		0.40%	2.15%	17.50	28.02	73,723	1,636,051	14.24%	15.97%	3.30%
	2013		0.65%	2.15%	24.16	24.16	43,459	791,897	34.97%	34.97%	5.67%
	2012	12/17/12	0.65%	0.65%	17.90	17.90	210	3,764	0.29%	0.29%	0.00%
LVIP SSgA Large Cap 100 Service Class
	2014		0.30%	3.15%	16.62	24.32	17,880,867	325,179,992	12.83%	15.68%	2.22%
	2013		0.65%	3.15%	14.73	21.51	19,935,882	316,760,013	31.30%	34.62%	1.93%
	2012		0.65%	3.15%	11.22	16.35	23,390,895	279,058,585	8.48%	11.22%	1.33%
	2011		0.65%	3.15%	10.42	11.25	26,026,743	282,152,292	-0.81%	1.40%	1.37%
	2010		0.65%	2.85%	10.50	11.10	26,778,012	289,254,755	15.56%	18.13%	1.21%
LVIP SSgA Large Cap RPM Standard Class
	2014		0.65%	0.65%	11.61	11.61	122	1,417	5.82%	5.82%	1.92%
	2013	7/2/13	0.65%	0.65%	10.97	10.97	129	1,412	11.12%	11.12%	1.50%
LVIP SSgA Large Cap RPM Service Class
	2014		0.65%	3.20%	11.12	11.56	8,699,562	98,855,910	3.09%	5.54%	3.16%
	2013	5/21/13	0.65%	3.00%	10.79	10.95	2,385,134	25,947,518	2.68%	10.29%	2.63%
LVIP SSgA Moderate Index Allocation Service Class
	2014		0.60%	3.20%	11.56	13.53	14,787,994	190,721,763	0.87%	3.53%	1.85%
	2013		0.60%	3.20%	11.46	13.07	13,875,395	174,568,913	8.65%	11.51%	1.29%
	2012		0.60%	3.20%	10.56	11.68	11,876,296	135,403,254	7.97%	10.59%	2.38%
	2011		0.65%	3.15%	10.29	10.50	6,709,031	69,827,648	-3.03%	-1.62%	0.09%
	2010	11/16/10	1.15%	2.60%	10.61	10.67	386,790	4,120,405	-0.04%	2.82%	0.00%
LVIP SSgA Moderate Structured Allocation Service Class
	2014		0.60%	3.20%	11.58	13.53	64,486,754	830,390,736	1.98%	4.66%	2.42%
	2013		0.60%	3.20%	11.36	12.90	69,297,730	861,705,250	8.99%	11.80%	2.34%
	2012		0.65%	3.20%	10.43	11.54	47,682,796	535,387,963	6.85%	9.55%	3.72%
	2011		0.65%	3.15%	10.25	10.52	32,114,185	332,998,959	-2.82%	-0.71%	0.20%
	2010	11/16/10	0.75%	2.90%	10.51	10.75	2,706,824	28,557,076	0.32%	2.75%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSgA Moderately Aggressive Index Allocation Service Class
	2014		0.65%	3.20%	$11.69	$13.73	12,652,800	$166,055,729	0.48%	3.08%	1.91%
	2013		0.65%	3.20%	11.63	13.32	12,507,329	160,686,710	10.92%	13.78%	1.31%
	2012		0.65%	3.20%	10.64	11.70	11,219,554	127,959,706	9.25%	11.84%	2.25%
	2011		0.65%	3.00%	10.15	10.39	7,300,410	75,180,805	-5.47%	-3.90%	0.03%
	2010	11/18/10	1.15%	2.80%	10.74	10.81	542,212	5,847,902	-0.04%	2.21%	0.00%
LVIP SSgA Moderately Aggressive Structured Allocation Service Class
	2014		0.30%	3.20%	11.89	13.94	32,084,393	426,551,480	1.71%	4.34%	2.70%
	2013		0.65%	3.20%	11.69	13.36	31,418,682	404,618,283	11.26%	14.14%	2.21%
	2012		0.65%	3.20%	10.95	11.71	31,366,763	357,707,878	7.83%	10.39%	3.99%
	2011		0.65%	3.00%	10.30	10.59	22,719,184	237,348,906	-4.61%	-2.73%	0.18%
	2010	11/18/10	0.75%	2.70%	10.80	10.89	1,483,235	16,077,151	0.03%	3.66%	0.00%
LVIP SSgA S&P 500 Index Standard Class
	2014		0.40%	2.60%	14.85	24.25	2,174,940	36,149,470	10.52%	12.75%	1.88%
	2013		0.60%	2.60%	13.44	21.45	2,441,004	36,194,110	28.61%	31.15%	2.35%
	2012		0.65%	2.60%	10.45	11.44	141,381	1,630,111	12.68%	14.04%	0.86%
	2011		1.40%	2.60%	9.27	10.04	191,922	1,897,063	-0.76%	0.43%	0.97%
	2010		1.40%	2.60%	9.37	9.99	204,002	2,012,755	11.84%	13.13%	1.25%
LVIP SSgA S&P 500 Index Service Class
	2014		0.30%	3.20%	13.72	20.98	54,354,571	857,087,479	9.58%	12.41%	1.65%
	2013		0.65%	3.20%	12.46	19.10	59,168,258	838,667,663	27.60%	30.82%	1.44%
	2012		0.65%	3.15%	9.73	14.94	45,862,651	502,663,971	11.78%	14.61%	0.76%
	2011		0.65%	3.15%	8.67	9.97	43,622,939	421,172,307	-1.26%	0.94%	0.68%
	2010		0.65%	2.85%	8.77	9.94	43,337,481	418,910,568	11.23%	13.71%	1.14%
LVIP SSgA Small-Cap Index Standard Class
	2014		0.40%	1.90%	16.08	24.74	66,149	1,427,063	2.70%	4.05%	1.00%
	2013		0.60%	1.90%	15.66	23.77	28,036	625,775	35.31%	37.08%	1.75%
	2012		0.60%	1.90%	16.67	16.67	3,759	61,884	13.94%	13.94%	1.24%
	2011	12/5/11	1.70%	1.70%	14.63	14.63	798	11,669	-0.78%	-0.78%	0.00%
LVIP SSgA Small-Cap Index Service Class
	2014		0.30%	3.20%	12.25	21.40	20,318,198	272,886,482	1.12%	3.77%	0.58%
	2013		0.60%	3.20%	12.07	21.11	22,742,885	297,575,702	33.24%	36.67%	0.62%
	2012		0.65%	3.20%	9.03	15.80	14,853,295	143,442,614	11.97%	14.86%	0.46%
	2011		0.65%	3.20%	8.03	8.89	14,871,629	126,195,557	-7.48%	-5.42%	0.11%
	2010		0.65%	2.85%	8.68	9.40	13,551,043	122,688,382	22.34%	25.06%	0.36%
LVIP SSgA Small-Cap RPM Standard Class
	2014		0.65%	1.70%	11.01	11.01	7,373	80,913	-2.04%	-2.04%	1.29%
	2013	12/19/13	0.65%	0.65%	11.24	11.24	3,565	40,066	3.04%	3.04%	1.09%
LVIP SSgA Small-Cap RPM Service Class
	2014		0.60%	3.20%	10.52	10.96	8,275,647	89,207,699	-4.73%	-2.27%	1.30%
	2013	5/20/13	0.65%	3.20%	11.04	11.22	2,436,000	27,146,121	2.73%	11.29%	2.08%
LVIP SSgA Small-Mid Cap 200 Standard Class
	2014		0.40%	2.15%	15.23	26.52	75,395	1,469,320	2.08%	3.68%	4.59%
	2013		0.60%	2.15%	25.50	25.50	38,577	792,799	33.62%	33.62%	7.43%
	2012	7/18/12	0.65%	0.65%	19.09	19.09	1,129	21,540	7.77%	7.77%	2.82%
LVIP SSgA Small-Mid Cap 200 Service Class
	2014		0.30%	3.15%	14.46	22.94	5,695,923	110,563,563	0.82%	3.37%	3.13%
	2013		0.65%	3.15%	14.35	22.71	5,835,284	110,745,734	30.00%	33.29%	2.37%
	2012		0.65%	3.15%	11.04	17.43	6,502,550	93,579,793	10.02%	12.81%	2.26%
	2011		0.65%	3.15%	12.39	13.39	6,952,262	89,660,120	-5.20%	-3.09%	1.40%
	2010		0.65%	2.85%	13.07	13.81	7,055,885	94,875,875	23.85%	26.61%	1.81%
LVIP T. Rowe Price Growth Stock Standard Class
	2014	7/24/14	0.40%	0.40%	11.10	11.10	4,568	50,706	3.89%	3.89%	0.00%
LVIP T. Rowe Price Growth Stock Service Class
	2014		0.30%	3.00%	13.54	21.86	11,919,254	177,584,848	5.24%	7.74%	0.00%
	2013		0.65%	3.00%	12.85	20.76	13,530,291	188,596,407	34.61%	37.81%	0.00%
	2012		0.65%	3.00%	9.53	15.42	14,060,882	143,608,085	14.59%	17.25%	0.00%
	2011		0.65%	2.95%	8.31	9.20	9,783,128	86,030,329	-4.65%	-2.53%	0.00%
	2010		0.65%	2.85%	8.72	9.44	7,849,330	71,341,526	13.17%	15.68%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class
	2014		1.30%	3.00%	$16.05	$30.01	103,895	$2,726,197	8.29%	10.15%	0.22%
	2013		1.30%	3.00%	14.82	27.25	112,290	2,692,674	30.82%	33.06%	0.00%
	2012		1.30%	3.00%	13.18	20.64	126,393	2,298,791	13.09%	14.80%	0.00%
	2011		1.30%	2.80%	11.62	18.13	137,181	2,184,638	-6.38%	-5.11%	0.00%
	2010		1.30%	2.65%	12.40	19.27	169,937	2,874,844	25.02%	26.71%	0.00%
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class
	2014		0.65%	3.20%	15.75	28.99	3,954,096	93,424,091	7.80%	10.58%	0.00%
	2013		0.65%	3.20%	14.64	26.40	4,027,389	87,518,859	30.29%	33.59%	0.00%
	2012		0.65%	3.15%	11.49	19.90	4,766,371	80,236,899	12.64%	15.26%	0.00%
	2011		0.65%	2.95%	11.02	17.39	4,086,361	60,225,079	-6.81%	-4.74%	0.00%
	2010		0.65%	2.85%	11.59	18.38	3,027,569	47,561,006	24.46%	27.23%	0.00%
LVIP Templeton Growth RPM Service Class
	2014		0.60%	3.20%	9.18	15.36	58,481,505	593,312,037	-5.31%	-2.82%	1.47%
	2013		0.60%	3.20%	9.66	16.18	35,895,869	379,146,347	15.86%	18.86%	1.49%
	2012		0.65%	3.20%	8.31	13.93	17,221,882	154,522,717	17.16%	20.13%	1.77%
	2011		0.65%	3.15%	7.07	10.81	15,769,152	118,673,830	-6.11%	-3.96%	2.04%
	2010		0.65%	2.90%	7.53	8.15	13,007,007	102,455,858	3.31%	5.61%	1.78%
LVIP UBS Large Cap Growth RPM Standard Class
	2014		1.30%	2.80%	14.36	20.35	126,910	2,252,518	2.49%	3.99%	0.00%
	2013		1.30%	2.75%	13.98	19.57	142,373	2,446,788	22.22%	23.88%	0.00%
	2012		1.30%	2.65%	11.42	15.80	160,781	2,243,019	13.35%	14.89%	0.00%
	2011		1.30%	2.65%	10.06	13.82	173,576	2,112,536	-8.15%	-6.90%	0.20%
	2010		1.30%	2.65%	10.94	14.97	215,585	2,825,485	8.54%	9.91%	0.70%
LVIP UBS Large Cap Growth RPM Service Class
	2014		0.60%	3.20%	13.03	19.65	13,936,492	234,535,641	1.78%	4.46%	0.00%
	2013		0.60%	3.20%	12.80	18.96	9,802,967	160,591,468	21.24%	24.37%	0.00%
	2012		0.65%	3.20%	10.56	15.35	4,411,010	60,049,258	12.45%	15.35%	0.00%
	2011		0.65%	3.20%	9.84	13.40	4,028,664	48,611,933	-8.53%	-6.54%	0.00%
	2010		0.65%	2.80%	10.64	14.44	4,790,609	63,658,856	8.01%	10.25%	0.52%
LVIP Vanguard Domestic Equity ETF Standard Class
	2014		0.40%	1.90%	14.89	15.61	31,272	451,338	10.10%	11.54%	2.01%
	2013		0.60%	1.90%	13.53	13.99	27,270	375,037	28.07%	29.74%	1.36%
	2012	6/22/12	0.60%	1.90%	10.56	10.79	10,419	112,131	-0.96%	9.08%	1.88%
LVIP Vanguard Domestic Equity ETF Service Class
	2014		0.65%	3.20%	14.08	17.04	6,643,364	99,287,489	8.41%	11.21%	1.69%
	2013		0.65%	3.20%	12.99	15.35	5,998,517	81,252,076	26.10%	29.36%	1.12%
	2012		0.65%	3.20%	10.31	11.89	4,232,339	44,730,410	11.32%	14.13%	1.59%
	2011	5/31/11	0.65%	3.15%	9.26	10.44	1,559,907	14,571,491	-8.09%	11.02%	0.84%
LVIP Vanguard International Equity ETF Standard Class
	2014		0.40%	1.90%	10.29	10.79	36,374	384,735	-6.44%	-5.21%	2.13%
	2013		0.60%	1.90%	11.00	11.38	32,064	359,162	12.59%	14.08%	4.76%
	2012	3/26/12	0.60%	1.90%	9.77	9.97	5,807	57,783	1.29%	18.64%	7.35%
LVIP Vanguard International Equity ETF Service Class
	2014		0.65%	3.20%	9.72	11.49	5,333,936	55,028,501	-7.88%	-5.50%	2.05%
	2013		0.65%	3.20%	10.56	12.18	3,780,849	41,605,443	10.86%	13.72%	2.24%
	2012		0.65%	3.20%	9.53	10.74	2,676,477	26,145,484	15.35%	18.27%	5.00%
	2011	5/24/11	0.65%	3.15%	8.26	9.10	1,069,284	8,915,387	-18.92%	6.08%	0.00%
LVIP VIP Contrafund RPM Standard Class
	2014		0.60%	1.70%	11.56	11.76	37,183	436,118	4.39%	5.49%	4.51%
	2013	11/14/13	0.65%	1.70%	11.07	11.15	10,150	112,800	2.47%	3.36%	1.67%
LVIP VIP Contrafund RPM Service Class
	2014		0.60%	3.20%	11.21	11.70	23,523,972	270,309,819	2.48%	5.18%	3.57%
	2013	5/20/13	0.60%	3.20%	10.94	11.13	8,656,233	95,635,695	4.63%	14.23%	1.77%
LVIP VIP Mid Cap RPM Service Class
	2014	5/23/14	0.60%	3.00%	10.04	10.19	1,133,185	11,470,979	-3.04%	8.82%	2.02%
Lord Abbett Series Fund Bond Debenture Class VC
	2014	7/8/14	0.40%	1.65%	9.97	10.05	157,782	1,579,707	-1.68%	-0.05%	9.97%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Lord Abbett Series Fund Developing Growth Class VC
	2014	7/8/14	0.30%	1.65%	$10.94	$11.03	81,316	$892,992	0.88%	6.22%	0.00%
Lord Abbett Series Fund Fundamental Equity Class VC
	2014		0.65%	2.55%	14.66	23.83	767,451	16,471,424	4.44%	6.45%	0.44%
	2013		0.65%	2.55%	14.04	22.38	850,301	17,237,836	32.34%	34.88%	0.23%
	2012		0.65%	2.55%	10.61	16.60	987,863	14,919,914	7.80%	9.87%	0.54%
	2011		0.65%	2.55%	14.28	15.11	1,045,826	14,435,281	-6.80%	-5.11%	0.24%
	2010		0.65%	2.45%	15.41	15.92	630,717	9,982,968	16.44%	18.26%	0.39%
Lord Abbett Series Fund Short Duration Income Class VC
	2014	7/8/14	0.30%	1.65%	9.90	9.98	265,058	2,631,988	-1.03%	-0.55%	3.98%
MFS VIT Core Equity Service Class
	2014		1.30%	2.65%	16.11	23.66	128,539	2,602,187	8.07%	9.54%	0.53%
	2013		1.30%	2.65%	14.89	21.60	150,821	2,787,669	30.72%	32.50%	0.79%
	2012		1.30%	2.65%	11.37	16.30	153,734	2,143,823	12.92%	14.45%	0.47%
	2011		1.30%	2.65%	10.06	14.36	182,259	2,225,017	-3.86%	-2.55%	0.66%
	2010		1.30%	2.65%	10.44	14.91	214,952	2,729,647	13.81%	15.35%	0.92%
MFS VIT Growth Initial Class
	2014		1.40%	2.35%	20.44	28.70	158,635	3,260,919	6.42%	7.43%	0.10%
	2013		1.40%	2.35%	19.03	26.91	178,292	3,411,475	33.68%	34.95%	0.23%
	2012		1.40%	2.35%	14.10	20.09	194,320	2,756,529	14.66%	15.76%	0.00%
	2011		1.40%	2.35%	12.18	17.49	217,368	2,664,912	-2.64%	-1.71%	0.19%
	2010		1.40%	2.35%	12.39	17.93	252,322	3,148,241	12.66%	13.73%	0.12%
MFS VIT Growth Service Class
	2014		0.65%	3.15%	9.85	28.86	2,896,838	50,741,615	5.31%	7.98%	0.00%
	2013		0.65%	3.15%	9.23	27.05	2,388,555	39,011,618	32.26%	35.61%	0.13%
	2012		0.65%	3.15%	6.88	20.19	2,031,830	24,495,882	13.45%	16.32%	0.00%
	2011		0.65%	3.15%	5.99	17.57	1,819,693	18,605,962	-3.31%	-1.20%	0.02%
	2010		0.65%	2.80%	6.13	17.99	1,377,501	14,515,038	11.85%	14.16%	0.00%
MFS VIT Total Return Initial Class
	2014		1.40%	2.35%	17.97	21.13	434,113	9,082,276	5.97%	6.99%	1.83%
	2013		1.40%	2.35%	16.96	19.75	523,192	10,232,408	16.28%	17.39%	1.72%
	2012		1.40%	2.35%	14.53	16.82	641,850	10,712,722	8.67%	9.71%	2.73%
	2011		1.40%	2.35%	13.27	15.34	771,762	11,755,872	-0.59%	0.36%	2.54%
	2010		1.40%	2.35%	13.25	15.28	930,794	14,141,260	7.38%	8.40%	2.78%
MFS VIT Total Return Service Class
	2014	1/10/14	0.75%	1.95%	14.42	17.38	794	13,179	2.11%	7.29%	2.59%
	2012		0.65%	3.00%	10.78	15.45	21,159,447	278,375,650	7.66%	10.22%	2.49%
	2011		0.65%	3.00%	9.88	14.13	23,744,780	287,424,116	-1.27%	0.93%	2.35%
	2010		0.65%	2.85%	9.89	14.10	26,324,559	320,891,076	6.55%	8.92%	2.53%
MFS VIT Utilities Initial Class
	2014		0.40%	2.35%	31.76	47.45	297,483	10,684,081	10.11%	11.17%	2.07%
	2013		1.40%	2.35%	28.63	43.00	329,869	10,793,626	17.72%	18.84%	2.31%
	2012		1.40%	2.35%	24.14	36.46	368,766	10,154,800	10.85%	11.91%	6.65%
	2011		1.40%	2.35%	21.61	32.82	438,395	10,788,087	4.30%	5.30%	3.17%
	2010		1.40%	2.35%	20.57	31.41	528,719	12,359,268	11.17%	12.23%	3.15%
MFS VIT Utilities Service Class
	2014		0.65%	3.20%	14.69	47.76	8,596,870	233,370,004	8.92%	11.74%	1.91%
	2013		0.65%	3.20%	13.48	43.26	8,857,378	217,755,613	16.43%	19.44%	2.07%
	2012		0.65%	3.20%	11.58	36.65	9,710,700	202,449,105	9.65%	12.48%	6.46%
	2011		0.65%	3.20%	12.18	32.38	9,912,951	187,068,650	3.51%	5.82%	3.04%
	2010		0.65%	2.85%	11.62	31.03	9,659,921	176,418,368	10.32%	12.77%	3.03%
MFS VIT II International Value Initial Class
	2014	12/26/14	0.40%	0.40%	9.78	9.78	7,060	69,032	-1.37%	-1.37%	0.00%
MFS VIT II International Value Service Class
	2014	6/27/14	0.30%	1.65%	9.69	9.77	179,168	1,740,765	-4.68%	-0.41%	1.13%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Morgan Stanley UIF Capital Growth Class II
	2014		0.65%	2.30%	$19.90	$34.90	59,632	$1,743,735	3.68%	5.40%	0.00%
	2013		0.65%	2.30%	18.74	33.11	70,080	1,998,069	44.51%	46.76%	0.21%
	2012		0.65%	2.20%	12.90	22.56	80,314	1,585,107	11.96%	13.31%	0.00%
	2011		0.65%	1.85%	19.30	19.91	83,417	1,463,259	-4.63%	-3.67%	0.00%
	2010		0.65%	1.65%	20.24	20.67	61,149	1,257,711	20.61%	21.82%	0.00%
NB AMT Mid Cap Growth I Class
	2012		1.15%	2.90%	13.79	21.86	1,992,717	36,876,586	9.31%	11.13%	0.00%
	2011		1.15%	2.80%	12.41	19.70	2,549,870	42,704,716	-2.30%	-0.68%	0.00%
	2010		1.15%	2.80%	12.49	19.87	3,131,370	53,220,622	25.54%	27.62%	0.00%
NB AMT Mid Cap Intrinsic Value I Class
	2014		1.15%	2.90%	15.38	30.19	1,351,272	37,598,861	10.58%	12.54%	1.04%
	2013		1.15%	2.90%	14.70	27.02	1,643,558	40,691,909	33.14%	35.48%	1.15%
	2012		1.15%	2.90%	10.97	20.08	1,996,543	36,696,208	12.28%	14.21%	0.59%
	2011		1.15%	2.85%	9.71	17.71	2,478,404	40,147,591	-9.12%	-7.57%	0.60%
	2010		1.15%	2.85%	10.63	19.29	3,131,986	55,143,709	22.64%	24.74%	0.68%
Oppenheimer Global Fund/VA Service Class
	2014		0.65%	2.20%	13.68	24.71	396,094	8,514,677	-0.17%	1.39%	0.86%
	2013		0.65%	2.20%	13.68	24.37	413,888	8,792,629	24.35%	26.17%	1.17%
	2012		0.65%	2.10%	11.00	19.32	451,145	7,598,199	18.44%	20.17%	1.93%
	2011		0.65%	2.20%	10.60	16.08	489,083	6,783,278	-10.52%	-9.12%	0.80%
	2010		0.65%	2.20%	17.26	17.69	218,942	3,814,587	13.64%	14.95%	0.82%
Oppenheimer International Growth Fund/VA Non-Service Class
	2014	9/22/14	0.40%	0.80%	9.02	9.04	58,349	527,486	-3.86%	2.07%	0.00%
Oppenheimer International Growth Fund/VA Service Class
	2014	6/30/14	1.10%	1.65%	8.98	9.02	133,741	1,204,995	-9.94%	-5.22%	0.00%
Oppenheimer Main Street Small Cap Fund/VA Non-Service Class
	2014	6/27/14	1.10%	1.65%	11.01	11.05	78,643	868,036	6.41%	11.95%	0.00%
PIMCO VIT All Asset All Authority Advisor Class
	2014	7/10/14	1.10%	1.65%	9.25	9.28	80,259	744,225	-8.62%	-6.62%	6.83%
PIMCO VIT All Asset All Authority Institutional Class
	2014	9/15/14	0.40%	0.40%	9.33	9.33	10,366	96,766	-6.31%	-6.31%	7.83%
PIMCO VIT CommodityRealReturn Strategy Advisor Class
	2014		0.65%	2.80%	8.67	10.20	1,160,090	11,263,973	-20.83%	-19.15%	0.27%
	2013		0.65%	2.75%	10.58	12.62	1,018,149	12,296,157	-16.86%	-15.27%	1.67%
	2012		0.65%	2.80%	12.56	14.90	970,247	13,956,075	2.23%	4.44%	2.44%
	2011		0.65%	2.80%	13.48	14.26	1,029,506	14,298,970	-10.10%	-8.14%	14.26%
	2010		0.65%	2.80%	14.99	15.53	774,132	11,842,341	20.82%	23.44%	15.68%
PIMCO VIT CommodityRealReturn Strategy Institutional Class
	2014	9/12/14	0.40%	0.40%	7.41	7.41	556	4,126	-16.96%	-16.96%	0.28%
PIMCO VIT Emerging Markets Bond Advisor Class
	2014	7/8/14	1.10%	1.65%	9.53	9.56	87,196	833,472	-7.47%	-5.25%	2.55%
PIMCO VIT Unconstrained Bond Advisor Class
	2014	7/18/14	0.30%	1.65%	9.99	10.08	55,732	558,170	-0.62%	0.23%	0.62%
Putnam VT Absolute Return 500 Class IB
	2014	7/17/14	1.10%	1.50%	10.19	10.22	80,141	818,364	1.70%	2.31%	0.00%
Putnam VT Global Health Care Class IB
	2014		1.30%	2.65%	22.39	27.64	280,068	6,660,175	24.31%	25.99%	0.27%
	2013		1.30%	2.65%	17.89	21.94	214,575	4,055,822	37.97%	39.84%	1.22%
	2012		1.30%	2.65%	12.88	15.69	368,991	5,014,006	19.08%	20.69%	1.09%
	2011		1.30%	2.65%	10.74	13.00	229,560	2,578,235	-3.77%	-2.45%	0.83%
	2010		1.30%	2.65%	11.08	13.33	247,720	2,883,922	-0.21%	1.14%	1.96%
Putnam VT Growth & Income Class IB
	2014		1.30%	2.35%	14.04	21.30	96,045	1,738,887	8.16%	9.30%	1.33%
	2013		1.30%	2.35%	12.97	19.70	105,381	1,744,914	32.53%	33.93%	1.56%
	2012		1.30%	2.35%	9.77	14.86	103,687	1,285,320	16.37%	17.60%	1.78%
	2011		1.30%	2.35%	10.18	12.52	130,443	1,384,436	-6.86%	-5.87%	1.23%
	2010		1.30%	2.35%	10.89	13.41	175,377	2,005,396	11.72%	12.90%	1.61%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
SIPT VP Market Growth Strategy Class III
	2014	7/16/14	1.10%	1.25%	$10.04	$10.05	25,852	$259,802	-1.91%	-0.84%	5.61%
SIPT VP Market Plus Strategy Class III
	2014	7/2/14	0.30%	1.25%	10.12	10.18	109,455	1,107,606	-2.30%	3.98%	8.11%
Templeton Foreign VIP Class 1
	2014	9/25/14	0.40%	0.40%	8.70	8.70	2,307	20,057	-9.49%	-9.49%	0.00%
Templeton Foreign VIP Class 4
	2014	7/11/14	0.30%	1.50%	8.62	8.69	81,880	707,406	-13.21%	-4.86%	0.00%
Templeton Global Bond VIP Class 1
	2014	9/15/14	0.40%	0.40%	9.99	9.99	96,642	965,253	-1.71%	-1.71%	0.00%
Templeton Global Bond VIP Class 2
	2014		0.60%	3.15%	10.46	18.85	25,988,750	467,006,812	-1.33%	1.17%	5.08%
	2013		0.65%	3.15%	10.60	18.74	29,046,516	521,571,310	-1.52%	0.97%	4.79%
	2012		0.65%	3.15%	10.78	18.67	31,621,406	568,205,330	11.61%	14.32%	6.41%
	2011		0.65%	3.05%	14.79	16.43	36,180,320	574,633,153	-3.66%	-1.51%	5.68%
	2010		0.65%	2.85%	15.36	16.79	40,764,015	663,735,354	11.23%	13.71%	1.44%
Templeton Global Bond VIP Class 4
	2014	6/30/14	0.30%	1.65%	9.88	9.97	398,338	3,945,389	-2.52%	-1.89%	0.00%
Templeton Growth VIP Class 2
	2014		1.10%	2.90%	12.05	20.52	2,321,118	39,440,270	-5.60%	-3.88%	1.35%
	2013		1.10%	2.90%	12.56	21.51	2,795,534	49,561,031	27.15%	29.39%	2.67%
	2012		1.10%	2.85%	9.71	16.75	3,394,051	46,734,678	17.73%	19.74%	2.05%
	2011		1.10%	2.80%	8.11	14.09	4,138,216	48,108,484	-9.55%	-7.99%	1.35%
	2010		1.10%	2.80%	8.82	15.43	4,977,019	63,340,595	4.43%	6.22%	1.38%
Transparent Value Directional Allocation VI Class I
	2014	7/25/14	0.40%	0.40%	9.96	9.96	3,511	34,995	-3.23%	-3.23%	0.00%
Transparent Value Directional Allocation VI Class II
	2014	7/11/14	1.10%	1.50%	9.89	9.92	1,117,078	11,078,510	-3.44%	6.83%	0.00%
UIF Global Infrastructure Class I
	2014	7/24/14	0.40%	0.40%	10.64	10.64	4,651	49,489	-1.02%	-1.02%	0.00%
UIF Global Infrastructure Class II
	2014	6/30/14	1.10%	1.65%	10.52	10.56	152,233	1,606,202	-0.23%	1.01%	0.00%
Van Eck VIP Global Hard Assets Class S
	2014	7/10/14	0.30%	1.65%	7.50	7.57	81,965	616,806	-28.81%	-22.40%	0.00%
Van Eck VIP Global Hard Assets Initial Class
	2014	7/24/14	0.40%	0.80%	7.56	7.58	25,206	191,019	-29.20%	-24.78%	0.00%
Virtus VIT Multi-Sector Fixed Income Class A
	2014	7/2/14	1.10%	1.65%	9.69	9.72	138,168	1,341,749	-4.16%	-3.20%	6.12%
Virtus VIT Premium AlphaSector Class A
	2014	7/15/14	0.30%	1.65%	9.81	9.89	267,587	2,631,015	-4.62%	2.50%	0.00%
Virtus VIT Premium AlphaSector Class I
	2014	9/22/14	0.40%	0.40%	9.89	9.89	14,402	142,489	-3.90%	-3.90%	0.00%

(1)  Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received thereby a succeeding commencement date is disclosed.

(2)  These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(3)  As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.

(4)  These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.

(5)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2014:

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
ABVPSF Global Thematic Growth Class B	$4,342,349	$7,288,053
ABVPSF Growth and Income Class B	118,516	116,163
ABVPSF International Value Class B	12,739	7,624
ABVPSF Large Cap Growth Class B	783,879	1,715,550
ABVPSF Small/Mid Cap Value Class A	58,757	71
ABVPSF Small/Mid Cap Value Class B	34,461,312	38,065,106
Alps|Alerian Energy Infrastructure Class I	113,730	42
Alps|Alerian Energy Infrastructure Class III	2,136,050	160,898
Alps|Stadion Tactical Defensive Class I	38,526	—
Alps|Stadion Tactical Defensive Class III	766,047	18,570
American Century VP Inflation Protection Class II	210,601	212,400
American Funds Asset Allocation Class 1	533,348	35,349
American Funds Asset Allocation Class 4	5,055,022	34,277
American Funds Blue Chip Income and Growth Class 1	1,364,899	152,275
American Funds Blue Chip Income and Growth Class 4	3,092,607	130,111
American Funds Bond Class 1	1,276,451	69,241
American Funds Capital Income Builder Class 1	81,068	36,181
American Funds Capital Income Builder Class 4	3,527,260	205,224
American Funds Global Balanced Class 1	240,367	126,960
American Funds Global Bond Class 1	637,586	54,614
American Funds Global Growth Class 1	872,972	80,812
American Funds Global Growth Class 2	43,540,240	44,746,371
American Funds Global Growth Class 4	1,718,960	4,654
American Funds Global Growth and Income Class 1	524,617	153,642
American Funds Global Small Capitalization Class 1	504,020	17,960
American Funds Global Small Capitalization Class 2	17,908,478	50,299,440
American Funds Global Small Capitalization Class 4	1,110,970	2,604
American Funds Growth Class 1	3,531,202	259,430
American Funds Growth Class 2	94,898,702	265,282,357
American Funds Growth Class 4	7,333,749	86,175
American Funds Growth-Income Class 1	2,100,207	98,788
American Funds Growth-Income Class 2	134,596,016	316,769,252
American Funds Growth-Income Class 4	4,746,510	178,927
American Funds High-Income Bond Class 1	510,140	28,866
American Funds International Class 1	1,747,603	98,913
American Funds International Class 2	47,039,419	65,765,893
American Funds International Class 4	3,120,157	7,422
American Funds International Growth and Income Class 1	946,100	114,280
American Funds Managed Risk Asset Allocation Class P1	367,080	8,112
American Funds Managed Risk Asset Allocation Class P2	6,258,170	15,006
American Funds Managed Risk Blue Chip Income and Growth Class P1	88,509	1,655
American Funds Managed Risk Growth Class P1	24,411	6,128
American Funds Managed Risk Growth-Income Class P1	21,414	419

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
American Funds Managed Risk International Class P1	$14,414	$60
American Funds Mortgage Class 1	77,402	128,835
American Funds Mortgage Class 4	53,460	464
American Funds New World Class 1	1,276,021	73,118
American Funds New World Class 4	2,341,438	116,526
American Funds U.S. Government/AAA-Rated Securities Class 1	152,312	246,959
BlackRock Global Allocation V.I. Class I	635,218	17,171
BlackRock Global Allocation V.I. Class III	163,577,022	126,934,644
ClearBridge Variable Aggressive Growth Class I	165,375	108
ClearBridge Variable Aggressive Growth Class II	4,836,445	1,906
ClearBridge Variable Mid Cap Core Class I	2,682	6
ClearBridge Variable Mid Cap Core Class II	14,903,068	165,931
Delaware VIP Diversified Income Standard Class	594,834	33,070
Delaware VIP Diversified Income Service Class	265,264,827	45,825,961
Delaware VIP Emerging Markets Standard Class	3,333	4
Delaware VIP Emerging Markets Service Class	36,412,663	47,282,700
Delaware VIP High Yield Standard Class	3,037,496	3,385,979
Delaware VIP High Yield Service Class	26,045,118	50,246,780
Delaware VIP International Value Equity Standard Class	48,423	87,504
Delaware VIP Limited-Term Diversified Income Standard Class	442,217	107,560
Delaware VIP Limited-Term Diversified Income Service Class	149,235,974	89,075,173
Delaware VIP REIT Standard Class	1,525,493	983,101
Delaware VIP REIT Service Class	18,653,247	20,666,471
Delaware VIP Small Cap Value Standard Class	844,992	1,069,304
Delaware VIP Small Cap Value Service Class	44,604,695	49,572,114
Delaware VIP Smid Cap Growth Standard Class	976,923	1,436,436
Delaware VIP Smid Cap Growth Service Class	22,593,508	32,578,087
Delaware VIP U.S. Growth Service Class	38,566,643	34,881,155
Delaware VIP Value Standard Class	610,057	1,720,706
Delaware VIP Value Service Class	44,241,785	35,778,575
Deutsche Alternative Asset Allocation VIP Class A	240,124	29,880
Deutsche Alternative Asset Allocation VIP Class B	8,240,647	6,072,808
Deutsche Equity 500 Index VIP Class A	408,387	2,118,863
Deutsche Equity 500 Index VIP Class B	47,014	47,027
Deutsche Small Cap Index VIP Class A	629,344	1,459,880
Eaton Vance VT Floating-Rate Income Fund Initial Class	1,446,711	22,085
Eaton Vance VT Floating-Rate Income Fund Advisor Class	479,163	36,200
Fidelity VIP Contrafund Initial Class	128,197	231
Fidelity VIP Contrafund Service Class 2	40,264,480	152,094,267
Fidelity VIP Equity-Income Service Class 2	47,091	47,126
Fidelity VIP Growth Initial Class	688,530	1,332,838
Fidelity VIP Growth Service Class 2	52,259,090	73,711,863
Fidelity VIP Mid Cap Initial Class	579,754	838
Fidelity VIP Mid Cap Service Class 2	30,902,385	63,148,105
Fidelity VIP Overseas Service Class 2	276	277
First Trust Multi Income Allocation Class I	464,879	43,194
First Trust/Dow Jones Dividend & Income Allocation Class I	1,635,385	107,601
Franklin Founding Funds Allocation VIP Class 4	6,642,627	105,546
Franklin Income VIP Class 1	409,922	411,595
Franklin Income VIP Class 2	72,272,523	66,475,386
Franklin Income VIP Class 4	8,373,508	435,881
Franklin Mutual Shares VIP Class 2	42,189,965	83,892,243
Franklin Mutual Shares VIP Class 4	935,781	112,696
Franklin Rising Dividends VIP Class 1	21,756	—
Franklin Rising Dividends VIP Class 4	2,524,991	10,135
Franklin Small Cap Value VIP Class 1	266,840	166
Franklin Small Cap Value VIP Class 4	730,974	7,359
Franklin Small-Mid Cap Growth VIP Class 2	29,490	29,309
Franklin Small-Mid Cap Growth VIP Class 4	635,212	19,007
Goldman Sachs VIT Large Cap Value Service Class	32,998,926	27,543,695
Goldman Sachs VIT Money Market Institutional Class	608,305	278,145

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Goldman Sachs VIT Money Market Service Class	$15,870,617	$8,957,068
Goldman Sachs VIT Multi-Strategy Alternatives Advisor Class	780,070	1,983
Goldman Sachs VIT Multi-Strategy Alternatives Institutional Class	30,541	585
Goldman Sachs VIT Strategic Income Advisor Class	1,320,949	563,055
Guggenheim Long Short Equity	326,900	1,782
Guggenheim Multi-Hedge Strategies	570,079	79,177
Hartford Capital Appreciation HLS Class IA	52,370	62
Hartford Capital Appreciation HLS Class IC	1,599,612	3,387
Huntington VA Balanced	743,250	3,120,426
Huntington VA Dividend Capture	166,139	168,290
Invesco V.I. American Franchise Series I	106,888	502,353
Invesco V.I. American Franchise Series II	4,563	287,144
Invesco V.I. Balanced-Risk Allocation Series I	163,378	343
Invesco V.I. Balanced-Risk Allocation Series II	2,090,051	661,226
Invesco V.I. Comstock Series II	1,137,586	33,079
Invesco V.I. Core Equity Series I	151,193	1,456,156
Invesco V.I. Core Equity Series II	92,024	414,485
Invesco V.I. Diversified Dividend Series I	20,187	1,267
Invesco V.I. Diversified Dividend Series II	684,728	7,283
Invesco V.I. Equally-Weighted S&P 500 Series II	1,518,721	36,353
Invesco V.I. Equity and Income Series II	1,304,781	8,519
Invesco V.I. International Growth Series I	319,643	754,783
Invesco V.I. International Growth Series II	10,136,885	490,241
Ivy Funds VIP Asset Strategy Class A	4,987,623	841,644
Ivy Funds VIP Energy Class A	1,126,312	78,123
Ivy Funds VIP High Income Class A	2,505,656	128,259
Ivy Funds VIP Micro Cap Growth Class A	389,423	9,728
Ivy Funds VIP Mid Cap Growth Class A	656,651	1,715
Ivy Funds VIP Science and Technology Class A	1,682,678	43,853
Janus Aspen Balanced Service Class	1,228,073	3,435,301
Janus Aspen Enterprise Service Class	825,679	1,092,211
Janus Aspen Global Research Service Class	86,176	325,850
JPMIT Intrepid Mid Cap Class 1	49,096	62
JPMIT Intrepid Mid Cap Class 2	1,549,982	34,916
LVIP American Balanced Allocation Standard Class	1,028,642	369,760
LVIP American Balanced Allocation Service Class	2,796,158	151,306
LVIP American Century VP Mid Cap Value RPM Service Class	82,046,699	1,490,901
LVIP American Global Growth Service Class II	18,736,479	4,179,703
LVIP American Global Small Capitalization Service Class II	7,090,826	6,855,073
LVIP American Growth Allocation Standard Class	116,515	33,784
LVIP American Growth Allocation Service Class	3,234,802	3,942
LVIP American Growth Service Class II	31,564,884	16,305,001
LVIP American Growth-Income Service Class II	26,018,702	16,607,789
LVIP American Income Allocation Standard Class	5,245	47
LVIP American International Service Class II	15,649,609	8,511,966
LVIP American Preservation Standard Class	28,484	117,850
LVIP American Preservation Service Class	318,040	165,140
LVIP AQR Enhanced Global Strategies Standard Class	29,041	15,009
LVIP AQR Enhanced Global Strategies Service Class	1,346,930	45,191
LVIP Baron Growth Opportunities Standard Class	505,575	789
LVIP Baron Growth Opportunities Service Class	13,638,439	28,950,786
LVIP BlackRock Emerging Markets RPM Standard Class	81,399	11,269
LVIP BlackRock Emerging Markets RPM Service Class	89,826,839	3,790,510
LVIP BlackRock Equity Dividend RPM Standard Class	256,211	6,922
LVIP BlackRock Equity Dividend RPM Service Class	153,787,396	9,858,055
LVIP BlackRock Global Allocation V.I. RPM Standard Class	242,469	224,877
LVIP BlackRock Global Allocation V.I. RPM Service Class	469,249,930	7,923,939
LVIP BlackRock Inflation Protected Bond Standard Class	150,298	112,199
LVIP BlackRock Inflation Protected Bond Service Class	74,410,554	51,242,682
LVIP BlackRock Multi-Asset Income Standard Class	141,807	6
LVIP BlackRock Multi-Asset Income Service Class	1,251,666	257,901

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP Capital Growth Service Class	$7,333,992	$47,623,135
LVIP Clarion Global Real Estate Standard Class	286,696	150
LVIP Clarion Global Real Estate Service Class	9,067,231	15,132,673
LVIP ClearBridge Variable Appreciation RPM Standard Class	67,300	133
LVIP ClearBridge Variable Appreciation RPM Service Class	59,830,841	209,353
LVIP Columbia Small-Mid Cap Growth RPM Service Class	115,198,799	19,456,464
LVIP Delaware Bond Standard Class	3,802,246	23,033,913
LVIP Delaware Bond Service Class	208,657,413	87,944,688
LVIP Delaware Diversified Floating Rate Standard Class	401,827	99,257
LVIP Delaware Diversified Floating Rate Service Class	179,989,733	90,841,276
LVIP Delaware Foundation Aggressive Allocation Standard Class	277,547	2,174,925
LVIP Delaware Foundation Aggressive Allocation Service Class	3,860,272	7,508,161
LVIP Delaware Growth and Income Service Class	4,629,367	9,815,410
LVIP Delaware Social Awareness Standard Class	916,854	2,068,051
LVIP Delaware Social Awareness Service Class	9,520,174	10,802,348
LVIP Delaware Special Opportunities Service Class	8,498,270	8,768,896
LVIP Dimensional Non-U.S. Equity RPM Standard Class	1,340,504	52,545
LVIP Dimensional Non-U.S. Equity RPM Service Class	98,257,060	6,121,070
LVIP Dimensional U.S. Equity RPM Standard Class	2,526,046	152,692
LVIP Dimensional U.S. Equity RPM Service Class	136,439,380	10,164,586
LVIP Dimensional/Vanguard Total Bond Standard Class	2,869,670	284,517
LVIP Dimensional/Vanguard Total Bond Service Class	118,505,632	3,879,123
LVIP Franklin Mutual Shares RPM Standard Class	20,490	20
LVIP Franklin Mutual Shares RPM Service Class	95,279,154	6,261,482
LVIP Franklin Templeton Multi-Asset Opportunities Service Class	600,138	2,392
LVIP Global Income Service Class	83,638,419	9,747,152
LVIP Goldman Sachs Income Builder Standard Class	20,698	40
LVIP Goldman Sachs Income Builder Service Class	669,917	65,806
LVIP Invesco Diversified Equity Income RPM Service Class	30,323,629	101,856
LVIP Invesco V.I. Comstock RPM Standard Class	80,551	200
LVIP Invesco V.I. Comstock RPM Service Class	70,727,871	2,182,090
LVIP JPMorgan High Yield Service Class	58,522,116	51,415,589
LVIP JPMorgan Mid Cap Value RPM Standard Class	91,224	13,734
LVIP JPMorgan Mid Cap Value RPM Service Class	109,483,273	10,700,943
LVIP Managed Risk American Balanced Allocation Standard Class	71,938	186,733
LVIP Managed Risk American Balanced Allocation Service Class	4,024,434	94,462
LVIP Managed Risk American Growth Allocation Standard Class	538,281	136,481
LVIP Managed Risk American Growth Allocation Service Class	19,491,992	74,738
LVIP Managed Risk Profile 2010 Service Class	1,270,102	2,263,972
LVIP Managed Risk Profile 2020 Service Class	819,602	3,619,715
LVIP Managed Risk Profile 2030 Service Class	403,779	2,838,916
LVIP Managed Risk Profile 2040 Service Class	413,278	571,527
LVIP Managed Risk Profile Conservative Standard Class	34,814	363
LVIP Managed Risk Profile Conservative Service Class	175,119,140	63,739,428
LVIP Managed Risk Profile Growth Standard Class	607,995	238,053
LVIP Managed Risk Profile Growth Service Class	2,046,965,244	9,816,472
LVIP Managed Risk Profile Moderate Standard Class	667,233	120,773
LVIP Managed Risk Profile Moderate Service Class	1,289,664,046	42,505,747
LVIP MFS International Growth Standard Class	2,378	—
LVIP MFS International Growth Service Class	17,433,410	10,069,029
LVIP MFS International Growth RPM Service Class	61,138,920	1,874,514
LVIP MFS Value Standard Class	6,927	1
LVIP MFS Value Service Class	37,205,099	73,085,688
LVIP Mid-Cap Value Service Class	69,934,248	10,416,906
LVIP Mondrian International Value Standard Class	1,301,866	2,918,574
LVIP Mondrian International Value Service Class	32,211,015	34,631,472
LVIP Money Market Standard Class	16,037,646	23,738,070
LVIP Money Market Service Class	210,544,680	228,527,879
LVIP Multi-Manager Global Equity RPM Service Class	5,251,145	37,854
LVIP PIMCO Low Duration Bond Standard Class	118,186	33,212
LVIP PIMCO Low Duration Bond Service Class	55,873,576	3,421,455

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP SSgA Bond Index Standard Class	$281,473	$27,044
LVIP SSgA Bond Index Service Class	44,521,830	89,965,392
LVIP SSgA Conservative Index Allocation Service Class	11,795,881	9,580,954
LVIP SSgA Conservative Structured Allocation Standard Class	169,358	45
LVIP SSgA Conservative Structured Allocation Service Class	19,278,187	22,097,083
LVIP SSgA Developed International 150 Standard Class	264,218	10,370
LVIP SSgA Developed International 150 Service Class	18,236,525	16,291,945
LVIP SSgA Emerging Markets 100 Standard Class	262,933	48,137
LVIP SSgA Emerging Markets 100 Service Class	22,231,281	20,579,473
LVIP SSgA Global Tactical Allocation RPM Standard Class	142,214	120,709
LVIP SSgA Global Tactical Allocation RPM Service Class	174,242,763	31,143,052
LVIP SSgA International Index Standard Class	240,166	5,793
LVIP SSgA International Index Service Class	25,194,332	28,075,076
LVIP SSgA International RPM Service Class	17,023,964	564,166
LVIP SSgA Large Cap 100 Standard Class	900,779	150,098
LVIP SSgA Large Cap 100 Service Class	30,947,615	54,392,669
LVIP SSgA Large Cap RPM Standard Class	15,036	15,117
LVIP SSgA Large Cap RPM Service Class	74,162,474	3,242,517
LVIP SSgA Moderate Index Allocation Service Class	25,603,731	12,761,072
LVIP SSgA Moderate Structured Allocation Service Class	46,835,421	94,056,670
LVIP SSgA Moderately Aggressive Index Allocation Service Class	17,412,992	13,885,790
LVIP SSgA Moderately Aggressive Structured Allocation Service Class	50,331,368	32,518,023
LVIP SSgA S&P 500 Index Standard Class	2,053,855	5,684,785
LVIP SSgA S&P 500 Index Service Class	61,556,755	127,381,550
LVIP SSgA Small-Cap Index Standard Class	834,218	107,388
LVIP SSgA Small-Cap Index Service Class	20,402,946	47,142,163
LVIP SSgA Small-Cap RPM Standard Class	44,930	3,107
LVIP SSgA Small-Cap RPM Service Class	64,620,016	1,722,110
LVIP SSgA Small-Mid Cap 200 Standard Class	804,326	85,585
LVIP SSgA Small-Mid Cap 200 Service Class	13,893,550	11,046,887
LVIP T. Rowe Price Growth Stock Standard Class	49,103	71
LVIP T. Rowe Price Growth Stock Service Class	21,838,779	45,984,611
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class	979,134	1,085,219
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class	15,859,740	14,667,899
LVIP Templeton Growth RPM Service Class	246,186,989	7,869,394
LVIP UBS Large Cap Growth RPM Standard Class	54,061	365,273
LVIP UBS Large Cap Growth RPM Service Class	79,976,156	16,711,938
LVIP Vanguard Domestic Equity ETF Standard Class	73,397	34,090
LVIP Vanguard Domestic Equity ETF Service Class	25,497,048	16,229,409
LVIP Vanguard International Equity ETF Standard Class	124,474	73,722
LVIP Vanguard International Equity ETF Service Class	20,269,834	2,997,124
LVIP VIP Contrafund RPM Standard Class	337,085	15,819
LVIP VIP Contrafund RPM Service Class	174,883,440	4,649,811
LVIP VIP Mid Cap RPM Service Class	11,572,000	137,349
Lord Abbett Series Fund Bond Debenture Class VC	1,751,094	90,797
Lord Abbett Series Fund Developing Growth Class VC	986,302	242,144
Lord Abbett Series Fund Fundamental Equity Class VC	3,395,386	2,328,244
Lord Abbett Series Fund Short Duration Income Class VC	2,881,922	270,393
MFS VIT Core Equity Service Class	71,341	645,814
MFS VIT Growth Initial Class	234,119	446,104
MFS VIT Growth Service Class	17,463,067	6,430,776
MFS VIT Total Return Initial Class	437,557	1,943,859
MFS VIT Total Return Service Class	59,865	46,735
MFS VIT Utilities Initial Class	853,275	1,660,597
MFS VIT Utilities Service Class	30,099,003	28,380,774
MFS VIT II International Value Initial Class	37,393	—
MFS VIT II International Value Service Class	1,784,083	13,824
Morgan Stanley UIF Capital Growth Class II	292,535	526,164
NB AMT Mid Cap Growth I Class	23,310	23,620
NB AMT Mid Cap Intrinsic Value I Class	2,954,120	9,565,274
Oppenheimer Global Fund/VA Service Class	880,310	859,735

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Oppenheimer International Growth Fund/VA Non-Service Class	$522,506	$810
Oppenheimer International Growth Fund/VA Service Class	1,259,712	4,744
Oppenheimer Main Street Small Cap Fund/VA Non-Service Class	861,083	28,573
PIMCO VIT All Asset All Authority Advisor Class	821,896	4,009
PIMCO VIT All Asset All Authority Institutional Class	103,183	20
PIMCO VIT CommodityRealReturn Strategy Advisor Class	3,721,071	2,067,291
PIMCO VIT CommodityRealReturn Strategy Institutional Class	4,812	—
PIMCO VIT Emerging Markets Bond Advisor Class	1,180,072	285,644
PIMCO VIT Unconstrained Bond Advisor Class	662,672	103,858
Putnam VT Absolute Return 500 Class IB	911,203	111,407
Putnam VT Global Health Care Class IB	4,823,596	2,958,616
Putnam VT Growth & Income Class IB	92,626	253,954
SIPT VP Market Growth Strategy Class III	388,421	122,659
SIPT VP Market Plus Strategy Class III	1,134,238	1,729
Templeton Foreign VIP Class 1	21,914	19
Templeton Foreign VIP Class 4	802,648	44,420
Templeton Global Bond VIP Class 1	918,101	45,490
Templeton Global Bond VIP Class 2	37,936,322	76,858,314
Templeton Global Bond VIP Class 4	4,030,637	40,971
Templeton Growth VIP Class 2	3,961,622	12,444,778
Transparent Value Directional Allocation VI Class I	86,602	49,106
Transparent Value Directional Allocation VI Class II	11,499,479	157,225
UIF Global Infrastructure Class I	50,341	42
UIF Global Infrastructure Class II	1,965,411	362,325
Van Eck VIP Global Hard Assets Class S	844,487	94,916
Van Eck VIP Global Hard Assets Initial Class	213,926	68
Virtus VIT Multi-Sector Fixed Income Class A	1,507,739	104,881
Virtus VIT Premium AlphaSector Class A	2,892,124	23,213
Virtus VIT Premium AlphaSector Class I	154,874	64

5. Investments

The following is a summary of investments owned at December 31, 2014:

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
ABVPSF Global Thematic Growth Class B	1,356,450	$21.15	$28,688,922	$23,815,549
ABVPSF International Value Class B	380	13.41	5,099	5,240
ABVPSF Large Cap Growth Class B	220,227	47.38	10,434,348	5,913,670
ABVPSF Small/Mid Cap Value Class A	2,634	21.95	57,826	58,681
ABVPSF Small/Mid Cap Value Class B	8,922,024	21.79	194,410,891	160,487,219
Alps|Alerian Energy Infrastructure Class I	9,230	11.91	109,931	113,685
Alps|Alerian Energy Infrastructure Class III	161,465	11.90	1,921,430	1,969,522
Alps|Stadion Tactical Defensive Class I	3,571	10.65	38,026	38,526
Alps|Stadion Tactical Defensive Class III	72,024	10.62	764,897	747,191
American Funds Asset Allocation Class 1	48,736	22.23	1,083,393	1,052,464
American Funds Asset Allocation Class 4	227,806	22.11	5,036,789	5,019,976
American Funds Blue Chip Income and Growth Class 1	158,535	14.69	2,328,872	2,047,034
American Funds Blue Chip Income and Growth Class 4	201,592	14.63	2,949,296	2,962,578
American Funds Bond Class 1	183,097	11.08	2,028,719	2,012,378
American Funds Capital Income Builder Class 1	4,499	9.81	44,135	44,662
American Funds Capital Income Builder Class 4	333,090	9.80	3,264,285	3,323,204
American Funds Global Balanced Class 1	30,998	11.11	344,393	347,330
American Funds Global Bond Class 1	140,092	11.77	1,648,880	1,682,021
American Funds Global Growth Class 1	33,839	27.48	929,886	954,252
American Funds Global Growth Class 2	10,991,791	27.30	300,075,885	241,870,796
American Funds Global Growth Class 4	62,461	27.34	1,707,680	1,714,359
American Funds Global Growth and Income Class 1	42,374	12.78	541,544	534,653
American Funds Global Small Capitalization Class 1	24,810	26.09	647,288	645,746

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
American Funds Global Small Capitalization Class 2	17,321,656	$25.64	$444,127,258	$337,426,868
American Funds Global Small Capitalization Class 4	42,646	25.92	1,105,391	1,108,077
American Funds Growth Class 1	65,010	80.15	5,210,541	4,953,445
American Funds Growth Class 2	19,823,064	79.84	1,582,673,410	1,062,798,904
American Funds Growth Class 4	92,618	79.74	7,385,336	7,244,906
American Funds Growth-Income Class 1	55,306	52.76	2,917,925	2,775,512
American Funds Growth-Income Class 2	39,530,008	52.41	2,071,767,724	1,410,686,843
American Funds Growth-Income Class 4	87,279	52.39	4,572,559	4,566,709
American Funds High-Income Bond Class 1	73,778	10.54	777,620	834,620
American Funds International Class 1	98,688	20.35	2,008,291	2,048,976
American Funds International Class 2	35,967,766	20.29	729,785,976	638,003,803
American Funds International Class 4	149,646	20.23	3,027,331	3,112,261
American Funds International Growth and Income Class 1	94,281	16.27	1,533,947	1,627,341
American Funds Managed Risk Asset Allocation Class P1	61,022	12.29	749,963	716,692
American Funds Managed Risk Asset Allocation Class P2	512,711	12.27	6,290,963	6,243,242
American Funds Managed Risk Blue Chip Income and Growth Class P1	8,652	11.70	101,231	98,259
American Funds Managed Risk Growth Class P1	6,054	11.37	68,836	68,202
American Funds Managed Risk Growth-Income Class P1	2,286	11.67	26,677	26,875
American Funds Managed Risk International Class P1	1,351	10.10	13,648	14,355
American Funds Mortgage Class 1	25,816	10.70	276,235	272,368
American Funds Mortgage Class 4	4,961	10.65	52,830	52,974
American Funds New World Class 1	78,104	20.72	1,618,309	1,842,184
American Funds New World Class 4	101,341	20.56	2,083,577	2,223,726
American Funds U.S. Government/AAA-Rated Securities Class 1	15,032	12.40	186,394	186,404
BlackRock Global Allocation V.I. Class I	88,248	16.23	1,432,261	1,543,426
BlackRock Global Allocation V.I. Class III	92,818,308	14.17	1,315,235,424	1,324,171,901
ClearBridge Variable Aggressive Growth Class I	5,397	30.08	162,354	165,267
ClearBridge Variable Aggressive Growth Class II	158,924	29.72	4,723,218	4,834,887
ClearBridge Variable Mid Cap Core Class I	137	18.73	2,559	2,676
ClearBridge Variable Mid Cap Core Class II	766,139	18.65	14,288,490	14,734,679
Delaware VIP Diversified Income Standard Class	105,500	10.84	1,143,618	1,126,399
Delaware VIP Diversified Income Service Class	156,132,107	10.77	1,681,542,794	1,658,027,087
Delaware VIP Emerging Markets Standard Class	161	19.54	3,141	3,329
Delaware VIP Emerging Markets Service Class	16,696,237	19.48	325,242,690	323,797,262
Delaware VIP High Yield Standard Class	766,644	5.67	4,346,870	4,417,353
Delaware VIP High Yield Service Class	32,408,206	5.65	183,106,365	183,167,860
Delaware VIP International Value Equity Standard Class	14,487	10.99	159,210	189,075
Delaware VIP Limited-Term Diversified Income Standard Class	125,336	9.87	1,237,069	1,239,726
Delaware VIP Limited-Term Diversified Income Service Class	138,409,009	9.80	1,356,408,287	1,373,524,153
Delaware VIP REIT Standard Class	382,371	15.50	5,926,750	4,945,344
Delaware VIP REIT Service Class	11,388,520	15.47	176,180,396	140,497,659
Delaware VIP Small Cap Value Standard Class	187,926	40.23	7,560,261	5,052,111
Delaware VIP Small Cap Value Service Class	8,879,507	40.08	355,890,656	279,159,568
Delaware VIP Smid Cap Growth Standard Class	277,019	30.20	8,365,977	6,033,466
Delaware VIP Smid Cap Growth Service Class	5,088,923	29.05	147,833,233	123,861,678
Delaware VIP U.S. Growth Service Class	26,331,143	13.53	356,260,363	244,215,846
Delaware VIP Value Standard Class	242,537	29.24	7,091,786	4,576,561
Delaware VIP Value Service Class	9,885,257	29.16	288,254,080	208,226,501
Deutsche Alternative Asset Allocation VIP Class A	61,405	13.88	852,299	840,761
Deutsche Alternative Asset Allocation VIP Class B	4,010,750	13.87	55,629,108	54,646,141
Deutsche Equity 500 Index VIP Class A	345,848	20.41	7,058,748	4,349,988
Deutsche Small Cap Index VIP Class A	252,122	17.32	4,366,755	3,206,509
Eaton Vance VT Floating-Rate Income Fund Initial Class	153,147	9.19	1,407,422	1,424,546
Eaton Vance VT Floating-Rate Income Fund Advisor Class	47,776	9.19	439,062	442,932
Fidelity VIP Contrafund Initial Class	3,386	37.36	126,514	127,974
Fidelity VIP Contrafund Service Class 2	30,785,282	36.70	1,129,819,834	777,215,074
Fidelity VIP Growth Initial Class	84,745	63.48	5,379,633	3,777,336
Fidelity VIP Growth Service Class 2	2,497,917	62.80	156,869,185	117,723,570
Fidelity VIP Mid Cap Initial Class	15,623	37.68	588,676	578,953
Fidelity VIP Mid Cap Service Class 2	15,063,702	36.84	554,946,775	465,852,480
First Trust Multi Income Allocation Class I	40,864	10.39	424,582	422,261

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
First Trust/Dow Jones Dividend & Income Allocation Class I	125,363	$12.41	$1,555,752	$1,527,125
Franklin Founding Funds Allocation VIP Class 4	856,738	7.54	6,459,806	6,537,200
Franklin Income VIP Class 2	40,043,487	16.00	640,695,802	604,107,522
Franklin Income VIP Class 4	477,340	16.31	7,785,417	7,929,512
Franklin Mutual Shares VIP Class 2	36,123,778	22.60	816,397,392	597,614,678
Franklin Mutual Shares VIP Class 4	36,146	22.72	821,229	823,391
Franklin Rising Dividends VIP Class 1	724	29.63	21,460	21,756
Franklin Rising Dividends VIP Class 4	89,502	29.19	2,612,551	2,515,294
Franklin Small Cap Value VIP Class 1	12,307	22.81	280,719	266,681
Franklin Small Cap Value VIP Class 4	32,242	22.63	729,639	723,421
Franklin Small-Mid Cap Growth VIP Class 4	26,168	24.14	631,706	616,024
Goldman Sachs VIT Large Cap Value Service Class	15,028,127	11.38	171,020,085	154,089,116
Goldman Sachs VIT Money Market Institutional Class	330,160	1.00	330,160	330,160
Goldman Sachs VIT Money Market Service Class	6,913,549	1.00	6,913,549	6,913,549
Goldman Sachs VIT Multi-Strategy Alternatives Advisor Class	77,741	9.79	761,080	778,098
Goldman Sachs VIT Multi-Strategy Alternatives Institutional Class	2,957	9.81	29,011	29,936
Goldman Sachs VIT Strategic Income Advisor Class	74,830	9.69	725,105	746,328
Guggenheim Long Short Equity	22,382	15.08	337,517	325,120
Guggenheim Multi-Hedge Strategies	21,172	23.81	504,115	491,028
Hartford Capital Appreciation HLS Class IA	902	54.71	49,360	52,303
Hartford Capital Appreciation HLS Class IC	28,867	54.59	1,575,831	1,596,255
Huntington VA Dividend Capture	105,863	13.13	1,389,976	1,167,525
Invesco V.I. American Franchise Series I	47,950	54.88	2,631,498	1,813,952
Invesco V.I. American Franchise Series II	21,633	53.63	1,160,188	795,842
Invesco V.I. Balanced-Risk Allocation Series I	13,302	12.30	163,615	163,040
Invesco V.I. Balanced-Risk Allocation Series II	115,858	12.17	1,409,987	1,419,937
Invesco V.I. Comstock Series II	58,891	19.08	1,123,639	1,104,896
Invesco V.I. Core Equity Series I	204,307	41.01	8,378,630	5,214,351
Invesco V.I. Core Equity Series II	57,439	40.54	2,328,554	1,486,143
Invesco V.I. Diversified Dividend Series I	867	23.21	20,112	18,951
Invesco V.I. Diversified Dividend Series II	30,432	23.11	703,275	678,701
Invesco V.I. Equally-Weighted S&P 500 Series II	74,981	19.60	1,469,634	1,482,358
Invesco V.I. Equity and Income Series II	68,744	18.86	1,296,517	1,296,025
Invesco V.I. International Growth Series I	68,425	34.87	2,385,989	1,487,611
Invesco V.I. International Growth Series II	336,166	34.42	11,570,829	11,261,382
Ivy Funds VIP Asset Strategy Class A	373,173	10.87	4,055,756	4,133,656
Ivy Funds VIP Energy Class A	135,643	6.51	882,754	1,045,897
Ivy Funds VIP High Income Class A	606,187	3.85	2,334,184	2,374,963
Ivy Funds VIP Micro Cap Growth Class A	14,981	26.73	400,419	379,532
Ivy Funds VIP Mid Cap Growth Class A	62,016	10.84	672,528	654,923
Ivy Funds VIP Science and Technology Class A	66,041	25.02	1,652,569	1,639,043
Janus Aspen Balanced Service Class	515,367	32.97	16,991,639	13,929,218
Janus Aspen Enterprise Service Class	96,783	59.26	5,735,334	3,177,134
Janus Aspen Global Research Service Class	23,560	40.77	960,561	670,745
JPMIT Intrepid Mid Cap Class 1	2,134	24.30	51,853	49,034
JPMIT Intrepid Mid Cap Class 2	65,396	24.18	1,581,280	1,516,386
LVIP American Balanced Allocation Standard Class	706,815	12.77	9,024,609	8,489,215
LVIP American Balanced Allocation Service Class	201,666	12.77	2,574,269	2,643,821
LVIP American Century VP Mid Cap Value RPM Service Class	7,393,084	11.35	83,904,107	80,671,199
LVIP American Global Growth Service Class II	5,124,640	17.62	90,280,789	72,837,639
LVIP American Global Small Capitalization Service Class II	4,322,020	15.56	67,233,349	54,611,377
LVIP American Growth Allocation Standard Class	55,053	13.30	732,094	669,628
LVIP American Growth Allocation Service Class	237,448	13.30	3,156,866	3,231,010
LVIP American Growth Service Class II	15,634,256	19.40	303,273,298	220,893,032
LVIP American Growth-Income Service Class II	12,560,135	19.92	250,210,442	177,889,863
LVIP American Income Allocation Standard Class	540	11.83	6,381	6,515
LVIP American International Service Class II	9,888,143	13.99	138,285,681	120,924,827
LVIP American Preservation Standard Class	12,941	9.89	127,961	128,520
LVIP American Preservation Service Class	15,362	9.89	151,903	152,996
LVIP AQR Enhanced Global Strategies Standard Class	1,446	10.25	14,825	14,030
LVIP AQR Enhanced Global Strategies Service Class	126,674	10.25	1,298,283	1,302,571

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP Baron Growth Opportunities Standard Class	10,979	$47.82	$524,982	$504,847
LVIP Baron Growth Opportunities Service Class	3,740,809	47.03	175,945,216	131,530,779
LVIP BlackRock Emerging Markets RPM Standard Class	13,182	9.35	123,197	135,162
LVIP BlackRock Emerging Markets RPM Service Class	17,797,160	9.35	166,385,649	178,082,981
LVIP BlackRock Equity Dividend RPM Standard Class	19,748	17.81	351,621	348,784
LVIP BlackRock Equity Dividend RPM Service Class	25,819,705	17.78	459,100,176	426,683,624
LVIP BlackRock Global Allocation V.I. RPM Standard Class	27,923	10.49	292,910	297,643
LVIP BlackRock Global Allocation V.I. RPM Service Class	71,973,379	10.47	753,273,392	758,438,135
LVIP BlackRock Inflation Protected Bond Standard Class	48,386	10.35	500,792	526,494
LVIP BlackRock Inflation Protected Bond Service Class	76,287,444	10.35	789,727,615	837,399,426
LVIP BlackRock Multi-Asset Income Standard Class	14,197	9.70	137,693	141,801
LVIP BlackRock Multi-Asset Income Service Class	99,162	9.70	961,772	991,417
LVIP Capital Growth Service Class	7,631,832	41.46	316,408,116	188,625,926
LVIP Clarion Global Real Estate Standard Class	29,925	9.73	291,228	286,550
LVIP Clarion Global Real Estate Service Class	10,999,147	9.64	106,064,775	84,219,909
LVIP ClearBridge Variable Appreciation RPM Standard Class	6,271	10.50	65,850	67,167
LVIP ClearBridge Variable Appreciation RPM Service Class	5,789,101	10.50	60,797,135	59,657,266
LVIP Columbia Small-Mid Cap Growth RPM Service Class	20,044,627	12.39	248,312,842	246,657,807
LVIP Delaware Bond Standard Class	7,662,542	13.90	106,532,328	102,132,865
LVIP Delaware Bond Service Class	190,366,986	13.90	2,646,481,841	2,618,416,618
LVIP Delaware Diversified Floating Rate Standard Class	127,180	10.06	1,279,052	1,294,463
LVIP Delaware Diversified Floating Rate Service Class	74,817,426	10.06	752,438,855	759,594,024
LVIP Delaware Foundation Aggressive Allocation Standard Class	391,342	15.93	6,234,469	5,242,167
LVIP Delaware Foundation Aggressive Allocation Service Class	1,167,842	15.92	18,592,043	15,947,954
LVIP Delaware Growth and Income Service Class	959,800	44.25	42,474,974	31,571,501
LVIP Delaware Social Awareness Standard Class	202,640	46.22	9,365,809	6,213,145
LVIP Delaware Social Awareness Service Class	1,399,461	46.09	64,499,741	48,405,153
LVIP Delaware Special Opportunities Service Class	1,227,815	41.80	51,323,894	45,768,160
LVIP Dimensional Non-U.S. Equity RPM Standard Class	290,543	9.40	2,731,971	2,804,072
LVIP Dimensional Non-U.S. Equity RPM Service Class	18,234,415	9.40	171,458,204	181,543,517
LVIP Dimensional U.S. Equity RPM Standard Class	340,035	14.16	4,813,877	4,343,191
LVIP Dimensional U.S. Equity RPM Service Class	21,283,286	14.15	301,179,780	272,619,097
LVIP Dimensional/Vanguard Total Bond Standard Class	469,268	10.52	4,935,763	4,948,697
LVIP Dimensional/Vanguard Total Bond Service Class	32,122,967	10.52	337,901,495	337,951,125
LVIP Franklin Mutual Shares RPM Standard Class	1,917	10.32	19,769	20,470
LVIP Franklin Mutual Shares RPM Service Class	8,523,762	10.32	87,931,171	89,269,375
LVIP Franklin Templeton Multi-Asset Opportunities Service Class	59,533	9.94	591,642	597,779
LVIP Global Income Service Class	50,820,238	11.54	586,465,556	587,241,212
LVIP Goldman Sachs Income Builder Standard Class	2,039	9.82	20,030	20,657
LVIP Goldman Sachs Income Builder Service Class	60,013	9.82	589,564	604,574
LVIP Invesco Diversified Equity Income RPM Service Class	2,926,012	10.34	30,263,739	30,218,707
LVIP Invesco V.I. Comstock RPM Standard Class	7,636	10.38	79,232	80,352
LVIP Invesco V.I. Comstock RPM Service Class	6,644,149	10.38	68,946,340	68,534,069
LVIP JPMorgan High Yield Service Class	13,105,864	11.08	145,212,975	147,918,754
LVIP JPMorgan Mid Cap Value RPM Standard Class	5,125	15.62	80,065	77,743
LVIP JPMorgan Mid Cap Value RPM Service Class	19,697,330	15.51	305,584,371	269,938,093
LVIP Managed Risk American Balanced Allocation Standard Class	49,234	11.22	552,558	539,057
LVIP Managed Risk American Balanced Allocation Service Class	345,840	11.22	3,880,676	3,930,439
LVIP Managed Risk American Growth Allocation Standard Class	74,325	11.57	860,237	860,882
LVIP Managed Risk American Growth Allocation Service Class	1,651,066	11.57	19,106,135	19,417,344
LVIP Managed Risk Profile 2010 Service Class	452,437	12.44	5,629,675	4,608,497
LVIP Managed Risk Profile 2020 Service Class	1,194,236	12.11	14,458,615	11,483,483
LVIP Managed Risk Profile 2030 Service Class	607,717	12.17	7,397,136	5,822,535
LVIP Managed Risk Profile 2040 Service Class	516,444	11.63	6,008,306	4,414,473
LVIP Managed Risk Profile Conservative Standard Class	2,396	13.94	33,411	34,450
LVIP Managed Risk Profile Conservative Service Class	88,326,956	13.94	1,231,189,434	1,144,405,525
LVIP Managed Risk Profile Growth Standard Class	301,901	13.47	4,067,813	3,894,542
LVIP Managed Risk Profile Growth Service Class	612,408,008	13.48	8,252,197,912	7,729,580,967
LVIP Managed Risk Profile Moderate Standard Class	41,348	14.11	583,382	599,945
LVIP Managed Risk Profile Moderate Service Class	463,761,673	14.11	6,542,285,916	6,021,026,331
LVIP MFS International Growth Standard Class	172	13.69	2,350	2,378

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP MFS International Growth Service Class	11,104,224	$13.71	$152,250,020	$137,919,608
LVIP MFS International Growth RPM Service Class	9,328,682	9.39	87,605,652	92,844,622
LVIP MFS Value Standard Class	183	37.27	6,835	6,926
LVIP MFS Value Service Class	23,612,208	37.26	879,838,085	567,185,550
LVIP Mid-Cap Value Service Class	5,999,654	22.84	137,050,112	113,351,007
LVIP Mondrian International Value Standard Class	906,515	16.94	15,358,180	14,905,673
LVIP Mondrian International Value Service Class	17,812,808	16.93	301,642,085	300,929,823
LVIP Money Market Standard Class	3,283,261	10.00	32,832,620	32,832,619
LVIP Money Market Service Class	26,220,547	10.00	262,205,485	262,205,485
LVIP Multi-Manager Global Equity RPM Service Class	513,844	9.83	5,051,085	5,211,384
LVIP PIMCO Low Duration Bond Standard Class	8,461	9.94	84,093	84,998
LVIP PIMCO Low Duration Bond Service Class	5,233,895	9.94	52,030,155	52,472,433
LVIP SSgA Bond Index Standard Class	37,038	11.43	423,156	422,849
LVIP SSgA Bond Index Service Class	85,950,012	11.43	982,150,781	946,702,745
LVIP SSgA Conservative Index Allocation Service Class	4,977,687	12.26	61,016,492	57,207,845
LVIP SSgA Conservative Structured Allocation Standard Class	13,992	11.88	166,187	169,313
LVIP SSgA Conservative Structured Allocation Service Class	16,001,112	11.88	190,013,205	176,707,694
LVIP SSgA Developed International 150 Standard Class	27,910	9.08	253,342	278,095
LVIP SSgA Developed International 150 Service Class	16,031,814	9.08	145,568,871	127,291,119
LVIP SSgA Emerging Markets 100 Standard Class	49,793	9.29	462,473	497,125
LVIP SSgA Emerging Markets 100 Service Class	18,293,785	9.29	169,930,966	188,266,924
LVIP SSgA Global Tactical Allocation RPM Standard Class	18,587	11.98	222,658	222,940
LVIP SSgA Global Tactical Allocation RPM Service Class	73,882,388	11.98	884,963,246	834,619,435
LVIP SSgA International Index Standard Class	43,018	8.66	372,410	385,085
LVIP SSgA International Index Service Class	31,678,790	8.66	274,338,324	246,760,281
LVIP SSgA International RPM Service Class	1,652,420	9.13	15,078,329	16,435,067
LVIP SSgA Large Cap 100 Standard Class	102,551	15.95	1,636,102	1,527,073
LVIP SSgA Large Cap 100 Service Class	20,356,211	15.94	324,559,432	213,780,051
LVIP SSgA Large Cap RPM Standard Class	121	11.68	1,417	1,272
LVIP SSgA Large Cap RPM Service Class	8,461,134	11.68	98,783,734	95,753,744
LVIP SSgA Moderate Index Allocation Service Class	14,497,937	13.16	190,734,856	169,604,906
LVIP SSgA Moderate Structured Allocation Service Class	65,676,066	12.65	830,539,527	753,411,376
LVIP SSgA Moderately Aggressive Index Allocation Service Class	12,449,206	13.36	166,333,843	145,011,942
LVIP SSgA Moderately Aggressive Structured Allocation Service Class	32,964,823	12.94	426,564,809	378,720,176
LVIP SSgA S&P 500 Index Standard Class	2,462,900	14.65	36,083,947	29,617,529
LVIP SSgA S&P 500 Index Service Class	58,511,270	14.65	857,365,640	595,638,925
LVIP SSgA Small-Cap Index Standard Class	50,533	26.99	1,363,893	1,276,541
LVIP SSgA Small-Cap Index Service Class	10,127,113	26.99	273,300,383	204,164,216
LVIP SSgA Small-Cap RPM Standard Class	7,100	11.40	80,915	81,244
LVIP SSgA Small-Cap RPM Service Class	7,822,785	11.40	89,148,460	88,334,471
LVIP SSgA Small-Mid Cap 200 Standard Class	98,562	14.91	1,469,362	1,503,324
LVIP SSgA Small-Mid Cap 200 Service Class	7,423,367	14.90	110,615,595	91,004,750
LVIP T. Rowe Price Growth Stock Standard Class	1,626	31.18	50,707	49,033
LVIP T. Rowe Price Growth Stock Service Class	5,777,510	30.74	177,623,753	121,820,696
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class	123,479	22.08	2,726,304	1,884,661
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class	4,355,769	21.46	93,479,153	69,597,503
LVIP Templeton Growth RPM Service Class	18,045,108	32.85	592,835,950	570,248,700
LVIP UBS Large Cap Growth RPM Standard Class	72,348	31.14	2,252,620	1,505,281
LVIP UBS Large Cap Growth RPM Service Class	7,643,868	30.68	234,475,663	199,401,002
LVIP Vanguard Domestic Equity ETF Standard Class	30,604	14.75	451,352	357,427
LVIP Vanguard Domestic Equity ETF Service Class	6,714,319	14.74	98,989,207	79,150,165
LVIP Vanguard International Equity ETF Standard Class	40,099	9.60	384,747	397,246
LVIP Vanguard International Equity ETF Service Class	5,735,911	9.59	55,018,857	54,443,425
LVIP VIP Contrafund RPM Standard Class	36,838	11.84	436,128	432,716
LVIP VIP Contrafund RPM Service Class	22,838,727	11.84	270,364,850	260,842,991
LVIP VIP Mid Cap RPM Service Class	1,115,941	10.28	11,466,292	11,439,000
Lord Abbett Series Fund Bond Debenture Class VC	131,640	11.89	1,565,199	1,658,776
Lord Abbett Series Fund Developing Growth Class VC	32,563	24.46	796,485	757,220
Lord Abbett Series Fund Fundamental Equity Class VC	886,441	18.61	16,496,658	15,252,343
Lord Abbett Series Fund Short Duration Income Class VC	173,443	14.72	2,553,088	2,611,172
MFS VIT Core Equity Service Class	100,398	25.92	2,602,306	1,415,849

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
MFS VIT Growth Initial Class	82,042	$39.75	$3,261,160	$2,296,931
MFS VIT Growth Service Class	1,308,060	38.77	50,713,489	41,689,954
MFS VIT Total Return Initial Class	373,621	24.31	9,082,721	7,059,126
MFS VIT Total Return Service Class	550	23.95	13,180	13,226
MFS VIT Utilities Initial Class	314,620	33.96	10,684,498	7,477,679
MFS VIT Utilities Service Class	6,971,372	33.48	233,401,545	191,095,481
MFS VIT II International Value Initial Class	1,697	21.73	36,885	37,393
MFS VIT II International Value Service Class	81,195	21.44	1,740,823	1,770,021
Morgan Stanley UIF Capital Growth Class II	58,184	29.97	1,743,781	1,213,171
NB AMT Mid Cap Intrinsic Value I Class	2,104,822	17.87	37,613,173	28,896,445
Oppenheimer Global Fund/VA Service Class	218,060	39.11	8,528,329	6,528,903
Oppenheimer International Growth Fund/VA Non-Service Class	228,352	2.31	527,493	521,744
Oppenheimer International Growth Fund/VA Service Class	502,098	2.40	1,205,035	1,254,576
Oppenheimer Main Street Small Cap Fund/VA Non-Service Class	33,057	26.26	868,067	834,356
PIMCO VIT All Asset All Authority Advisor Class	82,603	9.01	744,251	817,708
PIMCO VIT All Asset All Authority Institutional Class	10,728	9.02	96,767	103,162
PIMCO VIT CommodityRealReturn Strategy Advisor Class	2,293,364	4.91	11,260,416	16,442,354
PIMCO VIT CommodityRealReturn Strategy Institutional Class	852	4.84	4,126	4,812
PIMCO VIT Emerging Markets Bond Advisor Class	65,682	12.69	833,499	889,495
PIMCO VIT Unconstrained Bond Advisor Class	53,415	10.45	558,189	559,029
Putnam VT Absolute Return 500 Class IB	76,700	10.67	818,391	800,629
Putnam VT Global Health Care Class IB	330,216	20.17	6,660,456	5,221,937
Putnam VT Growth & Income Class IB	66,576	26.12	1,738,970	1,328,964
SIPT VP Market Growth Strategy Class III	24,958	10.41	259,810	263,836
SIPT VP Market Plus Strategy Class III	104,495	10.60	1,107,644	1,132,510
Templeton Foreign VIP Class 1	1,307	15.34	20,057	21,894
Templeton Foreign VIP Class 4	46,664	15.16	707,428	757,889
Templeton Global Bond VIP Class 1	46,574	18.56	864,411	872,560
Templeton Global Bond VIP Class 2	25,959,963	17.99	467,019,732	456,461,899
Templeton Global Bond VIP Class 4	214,664	18.38	3,945,526	3,989,396
Templeton Growth VIP Class 2	2,701,111	14.61	39,463,230	34,713,101
Transparent Value Directional Allocation VI Class I	3,448	10.15	34,995	35,831
Transparent Value Directional Allocation VI Class II	1,091,513	10.15	11,078,860	11,338,073
UIF Global Infrastructure Class I	5,316	9.31	49,490	50,298
UIF Global Infrastructure Class II	173,274	9.27	1,606,254	1,596,898
Van Eck VIP Global Hard Assets Class S	25,034	24.64	616,827	748,521
Van Eck VIP Global Hard Assets Initial Class	7,300	25.37	185,201	213,843
Virtus VIT Multi-Sector Fixed Income Class A	145,059	9.25	1,341,796	1,402,066
Virtus VIT Premium AlphaSector Class A	209,650	12.55	2,631,105	2,868,413
Virtus VIT Premium AlphaSector Class I	11,345	12.56	142,491	154,810

6. Changes in Units Outstanding

The change in units outstanding for the year ended December 31, 2014, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
ABVPSF Global Thematic Growth Class B	474,490	(797,739)	(323,249)
ABVPSF Growth and Income Class B	7,348	(7,348)	—
ABVPSF International Value Class B	1,643	(980)	663
ABVPSF Large Cap Growth Class B	66,854	(127,981)	(61,127)
ABVPSF Small/Mid Cap Value Class A	5,516	—	5,516
ABVPSF Small/Mid Cap Value Class B	468,732	(1,317,205)	(848,473)
Alps|Alerian Energy Infrastructure Class I	11,325	—	11,325
Alps|Alerian Energy Infrastructure Class III	202,489	(15,289)	187,200
Alps|Stadion Tactical Defensive Class I	7,749	—	7,749
Alps|Stadion Tactical Defensive Class III	74,590	(1,754)	72,836
American Century VP Inflation Protection Class II	16,429	(16,429)	—
American Funds Asset Allocation Class 1	39,266	(2,001)	37,265
American Funds Asset Allocation Class 4	491,561	(2,999)	488,562

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds Blue Chip Income and Growth Class 1	108,183	(9,311)	98,872
American Funds Blue Chip Income and Growth Class 4	282,711	(12,279)	270,432
American Funds Bond Class 1	111,823	(5,750)	106,073
American Funds Capital Income Builder Class 1	15,406	(3,621)	11,785
American Funds Capital Income Builder Class 4	351,193	(20,089)	331,104
American Funds Global Balanced Class 1	18,816	(10,363)	8,453
American Funds Global Bond Class 1	56,766	(4,456)	52,310
American Funds Global Growth Class 1	47,371	(3,877)	43,494
American Funds Global Growth Class 2	544,079	(2,013,039)	(1,468,960)
American Funds Global Growth Class 4	166,527	(355)	166,172
American Funds Global Growth and Income Class 1	37,910	(11,293)	26,617
American Funds Global Small Capitalization Class 1	30,138	(860)	29,278
American Funds Global Small Capitalization Class 2	1,069,121	(2,126,416)	(1,057,295)
American Funds Global Small Capitalization Class 4	109,832	(178)	109,654
American Funds Growth Class 1	181,022	(11,617)	169,405
American Funds Growth Class 2	251,359	(12,159,385)	(11,908,026)
American Funds Growth Class 4	697,590	(8,360)	689,230
American Funds Growth-Income Class 1	97,798	(4,116)	93,682
American Funds Growth-Income Class 2	510,881	(15,566,457)	(15,055,576)
American Funds Growth-Income Class 4	446,563	(17,270)	429,293
American Funds High-Income Bond Class 1	39,252	(2,167)	37,085
American Funds International Class 1	127,261	(5,704)	121,557
American Funds International Class 2	2,599,939	(2,836,136)	(236,197)
American Funds International Class 4	318,756	(535)	318,221
American Funds International Growth and Income Class 1	74,194	(10,113)	64,081
American Funds Managed Risk Asset Allocation Class P1	28,911	(419)	28,492
American Funds Managed Risk Asset Allocation Class P2	512,715	(1,153)	511,562
American Funds Managed Risk Blue Chip Income and Growth Class P1	7,607	(80)	7,527
American Funds Managed Risk Growth Class P1	2,007	(472)	1,535
American Funds Managed Risk Growth-Income Class P1	1,769	(20)	1,749
American Funds Managed Risk International Class P1	1,359	—	1,359
American Funds Mortgage Class 1	7,265	(12,101)	(4,836)
American Funds Mortgage Class 4	5,251	(38)	5,213
American Funds New World Class 1	109,653	(6,132)	103,521
American Funds New World Class 4	241,004	(11,343)	229,661
American Funds U.S. Government/AAA-Rated Securities Class 1	14,491	(23,587)	(9,096)
BlackRock Global Allocation V.I. Class I	33,995	(699)	33,296
BlackRock Global Allocation V.I. Class III	1,759,856	(7,585,561)	(5,825,705)
ClearBridge Variable Aggressive Growth Class I	17,600	—	17,600
ClearBridge Variable Aggressive Growth Class II	423,885	—	423,885
ClearBridge Variable Mid Cap Core Class I	241	—	241
ClearBridge Variable Mid Cap Core Class II	1,373,339	(16,163)	1,357,176
Delaware VIP Diversified Income Standard Class	43,519	(2,035)	41,484
Delaware VIP Diversified Income Service Class	16,422,143	(2,531,181)	13,890,962
Delaware VIP Emerging Markets Standard Class	347	—	347
Delaware VIP Emerging Markets Service Class	1,937,786	(2,173,212)	(235,426)
Delaware VIP High Yield Standard Class	130,813	(166,820)	(36,007)
Delaware VIP High Yield Service Class	438,578	(2,255,774)	(1,817,196)
Delaware VIP International Value Equity Standard Class	2,343	(4,333)	(1,990)
Delaware VIP Limited-Term Diversified Income Standard Class	38,623	(9,181)	29,442
Delaware VIP Limited-Term Diversified Income Service Class	13,131,879	(7,649,914)	5,481,965
Delaware VIP REIT Standard Class	39,533	(24,477)	15,056
Delaware VIP REIT Service Class	896,393	(899,458)	(3,065)
Delaware VIP Small Cap Value Standard Class	6,302	(25,243)	(18,941)
Delaware VIP Small Cap Value Service Class	630,477	(1,839,496)	(1,209,019)
Delaware VIP Smid Cap Growth Standard Class	7,055	(39,890)	(32,835)
Delaware VIP Smid Cap Growth Service Class	357,826	(1,371,951)	(1,014,125)
Delaware VIP U.S. Growth Service Class	849,707	(1,731,581)	(881,874)
Delaware VIP Value Standard Class	29,079	(78,637)	(49,558)
Delaware VIP Value Service Class	2,117,044	(1,735,210)	381,834
Deutsche Alternative Asset Allocation VIP Class A	16,609	(2,011)	14,598
Deutsche Alternative Asset Allocation VIP Class B	568,926	(433,917)	135,009

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Deutsche Equity 500 Index VIP Class A	1,599	(141,204)	(139,605)
Deutsche Equity 500 Index VIP Class B	2,297	(2,297)	—
Deutsche Small Cap Index VIP Class A	12,674	(52,368)	(39,694)
Eaton Vance VT Floating-Rate Income Fund Initial Class	144,266	(2,123)	142,143
Eaton Vance VT Floating-Rate Income Fund Advisor Class	47,635	(3,575)	44,060
Fidelity VIP Contrafund Initial Class	11,600	(20)	11,580
Fidelity VIP Contrafund Service Class 2	676,638	(6,257,027)	(5,580,389)
Fidelity VIP Equity-Income Service Class 2	2,352	(2,352)	—
Fidelity VIP Growth Initial Class	42,958	(75,495)	(32,537)
Fidelity VIP Growth Service Class 2	3,065,726	(4,167,178)	(1,101,452)
Fidelity VIP Mid Cap Initial Class	56,042	(94)	55,948
Fidelity VIP Mid Cap Service Class 2	1,111,185	(2,931,305)	(1,820,120)
Fidelity VIP Overseas Service Class 2	19	(19)	—
First Trust Multi Income Allocation Class I	45,237	(4,124)	41,113
First Trust/Dow Jones Dividend & Income Allocation Class I	157,362	(10,496)	146,866
Franklin Founding Funds Allocation VIP Class 4	674,529	(9,747)	664,782
Franklin Income VIP Class 1	40,104	(40,104)	—
Franklin Income VIP Class 2	2,913,982	(3,994,459)	(1,080,477)
Franklin Income VIP Class 4	843,072	(43,650)	799,422
Franklin Mutual Shares VIP Class 2	1,730,708	(5,617,433)	(3,886,725)
Franklin Mutual Shares VIP Class 4	91,752	(10,879)	80,873
Franklin Rising Dividends VIP Class 1	8,072	—	8,072
Franklin Rising Dividends VIP Class 4	248,611	(775)	247,836
Franklin Small Cap Value VIP Class 1	28,306	—	28,306
Franklin Small Cap Value VIP Class 4	74,802	(682)	74,120
Franklin Small-Mid Cap Growth VIP Class 2	1,382	(1,390)	(8)
Franklin Small-Mid Cap Growth VIP Class 4	60,799	(1,793)	59,006
Goldman Sachs VIT Large Cap Value Service Class	12,022	(1,350,405)	(1,338,383)
Goldman Sachs VIT Money Market Institutional Class	60,940	(27,844)	33,096
Goldman Sachs VIT Money Market Service Class	1,595,209	(898,716)	696,493
Goldman Sachs VIT Multi-Strategy Alternatives Advisor Class	78,176	(130)	78,046
Goldman Sachs VIT Multi-Strategy Alternatives Institutional Class	3,009	(58)	2,951
Goldman Sachs VIT Strategic Income Advisor Class	130,812	(56,898)	73,914
Guggenheim Long Short Equity	32,283	(156)	32,127
Guggenheim Multi-Hedge Strategies	56,394	(7,775)	48,619
Hartford Capital Appreciation HLS Class IA	4,695	—	4,695
Hartford Capital Appreciation HLS Class IC	151,405	(195)	151,210
Huntington VA Balanced	5,383	(260,487)	(255,104)
Huntington VA Dividend Capture	7,245	(11,296)	(4,051)
Invesco V.I. American Franchise Series I	12,574	(54,033)	(41,459)
Invesco V.I. American Franchise Series II	121	(19,523)	(19,402)
Invesco V.I. Balanced-Risk Allocation Series I	16,012	(29)	15,983
Invesco V.I. Balanced-Risk Allocation Series II	203,936	(65,246)	138,690
Invesco V.I. Comstock Series II	109,745	(2,999)	106,746
Invesco V.I. Core Equity Series I	3,679	(92,472)	(88,793)
Invesco V.I. Core Equity Series II	3,591	(22,186)	(18,595)
Invesco V.I. Diversified Dividend Series I	2,013	(122)	1,891
Invesco V.I. Diversified Dividend Series II	67,160	(587)	66,573
Invesco V.I. Equally-Weighted S&P 500 Series II	140,342	(3,382)	136,960
Invesco V.I. Equity and Income Series II	124,092	(609)	123,483
Invesco V.I. International Growth Series I	26,399	(40,088)	(13,689)
Invesco V.I. International Growth Series II	519,437	(19,189)	500,248
Ivy Funds VIP Asset Strategy Class A	508,836	(85,175)	423,661
Ivy Funds VIP Energy Class A	116,164	(7,315)	108,849
Ivy Funds VIP High Income Class A	252,733	(12,934)	239,799
Ivy Funds VIP Micro Cap Growth Class A	38,670	(928)	37,742
Ivy Funds VIP Mid Cap Growth Class A	63,165	(115)	63,050
Ivy Funds VIP Science and Technology Class A	176,665	(3,989)	172,676
Janus Aspen Balanced Service Class	24,800	(148,482)	(123,682)
Janus Aspen Enterprise Service Class	12,879	(35,806)	(22,927)
Janus Aspen Global Research Service Class	4,481	(20,294)	(15,813)
JPMIT Intrepid Mid Cap Class 1	4,661	—	4,661

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
JPMIT Intrepid Mid Cap Class 2	146,031	(3,012)	143,019
LVIP American Balanced Allocation Standard Class	47,827	(24,865)	22,962
LVIP American Balanced Allocation Service Class	272,556	(14,577)	257,979
LVIP American Century VP Mid Cap Value RPM Service Class	7,649,216	(140,268)	7,508,948
LVIP American Global Growth Service Class II	1,142,966	(227,468)	915,498
LVIP American Global Small Capitalization Service Class II	544,872	(434,048)	110,824
LVIP American Growth Allocation Standard Class	6,105	(2,254)	3,851
LVIP American Growth Allocation Service Class	310,410	(105)	310,305
LVIP American Growth Service Class II	1,805,048	(832,282)	972,766
LVIP American Growth-Income Service Class II	1,384,111	(805,918)	578,193
LVIP American Income Allocation Standard Class	409	(3)	406
LVIP American International Service Class II	1,148,238	(543,421)	604,817
LVIP American Preservation Standard Class	2,755	(11,811)	(9,056)
LVIP American Preservation Service Class	32,393	(16,899)	15,494
LVIP AQR Enhanced Global Strategies Standard Class	2,879	(1,450)	1,429
LVIP AQR Enhanced Global Strategies Service Class	130,116	(4,157)	125,959
LVIP Baron Growth Opportunities Standard Class	48,869	(45)	48,824
LVIP Baron Growth Opportunities Service Class	793,973	(1,558,964)	(764,991)
LVIP BlackRock Emerging Markets RPM Standard Class	7,823	(984)	6,839
LVIP BlackRock Emerging Markets RPM Service Class	9,184,530	(363,085)	8,821,445
LVIP BlackRock Equity Dividend RPM Standard Class	12,808	(302)	12,506
LVIP BlackRock Equity Dividend RPM Service Class	12,277,302	(743,698)	11,533,604
LVIP BlackRock Global Allocation V.I. RPM Standard Class	22,609	(21,034)	1,575
LVIP BlackRock Global Allocation V.I. RPM Service Class	44,919,434	(720,254)	44,199,180
LVIP BlackRock Inflation Protected Bond Standard Class	13,078	(10,168)	2,910
LVIP BlackRock Inflation Protected Bond Service Class	6,866,893	(4,306,394)	2,560,499
LVIP BlackRock Multi-Asset Income Standard Class	21,018	—	21,018
LVIP BlackRock Multi-Asset Income Service Class	123,857	(25,957)	97,900
LVIP Capital Growth Service Class	549,249	(3,023,102)	(2,473,853)
LVIP Clarion Global Real Estate Standard Class	27,800	—	27,800
LVIP Clarion Global Real Estate Service Class	847,040	(1,627,347)	(780,307)
LVIP ClearBridge Variable Appreciation RPM Standard Class	6,271	(12)	6,259
LVIP ClearBridge Variable Appreciation RPM Service Class	5,898,561	(20,110)	5,878,451
LVIP Columbia Small-Mid Cap Growth RPM Service Class	10,879,712	(1,803,344)	9,076,368
LVIP Delaware Bond Standard Class	103,393	(1,195,219)	(1,091,826)
LVIP Delaware Bond Service Class	13,229,549	(5,447,174)	7,782,375
LVIP Delaware Diversified Floating Rate Standard Class	37,893	(9,088)	28,805
LVIP Delaware Diversified Floating Rate Service Class	17,996,831	(8,872,677)	9,124,154
LVIP Delaware Foundation Aggressive Allocation Standard Class	14,193	(116,615)	(102,422)
LVIP Delaware Foundation Aggressive Allocation Service Class	209,082	(428,590)	(219,508)
LVIP Delaware Growth and Income Service Class	128,706	(608,879)	(480,173)
LVIP Delaware Social Awareness Standard Class	14,429	(85,400)	(70,971)
LVIP Delaware Social Awareness Service Class	348,344	(554,924)	(206,580)
LVIP Delaware Special Opportunities Service Class	466,910	(635,339)	(168,429)
LVIP Dimensional Non-U.S. Equity RPM Standard Class	115,863	(3,780)	112,083
LVIP Dimensional Non-U.S. Equity RPM Service Class	9,000,534	(589,332)	8,411,202
LVIP Dimensional U.S. Equity RPM Standard Class	179,825	(9,657)	170,168
LVIP Dimensional U.S. Equity RPM Service Class	10,010,146	(770,473)	9,239,673
LVIP Dimensional/Vanguard Total Bond Standard Class	263,626	(25,324)	238,302
LVIP Dimensional/Vanguard Total Bond Service Class	11,496,614	(349,166)	11,147,448
LVIP Franklin Mutual Shares RPM Standard Class	1,900	—	1,900
LVIP Franklin Mutual Shares RPM Service Class	9,183,737	(600,127)	8,583,610
LVIP Franklin Templeton Multi-Asset Opportunities Service Class	59,451	(171)	59,280
LVIP Global Income Service Class	7,639,157	(711,274)	6,927,883
LVIP Goldman Sachs Income Builder Standard Class	2,001	(3)	1,998
LVIP Goldman Sachs Income Builder Service Class	65,671	(6,435)	59,236
LVIP Invesco Diversified Equity Income RPM Service Class	2,972,591	(9,868)	2,962,723
LVIP Invesco V.I. Comstock RPM Standard Class	7,663	(18)	7,645
LVIP Invesco V.I. Comstock RPM Service Class	6,946,071	(219,470)	6,726,601
LVIP JPMorgan High Yield Service Class	4,057,535	(3,899,248)	158,287
LVIP JPMorgan Mid Cap Value RPM Standard Class	4,106	(621)	3,485
LVIP JPMorgan Mid Cap Value RPM Service Class	9,145,740	(847,759)	8,297,981

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Managed Risk American Balanced Allocation Standard Class	3,974	(15,187)	(11,213)
LVIP Managed Risk American Balanced Allocation Service Class	396,066	(9,413)	386,653
LVIP Managed Risk American Growth Allocation Standard Class	41,982	(10,517)	31,465
LVIP Managed Risk American Growth Allocation Service Class	1,935,895	(7,397)	1,928,498
LVIP Managed Risk Profile 2010 Service Class	102,680	(186,674)	(83,994)
LVIP Managed Risk Profile 2020 Service Class	46,322	(292,932)	(246,610)
LVIP Managed Risk Profile 2030 Service Class	15,641	(238,255)	(222,614)
LVIP Managed Risk Profile 2040 Service Class	27,832	(44,454)	(16,622)
LVIP Managed Risk Profile Conservative Standard Class	2,030	(18)	2,012
LVIP Managed Risk Profile Conservative Service Class	10,257,256	(3,865,202)	6,392,054
LVIP Managed Risk Profile Growth Standard Class	31,456	(13,385)	18,071
LVIP Managed Risk Profile Growth Service Class	149,926,052	(425,592)	149,500,460
LVIP Managed Risk Profile Moderate Standard Class	40,587	(7,215)	33,372
LVIP Managed Risk Profile Moderate Service Class	90,279,050	(2,314,552)	87,964,498
LVIP MFS International Growth Standard Class	1,030	—	1,030
LVIP MFS International Growth Service Class	1,780,864	(939,699)	841,165
LVIP MFS International Growth RPM Service Class	6,312,722	(187,210)	6,125,512
LVIP MFS Value Standard Class	635	—	635
LVIP MFS Value Service Class	1,543,550	(4,916,071)	(3,372,521)
LVIP Mid-Cap Value Service Class	5,463,951	(780,640)	4,683,311
LVIP Mondrian International Value Standard Class	40,860	(117,143)	(76,283)
LVIP Mondrian International Value Service Class	1,548,326	(2,190,090)	(641,764)
LVIP Money Market Standard Class	1,582,114	(2,223,918)	(641,804)
LVIP Money Market Service Class	22,074,582	(23,363,566)	(1,288,984)
LVIP Multi-Manager Global Equity RPM Service Class	520,062	(3,672)	516,390
LVIP PIMCO Low Duration Bond Standard Class	11,734	(3,300)	8,434
LVIP PIMCO Low Duration Bond Service Class	5,742,463	(341,191)	5,401,272
LVIP SSgA Bond Index Standard Class	24,673	(2,115)	22,558
LVIP SSgA Bond Index Service Class	2,866,684	(6,831,427)	(3,964,743)
LVIP SSgA Conservative Index Allocation Service Class	901,592	(723,133)	178,459
LVIP SSgA Conservative Structured Allocation Standard Class	16,276	—	16,276
LVIP SSgA Conservative Structured Allocation Service Class	1,148,626	(1,702,834)	(554,208)
LVIP SSgA Developed International 150 Standard Class	17,665	(593)	17,072
LVIP SSgA Developed International 150 Service Class	1,114,027	(1,296,066)	(182,039)
LVIP SSgA Emerging Markets 100 Standard Class	15,639	(2,892)	12,747
LVIP SSgA Emerging Markets 100 Service Class	1,611,978	(1,515,097)	96,881
LVIP SSgA Global Tactical Allocation RPM Standard Class	8,341	(7,619)	722
LVIP SSgA Global Tactical Allocation RPM Service Class	13,368,991	(2,300,438)	11,068,553
LVIP SSgA International Index Standard Class	21,897	(271)	21,626
LVIP SSgA International Index Service Class	2,102,967	(2,510,282)	(407,315)
LVIP SSgA International RPM Service Class	1,701,471	(54,460)	1,647,011
LVIP SSgA Large Cap 100 Standard Class	37,113	(6,849)	30,264
LVIP SSgA Large Cap 100 Service Class	903,596	(2,958,611)	(2,055,015)
LVIP SSgA Large Cap RPM Standard Class	1,396	(1,403)	(7)
LVIP SSgA Large Cap RPM Service Class	6,597,257	(282,829)	6,314,428
LVIP SSgA Moderate Index Allocation Service Class	1,810,212	(897,613)	912,599
LVIP SSgA Moderate Structured Allocation Service Class	1,822,778	(6,633,754)	(4,810,976)
LVIP SSgA Moderately Aggressive Index Allocation Service Class	1,118,343	(972,872)	145,471
LVIP SSgA Moderately Aggressive Structured Allocation Service Class	2,834,392	(2,168,681)	665,711
LVIP SSgA S&P 500 Index Standard Class	77,451	(343,515)	(266,064)
LVIP SSgA S&P 500 Index Service Class	3,035,711	(7,849,398)	(4,813,687)
LVIP SSgA Small-Cap Index Standard Class	42,646	(4,533)	38,113
LVIP SSgA Small-Cap Index Service Class	1,014,664	(3,439,351)	(2,424,687)
LVIP SSgA Small-Cap RPM Standard Class	4,052	(244)	3,808
LVIP SSgA Small-Cap RPM Service Class	5,997,893	(158,246)	5,839,647
LVIP SSgA Small-Mid Cap 200 Standard Class	40,400	(3,582)	36,818
LVIP SSgA Small-Mid Cap 200 Service Class	384,395	(523,756)	(139,361)
LVIP T. Rowe Price Growth Stock Standard Class	4,568	—	4,568
LVIP T. Rowe Price Growth Stock Service Class	1,649,765	(3,260,802)	(1,611,037)
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class	34,121	(42,516)	(8,395)
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class	526,477	(599,770)	(73,293)
LVIP Templeton Growth RPM Service Class	23,330,519	(744,883)	22,585,636

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP UBS Large Cap Growth RPM Standard Class	3,506	(18,969)	(15,463)
LVIP UBS Large Cap Growth RPM Service Class	5,047,127	(913,602)	4,133,525
LVIP Vanguard Domestic Equity ETF Standard Class	6,084	(2,082)	4,002
LVIP Vanguard Domestic Equity ETF Service Class	1,768,049	(1,123,202)	644,847
LVIP Vanguard International Equity ETF Standard Class	10,804	(6,494)	4,310
LVIP Vanguard International Equity ETF Service Class	1,816,701	(263,614)	1,553,087
LVIP VIP Contrafund RPM Standard Class	28,234	(1,201)	27,033
LVIP VIP Contrafund RPM Service Class	15,281,233	(413,494)	14,867,739
LVIP VIP Mid Cap RPM Service Class	1,146,435	(13,250)	1,133,185
Lord Abbett Series Fund Bond Debenture Class VC	166,711	(8,929)	157,782
Lord Abbett Series Fund Developing Growth Class VC	103,515	(22,199)	81,316
Lord Abbett Series Fund Fundamental Equity Class VC	23,582	(106,432)	(82,850)
Lord Abbett Series Fund Short Duration Income Class VC	294,960	(29,902)	265,058
MFS VIT Core Equity Service Class	2,855	(25,137)	(22,282)
MFS VIT Growth Initial Class	914	(20,571)	(19,657)
MFS VIT Growth Service Class	918,034	(409,751)	508,283
MFS VIT Total Return Initial Class	1,393	(90,472)	(89,079)
MFS VIT Total Return Service Class	3,671	(2,877)	794
MFS VIT Utilities Initial Class	9,958	(42,344)	(32,386)
MFS VIT Utilities Service Class	700,751	(961,259)	(260,508)
MFS VIT II International Value Initial Class	7,060	—	7,060
MFS VIT II International Value Service Class	180,332	(1,164)	179,168
Morgan Stanley UIF Capital Growth Class II	7,249	(17,697)	(10,448)
NB AMT Mid Cap Growth I Class	979	(979)	—
NB AMT Mid Cap Intrinsic Value I Class	74,899	(367,185)	(292,286)
Oppenheimer Global Fund/VA Service Class	19,661	(37,455)	(17,794)
Oppenheimer International Growth Fund/VA Non-Service Class	58,401	(52)	58,349
Oppenheimer International Growth Fund/VA Service Class	134,049	(308)	133,741
Oppenheimer Main Street Small Cap Fund/VA Non-Service Class	81,333	(2,690)	78,643
PIMCO VIT All Asset All Authority Advisor Class	80,522	(263)	80,259
PIMCO VIT All Asset All Authority Institutional Class	10,366	—	10,366
PIMCO VIT CommodityRealReturn Strategy Advisor Class	311,503	(169,562)	141,941
PIMCO VIT CommodityRealReturn Strategy Institutional Class	556	—	556
PIMCO VIT Emerging Markets Bond Advisor Class	115,712	(28,516)	87,196
PIMCO VIT Unconstrained Bond Advisor Class	65,977	(10,245)	55,732
Putnam VT Absolute Return 500 Class IB	90,987	(10,846)	80,141
Putnam VT Global Health Care Class IB	200,946	(135,453)	65,493
Putnam VT Growth & Income Class IB	3,934	(13,270)	(9,336)
SIPT VP Market Growth Strategy Class III	38,131	(12,279)	25,852
SIPT VP Market Plus Strategy Class III	109,472	(17)	109,455
Templeton Foreign VIP Class 1	2,307	—	2,307
Templeton Foreign VIP Class 4	86,279	(4,399)	81,880
Templeton Global Bond VIP Class 1	101,104	(4,462)	96,642
Templeton Global Bond VIP Class 2	821,071	(3,878,837)	(3,057,766)
Templeton Global Bond VIP Class 4	402,290	(3,952)	398,338
Templeton Growth VIP Class 2	195,574	(669,990)	(474,416)
Transparent Value Directional Allocation VI Class I	8,474	(4,963)	3,511
Transparent Value Directional Allocation VI Class II	1,132,647	(15,569)	1,117,078
UIF Global Infrastructure Class I	4,651	—	4,651
UIF Global Infrastructure Class II	187,109	(34,876)	152,233
Van Eck VIP Global Hard Assets Class S	91,148	(9,183)	81,965
Van Eck VIP Global Hard Assets Initial Class	25,206	—	25,206
Virtus VIT Multi-Sector Fixed Income Class A	148,471	(10,303)	138,168
Virtus VIT Premium AlphaSector Class A	269,720	(2,133)	267,587
Virtus VIT Premium AlphaSector Class I	14,402	—	14,402

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

The change in units outstanding for the year ended December 31, 2013, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
ABVPSF Global Thematic Growth Class B	1,007,770	(732,446)	275,324
ABVPSF Growth and Income Class B	136,041	(11,638,370)	(11,502,329)
ABVPSF International Value Class B	419,929	(29,232,516)	(28,812,587)
ABVPSF Large Cap Growth Class B	37,080	(182,309)	(145,229)
ABVPSF Small/Mid Cap Value Class B	1,334,821	(1,027,126)	307,695
American Century VP Inflation Protection Class II	320,698	(34,524,390)	(34,203,692)
American Funds Asset Allocation Class 1	44,765	(537)	44,228
American Funds Blue Chip Income and Growth Class 1	26,700	(8,624)	18,076
American Funds Bond Class 1	69,189	(250)	68,939
American Funds Global Balanced Class 1	33,645	(16,500)	17,145
American Funds Global Bond Class 1	86,305	(6,408)	79,897
American Funds Global Discovery Class 1	1,319	(3,861)	(2,542)
American Funds Global Growth Class 1	9,967	(482)	9,485
American Funds Global Growth Class 2	497,976	(2,692,467)	(2,194,491)
American Funds Global Growth and Income Class 1	13,375	(188)	13,187
American Funds Global Small Capitalization Class 1	9,671	(99)	9,572
American Funds Global Small Capitalization Class 2	811,549	(3,415,687)	(2,604,138)
American Funds Growth Class 1	89,609	(5,047)	84,562
American Funds Growth Class 2	576,428	(16,308,170)	(15,731,742)
American Funds Growth-Income Class 1	42,610	(581)	42,029
American Funds Growth-Income Class 2	999,286	(18,468,231)	(17,468,945)
American Funds High-Income Bond Class 1	18,770	(3,889)	14,881
American Funds International Class 1	17,638	(1,398)	16,240
American Funds International Class 2	2,638,797	(4,861,223)	(2,222,426)
American Funds International Growth and Income Class 1	70,549	(2,113)	68,436
American Funds Managed Risk Asset Allocation Class P1	31,144	(85)	31,059
American Funds Managed Risk Blue Chip Income and Growth Class P1	1,111	—	1,111
American Funds Managed Risk Growth Class P1	4,689	(52)	4,637
American Funds Managed Risk Growth-Income Class P1	558	—	558
American Funds Mortgage Class 1	17,300	(364)	16,936
American Funds New World Class 1	60,905	(1,566)	59,339
American Funds U.S. Government/AAA-Rated Securities Class 1	53,520	(32,963)	20,557
BlackRock Global Allocation V.I. Class I	58,920	(2,061)	56,859
BlackRock Global Allocation V.I. Class III	5,119,205	(6,950,769)	(1,831,564)
Delaware VIP Diversified Income Standard Class	42,589	(3,308)	39,281
Delaware VIP Diversified Income Service Class	11,452,989	(6,711,208)	4,741,781
Delaware VIP Emerging Markets Service Class	1,644,094	(2,241,909)	(597,815)
Delaware VIP High Yield Standard Class	11,612	(309,309)	(297,697)
Delaware VIP High Yield Service Class	769,931	(2,827,222)	(2,057,291)
Delaware VIP International Value Equity Standard Class	10	(2,098)	(2,088)
Delaware VIP Limited-Term Diversified Income Standard Class	85,605	(6,058)	79,547
Delaware VIP Limited-Term Diversified Income Service Class	25,626,456	(5,328,322)	20,298,134
Delaware VIP REIT Standard Class	17,647	(21,385)	(3,738)
Delaware VIP REIT Service Class	898,966	(1,378,183)	(479,217)
Delaware VIP Small Cap Value Standard Class	7,936	(42,465)	(34,529)
Delaware VIP Small Cap Value Service Class	811,684	(3,025,839)	(2,214,155)
Delaware VIP Smid Cap Growth Standard Class	14,036	(55,228)	(41,192)
Delaware VIP Smid Cap Growth Service Class	780,327	(1,372,425)	(592,098)
Delaware VIP U.S. Growth Service Class	1,023,034	(2,798,494)	(1,775,460)
Delaware VIP Value Standard Class	48,375	(56,870)	(8,495)
Delaware VIP Value Service Class	2,445,541	(2,034,354)	411,187
Deutsche Alternative Asset Allocation VIP Class A	53,028	(3,635)	49,393
Deutsche Alternative Asset Allocation VIP Class B	829,506	(472,130)	357,376
Deutsche Equity 500 Index VIP Class A	20,914	(1,054,486)	(1,033,572)
Deutsche Equity 500 Index VIP Class B	51,513	(1,796,612)	(1,745,099)
Deutsche Small Cap Index VIP Class A	5,677	(45,441)	(39,764)
Deutsche Small Cap Index VIP Class B	26,502	(742,763)	(716,261)
Fidelity VIP Contrafund Service Class 2	1,201,301	(6,594,049)	(5,392,748)
Fidelity VIP Equity-Income Initial Class	847	(418,163)	(417,316)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity VIP Equity-Income Service Class 2	8,722	(2,322,432)	(2,313,710)
Fidelity VIP Growth Initial Class	4,011	(58,876)	(54,865)
Fidelity VIP Growth Service Class 2	1,061,145	(1,740,652)	(679,507)
Fidelity VIP Mid Cap Service Class 2	1,414,942	(5,120,110)	(3,705,168)
Fidelity VIP Overseas Initial Class	1,346	(118,742)	(117,396)
Fidelity VIP Overseas Service Class 2	113,460	(5,488,971)	(5,375,511)
Franklin Income VIP Class 2	2,513,912	(4,019,263)	(1,505,351)
Franklin Mutual Shares VIP Class 2	1,915,849	(8,405,477)	(6,489,628)
Franklin Small-Mid Cap Growth VIP Class 2	94,897	(7,045,031)	(6,950,134)
Goldman Sachs VIT Large Cap Value Service Class	18,271	(1,878,584)	(1,860,313)
Huntington VA Balanced	19,585	(25,560)	(5,975)
Huntington VA Dividend Capture	19,026	(20,671)	(1,645)
Invesco V.I. American Franchise Series I	6,048	(76,138)	(70,090)
Invesco V.I. American Franchise Series II	2,006	(19,425)	(17,419)
Invesco V.I. Core Equity Series I	3,298	(113,654)	(110,356)
Invesco V.I. Core Equity Series II	4,250	(30,801)	(26,551)
Invesco V.I. International Growth Series I	4,750	(28,580)	(23,830)
Invesco V.I. International Growth Series II	9,819	(15,466)	(5,647)
Janus Aspen Balanced Service Class	70,102	(174,318)	(104,216)
Janus Aspen Enterprise Service Class	10,778	(72,298)	(61,520)
Janus Aspen Global Research Service Class	15,586	(24,091)	(8,505)
LVIP American Balanced Allocation Standard Class	690,285	(5,516)	684,769
LVIP American Global Growth Service Class II	869,379	(356,556)	512,823
LVIP American Global Small Capitalization Service Class II	595,985	(470,198)	125,787
LVIP American Growth Allocation Standard Class	23,752	(464)	23,288
LVIP American Growth Service Class II	1,694,714	(1,180,752)	513,962
LVIP American Growth-Income Service Class II	1,529,512	(1,026,135)	503,377
LVIP American Income Allocation Standard Class	116	—	116
LVIP American International Service Class II	1,051,544	(863,732)	187,812
LVIP American Preservation Standard Class	24,424	(2,462)	21,962
LVIP Baron Growth Opportunities Service Class	2,076,627	(1,132,064)	944,563
LVIP BlackRock Emerging Markets RPM Standard Class	6,581	(244)	6,337
LVIP BlackRock Emerging Markets RPM Service Class	8,568,857	(43,581)	8,525,276
LVIP BlackRock Equity Dividend RPM Standard Class	5,264	(30)	5,234
LVIP BlackRock Equity Dividend RPM Service Class	18,391,938	(93,841)	18,298,097
LVIP BlackRock Global Allocation V.I. RPM Standard Class	26,793	(34)	26,759
LVIP BlackRock Global Allocation V.I. RPM Service Class	29,999,735	—	29,999,735
LVIP BlackRock Inflation Protected Bond Standard Class	29,350	(15,038)	14,312
LVIP BlackRock Inflation Protected Bond Service Class	48,122,497	(7,810,205)	40,312,292
LVIP Capital Growth Service Class	444,069	(3,380,506)	(2,936,437)
LVIP Clarion Global Real Estate Service Class	1,963,667	(1,483,016)	480,651
LVIP Columbia Small-Mid Cap Growth RPM Service Class	10,314,090	(26,160)	10,287,930
LVIP Delaware Bond Standard Class	83,946	(1,478,138)	(1,394,192)
LVIP Delaware Bond Service Class	21,138,059	(3,970,698)	17,167,361
LVIP Delaware Diversified Floating Rate Standard Class	96,051	(3,044)	93,007
LVIP Delaware Diversified Floating Rate Service Class	48,768,651	(770,272)	47,998,379
LVIP Delaware Foundation Aggressive Allocation Standard Class	11,937	(152,777)	(140,840)
LVIP Delaware Foundation Aggressive Allocation Service Class	249,927	(452,057)	(202,130)
LVIP Delaware Growth and Income Service Class	434,195	(540,877)	(106,682)
LVIP Delaware Social Awareness Standard Class	28,339	(137,190)	(108,851)
LVIP Delaware Social Awareness Service Class	598,032	(461,591)	136,441
LVIP Delaware Special Opportunities Service Class	919,075	(844,742)	74,333
LVIP Dimensional Non-U.S. Equity RPM Standard Class	73,877	(6,223)	67,654
LVIP Dimensional Non-U.S. Equity RPM Service Class	6,094,652	(161,023)	5,933,629
LVIP Dimensional U.S. Equity RPM Standard Class	95,307	(15,477)	79,830
LVIP Dimensional U.S. Equity RPM Service Class	8,101,282	(471,981)	7,629,301
LVIP Dimensional/Vanguard Total Bond Standard Class	136,083	(7,741)	128,342
LVIP Dimensional/Vanguard Total Bond Service Class	10,335,816	(823,081)	9,512,735
LVIP Global Income Service Class	5,822,436	(1,739,417)	4,083,019
LVIP JPMorgan High Yield Service Class	4,721,265	(3,748,108)	973,157
LVIP JPMorgan Mid Cap Value RPM Service Class	12,277,786	(36,931)	12,240,855
LVIP Managed Risk American Balanced Allocation Standard Class	57,511	(298)	57,213

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Managed Risk American Growth Allocation Standard Class	39,339	(237)	39,102
LVIP Managed Risk Profile 2010 Service Class	140,135	(258,986)	(118,851)
LVIP Managed Risk Profile 2020 Service Class	217,884	(260,035)	(42,151)
LVIP Managed Risk Profile 2030 Service Class	134,139	(313,562)	(179,423)
LVIP Managed Risk Profile 2040 Service Class	132,523	(158,699)	(26,176)
LVIP Managed Risk Profile Conservative Standard Class	—	(3,663)	(3,663)
LVIP Managed Risk Profile Conservative Service Class	23,921,934	(7,428,410)	16,493,524
LVIP Managed Risk Profile Growth Standard Class	227,949	(4,983)	222,966
LVIP Managed Risk Profile Growth Service Class	262,634,169	(666,215)	261,967,954
LVIP Managed Risk Profile Moderate Standard Class	3,288	(36)	3,252
LVIP Managed Risk Profile Moderate Service Class	168,818,021	(4,612,999)	164,205,022
LVIP MFS International Growth Service Class	2,085,108	(1,606,545)	478,563
LVIP MFS International Growth RPM Service Class	3,474,536	(7,106)	3,467,430
LVIP MFS Value Service Class	2,727,011	(6,621,609)	(3,894,598)
LVIP Mid-Cap Value Service Class	870,542	(1,272,187)	(401,645)
LVIP Mondrian International Value Standard Class	167,852	(171,269)	(3,417)
LVIP Mondrian International Value Service Class	17,768,572	(2,404,699)	15,363,873
LVIP Money Market Standard Class	3,742,562	(4,480,953)	(738,391)
LVIP Money Market Service Class	25,328,500	(29,705,929)	(4,377,429)
LVIP SSgA Bond Index Standard Class	12,827	(586)	12,241
LVIP SSgA Bond Index Service Class	7,981,033	(4,587,534)	3,393,499
LVIP SSgA Conservative Index Allocation Service Class	1,503,236	(1,601,823)	(98,587)
LVIP SSgA Conservative Structured Allocation Service Class	1,109,000	(2,724,646)	(1,615,646)
LVIP SSgA Developed International 150 Standard Class	2,043	(179)	1,864
LVIP SSgA Developed International 150 Service Class	656,413	(2,373,728)	(1,717,315)
LVIP SSgA Emerging Markets 100 Standard Class	12,688	(1,559)	11,129
LVIP SSgA Emerging Markets 100 Service Class	2,855,653	(2,078,008)	777,645
LVIP SSgA Global Tactical Allocation RPM Standard Class	10,231	(1,548)	8,683
LVIP SSgA Global Tactical Allocation RPM Service Class	31,018,109	(3,875,850)	27,142,259
LVIP SSgA International Index Standard Class	8,627	(619)	8,008
LVIP SSgA International Index Service Class	9,183,871	(3,810,363)	5,373,508
LVIP SSgA Large Cap 100 Standard Class	47,447	(4,198)	43,249
LVIP SSgA Large Cap 100 Service Class	621,432	(4,076,445)	(3,455,013)
LVIP SSgA Large Cap RPM Standard Class	129	—	129
LVIP SSgA Large Cap RPM Service Class	2,390,286	(5,152)	2,385,134
LVIP SSgA Moderate Index Allocation Service Class	3,205,321	(1,206,222)	1,999,099
LVIP SSgA Moderate Structured Allocation Service Class	27,242,848	(5,627,914)	21,614,934
LVIP SSgA Moderately Aggressive Index Allocation Service Class	2,825,462	(1,537,687)	1,287,775
LVIP SSgA Moderately Aggressive Structured Allocation Service Class	2,653,099	(2,601,180)	51,919
LVIP SSgA S&P 500 Index Standard Class	2,568,909	(269,286)	2,299,623
LVIP SSgA S&P 500 Index Service Class	21,721,590	(8,415,983)	13,305,607
LVIP SSgA Small-Cap Index Standard Class	25,856	(1,579)	24,277
LVIP SSgA Small-Cap Index Service Class	11,974,475	(4,084,885)	7,889,590
LVIP SSgA Small-Cap RPM Standard Class	3,565	—	3,565
LVIP SSgA Small-Cap RPM Service Class	2,443,657	(7,657)	2,436,000
LVIP SSgA Small-Mid Cap 200 Standard Class	39,583	(2,135)	37,448
LVIP SSgA Small-Mid Cap 200 Service Class	406,820	(1,074,086)	(667,266)
LVIP T. Rowe Price Growth Stock Service Class	1,566,435	(2,097,026)	(530,591)
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class	42,419	(56,522)	(14,103)
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class	600,363	(1,339,345)	(738,982)
LVIP Templeton Growth RPM Service Class	18,882,252	(208,265)	18,673,987
LVIP UBS Large Cap Growth RPM Standard Class	30,130	(48,538)	(18,408)
LVIP UBS Large Cap Growth RPM Service Class	5,520,413	(128,456)	5,391,957
LVIP Vanguard Domestic Equity ETF Standard Class	20,036	(3,185)	16,851
LVIP Vanguard Domestic Equity ETF Service Class	2,212,463	(446,285)	1,766,178
LVIP Vanguard International Equity ETF Standard Class	28,598	(2,341)	26,257
LVIP Vanguard International Equity ETF Service Class	1,426,823	(322,451)	1,104,372
LVIP VIP Contrafund RPM Standard Class	10,201	(51)	10,150
LVIP VIP Contrafund RPM Service Class	8,656,233	—	8,656,233
Lord Abbett Series Fund Fundamental Equity Class VC	27,900	(165,462)	(137,562)
MFS VIT Core Equity Service Class	26,243	(29,156)	(2,913)
MFS VIT Growth Initial Class	5,330	(21,358)	(16,028)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
MFS VIT Growth Service Class	652,328	(295,603)	356,725
MFS VIT Total Return Initial Class	5,294	(123,952)	(118,658)
MFS VIT Total Return Service Class	100,646	(21,260,093)	(21,159,447)
MFS VIT Utilities Initial Class	8,183	(47,080)	(38,897)
MFS VIT Utilities Service Class	627,068	(1,480,390)	(853,322)
Morgan Stanley UIF Capital Growth Class II	10,666	(20,900)	(10,234)
NB AMT Mid Cap Growth I Class	34,239	(2,026,956)	(1,992,717)
NB AMT Mid Cap Intrinsic Value I Class	87,108	(440,093)	(352,985)
Oppenheimer Global Fund/VA Service Class	21,287	(58,544)	(37,257)
PIMCO VIT CommodityRealReturn Strategy Advisor Class	255,642	(207,740)	47,902
Putnam VT Global Health Care Class IB	43,002	(197,418)	(154,416)
Putnam VT Growth & Income Class IB	16,043	(14,349)	1,694
Templeton Global Bond VIP Class 2	999,132	(3,574,022)	(2,574,890)
Templeton Growth VIP Class 2	168,752	(767,269)	(598,517)

7. Subsequent Event

Management evaluated subsequent events through the date these financial statements were issued and determined there were no additional matters to be disclosed.

Report of Independent Registered Public Accounting Firm

Board of Directors of The Lincoln National Life Insurance Company
and

Contract Owners of Lincoln Life Variable Annuity Account N

We have audited the accompanying statements of assets and liabilities of Lincoln Life Variable Annuity Account N ("Variable Account"), comprised of the subaccounts described in Note 1, as of December 31, 2014, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Variable Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2014, by correspondence with the fund companies, or their transfer agent, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Lincoln Life Variable Annuity Account N at December 31, 2014, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

April 8, 2015

Lincoln Life Variable Annuity Account N
PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a) List of Financial Statements
1. Part A
The Table of Condensed Financial Information is included in Part A of this Registration Statement.
2. Part B
The following financial statements for the Variable Account are included in Part B of this Registration Statement:
Statement of Assets and Liabilities - December 31, 2014
Statement of Operations - Year ended December 31, 2014
Statements of Changes in Net Assets - Years ended December 31, 2014 and 2013
Notes to Financial Statements - December 31, 2014
Report of Independent Registered Public Accounting Firm
3. Part B
The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration Statement:
Consolidated Balance Sheets - Years ended December 31, 2014 and 2013
Consolidated Statements of Comprehensive Income (Loss) - Years ended December 31, 2014, 2013 and 2012
Consolidated Statements of Stockholder’s Equity - Years ended December 31, 2014, 2013 and 2012
Consolidated Statements of Cash Flows - Years ended December 31, 2014, 2013 and 2012
Notes to Consolidated Financial Statements - December 31, 2014
Report of Independent Registered Public Accounting Firm
(b) List of Exhibits
(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.
(2) None
(3)(a) Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.
(b) Amendment to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.
(c) Amendment to Schedule A of Selling Group Agreement dated February 14, 2000 incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.
(d) Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.
(e) ChoicePlus Selling Agreement for Affiliates incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.
(f) Principal Underwriting Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(4)(a) ChoicePlus Bonus Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.
(b) ChoicePlus Bonus Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.
(c) ChoicePlus Bonus and ChoicePlus II Bonus Income4Life Solution (IRA) Rider incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

(d) ChoicePlus Bonus and ChoicePlus II Bonus Income4Life Solution (NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.
(e) ChoicePlus II Bonus Annuity Contract (30070-B) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.
(f) ChoicePlus II Bonus Annuity Payment Option Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.
(g) ChoicePlus II Bonus Interest Adjusted Fixed Account Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.
(h) ChoicePlus II Bonus 1% Step-up Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.
(i) ChoicePlus II Bonus Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.
(j) ChoicePlus II Bonus 1% Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.
(k) ChoicePlus II Bonus Bonus Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.
(l) ChoicePlus II Bonus Persistency Credit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.
(m) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36304) filed on October 11, 2002.
(n) Accumulation Benefit Enhancement Rider (ABE) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.
(o) Estate Enhancement Benefit Rider with 5% Step-Up Death Benefit incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.
(p) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36304) filed on October 11, 2002.
(q) 28877-E IRA Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(r) 28877 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(s) 5305 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(t) Contract Benefit Data (I4LA-CB 8/02) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(u) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(v) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(w) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(x) Variable Annuity Income Rider (I4LA-NQ 10/02) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(y) Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(z) Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(aa) Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
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(bb) ABE prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(cc) 1% stepup and EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(dd) EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(ee) 1% stepup and DB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(ff) EGMDB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(gg) GOP prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(hh) Variable Annuity Income Rider (i4L-NQ-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.
(ii) Variable Annuity Income Rider (i4L-NQ 8/03) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.
(jj) Variable Annuity Income Rider (i4L-Q-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.
(kk) Variable Annuity Income Rider (i4L-Q 8/03) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.
(ll) Variable Annuity Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-35780) filed on June 9, 2004.
(mm) Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(nn) Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(oo) Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(pp) Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(qq) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 ( File No. 333-36136) filed on April 4, 2006.
(rr) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(ss) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(tt) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(uu) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(vv) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(ww) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(xx) Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-36304) filed on December 21, 2006.
(yy) Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36304) filed on April 17, 2007.
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(zz) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36304) filed on April 17, 2007.
(a-3) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(b-3) Variable Annuity Living Benefits Rider (AR 512 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(c-3) Variable Annuity Living Benefits Rider (AR 512P 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(d-3) Guaranteed Income Benefit Rider (AGIB 6/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(e-3) Section 403(b) Annuity Endorsement (32481-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(f-3) Bonus Rider (32146 4/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-35780) filed on April 7, 2009.
(g-3) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(h-3) Contract Benefit Data (CBD 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(i-3) Variable Annuity Payment Option Rider (I4LA-NQ 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(j-3) Variable Annuity Payment Option Rider (I4LA-Q 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(k-3) Contract Amendment – Maturity Date (AR-554 10/14) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-181616) filed on April 8, 2015.
(5)(a) ChoicePlus Bonus Application incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-36304) filed on July 19, 2000.
(b) ChoicePlus II Bonus Application incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.
(c) ChoicePlus Assurance (Bonus) Application (CPABB 1/08) incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-36304) filed on April 11, 2008.
(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.
(b) By-laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.
(7)(a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of October 1, 2009 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 43 (File No. 033-26032) filed on April 7, 2010.
(i) Amendments to the Automatic Indemnity Reinsurance Agreement incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 333-138190) filed on November 5, 2013.
(b) Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.
(i) Amendments to Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 40 (File No. 333-40937) filed on April 7, 2010.
(8)(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:
(i) AIM (Invesco) Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
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(ii) Deutsche (fka DWS) Investments VIT Funds incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(iii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(iv) Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, and Legg Mason Partners Fund Advisor, LLC incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(v) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(vi) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(vii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(viii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(ix) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(x) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xi) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(xii) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xiii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.
(xiv) Deutsche (fka DWS) Variable Series II incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xv) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.
(xvi) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xvii) JPMorgan Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(b) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:
(i) AIM Variable Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(ii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(iii) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.
(iv) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.
(v) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(vi) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(vii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(viii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(ix) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
B-5

(x) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.
(xi) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(c) Accounting and Financial Administration Services Agreement among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.
(9)(a) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-36304) filed on July 19, 2000.
(b) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-36304) filed on June 8, 2001.
(c) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective No. 8 (File No. 333-36304) filed on April 24, 2003.
(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm
(b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company
(11) Not applicable
(12) Not applicable
(13) Organizational Chart of the Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
Item 25. Directors and Officers of the Depositor
The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.
Name	Positions and Offices with Depositor
Charles A. Brawley, III**	Senior Vice President, Associate General Counsel and Secretary
Ellen G. Cooper**	Executive Vice President, Chief Investment Officer and Director
Jeffrey D. Coutts**	Senior Vice President and Treasurer
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
Dennis R. Glass**	President and Director
Mark E. Konen**	Executive Vice President and Director
Douglas N. Miller**	Senior Vice President, Chief Accounting Officer and Controller
Keith J. Ryan*	Vice President and Director
*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.
Item 27. Number of Contractowners
As of February 28, 2015 there were 328,705 contract owners under Account N.
Item 28. Indemnification
a) Brief description of indemnification provisions.
In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life or Company) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was
B-6

a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b) Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Wilford H. Fuller*	President, Chief Executive Officer and Director
Elizabeth M. O’Brien*	Senior Vice President and Director
Thomas P. O'Neill*	Senior Vice President, Chief Operating Officer and Director
Nancy A. Smith*	Secretary
Vacant	Vice President and Chief Financial Officer
*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103
(c) N/A
Item 30. Location of Accounts and Records
All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.
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Item 31. Management Services
Not Applicable.
Item 32. Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.
(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.
(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.
SIGNATURES
(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 63 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 23rd day of April, 2015.
Lincoln Life Variable Annuity Account N (Registrant) Lincoln ChoicePlusSM Bonus, Lincoln ChoicePlusSM II Bonus, and Lincoln ChoicePlus AssuranceSM (Bonus)
By:	/s/ Kimberly A. Genovese Kimberly A.Genovese Assistant Vice President, The Lincoln National Life Insurance Company (Title)
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY (Depositor)
By:	/s/ Stephen R. Turer Stephen R. Turer (Signature-Officer of Depositor) Vice President, The Lincoln National Life Insurance Company (Title)
(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 23, 2015.
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Signature	Title
* Dennis R. Glass	President and Director (Principal Executive Officer)
* Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
* Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
* Mark E. Konen	Executive Vice President and Director
* Keith J. Ryan	Vice President and Director
*By: /s/ Kimberly A.Genovese Kimberly A.Genovese	Pursuant to a Power of Attorney
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